UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04347

GMO Trust

(Exact name of registrant as specified in charter)

40 Rowes Wharf, Boston, MA	02110
(Address of principal executive offices)	(Zip code)

Sheppard N. Burnett, Chief Executive Officer, 40 Rowes Wharf, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-346-7646

Date of fiscal year end: 02/28/19

Date of reporting period: 11/30/18

Item 1. Schedule of Investments.

The Schedules of Investments for each series of the registrant for the period ended November 30, 2018 are filed herewith.

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Par Value†	Description	Value ($)
	DEBT OBLIGATIONS — 92.5%

	U.S. Government — 85.4%
42,935,969	U.S. Treasury Inflation Indexed Bond, 0.63%, due 04/15/23 (a)	42,126,447
23,591,663	U.S. Treasury Inflation Indexed Bond, 0.25%, due 01/15/25 (a)	22,524,982
63,856,760	U.S. Treasury Inflation Indexed Bond, 0.63%, due 01/15/26 (a)	62,038,339
54,743,370	U.S. Treasury Inflation Indexed Bond, 0.38%, due 01/15/27 (a)	51,816,596
30,366,458	U.S. Treasury Inflation Indexed Bond, 0.50%, due 01/15/28 (a)	28,859,206
59,003,875	U.S. Treasury Inflation Indexed Bond, 1.75%, due 01/15/28 (a)	62,444,231
42,122,879	U.S. Treasury Inflation Indexed Bond, 2.50%, due 01/15/29 (a)	47,756,814
2,500,000	U.S. Treasury Note, Variable Rate, USBM + 0.00%, 2.38%, due 01/31/20	2,500,769
6,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.03%, 2.42%, due 04/30/20 (b)	6,002,240
5,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 2.43%, due 10/31/20	4,999,606

	Total U.S. Government	331,069,230

	U.S. Government Agency — 7.1%
9,500,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR – 0.24%, 2.09%, due 03/06/19	9,498,965
18,000,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR – 0.21%, 2.41%, due 02/10/20	17,988,003

	Total U.S. Government Agency	27,486,968

	TOTAL DEBT OBLIGATIONS (COST $368,378,436)	358,556,198

Shares / Par Value†		Description	Value ($)
		MUTUAL FUNDS — 2.9%

		United States — 2.9%
		Affiliated Issuers — 2.9%
	443,625	GMO U.S. Treasury Fund	11,081,760

		TOTAL MUTUAL FUNDS (COST $11,077,337)	11,081,760

		SHORT-TERM INVESTMENTS — 4.3%

		Foreign Government Obligations — 3.8%
JPY	1,682,000,000	Japan Treasury Discount Bill, Zero Coupon, due 01/15/19	14,821,292

		Money Market Funds — 0.5%
	2,101,650	State Street Institutional Treasury Plus Money Market Fund-Premier Class, 2.16% (c)	2,101,650

		TOTAL SHORT-TERM INVESTMENTS (COST $16,905,006)	16,922,942

		TOTAL INVESTMENTS — 99.7% (COST $396,360,779)	386,560,900
		Other Assets and Liabilities (net) — 0.3%	1,165,133

		TOTAL NET ASSETS — 100.0%	$387,726,033

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2018 (Unaudited)

A summary of outstanding financial instruments at November 30, 2018 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold	Currency Purchased	Net Unrealized Appreciation (Depre- ciation) ($)
02/05/2019	MSCI	AUD 14,610,000	USD 10,510,653	(179,376)
12/03/2018	GS	CAD 1,596,630	USD 1,230,000	28,306
12/03/2018	JPM	CAD 4,148,899	USD 3,123,936	1,293
01/14/2019	MSCI	CHF 15,448,277	USD 15,703,315	167,838
01/24/2019	MSCI	CLP 910,455,000	USD 1,342,359	(13,807)
01/24/2019	JPM	COP 2,102,940,000	USD 660,000	11,349
12/13/2018	BOA	CZK 21,914,950	USD 980,000	24,840
12/13/2018	DB	CZK 16,111,707	USD 720,000	17,774
12/19/2018	MSCI	EUR 2,720,000	USD 3,190,363	106,621
02/13/2019	BCLY	GBP 730,000	USD 956,054	22,209
02/13/2019	MSCI	GBP 3,700,000	USD 4,845,798	112,611
12/13/2018	BCLY	HUF 351,558,900	USD 1,260,000	29,501
12/13/2018	BOA	HUF 84,189,060	USD 300,000	5,328
12/12/2018	MSCI	IDR 9,926,551,000	USD 670,000	(22,062)
01/28/2019	BOA	ILS 4,329,616	USD 1,171,718	2,523
12/07/2018	BCLY	JPY 47,644,009	USD 430,000	10,198
12/07/2018	GS	JPY 156,195,365	USD 1,390,000	13,727
01/15/2019	GS	JPY 1,682,000,000	USD 14,886,840	7,205
02/08/2019	MSCI	KRW 1,509,367,500	USD 1,341,183	(9,116)
01/07/2019	JPM	NOK 14,947,473	USD 1,770,000	27,888
12/05/2018	JPM	NZD 710,000	USD 469,921	(18,141)
12/05/2018	MSCI	NZD 1,480,000	USD 958,581	(58,788)
12/05/2018	MSCI	NZD 5,490,000	USD 3,637,921	(135,968)
01/24/2019	MSCI	PEN 943,880	USD 280,000	1,330
02/06/2019	BOA	PHP 20,207,550	USD 377,288	(6,505)
12/13/2018	BOA	PLN 2,972,320	USD 800,000	15,822

Settlement Date	Counter- party	Currency Sold	Currency Purchased	Net Unrealized Appreciation (Depre- ciation) ($)
12/13/2018	DB	PLN 1,093,953	USD 290,000	1,386
01/28/2019	BOA	RON 4,739,670	USD 1,153,766	395
02/05/2019	BCLY	SEK 8,342,147	USD 930,000	8,119
01/14/2019	BCLY	SGD 466,853	USD 340,948	380
12/13/2018	BOA	THB 9,191,728	USD 280,000	450
02/13/2019	JPM	TWD 32,400,900	USD 1,065,118	8,388
12/03/2018	GS	USD 4,413,279	CAD 5,745,529	(88,942)
12/05/2018	GS	USD 524,325	NZD 810,000	32,479
12/05/2018	MSCI	USD 1,187,597	NZD 1,740,000	8,499
12/07/2018	JPM	USD 2,905,097	JPY 323,443,052	(55,167)
12/12/2018	BCLY	USD 1,560,000	IDR 23,925,720,000	108,058
12/13/2018	DB	USD 370,000	PLN 1,407,748	1,402
12/19/2018	BCLY	USD 2,136,831	EUR 1,860,000	(28,097)
01/07/2019	JPM	USD 9,920,422	NOK 80,929,312	(488,197)
01/16/2019	BCLY	USD 1,767,747	TRY 9,849,905	75,270
01/24/2019	MSCI	USD 279,139	PEN 943,880	(469)
02/04/2019	MSCI	USD 390,000	BRL 1,455,987	(14,823)
02/05/2019	BCLY	USD 11,059,754	SEK 99,347,005	(81,029)
02/11/2019	BCLY	USD 330,000	RUB 21,987,900	(4,979)
02/11/2019	BOA	USD 1,332,016	RUB 88,679,650	(21,171)
02/20/2019	BCLY	USD 693,020	INR 50,347,880	22,788
02/21/2019	JPM	USD 901,823	MXN 18,520,742	(2,920)
03/04/2019	JPM	USD 3,130,342	CAD 4,148,899	(1,223)

				$(356,803)

Reverse Repurchase Agreements

Average balance outstanding	$(41,051,668)
Average interest rate	0.25%
Maximum balance outstanding	$(41,051,668)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund had entered into reverse repurchase agreements. Average interest rate was calculated based on interest received and/or paid during the period that the Fund had entered into the reverse repurchase agreements. The Fund had no reverse repurchase agreements outstanding at the end of the period.

Swap Contracts

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3 Month NZD Bank Bill Rate	2.64%	NZD	35,890,000	12/19/2023	Semi-Annually	(12,545)	226,536	239,081
3 Month CAD LIBOR	2.90%	CAD	5,188,000	12/18/2028	Semi-Annually	—	53,714	53,714
3 Month CAD LIBOR	2.95%	CAD	33,814,000	12/18/2028	Semi-Annually	(32,603)	458,824	491,427
3 Month CAD LIBOR	2.85%	CAD	889,000	12/18/2028	Semi-Annually	—	6,286	6,286
3 Month CAD LIBOR	2.94%	CAD	4,275,000	12/18/2028	Semi-Annually	—	55,144	55,144
3 Month CAD LIBOR	2.94%	CAD	5,630,000	12/18/2028	Semi-Annually	—	70,737	70,737
3 Month CAD LIBOR	2.74%	CAD	4,143,000	12/18/2028	Semi-Annually	—	(2,344)	(2,344)
2.82%	3 Month CAD LIBOR	CAD	4,214,000	12/18/2028	Semi-Annually	—	(20,199)	(20,199)
2.77%	6 Month AUD BBSW	AUD	6,042,000	12/19/2028	Semi-Annually	—	4,402	4,402
6 Month AUD BBSW	2.91%	AUD	6,081,000	12/19/2028	Semi-Annually	—	52,820	52,820
2.79%	6 Month AUD BBSW	AUD	8,018,000	12/19/2028	Semi-Annually	—	(3,132)	(3,132)

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2018 (Unaudited)

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
2.94%	6 Month AUD BBSW	AUD	58,704,000	12/19/2028	Semi-Annually	8,981	(621,993)	(630,974)
2.97%	6 Month AUD BBSW	AUD	3,995,000	12/19/2028	Semi-Annually	—	(51,271)	(51,271)
6 Month CHF LIBOR	0.50%	CHF	5,685,000	12/19/2028	Annually	(5,029)	53,382	58,411
6 Month CHF LIBOR	0.60%	CHF	3,102,000	12/19/2028	Annually	—	61,544	61,544
0.64%	6 Month CHF LIBOR	CHF	3,715,000	12/19/2028	Annually	—	(86,771)	(86,771)
0.43%	6 Month CHF LIBOR	CHF	2,807,000	12/19/2028	Annually	—	(6,614)	(6,614)
3 Month NZD Bank Bill Rate	3.05%	NZD	37,179,000	12/19/2028	Semi-Annually	(54,060)	328,935	382,995
3 Month NZD Bank Bill Rate	3.09%	NZD	1,112,000	12/19/2028	Semi-Annually	—	12,678	12,678
3 Month NZD Bank Bill Rate	3.09%	NZD	1,653,000	12/19/2028	Semi-Annually	—	18,350	18,350
3 Month NZD Bank Bill Rate	3.08%	NZD	1,335,000	12/19/2028	Semi-Annually	—	14,459	14,459
3 Month NZD Bank Bill Rate	3.08%	NZD	2,733,000	12/19/2028	Semi-Annually	—	29,107	29,107
3 Month NZD Bank Bill Rate	3.06%	NZD	2,960,000	12/19/2028	Semi-Annually	—	27,967	27,967
3 Month SEK STIBOR	1.38%	SEK	11,799,000	12/19/2028	Annually	—	28,352	28,352
3 Month SEK STIBOR	1.24%	SEK	26,156,500	12/19/2028	Annually	—	23,584	23,584
3 Month SEK STIBOR	1.23%	SEK	26,156,500	12/19/2028	Annually	—	21,517	21,517
3 Month SEK STIBOR	1.20%	SEK	31,603,000	12/19/2028	Annually	—	17,840	17,840
1.29%	3 Month SEK STIBOR	SEK	37,711,000	12/19/2028	Annually	—	(54,462)	(54,462)
6 Month EURIBOR	0.91%	EUR	1,054,000	12/20/2028	Annually	—	3,125	3,125
6 Month EURIBOR	0.92%	EUR	1,285,000	12/20/2028	Annually	—	4,380	4,380
6 Month EURIBOR	0.90%	EUR	2,011,000	12/20/2028	Annually	—	2,060	2,060
1.82%	6 Month GBP LIBOR	GBP	7,997,000	12/20/2028	Semi-Annually	(4,373)	(22,109)	(17,736)
1.62%	6 Month GBP LIBOR	GBP	6,383,000	12/20/2028	Semi-Annually	(9,380)	(45,172)	(35,792)
1.66%	6 Month GBP LIBOR	GBP	2,672,000	12/20/2028	Semi-Annually	—	(31,425)	(31,425)
1.67%	6 Month GBP LIBOR	GBP	3,490,000	12/20/2028	Semi-Annually	—	(46,075)	(46,075)
1.61%	6 Month GBP LIBOR	GBP	38,002,000	12/20/2028	Semi-Annually	—	(223,296)	(223,296)
1.69%	6 Month GBP LIBOR	GBP	380,000	12/20/2028	Semi-Annually	—	(5,861)	(5,861)
3 Month USD LIBOR	3.10%	USD	40,695,000	12/20/2028	Semi-Annually	10,005	139,015	129,010
3.06%	3 Month USD LIBOR	USD	3,179,000	12/20/2028	Semi-Annually	—	(207)	(207)
3.07%	3 Month USD LIBOR	USD	1,578,000	12/20/2028	Semi-Annually	—	(1,339)	(1,339)

						$(99,004)	$492,488	$591,492

As of November 30, 2018, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

CAD LIBOR - London Interbank Offered Rate denominated in Canadian Dollar.

CHF LIBOR - London Interbank Offered Rate denominated in Swiss Franc.

EURIBOR - Euro Interbank Offered Rate

GBP LIBOR - London Interbank Offered Rate denominated in British Pounds.

NZD Bank Bill Rate - Bank Bill Rate denominated in New Zealand Dollar.

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

USD LIBOR - London Interbank Offered Rate denominated in United States Dollars.

The rates shown on variable rate notes are the current interest rates at November 30, 2018, which are subject to change based on the terms of the security.

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic.

(b)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(c)	The rate disclosed is the 7 day net yield as of November 30, 2018.

Counterparty Abbreviations:

BCLY - Barclays Bank plc

BOA - Bank of America, N.A.

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MSCI - Morgan Stanley & Co. International PLC

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

CZK - Czech Koruna

EUR - Euro

GBP - British Pound

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peruvian Sol

PHP - Philippine Peso

PLN - Polish Zloty

RON - Romanian Leu

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TRY - Turkish Lira

TWD - Taiwan Dollar

USD - United States Dollar

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Par Value† / Shares	Description	Value ($)
	DEBT OBLIGATIONS — 48.2%

	United States — 48.2%
	Asset-Backed Securities — 3.8%
317,010	Bear Stearns Commercial Mortgage Securities Trust, Series 05-PW10, Class AJ, Variable Rate, 5.78%, due 12/11/40	326,854
16,740,000	Commercial Mortgage Trust, Series 13-WWP, Class A2, 144A, 3.42%, due 03/10/31	16,840,786
2,900,000	Commercial Mortgage Trust, Series 13-WWP, Class C, 144A, 3.54%, due 03/10/31	2,930,475
5,000,000	Commercial Mortgage Trust, Series 13-WWP, Class D, 144A, 3.90%, due 03/10/31	5,120,677

	Total Asset-Backed Securities	25,218,792

	U.S. Government — 29.0%
7,407,000	U.S. Treasury Bond, 3.75%, due 11/15/43	7,971,784
45,764,000	U.S. Treasury Bond, 3.38%, due 05/15/44 (a)	46,348,564
8,949,000	U.S. Treasury Note, 2.00%, due 02/28/21	8,790,994
51,233,000	U.S. Treasury Note, 1.75%, due 11/30/21	49,661,988
1,945,000	U.S. Treasury Note, 2.00%, due 02/15/23	1,879,280
36,868,000	U.S. Treasury Note, 2.50%, due 05/15/24	36,165,204
27,877,000	U.S. Treasury Note, 2.00%, due 08/15/25	26,317,630
16,615,000	U.S. Treasury Note, 2.25%, due 02/15/27	15,747,256

	Total U.S. Government	192,882,700

	U.S. Government Agency — 15.4%
13,221,000	Federal Home Loan Mortgage Corp., TBA, 3.50%, due 12/13/48	12,964,586
33,648,000	Federal National Mortgage Association, TBA, 2.50%, due 12/18/33	32,455,986
3,009,000	Federal National Mortgage Association, TBA, 3.00%, due 12/13/48	2,868,306
28,129,000	Federal National Mortgage Association, TBA, 4.00%, due 12/13/48	28,292,719
26,444,000	Government National Mortgage Association, TBA, 3.50%, due 12/19/48	26,142,890

	Total U.S. Government Agency	102,724,487

	TOTAL DEBT OBLIGATIONS (COST $328,605,865)	320,825,979

	MUTUAL FUNDS — 44.5%

	United States — 44.5%
	Affiliated Issuers — 28.4%
1,293,541	GMO Emerging Country Debt Fund, Class IV	34,408,186
5,179,318	GMO Opportunistic Income Fund, Class VI	139,323,650
607,458	GMO U.S. Treasury Fund	15,174,313

	Total Affiliated Issuers	188,906,149

Shares / Par Value†		Description	Value ($)
		Exchange-Traded Funds — 16.1%
	964,362	iShares iBoxx $ Investment Grade Corporate Bond ETF	107,487,788

		TOTAL MUTUAL FUNDS (COST $303,269,630)	296,393,937

		SHORT-TERM INVESTMENTS — 29.7%

		Foreign Government Obligations — 29.4%
JPY	5,600,000,000	Japan Treasury Discount Bill, Zero Coupon, due 12/03/18	49,332,687
JPY	3,300,000,000	Japan Treasury Discount Bill, Zero Coupon, due 12/17/18	29,072,560
JPY	1,611,500,000	Japan Treasury Discount Bill, Zero Coupon, due 01/28/19	14,201,586
JPY	2,850,000,000	Japan Treasury Discount Bill, Zero Coupon, due 02/12/19	25,119,443
JPY	3,300,000,000	Japan Treasury Discount Bill, Zero Coupon, due 02/25/19	29,089,450
JPY	5,600,000,000	Japan Treasury Discount Bill, Zero Coupon, due 03/11/19	49,368,256

		Total Foreign Government Obligations	196,183,982

		Money Market Funds — 0.3%
	1,741,742	State Street Institutional Treasury Plus Money Market Fund-Premier Class, 2.16% (b)	1,741,742

		TOTAL SHORT-TERM INVESTMENTS (COST $199,158,177)	197,925,724

		TOTAL INVESTMENTS — 122.4% (Cost $831,033,672)	815,145,640
		Other Assets and Liabilities (net) — (22.4%)	(148,915,844)

		TOTAL NET ASSETS — 100.0%	$666,229,796

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2018 (Unaudited)

A summary of outstanding financial instruments at November 30, 2018 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold	Currency Purchased	Net Unreal- ized Appre- ciation (Depre- ciation) ($)
02/05/2019	MSCI	AUD 34,560,000	USD 24,862,982	(424,314)
12/03/2018	GS	CAD 4,765,962	USD 3,670,000	82,929
12/03/2018	JPM	CAD 9,663,460	USD 7,276,154	3,012
01/14/2019	MSCI	CHF 37,316,867	USD 37,932,936	405,431
01/24/2019	MSCI	CLP 2,157,382,500	USD 3,180,807	(32,716)
01/24/2019	JPM	COP 5,039,080,000	USD 1,580,000	25,697
12/13/2018	BOA	CZK 55,065,300	USD 2,460,000	59,987
12/13/2018	DB	CZK 37,383,188	USD 1,670,000	40,659
12/19/2018	MSCI	EUR 6,420,000	USD 7,530,714	252,178
02/13/2019	BCLY	GBP 1,760,000	USD 2,305,008	53,546
02/13/2019	MSCI	GBP 8,970,000	USD 11,747,785	273,004
12/13/2018	BCLY	HUF 831,464,700	USD 2,980,000	69,771
12/13/2018	BOA	HUF 182,409,630	USD 650,000	11,544
12/12/2018	MSCI	IDR 22,944,519,000	USD 1,550,000	(49,651)
01/28/2019	BOA	ILS 10,518,423	USD 2,846,587	6,129
12/03/2018	MSCI	JPY 5,600,000,000	USD 50,142,270	809,582
12/07/2018	BCLY	JPY 130,744,024	USD 1,180,000	27,985
12/07/2018	GS	JPY 375,348,270	USD 3,340,000	32,721
12/17/2018	JPM	JPY 3,300,000,000	USD 29,604,675	498,987
01/28/2019	DB	JPY 1,611,500,000	USD 14,454,133	183,505
02/12/2019	MSCI	JPY 2,850,000,000	USD 25,469,469	201,384
02/25/2019	MSCI	JPY 3,300,000,000	USD 29,411,387	123,561
03/11/2019	GS	JPY 5,600,000,000	USD 49,741,522	(16,298)
02/08/2019	MSCI	KRW 3,577,760,000	USD 3,179,101	(21,609)
01/07/2019	JPM	NOK 27,614,823	USD 3,270,000	51,522
12/05/2018	JPM	NZD 2,330,000	USD 1,542,136	(59,533)
12/05/2018	MSCI	NZD 16,340,000	USD 10,788,288	(444,015)
01/24/2019	MSCI	PEN 2,258,570	USD 670,000	3,182
02/06/2019	BOA	PHP 47,515,050	USD 887,137	(15,297)
12/13/2018	BOA	PLN 7,022,106	USD 1,890,000	37,379
12/13/2018	DB	PLN 2,489,686	USD 660,000	3,153
01/28/2019	BOA	RON 11,180,760	USD 2,721,704	933
02/05/2019	BCLY	SEK 26,461,648	USD 2,950,000	25,753
01/14/2019	BCLY	SGD 1,112,209	USD 812,259	906
12/13/2018	BOA	THB 22,322,768	USD 680,000	1,092
02/13/2019	JPM	TWD 79,130,210	USD 2,601,256	20,485
12/03/2018	GS	USD 11,082,314	CAD 14,429,421	(222,101)
12/05/2018	GS	USD 1,301,102	NZD 2,010,000	80,595
12/05/2018	MSCI	USD 2,873,439	NZD 4,210,000	20,564
12/07/2018	JPM	USD 7,036,571	JPY 783,366,359	(134,151)

Settlement Date	Counter- party	Currency Sold	Currency Purchased	Net Unreal- ized Appre- ciation (Depre- ciation) ($)
12/12/2018	BCLY	USD 3,700,000	IDR 56,746,900,000	256,291
12/13/2018	DB	USD 840,000	PLN 3,195,967	3,182
12/19/2018	BCLY	USD 4,975,836	EUR 4,330,000	(66,792)
01/07/2019	JPM	USD 22,999,022	NOK 187,622,568	(1,131,813)
01/16/2019	BCLY	USD 4,086,292	TRY 22,768,860	173,993
01/24/2019	MSCI	USD 667,939	PEN 2,258,570	(1,122)
02/04/2019	MSCI	USD 950,000	BRL 3,546,635	(36,107)
02/05/2019	BCLY	USD 27,530,233	SEK 247,297,196	(201,699)
02/11/2019	BCLY	USD 930,000	RUB 61,965,900	(14,032)
02/11/2019	BOA	USD 3,107,536	RUB 206,885,770	(49,392)
02/20/2019	BCLY	USD 1,630,635	INR 118,465,600	53,619
02/21/2019	JPM	USD 2,202,454	MXN 45,231,796	(7,132)
03/04/2019	JPM	USD 7,291,075	CAD 9,663,460	(2,848)

				$963,639

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
52	U.S. Long Bond (CBT)	March 2019	7,275,126	38,512
312	U.S. Treasury Note 2 Yr. (CBT)	March 2019	65,827,125	38,573
112	U.S. Treasury Note 5 Yr. (CBT)	March 2019	12,651,625	24,511
25	U.S. Treasury Note 10 Yr. (CBT)	March 2019	2,986,328	11,331
181	U.S. Treasury Ultra 10 Yr. (CBT)	March 2019	22,896,500	112,850
12	U.S. Ultra Bond (CBT)	March 2019	1,828,875	2,605

			$113,465,579	$228,382

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Swap Contracts

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3 Month NZD Bank Bill Rate	2.64%	NZD	88,413,000	12/19/2023	Semi-Annually	(30,905)	558,059	588,964
3 Month CAD LIBOR	2.90%	CAD	12,307,000	12/18/2028	Semi-Annually	—	127,421	127,421
3 Month CAD LIBOR	2.95%	CAD	78,428,000	12/18/2028	Semi-Annually	(75,618)	1,064,195	1,139,813
3 Month CAD LIBOR	2.85%	CAD	7,958,000	12/18/2028	Semi-Annually	—	56,272	56,272
3 Month CAD LIBOR	2.94%	CAD	8,712,000	12/18/2028	Semi-Annually	—	112,378	112,378
3 Month CAD LIBOR	2.94%	CAD	13,289,000	12/18/2028	Semi-Annually	—	166,966	166,966
3 Month CAD LIBOR	2.74%	CAD	9,700,000	12/18/2028	Semi-Annually	—	(5,488)	(5,488)
2.82%	3 Month CAD LIBOR	CAD	11,393,000	12/18/2028	Semi-Annually	—	(54,611)	(54,611)

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2018 (Unaudited)

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
2.77%	6 Month AUD BBSW	AUD	12,744,000	12/19/2028	Semi-Annually	—	9,286	9,286
6 Month AUD BBSW	2.91%	AUD	13,923,000	12/19/2028	Semi-Annually	—	120,937	120,937
2.79%	6 Month AUD BBSW	AUD	33,831,000	12/19/2028	Semi-Annually	—	(13,215)	(13,215)
2.94%	6 Month AUD BBSW	AUD	134,679,000	12/19/2028	Semi-Annually	20,604	(1,426,980)	(1,447,584)
2.97%	6 Month AUD BBSW	AUD	4,393,000	12/19/2028	Semi-Annually	—	(56,379)	(56,379)
6 Month CHF LIBOR	0.50%	CHF	13,367,000	12/19/2028	Annually	(11,824)	125,517	137,341
6 Month CHF LIBOR	0.60%	CHF	7,169,000	12/19/2028	Annually	—	142,233	142,233
0.64%	6 Month CHF LIBOR	CHF	8,296,000	12/19/2028	Semi-Annually	—	(193,769)	(193,769)
0.43%	6 Month CHF LIBOR	CHF	6,824,000	12/19/2028	Semi-Annually	—	(16,080)	(16,080)
3 Month NZD Bank Bill Rate	3.05%	NZD	84,454,000	12/19/2028	Semi-Annually	(122,799)	747,194	869,993
3 Month NZD Bank Bill Rate	3.09%	NZD	3,757,000	12/19/2028	Semi-Annually	—	42,835	42,835
3 Month NZD Bank Bill Rate	3.09%	NZD	5,582,000	12/19/2028	Semi-Annually	—	61,965	61,965
3 Month NZD Bank Bill Rate	3.08%	NZD	4,508,000	12/19/2028	Semi-Annually	—	48,824	48,824
3 Month NZD Bank Bill Rate	3.08%	NZD	9,231,000	12/19/2028	Semi-Annually	—	98,312	98,312
3 Month NZD Bank Bill Rate	3.06%	NZD	5,930,000	12/19/2028	Semi-Annually	—	56,028	56,028
3 Month SEK STIBOR	1.38%	SEK	27,503,000	12/19/2028	Annually	—	66,087	66,087
3 Month SEK STIBOR	1.24%	SEK	63,427,000	12/19/2028	Annually	—	57,188	57,188
3 Month SEK STIBOR	1.23%	SEK	63,427,000	12/19/2028	Annually	—	52,176	52,176
3 Month SEK STIBOR	1.20%	SEK	75,214,000	12/19/2028	Annually	—	42,459	42,459
1.29%	3 Month SEK STIBOR	SEK	90,535,000	12/19/2028	Annually	—	(130,750)	(130,750)
6 Month EURIBOR	0.91%	EUR	2,532,000	12/20/2028	Annually	—	7,507	7,507
6 Month EURIBOR	0.92%	EUR	3,058,000	12/20/2028	Annually	—	10,422	10,422
6 Month EURIBOR	0.90%	EUR	4,823,000	12/20/2028	Annually	—	4,941	4,941
1.56%	6 Month GBP LIBOR	GBP	748,000	12/20/2028	Semi-Annually	—	276	276
1.82%	6 Month GBP LIBOR	GBP	22,097,000	12/20/2028	Semi-Annually	(12,084)	(61,091)	(49,007)
1.62%	6 Month GBP LIBOR	GBP	4,951,000	12/20/2028	Semi-Annually	(7,276)	(35,038)	(27,762)
1.66%	6 Month GBP LIBOR	GBP	3,873,000	12/20/2028	Semi-Annually	—	(45,549)	(45,549)
1.67%	6 Month GBP LIBOR	GBP	8,178,000	12/20/2028	Semi-Annually	—	(107,965)	(107,965)
1.61%	6 Month GBP LIBOR	GBP	99,645,000	12/20/2028	Semi-Annually	—	(585,505)	(585,505)
1.67%	6 Month GBP LIBOR	GBP	1,284,000	12/20/2028	Semi-Annually	—	(16,026)	(16,026)
1.69%	6 Month GBP LIBOR	GBP	3,009,000	12/20/2028	Semi-Annually	—	(46,410)	(46,410)
3 Month USD LIBOR	3.10%	USD	98,916,000	12/20/2028	Semi-Annually	24,319	337,899	313,580
3.06%	3 Month USD LIBOR	USD	7,591,000	12/20/2028	Semi-Annually	—	(495)	(495)
3.07%	3 Month USD LIBOR	USD	5,332,000	12/20/2028	Semi-Annually	—	(4,524)	(4,524)

						$(215,583)	$1,317,502	$1,533,085

As of November 30, 2018, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

CAD LIBOR - London Interbank Offered Rate denominated in Canadian Dollar.

CHF LIBOR - London Interbank Offered Rate denominated in Swiss Franc.

ETF - Exchange-Traded Fund

EURIBOR - Euro Interbank Offered Rate

GBP LIBOR - London Interbank Offered Rate denominated in British Pounds.

NZD Bank Bill Rate - Bank Bill Rate denominated in New Zealand Dollar.

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

TBA - To Be Announced – Delayed Delivery Security

USD LIBOR - London Interbank Offered Rate denominated in United States Dollars.

The rates shown on variable rate notes are the current interest rates at November 30, 2018, which are subject to change based on the terms of the security.

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(b)	The rate disclosed is the 7 day net yield as of November 30, 2018.

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2018 (Unaudited)

Counterparty Abbreviations:

BCLY - Barclays Bank plc

BOA - Bank of America, N.A.

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MSCI - Morgan Stanley & Co. International PLC

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

CZK - Czech Koruna

EUR - Euro

GBP - British Pound

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peruvian Sol

PHP - Philippine Peso

PLN - Polish Zloty

RON - Romanian Leu

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TRY - Turkish Lira

TWD - Taiwan Dollar

USD - United States Dollar

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Par Value†		Description	Value ($)
		DEBT OBLIGATIONS — 89.9%

		Albania — 1.0%
		Foreign Government Obligations
	49,649,849	Republic of Albania Par Bond, Zero Coupon, due 08/31/25 (a) (b)	37,213,814

		Angola — 0.5%
		Foreign Government Obligations
	18,100,000	Angolan Government International Bond, 144A, 9.38%, due 05/08/48	17,511,750

		Argentina — 4.2%
		Foreign Government Obligations
JPY	407,485,276	Republic of Argentina, Variable Rate, 4.33%, due 12/31/33 (c)	2,246,886
EUR	8,008,646	Republic of Argentina Discount Bond, 7.82%, due 12/31/33	7,967,266
	40,308,593	Republic of Argentina Discount Bond, 8.28%, due 12/31/33	33,708,060
	10,786,557	Republic of Argentina Discount Bond, 8.28%, due 12/31/33	8,761,435
EUR	112,130,000	Republic of Argentina Par Bond, Step Up, 2.26%, due 12/31/38	69,016,679
EUR	64,150,000	Republic of Argentina Par Bond, Step Up, 2.26%, due 12/31/38	40,306,448

		Total Argentina	162,006,774

		Armenia — 0.1%
		Foreign Government Obligations
	2,195,000	Republic of Armenia, Reg S, 7.15%, due 03/26/25	2,288,288

		Azerbaijan — 0.5%
		Foreign Government Agency — 0.3%
	7,450,000	Southern Gas Corridor CJSC, Reg S, 6.88%, due 03/24/26	7,791,210
	4,687,000	State Oil Company of the Azerbaijan Republic, Reg S, 6.95%, due 03/18/30	4,798,316

			12,589,526

		Foreign Government Obligations — 0.2%
	7,100,000	Republic of Azerbaijan International Bond, Reg S, 5.13%, due 09/01/29	6,558,625

		Total Azerbaijan	19,148,151

		Bahrain — 0.8%
		Foreign Government Obligations
	35,150,000	Bahrain Government International Bond, Reg S, 7.50%, due 09/20/47	32,777,375

		Belarus — 0.1%
		Foreign Government Obligations
	3,700,000	Republic of Belarus International Bond, Reg S, 6.20%, due 02/28/30	3,320,750

Par Value†		Description	Value ($)
		Belize — 0.6%
		Foreign Government Obligations
	40,578,000	Republic of Belize, Reg S, Step Up, 4.94%, due 02/20/34	23,180,182

		Bermuda — 0.1%
		Foreign Government Obligations
	4,300,000	Bermuda Government International Bond, 144A, 4.75%, due 02/15/29	4,289,250

		Brazil — 2.6%
		Foreign Government Agency — 1.8%
GBP	12,895,000	Petrobras Global Finance BV, 6.63%, due 01/16/34	16,308,225
	61,139,000	Petrobras Global Finance BV, 6.85%, due 06/05/2115	54,108,015

			70,416,240

		Foreign Government Obligations — 0.8%
	16,897,000	Republic of Brazil, 7.13%, due 01/20/37	18,565,579
	5,000,000	Republic of Brazil, 5.00%, due 01/27/45	4,170,000
	6,340,000	Republic of Brazil, 5.63%, due 02/21/47	5,725,020

			28,460,599

		Total Brazil	98,876,839

		Cameroon — 0.1%
		Foreign Government Obligations
	4,500,000	Republic of Cameroon International Bond, Reg S, 9.50%, due 11/19/25	4,550,625

		Chile — 1.0%
		Corporate Debt — 0.8%
	4,300,000	Empresa Nacional del Petroleo, 144A, 5.25%, due 11/06/29	4,244,100
	20,411,000	Empresa Nacional de Electricidad SA, 8.13%, due 02/01/97 (c)	25,003,475
	3,600,000	Empresa Nacional del Petroleo, Reg S, 4.50%, due 09/14/47	2,960,460

			32,208,035

		Foreign Government Agency — 0.2%
	8,800,000	Corp Nacional del Cobre de Chile, Reg S, 4.25%, due 07/17/42	7,770,268

		Total Chile	39,978,303

		Colombia — 1.6%
		Foreign Government Agency — 1.2%
	43,011,000	Ecopetrol SA, 7.38%, due 09/18/43	46,532,525

		Foreign Government Obligations — 0.4%
	647,000	Colombia Government International Bond, 8.38%, due 02/15/27	782,017
	7,800,000	Colombia Government International Bond, 5.63%, due 02/26/44	7,901,400

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Par Value†	Description	Value ($)
	Colombia — continued
	Foreign Government Obligations — continued
3,800,000	Republic of Colombia, 11.85%, due 03/09/28 (b)	5,174,583

		13,858,000

	Total Colombia	60,390,525

	Congo Republic (Brazzaville) — 1.6%
	Foreign Government Obligations
79,089,609	Republic of Congo, Reg S, Step Up, 6.00%, due 06/30/29 (c)	62,283,067

	Costa Rica — 1.0%
	Foreign Government Agency — 0.1%
5,500,000	Instituto Costarricense de Electricidad, Reg S, 6.38%, due 05/15/43	4,074,427

	Foreign Government Obligations — 0.9%
37,631,000	Costa Rica Government International Bond, Reg S, 7.16%, due 03/12/45	33,303,435

	Total Costa Rica	37,377,862

	Dominican Republic — 1.8%
	Asset-Backed Securities — 0.5%
20,039,443	Autopistas Del Nordeste Ltd., Reg S, 9.39%, due 04/15/24	21,041,415

	Foreign Government Obligations — 1.3%
17,687,000	Dominican Republic International Bond, Reg S, 8.63%, due 04/20/27	19,964,201
29,811,000	Dominican Republic International Bond, Reg S, 6.85%, due 01/27/45	28,394,978

		48,359,179

	Total Dominican Republic	69,400,594

	Ecuador — 1.6%
	Foreign Government Obligations
16,700,000	Ecuador Government International Bond, Reg S, 9.63%, due 06/02/27	15,480,900
31,400,000	Ecuador Government International Bond, 8.88%, due 10/23/27	27,789,000
20,100,000	Ecuador Government International Bond, 7.88%, due 01/23/28	16,843,800

	Total Ecuador	60,113,700

	Egypt — 0.9%
	Foreign Government Obligations
1,400,000	Egypt Government International Bond, Reg S, 8.50%, due 01/31/47	1,275,750
39,000,000	Egypt Government International Bond, 7.90%, due 02/21/48	33,930,000

	Total Egypt	35,205,750

Par Value†		Description	Value ($)
		El Salvador — 0.6%
		Foreign Government Obligations
	26,275,000	El Salvador Government International Bond, Reg S, 7.65%, due 06/15/35	24,295,047

		Ethiopia — 0.1%
		Foreign Government Obligations
	4,190,000	Federal Democratic Republic of Ethiopia, Reg S, 6.63%, due 12/11/24	3,949,075

		Gabon — 0.3%
		Foreign Government Obligations
	15,300,000	Gabonese Republic, Reg S, 6.38%, due 12/12/24	13,406,625

		Ghana — 0.9%
		Foreign Government Agency — 0.4%
	14,127,725	Saderea, Ltd., Reg S, 12.50%, due 11/30/26	14,975,389

		Foreign Government Obligations — 0.5%
	17,482,000	Republic of Ghana, Reg S, 10.75%, due 10/14/30 (e)	19,951,332

		Total Ghana	34,926,721

		Greece — 0.1%
		Foreign Government Obligations
EUR	5,800,000	Hellenic Republic Government Bond, Reg S, Step Up, 3.00%, due 02/24/36	5,474,514

		Grenada — 0.2%
		Foreign Government Obligations
	7,310,440	Grenada Government International Bond, Reg S, Step Up, 7.00%, due 05/12/30	6,579,396

		Guatemala — 0.5%
		Foreign Government Obligations
	16,195,000	Republic of Guatemala, Reg S, 8.13%, due 10/06/34	20,263,994

		Honduras — 0.3%
		Foreign Government Obligations
	5,516,000	Honduras Government International Bond, Reg S, 7.50%, due 03/15/24	5,764,220
	6,646,000	Honduras Government International Bond, Reg S, 6.25%, due 01/19/27	6,454,928

		Total Honduras	12,219,148

		Hungary — 0.4%
		Foreign Government Obligations
	12,084,000	Hungary Government International Bond, 7.63%, due 03/29/41	16,177,455

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Par Value†		Description	Value ($)
		Indonesia — 4.1%
		Foreign Government Agency — 1.4%
	3,500,000	Indonesia Asahan Aluminium Persero PT, 144A, 6.76%, due 11/15/48	3,457,300
	3,500,000	Indonesia Asahan Aluminium Persero PT, 144A, 6.53%, due 11/15/28	3,613,750
	12,000,000	Pertamina Persero PT, 144A, 6.50%, due 11/07/48	12,170,460
	14,400,000	Pertamina Persero PT, Reg S, 6.50%, due 05/27/41	14,688,000
	14,200,000	Perusahaan Listrik Negara PT, 144A, 6.25%, due 01/25/49	13,951,500
	6,100,000	Perusahaan Listrik Negara PT, 144A, 6.15%, due 05/21/48	5,962,750

			53,843,760

		Foreign Government Obligations — 2.7%
	30,000,000	Indonesia Government International Bond, 4.35%, due 01/11/48 (e)	26,144,850
	43,091,000	Indonesia Government International Bond, Reg S, 6.63%, due 02/17/37	48,620,222
	28,780,000	Indonesia Government International Bond, Reg S, 5.25%, due 01/17/42	27,981,355

			102,746,427

		Total Indonesia	156,590,187

		Iraq — 0.4%
		Foreign Government Obligations
	15,000,000	Republic of Iraq, Reg S, 5.80%, due 01/15/28	13,575,000

		Israel — 1.3%
		Foreign Government Agency
	7,243,000	Israel Electric Corp., Ltd., Reg S, 7.88%, due 12/15/26	8,610,116
JPY	2,500,000,000	Israel Electric Corp., Ltd., 4.10%, due 01/14/32 (c)	25,382,108
	12,798,000	Israel Electric Corp., Ltd., Reg S, 8.10%, due 12/15/96	15,901,515

		Total Israel	49,893,739

		Ivory Coast — 0.8%
		Foreign Government Obligations
	15,075,650	Ivory Coast Government International Bond, Reg S, Step Up, 5.75%, due 12/31/32	13,304,261
EUR	19,500,000	Ivory Coast Government International Bond, Reg S, 6.63%, due 03/22/48	19,068,106

		Total Ivory Coast	32,372,367

		Jamaica — 0.6%
		Foreign Government Agency — 0.1%
	4,000,000	National Road Operating & Construction Co., Ltd., Reg S, 9.38%, due 11/10/24 (c)	4,807,600

Par Value†		Description	Value ($)
		Jamaica — continued
		Foreign Government Obligations — 0.5%
	16,875,000	Jamaica Government International Bond, 7.88%, due 07/28/45	19,068,750

		Total Jamaica	23,876,350

		Jordan — 0.6%
		Foreign Government Obligations
	5,437,000	Jordan Government International Bond, Reg S, 5.75%, due 01/31/27	5,008,836
	18,550,000	Jordan Government International Bond, Reg S, 7.38%, due 10/10/47	16,347,188

		Total Jordan	21,356,024

		Kazakhstan — 1.2%
		Foreign Government Agency — 0.4%
	14,700,000	KazMunayGas National Co JSC, 144A, 6.38%, due 10/24/48	14,156,541

		Foreign Government Obligations — 0.8%
	28,499,000	Kazakhstan Government International Bond, Reg S, 6.50%, due 07/21/45	32,666,979

		Total Kazakhstan	46,823,520

		Kenya — 0.3%
		Foreign Government Obligations
	11,600,000	Kenya Government International Bond, Reg S, 8.25%, due 02/28/48	9,976,000

		Macedonia — 0.5%
		Foreign Government Obligations
EUR	8,039,000	Macedonia Government International Bond, Reg S, 5.63%, due 07/26/23	10,124,857
EUR	7,300,000	Macedonia Government International Bond, Reg S, 2.75%, due 01/18/25	8,016,402

		Total Macedonia	18,141,259

		Mexico — 8.5%
		Foreign Government Agency — 3.6%
	5,000,000	Petroleos Mexicanos, 144A, 6.50%, due 01/23/29	4,594,000
	96,587,000	Petroleos Mexicanos, 6.75%, due 09/21/47	79,925,742
	68,851,000	Petroleos Mexicanos, Reg S, 6.35%, due 02/12/48	54,777,856

			139,297,598

		Foreign Government Obligations — 4.9%
	138,478,000	United Mexican States, 5.75%, due 10/12/2110	126,984,326
GBP	50,396,000	United Mexican States, 5.63%, due 03/19/2114	60,812,340

			187,796,666

		Total Mexico	327,094,264

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Par Value†	Description	Value ($)
	Morocco — 0.5%
	Foreign Government Agency
20,800,000	Office Cherifien des Phosphates SA, Reg S, 6.88%, due 04/25/44	21,008,000

	Mozambique — 0.1%
	Foreign Government Obligations
4,744,000	Mozambique International Bond, Reg S, 10.50%, due 01/18/23 (d)	4,477,150

	Nigeria — 0.4%
	Foreign Government Obligations
10,750,000	Nigeria Government International Bond, Reg S, 7.63%, due 11/28/47	9,070,313
7,200,000	Nigeria Government International Bond, Reg S, 7.70%, due 02/23/38	6,201,000

	Total Nigeria	15,271,313

	Oman — 0.5%
	Foreign Government Obligations
21,700,000	Oman Government International Bond, Reg S, 6.75%, due 01/17/48	18,906,125

	Pakistan — 0.9%
	Foreign Government Obligations
39,562,000	Islamic Republic of Pakistan, Reg S, 7.88%, due 03/31/36	34,927,114

	Panama — 0.7%
	Foreign Government Agency — 0.3%
9,300,000	Aeropuerto Internacional de Tocumen SA, 144A, 6.00%, due 11/18/48	9,021,000
3,600,000	Aeropuerto Internacional de Tocumen SA, Reg S, 6.00%, due 11/18/48	3,510,000

		12,531,000

	Foreign Government Obligations — 0.4%
7,851,000	Panama Government International Bond, 8.13%, due 04/28/34	10,471,271
4,252,000	Panama Government International Bond, 4.30%, due 04/29/53	3,823,611

		14,294,882

	Total Panama	26,825,882

	Papua New Guinea — 0.0%
	Foreign Government Obligations
1,400,000	Papua New Guinea Government International Bond, 144A, 8.38%, due 10/04/28	1,391,453

	Paraguay — 0.2%
	Foreign Government Obligations
8,000,000	Republic of Paraguay, Reg S, 6.10%, due 08/11/44	7,980,000

Par Value†		Description	Value ($)
		Peru — 1.1%
		Foreign Government Agency — 1.0%
	14,304,000	Peru Enhanced Pass-Through Finance Ltd., Reg S, Zero Coupon, due 06/02/25 (c)	12,706,815
	25,895,000	Petroleos del Peru SA, Reg S, 5.63%, due 06/19/47	24,509,618

			37,216,433

		Foreign Government Obligations — 0.1%
	5,000,000	Peru Par Bond, Series 30 Yr., Step Up, 4.00%, due 03/07/27 (b)	4,950,000

		Total Peru	42,166,433

		Philippines — 2.6%
		Foreign Government Agency
	9,000,000	Bangko Sentral ng Pilipinas Bond, 8.60%, due 06/15/97 (c)	15,157,966
	23,300,000	Central Bank of Philippines, Series A, 8.60%, due 06/15/27	29,884,580
	42,012,000	National Power Corp., Global Bond, 9.63%, due 05/15/28	56,802,535

		Total Philippines	101,845,081

		Qatar — 0.3%
		Foreign Government Obligations
	11,000,000	Qatar Government International Bond, 144A, 5.10%, due 04/23/48	11,137,500

		Romania — 0.1%
		Foreign Government Obligations
EUR	5,180,000	Romanian Government International Bond, Reg S, 3.88%, due 10/29/35	5,761,654

		Russia — 4.2%
		Foreign Government Agency — 2.0%
	13,575,000	Gazprom Neft OAO Via GPN Capital SA, Reg S, 4.38%, due 09/19/22	13,235,625
	41,067,000	Gazprom OAO Via Gaz Capital SA, Reg S, 8.63%, due 04/28/34	49,383,067
	15,700,000	Sberbank of Russia Via SB Capital SA, Reg S, 5.13%, due 10/29/22	15,386,000

			78,004,692

		Foreign Government Obligations — 2.2%
	26,000,000	Russian Foreign Bond, 144A, 5.25%, due 06/23/47	23,738,000
	64,400,000	Russian Foreign Bond, Reg S, 5.25%, due 06/23/47	58,797,200

			82,535,200

		Total Russia	160,539,892

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Par Value†		Description	Value ($)
		Rwanda — 0.1%
		Foreign Government Obligations
	5,487,000	Rwanda International Government Bond, Reg S, 6.63%, due 05/02/23	5,438,989

		Saudi Arabia — 0.5%
		Foreign Government Obligations
	21,000,000	Saudi Government International Bond, 144A, 5.00%, due 04/17/49	20,196,750

		Senegal — 0.2%
		Foreign Government Obligations
	10,800,000	Senegal Government International Bond, Reg S, 6.75%, due 03/13/48	8,910,000

		South Africa — 1.3%
		Foreign Government Agency — 0.3%
ZAR	163,000,000	Eskom Holdings SOC, Ltd., Zero Coupon, due 12/31/32	1,739,315
	8,500,000	Eskom Holdings SOC, Ltd., 144A, 8.45%, due 08/10/28	7,968,750
ZAR	27,300,000	Transnet, Ltd., 13.50%, due 04/18/28	2,229,425

			11,937,490

		Foreign Government Obligations — 1.0%
	19,900,000	Republic of South Africa Government International Bond, 6.30%, due 06/22/48	18,183,625
	21,700,000	Republic of South Africa Government International Bond, 5.65%, due 09/27/47	18,662,000

			36,845,625

		Total South Africa	48,783,115

		Sri Lanka — 0.8%
		Foreign Government Obligations
	11,000,000	Sri Lanka Government International Bond, 144A, 6.75%, due 04/18/28	9,583,750
	1,425,000	Sri Lanka Government International Bond, Reg S, 6.13%, due 06/03/25	1,237,969
	14,280,000	Sri Lanka Government International Bond, Reg S, 6.83%, due 07/18/26	12,762,750
	10,844,000	Sri Lanka Government International Bond, Reg S, 6.20%, due 05/11/27	9,190,290

		Total Sri Lanka	32,774,759

		Suriname — 0.4%
		Foreign Government Obligations
	16,178,000	Republic of Suriname, Reg S, 9.25%, due 10/26/26 (e)	15,770,395

		Trinidad And Tobago — 0.3%
		Foreign Government Agency
	6,736,000	Petroleum Company of Trinidad and Tobago Ltd., Reg S, 9.75%, due 08/14/19	6,507,650

Par Value†		Description	Value ($)
		Trinidad And Tobago — continued
		Foreign Government Agency — continued
	7,292,000	Trinidad Generation UnLtd, Reg S, 5.25%, due 11/04/27	6,826,588

		Total Trinidad And Tobago	13,334,238

		Tunisia — 1.8%
		Foreign Government Agency
JPY	7,340,000,000	Banque Centrale de Tunisie SA, 4.30%, due 08/02/30 (c)	52,375,457
JPY	2,500,000,000	Banque Centrale de Tunisie SA, 4.20%, due 03/17/31 (c)	17,398,582

		Total Tunisia	69,774,039

		Turkey — 5.0%
		Foreign Government Agency — 0.7%
	7,240,000	Akbank Turk AS, Reg S, Variable Rate, 6.80%, due 04/27/28	5,728,650
	6,400,000	Export Credit Bank of Turkey, 144A, 6.13%, due 05/03/24	5,688,000
	5,000,000	TC Ziraat Bankasi AS, Reg S, 5.13%, due 09/29/23	4,250,000
	12,200,000	Turkiye Vakiflar Bankasi TAO, Reg S, 5.75%, due 01/30/23	10,354,750

			26,021,400

		Foreign Government Obligations — 4.3%
	30,744,000	Republic of Turkey, 6.75%, due 05/30/40	26,478,270
	83,302,000	Republic of Turkey, 6.00%, due 01/14/41	66,120,963
	3,600,000	Republic of Turkey, 6.63%, due 02/17/45	3,033,000
	94,513,000	Republic of Turkey, 5.75%, due 05/11/47	71,475,456

			167,107,689

		Total Turkey	193,129,089

		Ukraine — 2.1%
		Foreign Government Agency — 0.3%
	8,189,000	Oschadbank Via SSB #1 Plc, Reg S, Step Up, 9.63%, due 03/20/25	7,734,510
	3,700,000	Ukreximbank Via Biz Finance Plc, Reg S, 9.75%, due 01/22/25	3,472,265

			11,206,775

		Foreign Government Obligations — 1.8%
	6,019,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/21	5,687,955
	6,019,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/22	5,567,575
	6,585,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/23	5,992,350
	8,585,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/24	7,651,381
	6,585,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/25	5,761,875

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Par Value†	Description	Value ($)
	Ukraine — continued
	Foreign Government Obligations — continued
6,019,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/26	5,176,340
6,869,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/27	5,830,064
33,100,000	Ukraine Government International Bond, Reg S, 7.38%, due 09/25/32	26,728,250

		68,395,790

	Total Ukraine	79,602,565

	United States — 18.6%
	Asset-Backed Securities — 0.5%
3,610,608	Countrywide Home Equity Loan Trust, Series 05-F, Class 2A, AMBAC, Variable Rate, 1 mo. LIBOR + .24%, 2.55%, due 12/15/35	3,134,599
1,876,978	Countrywide Home Equity Loan Trust, Series 05-H, Class 2A, FGIC, Variable Rate, 1 mo. LIBOR + .24%, 2.55%, due 12/15/35	1,822,570
2,499,217	Countrywide Home Equity Loan Trust, Series 06-D, Class 2A, XLCA, Variable Rate, 1 mo. LIBOR + .20%, 2.51%, due 05/15/36	2,342,464
10,087,927	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A3, Variable Rate, 1 mo. LIBOR + .15%, 2.46%, due 11/25/36	4,895,525
10,222,433	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A4, Variable Rate, 1 mo. LIBOR + .22%, 2.53%, due 11/25/36	4,988,872
5,497,793	Wamu Asset-Backed Certificates, Series 07-HE2, Class 2A4, Variable Rate, 1 mo. LIBOR + .36%, 2.67%, due 04/25/37	2,878,876

		20,062,906

	Corporate Debt — 0.1%
385,402	AMBAC Assurance Corp., 144A, 5.10%, due 06/07/20	516,439
1,693,050	AMBAC LSNI LLC, 144A, Variable Rate, 3 mo. LIBOR + 5.00%, 7.40%, due 02/12/23	1,705,748

		2,222,187

	U.S. Government — 18.0%
78,070,300	U.S. Treasury Inflation Indexed Note, 0.13%, due 01/15/22 (f)	75,777,167
200,000,000	U.S. Treasury Note, 1.50%, due 12/31/18	199,886,948
68,000,000	U.S. Treasury Note, 1.25%, due 01/31/19	67,882,709
31,500,000	U.S. Treasury Note, 1.38%, due 02/28/19	31,422,203
6,000,000	U.S. Treasury Note, 1.00%, due 08/31/19	5,926,641
12,500,000	U.S. Treasury Note, 1.75%, due 09/30/19	12,403,809
6,000,000	U.S. Treasury Note, 1.50%, due 10/31/19	5,934,375
46,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 2.43%, due 07/31/20 (e) (g)	46,018,888
98,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 2.43%, due 10/31/20	97,992,269

Par Value†	Description	Value ($)
	United States — continued
	U.S. Government — continued
51,500,000	U.S. Treasury Note, Variable Rate, USBM + 0.03%, 2.42%, due 04/30/20	51,519,228
100,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.00%, 2.38%, due 01/31/20	100,030,775

		694,795,012

	Total United States	717,080,105

	Uruguay — 1.3%
	Foreign Government Obligations
52,218,000	Uruguay Government International Bond, 5.10%, due 06/18/50	49,084,920

	Venezuela — 3.2%
	Foreign Government Agency — 1.3%
111,465,000	Electricidad de Caracas Finance BV, Reg S, 8.50%, due 04/10/18 (d)	14,211,787
176,000,000	Petroleos de Venezuela SA, Reg S, 6.00%, due 05/16/24 (d)	27,808,000
61,967,000	Petroleos de Venezuela SA, Reg S, 6.00%, due 11/15/26 (d)	9,914,720

		51,934,507

	Foreign Government Obligations — 1.9%
7,000,000	Venezuela Government International Bond, 9.38%, due 01/13/34 (d) (e)	1,890,000
19,028,000	Venezuela Government International Bond, Reg S, 7.75%, due 10/13/19 (d)	4,387,381
36,600,000	Venezuela Government International Bond, Reg S, 6.00%, due 12/09/20 (d) (e)	8,097,750
172,793,000	Venezuela Government International Bond, Reg S, 9.00%, due 05/07/23 (d)	38,878,425
61,500,000	Venezuela Government International Bond, Reg S, 11.95%, due 08/05/31 (d)	14,298,750
23,750,000	Venezuela Government International Bond, Reg S, 12.75%, due 08/23/22 (d)	5,575,788

		73,128,094

	Total Venezuela	125,062,601

	Vietnam — 0.6%
	Foreign Government Agency — 0.5%
25,105,000	Debt and Asset Trading Corp., Reg S, 1.00%, due 10/10/25	17,212,867

	Foreign Government Obligations — 0.1%
6,428,000	Socialist Republic of Vietnam, Series 30 Yr, Variable Rate, 6 Mo. LIBOR + .81%, 3.38%, due 03/13/28 (c)	5,560,220

	Total Vietnam	22,773,087

	Zambia — 0.3%
	Foreign Government Obligations
14,900,000	Zambia Government International Bond, Reg S, 8.97%, due 07/30/27	11,063,250

	TOTAL DEBT OBLIGATIONS (COST $3,800,180,378)	3,471,919,783

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Par Value†		Description	Value ($)
		LOAN ASSIGNMENTS — 0.2%
		Indonesia — 0.0%
	408,070	Republic of Indonesia Loan Agreement, dated September 14, 1994, 6 mo. LIBOR + 0.75%, 3.25%, due 12/16/19 (c)	378,036
EUR	540,685	Republic of Indonesia, Indonesia Paris Club Debt, 4.00%, due 06/01/21 (b)	554,621

		Total Indonesia	932,657

		Kenya — 0.2%
	7,300,000	Republic of Kenya Loan Agreement, 9.34%, due 04/10/25 (b)	6,803,635

		TOTAL LOAN ASSIGNMENTS (COST $8,342,548)	7,736,292

		LOAN PARTICIPATIONS — 1.2%

		Angola — 0.7%
	19,112,500	Republic of Angola Loan Agreement (Participation with Development Bank of Southern Africa), 6 mo. LIBOR + 6.25%, 8.75%, due 12/13/23 (c)	17,908,412
	10,277,438	Republic of Angola Loan Agreement (Participation with Development Bank of Southern Africa), 6 mo. LIBOR + 6.25%, 6.60%, due 12/20/23 (c)	9,629,959

		Total Angola	27,538,371

		Egypt — 0.0%
CHF	65,516	Paris Club Loan Agreement (Participation with Standard Chartered Bank), Zero Coupon, due 01/03/24 (b)	60,933

		Indonesia — 0.0%
	1,564,478	Republic of Indonesia Loan Agreement (Participation with Deutsche Bank), 6 mo. LIBOR + 0.88%, 3.48%, due 09/29/19 (c)	1,449,332
	199,751	Republic of Indonesia Loan Agreement (Participation with Deutsche Bank), 6 mo. LIBOR + 0.88%, 3.53%, due 10/14/19 (c)	185,049

		Total Indonesia	1,634,381

		Iraq — 0.5%
EUR	1,063,115	Republic of Iraq Paris Club Loan Agreement (Participation with Credit Suisse), 4.50%, due 12/30/27 (b)	824,155
JPY	152,901,473	Republic of Iraq Paris Club Loan Agreement (Participation with Deutsche Bank), 2.57%, due 01/01/28 (c)	801,888
JPY	2,753,142,613	Republic of Iraq Paris Club Loan Agreement (Participation with Deutsche Bank), 2.57%, due 01/01/28 (c)	14,275,206
JPY	359,728,676	Republic of Iraq Paris Club Loan Agreement (Participation with Deutsche Bank), 2.57%, due 01/01/28 (c)	1,865,321

		Total Iraq	17,766,570

Par Value† / Shares		Description	Value ($)
		Russia — 0.0%
EUR	76,893,500	Russian Foreign Trade Obligations (Participation with GML International Ltd.) (c) (d)	3

		TOTAL LOAN PARTICIPATIONS (COST $69,117,692)	47,000,258

		MUTUAL FUNDS — 2.3%

		United States — 2.3%
		Affiliated Issuers — 2.3%
	568,012	GMO Opportunistic Income Fund, Class VI	15,279,515
	2,970,669	GMO U.S. Treasury Fund	74,207,310

		TOTAL MUTUAL FUNDS (COST $86,145,712)	89,486,825

		RIGHTS/WARRANTS — 0.7%

		Argentina — 0.4%
EUR	335,089,675	Republic of Argentina GDP Linked, Expires 12/15/35 (f)	13,846,347
JPY	740,189,000	Republic of Argentina GDP Linked, Expires 12/15/35 (c) (f)	423,841

		Total Argentina	14,270,188

		Nigeria — 0.1%
	28,000	Central Bank of Nigeria Oil Warrants, Reg S, Expires 11/15/20 (c) (f)	1,435,000

		Ukraine — 0.2%
	14,446,000	Government of Ukraine GDP Linked, Reg S, Expires 05/31/40 (f)	8,033,782

		Uruguay — 0.0%
	4,000,000	Banco Central Del Uruguay Value Recovery Rights, VRRB, Expires 01/02/21 (b) (f)	—

		Venezuela — 0.0%
	1,080,062	Republic of Venezuela Oil Warrants, Expires 04/15/20 (c) (d) (f)	1,080,062

		TOTAL RIGHTS/WARRANTS (COST $55,515,265)	24,819,032

		SHORT-TERM INVESTMENTS — 5.4%

		U.S. Government — 5.4%
	91,000,000	U.S. Treasury Bill, 2.15%, due 01/15/19 (h)	90,753,536
	10,000,000	U.S. Treasury Bill, 2.17%, due 01/17/19 (h)	9,971,531
	20,000,000	U.S. Treasury Bill, 2.22%, due 01/31/19 (h)	19,924,857

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Par Value†	Description	Value ($)
	U.S. Government — continued
60,000,000	U.S. Treasury Bill, 2.24%, due 02/07/19 (h)	59,747,000
30,000,000	U.S. Treasury Bill, 2.39%, due 04/04/19 (h)	29,756,508

	TOTAL SHORT-TERM INVESTMENTS (COST $210,131,156)	210,153,432

	TOTAL INVESTMENTS — 99.7% (Cost $4,229,432,751)	3,851,115,622
	Other Assets and Liabilities (net) — 0.3%	11,005,631

	TOTAL NET ASSETS — 100.0%	$3,862,121,253

A summary of outstanding financial instruments at November 30, 2018 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Apprecia- tion (Deprecia- tion) ($)
02/19/2019	GS	EUR	42,027,600	USD	47,964,856	47,744
02/19/2019	BCLY	GBP	53,411,000	USD	68,513,735	168,694
02/19/2019	JPM	GBP	9,000,000	USD	11,580,777	64,322
02/19/2019	MSCI	USD	13,357,258	JPY	1,500,000,000	(50,916)

						$229,844

Reverse Repurchase Agreements (i)

Face Value		Description	Value ($)
USD	1,995,021	JP Morgan Securities, Inc., 0.01%, dated 10/24/18 (collateral: Venezuela Government International Bond, 9.38%, due 01/13/34), to be repurchased on demand at face value plus accrued interest.	(1,995,021)
USD	392,425	JP Morgan Securities, Inc., (1.00)%, dated 10/22/18 (collateral: Venezuela Government International Bond, Reg S, 6.00%, due 12/09/20), to be repurchased on demand at face value plus accrued interest.	(392,425)
USD	21,661,455	Barclays Bank plc, 1.50%, dated 11/01/18 (collateral: Indonesia Government International Bond, 4.35%, due 01/11/48), to be repurchased on demand at face value plus accrued interest.	(21,661,455)
USD	4,386,953	JP Morgan Securities, Inc., 1.65%, dated 10/22/18 (collateral: Indonesia Government International Bond, 4.35%, due 01/11/48), to be repurchased on demand at face value plus accrued interest.	(4,386,953)
USD	12,332,803	JP Morgan Securities, Inc., 1.90%, dated 10/01/18 (collateral: Republic of Suriname, Reg S, 9.25%, due 10/26/26), to be repurchased on demand at face value plus accrued interest.	(12,332,803)
USD	5,478,579	JP Morgan Securities, Inc., 1.90%, dated 11/20/18 (collateral: Republic of Ghana, Reg S, 10.75%, due 10/04/30), to be repurchased on demand at face value plus accrued interest.	(5,478,579)

			$(46,247,236)

		Average balance outstanding	$(32,480,067)
		Average interest rate	(1.39)%
		Maximum balance outstanding	$(123,700,530)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund had entered into reverse repurchase agreements. Average interest rate was calculated based on interest received and/or paid during the period that the Fund had entered into the reverse repurchase agreements.

Credit Linked Options

Principal / Notional Amount			Expiration Date	Description	Premiums ($)	Value ($)
Put Sold	USD	24,000,000	03/10/2020	Lebanon Gap Credit Linked Put Option, Fund receives premium of 0.50% (OTC) (CP-DB) (b)	(361,333)	(343,286)
Put Sold	USD	45,000,000	01/20/2021	Republic of Philippines Credit Linked Put Option, Fund receives premium of 0.25% (OTC) (CP-DB) (b)	(502,187)	49,322
Put Sold	USD	46,000,000	04/13/2021	Lebanon Gap Credit Linked Put Option, Fund receives premium of 0.50% (OTC) (CP-DB) (b)	(947,472)	(1,225,195)
Put Sold	USD	9,746,000	01/24/2024	Republic of Philippines Credit Linked Put Option, Fund receives premium of 0.25% (OTC) (CP-DB) (b)	(20,074)	46,878
Put Sold	USD	100,000,000	04/15/2024	Banco do Brasil Credit Linked Put Option, Fund receives premium of 0.44% (OTC) (CP-DB) (b)	(2,709,667)	(649,610)

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2018 (Unaudited)

Credit Linked Options — continued

Principal / Notional Amount			Expiration Date	Description	Premiums ($)	Value ($)
Put Sold	USD	50,797,000	04/15/2024	Banco do Brasil Credit Linked Put Option, Fund receives premium of 0.30% (OTC) (CP-DB) (b)	(746,311)	127,487

					$(5,287,044)	$(1,994,404)

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX-EMS30V1-5Y	USD	199,000,000	1.00%	2.07%	N/A	12/20/2023	Quarterly	$9,561,800	$9,447,525	$(114,275)

OTC Credit Default Swaps

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX-EM21	BCLY	USD	20,222,950	5.00%	5.00%	N/A	06/20/2019	Quarterly	(504,450)	(536,919)	(32,469)
Republic of Brazil	JPM	USD	50,000,000	1.00%	0.67%	N/A	06/20/2019	Quarterly	1,008,872	(90,454)	(1,099,326)
Republic of Croatia	JPM	USD	44,000,000	1.00%	0.21%	N/A	06/20/2019	Quarterly	3,659,820	(191,374)	(3,851,194)
Commonwealth of Bahamas	DB	EUR	51,746,000	1.00%	2.53%	N/A	12/20/2020	Quarterly	7,730,397	767,699	(6,962,698)
Commonwealth of Bahamas	DB	EUR	66,982,145	1.00%	6.62%	N/A	06/20/2025	Quarterly	9,635,537	2,775,143	(6,860,394)
United States of Mexico	GS	USD	20,000,000	1.00%	2.25%	N/A	09/20/2031	Quarterly	2,640,655	2,297,591	(343,064)
Sell Protection^:
Commonwealth of Bahamas	DB	USD	61,270,000	1.00%	2.53%	61,270,000 USD	12/20/2020	Quarterly	(7,515,364)	(1,012,259)	6,503,105
Republic of Malaysia	JPM	USD	10,000,000	1.00%	0.90%	10,000,000 USD	12/20/2022	Quarterly	(826,278)	38,925	865,203
Commonwealth of Bahamas	DB	USD	3,487,000	1.00%	2.65%	3,487,000 USD	06/20/2023	Quarterly	(641,463)	(147,792)	493,671
Commonwealth of Bahamas	DB	USD	6,975,000	1.00%	2.65%	6,975,000 USD	06/20/2023	Quarterly	(1,263,915)	(295,625)	968,290
Republic of Croatia	JPM	USD	40,000,000	1.00%	0.92%	40,000,000 USD	06/20/2023	Quarterly	(6,395,816)	129,740	6,525,556
Peoples Republic of Malaysia	JPM	USD	20,000,000	1.00%	1.17%	20,000,000 USD	03/20/2024	Quarterly	(932,016)	(163,103)	768,913
Peoples Republic of China	JPM	USD	60,000,000	1.00%	0.78%	60,000,000 USD	06/20/2024	Quarterly	(2,413,417)	677,822	3,091,239
Peoples Republic of China	JPM	USD	4,873,000	1.00%	0.78%	4,873,000 USD	06/20/2024	Quarterly	3,073	55,050	51,977
Republic of Brazil	JPM	USD	27,250,000	1.00%	2.19%	27,250,000 USD	06/20/2024	Quarterly	(2,095,396)	(1,578,986)	516,410
Peoples Republic of China	GS	USD	25,000,000	1.00%	0.87%	25,000,000 USD	03/20/2025	Quarterly	(744,727)	187,674	932,401
Commonwealth of Bahamas	DB	USD	89,694,857	1.00%	6.49%	89,694,857 USD	06/20/2025	Quarterly	(10,800,222)	(3,544,529)	7,255,693
Indonesia	GS	USD	36,208,000	1.00%	1.72%	36,208,000 USD	06/20/2025	Quarterly	(3,153,880)	(1,476,382)	1,677,498

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2018 (Unaudited)

OTC Credit Default Swaps — continued

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Indonesia	GS	USD	10,000,000	1.00%	1.72%	10,000,000 USD	06/20/2025	Quarterly	(961,768)	(407,750)	554,018
Peoples Republic of China	GS	USD	22,436,000	1.00%	0.89%	22,436,000 USD	06/20/2025	Quarterly	(590,310)	139,590	729,900
Republic of Brazil	BOA	USD	4,873,000	1.00%	2.43%	4,873,000 USD	12/20/2025	Quarterly	(726,704)	(409,761)	316,943
Russia	GS	USD	2,436,000	1.00%	1.94%	2,436,000 USD	12/20/2025	Quarterly	(238,041)	(136,512)	101,529
Russia	GS	USD	8,487,000	1.00%	1.99%	8,487,000 USD	12/20/2026	Quarterly	(1,059,663)	(559,356)	500,307
Republic of Brazil	JPM	USD	40,000,000	1.00%	2.84%	40,000,000 USD	03/20/2030	Quarterly	(5,674,358)	(6,031,402)	(357,044)

									$(21,859,434)	$(9,512,970)	$12,346,464

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of November 30, 2018, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e., higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

OTC Cross-Currency Basis Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3 Month EURIBOR plus a spread of (0.35)%	3 Month USD LIBOR	JPM	EUR 122,436,000	09/11/2020	Quarterly	—	5,492,590	5,492,590

						$—	$5,492,590	$5,492,590

OTC Cross-Currency Interest Rate Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
(0.22)%	3 Month USD LIBOR	GS	JPY 14,852,761,000	04/28/2025	Quarterly	—	(278,837)	(278,837)

						$—	$(278,837)	$(278,837)

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
(1.53)%	6 Month EURIBOR	EUR	18,000,000	03/20/2048	Annual	—	(400,628)	(400,628)
1.76%	6 Month GBP LIBOR	GBP	24,493,000	12/16/2048	Semi-Annually	—	256,565	256,565

						$—	$(144,063)	$(144,063)

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2018 (Unaudited)

As of November 30, 2018, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.

CJSC - Closed Joint-Stock Company

CP - Counterparty

EURIBOR - Euro Interbank Offered Rate

FGIC - Insured as to the payment of principal and interest by Financial Guaranty Insurance Corporation.

GBP LIBOR - London Interbank Offered Rate denominated in British Pounds.

GDP - Gross Domestic Product

JSC - Joint-Stock Company

LIBOR - London Interbank Offered Rate

OTC - Over-the-Counter

Reg S - Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

USD LIBOR - London Interbank Offered Rate denominated in United States Dollars.

VRRB - Variable Rate Reduction Bond

XLCA - Insured as to the payment of principal and interest by XL Capital Assurance Inc.

The rates shown on variable rate notes are the current interest rates at November 30, 2018, which are subject to change based on the terms of the security.

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	Security is backed by U.S. Treasury Bonds.

(b)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(c)	Investment valued using significant unobservable inputs.

(d)	Security is in default.

(e)	All or a portion of this security has been pledged to cover collateral requirements on reverse repurchase agreements.

(f)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic.

(g)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(h)	The rate shown represents yield-to-maturity.

(i)	Reverse repurchase agreements have an open maturity date and can be closed by either party on demand.

Counterparty Abbreviations:

BCLY - Barclays Bank plc

BOA - Bank of America, N.A.

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MSCI - Morgan Stanley & Co. International PLC

Currency Abbreviations:

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

USD - United States Dollar

ZAR - South African Rand

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Par Value†	Description	Value ($)
	DEBT OBLIGATIONS — 71.3%

	Germany — 0.5%
	Corporate Debt — 0.5%
1,208,000	Deutsche Bank AG, 4.50%, due 04/01/25	1,038,598

	Hong Kong — 0.3%
	Corporate Debt — 0.3%
750,000	Studio City Co Ltd, 144A, 5.88%, due 11/30/19	748,125

	Ireland — 0.5%
	Corporate Debt — 0.5%
1,130,000	Park Aerospace Holdings Ltd, 144A, 5.50%, due 02/15/24	1,136,927

	United Kingdom — 0.9%
	Corporate Debt — 0.9%
2,000,000	Virgin Media Secured Finance Plc, 144A, 5.25%, due 01/15/26	1,872,500

	United States — 69.1%
	Corporate Debt — 16.7%
1,625,000	Antero Resources Corp., 5.63%, due 06/01/23	1,612,812
750,000	Arconic, Inc., 6.75%, due 01/15/28	727,500
1,000,000	Brinker International, Inc., 144A, 5.00%, due 10/01/24	947,500
2,625,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, due 09/30/22	2,634,844
1,125,000	CF Industries, Inc., 4.95%, due 06/01/43	874,687
1,625,000	CommScope Technologies LLC, 144A, 5.00%, due 03/15/27	1,338,594
900,000	DCP Midstream Operating LP, 144A, 6.75%, due 09/15/37	906,750
1,550,000	EMC Corp., 3.38%, due 06/01/23	1,401,595
1,625,000	Energy Transfer LP, 5.50%, due 06/01/27	1,620,937
1,000,000	EnLink Midstream Partners LP, 4.15%, due 06/01/25	905,409
375,000	Equinix, Inc., REIT, 5.38%, due 01/01/22	380,040
1,250,000	Equinix, Inc., REIT, 5.75%, due 01/01/25	1,271,625
1,250,000	Frontier Communications Corp., 8.50%, due 04/15/20	1,200,000
1,125,000	Goodyear Tire & Rubber Co. (The), 5.00%, due 05/31/26	1,026,562
2,375,000	HCA, Inc., 4.50%, due 02/15/27	2,278,516
875,000	KB Home, 8.00%, due 03/15/20	913,281
1,000,000	L Brands, Inc., 6.75%, due 07/01/36	832,500
1,000,000	Mack-Cali Realty LP, REIT, 4.50%, due 04/18/22	955,101
250,000	Magellan Health, Inc., 4.40%, due 09/22/24	234,183
600,000	Murphy Oil Corp., 4.45%, due 12/01/22	576,246
500,000	NuStar Logistics LP, 5.63%, due 04/28/27	472,500
875,000	Oceaneering International, Inc., 4.65%, due 11/15/24	769,271

	Par Value† / Shares	Description	Value ($)
		United States — continued
		Corporate Debt — continued
	1,625,000	Pitney Bowes, Inc., 4.70%, due 04/01/23	1,501,094
	500,000	RR Donnelley & Sons Co., 7.88%, due 03/15/21	515,000
	625,000	Sirius XM Radio, Inc., 144A, 5.38%, due 07/15/26	608,594
	2,450,000	Standard Industries, Inc., 144A, 5.38%, due 11/15/24	2,327,500
	1,125,000	Steel Dynamics, Inc., 5.25%, due 04/15/23	1,123,594
	1,500,000	T-Mobile USA, Inc., 5.38%, due 04/15/27	1,458,750
	875,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.75%, due 03/15/24	908,906
	500,000	USG Corp., 144A, 4.88%, due 06/01/27	500,625
	625,000	VeriSign, Inc., 4.75%, due 07/15/27	596,094
	2,500,000	Wyndham Destinations, Inc., 5.40%, due 04/01/24	2,441,750

		Total Corporate Debt	35,862,360

		U.S. Government — 17.8%
	19,750,000	U.S. Treasury Note, Variable Rate, USBM + 0.03%, 2.42%, due 04/30/20 (a)	19,757,374
	16,300,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 2.43%, due 07/31/20	16,306,693
	2,025,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 2.43%, due 10/31/20	2,024,841

		Total U.S. Government	38,088,908

		U.S. Government Agency — 34.6%
	54,000,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR – 0.22%, 2.32%, due 02/01/19	53,997,394
	3,300,000	Federal Home Loan Banks, Variable Rate, 1 mo. USD LIBOR – 0.11%, 2.23%, due 05/28/19	3,299,246
	17,000,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR – 0.14%, 2.23%, due 12/26/19	17,003,150

		Total U.S. Government Agency	74,299,790

		Total United States	148,251,058

		TOTAL DEBT OBLIGATIONS (COST $154,093,122)	153,047,208

		MUTUAL FUNDS — 0.8%

		United States — 0.8%
		Affiliated Issuers — 0.8%
	69,284	GMO U.S. Treasury Fund	1,730,707

		TOTAL MUTUAL FUNDS (COST $1,730,376)	1,730,707

		SHORT-TERM INVESTMENTS — 25.5%

		Foreign Government Obligations — 21.4%
JPY	1,731,000,000	Japan Treasury Discount Bill, Zero Coupon, due 12/10/18	15,249,376

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

	Par Value† / Shares	Description	Value ($)
		Foreign Government Obligations — continued
JPY	1,731,550,000	Japan Treasury Discount Bill, Zero Coupon, due 01/09/19	15,257,241
JPY	1,731,000,000	Japan Treasury Discount Bill, Zero Coupon, due 02/12/19	15,256,756

		Total Foreign Government Obligations	45,763,373

		Money Market Funds — 0.2%
	455,476	State Street Institutional Treasury Plus Money Market Fund-Premier Class, 2.16% (b)	455,476

		U.S. Government Agency — 3.9%
	2,950,000	Federal Home Loan Bank Discount Notes, Zero Coupon, due 12/07/18	2,949,257
	1,950,000	Federal Home Loan Bank Discount Notes, Zero Coupon, due 12/13/18	1,948,769
	325,000	Federal Home Loan Bank Discount Notes, Zero Coupon, due 12/14/18	324,774
	3,137,000	Federal Home Loan Bank Discount Notes, Zero Coupon, due 01/09/19	3,129,390

		Total U.S. Government Agency	8,352,190

		TOTAL SHORT-TERM INVESTMENTS (COST $54,942,936)	54,571,039

		TOTAL INVESTMENTS — 97.6% (Cost $210,766,434)	209,348,954
		Other Assets and Liabilities (net) — 2.4%	5,235,831

		TOTAL NET ASSETS — 100.0%	$214,584,785

A summary of outstanding financial instruments at November 30, 2018 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Apprecia- tion (Deprecia- tion) ($)
12/10/2018	JPM	JPY	1,731,000,000	USD	15,717,003	461,616
01/09/2019	MSCI	JPY	1,731,550,000	USD	15,388,546	77,835
02/12/2019	MSCI	JPY	1,731,000,000	USD	15,469,351	122,314

						$661,765

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
146	U.S. Treasury Note 10 Yr. (CBT)	March 2019	17,440,156	63,755
93	U.S. Treasury Note 2 Yr. (CBT)	March 2019	19,621,547	12,657
238	U.S. Treasury Note 5 Yr. (CBT)	March 2019	26,884,703	51,108

			$63,946,406	$127,520

Sales
45	U.S. Long Bond (CBT)	March 2019	$6,295,781	$(26,133)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount	Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Sell Protection^: CDX-NA.HYS.31.V1-5Y	USD 82,470,000	5.00%	3.91%	82,470,000 USD	12/20/2023	Quarterly	$5,830,629	$3,709,583	$(2,121,046)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2018 (Unaudited)

(1)

As of November 30, 2018, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity.The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e., higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particularswap contract.

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
1 Month USD LIBOR	Total Return on iBoxx High Yield Corp. ETF	BOA	USD	2,030,535	12/10/2018	At Maturity	—	(22,052)	(22,052)
3 Month USD LIBOR	Total Return on iBoxx High Yield Corp. ETF	JPM	USD	14,000,000	12/20/2018	Quarterly	(1,818)	(281,725)	(279,907)
1 Month USD LIBOR	Total Return on iBoxx High Yield Corp. ETF	BOA	USD	1,090,841	12/20/2018	At Maturity	—	6,693	6,693
1 Month USD LIBOR	Total Return on iBoxx High Yield Corp. ETF	CITI	USD	3,531,647	12/20/2018	At Maturity	—	13,364	13,364
1 Month USD LIBOR	Total Return on iBoxx High Yield Corp. ETF	CITI	USD	3,971,929	12/20/2018	At Maturity	—	25,746	25,746
1 Month USD LIBOR	Total Return on iBoxx High Yield Corp. ETF	GS	USD	1,174,311	01/04/2019	At Maturity	—	3,878	3,878
3 Month USD LIBOR	Total Return on iBoxx High Yield Corp. ETF	CITI	USD	61,400,001	03/20/2019	Quarterly	(175,416)	(760,653)	(585,237)

							$(177,234)	$(1,014,749)	$(837,515)

As of November 30, 2018, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ETF - Exchange-Traded Fund

REIT - Real Estate Investment Trust.

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

USD LIBOR - London Interbank Offered Rate denominated in United States Dollars.

The rates shown on variable rate notes are the current interest rates at November 30, 2018, which are subject to change based on the terms of the security.

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any.

(b)	The rate disclosed is the 7 day net yield as of November 30, 2018.

Counterparty Abbreviations:

BOA - Bank of America, N.A.

CITI - Citibank N.A.

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MSCI - Morgan Stanley & Co. International PLC

Currency Abbreviations:

JPY - Japanese Yen

USD - United States Dollar

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Par Value†	Description	Value ($)
	DEBT OBLIGATIONS — 88.8%

	Asset-Backed Securities — 85.5%
	Auto Retail Subprime — 1.2%
4,130,000	CFC LLC, Series 14-2A, Class E, 144A, 5.36%, due 11/15/21	4,145,909
6,265,989	CPS Auto Receivables Trust, Series 14-B, Class D, 144A, 4.62%, due 05/15/20	6,293,841
1,049,647	CPS Auto Receivables Trust, Series 15-C, Class D, 144A, 4.63%, due 08/16/21	1,062,344
1,968,190	Exeter Automobile Receivables Trust, Series 14-2A, Class D, 144A, 4.93%, due 12/15/20	1,969,486

	Total Auto Retail Subprime	13,471,580

	CMBS Collateralized Debt Obligations — 1.5%
2,455,080	ARCap 2005-1 Resecuritization Trust, Series 05-1A, Class A, 144A, 5.45%, due 12/21/42	2,475,990
8,586,000	ARCap 2005-1 Resecuritization Trust, Series 05-1A, Class B, 144A, 5.55%, due 12/21/42	3,716,793
3,570,989	Capitalsource Real Estate Loan Trust, Series 06-1A, Class B, 144A, Variable Rate, 3 mo. LIBOR + .39%, 2.86%, due 01/20/37 (a)	3,526,352
7,274,093	GS Mortgage Securities Corp., Series 06-CC1, Class A, 144A, Variable Rate, 5.61%, due 03/21/46	6,500,507

	Total CMBS Collateralized Debt Obligations	16,219,642

	Collateralized Loan Obligations — 14.1%
18,135,165	ACIS CLO Ltd., Series 15-6A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 1.59%, 4.13%, due 05/01/27	18,167,845
37,489,650	Arrowpoint CLO Ltd., Series 15-4A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.55%, 3.99%, due 04/18/27	37,545,997
1,705,200	Atrium VIII, Series 8A, Class CR, 144A, Variable Rate, 3 mo. LIBOR+ 2.50%, 4.98%, due 10/23/24	1,706,383
1,371,680	BFNS LLC, Series 17-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.98%, 3.47%, due 01/25/29	1,371,702
8,573,000	CIFC Funding Ltd., Series 15-2A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 0.78%, 3.22%, due 04/15/27	8,517,498
3,001,600	CIFC Funding Ltd., Series 12-2RA, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 3.27%, due 01/20/28	2,973,310
9,875,050	Crown Point CLO II Ltd., Series 13-2A, Class A3LR, 144A, Variable Rate, 3 mo. LIBOR + 1.75%, 4.19%, due 12/31/23	9,847,410
4,263,000	Halcyon Loan Advisors Funding Ltd., Series 12-1A, Class B, 144A, Variable Rate, 3 mo. LIBOR + 3.00%, 5.62%, due 08/15/23	4,268,938
1,465,400	Madison Park Funding XII Ltd, Series 14-12A, Class CR, 144A, Variable Rate, 3 mo. LIBOR + 2.35%, 4.82%, due 07/20/26	1,465,453
10,570,000	Palmer Square Loan Funding Ltd., Series 18-4A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .90%, 3.15%, due 11/15/26	10,544,875

Par Value†	Description	Value ($)
	Collateralized Loan Obligations — continued
13,689,000	Saratoga Investment CLO Ltd., Series 13-1A, Class CR, 144A, Variable Rate, 3 mo. LIBOR + 3.36%, 5.83%, due 10/20/25	13,688,261
12,309,626	Seneca Park CLO Ltd., Series 14-1A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 1.12%, 3.57%, due 07/17/26	12,313,085
1,568,784	Voya CLO Ltd., Series 14-3A, Class A2A, 144A, Variable Rate, 3 mo. LIBOR +1.90%, 4.39%, due 07/25/26	1,566,603
2,856,722	WhiteHorse IX Ltd, Series 14-9A, Class AR, 144A, Variable Rate, 3 mo. LIBOR +1.16%, 3.61%, due 07/17/26	2,857,079
6,750,000	Zais CLO 1 Ltd., Series 14-1A, Class A1BR, 144A, Variable Rate, 3 mo. LIBOR +1.50%, 3.94%, due 04/15/28	6,749,825
20,250,000	Zais CLO 1 Ltd., Series 14-1A, Class A1AR, 144A, Variable Rate, 3 mo. LIBOR +1.15%, 3.59%, due 04/15/28	20,249,575

	Total Collateralized Loan Obligations	153,833,839

	Commercial Mortgage-Backed Securities — 12.1%
3,152,575	Commercial Mortgage Trust, Series 05-C6, Class G, 144A, Variable Rate,, 5.87%, due 06/10/44	2,363,089
1,454,200	Core Industrial Trust, Series 15-TEXW, Class D, 144A, Variable Rate, 3.98%, due 02/10/34	1,444,746
3,550,200	Core Industrial Trust, Series 15-TEXW, Class E, 144A, Variable Rate, 3.98%, due 02/10/34	3,501,224
5,151,600	Core Industrial Trust, Series 15-WEST, Class C, 144A, 3.49%, due 02/10/37	4,969,256
23,260,500	Core Industrial Trust, Series 15-WEST, Class E, 144A, Variable Rate, 4.37%, due 02/10/37	22,621,483
2,229,260	Credit Suisse First Boston Mortgage Securities Corp., Series 05-C2, Class AMFL, Variable Rate, 1 mo. LIBOR + .25%, 2.55%, due 04/15/37	2,134,052
1,023,502	Credit Suisse First Boston Mortgage Securities Corp., Series 05-C2, Class AMFX, 4.88%, due 04/15/37	1,009,749
10,742,760	GS Mortgage Securities Corp., Series 16-RENT, Class E, 144A, Variable Rate, 4.20%, due 02/10/29	10,561,378
6,101,601	GS Mortgage Securities Corp., Series 16-GS2, Class D, 144A, 2.75%, due 05/10/49	5,005,085
4,264,000	GS Mortgage Securities Trust, Series 11-GC3, Class F, 144A, Variable Rate, 5.00%, due 03/10/44	3,682,125
16,659,820	GS Mortgage Securities Trust, Series 11-GC3, Class D, 144A, Variable Rate, 5.83%, due 03/10/44	16,857,419
10,894,775	Hyatt Hotel Portfolio Trust, Series 17-HYT2, Class G, 144A, Variable Rate, 1 mo. LIBOR + 4.15%, 6.60%, due 08/09/32	10,894,747

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Par Value†	Description	Value ($)
	Commercial Mortgage-Backed Securities — continued
2,432,859	JP Morgan Chase Commercial Mortgage Securities Trust, Series 04-CB9, Class F, 144A, Variable Rate, 5.47%, due 06/12/41	2,311,216
4,863,088	JP Morgan Chase Commercial Mortgage Securities Trust, Series 04-C3, Class H, 144A, Variable Rate, 6.03%, due 01/15/42	4,864,951
2,437,598	Merrill Lynch Mortgage Trust, Series 04-BPC1, Class E, 144A, Variable Rate, 5.17%, due 10/12/41	2,437,256
1,201,206	Morgan Stanley Dean Witter Capital I Trust, Series 01-TOP3, Class F, 144A, Variable Rate, 8.00%, due 07/15/33	1,129,134
8,543,000	Union Station District of Columbia, Series 2018-USDC, Class E, 144A, Variable Rate,, 4.64%, due 05/09/38	8,101,470
8,270,894	WaMu Commercial Mortgage Securities Trust, Series 07-SL3, Class G, 144A, Variable Rate, 4.13%, due 03/23/45	8,265,501
3,434,000	Wells Fargo Commercial Mortgage Trust, Series 13-BTC, Class D, 144A, Variable Rate, 3.67%, due 04/16/35	3,320,435
8,563,000	Wells Fargo Commercial Mortgage Trust, Series 13-BTC, Class F, 144A, Variable Rate, 3.67%, due 04/16/35	7,939,966
8,471,000	West Town Mall Trust, Series 17-KNOX, Class E, 144A, Variable Rate, 4.49%, due 07/05/30	8,054,289

	Total Commercial Mortgage-Backed Securities	131,468,571

	Residential Mortgage-Backed Securities – Other — 10.6%
1,284,173	ACE Securities Corp. Home Equity Loan Trust, Series 06-ASL1, Class A, Variable Rate, 1 mo. LIBOR + .28%, 2.59%, due 02/25/36	645,244
20,859,594	American Home Mortgage Investment Trust, Series 06-2, Class 4A, Variable Rate, 1 mo. LIBOR + .36%, 2.67%, due 02/25/36	3,523,811
13,743,281	BankAmerica Manufactured Housing Contract Trust, Series 98-1, Class B2, Variable Rate, 8.00%, due 08/10/25	10,755,574
5,766,956	BCMSC Trust, Series 99-A, Class M1, Variable Rate, 6.79%, due 03/15/29	5,332,659
8,834,023	BCMSC Trust, Series 99-B, Class A4, Variable Rate, 7.30%, due 12/15/29	3,086,828
2,928,137	BCMSC Trust, Series 00-A, Class A4, Variable Rate, 8.29%, due 06/15/30	1,057,035
724,559	Bear Stearns Mortgage Funding Trust, Series 07-SL2, Class 1A, Variable Rate, 1 mo. LIBOR + .32%, 2.63%, due 02/25/37	682,911
5,612,301	Conseco Finance Securitizations Corp., Series 01-3, Class M1, Variable Rate, 7.15%, due 05/01/33	5,277,189
7,407,001	Conseco Financial Corp., Series 97-6, Class M1, Variable Rate, 7.21%, due 01/15/29	7,401,203

Par Value†	Description	Value ($)
	Residential Mortgage-Backed Securities – Other — continued
3,115,890	Conseco Financial Corp., Series 98-6, Class M1, Variable Rate, 6.63%, due 06/01/30	2,892,127
2,043,552	Countrywide Home Equity Loan Trust, Series 07-E, Class A, FSA, Variable Rate, 1 mo. LIBOR + .15%, 2.46%, due 06/15/37	1,936,117
628,855	GMACM Home Equity Loan Trust, Series 04-HE3, Class A3, FSA, Variable Rate, 1 mo. LIBOR + .50%, 2.82%, due 10/25/34	586,984
8,720,114	GMACM Home Equity Loan Trust, Series 07-HE3, Class 2A1, Variable Rate, 7.00%, due 09/25/37	8,808,884
6,933,422	Home Equity Loan Trust, Series 05-HS1, Class AI4, Step Up, 5.61%, due 09/25/35	3,686,488
31,512,573	Home Equity Mortgage Loan Asset-Backed Trust, Series 06-A, Class A, Variable Rate, 1 mo. LIBOR + .26%, 2.57%, due 06/25/36	3,806,586
15,537,856	Home Loan Trust, Series 07-HI1, Class A4, Step Up, 5.93%, due 03/25/37	8,774,813
4,263,863	Master Second Lien Trust, Series 06-1, Class A, Variable Rate, 1 mo. LIBOR + .32%, 2.63%, due 03/25/36	829,286
696,690	Mellon Re-REMIC Pass-Through Trust, Series 04-TBC1, Class A, 144A, Variable Rate, 1 mo. LIBOR + .25%, 2.57%, due 02/26/34	657,817
14,370,814	New Century Home Equity Loan Trust, Series 06-S1, Class A2A, Variable Rate, 1 mo. LIBOR + .20%, 2.51%, due 03/25/36	1,135,363
8,197,407	New Century Home Equity Loan Trust, Series 06-S1, Class A1, Variable Rate, 1 mo. LIBOR + .34%, 2.65%, due 03/25/36	647,507
21,855,189	New Century Home Equity Loan Trust, Series 06-S1, Class A2B, Variable Rate, 1 mo. LIBOR + .40%, 2.71%, due 03/25/36	1,726,180
1,771,407	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 05-S3, Class M1, Variable Rate, 1 mo. LIBOR + .90%, 3.21%, due 08/25/35	1,805,268
8,341,849	Oakwood Mortgage Investors, Inc., Series 99-C, Class A2, 7.48%, due 08/15/27	8,104,407
1,579,583	Oakwood Mortgage Investors, Inc., Series 98-A, Class B1, Variable Rate, 7.50%, due 05/15/28	1,655,521
2,733,408	Oakwood Mortgage Investors, Inc., Series 98-D, Class M1, 144A, 7.42%, due 01/15/29	2,767,684
5,840,166	Oakwood Mortgage Investors, Inc., Series 99-E, Class A1, Variable Rate, 7.61%, due 03/15/30	5,254,780
10,971,990	Oakwood Mortgage Investors, Inc., Series 00-D, Class A4, Variable Rate, 7.40%, due 07/15/30	5,124,377
1,406,231	Oakwood Mortgage Investors, Inc., Series 01-D, Class A4, Variable Rate, 6.93%, due 09/15/31	1,199,385
1,273,167	PHH Mortgage Trust, Series 07-1SL, Class M2, 144A, Step Up, 7.50%, due 12/25/27	1,478,404

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Par Value†	Description	Value ($)
	Residential Mortgage-Backed Securities - Other — continued
17,830,655	Residential Funding Mortgage Securities II, Series 06-HI4, Class A4, Step Up, 6.22%, due 09/25/36	13,678,748
1,244,829	SACO I Trust, Series 05-10, Class 2A1, Variable Rate, 1 mo. LIBOR + .52%, 2.83%, due 01/25/36	1,245,662

	Total Residential Mortgage-Backed Securities - Other	115,564,842

	Residential Mortgage-Backed Securities – Prime — 3.0%
2,044,013	Bear Stearns ARM Trust, Series 05-6, Class 3A1, Variable Rate, 4.39%, due 08/25/35	2,039,948
1,873,600	Bear Stearns ARM Trust, Series 05-9, Class A1, Variable Rate, U.S. Treasury Yield 1 Year CMT + 2.30%, 4.73%, due 10/25/35	1,888,538
1,198,707	Citigroup Mortgage Loan Trust, Series 05-3, Class 2A2, Variable Rate, 4.37%, due 08/25/35	1,195,370
2,902,293	IndyMac INDA Mortgage Loan Trust, Series 06-AR3, Class 1A1, Variable Rate, 4.29%, due 12/25/36	2,745,832
2,136,385	IndyMac INDA Mortgage Loan Trust, Series 07-AR1, Class 1A1, Variable Rate, 3.73%, due 03/25/37	2,056,806
3,080,382	RFMSI Trust, Series 05-SA4, Class 2A2, Variable Rate, 4.59%, due 09/25/35	3,050,882
2,128,868	WaMu Mortgage Pass-Through Certificates, Series 05-AR10, Class 1A3, Variable Rate, 4.13%, due 09/25/35	2,163,970
1,846,341	WaMu Mortgage Pass-Through Certificates, Series 06-AR19, Class 2A, Variable Rate, COFI + 1.25, 2.27%, due 01/25/47	1,795,741
15,038,118	Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 07-5, Class A6, 6.00%, due 06/25/37	15,289,725

	Total Residential Mortgage-Backed Securities – Prime	32,226,812

	Residential Mortgage-Backed Securities – Subprime — 1.7%
1,788,863	Asset Backed Funding Certificates, Series 05-AQ1, Step Up, 4.79%, due 06/25/35	1,827,294
2,578,393	BCAP LLC, Series 14-RR2, Class 11A3, 144A, Variable Rate, 2.61%, due 05/26/37	2,491,244
1,723,153	Bear Stearns Asset Backed Securities I Trust, Series 05-TC2, Class M3, Variable Rate 1 mo. LIBOR + 1.08%, 3.39%, due 08/25/35	1,726,068
3,296,075	Bear Stearns Asset Backed Securities I Trust, Series 05-TC2, Class M4, Variable Rate 1 mo. LIBOR + 1.88%, 4.19%, due 08/25/35	3,316,313
4,178,672	Bear Stearns Asset-Backed Securities, Inc., Series 07-AQ1, Class A1, Variable Rate, 1 mo. LIBOR + .11%, 2.42%, due 04/25/31	5,774,106
1,686,400	GSAA Trust, Series 05-1, Class M1, Step Up, 5.30%, due 11/25/34	1,685,290

Par Value†	Description	Value ($)
	Residential Mortgage-Backed Securities – Subprime — continued
1,480,275	Meritage Mortgage Loan Trust, Series 05-2, Class M2, Variable Rate, 1 mo. LIBOR + .75%, 3.06%, due 11/25/35	1,485,717

	Total Residential Mortgage-Backed Securities – Subprime	18,306,032

	Residential Mortgage-Backed Securities – Alt-A — 1.8%
1,945,280	Adjustable Rate Mortgage Trust, Series 05-1, Class 5M1, Variable Rate, 1 mo. LIBOR + 1.05%, 3.36%, due 05/25/35	1,951,970
2,394,801	Alternative Loan Trust, Series 06-7CB, Class 1A1, Variable Rate, 1 mo. LIBOR + .70%, 3.01%, due 05/25/36	1,450,815
2,499,463	Alternative Loan Trust, Series 06-28CB, Class A1, Variable Rate, 1 mo. LIBOR + .70%, 3.01%, due 10/25/36	1,626,632
4,679,594	Bear Stearns ARM Trust, Series 07-1, Class 2A1, Variable Rate, 3.94%, due 02/25/47	4,804,071
3,646,235	Bear Stearns Asset Backed Securities I Trust, Series 04-AC5, Class A1, Step Up, 5.75%, due 10/25/34	3,682,440
6,365,169	Citigroup Mortgage Loan Trust, Inc., Series 06-AR5, Class 2A2A, Variable Rate, 3.70%, due 07/25/36	4,594,819
1,727,314	JP Morgan Resecuritization Trust, Series 09-10, Class 7A1, 144A, Variable Rate, 6.05%, due 02/26/37	1,772,778

	Total Residential Mortgage-Backed Securities – Alt-A	19,883,525

	Small Balance Commercial Mortgages — 14.4%
8,448,000	Barclays Commercial Mortgage Trust, Series 18-CHRS, Class E, 144A, Variable Rate, 4.41%, due 08/05/38	7,344,322
600,261	Bayview Commercial Asset Trust, Series 04-1, Class M1, 144A, Variable Rate, 1 mo. LIBOR + .84%, 3.15%, due 04/25/34	587,496
333,817	Bayview Commercial Asset Trust, Series 04-1, Class M2, 144A, Variable Rate, 1 mo. LIBOR + 1.80%, 4.11%, due 04/25/34	331,849
588,276	Bayview Commercial Asset Trust, Series 04-1, Class B, 144A, Variable Rate, 1 mo. LIBOR + 2.85%, 5.16%, due 04/25/34	591,804
5,852,409	Bayview Commercial Asset Trust, Series 05-2A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .31%, 2.62%, due 08/25/35	5,549,088
3,108,321	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + .39%, 2.70%, due 01/25/36	3,001,614
1,765,692	Bayview Commercial Asset Trust, Series 06-1A, Class M1, 144A, Variable Rate, 1 mo. LIBOR + .38%, 2.69%, due 04/25/36	1,686,701
2,458,522	Bayview Commercial Asset Trust, Series 06-2A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .23%, 2.54%, due 07/25/36	2,372,335

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Par Value†	Description	Value ($)
	Small Balance Commercial Mortgages — continued
5,028,938	Bayview Commercial Asset Trust, Series 06-2A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + .28%, 2.59%, due 07/25/36	4,868,246
7,223,241	Bayview Commercial Asset Trust, Series 06-3A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .25%, 2.56%, due 10/25/36	6,866,108
863,508	Bayview Commercial Asset Trust, Series 06-3A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + .30%, 2.61%, due 10/25/36	822,766
2,628,263	Bayview Commercial Asset Trust, Series 07-3, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .24%, 2.55%, due 07/25/37	2,528,681
11,004,749	Bayview Commercial Asset Trust, Series 07-2A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .27%, 2.58%, due 07/25/37	10,497,479
5,859,354	Bayview Commercial Asset Trust, Series 07-2A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + .32%, 2.63%, due 07/25/37	5,475,461
2,284,339	Bayview Commercial Asset Trust, Series 07-6A, Class A3B, 144A, Variable Rate, 1 mo. LIBOR + .85%, 3.16%, due 12/25/37	2,259,142
19,549,590	Bayview Commercial Asset Trust, Series 07-6A, Class A3A, 144A, Variable Rate, 1 mo. LIBOR + 1.25%, 3.56%, due 12/25/37	19,512,561
3,300,000	Core Industrial Trust, Series 15-WEST, Class D, 144A, Variable Rate, 4.37%, due 02/10/37	3,280,198
18,133,696	GE Business Loan Trust, Series 06-1X, Class A, Variable Rate, 1 mo. LIBOR + .20%, 2.51%, due 05/15/34	17,608,504
2,312,097	GE Business Loan Trust, Series 06-2A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .18%, 1.41%, due 11/15/34	2,272,251
4,724,944	GE Business Loan Trust, Series 07-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .17%, 2.48%, due 04/15/35	4,633,673
3,789,292	GE Business Loan Trust, Series 07-1A, Class D, 144A, Variable Rate, 1 mo. LIBOR + 1.00%, 3.31%, due 04/16/35	3,442,817
2,344,855	Lehman Brothers Small Balance Commercial, Series 06-1A, Class M1, 144A, Variable Rate, 1 mo. LIBOR + .31%, 2.62%, due 04/25/31	2,346,497
6,205,490	Lehman Brothers Small Balance Commercial, Series 06-2A, Class M1, 144A, Variable Rate, 1 mo. LIBOR + .29%, 2.60%, due 09/25/36	6,186,593
1,925,681	Lehman Brothers Small Balance Commercial, Series 06-3A, Class 1A, 144A, Variable Rate, 1 mo. LIBOR + .20%, 2.51%, due 12/25/36	1,889,732
4,300,000	Lehman Brothers Small Balance Commercial, Series 07-2A, Class M1, 144A, Variable Rate, 1 mo. LIBOR + .40%, 2.71%, due 06/25/37	4,128,179
4,121,904	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 05-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .25%, 2.53%, due 02/25/30	4,058,980
1,744,539	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 05-2A, Class M1, 144A, Variable Rate, 1 mo. LIBOR + .40%, 2.71%, due 09/25/30	1,736,202

Par Value†	Description	Value ($)
	Small Balance Commercial Mortgages — continued
2,002,843	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 05-2A, Class M2, 144A, Variable Rate, 1 mo. LIBOR + .52%, 2.83%, due 09/25/30	1,976,744
5,445,606	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 06-1A, Class M3, 144A, Variable Rate, 1 mo. LIBOR + .53%, 2.84%, due 04/25/31	5,257,114
2,022,599	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 06-1A, Class B, 144A, Variable Rate, 1 mo. LIBOR + 1.00%, 3.31%, due 04/25/31	1,930,487
2,554,500	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 06-2A, Class M2, 144A, Variable Rate, 1 mo. LIBOR + .39%, 2.70%, due 09/25/36	2,459,965
2,563,200	Morgan Stanley Capital I Trust, Series 12-STAR, Class C, 144A, 3.85%, due 08/05/34	2,556,674
854,400	Morgan Stanley Capital I Trust, Series 12-STAR, Class D, 144A, 4.06%, due 08/05/34	851,439
1,534,245	Velocity Commercial Capital Loan Trust, Series 16-2, Class AFL, Variable Rate, 1 mo. LIBOR + 1.80%, 4.11%, due 10/25/46	1,545,666
8,748,968	WaMu Commercial Mortgage Securities Trust, Series 07-SL2, Class C, 144A, Variable Rate, 3.46%, due 12/27/49	8,750,368
3,430,400	WaMu Commercial Mortgage Securities Trust, Series 07-SL2, Class D, 144A, Variable Rate, 3.83%, due 12/27/49	3,446,424
2,585,664	WaMu Commercial Mortgage Securities Trust, Series 07-SL2, Class E, 144A, Variable Rate, 3.99%, due 12/27/49	2,594,170

	Total Small Balance Commercial Mortgages	157,248,330

	Student Loans – Federal Family Education Loan Program — 5.1%
7,836,273	AccessLex Institute, Series 04-2, Class A3, Variable Rate, 3 mo. LIBOR + .19%, 2.68%, due 10/25/24	7,746,124
12,348,337	AccessLex Institute, Series 04-2, Class B, Variable Rate, 3 mo. LIBOR + .70%, 3.19%, due 01/25/43	11,101,287
24,968,268	AccessLex Institute, Series 07-1, Class A4, Variable Rate 3 mo. LIBOR + 0.06%, 2.55%, due 01/25/23	24,541,248
5,184,643	Collegiate Funding Services Education Loan Trust, Series 05-B, Class B, Variable Rate, 3 mo. LIBOR + .32%, 2.71%, due 03/28/35 (a)	4,873,564
7,137,842	KeyCorp Student Loan Trust, Series 04-A, Class 1A2, Variable Rate, 3 mo. LIBOR + 0.24%, 2.75%, due 10/27/42	6,997,630

	Total Student Loans – Federal Family Education Loan Program	55,259,853

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Par Value†	Description	Value ($)
	Student Loans – Private — 19.6%
5,995,542	Access Group, Inc., Series 05-A, Class B, Variable Rate, 3 mo. LIBOR + .80%, 3.29%, due 07/25/34	5,846,610
1,725,067	Access Group, Inc., Series 03-A, Class A2, Variable Rate, 3 mo. USBM +1.20%, 3.61%, due 07/01/38	1,722,616
5,676,404	KeyCorp Student Loan Trust, Series 05-A, Class 2B, Variable Rate, 3 mo. LIBOR + 0.73%, 3.11%, due 09/27/38	5,650,997
31,059,920	KeyCorp Student Loan Trust, Series 06-A, Class 2B, Variable Rate, 3 mo. LIBOR + .48%, 2.86%, due 12/27/41	30,630,352
3,123,725	KeyCorp Student Loan Trust, Series 04-A, Class 2C, Variable Rate, 3 mo. LIBOR + 0.80%, 3.31%, due 04/28/42	3,045,714
5,622,500	KeyCorp Student Loan Trust, Series 04-A, Class 2D, Variable Rate, 3 mo. LIBOR + 1.25%, 3.76%, due 07/28/42	4,650,235
2,266,988	L2L Education Loan Trust, Series 06-1A, Class B, 144A, Variable Rate, 1 mo. LIBOR + 0.50%, 2.56%, due 10/15/28	2,193,336
18,250,000	National Collegiate Commutation Trust, Series 07-3, Class A3R4, 144A, Variable Rate, 5.16%, due 03/31/38 (a)	8,166,875
3,978,633	National Collegiate Student Loan Trust, Series 05-3, Variable Rate, 1 mo. LIBOR + .38%, 2.70%, due 10/25/33	3,829,433
259,145	National Collegiate Student Loan Trust, Series 06-2, Class A3, Variable Rate, 1 mo. LIBOR + .21%, 2.52%, due 11/25/27	258,892
1,088,498	National Collegiate Student Loan Trust, Series 06-3, Class A4, Variable Rate, 1 mo. LIBOR + .27%, 2.59%, due 03/26/29	1,076,936
2,186,140	National Collegiate Student Loan Trust, Series 05-2, Class A4, Variable Rate, 1 mo. LIBOR + .27%, 2.59%, due 09/25/29	2,173,514
14,076,625	National Collegiate Student Loan Trust, Series 07-1, Class A3, Variable Rate, 1 mo. LIBOR + 0.24%, 2.56%, due 07/25/30	13,861,530
8,685,000	National Collegiate Student Loan Trust, Series 06-4, Class A4, Variable Rate, 1 mo. LIBOR + .31%, 2.62%, due 05/25/32	8,127,321
12,306,187	National Collegiate Student Loan Trust, Series 06-1, Class A5, Variable Rate, 1 mo. LIBOR + .35%, 2.67%, due 03/25/33	11,660,954
12,763,500	National Collegiate Student Loan Trust, Series 05-2, Class A51, Variable Rate, 1 mo. LIBOR + 0.37%, 2.69%, due 06/25/33	11,940,704
11,691,500	National Collegiate Student Loan Trust, Series 07-1, Class A4, Variable Rate, 1 mo. LIBOR + 0.31%, 2.62%, due 10/25/33	10,055,527
25,000	National Collegiate Student Loan Trust, Series 07-3, Class A3A4, Variable Rate, 5.16%, due 03/25/38 (a)	23,000
75,000	National Collegiate Student Loan Trust, Series 07-4, Class A3A7, Variable Rate, 5.50%, due 03/25/38 (a)	70,500

Par Value†	Description	Value ($)
	Student Loans – Private — continued
10,198,000	SLM Private Credit Student Loan Trust, Series 03-A, Class A3, Variable Rate, 28-DayAuct+0.00, due 06/15/32 (a)	10,196,980
5,200,000	SLM Private Credit Student Loan Trust, Series 03-C, Class A3, Variable Rate, 28-DayAuct+0.00, due 09/15/32 (a)	5,200,000
3,509,557	SLM Private Credit Student Loan Trust, Series 03-C, Class C, Variable Rate, 3 mo. LIBOR + 1.60%, 3.93%, due 09/15/32	1,208,107
9,000,000	SLM Private Credit Student Loan Trust, Series 04-B, Class A4, Variable Rate, 3 mo. LIBOR + .43%, 2.76%, due 09/15/33	8,731,917
4,635,893	SLM Private Credit Student Loan Trust, Series 05-A, Class B, Variable Rate, 3 mo. LIBOR + .28%, 2.61%, due 12/15/38	4,585,553
27,685,462	SLM Private Credit Student Loan Trust, Series 06-A, Class A5, Variable Rate, 3 mo. LIBOR + .29%, 2.62%, due 06/15/39	27,034,403
19,638,837	SLM Private Credit Student Loan Trust, Series 05-B, Class A4, Variable Rate, 3 mo. LIBOR + .33%, 2.66%, due 06/15/39	19,306,966
2,672,291	SLM Private Credit Student Loan Trust, Series 06-C, Class C, Variable Rate, 3 mo. LIBOR + .39%, 2.72%, due 12/15/39	2,117,568
10,833,717	South Carolina Student Loan Corp., Series 15-A, Class A, Variable Rate, 1 mo. LIBOR + 1.50%, 3.81%, due 01/25/36	10,916,232

	Total Student Loans – Private	214,282,772

	Time Share — 0.4%
475,727	BXG Receivables Note Trust, Series 12-A, Class B, 144A, 3.99%, due 12/02/27	472,162
1,794,027	BXG Receivables Note Trust, Series 13-A, Class B, 144A, 4.00%, due 12/04/28	1,780,652
998,369	Marriott Vacation Club Owner Trust, Series 12-1A, Class B, 144A, Variable Rate, 3.50%, due 05/20/30	990,492
1,629,308	Westgate Resorts LLC, Series 17-1A, Class A, 144A, 3.05%, due 12/20/30	1,613,512

	Total Time Share	4,856,818

	Total Asset-Backed Securities	932,622,616

	U.S. Government — 0.5%
2,800,000	U.S. Treasury Note, Variable Rate, USBM + 0.03%, 2.42%, due 04/30/20 (b)	2,801,045
3,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 2.43%, due 07/31/20 (b)	3,001,232

	Total U.S. Government	5,802,277

	U.S. Government Agency — 2.8%
6,418,750	Agency for International Development Floater (Support of Morocco), Variable Rate, 6 mo. LIBOR – .02%, 2.85%, due 02/01/25 (c)	6,208,389

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Par Value† / Shares	Description	Value ($)
	U.S. Government Agency — continued
6,000,000	Agency for International Development Floater (Support of Morocco), Variable Rate, 6 mo. LIBOR + .15%, 3.01%, due 10/29/26 (c)	5,784,333
3,525,000	Agency for International Development Floater (Support of Tunisia), Variable Rate, 6 mo. LIBOR, 2.88%, due 07/01/23 (c)	3,439,552
15,000,000	Federal National Mortgage Association, TBA, 4.00%, due 02/13/49	15,055,078

	Total U.S. Government Agency	30,487,352

	TOTAL DEBT OBLIGATIONS (COST $959,579,522)	968,912,245

	MUTUAL FUNDS — 4.5%

	United States — 4.5%
	Affiliated Issuers — 4.5%
1,952,608	GMO U.S. Treasury Fund	48,776,146

	TOTAL MUTUAL FUNDS (COST $48,776,146)	48,776,146

	SHORT-TERM INVESTMENTS — 5.4%

	Money Market Funds — 0.5%
5,010,479	State Street Institutional Treasury Plus Money Market Fund-Premier Class, 2.16% (d)	5,010,479

	Repurchase Agreements — 4.9%
53,956,979	Barclays Bank plc Repurchase Agreement, dated 11/30/18, maturing on 12/3/18 with a maturity value of $53,967,006 and an effective yield of 2.23%, collateralized by a U.S. Treasury Note with maturity date 11/15/24 and a market value of $55,024,740.	53,956,979

	TOTAL SHORT-TERM INVESTMENTS (COST $58,967,458)	58,967,458

	TOTAL INVESTMENTS — 98.7% (Cost $1,067,323,126)	1,076,655,849
	Other Assets and Liabilities (net) — 1.3%	14,716,110

	TOTAL NET ASSETS — 100.0%	$1,091,371,959

A summary of outstanding financial instruments at November 30, 2018 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
862	U.S. Treasury Note 2 Yr. (CBT)	March 2019	181,868,532	117,501
1,364	U.S. Treasury Note 5 Yr. (CBT)	March 2019	154,078,720	292,674
174	U.S. Treasury Ultra 10 Yr. (CBT)	March 2019	22,011,000	100,329

			$357,958,252	$510,504

Sales
2	U.S. Long Bond (CBT)	March 2019	279,812	(1,503)
28	U.S. Treasury Note 10 Yr. (CBT)	March 2019	3,344,688	(6,606)

			$3,624,500	$(8,109)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2018 (Unaudited)

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX.NA.HYS.27.V1-5Y	USD	24,693,500	5.00%	2.97%	N/A	12/20/2021	Quarterly	(1,825,591)	(1,387,972)	437,619

Sell Protection^:
CDX.NA.IGS.28.V1-5Y	USD	17,200,000	1.00%	0.57%	17,200,000 USD	06/20/2022	Quarterly	300,982	248,368	(52,614)

								$(1,524,609)	$(1,139,604)	$385,005

OTC Credit Default Swaps

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX.NA.HYS.25.V1-5Y	BOA	USD	4,400,000	5.00%	0.76%	N/A	12/20/2020	Quarterly	369,771	(376,492)	(746,263)
CDX.NA.HYS.25.V1-5Y	JPM	USD	4,343,000	5.00%	0.76%	N/A	12/20/2020	Quarterly	(26,058)	(371,615)	(345,557)
CDX.NA.HYS.25.V5-5Y	JPM	USD	8,543,000	5.00%	0.76%	N/A	12/20/2020	Quarterly	(847,893)	(730,994)	116,899
CDX.NA.IGS.25.V1-5Y	BOA	USD	4,400,000	1.00%	0.63%	N/A	12/20/2020	Quarterly	710,600	(32,715)	(743,315)
CDX.NA.IGS.25.V1-5Y	CITI	USD	4,300,000	1.00%	0.63%	N/A	12/20/2020	Quarterly	547,891	(31,971)	(579,862)
CDX.NA.HYS.27.V2-5Y	GS	USD	8,580,000	5.00%	1.87%	N/A	12/20/2021	Quarterly	21,450	(786,772)	(808,222)
CDX.NA.HYS.27.V2-5Y	JPM	USD	4,300,000	5.00%	1.87%	N/A	12/20/2021	Quarterly	(11,825)	(394,303)	(382,478)
D.R. HORTON INC	BCLY	USD	17,200,000	1.00%	0.69%	N/A	06/20/2022	Quarterly	(165,250)	(178,262)	(13,012)
CDX-NA.HYS.29.V1-5Y	JPM	USD	5,060,000	5.00%	3.76%	N/A	12/20/2022	Quarterly	(301,070)	(235,434)	65,636
CDX.NA.HYS.29.V1-5Y	JPM	USD	6,425,250	5.00%	3.76%	N/A	12/20/2022	Quarterly	(282,711)	(298,957)	(16,246)
CDX.NA.HYS.29.V1-5Y	MSCS	USD	3,450,800	5.00%	3.76%	N/A	12/20/2022	Quarterly	(188,414)	(160,561)	27,853
Navient Corp.	BCLY	USD	2,576,400	5.00%	3.19%	N/A	12/20/2022	Quarterly	(208,665)	(167,099)	41,566
Navient Corp.	BCLY	USD	2,576,400	5.00%	3.19%	N/A	12/20/2022	Quarterly	(198,694)	(167,099)	31,595
Navient Corp.	BCLY	USD	3,435,200	5.00%	3.19%	N/A	12/20/2022	Quarterly	(264,646)	(222,798)	41,848
CMBX.NA.AS.7	BOA	USD	4,505,000	1.00%	0.67%	N/A	01/17/2047	Monthly	47,352	(67,334)	(114,686)
CMBX.NA.AS.7	DB	USD	16,677,794	1.00%	0.67%	N/A	01/17/2047	Monthly	197,705	(249,276)	(446,981)
CMBX.NA.AS.7	GS	USD	4,400,000	1.00%	0.67%	N/A	01/17/2047	Monthly	112,812	(65,765)	(178,577)
CMBX.NA.AS.7	MSCS	USD	13,270,000	1.00%	0.67%	N/A	01/17/2047	Monthly	205,782	(198,341)	(404,123)
CMBX.NA.AA.8	CSI	USD	8,892,000	1.50%	1.30%	N/A	10/17/2057	Monthly	247,717	(91,501)	(339,218)
CMBX.NA.AS.8	CGMI	USD	8,892,000	1.00%	0.76%	N/A	10/17/2057	Monthly	73,095	(113,438)	(186,533)
CMBX.NA.AS.8	MSCS	USD	3,384,000	1.00%	0.76%	N/A	10/17/2057	Monthly	140,432	(43,171)	(183,603)
CMBX.NA.BBB-.8	GS	USD	8,650,000	3.00%	4.77%	N/A	10/17/2057	Monthly	1,299,082	730,183	(568,899)
CMBX.NA.BBB-.8	CGMI	USD	4,223,000	3.00%	4.77%	N/A	10/17/2057	Monthly	392,728	356,481	(36,247)
CMBX.NA.BBB-.8	GS	USD	4,224,000	3.00%	4.77%	N/A	10/17/2057	Monthly	400,908	356,566	(44,342)
CMBX.NA.BBB-.8	CITI	USD	7,500,000	3.00%	4.77%	N/A	10/17/2057	Monthly	596,480	633,107	36,627
CMBX.NA.BBB-.8	CSI	USD	2,108,500	3.00%	4.77%	N/A	10/17/2057	Monthly	144,924	177,987	33,063
CMBX.NA.AAA.9	DB	USD	18,296,200	0.50%	0.49%	N/A	09/17/2058	Monthly	(19,617)	(10,155)	9,462
CMBX.NA.BBB-.9	MSCS	USD	8,528,000	3.00%	4.58%	N/A	09/17/2058	Monthly	974,545	732,013	(242,532)
CMBX.NA.BBB-.9	DB	USD	4,263,000	3.00%	4.58%	N/A	09/17/2058	Monthly	517,160	365,921	(151,239)
CMBX.NA.BBB-.9	DB	USD	4,400,000	3.00%	4.58%	N/A	09/17/2058	Monthly	950,085	377,680	(572,405)
CMBX.NA.BBB-.9	GS	USD	1,760,000	3.00%	4.58%	N/A	09/17/2058	Monthly	346,611	151,072	(195,539)

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2018 (Unaudited)

OTC Credit Default Swaps — continued

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Sell Protection^:
CDX-NA.HYS.27.V3-5Y	JPM	USD	8,543,000	5.00%	0.63%	8,543,000 USD	12/20/2021	Quarterly	1,230,192	1,103,296	(126,896)
CDX-NA.HYS.27.V3-5Y	JPM	USD	12,672,000	5.00%	0.63%	12,672,000 USD	12/20/2021	Quarterly	1,795,622	1,636,541	(159,081)
CDX.NA.HYS.27.V2-5Y	GS	USD	12,870,000	5.00%	0.63%	12,870,000 USD	12/20/2021	Quarterly	1,657,013	1,662,112	5,099
CDX.NA.HYS.27.V2-5Y	JPM	USD	8,600,000	5.00%	0.63%	8,600,000 USD	12/20/2021	Quarterly	1,143,800	1,110,657	(33,143)
CDX.NA.HYS.27.V3-5Y	BOA	USD	8,545,000	5.00%	0.63%	8,545,000 USD	12/20/2021	Quarterly	1,369,764	1,103,554	(266,210)
CDX.NA.HYS.29.V1-5Y	BOA	USD	25,885,000	5.00%	1.36%	25,885,000 USD	12/20/2022	Quarterly	4,283,968	3,623,616	(660,352)
CDX.NA.HYS.29.V1-5Y	MSCS	USD	10,233,600	5.00%	1.36%	10,233,600 USD	12/20/2022	Quarterly	1,547,320	1,432,592	(114,728)
CDX.NA.HYS.29.V1-5Y	JPM	USD	42,835,000	5.00%	0.45%	42,835,000 USD	12/20/2022	Quarterly	9,136,706	7,237,209	(1,899,497)
CDX.NA.HYS.29.V1-5Y	BOA	USD	5,115,600	5.00%	1.36%	5,115,600 USD	12/20/2022	Quarterly	742,274	716,128	(26,146)
CDX.NA.HYS.29.V1-5Y	MSCS	USD	21,567,500	5.00%	0.45%	21,567,500 USD	12/20/2022	Quarterly	4,121,549	3,643,948	(477,601)
CDX-NA.HYS.31.V1-5Y	GS	USD	10,000,000	5.00%	2.68%	10,000,000 USD	12/20/2023	Quarterly	1,166,000	1,073,906	(92,094)
CDX-NA.HYS.31.V1-5Y	JPM	USD	18,980,000	5.00%	0.70%	18,980,000 USD	12/20/2023	Quarterly	3,778,918	3,664,566	(114,352)
CMBX.NA.A.6	CSI	USD	4,217,000	2.00%	2.94%	4,217,000 USD	05/11/2063	Monthly	(52,739)	(134,102)	(81,363)

									$37,702,674	$26,760,980	$(10,941,694)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of November 30, 2018, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e., higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
1.27%	3 Month USD LIBOR	USD	10,495,000	03/10/2021	Quarterly	—	394,399	394,399
2.55%	3 Month USD LIBOR	USD	21,181,000	03/16/2021	Quarterly	144,649	201,696	57,047
2.10%	3 Month USD LIBOR	USD	4,101,000	11/24/2021	Quarterly	90,788	104,486	13,698
2.59%	3 Month USD LIBOR	USD	3,584,000	02/09/2022	Quarterly	462	43,697	43,235
2.90%	3 Month USD LIBOR	USD	7,624,000	06/22/2022	Quarterly	—	20,367	20,367
2.06%	3 Month USD LIBOR	USD	11,981,000	11/10/2022	Quarterly	163,222	409,360	246,138
2.15%	3 Month USD LIBOR	USD	8,477,000	10/13/2024	Quarterly	164,028	381,275	217,247
2.00%	3 Month USD LIBOR	USD	19,668,000	04/16/2025	Quarterly	(91,173)	1,142,853	1,234,026
1.65%	3 Month USD LIBOR	USD	5,536,000	05/19/2026	Quarterly	221,123	509,404	288,281
2.88%	3 Month USD LIBOR	USD	7,356,000	06/04/2028	Quarterly	—	102,532	102,532
3.00%	3 Month USD LIBOR	USD	6,581,000	07/30/2028	Quarterly	—	23,991	23,991

						$693,099	$3,334,060	$2,640,961

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2018 (Unaudited)

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on iBoxx USD Liquid Leveraged Loans Index	3 Month USD LIBOR	JPM	USD	40,000,000	12/20/2018	Quarterly	—	165,828	165,828
Total Return on iBoxx USD Liquid Leveraged Loans Index	3 Month USD LIBOR	MSCS	USD	25,000,000	12/20/2018	Quarterly	—	96,167	96,167

							$—	$261,995	$261,995

As of November 30, 2018, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

CLO - Collateralized Loan Obligation

CMBS - Commercial Mortgage Backed Security

CMT - Constant Maturity Treasury

COFI - Cost of Funds Index

FSA - Insured as to the payment of principal and interest by Financial Security Assurance

LIBOR - London Interbank Offered Rate

TBA - To Be Announced - Delayed Delivery Security

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

USD LIBOR - London Interbank Offered Rate denominated in United States Dollars.

The rates shown on variable rate notes are the current interest rates at November 30, 2018, which are subject to change based on the terms of the security.

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	Investment valued using significant unobservable inputs.

(b)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(c)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(d)	The rate disclosed is the 7 day net yield as of November 30, 2018.

Counterparty Abbreviations:

BCLY - Barclays Bank plc

BOA - Bank of America, N.A.

CGMI - Citigroup Global Markets Inc.

CITI - Citibank N.A.

CSI - Credit Suisse International

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MSCS - Morgan Stanley Capital Services LLC

Currency Abbreviations:

USD - United States Dollar

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Par Value†	Description	Value ($)
	SHORT-TERM INVESTMENTS — 100.2%

	U.S. Government — 84.9%
82,000,000	U.S. Treasury Bill, 2.39% due 04/04/19 (a)	81,334,456
64,000,000	U.S. Treasury Bill, 2.42%, due 04/11/19 (a)	63,444,440
51,000,000	U.S. Treasury Bill, 2.44%, due 04/18/19 (a)	50,530,857
20,000,000	U.S. Treasury Bill, 2.45%, due 04/25/19 (a)	19,806,155
15,000,000	U.S. Treasury Note, 1.75%, due 11/30/19	14,853,516
101,108,700	U.S. Treasury Note, Variable Rate, USBM + 0.00%, 2.38%, due 01/31/20	101,139,816
145,902,600	U.S. Treasury Note, Variable Rate, USBM + 0.03%, 2.42%, due 04/30/20	145,957,076
54,741,200	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 2.43%, due 07/31/20	54,763,678
50,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.05%, 2.43%, due 10/31/20	49,996,055

	TOTAL U.S. GOVERNMENT (COST $581,682,979)	581,826,049

	U.S. Government Agency — 15.2%
44,480,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR – .16%, 2.35%, due 01/28/19	44,482,460
24,470,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR – .16%, 2.43%, due 02/07/20	24,468,150
35,590,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR – .23%, 2.35%, due 05/04/20	35,547,843

	TOTAL U.S. GOVERNMENT AGENCY (COST $104,538,954)	104,498,453

Shares	Description	Value ($)
	Money Market Funds — 0.1%
433,507	State Street Institutional Treasury Plus Money Market Fund-Premier Class, 2.16% (b)	433,507

	TOTAL SHORT-TERM INVESTMENTS (COST $686,655,440)	686,758,009

	TOTAL INVESTMENTS — 100.2% (Cost $686,655,440)	686,758,009
	Other Assets and Liabilities (net) — (0.2%)	(1,594,326)

	TOTAL NET ASSETS — 100.0%	$685,163,683

Notes to Schedule of Investments:

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

USD LIBOR - London Interbank Offered Rate denominated in United States Dollars.

The rates shown on variable rate notes are the current interest rates at November 30, 2018, which are subject to change based on the terms of the security.

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	The rate shown represents yield-to-maturity.

(b)	The rate disclosed is the 7 day net yield as of November 30, 2018.

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes. As of November 30, 2018, the approximate total cost, aggregate investment-level gross/net unrealized appreciation (depreciation) in the value of total investments (including total securities sold short, if any), and the net unrealized appreciation (depreciation) of outstanding financial instruments for U.S. federal income tax purposes were as follows:

	Total Investments				Outstanding Financial Instruments

Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Asset Allocation Bond Fund	396,633,688	25,546	(10,098,334)	(10,072,788)	234,689
Core Plus Bond Fund	831,046,363	5,179,965	(21,080,688)	(15,900,723)	2,725,106
Emerging Country Debt Fund	4,318,812,726	101,158,698	(568,855,802)	(467,697,104)	17,412,631
High Yield Fund	210,863,021	60,903	(1,574,970)	(1,514,067)	(2,195,409)
Opportunistic Income Fund	1,072,095,171	25,956,717	(21,396,039)	4,560,678	(7,151,338)
U.S. Treasury Fund	686,655,440	149,236	(46,667)	102,569	—

Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust (“underlying funds”). A summary of the Funds’ transactions involving companies that are or were affiliates during the period ended November 30, 2018 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Asset Allocation Bond Fund
GMO U.S. Treasury Fund	$—	$158,497,551	$147,400,000	$337,561	$(20,214)	$4,423	$11,081,760

Core Plus Bond Fund
GMO Emerging Country Debt Fund, Class IV	$50,741,626	$—	$13,000,000	$566,358	$(641,559)	$(2,691,881)	$34,408,186
GMO Opportunistic Income Fund, Class VI	193,785,692	—	57,400,000	1,389,828	1,827,105	1,110,853	139,323,650
GMO U.S. Treasury Fund	18,513,042	267,650,000	270,990,000	325,025	(6,143)	7,414	15,174,313

Totals	$263,040,360	$267,650,000	$341,390,000	$2,281,211	$1,179,403	$(1,573,614)	$188,906,149

Emerging Country Debt Fund
GMO Opportunistic Income Fund, Class VI	$15,001,189	$—	$—	$129,507	$—	$278,326	$15,279,515
GMO U.S. Treasury Fund	81,177,603	—	7,000,000	1,215,220	(11,213)	40,920	74,207,310

Totals	$96,178,792	$—	$7,000,000	$1,344,727	$(11,213)	$319,246	$89,486,825

High Yield Fund
GMO U.S. Treasury Fund	$—	$78,131,496	$76,401,794	$31,877	$674	$331	$1,730,707

Opportunistic Income Fund
GMO U.S. Treasury Fund	$58,387,949	$111,870,000	$121,465,000	$657,998	$(40,186)	$23,383	$48,776,146

*

The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2018 through November 30, 2018. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2019.

Basis of presentation

The preparation of the Schedule of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. GMO believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value a Fund ultimately realizes upon the sale of those securities.

Portfolio valuation

Typically, the Funds and the underlying funds value fixed income securities at the most recent price supplied by a pricing source determined by GMO. GMO evaluates pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another source) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds and the underlying funds.

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates its net asset value, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are generally valued at the price determined by an industry standard model. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value. If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees of GMO Trust (“Trustees”) or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in pricing, and in particular fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended November 30, 2018, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties. See “Derivative financial instruments” for a further discussion on valuation of derivatives.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect valuation changes through the NYSE close. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below) in the table below.

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its net asset value, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include certain U.S. government agency securities, mortgage-backed securities, asset-backed securities, certain sovereign debt obligations, and corporate bonds valued using vendor prices or broker quotes; cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain debt obligations, such as collateralized loan obligations, that have yet to begin trading that are valued at cost; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, certain debt securities (such as asset-backed, mortgage-backed, loans and sovereign debt) and derivatives even though they may be valued using broker quotes; certain debt securities and derivatives adjusted by a specified discount for liquidity or other considerations; certain sovereign debt securities valued using comparable securities issued by the sovereign adjusted by a specified spread; securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; potential litigation recoveries and interests related to bankruptcy proceedings; and third-party investment funds where valuations are provided by fund sponsors and which are adjusted for liquidity considerations as well as the timing of the receipt of information.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of November 30, 2018:

Description	Level 1	Level 2	Level 3	Total
Asset Allocation Bond Fund
Asset Valuation Inputs
Debt Obligations
U.S. Government	$13,502,615	$317,566,615	$—	$331,069,230
U.S. Government Agency	27,486,968	—	—	27,486,968

TOTAL DEBT OBLIGATIONS	40,989,583	317,566,615	—	358,556,198

Mutual Funds	11,081,760	—	—	11,081,760
Short-Term Investments	2,101,650	14,821,292	—	16,922,942

Total Investments	54,172,993	332,387,907	—	386,560,900

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	873,977	—	873,977
Swap Contracts
Interest Rate Risk	—	1,714,758	—	1,714,758

Total	$54,172,993	$334,976,642	$—	$389,149,635

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(1,230,780)	$—	$(1,230,780)
Swap Contracts
Interest Rate Risk	—	(1,222,270)	—	(1,222,270)

Total	$—	$(2,453,050)	$—	$(2,453,050)

Description	Level 1	Level 2	Level 3	Total
Core Plus Bond Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$25,218,792	$—	$25,218,792
U.S. Government	192,882,700	—	—	192,882,700
U.S. Government Agency	—	102,724,487	—	102,724,487

TOTAL DEBT OBLIGATIONS	192,882,700	127,943,279	—	320,825,979

Mutual Funds	296,393,937	—	—	296,393,937
Short-Term Investments	1,741,742	196,183,982	—	197,925,724

Total Investments	491,018,379	324,127,261	—	815,145,640

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	3,894,261	—	3,894,261
Futures Contracts
Interest Rate Risk	228,382	—	—	228,382
Swap Contracts
Interest Rate Risk	—	4,117,377	—	4,117,377

Total	$491,246,761	$332,138,899	$—	$823,385,660

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(2,930,622)	$—	$(2,930,622)
Swap Contracts
Interest Rate Risk	—	(2,799,875)	—	(2,799,875)

Total	$—	$(5,730,497)	$—	$(5,730,497)

Emerging Country Debt Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$41,104,321	$—	$41,104,321
Corporate Debt	—	9,426,747	25,003,475	34,430,222
Foreign Government Agency	—	742,555,607	127,828,528	870,384,135
Foreign Government Obligations	—	1,713,777,523	117,428,570	1,831,206,093
U.S. Government	619,017,845	75,777,167	—	694,795,012

TOTAL DEBT OBLIGATIONS	619,017,845	2,582,641,365	270,260,573	3,471,919,783

Loan Assignments	—	—	7,736,292	7,736,292
Loan Participations	—	—	47,000,258	47,000,258
Mutual Funds	89,486,825	—	—	89,486,825
Rights/Warrants	—	21,880,129	2,938,903	24,819,032
Short-Term Investments	210,153,432	—	—	210,153,432

Total Investments	918,658,102	2,604,521,494	327,936,026	3,851,115,622

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	280,760	—	280,760
Options
Credit Risk	—	—	223,687	223,687
Swap Contracts
Credit Risk	—	16,516,759	—	16,516,759
Interest Rate Risk	—	5,749,155	—	5,749,155

Total	$918,658,102	$2,627,068,168	$328,159,713	$3,873,885,983

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(50,916)	$—	$(50,916)
Options
Credit Risk	—	—	(2,218,091)	(2,218,091)
Swap Contracts
Credit Risk	—	(16,582,204)	—	(16,582,204)
Interest Rate Risk	—	(679,465)	—	(679,465)

Total	$—	$(17,312,585)	$(2,218,091)	$(19,530,676)

Description	Level 1	Level 2	Level 3	Total
High Yield Fund
Asset Valuation Inputs
Debt Obligations
Corporate Debt	$—	$40,658,510	$—	$40,658,510
U.S. Government	38,088,908	—	—	38,088,908
U.S. Government Agency	74,299,790	—	—	74,299,790

TOTAL DEBT OBLIGATIONS	112,388,698	40,658,510	—	153,047,208

Mutual Funds	1,730,707	—	—	1,730,707
Short-Term Investments	8,807,666	45,763,373	—	54,571,039

Total Investments	122,927,071	86,421,883	—	209,348,954

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	661,765	—	661,765
Futures Contracts
Interest Rate Risk	127,520	—	—	127,520
Swap Contracts
Credit Risk	—	3,709,583	—	3,709,583
Interest Rate Risk	—	49,681	—	49,681

Total	$123,054,591	$90,842,912	$—	$213,897,503

Liability Valuation Inputs
Derivatives^
Futures Contracts
Interest Rate Risk	$(26,133)	$—	$—	$(26,133)
Swap Contracts
Interest Rate Risk	—	(1,064,430)	—	(1,064,430)

Total	$(26,133)	$(1,064,430)	$—	$(1,090,563)

Opportunistic Income Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$900,565,345	$32,057,271	$932,622,616
U.S. Government	5,802,277	—	—	5,802,277
U.S. Government Agency	—	15,055,078	15,432,274	30,487,352

TOTAL DEBT OBLIGATIONS	5,802,277	915,620,423	47,489,545	968,912,245

Mutual Funds	48,776,146	—	—	48,776,146
Short-Term Investments	5,010,479	53,956,979	—	58,967,458

Total Investments	59,588,902	969,577,402	47,489,545	1,076,655,849

Derivatives^
Futures Contracts
Interest Rate Risk	510,504	—	—	510,504
Swap Contracts
Credit Risk	—	32,137,503	—	32,137,503
Interest Rate Risk	—	3,596,055	—	3,596,055

Total	$60,099,406	$1,005,310,960	$47,489,545	$1,112,899,911

Liability Valuation Inputs
Derivatives^
Futures Contracts
Interest Rate Risk	$(8,109)	$—	$—	$(8,109)
Swap Contracts
Credit Risk	—	(6,516,127)	—	(6,516,127)

Total	$(8,109)	$(6,516,127)	$—	$(6,524,236)

Description	Level 1	Level 2	Level 3	Total
U.S. Treasury Fund
Asset Valuation Inputs
Short-Term Investments	$686,758,009	$—	$—	$686,758,009

Total Investments	686,758,009	—	—	686,758,009

Total	$686,758,009	$—	$—	$686,758,009

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

^

The tables above are based on market values or unrealized appreciation/(depreciation), in the case of forward currency contracts, rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Funds’ net asset values than the uncertainties surrounding inputs for a non-derivative security with the same market value. Excludes purchased options and rights/warrants, if any, which are included in investments.

The underlying funds held at period end are classified above as Level 1. Certain underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees. For a summary of the levels assigned to the underlying funds’ direct securities and derivatives, if any, please refer to the underlying funds’ portfolio valuation notes which are available on the Securities and Exchange Commission’s website at www.sec.gov or on GMO’s website at www.gmo.com.

For all Funds for the period ended November 30, 2018, there were no significant transfers between Level 1 and Level 2.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets). Level 3 holdings include investments valued using unadjusted prices supplied by a third-party pricing source (e.g., broker quotes, vendor). Emerging Country Debt Fund’s Level 3 holdings also include the Republic of Albania Par Bond, due 8/13/25, which is valued by applying a 140 basis point spread to the yield of the U.S. Treasury Strip Principal, due 8/15/25. Opportunistic Income Fund’s Level 3 holdings also consists of three U.S. Agency for International Development Floater Bonds which were valued using current LIBOR yield and adjusted by 125 basis points for liquidity considerations. There were no other Funds with classes of investments or derivatives with direct material Level 3 holdings at November 30, 2018.

The following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2018	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3†	Transfer out of Level 3†	Balances as of November 30, 2018	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of November 30, 2018
Emerging Country Debt Fund
Debt Obligations
Corporate Debt	$26,126,080	$—	$—	$(1,067)	$—	$(1,121,538)	$—	$—	$25,003,475	$(1,121,538)
Foreign Government Agency	134,381,263	—	—	1,177,109	—	(7,729,844)	—	—	127,828,528	(7,729,844)
Foreign Government Obligations	123,199,974	—	(3,206,336)	2,977,546	—	(5,542,614)	—	—	117,428,570	(5,542,614)

Total Debt Obligations	283,707,317	—	(3,206,336)	4,153,588	—	(14,393,996)	—	—	270,260,573	(14,393,996)

Loan Assignments	1,110,398	7,300,000	(224,630)	10,195	—	(459,671)	—	—	7,736,292	(459,671)
Loan Participations	59,670,207	—	(9,652,863)	1,290,923	(163,281)	(4,144,728)	—	—	47,000,258	(4,144,728)
Rights/Warrants	6,474,227	—	—	—	—	(3,535,324)	—	—	2,938,903	(3,535,324)

Total Investments	350,962,149	7,300,000	(13,083,829)	5,454,706	(163,281)	(22,533,719)	—	—	327,936,026	(22,533,719)

Derivatives
Options	(912,233)	—	(70,000)	—	938,847	(1,951,018)	—	—	(1,994,404)	(491,946)

Total	$350,049,916	$7,300,000	$(13,153,829)#	$5,454,706	$775,566	$(24,484,737)	$—	$—	$325,941,622	$(23,025,665)

Opportunistic Income Fund
Debt Obligations
Asset-Backed Securities	$37,555,550	$—	$(4,886,096)	$87,840	$68,159	$(768,182)	$—	$—	$32,057,271	$(768,182)
U.S. Government Agency	17,123,540	—	(1,789,224)	17,920	—	80,038	—	—	15,432,274	80,053

Total	$54,679,090	$—	$(6,675,320)##	$105,760	$68,159	$(688,144)	$—	$—	$47,489,545	$(688,129)

†	The Funds account for securities and derivatives, if any, transferred into and out of Level 3 at the value at the end of the period.
#	Includes $9,809,609 of proceeds received from principal paydowns.
##	Includes $6,625,320 of proceeds received from principal paydowns.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Eastern time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Indexed investments

Each Fund may invest in various transactions and instruments that are designed to track the performance of an index (including, but not limited to, securities indices and credit default indices). Indexed securities are securities the redemption values and/or coupons of which are indexed to a specific instrument, group of instruments, index, or other statistic. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to other securities, securities or inflation indices, currencies, precious metals or other commodities, or other financial indicators. For example, the maturity value of gold-indexed securities depends on the price of gold and, therefore, their price tends to rise and fall with gold prices.

Loan assignments and participations

The Funds (except U.S. Treasury Fund) may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties by corporate, governmental or other borrower. Such “loans” may include bank loans, promissory notes, and loan participations, or in the case of suppliers of goods or services, trade claims or other receivables. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness a Fund has direct recourse against the borrower, it may have to rely on the agent to enforce its rights against the borrower. When investing in a loan participation, (i) a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) a Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and that Fund may have minimal control over the terms of any loan modification. Loan assignments and participations outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Repurchase agreements

The Funds may enter into repurchase agreements with banks and brokers. Under a repurchase agreement a Fund acquires a security for a relatively short period for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities it acquired under the repurchase agreement. The value of the securities acquired may be less than the amount owed to the Fund by the seller. If the seller in a repurchase agreement transaction defaults or enters into insolvency proceedings and the value of the securities subject to the repurchase agreement is insufficient, the Fund’s recovery of cash from the seller may be delayed and, even if the Fund is able to dispose of the securities, the Fund may incur a loss equal to the difference between the cash it paid and the value of the securities. Repurchase agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Reverse repurchase agreements

The Funds may enter into reverse repurchase agreements with banks and brokers to enhance return. Under a reverse repurchase agreement a Fund sells portfolio assets subject to an agreement by that Fund to repurchase the same assets at an agreed upon price and date. A Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the Fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result may realize a loss on the transaction if the securities it sold are worth more than the purchase price it originally received from the buyer. As of November 30, 2018, the Funds listed below had entered into reverse repurchase agreements.

Fund Name	Received from reverse repurchase agreements ($)	Market value of securities plus accrued interest ($)
Emerging Country Debt Fund	$46,247,236	$46,355,588

Reverse repurchase agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Inflation-indexed bonds

The Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation/deflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation/deflation into the principal value of the bond. Many other issuers adjust the coupon accruals for inflation related changes.

The market price of inflation-indexed bonds normally changes when real interest rates change. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rate minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. Coupon payments received by a Fund from inflation-indexed bonds are generally included in the Fund’s gross income for the period in which they accrue. In addition, any increase/decrease in the principal amount of an inflation-indexed bond is generally included in the Fund’s gross income even though principal is not paid until maturity. Inflation-indexed bonds outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Delayed delivery commitments and when-issued securities

The Funds (except U.S. Treasury Fund) may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The purchase of when-issued or delayed delivery securities can cause a Fund’s portfolio to be leveraged. Investments in when-issued securities also present the risk that the security will not be issued or delivered. Delayed delivery commitments outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Short sales

Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability. A Fund is obligated to deliver securities at the trade price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested. Short sales outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

	Asset Allocation Bond Fund	Core Plus Bond Fund	Emerging Country Debt Fund	High Yield Fund	Opportunistic Income Fund	U.S. Treasury Fund
Commodities Risk	X
Counterparty Risk	X	X	X	X	X	X
Credit Risk	X	X	X	X	X	X
Currency Risk	X	X	X	X	X
Derivatives and Short Sales Risk	X	X	X	X	X
Focused Investment Risk	X	X	X	X	X
Fund of Funds Risk	X	X	X	X	X
Futures Contracts Risk		X		X	X
Illiquidity Risk	X	X	X	X	X
Large Shareholder Risk	X	X	X	X	X	X
Leveraging Risk	X	X	X	X	X
Management and Operational Risk	X	X	X	X	X	X
Market Disruption and Geopolitical Risk	X	X	X	X	X	X
Market Risk – Asset-Backed Securities	X	X	X		X
Market Risk – Equities	X				X
Market Risk – Fixed Income	X	X	X	X	X	X
Non-Diversified Funds	X	X	X	X	X
Non-U.S. Investment Risk	X	X	X	X	X
Small Company Risk	X	X			X

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time.

Each Fund that invests in other GMO Funds or other investment companies (collectively, “Underlying Funds”) is exposed to the risks to which the Underlying Funds in which it invests are exposed, as well as the risk that the Underlying Funds will not perform as expected. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and references in this section to investments made by a Fund include those made both directly by the Fund and indirectly by the Fund through Underlying Funds.

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• COMMODITIES RISK. Commodity prices can be extremely volatile and are affected by many factors. Exposure to commodities can cause the value of a Fund’s shares to decline or fluctuate in a rapid and unpredictable manner. The value of commodity-related derivatives or indirect investments in commodities may fluctuate more than the commodity, commodities or commodity index to which they relate. See “Derivatives and Short Sales Risk” for a discussion of specific risks of a Fund’s derivatives investments, including commodity-related derivatives.

• COUNTERPARTY RISK. Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or OTC derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise be forced to hold investments it would prefer to sell, resulting in losses for the Fund. In addition, a Fund may suffer losses if a counterparty fails to comply with applicable laws, regulations or other requirements. The Funds are not subject to any limit on their exposure to any one counterparty nor to a requirement that counterparties with whom they enter into contracts maintain a specific rating by a nationally recognized rating organization. Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments in which financial services firms are exposed (as they were in 2008) to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will have contractual remedies (whether or not the obligation is collateralized), but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the longer time during which events may occur that prevent settlement. Counterparty risk also is greater when a Fund has entered into derivatives contracts with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Funds that use swap contracts are subject, in particular, to the creditworthiness of the counterparties because some types of swap contracts have terms longer than six months (and, in some cases, decades). The creditworthiness of a counterparty may be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be posted promptly as required. GMO’s view with respect to a particular counterparty is subject to change. The fact, however, that it changes adversely (whether due to external events or otherwise) does not mean that a Fund’s existing transactions with that counterparty will necessarily be terminated or modified. In addition, a Fund may enter into new transactions with a counterparty that GMO no longer considers a desirable counterparty (for example, re-establishing the transaction with a lower notional amount or entering into a countervailing trade with the same counterparty). Counterparty risk also will be greater if a counterparty’s obligations exceed the value of the collateral held by the Fund (if any).

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds. Counterparty risk with respect to derivatives has been and will continue to be affected by new rules and regulations relating to the derivatives market. As described under “Derivatives and Short Sales Risk,” some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that the Funds’ ability to exercise remedies, such as the termination of transactions, netting of obligations or realization on collateral, could be stayed or eliminated under new special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide governmental authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, in the European Union, governmental authorities could reduce, eliminate, or convert to equity the liabilities to the Funds of a counterparty experiencing financial difficulties (sometimes referred to as a “bail in”).

• CREDIT RISK. This is the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result (and/or in anticipation) of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations, or a downgrading of the credit rating of the investment. This risk is particularly acute in environments in which financial services firms are exposed (as they were in 2008) to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. Fixed income investments also are subject to illiquidity risk. See “Illiquidity Risk.”

All fixed income investments are subject to credit risk. Financial strength and solvency of an issuer are the primary factors influencing credit risk. The risk varies depending upon whether the issuer is a corporation, a government or government entity, whether the particular security has a priority over other obligations of the issuer in payment of principal and interest and whether it has any collateral backing or credit enhancement. Credit risk may change over the term of a fixed income investment. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations and their fixed income securities, including mortgage-backed and other asset-backed securities, are neither guaranteed nor insured by the U.S. government. These securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). Investments in sovereign or quasi-sovereign debt involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. A governmental entity’s ability and willingness to pay interest and repay principal in a timely manner may be affected by a variety of factors, including its cash flow, the size of its reserves, its access to foreign exchange, the relative size of its debt service burden to its economy as a whole, and political constraints. Investments in quasi-sovereign issuers are subject to the additional risk that the issuer may default independently of its sovereign. Sovereign debt risk is greater for fixed income securities issued or guaranteed by emerging countries.

In many cases, the credit risk and market price of a fixed income investment are reflected in its credit ratings, and a Fund holding a rated investment is subject to the risk that the investment’s rating will be downgraded, resulting in a decrease in the market price of the fixed income investment.

Securities issued by the U.S. government historically have presented minimal credit risk. However, events in 2011 led several major rating agencies to downgrade the long-term credit rating of U.S. bonds and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a default in the payment of principal or interest on U.S. government securities would decrease, the market price of a Fund’s investments and increase the volatility of a Fund’s portfolio.

As described under “Market Risk — Asset-Backed Securities,” asset-backed securities may be backed by many types of assets and their payment of interest and repayment of principal largely depend on the cash flows generated by the assets backing them. The credit risk of a particular asset-backed security depends on many factors, as described under “Market Risk — Asset-Backed Securities.” The obligations of issuers also may be subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors.

A Fund also is exposed to credit risk on a reference security to the extent it writes protection under credit default swaps. See “Derivatives and Short Sales Risk” for more information regarding risks associated with the use of credit default swaps.

The extent to which the market price of a fixed income investment changes in response to a credit event depends on many factors and can be difficult to predict. For example, even though the effective duration of a long-term floating rate security is very short, an adverse credit event or change in the perceived creditworthiness of its issuer could cause its market price to decline much more than its effective duration would suggest.

Credit risk is particularly pronounced for below investment grade investments (commonly referred to as “junk bonds”). The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is below investment grade. Many asset-backed securities also are below investment grade. Below investment grade investments have speculative characteristics, often are less liquid than higher quality investments, present a greater risk of default and are more susceptible to real or perceived adverse industry conditions. Investments in distressed or defaulted or other low quality debt investments generally are considered speculative and may involve substantial risks not normally associated with investments in higher quality investments, including adverse business, financial or economic conditions that lead to payment defaults and insolvency proceedings on the part of their issuers. In particular, distressed or defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings, during which the issuer does not make any interest or other payments and a Fund incurs additional expenses in seeking recovery. If GMO’s assessment of the eventual recovery value of a distressed or defaulted debt investment proves incorrect, a Fund may lose a substantial portion or all of its investment or may be required to accept cash or instruments worth less than its original investment. In the event of a default of sovereign debt, the Funds may be unable to pursue legal action against the issuer.

• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the currencies in which a Fund’s investments are traded, in which a Fund receives income, or in which a Fund has taken a position will decline in value. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Fund may realize a loss on both the hedging instrument and the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons. See “Market Disruption and Geopolitical Risk.”

Many of the Funds use derivatives to take currency positions that are under- or over-weighted (in some cases significantly) relative to the currency exposure of their portfolios and their benchmarks. If the exchange rates of the currencies involved do not move as expected, a Fund could lose money on both its holdings of a particular currency and the derivative. See also “Non-U.S. Investment Risk.”

Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. dollars or may only be able to do so at an unfavorable exchange rate. Exchange rates for many currencies are affected by exchange control regulations.

Derivative transactions in foreign currencies (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk”).

• DERIVATIVES AND SHORT SALES RISK. All of the Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, such as securities, commodities or currencies, reference rates, such as interest rates, currency exchange rates, inflation rates, or indices. Derivatives involve the risk that their value may not change as expected relative to changes in the value of the assets, rates, or indices they are designed to track. Derivatives include, but are not limited to, futures contracts, forward contracts, foreign currency contracts, swap contracts, contracts for differences, options on securities and indices, options on futures contracts, options on swap contracts, interest rate caps, floors and collars, reverse repurchase agreements, and other OTC contracts.

The use of derivatives involves risks that are potentially greater than, the risks of investing directly in securities. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed, or the position transferred, only with the consent of the other party to the contract. If the counterparty defaults, the Fund will still have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments GMO believes are owed to the Fund under an OTC derivatives contract, or those payments may be delayed or made only after the Fund has incurred the cost of litigation.

A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., foreign currency forwards), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s fundamental fair (or intrinsic) value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs a greater risk of not being able to recover what it is owed if the counterparty defaults.

Derivatives also present other risks described in this section, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk.

Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used may not produce valuations that are consistent with the values a Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, inaccurate valuations may result in increased cash payments to counterparties, under-collateralization and/or errors in the calculation of a Fund’s net asset value.

A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the cost of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty.

Swap contracts and other OTC derivatives are highly susceptible to illiquidity risk (see “Illiquidity Risk”) and counterparty risk (see “Counterparty Risk”). These derivatives also are subject to documentation risk, which is the risk that ambiguities, inconsistencies or errors in the documentation relating to a derivative transaction may lead to a dispute with the counterparty or unintended investment results. In addition, see “Commodities Risk” for a discussion of risks specific to commodity-related derivatives. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. See “Leveraging Risk.”

A Fund’s use of derivatives may be subject to special tax rules and could generate additional taxable income for shareholders. In addition, the tax treatment of a Fund’s use of derivatives will sometimes be unclear.

The Securities and Exchange Commission has proposed a rule under the Investment Company Act of 1940, as amended (the “1940 Act”), regulating the use by registered investment companies of derivatives and many related instruments. That rule, if adopted as proposed, would, among other things, restrict a Fund’s ability to engage in derivatives transactions or so increase the cost of derivatives transactions that a Fund would be unable to implement its investment strategy.

Derivatives Regulation. The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union (and some other countries) have adopted similar requirements, which affect a Fund when it enters into a derivatives transaction with a counterparty subject to those requirements. Because these U.S. and European Union requirements are new and evolving (and some of the rules are not yet final), their impact on the Funds remains unclear.

Transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Funds make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In some ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements, for example, by requiring that funds provide more margin for their cleared derivatives positions. Also, as a general matter, in contrast to a bilateral derivatives position, following a period of notice to a Fund, a clearing member at any time can require termination of an existing cleared derivatives position or an increase in the margin required at the outset of a transaction. Clearing houses also have broad rights to increase the margin required for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivatives positions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose a Fund to greater credit risk to its clearing member because margin for cleared derivatives positions in excess of a clearing house’s margin requirements typically is held by the clearing member (see “Counterparty Risk”). Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Funds and their clearing members generally provides that the clearing members will accept for clearing all cleared derivatives transactions that are within credit limits (specified in advance) for each Fund, the Funds are still subject to the risk that no clearing member will be willing or able to clear a transaction. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and loss of hedging protection. In addition, the documentation governing the relationship between the Funds and clearing members is drafted by the clearing members and generally is less favorable to the Funds than the documentation for typical bilateral derivatives. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Funds in favor of the clearing member for losses the clearing member incurs as the Funds’ clearing member. Also, such documentation typically does not provide the Funds any remedies if the clearing member defaults or becomes insolvent. While futures contracts entail similar risks, the risks may be more pronounced for cleared derivatives due to their more limited liquidity and market history.

Some types of cleared derivatives are required to be executed on an exchange or on a swap execution facility. A swap execution facility is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. While this execution requirement is designed to increase transparency and liquidity in the cleared derivatives market, trading on a swap execution facility can create additional costs and risks for the Funds. For example, swap execution facilities typically charge fees, and if a Fund executes derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. Also, a Fund may be required to indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the swap execution facility.

If a Fund wishes to execute a package of transactions that include a swap that is required to be executed on a swap execution facility as well as other transactions (for example, a transaction that includes both a security and an interest rate swap that hedges interest rate exposure with respect to such security), the Fund may be unable to execute all components of the package on the swap execution facility. In that case, the Fund would need to trade some components of the package on the swap execution facility and other components in another manner, which could subject the Fund to the risk that some components would be executed successfully and others would not, or that the components would be executed at different times, leaving the Fund with an unhedged position for a period of time.

The U.S. government and the European Union have adopted mandatory minimum margin requirements for bilateral derivatives. New variation margin requirements became effective in March 2017 and new initial margin requirements will become effective in 2020. Such requirements could increase the amount of margin a Fund needs to provide in connection with its derivatives transactions and, therefore, make derivatives transactions more expensive.

These and other new rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or otherwise limiting liquidity. The implementation of the clearing requirement has increased the cost of derivatives transactions for the Funds, since the Funds have to pay fees to their clearing members and are typically required to post more margin for cleared derivatives than they historically posted for bilateral derivatives. The cost of derivatives transactions is expected to increase further as clearing members raise their fees to cover the cost of additional capital requirements and other regulatory changes applicable to the clearing members. These rules and regulations are new and evolving, and, therefore, their potential impact on the Funds and the financial system are not yet known. While the new rules and regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that they will achieve that result, and in the meantime, as noted above, central clearing and related requirements expose the Funds to new kinds of costs and risks.

Options. Some Funds are permitted to write options. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The market price of an option also may be adversely affected if the market for the option becomes less liquid. In addition, since an American-style option allows the holder to exercise its rights any time before the option’s expiration, the writer of an American-style option has no control over when it will be required to fulfill its obligations as a writer of the option. (The writer of a European-style option is not subject to this risk because the holder may only exercise the option on its expiration date.) If a Fund writes a call option and does not hold the underlying security or instrument, the Fund’s potential loss is theoretically unlimited.

National securities exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. A Fund, GMO, and other funds advised by GMO likely constitute such a group. When applicable, these limits restrict a Fund’s ability to purchase or write options on a particular security.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (i.e., options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While a Fund has greater flexibility to tailor an OTC option, OTC options generally expose a Fund to greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary market risks.

Special tax rules apply to a Fund’s transactions in options, which could increase the taxes payable by shareholders subject to U.S. income taxation. In particular, a Fund’s options transactions potentially could cause a substantial portion of the Fund’s distributions to be taxable at ordinary income tax rates. See the Funds’ Prospectus and Statement of Additional Information for more information.

Short Investment Exposure. Some Funds may sell securities or currencies short as part of their investment programs in an attempt to increase their returns or for hedging purposes. Short sales expose a Fund to the risk that it will be required to acquire, convert, or exchange a security or currency to replace the borrowed security or currency when the security or currency sold short has appreciated in value, thus resulting in a loss to the Fund. Purchasing a security or currency to close out a short position can itself cause the price of the security or currency to rise further, thereby exacerbating any losses. A Fund that sells short a security or currency it does not own typically pays borrowing fees to a broker and is required to pay the broker any dividends or interest it receives on a borrowed security.

A Fund also may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index.

Short sales of securities or currencies a Fund does not own and “short” derivative positions involve forms of investment leverage, and the amount of the Fund’s potential loss is theoretically unlimited. A Fund is subject to increased leveraging risk and other investment risks described in this “Investment and other risks” section to the extent it sells short securities or currencies it does not own or takes “short” derivative positions.

• FOCUSED INVESTMENT RISK. Funds with investments that are focused in a limited number of asset classes, sectors, industries, issuers, currencies, countries, or regions (or in sectors within a country or region) that are subject to the same or similar risk factors and funds with investments whose prices are closely correlated are subject to greater overall risk than funds with investments that are more diversified or whose prices are not as closely correlated.

A Fund that invests in the securities of a small number of issuers has greater exposure to adverse developments affecting those issuers and to a decline in the market price of those issuers’ securities than Funds investing in the securities of a larger number of issuers. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens and often react similarly to specific economic, market, political or other developments.

Similarly, Funds having a significant portion of their assets in investments tied economically (or related) to a particular geographic region, country or market (e.g., emerging markets), or to sectors within a region, country, or market (e.g., Russian oil) have more exposure to regional and country economic risks than funds making investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in the value of the currency of one country can spread to other countries. Furthermore, companies in a particular geographic region or country are vulnerable to events affecting other companies in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk.”

• FUND OF FUNDS RISK. Funds that invest in Underlying Funds (including underlying GMO Funds) are exposed to the risk that the Underlying Funds will not perform as expected. The Funds also are indirectly exposed to all of the risks to which the Underlying Funds are exposed.

Absent reimbursement, a Fund bears the fees and expenses of an Underlying Fund (including purchase premiums and redemption fees, if any) in which it invests, and may incur additional expenses when investing in an Underlying Fund. In addition, total Fund expenses will increase if a Fund makes a new or further investment in Underlying Funds with higher fees or expenses than the average fees and expenses of the Underlying Funds then in the Fund’s portfolio.

In addition, to the extent a Fund invests in shares of underlying GMO Funds, it is indirectly subject to Large Shareholder Risk when an underlying GMO Fund has large shareholders (e.g., other GMO Funds). See “Large Shareholder Risk.”

At any particular time, one Underlying Fund may be purchasing securities of an issuer whose securities are being sold by another Underlying Fund, resulting in a Fund that holds each Underlying Fund indirectly incurring the costs associated with the two transactions without changing its exposure to those securities.

Investments in exchange-traded funds (“ETFs”) involve the risk that an ETF’s performance may not track the performance of the index it is designed to track. In addition, ETFs often use derivatives to track the performance of an index, and, therefore, investments in those ETFs are subject to the same derivatives risks discussed in “Derivatives and Short Sales Risk.” ETFs are investment companies that typically hold a portfolio of securities designed to track the price, performance, and dividend yield of a particular securities market index (or sector of an index). As investment companies, ETFs incur their own management and other fees and expenses, such as trustee fees, operating expenses, registration fees, and marketing expenses, and a Fund that invests in ETFs will bear a proportionate share of such fees and expenses. As a result, an investment by a Fund in an ETF could lead to higher operating expenses and lower returns than if the Fund were to invest directly in the securities underlying the ETF.

A Fund’s investments in one or more Underlying Funds could affect the amount, timing and character of its distributions and could cause the Fund to recognize taxable income in excess of the cash generated by such investments, requiring the Fund in turn to liquidate investments at disadvantageous times to generate cash needed to make required distributions.

• FUTURES CONTRACTS RISK. The risk of loss to a Fund resulting from its use of futures contracts (or “futures”) is potentially unlimited. Futures markets are highly volatile, and the use of futures contracts may increase the volatility of the Fund’s net asset value. A Fund’s ability to establish and close out positions in futures contracts is subject to the development and maintenance of a liquid secondary market. A liquid secondary market may not exist for any particular futures contract at any particular time, and a Fund might be unable to effect closing transactions to terminate its exposure to the contract. In using futures contracts, a Fund relies on GMO’s ability to predict market and price movements correctly. The skills needed to use futures contracts successfully are different from those needed for traditional portfolio management. If a Fund uses futures contracts for hedging purposes, it runs the risk that changes in the prices of the contracts will not correlate perfectly with changes in the securities, index, or other asset underlying the contracts or movements in the prices of the Fund’s investments that are the subject of the hedge.

A Fund typically will be required to post margin with its futures commission merchant in connection with its positions in futures contracts. If the Fund has insufficient cash to meet margin requirements, the Fund may have to sell other investments at disadvantageous times. A Fund may be unable to reenter or may be delayed in recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse. For example, should the futures commission merchant become insolvent, a Fund may be unable to recover all (or any) of the margin it has deposited or realize the value of any increase in the price of its positions.

The Commodity Futures Trading Commission (the “CFTC”) and the various exchanges have established limits (referred to as “speculative position limits”) on the maximum net long or net short positions that any person and certain of its affiliated entities may hold or control in a particular futures contract. In addition, an exchange may impose trading limits on the number of contracts a person may trade on a particular day. An exchange may order the liquidation of positions found to be in violation of these limits, and it may impose sanctions or restrictions. In addition, the Dodd-Frank Wall Street Reform and Consumer Protection Act requires the CFTC to establish speculative position limits on listed futures and economically equivalent OTC derivatives, and those limits may adversely affect the market liquidity of those futures and derivatives. As a result of such limits, positions held by other GMO clients or by GMO or its affiliates may prevent GMO from taking positions on behalf of a Fund in a particular futures contract or OTC derivative.

Futures contracts traded on markets outside the United States generally are not subject to regulation by the CFTC or other U.S. regulators. U.S. regulators neither regulate the activities of a foreign exchange nor have the power to compel enforcement of the rules of a foreign exchange or the laws of the country where the exchange is located. Margin and other payments made by a Fund in foreign countries may not have the same protections as payments in the United States. In addition, foreign futures contracts may be less liquid and more volatile than U.S. contracts.

• ILLIQUIDITY RISK. Illiquidity risk is the risk that low trading volume, lack of a market maker, large position size, or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits, delays or prevents a Fund from selling particular securities or closing derivative positions at desirable prices. In addition to these risks, a Fund is exposed to illiquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). To the extent a Fund’s investments include asset-backed securities, distressed, defaulted or other low quality debt securities, emerging country debt or equity securities, securities of companies with smaller market capitalizations or smaller total float adjusted market capitalizations, or emerging market securities, it is subject to increased illiquidity risk. These types of investments can be difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. Illiquidity risk also may be greater in times of financial stress. For example, Inflation-Protected Securities issued by the U.S. Treasury (“TIPS”) have experienced periods of greatly reduced liquidity during disruptions in fixed income markets, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are more susceptible than other securities to price declines when market prices decline generally.

A Fund may buy securities or other investments that are less liquid than those in its benchmark. The more illiquid investments a Fund has, the greater the likelihood of its paying redemption proceeds in-kind.

Historically, the credit markets have experienced periods characterized by a significant lack of liquidity, and they may experience similar periods in the future. A lack of liquidity could require a Fund to sell securities to satisfy collateral posting requirements and meet redemptions, which could, in turn, create downward price pressure on the securities being sold.

A Fund’s ability to use options as part of its investment program depends on the liquidity of the options market. That market may not be liquid when a Fund seeks to close out an option position, and the hours of trading for options on an exchange may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the markets for those securities that are not immediately reflected in the options markets. If a Fund receives a redemption request and is unable to close out an option it has sold, the Fund may temporarily be leveraged in relation to its assets.

• LARGE SHAREHOLDER RISK. To the extent a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance by forcing the Fund to sell portfolio securities, potentially at disadvantageous prices, to raise the cash needed to satisfy the redemption request. In addition, the Funds and other accounts over which GMO has investment discretion that invest in the Funds are not limited in how often they may sell Fund shares. The Asset Allocation Funds and separate accounts managed by GMO for its clients hold substantial percentages of the outstanding shares of many Funds, and asset allocation decisions by GMO may result in substantial redemptions from (or investments in) those Funds. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments when it would not have otherwise done so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, have adverse tax consequences for Fund shareholders. Further, from time to time a Fund may trade in anticipation of a purchase or redemption order that ultimately is not received or differs in size from the actual order, leading to temporary underexposure or overexposure to the Fund’s intended investment program. In addition, redemptions and purchases of shares by a large shareholder or group of shareholders could limit the use of any capital loss carryforwards to offset future realized capital gains (if any) and other losses that would otherwise reduce distributable net investment income. In addition, large shareholders may limit or prevent a Fund’s use of equalization for U.S. federal tax purposes.

To the extent a Fund invests in other GMO Funds subject to large shareholder risk, the Fund is indirectly subject to this risk.

• LEVERAGING RISK. The use of traditional borrowing (including to meet redemption requests), reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e., a Fund’s investment exposures exceed its net asset value). Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives, similar to short sales, have the potential for unlimited loss, regardless of the size of the initial investment. Similarly, a Fund’s portfolio will be leveraged and can incur losses if the value of the Fund’s assets declines between the time a redemption request is received or deemed to be received by a Fund (which in some cases may be the business day prior to actual receipt of the transaction activity by the Fund) and the time at which the Fund liquidates assets to meet redemption requests. Such a decline in the value of a Fund’s assets is more likely in the case of Funds managed from GMO’s non-U.S. offices for which the time period between the NAV determination and corresponding liquidation of assets could be longer due to time zone differences and market schedules. In the case of redemptions representing a significant portion of a Fund’s portfolio, the leverage effects described above can be significant and could expose a Fund and non-redeeming shareholders to material losses.

A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

Some Funds are permitted to purchase securities on margin or to sell securities short, either of which creates leverage. To the extent the market prices of securities pledged to counterparties to secure a Fund’s margin account or short sale decline, the Fund may be required to deposit additional funds with the counterparty to avoid having the pledged securities liquidated to compensate for the decline.

• MANAGEMENT AND OPERATIONAL RISK. Each Fund is subject to management risk because it relies on GMO to achieve its investment objective. Each Fund runs the risk that GMO’s investment techniques will fail to produce desired results and may cause the Fund to incur significant losses. GMO also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times.

For many Funds, GMO uses quantitative models as part of its investment process. GMO’s models may not accurately predict future market movements, or characteristics. In addition, they are based on assumptions that can limit their effectiveness, and they rely on data that is subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Funds also run the risk that GMO’s assessment of an investment (including a security’s fundamental fair (or intrinsic) value) is wrong.

GMO relies on quantitative models in making investment decisions. The usefulness of GMO’s models may be diminished by the faulty incorporation of mathematical models into computer code, by reliance on proprietary and third-party technology that includes errors, omissions, bugs, or viruses, and by the retrieval of limited or imperfect data for processing by the model. These risks are present in the ordinary course of business and are more likely to occur when GMO is making changes to its models. Any of these risks could adversely affect a Fund’s performance.

There can be no assurance that key GMO personnel will continue to be employed by GMO. The loss of their services could have an adverse impact on GMO’s ability to achieve the Funds’ investment objectives.

The Funds also are subject to a risk of loss resulting from other services provided by GMO and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider. For example, trading delays or errors could prevent a Fund from benefiting from investment gains or avoiding losses. In addition, a service provider may be unable to provide a net asset value (“NAV”) for a Fund or share class on a timely basis. GMO is not contractually liable to the Funds for losses associated with operational risk absent its willful misfeasance, bad faith, gross negligence, or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have contractual limitations on their liability to the Funds for losses resulting from their errors.

The Funds and their service providers (including GMO) are susceptible to cyber-attacks and to technological malfunctions that may have effects similar to those of a cyber-attack. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and disrupting operations. Successful cyber-attacks against, or security breakdowns of, a Fund, GMO, a sub-adviser, or a custodian, transfer agent, or other service provider may adversely affect the Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, affect a Fund’s ability to calculate its net asset value, cause the release or misappropriation of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, and additional compliance costs. The Funds’ service providers regularly experience cyber-attacks and expect they will continue to do so. While GMO has established business continuity plans and systems designed to prevent, detect and respond to cyber-attacks, those plans and systems have inherent limitations. Similar types of cyber security risks also are present for issuers of securities in which the Funds invest, which could have material adverse consequences for those issuers and result in a decline in the market price of their securities. Furthermore, as a result of cyber-attacks, technological disruptions, malfunctions, or failures, an exchange or market may close or suspend trading in specific securities or the entire market, which could prevent the Funds from, among other things, buying or selling securities or accurately pricing their investments. The Funds cannot directly control cyber security plans and systems of their service providers, the Funds’ counterparties, issuers of securities in which the Funds invest, or securities markets and exchanges.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Funds are subject to the risk that geopolitical and other events (e.g., wars and terrorism) will disrupt securities markets and adversely affect global economies and markets, thereby reducing the value of the Funds’ investments. Sudden or significant changes in the supply or prices of commodities or in other economic inputs (e.g., the marked decline in oil prices that began in late 2014) may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies, or industries. Terrorism in the United States and around the world has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation or other fraudulent trading practices, which could disrupt their orderly functioning or reduce the prices of securities traded on them, including securities held by the Funds. Fraud and other deceptive practices committed by an issuer of securities held by a Fund undermine GMO’s due diligence efforts and, when discovered, will likely cause a steep decline in the market price of those securities and thus negatively affect the value of the Fund’s investments. In addition, when discovered, financial fraud may contribute to overall market volatility, which can negatively affect a Fund’s investment program as well as the rates or indices underlying a Fund’s investments.

While the U.S. government has always honored its credit obligations, a default by the U.S. government (as has been threatened in recent years) would be highly disruptive to the U.S. and global securities markets and could significantly reduce the value of the Funds’ investments. Similarly, political events within the United States have resulted, and may in the future result, in a shutdown of government services, which could adversely affect the U.S. economy, reduce the value of many Fund investments, and impair the operation of the U.S. or other securities markets. Uncertainty over the sovereign debt of several European Union countries, as well as uncertainty over the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted. In June 2016, the United Kingdom approved a referendum to leave the European Union (commonly known as “Brexit”) and in March 2017, the United Kingdom commenced the formal process of withdrawing from the European Union. Brexit has resulted in volatility in European and global markets and could have negative long-term impacts on financial markets in the United Kingdom and throughout Europe. Considerable uncertainty exists over the potential consequences and precise timeframe for Brexit, how it will be conducted, how negotiations of trade agreements will proceed, and how the financial markets will react, and as this process unfolds markets may be further disrupted. The consequences of the United Kingdom’s or another country’s exit from the European Union also could threaten the stability of the euro for remaining countries and could negatively affect the financial markets of other countries in the European region and beyond. War, terrorism, economic uncertainty, and related geopolitical events, such as sanctions, tariffs, the imposition of exchange controls or other cross-border trade barriers, have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the market price of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Investment and other risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs and achieving their investment objectives. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices, or to offer them on a more limited basis. To the extent a Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events in that region could have a disproportionate impact on the Fund.

• MARKET RISK. All of the Funds are subject to market risk, which is the risk that the market price of their holdings will decline. Market risks include:

Asset-Backed Securities — Investments in asset-backed securities not only are subject to all of the market risks described under “Market Risk — Fixed Income,” but to other market risks as well.

Asset-backed securities are often exposed to greater risk of severe credit downgrades, illiquidity, and defaults than many other types of fixed income investments. These risks become particularly acute during periods of adverse market conditions, such as those that occurred in 2008.

As described under “Market Risk — Fixed Income” the market price of asset-backed securities, like that of other fixed income investments with complex structures, can decline for a variety of reasons, including market uncertainty about their credit quality and the reliability of their payment streams. Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flow generated by the assets backing the securities, as well as the deal structure (e.g., the amount of underlying assets or other support available to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support and the credit quality of the credit-support provider, if any, and the performance of other service providers with access to the payment stream. A problem in any of these factors can lead to a reduction in the payment stream GMO expected a Fund to receive when the Fund purchased the asset-backed security. Principal repayments of asset-backed securities are at risk if obligors of the underlying obligations default and the value of the defaulted obligations exceeds whatever credit support the securities have. Asset-backed securities backed by sub-prime mortgage loans, in particular, expose a Fund to potentially greater declines in value due to defaults because sub-prime mortgage loans are typically made to less creditworthy borrowers and thus have a higher risk of default than conventional mortgage loans. The issuance of asset-backed securities) also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. As of the date of this report, many asset-backed securities owned by the Funds that were once rated investment grade are now rated below investment grade. See “Credit Risk” for more information about credit risk.

When worldwide economic and liquidity conditions deteriorated in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness of those securities (and underlying assets) caused credit spreads (the difference between yields on asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many asset-backed (as well as others) fixed income securities. These events reduced liquidity and contributed to substantial declines in the market prices of asset-backed (and other) fixed income securities and may occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

The market price of an asset-backed security depends in part on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of documentation for underlying assets also can affect the rights of holders of those underlying assets. The insolvency of a servicer is likely to result in a decline in the market price of the securities it is servicing, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the asset-backed security. When interest rates rise, the obligations underlying asset-backed securities may be repaid more slowly than anticipated, and the market price of those securities may decrease.

The existence of insurance on an asset-backed security does not guarantee that the principal and interest will be paid because the insurer could default on its obligations.

The risk of investing in asset-backed securities has increased since 2008 because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated. See “Focused Investment Risk” for more information about risks of investing in correlated sectors. A single financial institution may serve as a servicer for many asset-backed securities. As a result, a disruption in that institution’s business may have a material impact on the many asset-backed securities it services. The risks associated with asset-backed securities are particularly pronounced for Opportunistic Income Fund, which has invested a substantial portion of its assets in asset-backed securities, and for the Funds that have invested a substantial portion of their assets in Opportunistic Income Fund.

Equities — Funds that invest in equities run the risk that the market price of an equity will decline. That decline may be attributable to factors affecting the issuer, such as poor performance by the issuer’s management or reduced demand for its goods or services, or to factors affecting a particular industry, such as a decline in demand, labor or raw material shortages, or increased production costs. A decline also may result from general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market prices of equities are volatile and can decline in a rapid or unpredictable manner. If a Fund purchases an equity for what GMO believes is less than its fundamental fair (or intrinsic) value, the Fund runs the risk that the market price of the equity will not appreciate or will decline due to GMO’s incorrect assessment. The market prices of equities trading at high multiples of current earnings often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples.

Fixed Income — Funds that invest in fixed income investments (including bonds, notes, bills, synthetic debt instruments, and asset-backed securities) are subject to various market risks. The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity due to market uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market price of fixed income investments with complex structures, such as asset-backed securities and sovereign and quasi-sovereign debt instruments, can decline due to uncertainty about their credit quality and the reliability of their payment streams. Some fixed income investments also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the fixed income investment. When interest rates rise, fixed income investments also may be repaid more slowly than anticipated, causing a decrease in their market price. During periods of economic uncertainty and change, the market price of a Fund’s investments in below investment grade investments (commonly referred to as “junk bonds”) may be particularly volatile. Often below investment grade investments are subject to greater sensitivity to interest rate and economic changes than higher rated investments and can be more difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. See “Credit Risk” and “Illiquidity Risk” for more information about these risks.

A risk run by each Fund with significant investment in fixed income investments is that an increase in prevailing interest rates will cause the market price of those securities to decline. The risk associated with increases in interest rates (also called “interest rate risk”) is generally greater for Funds investing in fixed income investments with longer durations. In addition, in managing some Funds, GMO may seek to evaluate potential investments in part by considering the volatility of interest rates. The value of a Fund’s investments may be significantly reduced if GMO’s assessment proves incorrect.

The extent to which the market price of a fixed income investment changes with changes in interest rates is referred to as interest rate duration, which can be measured mathematically or empirically. A longer-maturity investment generally has longer interest rate duration because its fixed rate is locked in for a longer period of time. Floating-rate or adjustable-rate investments generally have shorter interest rate durations because their interest rates are not fixed but rather float up and down as interest rates change. Conversely, inverse floating-rate investments have durations that move in the opposite direction from short-term interest rates and thus tend to underperform fixed rate investments when interest rates rise but outperform them when interest rates decline. Fixed income investments paying no interest, such as zero coupon and principal-only securities, are subject to additional interest rate risk.

The market price of inflation-indexed bonds (including TIPS) typically declines during periods of rising real interest rates (i.e., nominal interest rate minus inflation) and increases during periods of declining real interest rates. In some interest rate environments, such as when real interest rates are rising faster than nominal interest rates, the market price of inflation-indexed bonds may decline more than the price of non-inflation-indexed (or nominal) fixed income bonds with similar maturities.

Generally, when interest rates on short term U.S. Treasury obligations equal or approach zero, a Fund that invests a substantial portion of its assets in U.S. Treasury obligations, such as U.S. Treasury Fund, will have a negative return unless GMO waives or reduces its management fees.

Fixed income securities denominated in foreign currencies also are subject to currency risk. See “Currency Risk.”

In response to government intervention, economic or market developments, or other factors, markets for fixed income investments may experience periods of high volatility, reduced liquidity or both. During those periods, a Fund could have unusually high shareholder redemptions, requiring it to generate cash by selling portfolio assets when it would otherwise not do so, including at unfavorable prices. Fixed income investments may be difficult to value during such periods. In recent years, central banks and governmental financial regulators, including the U.S. Federal Reserve, have kept interest rates historically low by purchasing bonds. However, the U.S. Federal Reserve recently has increased interest rates and continued economic recovery and the Federal Reserve’s conclusion of its quantitative easing program increase the likelihood that interest rates will increase in the United States and throughout the financial system. A substantial increase in interest rates could have an adverse effect on prices for fixed income investments and on the performance of the Funds. Other actions by central banks or regulators (such as intervention in foreign currency markets or currency controls) also could have a material adverse effect on the Funds.

• NON-DIVERSIFIED FUNDS. All of the Funds (except U.S. Treasury Fund) are not “diversified” investment companies within the meaning of the 1940 Act. This means they are allowed to invest in the securities of relatively few issuers. As a result, they may be subject to greater credit, market and other risks than if their investments were more diversified, and poor performance by a single investment may have a greater impact on their performance.

In addition, each of the Funds (other than U.S. Treasury Fund) may invest in shares of one or more other GMO Funds that are not diversified investment companies within the meaning of the 1940 Act.

• NON-U.S. INVESTMENT RISK. Funds that invest in non-U.S. securities are subject to more risks than Funds that invest only in U.S. securities. Many non-U.S. securities markets include securities of only a small number of companies in a small number of industries. As a result, the market prices of securities traded on those markets often fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. Transactions in non-U.S. securities generally involve higher commission rates, transfer taxes, and custodial costs. In addition, some countries limit a Fund’s ability to profit from short-term trading (as defined in that country).

A Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. A Fund may seek a refund of taxes paid, but its efforts may not be successful, in which case the Fund will have incurred additional expenses for no benefit. In addition, a Fund’s pursuit of a tax refund may subject it to administrative and judicial proceedings in the country where it is seeking the refund. A Fund’s decision to seek a refund is in its sole discretion, and, particularly in light of the cost involved, it may decide not to seek a refund, even if it is entitled to one. The outcome of a Fund’s efforts to obtain a refund is inherently unpredictable. Accordingly, a refund is not typically reflected in a Fund’s net asset value until it is received or until GMO is confident that it will be received. In some cases, the amount of a refund could be material to a Fund’s net asset value. Generally, absent a determination that a refund is collectible and free from significant contingencies, a refund is not reflected in a Fund’s net asset value. See “Taxes, Non-U.S. Taxes” in the GMO Trust Statement of Additional Information for additional information.

Investing in non-U.S. securities also exposes a Fund to the risk of nationalization, expropriation, or confiscatory taxation of assets of their issuers, government involvement in every country, including the U.S., or in the affairs of specific companies or industries (including wholly or partially state-owned enterprises), adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments, including the imposition of economic sanctions.

In some non-U.S. securities markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. securities markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the United States. Fluctuations in currency exchange rates also affect the market prices of a Fund’s non-U.S. securities (see “Currency Risk”).

The Funds need a license to invest directly in securities traded in many non-U.S. securities markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license to invest in a particular market is terminated or suspended, to obtain exposure to that market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of GMO’s clients may preclude a Fund from obtaining a similar license. In addition, the activities of a GMO client could cause the suspension or revocation of a Fund’s license.

Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of issuer assets; greater governmental involvement in the economy or in the affairs of specific companies or industries (including wholly or partially state-owned enterprises); less governmental supervision and regulation of securities markets and participants in those markets; controls on investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; less rigorous auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and settlement; difficulties in obtaining and enforcing legal judgments; and significantly smaller market capitalizations of issuers. In addition, the economies of emerging countries may depend predominantly on only a few industries or revenues from particular commodities and often are more volatile than the economies of developed countries.

• SMALL COMPANY RISK. Companies with smaller market capitalizations tend to have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers and depend on fewer key employees than larger companies. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. Market risk and illiquidity risk are particularly pronounced for the securities of these companies.

Temporary Defensive Positions. Temporary defensive positions are positions that are inconsistent with a Fund’s principal investment strategies and are taken in response to adverse market, economic, political or other conditions.

The Funds (other than Emerging Country Debt Fund, High Yield Fund and U.S. Treasury Fund) may take temporary defensive positions if deemed prudent by GMO. Many of the Funds have previously taken temporary defensive positions.

To the extent a Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices that are used to increase, decrease or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Funds may use derivatives to gain long investment exposure to securities or other assets. In particular, the Funds may use swaps, options, or other derivatives on an index, an ETF, a single security, or a basket of securities to gain investment exposures (e.g., by selling protection under a credit default swap). The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). For example, a Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer or may use a bond futures contract to short the bond market of a particular country. A Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency. The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices, ETFs, and currencies without actually having to sell existing investments or make new direct investments. For instance, GMO may alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the

Fund’s exposure to the credit of an issuer through the debt instrument but adjust the Fund’s interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed versus variable rates and shorter duration versus longer duration exposure. In adjusting its investment exposures, a Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

Each of the Funds is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of their derivative positions, the Funds will typically have (or may have, in the case of Opportunistic Income Fund and U.S. Treasury Fund) gross investment exposures in excess of their net assets (i.e., the Funds will be (or may be, in the case of U.S. Treasury Fund) leveraged) and therefore are subject to heightened risk of loss. Each Fund’s (other than U.S. Treasury Fund) performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

Certain derivatives transactions that may be used by the Funds, including certain interest rate swaps and certain credit default index swaps, are required to be transacted through a central clearing organization. The Funds hold cleared derivatives transactions, if any, through clearing members, who are members of derivatives clearing houses. Certain other derivatives, including futures and certain options, are transacted on exchanges. The Funds hold exchange-traded derivatives through clearing brokers that are typically members of the exchanges. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing brokers generally can require termination of existing cleared or exchange-traded derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses and exchanges also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of a Fund to pursue its investment strategy. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

For Funds that held derivatives during the period ended November 30, 2018, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Asset Allocation Bond Fund	Core Plus Bond Fund	Emerging Country Debt Fund	High Yield Fund	Opportunistic Income Fund
Forward currency contracts
Adjust currency exchange rate risk	X	X	X	X	X
Adjust exposure to foreign currencies	X	X	X	X
Futures contracts
Adjust interest rate exposure		X		X	X
Maintain the diversity and liquidity of the portfolio		X		X	X
Options (Purchased)
Adjust interest rate exposure					X
Achieve exposure to a reference entity’s credit					X
Provide a measure of protection against default loss					X
Options (Written)
Achieve exposure to a reference entity’s credit					X
Adjust interest rate exposure					X
Provide a measure of protection against default loss					X
Options (Credit linked)
Achieve exposure to a reference entity’s credit			X

Type of Derivative and Objective for Use	Asset Allocation Bond Fund	Core Plus Bond Fund	Emerging Country Debt Fund	High Yield Fund	Opportunistic Income Fund
Swap contracts
Achieve exposure to a reference entity’s credit			X	X	X
Adjust exposure to certain markets					X
Adjust interest rate exposure	X	X	X		X
Provide a measure of protection against default loss			X	X	X
Provide exposure to the Fund’s benchmark		X		X
Adjust exposure to foreign currencies			X
Rights and/or warrants
Achieve exposure to a reference commodity/economic statistic			X

Forward currency contracts

The Funds (except U.S. Treasury Fund) may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market price of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked-to-market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was settled.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. Forward currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. “Quanto” options are cash-settled options in which the underlying asset (often an index) is denominated in a currency other than the currency in which the option is settled. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. That premium, if any, which is disclosed in the Schedule of Investments, is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed.

In a credit linked option contract, one party makes payments to another party in exchange for the option to exercise a contract where the buyer has the right to receive a specified return if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities and a specified decrease in the value of the related collateral occurs. A writer of a credit linked option receives periodic payments in return for its obligation to pay an agreed-upon value to the other party if they exercise their option in the case of a credit event. If no credit event occurs, the seller has no payment obligation and will keep the premiums received.

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. The Funds value OTC options using industry models and inputs provided by primary pricing sources.

Swap contracts

The Funds may directly or indirectly use various swap contracts, including, without limitation, swaps on securities and securities indices, total return swaps, interest rate swaps, basis swaps, currency swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps, municipal swaps, dividend swaps, volatility swaps, correlation swaps and other types of available swaps. A swap contract is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap contract and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap contract are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses. A liquidation payment received or made at the termination of the swap contract is recorded as realized gain or loss. The periodic frequency of payments received may differ from periodic payment frequencies made and their frequencies could be monthly, quarterly, semiannually, annually or at maturity.

Interest rate swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal). Basis swaps are interest rate swaps that involve the exchange of two floating interest rate payments and may involve the exchange of two different currencies.

Inflation swaps involve the exchange of a floating rate linked to an index for a fixed rate interest payment with respect to a notional amount or principal.

Total return swap contracts involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or futures contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap contract, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap contracts on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap contracts on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Correlation swaps involve receiving a stream of payments based on the actual average correlation between or among the price movements of two or more underlying variables over a period of time, in exchange for making a regular stream of payments based on a fixed “strike” correlation level (or vice versa), where both payment streams are based on a notional amount. The underlying variables may include, without limitation, commodity prices, exchange rates, interest rates and stock indices.

Variance swap contracts involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Generally, the Funds price their OTC swap contracts daily using industry standard models that may incorporate quotations from market makers or pricing vendors and record the change in value, if any, as unrealized gain or loss. Gains or losses are realized upon the termination of the swap contracts or reset dates, as appropriate. Cleared swap contracts are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared swap contract is not available by the time that a Fund calculates its net asset value on any business day, then that swap contract will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house.

The values assigned to swap contracts may differ significantly from the values realized upon termination, and the differences could be material. Entering into swap contracts involves counterparty credit, legal, and documentation risk that is generally not reflected in the value assigned to the swap contract. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the section entitled “Options” above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the valuations of derivative instruments categorized by risk exposure as of November 30, 2018:

The risks referenced in the tables below are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Asset Allocation Bond Fund
Asset Derivatives
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$873,977	$—	$—	$873,977
Swap Contracts, at value	—	—	—	1,714,758	—	1,714,758

Total	$—	$—	$873,977	$1,714,758	$—	$2,588,735

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(1,230,780)	$—	$—	$(1,230,780)
Swap Contracts, at value	—	—	—	(1,222,270)	—	(1,222,270)

Total	$—	$—	$(1,230,780)	$(1,222,270)	$—	$(2,453,050)

Core Plus Bond Fund
Asset Derivatives
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$3,894,261	$—	$—	$3,894,261
Unrealized Appreciation on Futures Contracts	—	—	—	228,382	—	228,382
Swap Contracts, at value	—	—	—	4,117,377	—	4,117,377

Total	$—	$—	$3,894,261	$4,345,759	$—	$8,240,020

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(2,930,622)	$—	$—	$(2,930,622)
Swap Contracts, at value	—	—	—	(2,799,875)	—	(2,799,875)

Total	$—	$—	$(2,930,622)	$(2,799,875)	$—	$(5,730,497)

Emerging Country Debt Fund
Asset Derivatives
Investments, at value (rights and/or warrants)	$—	$—	$—	$—	$24,819,032	$24,819,032
Unrealized Appreciation on Forward Currency Contracts	—	—	280,760	—	—	280,760
Options, at value	223,687	—	—	—	—	223,687
Swap Contracts, at value	16,516,759	—	—	5,749,155	—	22,265,914

Total	$16,740,446	$—	$280,760	$5,749,155	$24,819,032	$47,589,393

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(50,916)	$—	$—	$(50,916)
Options, at value	(2,218,091)	—	—	—	—	(2,218,091)
Swap Contracts, at value	(16,582,204)	—	—	(679,465)	—	(17,261,669)

Total	$(18,800,295)	$—	$(50,916)	$(679,465)	$—	$(19,530,676)

High Yield Fund
Asset Derivatives
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$661,765	$—	$—	$661,765
Unrealized Appreciation on Futures Contracts	—	—	—	127,520	—	127,520
Swap Contracts, at value	3,709,583	—	—	49,681	—	3,759,264

Total	$3,709,583	$—	$661,765	$177,201	$—	$4,548,549

Liability Derivatives
Unrealized Depreciation on Futures Contracts	$—	$—	$—	$(26,133)	$—	$(26,133)
Swap Contracts, at value	—	—	—	(1,064,430)	—	(1,064,430)

Total	$—	$—	$—	$(1,090,563)	$—	$(1,090,563)

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Opportunistic Income Fund
Asset Derivatives
Unrealized Appreciation on Futures Contracts	$—	$—	$—	$510,504	$—	$510,504
Swap Contracts, at value	32,137,503	—	—	3,596,055	—	35,733,558

Total	$32,137,503	$—	$—	$4,106,559	$—	$36,244,062

Liability Derivatives
Unrealized Depreciation on Futures Contracts	$—	$—	$—	$(8,109)	$—	$(8,109)
Swap Contracts, at value	(6,516,127)	—	—	—	—	(6,516,127)

Total	$(6,516,127)	$—	$—	$(8,109)	$—	$(6,524,236)

Subsequent events

In November 2018, the Board of Trustees of GMO Trust approved a stock split for U.S. Treasury Fund of approximately five new shares for every one current share. The splits were effective for shareholders of record after the close of the NYSE on December 4, 2018. Transactions in shares were effected at the relevant class’s post-split price starting December 6, 2018. The ticker symbols and cusips for the share class did not change.

For additional information regarding the Funds, please see the Funds’ most recent annual or semiannual shareholder report available on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Climate Change Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 93.0%

	Argentina — 1.0%

150,753	Adecoagro SA *	1,052,257

	Australia — 2.0%

126,816	OZ Minerals Ltd	806,267

53,371	Quintis Ltd * (a)	—

226,557	Sandfire Resources NL	1,064,782

59,710	Tassal Group Ltd	183,645

	Total Australia	2,054,694

	Brazil — 2.4%

129,600	Cosan SA	1,155,126

61,100	Duratex SA	193,446

179,300	Sao Martinho SA	836,245

28,400	SLC Agricola SA	341,009

	Total Brazil	2,525,826

	Canada — 1.6%

34,463	Canadian Solar Inc *	582,425

20,862	Nutrien Ltd	1,074,621

	Total Canada	1,657,046

	China — 3.8%

752,000	Chaowei Power Holdings Ltd	355,691

790,000	China Datang Corp Renewable Power Co Ltd – Class H	99,232

758,000	China High Speed Transmission Equipment Group Co Ltd	892,944

1,283,000	China Singyes Solar Technologies Holdings Ltd (a)	35,256

849,000	China Suntien Green Energy Corp Ltd – Class H	233,907

5,800	Hollysys Automation Technologies Ltd	114,898

1,146,000	Huaneng Renewables Corp Ltd – Class H	362,188

564,000	Tianneng Power International Ltd	516,536

596,000	Wasion Holdings Ltd	315,473

845,200	Xinjiang Goldwind Science & Technology Co Ltd – Class H	840,857

120,814	Zhengzhou Yutong Bus Co Ltd – Class A	196,789

	Total China	3,963,771

	Denmark — 4.5%

62,628	Vestas Wind Systems A/S	4,681,533

	Finland — 0.2%

17,219	Kemira Oyj	198,492

	France — 7.8%

16,917	Albioma SA	321,401

82,823	Electricite de France SA	1,366,511

16,183	Nexans SA	512,338

14,245	Schneider Electric SE	1,038,327

93,146	Suez	1,387,746

45,096	Valeo SA	1,286,921

Shares	Description	Value ($)

	France — continued

66,114	Veolia Environnement SA	1,408,813

13,160	Vilmorin & Cie SA	868,945

	Total France	8,191,002

	Germany — 3.6%

12,332	CENTROTEC Sustainable AG	153,793

53,017	E.ON SE	541,942

20,600	K+S AG (Registered)	363,120

39,174	Nordex SE *	386,038

109,374	PNE AG	312,722

17,373	Siemens AG (Registered)	2,021,785

	Total Germany	3,779,400

	India — 0.1%

135,024	Rashtriya Chemicals & Fertilizers Ltd	112,959

	Israel — 1.3%

234,352	Israel Chemicals Ltd	1,375,136

	Italy — 2.1%

10,614	CNH Industrial NV	104,017

255,671	Enel SPA	1,390,864

13,291	Prysmian SPA	243,714

73,798	Terna Rete Elettrica Nazionale SPA	413,613

	Total Italy	2,152,208

	Japan — 8.5%

5,500	Central Japan Railway Co	1,132,522

1,000	Daikin Industries Ltd	111,505

8,400	East Japan Railway Co	764,192

31,000	Ebara Corp	805,437

30,500	GS Yuasa Corp	706,660

134,400	Hitachi Zosen Corp	461,862

28,300	Kubota Corp	484,245

9,600	Kurita Water Industries Ltd	258,062

4,800	METAWATER Co Ltd	134,719

42,900	Osaki Electric Co Ltd	308,203

122,200	Panasonic Corp	1,260,969

44,300	Sumitomo Forestry Co Ltd	654,744

43,000	Takuma Co Ltd	606,355

8,300	Tsukishima Kikai Co Ltd	97,194

9,600	West Japan Railway Co	670,085

25,800	Yokogawa Electric Corp	475,918

	Total Japan	8,932,672

	Malaysia — 0.1%

356,500	George Kent Malaysia BHD	85,649

	Netherlands — 0.8%

36,933	Arcadis NV	465,786

25,629	SIF Holding NV	378,281

	Total Netherlands	844,067

GMO Climate Change Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Norway — 5.5%

139,402	Austevoll Seafood ASA	1,931,611

13,035	Bakkafrost P/F	669,544

42,949	Grieg Seafood ASA	566,981

27,733	Marine Harvest ASA	651,076

7,483	Norway Royal Salmon ASA	172,354

19,116	Salmar ASA	1,081,106

15,783	Yara International ASA	635,795

	Total Norway	5,708,467

	Pakistan — 0.8%

582,000	Engro Fertilizers Ltd	325,275

567,500	Fauji Fertilizer Co Ltd	410,146

20,840	Millat Tractors Ltd.	148,787

	Total Pakistan	884,208

	Poland — 1.9%

86,080	KGHM Polska Miedz SA *	2,041,263

	Portugal — 0.9%

270,053	EDP – Energias de Portugal SA	944,758

	Russia — 5.3%

164,963	MMC Norilsk Nickel PJSC ADR	3,120,605

81,550	PhosAgro PJSC GDR (Registered)	1,091,181

124,517	Ros Agro Plc GDR (Registered)	1,362,646

	Total Russia	5,574,432

	South Africa — 0.1%

14,576	Tongaat Hulett Ltd	71,708

	South Korea — 1.3%

4,473	LG Chem Ltd	1,382,592

	Spain — 3.3%

7,274	Acciona SA	669,245

41,474	Endesa SA	926,598

31,858	Fomento de Construcciones y Contratas SA *	448,015

184,782	Iberdrola SA	1,382,322

	Total Spain	3,426,180

	Sweden — 0.7%

11,879	Holmen AB- B Shares	250,565

55,646	Svenska Cellulosa AB SCA – Class B	448,593

	Total Sweden	699,158

	Switzerland — 0.2%

260	Gurit Holding AG	256,731

	Taiwan — 0.2%

49,000	Delta Electronics Inc	207,598

	Thailand — 0.1%

193,300	SPCG Pcl	115,375

Shares	Description	Value ($)

	Ukraine — 0.9%

70,158	Kernel Holding SA	989,692

	United Kingdom — 3.3%

96,499	Antofagasta Plc	990,266

29,650	Go-Ahead Group Plc	652,152

74,631	National Grid Plc	796,686

103,907	Polypipe Group Plc	454,156

262,142	Stagecoach Group Plc	525,045

	Total United Kingdom	3,418,305

	United States — 28.7%

4,900	AGCO Corp.	292,432

33,700	Albemarle Corp.	3,245,984

42,500	BorgWarner, Inc.	1,682,150

21,400	Darling Ingredients, Inc. *	468,232

2,500	Deere & Co.	387,200

16,400	Delphi Technologies Plc	280,276

15,800	Eaton Corp Plc	1,215,652

10,100	EnerSys	882,437

31,200	Exelon Corp.	1,447,368

88,300	First Solar, Inc. *	3,924,935

459,251	Freeport-McMoRan, Inc.	5,483,457

11,800	FutureFuel Corp.	203,786

1,500	Ingersoll-Rand Plc	155,280

7,100	Johnson Controls International Plc	246,938

11,900	Mosaic Co. (The)	428,400

16,200	Owens Corning	844,830

33,400	PG&E Corp.*	881,092

2,228	PotlatchDeltic Corp. (REIT)	82,659

3,000	Rayonier, Inc. (REIT)	94,890

25,100	Renewable Energy Group, Inc. *	676,445

2,900	REX American Resources Corp. *	201,811

8,100	Rexnord Corp. *	229,311

24,300	Shiloh Industries, Inc. *	193,671

157,300	SolarEdge Technologies, Inc. *	6,123,689

5,000	TE Connectivity Ltd.	384,650

	Total United States	30,057,575

	TOTAL COMMON STOCKS (COST $104,369,739)	97,384,754

	PREFERRED STOCKS (b) — 4.4%

	Chile — 4.4%

104,200	Sociedad Quimica y Minera de Chile SA Sponsored ADR	4,584,800

	TOTAL PREFERRED STOCKS (COST $5,009,244)	4,584,800

	MUTUAL FUNDS — 2.5%

	Affiliated Issuers — 2.5%

106,351	GMO U.S. Treasury Fund	2,656,648

	TOTAL MUTUAL FUNDS (COST $2,656,648)	2,656,648

GMO Climate Change Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.2%

	Money Market Funds — 0.2%

274,949	State Street Institutional Treasury Money Market Fund – Premier Class, 2.19% (c)	274,949

	TOTAL SHORT-TERM INVESTMENTS (COST $274,949)	274,949

	TOTAL INVESTMENTS — 100.1% (Cost $112,310,580)	104,901,151

	Other Assets and Liabilities (net) — (0.1%)	(144,837)

	TOTAL NET ASSETS — 100.0%	$104,756,314

Notes to Schedule of Investments:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

PJSC - Private Joint-Stock Company

REIT - Real Estate Investment Trust

*	Non-income producing security.

(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(b)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(c)	The rate disclosed is the 7 day net yield as of November 30, 2018.

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 70.5%

	Brazil — 2.4%

2,734,139	Banco BTG Pactual SA	15,660,882

1,094,100	Localiza Rent a Car SA	7,620,414

2,892,800	Rumo SA *	13,054,724

	Total Brazil	36,336,020

	China — 20.4%

526,476	Alibaba Group Holding Ltd Sponsored ADR *	84,688,929

65,468,004	China Construction Bank Corp – Class H	55,896,865

3,147,500	China Mobile Ltd	31,375,064

45,995,000	Industrial & Commercial Bank of China Ltd – Class H	32,850,536

51,394	Kweichow Moutai Co Ltd – Class A	4,200,764

116,020	New Oriental Education & Technology Group Inc Sponsored ADR *	6,631,703

3,945,905	Ping An Insurance Group Co of China Ltd – Class H	38,454,681

1,277,484	Tencent Holdings Ltd	51,072,059

	Total China	305,170,601

	France — 1.2%

74,702	L’Oreal SA	17,627,040

	Hong Kong — 1.3%

2,378,641	AIA Group Ltd	19,541,447

	India — 12.8%

1,335,735	Action Construction Equipment Ltd	1,761,217

499,595	Amber Enterprises India Ltd * (a) (b)	6,627,901

468,064	Asian Granito India Ltd	1,371,131

235,386	Asian Paints Ltd	4,555,623

74,842	Bajaj Finserv Ltd	6,459,659

439,986	Bombay Burmah Trading Co	8,722,084

1,201,247	CMI Ltd (c)	2,215,477

10,683,040	Gayatri Highways Ltd *	183,177

11,052,457	Gayatri Projects Ltd * (c)	27,754,635

1,193,104	HDFC Bank Ltd	36,340,387

75,600	HDFC Bank Ltd ADR	7,667,352

306,199	Hindustan Unilever Ltd	7,807,824

9,175,815	ICICI Bank Ltd	46,967,347

596,100	ICICI Bank Ltd Sponsored ADR	6,062,337

471,812	Kotak Mahindra Bank Ltd	8,365,598

304,339	Mahindra & Mahindra Financial Services Ltd	1,952,501

31,865	Maruti Suzuki India Ltd	3,501,281

3,821,923	MEP Infrastructure Developers Ltd	2,284,935

1,503,690	Sangam India Ltd	1,650,219

1,040,279	Srikalahasthi Pipes Ltd	3,061,521

136,926	TCNS Clothing Co Ltd *	1,330,312

404,515	Titan Co Ltd	5,411,968

	Total India	192,054,486

Shares	Description	Value ($)

	Indonesia — 1.4%

6,386,264	Bank Central Asia Tbk PT	11,650,412

32,778,700	Telekomunikasi Indonesia Persero Tbk PT	8,482,319

	Total Indonesia	20,132,731

	Japan — 0.3%

41,800	Daikin Industries Ltd	4,660,909

	Malaysia — 0.2%

521,800	Public Bank Bhd	3,112,609

	Mexico — 0.3%

248,300	Fomento Economico Mexicano SAB de CV	2,151,578

473,807	Grupo Financiero Banorte SAB de CV – Class O	2,171,894

	Total Mexico	4,323,472

	Peru — 0.6%

40,482	Credicorp Ltd	8,877,298

	Philippines — 2.3%

4,985,112	Bank of the Philippine Islands	8,950,878

4,860,242	BDO Unibank Inc	12,092,341

16,678,940	Puregold Price Club Inc	13,559,133

	Total Philippines	34,602,352

	Russia — 0.3%

332,779	Sberbank of Russia Sponsored ADR	3,968,955

	South Africa — 2.2%

2,095,891	FirstRand Ltd	10,082,306

116,160	Naspers Ltd – N Shares	23,156,854

	Total South Africa	33,239,160

	South Korea — 0.8%

339,793	Shinhan Financial Group Co Ltd	12,536,942

	Switzerland — 4.6%

3,925	Givaudan SA (Registered)	9,690,602

694,592	Nestle SA (Registered)	59,257,726

	Total Switzerland	68,948,328

	Taiwan — 5.2%

7,968,000	Cathay Financial Holding Co Ltd	12,609,172

2,602,000	Chunghwa Telecom Co Ltd	9,059,539

20,957,000	CTBC Financial Holding Co Ltd	13,961,010

10,976,245	E.Sun Financial Holding Co Ltd	7,430,180

5,354,000	Far EasTone Telecommunications Co Ltd	12,620,898

6,294,000	Fubon Financial Holding Co Ltd	10,003,297

9,281,000	Mega Financial Holding Co Ltd	7,733,750

1,921,366	Uni-President Enterprises Corp	4,520,187

	Total Taiwan	77,938,033

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Thailand — 6.3%

1,851,700	Advanced Info Service Pcl (Foreign Registered)	10,082,242

919,400	Bangkok Bank Pcl NVDR	5,826,157

2,484,000	Central Pattana Pcl (Foreign Registered)	5,733,297

1,960,800	CPN Retail Growth Leasehold REIT (Foreign Registered)	1,550,848

2,089,300	Electricity Generating Pcl (Foreign Registered)	15,263,308

4,731,600	Glow Energy Pcl (Foreign Registered)	12,526,055

81,031,624	Land & Houses Pcl (Foreign Registered)	24,967,956

67,814,862	Quality Houses Pcl (Foreign Registered)	6,115,303

3,924,812	Tisco Financial Group Pcl (Foreign Registered)	9,566,915

2,968,323	Workpoint Entertainment Pcl (Foreign Registered)	2,598,921

	Total Thailand	94,231,002

	Turkey — 1.9%

6,759,534	Akbank Turk AS	9,948,412

11,343,011	Turkiye Garanti Bankasi AS	17,972,673

	Total Turkey	27,921,085

	United Arab Emirates — 0.3%

1,181,723	First Abu Dhabi Bank PJSC	4,381,275

	United Kingdom — 5.1%

1,403,201	Unilever Plc	76,045,378

	United States — 0.6%

145,566	Colgate-Palmolive Co.	9,246,352

	TOTAL COMMON STOCKS (COST $1,092,402,446)	1,054,895,475

	PREFERRED STOCKS (d) — 2.4%

	Brazil — 2.4%

822,400	Banco Bradesco SA	8,184,893

1,377,600	Cia Energetica de Minas Gerais	4,527,876

2,427,450	Itau Unibanco Holding SA	22,615,163

	Total Brazil	35,327,932

	TOTAL PREFERRED STOCKS (COST $37,752,459)	35,327,932

	INVESTMENT FUNDS — 21.8%

	Brazil — 1.2%

440,708	iShares MSCI Brazil Capped ETF	17,540,178

	China — 7.8%

3,901,400	Hang Seng Investment Index Funds Series—Hang Seng CEI ETF	53,770,854

1,502,800	iShares China Large-Cap ETF	63,147,656

	Total China	116,918,510

Shares / Par Value†	Description	Value ($)

	Russia — 0.8%

598,500	VanEck Vectors Russia ETF	12,239,325

	Thailand — 2.4%

80,389,901	Digital Telecommunication Infrastructure Fund	35,669,672

	United States — 9.6%

2,274,947	iShares MSCI Emerging Markets ETF	93,454,823

1,011,171	iShares Core MSCI Emerging Markets ETF	50,022,629

	Total United States	143,477,452

	TOTAL INVESTMENT FUNDS (COST $327,746,474)	325,845,137

	DEBT OBLIGATIONS — 1.8%

	Mexico — 1.1%

17,258,000	Cemex SAB de CV, Reg S, 5.70%, due 01/11/25	16,349,798

	United States — 0.7%

10,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 2.43%, due 07/31/20 (e)	10,004,106

	TOTAL DEBT OBLIGATIONS (COST $27,311,753)	26,353,904

	MUTUAL FUNDS — 3.8%

	United States — 3.8%

	Affiliated Issuers — 3.8%

2,288,532	GMO U.S. Treasury Fund	57,167,534

	TOTAL MUTUAL FUNDS (COST $57,167,534)	57,167,534

	SHORT-TERM INVESTMENTS — 0.8%

	Money Market Funds — 0.5%

7,577,272	State Street Institutional Treasury Money Market Fund – Premier Class, 2.19% (f)	7,577,272

	U.S. Government — 0.3%

4,000,000	U.S. Treasury Bill, 2.07%, due 01/03/19 (g)	3,992,293

	TOTAL SHORT-TERM INVESTMENTS (COST $11,570,528)	11,569,565

	TOTAL INVESTMENTS — 101.1% (Cost $1,553,951,194)	1,511,159,547

	Other Assets and Liabilities (net) — (1.1%)	(16,074,776)

	TOTAL NET ASSETS — 100.0%	$1,495,084,771

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2018 (Unaudited)

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of November 30, 2018

Amber Enterprises India Ltd	12/11/2017	$6,214,810	0.44%	$6,627,901

A summary of outstanding financial instruments at November 30, 2018 is as follows:

Forward Currency Contracts

Settlement Date	Counterparty	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
01/24/2019	MSCI	PHP	1,999,356,086	USD	38,279,841	278,707
02/20/2019	MSCI	PHP	1,020,320,426	USD	19,069,628	(290,504)
01/22/2019	MSCI	THB	2,788,249,378	USD	83,847,242	(1,098,853)
04/30/2019	MSCI	THB	1,403,077,000	USD	42,533,596	(386,227)
01/22/2019	MSCI	USD	86,542,890	THB	2,788,249,378	(1,596,795)
01/24/2019	MSCI	USD	31,122,291	PHP	1,664,115,700	507,034

						$(2,586,638)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
5,358	SET50 Index	December 2018	$35,697,354	$(773,092)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of November 30, 2018, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2018 (Unaudited)

Notes to Schedule of Investments:

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

NVDR - Non-Voting Depositary Receipt

PJSC - Private Joint-Stock Company

Reg S - Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT - Real Estate Investment Trust

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

The rates shown on variable rate notes are the current interest rates at November 30, 2018, which are subject to change based on the terms of the security.

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	The security is restricted as to resale.

(b)	Investment valued using significant unobservable inputs.

(c)	Affiliated company.

(d)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(e)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(f)	The rate disclosed is the 7 day net yield as of November 30, 2018.

(g)	The rate shown represents yield-to-maturity.

Counterparty Abbreviations:

MSCI - Morgan Stanley & Co. International PLC

Currency Abbreviations:

PHP - Philippine Peso

THB - Thai Baht

USD - United States Dollar

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 94.5%

	Brazil — 0.6%

1,150,846	Banco BTG Pactual SA	6,591,934

474,800	EDP – Energias do Brasil SA	1,680,893

390,700	Localiza Rent a Car SA	2,721,228

447,500	Odontoprev SA	1,608,547

292,700	QGEP Participacoes SA	789,690

1,175,735	Rumo SA *	5,305,896

88,000	Ultrapar Participacoes SA Sponsored ADR	1,079,760

	Total Brazil	19,777,948

	Chile — 0.1%

133,816	Inversiones La Construccion SA	2,136,398

	China — 25.4%

4,426,000	361 Degrees International Ltd	1,097,229

1,218,500	AAC Technologies Holdings Inc	8,737,218

794,000	Agile Group Holdings Ltd	1,084,925

75,286,290	Agricultural Bank of China Ltd – Class H	34,223,373

365,000	Agritrade Resources Ltd.	72,310

5,163,946	Aier Eye Hospital Group Co Ltd – Class A	21,329,791

122,426	Alibaba Group Holding Ltd Sponsored ADR *	19,693,446

2,675,400	Anhui Conch Cement Co Ltd – Class A	12,357,123

3,969,500	Anhui Conch Cement Co Ltd – Class H	20,897,067

87,261,682	Bank of China Ltd – Class H	38,258,415

1,896,000	Baoye Group Co Ltd – Class H *	1,015,552

30,912,256	Beijing Homyear Capital Holdings Co Ltd – Class A	13,575,381

2,671,428	Beijing North Star Co Ltd – Class A	1,132,235

281,500	BYD Electronic International Co Ltd	395,050

232,000	C.banner International Holdings Ltd. *	13,937

19	Cangzhou Mingzhu Plastic Co Ltd – Class A	13

581,500	Changyou.com Ltd ADR	11,426,475

14,900	Cheetah Mobile, Inc. ADR *	94,615

6,974,560	China Communications Services Corp Ltd – Class H	5,841,537

146,182,906	China Construction Bank Corp – Class H	124,811,597

1,575,800	China International Marine Containers Group Co Ltd – Class H	1,691,810

2,127,368	China International Travel Service Corp Ltd – Class A	17,037,642

1,284,000	China Jinmao Holdings Group Ltd	619,715

21,831,000	China Machinery Engineering Corp – Class H	10,908,915

39,000	China Medical System Holdings Ltd	42,519

4,617,437	China Mobile Ltd	46,027,763

148,200	China Mobile Ltd Sponsored ADR	7,371,468

2,436,800	China Molybdenum Co Ltd	1,407,560

1,654,200	China Nuclear Engineering Corp Ltd – Class A	1,812,689

564,000	China Oriental Group Co. Ltd.	364,498

9,090,000	China Overseas Land & Investment Ltd	31,876,629

37,600	China Petroleum & Chemical Corp ADR	3,208,784

Shares	Description	Value ($)

	China — continued

23,446,836	China Petroleum & Chemical Corp – Class A	20,002,665

30,706,000	China Petroleum & Chemical Corp – Class H	26,284,375

5,964,000	China Resources Land Ltd	22,201,082

5,445,644	China Shenhua Energy Co Ltd – Class A	14,823,510

9,911,500	China Shenhua Energy Co Ltd – Class H	22,202,097

1,434,364	China Vanke Co Ltd – Class A	5,298,329

3,593,100	China Vanke Co Ltd – Class H	12,424,425

831,191	China Yangtze Power Co Ltd – Class A	1,721,180

28,396,000	Chong Sing Holdings FinTech Gr *	827,491

363,406	Chongqing Department Store Co Ltd – Class A	1,581,544

2,680,000	CNOOC Ltd	4,555,726

7,024,000	COSCO SHIPPING Development Co Ltd – Class H *	790,020

7,473,000	Country Garden Holdings Co Ltd	9,271,132

1,130,000	CT Environmental Group Ltd.	46,939

5,770,566	Daqin Railway Co Ltd – Class A	6,431,642

814,344	Dashang Co Ltd – Class A	3,005,319

3,501,755	Dongfang Electric Corp Ltd – Class A *	3,855,293

1,043,000	Dongyue Group Ltd.	570,622

1,358,100	Dr Peng Telecom & Media Group Co Ltd – Class A	1,610,934

959,400	Fang Holdings Ltd ADR *	1,765,296

3,029,081	Fangda Special Steel Technology Co Ltd – Class A	4,359,945

2,285,000	FDG Electric Vehicles Ltd. *	23,072

562,000	FIH Mobile Ltd *	67,520

22,919,000	GCL-Poly Energy Holdings Ltd *	1,581,833

180,000	Grand Baoxin Auto Group Ltd.	58,436

10,392,000	Guangdong Investment Ltd	20,087,643

404,400	Guangzhou R&F Properties Co Ltd – Class H	630,598

64,000	Haier Electronics Group Co Ltd *	149,039

557,922	Hangzhou Robam Appliances Co Ltd – Class A	1,690,186

1,099,797	Henan Shuanghui Investment & Development Co Ltd – Class A	3,634,281

3,261,848	Hisense Home Appliances Group Co Ltd – Class A	3,399,464

1,999,634	HLA Corp Ltd – Class A	2,278,496

26,000	Hollysys Automation Technologies Ltd	515,060

10,248,000	Hua Han Health Industry Holdings Ltd * (a)	681,104

10,623,000	Huabao International Holdings Ltd	4,924,124

74	Huolinhe Opencut Coal Industry Corp Ltd of Inner Mongolia – Class A	82

103,297,647	Industrial & Commercial Bank of China Ltd – Class H	73,777,215

1,491,500	Kingboard Laminates Holdings Ltd	1,428,711

60,000	Kunlun Energy Co Ltd	72,623

14,431	Kweichow Moutai Co Ltd – Class A	1,179,539

137,228	Kweichow Moutai Co Ltd – Class A	11,216,533

775,000	KWG Property Holding Ltd *	695,897

493,230	Livzon Pharmaceutical Group Inc – Class A	2,348,394

2,790,000	Logan Property Holdings Co Ltd	3,287,443

773,500	Longfor Group Holdings Ltd	2,192,183

1,168,555	Midea Group Co Ltd – Class A	6,579,267

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Shares	Description	Value ($)

	China — continued

23,400	New Oriental Education & Technology Group Inc Sponsored ADR *	1,337,544

242,000	NewOcean Energy Holdings Ltd. *	89,698

885,000	Nine Dragons Paper Holdings Ltd	903,671

1,097,000	People’s Insurance Co Group of China Ltd (The) – Class H	475,478

4,400	Phoenix New Media Ltd. ADR *	15,620

14,427,000	PICC Property & Casualty Co Ltd – Class H	14,881,908

1,406,000	Ping An Insurance Group Co of China Ltd – Class H	13,702,124

5,214,400	Qingling Motors Co Ltd – Class H	1,374,710

127,800	Red Star Macalline Group Corp Ltd	212,376

2,227,600	SAIC Motor Corp Ltd – Class A	8,007,698

1,103,800	SDIC Capital Co Ltd – Class A	1,669,262

6,516,270	Shanghai SMI Holding Co Ltd – Class A	5,648,840

3,208,000	Shenzhen Investment Ltd	1,049,360

423,211	Shenzhen World Union Properties Consultancy Inc – Class A	313,063

1,053,000	Shimao Property Holdings Ltd	2,622,199

1,215,000	Sino-Ocean Group Holding Ltd	546,263

2,776,000	Sinopec Shanghai Petrochemical Co Ltd – Class A	2,011,368

15,104,000	Sinopec Shanghai Petrochemical Co Ltd – Class H	6,887,044

6,632,000	Skyworth Digital Holdings Ltd	1,627,485

13,722,103	Suning Universal Co Ltd – Class A	6,310,790

1,322,465	Tencent Holdings Ltd	52,870,337

230,000	Truly International Holdings Ltd *	34,688

10,262,800	Yangzijiang Shipbuilding Holdings Ltd	9,346,621

4,493,000	Yuzhou Properties Co Ltd	1,982,459

10,406,000	Zhejiang Expressway Co Ltd – Class H	8,761,803

500,573	Zhejiang Supor Cookware Co Ltd – Class A	3,896,446

1,405,921	Zhejiang Weixing New Building Materials Co Ltd – Class A	2,885,204

93,224	Zhengzhou Yutong Bus Co Ltd – Class A	151,849

	Total China	894,171,498

	Colombia — 0.0%

2	Ecopetrol SA	2

	Czech Republic — 0.2%

540,539	Moneta Money Bank AS	1,862,457

70,000	O2 Czech Republic AS	751,741

6,261	Philip Morris CR AS	4,031,928

	Total Czech Republic	6,646,126

	Greece — 0.1%

3,015,258	Eurobank Ergasias SA *	1,925,256

1,558,412	National Bank of Greece SA *	1,806,621

1,218,216	Piraeus Bank SA *	1,206,750

	Total Greece	4,938,627

Shares	Description	Value ($)

	India — 3.5%

317,300	Action Construction Equipment Ltd	418,372

99,542	Asian Granito India Ltd	291,595

1,070,235	Aurobindo Pharma Ltd	12,437,120

140,821	Axis Bank Ltd *	1,262,260

22,755	Bajaj Finserv Ltd	1,963,998

1,760,020	Bharat Heavy Electricals Ltd	1,722,267

133,504	Bombay Burmah Trading Co	2,646,523

293,346	CMI Ltd	541,022

574,247	Divi’s Laboratories Ltd	11,763,227

14,683,757	Gayatri Highways Ltd * (b)	251,775

16,772,852	Gayatri Projects Ltd * (b)	42,119,538

307,542	HDFC Bank Ltd	9,367,327

21,000	HDFC Bank Ltd ADR	2,129,820

437,416	Hindustan Construction Co Ltd *	73,180

93,643	Hindustan Unilever Ltd	2,387,820

2,287,559	ICICI Bank Ltd	11,709,105

225,400	ICICI Bank Ltd Sponsored ADR	2,292,318

3,013,682	Jai Balaji Industries Ltd *	737,771

1,322,083	Kiri Industries Ltd *	9,100,858

145,807	Kotak Mahindra Bank Ltd	2,585,273

123,034	Mahindra & Mahindra Financial Services Ltd	789,330

12,415	Manpasand Beverages Ltd	16,566

9,600	Maruti Suzuki India Ltd	1,054,834

917,800	MEP Infrastructure Developers Ltd	548,706

528,333	Sangam India Ltd	579,817

129,677	Siemens Ltd	1,769,837

116,937	Srei Infrastructure Finance Ltd	53,143

253,494	Srikalahasthi Pipes Ltd	746,028

109,504	Titan Co Ltd	1,465,044

	Total India	122,824,474

	Indonesia — 3.1%

71,689,700	Adaro Energy Tbk PT	6,458,202

6,854,900	Bank Central Asia Tbk PT	12,505,341

7,868,800	Bank Mandiri Persero Tbk PT	4,083,285

17,058,300	Bank Negara Indonesia Persero Tbk PT	10,189,581

79,240,600	Bank Pembangunan Daerah Jawa Timur Tbk PT	3,967,145

110,116,000	Bank Rakyat Indonesia Persero Tbk PT	27,945,228

30,484,000	Bukit Asam Tbk PT	8,610,945

31,485,300	Delta Dunia Makmur Tbk PT *	1,281,398

7,017,800	Indika Energy Tbk PT	888,043

6,713,391	Indo Tambangraya Megah Tbk PT	9,996,812

8,215,100	Matahari Department Store Tbk PT	2,737,351

174,565,100	Modernland Realty Tbk PT	2,490,447

225,909,700	Panin Financial Tbk PT *	4,686,595

12,393,200	Ramayana Lestari Sentosa Tbk PT	1,033,504

39,748,800	Surya Semesta Internusa Tbk PT	1,253,095

9,175,500	Telekomunikasi Indonesia Persero Tbk PT	2,374,393

3,623,300	United Tractors Tbk PT	6,981,241

16,008,500	Waskita Karya Persero Tbk PT	1,746,077

	Total Indonesia	109,228,683

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Malaysia — 0.2%

4,577,500	Astro Malaysia Holdings Bhd	1,312,701

1,440,200	Datasonic Group Bhd	153,158

4,288,100	Felda Global Ventures Holdings Bhd	906,911

3,936,988	KSL Holdings Berhad *	665,141

6,491,800	My EG Services Bhd	1,722,045

1,044,400	UMW Holdings Bhd	1,260,418

3,472,967	UOA Development Berhad	1,752,917

	Total Malaysia	7,773,291

	Mexico — 0.6%

1,630	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand – Class B	2,004

2,538,500	Corp Inmobiliaria Vesta SAB de CV	3,167,863

514,900	Credito Real SAB de CV SOFOM ER	513,793

305,700	Fomento Economico Mexicano SAB de CV	2,648,962

5,800	Fomento Economico Mexicano SAB de CV Sponsored ADR	503,150

1,259,700	Gentera SAB de CV	929,593

224,400	Grupo Financiero Banorte SAB de CV – Class O	1,028,632

262,100	Kimberly-Clark de Mexico SAB de CV – Class A	388,120

308,090	Promotora y Operadora de Infraestructura SAB de CV	2,721,591

478,700	Unifin Financiera SAB de CV SOFOM ENR	1,012,493

3,052,200	Wal-Mart de Mexico SAB de CV	7,560,863

	Total Mexico	20,477,064

	Pakistan — 0.2%

627,000	Engro Corp Ltd	1,453,229

2,346,500	Engro Fertilizers Ltd	1,311,439

197,000	Fauji Cement Co Ltd	32,716

37,500	Fauji Fertilizer Co Ltd	27,080

7,700	Honda Atlas Cars Pakistan Ltd	11,654

40,500	Hub Power Co Ltd (The)	28,135

40,900	Lucky Cement Ltd	147,725

1,860,100	Oil & Gas Development Co Ltd	2,006,639

440,100	Pakistan Oilfields Ltd	1,558,280

99,800	Pakistan Petroleum Ltd	124,059

55,000	Pakistan State Oil Co Ltd	108,069

	Total Pakistan	6,809,025

	Peru — 0.1%

11,000	Credicorp Ltd	2,412,190

	Philippines — 1.1%

1,379,433	Bank of the Philippine Islands	2,476,802

1,211,034	BDO Unibank Inc	3,013,067

8,932,000	Belle Corp	378,590

2,524,800	DMCI Holdings Inc	595,084

1,797,500	Eagle Cement Corp	531,635

2,748,677	First Gen Corp	931,508

43,930	GT Capital Holdings Inc	744,982

7,673,700	LT Group Inc	2,340,701

Shares	Description	Value ($)

	Philippines — continued

1,229,850	Manila Electric Co	9,034,609

7,115,000	Manila Water Co Inc	3,660,673

20,677,000	Megaworld Corp	1,780,403

7,714,000	Metro Pacific Investments Corp	692,249

32,477,338	Nickel Asia Corp	1,375,675

4,380,775	Petron Corp	684,851

1,353,565	Pilipinas Shell Petroleum Corp	1,225,784

5,294,538	Puregold Price Club Inc	4,304,191

6,718,500	Semirara Mining & Power Corp	3,358,653

	Total Philippines	37,129,457

	Poland — 2.6%

149,377	Bank Millennium SA *	363,423

299,474	Bank Polska Kasa Opieki SA	8,677,946

78,078	Budimex SA	2,428,735

137,116	Ciech SA	1,486,546

146,136	Grupa Azoty SA	1,259,753

150,094	Grupa Lotos SA	3,245,718

64,382	KRUK SA	2,939,905

1,121	LPP SA	2,318,694

97,355	Lubelski Wegiel Bogdanka SA *	1,427,398

403,760	PLAY Communications SA	1,720,054

800,239	Polski Koncern Naftowy ORLEN SA	23,266,830

8,724,266	Polskie Gornictwo Naftowe i Gazownictwo SA	14,844,443

230,823	Powszechna Kasa Oszczednosci Bank Polski SA	2,491,305

1,783,741	Powszechny Zaklad Ubezpieczen SA	20,195,354

9,383	Santander Bank Polska SA	881,678

21,772	Stalprodukt SA	1,869,100

129,324	Warsaw Stock Exchange	1,275,228

	Total Poland	90,692,110

	Qatar — 1.5%

681,159	Barwa Real Estate Co	7,159,252

393,755	Doha Bank QPSC	2,317,558

235,361	Gulf International Services QSC *	1,189,312

156,718	Masraf Al Rayan QSC	1,726,823

35,383	Qatar Electricity & Water Co QSC	1,757,077

316,000	Qatar Gas Transport Co Ltd Nakilat	1,572,278

176,773	Qatar Insurance Co SAQ	1,743,008

107,614	Qatar International Islamic Bank QSC	1,880,886

43,481	Qatar Islamic Bank SAQ	1,814,123

547,334	Qatar National Bank QPSC	30,029,349

102,362	Qatar National Cement Co QSC	1,609,160

237,288	United Development Co QSC	920,119

	Total Qatar	53,718,945

	Russia — 14.6%

6,105,910	Aeroflot PJSC	10,411,977

16,535,110	Alrosa PJSC	24,581,980

6,441	Etalon Group Plc GDR	12,753

669,880	Gazprom Neft PJSC	3,631,353

4,516	Gazprom Neft PJSC Sponsored ADR	123,665

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Russia — continued

14,681,239	Gazprom PJSC Sponsored ADR	70,058,168

792,758	Globaltrans Investment Plc Sponsored GDR (Registered)	7,441,624

124,772,000	Inter RAO UES PJSC	7,618,470

15,450	LSR Group PJSC GDR (Registered)	29,946

982,794	LUKOIL PJSC Sponsored ADR	72,525,167

707,707	M.Video PJSC *	4,416,339

64,746	Magnit PJSC	3,385,308

287,195	Magnit PJSC Sponsored GDR (Registered)	3,684,083

2,840,000	Magnitogorsk Iron & Steel OJSC	1,983,878

5,587	Magnitogorsk Iron & Steel Works PJSC Sponsored GDR (Registered)	50,165

1,587,773	MMC Norilsk Nickel PJSC ADR	30,035,900

3,357,475	Mobile TeleSystems PJSC Sponsored ADR	24,878,890

13,089,577	Moscow Exchange MICEX-RTS PJSC *	17,487,909

112,390	Novatek PJSC	1,892,006

334,258	Novatek PJSC Sponsered GDR (Registered)	57,035,590

1,584,950	Novolipetsk Steel PJSC	3,753,067

938,304	Novolipetsk Steel PJSC GDR	22,217,308

575,715	QIWI Plc Sponsored ADR *	8,658,754

8,026,325	Rostelecom PJSC	8,537,153

33,228	Rostelecom PJSC Sponsored ADR	214,183

215,051,000	RusHydro PJSC	1,619,623

1,518	RussNeft PJSC *	12,511

140,670	Safmar Financial Investment	1,226,206

475,300	Sberbank of Russia PJSC	1,374,960

4,888,234	Sberbank of Russia Sponsored ADR	58,300,496

8,050	Severstal PJSC	120,524

788,544	Severstal PJSC GDR (Registered)	11,598,851

2,878,707	Surgutneftegas PJSC Sponsored ADR	11,470,139

827,420	Tatneft PJSC	8,772,947

428,191	Tatneft PJSC Sponsored ADR	27,112,959

245,725	TCS Group Holding Plc GDR (Registered)	4,261,306

19,419,000	Unipro PJSC	798,476

	Total Russia	511,334,634

	South Africa — 4.8%

609,744	Absa Group Ltd	6,776,913

510,548	Alviva Holdings Ltd	654,607

108,335	Astral Foods Ltd	1,369,046

991,061	AVI Ltd	7,140,032

118,815	Capitec Bank Holdings Ltd	9,421,286

473,558	Clicks Group Ltd	6,415,312

503,426	Coronation Fund Managers Ltd	1,622,297

2,657,720	Delta Property Fund Ltd	882,066

184,660	Discovery Ltd	2,047,347

1,666,563	Emira Property Fund Ltd (REIT)	1,787,357

549,645	Exxaro Resources Ltd	5,153,740

1,940,602	FirstRand Ltd	9,335,287

58,569	Foschini Group Ltd (The)	738,941

5,082,697	Growthpoint Properties Ltd (REIT)	8,666,577

463,486	Hyprop Investments Ltd (REIT)	2,983,050

Shares	Description	Value ($)

	South Africa — continued

237,053	Imperial Holdings Ltd	1,084,351

466,851	Invicta Holdings Ltd	1,178,227

93,647	JSE Ltd	1,117,969

609,527	Kumba Iron Ore Ltd	10,907,254

1,803,607	Lewis Group Ltd	3,763,148

275,786	Liberty Holdings Ltd	2,128,209

543,460	Metair Investments Ltd	741,807

111,280	Mondi Ltd	2,446,988

55,879	Motus Holdings Ltd *	350,787

1,188,746	Mr Price Group Ltd	20,660,412

8,200	Naspers Ltd – N Shares	1,634,695

3,318,181	Old Mutual Ltd	5,538,072

167,581	Pioneer Foods Group Ltd	1,027,826

1,196,575	Rebosis Property Fund Ltd	259,270

146,033	Reinet Investments SCA	2,131,362

2,468,183	RMB Holdings Ltd	13,909,066

1,944,435	SA Corporate Real Estate Ltd (REIT)	546,109

1,848,090	Sanlam Ltd	10,271,498

168,345	SPAR Group Ltd (The)	2,377,249

402,966	Transaction Capital Ltd	536,474

2,777,275	Truworths International Ltd	17,626,487

371,739	Wilson Bayly Holmes-Ovcon Ltd	3,908,590

	Total South Africa	169,139,708

	South Korea — 3.5%

3,672	Amotech Co Ltd *	62,568

1,936,908	BNK Financial Group Inc	13,286,425

8,597	CLIO Cosmetics Co Ltd	97,401

6,260	Cuckoo Holdings Co Ltd	765,310

168,975	Daou Data Corp	1,434,224

245,272	Daou Technology Inc	4,415,240

372,648	DB Insurance Co Ltd	22,505,250

13,124	Dong Ah Tire & Rubber Co Ltd	365,172

88,796	Dongsuh Cos Inc	1,413,987

1,591,252	Dongwon Development Co Ltd	5,748,405

157,357	Doosan Heavy Industries & Construction Co Ltd *	1,600,312

12,629	GS Home Shopping Inc	2,204,465

2,855	Hankook Shell Oil Co Ltd	887,391

471,266	Hankook Tire Worldwide Co Ltd	7,103,549

31,980	Hanssem Co Ltd	1,671,821

43,618	Hyundai Home Shopping Network Corp	3,888,659

482,262	Hyundai Hy Communications & Network Co Ltd	1,889,241

60,464	KEPCO Plant Service & Engineering Co Ltd	1,664,048

687,727	Korea Asset In Trust Co Ltd	2,862,849

270,882	KT Skylife Co Ltd	2,768,067

233,487	KT&G Corp	21,664,598

189,221	Kyobo Securities Co Ltd	1,585,346

125,816	LF Corp	2,712,948

47,362	Maeil Holdings Co Ltd	466,111

4,100	Magnachip Semiconductor Corp. *	28,372

132,895	Meritz Financial Group Inc	1,359,702

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued

2,665	Nexon GT Co Ltd *	17,593

2,078	PSK Inc	25,860

14,427	Samsung Electronics Co Ltd GDR	13,538,400

5,875	Seoyon E-Hwa Co Ltd	20,964

92,772	Shinhan Financial Group Co Ltd	3,422,899

45,363	Sindoh Co Ltd	1,951,310

9,211	Synopex Inc *	22,761

1,240	Tonymoly Co Ltd	15,155

28,884	Toptec Co Ltd *	195,235

4,458	Wonik Holdings Co Ltd *	16,007

	Total South Korea	123,677,645

	Sri Lanka — 0.0%

103,983,101	Anilana Hotels & Properties Ltd * (b)	703,181

	Taiwan — 20.5%

11,055,000	AcBel Polytech Inc	6,769,262

1,256,000	Actron Technology Corp	3,872,559

66,000	Advanced Wireless Semiconductor Co	86,246

1,096,532	Advantech Co Ltd	8,342,348

257,000	Alchip Technologies Ltd.	707,621

11,187,740	AmTRAN Technology Co Ltd *	4,462,147

3,583,620	Asustek Computer Inc	25,448,264

100,000	Aten International Co Ltd	268,010

186,200	Aurora Corp	580,325

3,604,000	Catcher Technology Co Ltd	31,167,976

13,031,400	Cathay Financial Holding Co Ltd	20,621,883

26,000	Cathay Real Estate Development Co Ltd	16,925

8,248,740	Chailease Holding Co Ltd	25,910,144

354,254	Chicony Electronics Co Ltd	695,069

173,244	Chicony Power Technology Co Ltd	244,980

3,530,100	Chin-Poon Industrial Co Ltd	4,434,828

15,200,000	China Development Financial Holding Corp	4,957,589

20,000	China General Plastics Corp	14,025

5,649,000	China Life Insurance Co Ltd	5,372,335

879,000	China Motor Corp	658,948

552,000	Chong Hong Construction Co Ltd	1,420,927

40,000	Chunghwa Precision Test Tech Co Ltd	636,079

5,766,259	Chunghwa Telecom Co Ltd	20,076,729

138,121	Chunghwa Telecom Co Ltd Sponsored ADR	4,796,942

333,000	Cleanaway Co Ltd	1,825,665

65,000	Compeq Manufacturing Co Ltd	43,050

5,125,400	Coretronic Corp	6,697,155

47,323,720	CTBC Financial Holding Co Ltd	31,525,836

2,610,000	CTCI Corp	3,859,885

1,811,000	Dynapack International Technology Corp	2,493,033

5,171,189	E.Sun Financial Holding Co Ltd	3,500,547

658,000	Elite Material Co Ltd	1,566,655

4,572,084	Far EasTone Telecommunications Co Ltd	10,777,700

3,672,000	Farglory Land Development Co Ltd	4,296,683

1,370,000	FLEXium Interconnect Inc	3,609,720

2,946,000	Formosa Chemicals & Fibre Corp	10,233,016

Shares	Description	Value ($)

	Taiwan — continued

3,017,000	Formosa Petrochemical Corp	10,966,363

3,530,000	Formosa Plastics Corp	11,502,850

3,125,303	Formosan Rubber Group Inc	1,554,832

6,109,075	Foxconn Technology Co Ltd	12,385,212

23,752,200	Fubon Financial Holding Co Ltd	37,750,288

539,000	General Interface Solution Holding Ltd	1,802,412

6,848,200	Gigabyte Technology Co Ltd	8,697,647

1,531,000	Globalwafers Co Ltd	18,359,716

668,000	Grand Pacific Petrochemical	484,710

464,000	Greatek Electronics Inc	631,846

385,200	Green Seal Holding Ltd	460,777

122,000	HannStar Display Corp	29,548

7,612,754	Highwealth Construction Corp	11,623,240

1,587,000	Holtek Semiconductor Inc	3,049,008

1,469,000	Hon Hai Precision Industry Co Ltd	3,448,615

1,139,000	HTC Corp *	1,684,381

2,413,000	Huaku Development Co Ltd	4,960,155

2,939,010	IEI Integration Corp	3,053,277

2,394,000	Innolux Corp	799,335

210,000	Kung Long Batteries Industrial Co Ltd	983,872

2,560,000	Macronix International	1,703,813

622,785	Makalot Industrial Co Ltd	3,652,501

180,000	MediaTek Inc	1,394,164

4,565,000	Mega Financial Holding Co Ltd	3,803,962

2,418,000	Mercuries Life Insurance Co Ltd *	1,031,306

2,584,000	Nan Ya Plastics Corp	6,252,662

481,000	Nantex Industry Co Ltd	451,032

7,878,000	Nanya Technology Corp	15,739,911

5,478,810	Novatek Microelectronics Corp	23,211,615

186,000	On-Bright Electronics Inc	1,181,350

1,100,000	Phison Electronics Corp	8,996,002

115,000	Pixart Imaging Inc	354,691

1,246,000	Quanta Storage Inc	956,421

11,076,870	Radiant Opto-Electronics Corp	30,451,816

2,486,720	Realtek Semiconductor Corp	11,508,610

947,000	Rechi Precision Co Ltd	730,280

1,545,090	Ruentex Development Co Ltd	2,463,320

4,420,800	Ruentex Industries Ltd	13,111,116

898,000	Sercomm Corp	1,831,389

381,000	Shinkong Insurance Co Ltd	441,812

17,700	Silicon Motion Technology Corp ADR	634,899

1,636,068	Simplo Technology Co Ltd	9,986,900

366,000	Sinbon Electronics Co Ltd	956,898

2,309,200	Sitronix Technology Corp	8,361,647

2,219,250	Syncmold Enterprise Corp	4,944,611

6,813,000	Taiwan Semiconductor Manufacturing Co Ltd	50,315,998

1,705,410	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	64,106,362

50,000	Taiwan Styrene Monomer	39,284

3,043,000	Teco Electric and Machinery Co Ltd	1,694,315

407,000	Test Research Inc	628,919

441,000	Tong Hsing Electronic Industries Ltd	1,636,010

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued

458,981	Topco Scientific Co Ltd	1,058,653

1,213,000	Transcend Information Inc	2,691,900

1,845,160	Tripod Technology Corp	5,009,143

1,926,000	TXC Corp	2,178,169

4,003,412	Uni-President Enterprises Corp	9,418,389

5,248,000	United Integrated Services Co Ltd (c)	10,936,859

2,690,000	Waterland Financial Holdings Co Ltd	878,983

2,937,000	Win Semiconductors Corp	12,176,705

1,137,000	Winbond Electronics Corp	558,957

376,214	Wistron NeWeb Corp	943,927

1,311,000	YC INOX Co Ltd	1,053,427

11,326,000	Yuanta Financial Holding Co Ltd	5,792,625

268,000	Yulon Finance Corp.	798,564

84,000	Yulon Nissan Motor Co Ltd	629,241

3,462,670	Yungtay Engineering Co Ltd	6,602,799

287,000	Zeng Hsing Industrial Co Ltd	1,325,766

	Total Taiwan	720,846,913

	Thailand — 1.5%

669,200	Advanced Info Service Pcl (Foreign Registered)	3,643,698

244,700	Bangkok Bank Pcl NVDR	1,550,642

660,200	Central Pattana Pcl (Foreign Registered)	1,523,801

1,250,000	CPN Retail Growth Leasehold REIT (Foreign Registered)	988,658

576,100	Electricity Generating Pcl (Foreign Registered)	4,208,678

2,319,001	Glow Energy Pcl (Foreign Registered)	6,139,136

22,725,500	Land & Houses Pcl (Foreign Registered)	7,002,319

3,025,300	MC Group Pcl (Foreign Registered)	1,069,219

4,105,800	Pruksa Holding Pcl (Foreign Registered)	2,324,795

25,391,292	Quality Houses Pcl (Foreign Registered)	2,289,697

25,615,300	Star Petroleum Refining Pcl (Foreign Registered)	9,381,192

2,984,475	Supalai Pcl (Foreign Registered)	1,845,246

3,022,800	Thai Oil Pcl (Foreign Registered)	7,015,913

870,500	Tisco Financial Group Pcl (Foreign Registered)	2,121,885

7,066,150	TTW Pcl (Foreign Registered)	2,621,042

669,700	Workpoint Entertainment Pcl (Foreign Registered)	586,357

	Total Thailand	54,312,278

	Turkey — 8.5%

16,372,126	Akbank Turk AS	24,095,841

17,573	Akcansa Cimento AS	22,447

642,410	Aksa Akrilik Kimya Sanayii AS	1,023,959

4,127,514	Albaraka Turk Katilim Bankas AS	998,059

2,651,672	Anadolu Cam Sanayii AS	1,425,486

3,599,955	Aselsan Elektronik Sanayi Ve Ticaret AS	18,440,595

12,284	AvivaSA Emeklilik ve Hayat AS	28,413

427,371	Aygaz AS	960,485

1,683,284	BIM Birlesik Magazalar AS	27,284,093

15,779	Cimsa Cimento Sanayi VE Ticaret AS	22,031

312,489	Coca-Cola Icecek AS	1,751,233

7,488,231	Dogan Sirketler Grubu Holding AS *	1,653,483

Shares	Description	Value ($)

	Turkey — continued

4,931,243	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	2,859,034

41,757,904	Emlak Konut Gayrimenkul Yatirim Ortakligi AS (REIT)	12,991,321

3,364,541	Enerjisa Enerji AS	3,214,352

5,270,061	Enka Insaat ve Sanayi AS	4,741,427

14,015,132	Eregli Demir ve Celik Fabrikalari TAS	20,417,892

309,267	Ford Otomotiv Sanayi AS	3,209,994

5,194,966	Haci Omer Sabanci Holding AS	8,207,007

8,213,630	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS *	9,588,799

2,405,976	Is Gayrimenkul Yatirim Ortakligi AS (REIT)	461,779

743,761	Kordsa Teknik Tekstil AS	1,446,000

107,577	Logo Yazilim Sanayi Ve Ticaret AS *	670,915

486,661	Mavi Giyim Sanayi Ve Ticaret AS – Class B	3,515,307

179,205	Otokar Otomotiv Ve Savunma Sanayi AS	2,933,447

987,094	Selcuk Ecza Deposu Ticaret ve Sanayi AS	551,302

17,775,348	Soda Sanayii AS	24,392,758

847,137	TAV Havalimanlari Holding AS	3,809,351

1,812,109	Tekfen Holding AS	6,966,676

486,285	Tofas Turk Otomobil Fabrikasi AS	1,809,346

4,679,180	Trakya Cam Sanayii AS	2,799,320

956,882	Tupras Turkiye Petrol Rafineriler AS	22,918,877

90,824	Turk Traktor ve Ziraat Makineleri AS	625,155

2,539,811	Turkcell Iletisim Hizmetleri AS	6,187,111

23,160,075	Turkiye Garanti Bankasi AS	36,696,468

3,237,942	Turkiye Halk Bankasi AS	4,477,476

2,720,379	Turkiye Is Bankasi – Class C	2,224,914

31,814,633	Turkiye Sinai Kalkinma Bankasi AS	4,822,199

17,123,201	Turkiye Vakiflar Bankasi TAO – Class D	13,169,167

601,038	Ulker Biskuvi Sanayi AS *	1,798,273

229,968	Verusa Holding AS	666,964

39,475,643	Yapi ve Kredi Bankasi AS *	13,097,979

	Total Turkey	298,976,735

	United Arab Emirates — 1.2%

1,192,514	Abu Dhabi Commercial Bank PJSC	2,549,659

6,550,402	Air Arabia PJSC	1,818,616

2,737,313	Al Waha Capital PJSC	1,257,634

13,021,549	DAMAC Properties Dubai Co PJSC	6,626,145

13,991,456	Dana Gas PJSC	3,524,225

80,966	DP World Ltd	1,325,928

5,786,743	Dubai Investments PJSC	2,130,747

1,947,542	Dubai Islamic Bank PJSC	2,781,955

1,266,181	Emaar Development PJSC	1,706,320

3,578,879	Emaar Malls PJSC	1,755,691

5,583,637	Emaar Properties PJSC	6,870,088

966,717	Emirates Telecommunications Group Co PJSC	4,379,725

981,143	First Abu Dhabi Bank PJSC	3,637,618

17,089,474	RAK Properties PJSC	2,376,894

	Total United Arab Emirates	42,741,245

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — 0.6%

386,665	Unilever Plc	20,955,007

	TOTAL COMMON STOCKS (COST $3,353,972,797)	3,321,423,184

	PREFERRED STOCKS (d) — 2.9%

	Brazil — 0.3%

284,200	Banco Bradesco SA	2,828,485

826,860	Itau Unibanco Holding SA	7,703,382

	Total Brazil	10,531,867

	Colombia — 0.2%

105,711	Banco Davivienda SA	1,062,994

141,500	Bancolombia SA Sponsored ADR	5,661,415

2,926,034	Grupo Aval Acciones y Valores SA	936,439

32,800	Grupo Aval Acciones y Valores SA ADR	207,952

	Total Colombia	7,868,800

	Russia — 0.8%

222,598	Bashneft PJSC	6,129,361

19,790,900	Surgutneftegas OJSC	11,160,366

4,372	Transneft PJSC	11,443,032

	Total Russia	28,732,759

	South Korea — 1.5%

1,747,590	Samsung Electronics Co Ltd	52,854,741

	Taiwan — 0.1%

605,412	CTBC Financial Holding Co Ltd	1,234,594

	TOTAL PREFERRED STOCKS (COST $93,121,681)	101,222,761

	INVESTMENT FUNDS — 1.0%

	Russia — 0.0%

3,214,692	NCH Eagle Fund LP * (c) (e)	99,636

Shares	Description	Value ($)

	Thailand — 0.3%

20,378,500	Digital Telecommunication Infrastructure Fund	9,042,111

	United States — 0.7%

1	iShares MSCI Emerging Markets ETF	41

530,678	iShares Core MSCI Emerging Markets ETF	26,252,641

	Total United States	26,252,682

	TOTAL INVESTMENT FUNDS (COST $38,120,311)	35,394,429

	MUTUAL FUNDS — 0.6%

	United States — 0.6%

	Affiliated Issuers — 0.6%

800,764	GMO U.S. Treasury Fund	20,003,088

	TOTAL MUTUAL FUNDS (COST $20,003,088)	20,003,088

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

3,598,138	State Street Institutional Treasury Money Market Fund – Premier Class, 2.19% (f)	3,598,138

	TOTAL SHORT-TERM INVESTMENTS (COST $3,598,138)	3,598,138

	TOTAL INVESTMENTS — 99.1% (Cost $3,508,816,015)	3,481,641,600

	Other Assets and Liabilities (net) — 0.9%	32,189,329

	TOTAL NET ASSETS — 100.0%	$3,513,830,929

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of November 30, 2018

NCH Eagle Fund LP	4/6/09	$5,452,004	0.00%	$99,636

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2018 (Unaudited)

A summary of outstanding financial instruments at November 30, 2018 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
4,691	Mini MSCI Emerging Markets	December 2018	$234,456,180	$(5,373,519)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Swap Contracts

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Depreciation of Total Return on Asustek Computer Inc + (Daily Fed Funds Rate minus 0.25%)	Appreciation of Total Return on Asustek Computer Inc	MSCI	USD	18,768,731	01/02/2019	At Maturity	—	91,834	91,834

							$—	$91,834	$91,834

As of November 30, 2018, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

OJSC - Open Joint-Stock Company

PJSC - Private Joint-Stock Company

QPSC - Qatari Public Shareholding Company

REIT - Real Estate Investment Trust

*	Non-income producing security.

(a)	Investment valued using significant unobservable inputs.

(b)	Affiliated company.

(c)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(d)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(e)	Private placement security; restricted as to resale.

(f)	The rate disclosed is the 7 day net yield as of November 30, 2018.

Counterparty Abbreviations:

MSCI - Morgan Stanley & Co. International PLC

Currency Abbreviations:

USD - United States Dollar

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 97.6%

	Australia — 3.6%

34,276	Accent Group Ltd	32,310

10,207	Adairs Ltd	13,605

62,775	Australian Pharmaceutical Industries Ltd	67,400

3,653	Brickworks Ltd	43,777

5,140	Charter Hall Education Trust (REIT)	10,905

35,442	Codan Ltd	76,764

164,024	GDI Property Group (REIT)	151,912

3,053	IDP Education Ltd	20,501

15,087	Nine Entertainment Co Holdings Ltd	19,427

38,804	Sandfire Resources NL	182,373

26,528	Southern Cross Media Group Ltd	21,049

	Total Australia	640,023

	Austria — 0.8%

6,688	FACC AG	117,307

1,066	S IMMO AG	18,852

	Total Austria	136,159

	Belgium — 1.2%

47,948	AGFA-Gevaert NV *	206,356

97	Barco NV	10,882

	Total Belgium	217,238

	Brazil — 0.3%

3,100	Estacio Participacoes SA	19,853

1,800	Mahle-Metal Leve SA	11,358

4,800	MRV Engenharia e Participacoes SA	15,061

	Total Brazil	46,272

	Canada — 5.0%

9,490	BRP Inc Sub Voting	338,130

5,700	Canaccord Genuity Group Inc	27,928

14,600	Canfor Corp *	200,103

6,900	Canfor Pulp Products Inc	99,607

2,600	Cogeco Inc	121,776

9,800	Martinrea International Inc	79,217

900	Wajax Corp	13,060

	Total Canada	879,821

	China — 2.3%

16,000	Central China Real Estate Ltd	5,884

541,000	Powerlong Real Estate Holdings Ltd	220,317

77,000	Road King Infrastructure Ltd	131,357

44,000	Tianneng Power International Ltd	40,297

	Total China	397,855

	Denmark — 0.4%

923	Royal Unibrew A/S	67,015

799	Scandinavian Tobacco Group A/S	10,592

	Total Denmark	77,607

	Finland — 0.9%

19,156	Finnair Oyj	163,974

Shares	Description	Value ($)

	France — 5.7%

1,268	Alten SA	115,423

235	Aubay	8,525

13,286	Coface SA	123,685

6,149	Gaztransport Et Technigaz SA	459,983

2,137	Kaufman & Broad SA	81,684

133	Mersen SA	3,801

11,904	Metropole Television SA	211,340

	Total France	1,004,441

	Germany — 4.3%

60	Amadeus Fire AG	6,416

3,862	Bauer AG	59,331

1,155	Borussia Dortmund GmbH & Co KGAA	10,881

4,223	Deutsche Lufthansa AG (Registered)	103,316

2,493	Deutz AG	18,388

5,206	Elmos Semiconductor AG	111,148

242	Grammer AG	9,062

13,210	Wacker Neuson SE	263,873

9,085	Wuestenrot & Wuerttembergische AG	179,910

	Total Germany	762,325

	Hong Kong — 1.7%

116,000	Johnson Electric Holdings Ltd	259,964

250,000	Singamas Container Holdings Ltd	33,990

	Total Hong Kong	293,954

	India — 2.2%

6,591	Larsen & Toubro Infotech Ltd	147,140

1,682	Mindtree Ltd	21,290

2,998	Mphasis Ltd	42,698

4,641	NIIT Technologies Ltd	72,794

81,209	PTC India Ltd	94,278

948	Sonata Software Ltd	4,174

	Total India	382,374

	Indonesia — 0.1%

10,300	Indo Tambangraya Megah Tbk PT	15,338

	Italy — 2.8%

14,541	ASTM SPA	276,496

5,109	La Doria SPA	48,272

400	Massimo Zanetti Beverage Group SPA	2,704

242	SAES Getters SPA	5,121

12,535	Societa Iniziative Autostradali e Servizi SPA	169,172

	Total Italy	501,765

	Japan — 25.7%

7,300	Arakawa Chemical Industries Ltd	105,036

6,900	Arisawa Manufacturing Co Ltd	50,012

500	Asahi Yukizai Corp	8,173

300	Capcom Co Ltd	5,911

200	Daito Pharmaceutical Co Ltd	6,018

500	Daitron Co Ltd	6,792

1,900	Daiwabo Holdings Co Ltd	106,633

7,300	Denka Co Ltd	235,860

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

2,200	DTS Corp	79,451

18,800	Fancl Corp	491,793

5,100	Fujitsu Frontech Ltd	57,189

2,600	Furuno Electric Co Ltd	29,764

4,100	Fuyo General Lease Co Ltd	249,126

200	Hagiwara Electric Holdings Co Ltd	5,661

300	Hakuto Co Ltd	3,543

600	Hamakyorex Co Ltd	22,231

2,000	Haseko Corp	24,253

10,100	House Foods Group Inc	359,227

1,600	Innotech Corp	16,608

15,100	Ishihara Sangyo Kaisha Ltd *	165,852

200	Kaga Electronics Co Ltd	4,244

1,800	Kanematsu Corp	23,007

5,500	Keihin Corp	95,314

17,800	Kyosan Electric Manufacturing Co Ltd	79,434

200	Makino Milling Machine Co Ltd	8,155

1,300	Marubun Corp	9,717

100	Maruwa Co Ltd	5,690

3,900	MCJ Co Ltd	27,506

700	Nippon Systemware Co Ltd	15,311

7,100	Nisshinbo Holdings Inc	64,846

1,400	NOF Corp	46,280

200	NuFlare Technology Inc	10,827

600	Pegasus Sewing Machine Manufacturing Co Ltd	4,402

6,200	Prima Meat Packers Ltd	117,774

3,800	Rion Co Ltd	68,294

13,800	Rohto Pharmaceutical Co Ltd	437,499

500	Ryobi Ltd	13,683

23,300	Showa Corp	311,498

105,000	Sojitz Corp	372,757

4,600	T-Gaia Corp	98,154

1,600	Takasago Thermal Engineering Co Ltd	28,750

14,100	Tatsuta Electric Wire and Cable Co Ltd	66,661

1,200	Tokyo Seimitsu Co Ltd	35,934

1,100	Tokyu Construction Co Ltd	11,112

11,600	TS Tech Co Ltd	337,775

10,000	Ube Industries Ltd	228,216

200	Wowow Inc	5,864

	Total Japan	4,557,837

	Malaysia — 1.5%

170,400	Padini Holdings Berhad	195,692

79,200	Supermax Corp Berhad	65,142

	Total Malaysia	260,834

	Netherlands — 0.0%

1,255	BinckBank NV	6,251

	Norway — 2.0%

13,134	Austevoll Seafood ASA	181,990

187	Entra ASA	2,464

5,832	Grieg Seafood ASA	76,990

53,122	Kvaerner ASA *	76,830

723	Norway Royal Salmon ASA	16,653

	Total Norway	354,927

Shares	Description	Value ($)

	Poland — 0.3%

3,761	Asseco Poland SA	47,714

	Portugal — 1.1%

7,082	Altri SGPS SA	51,664

10,394	Navigator Co SA (The)	43,681

2,849	Semapa-Sociedade de Investimento e Gestao	45,047

51,764	Sonae SGPS SA	49,128

	Total Portugal	189,520

	Singapore — 2.0%

26,500	China Sunsine Chemical Holdings Ltd	25,074

55,700	UMS Holdings Ltd	25,409

321,100	Yanlord Land Group Ltd	303,064

	Total Singapore	353,547

	South Africa — 0.8%

2,009	Astral Foods Ltd	25,388

46,254	Blue Label Telecoms Ltd *	17,569

12,490	Metair Investments Ltd	17,049

7,980	Reunert Ltd	42,320

6,238	Tsogo Sun Holdings Ltd	9,489

3,235	Wilson Bayly Holmes-Ovcon Ltd	34,014

	Total South Africa	145,829

	South Korea — 7.2%

874	Chong Kun Dang Pharmaceutical Corp	80,161

289	Cuckoo Holdings Co Ltd	35,331

1,899	Daihan Pharmaceutical Co Ltd	67,952

2,255	DongKook Pharmaceutical Co Ltd	123,863

3,568	Dongwha Pharm Co Ltd	29,128

12,914	Dongwon Development Co Ltd	46,652

580	Green Cross Holdings Corp	12,531

133	GS Home Shopping Inc	23,216

392	Huons Co Ltd	25,563

343	HwaSung Industrial Co Ltd	4,566

2,312	Hyundai Corp	60,008

125	Hyundai Home Shopping Network Corp	11,144

716	KC Co Ltd	8,194

968	Korea United Pharm Inc	20,661

687	Korean Reinsurance Co	5,469

14,809	Kwang Dong Pharmaceutical Co Ltd	90,894

9,331	Kyungdong Pharm Co Ltd	105,304

7,498	LF Corp	161,678

3,890	LOTTE Himart Co Ltd	182,072

391	Nice Information & Telecommunication Inc	6,557

2,795	Samjin Pharmaceutical Co Ltd	108,362

19,728	Seohan Co Ltd	32,575

3,347	Seoyon E-Hwa Co Ltd	11,965

793	SL Corp	11,501

194	Spigen Korea Co Ltd	8,234

	Total South Korea	1,273,581

	Spain — 1.5%

40,843	Ence Energia y Celulosa SA	258,450

652	Papeles y Cartones de Europa SA	12,422

	Total Spain	270,872

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Sweden — 3.5%

3,513	Fabege AB	43,807

9,810	Granges AB	99,642

1,164	Hemfosa Fastigheter AB	9,210

7,483	Hexpol AB	66,147

3,459	Kindred Group Plc	33,817

33,104	Klovern AB – B Shares	38,060

1,421	KNOW IT AB	26,822

14,996	Nobina AB	96,305

3,494	Nolato AB – B Shares	152,010

1,164	Nyfosa AB *	5,447

850	Oriflame Holding AG *	21,447

4,850	Resurs Holding AB	31,328

	Total Sweden	624,042

	Switzerland — 4.4%

2,536	ALSO Holding AG (Registered) *	283,932

1,011	BKW AG	68,821

2,674	Bobst Group SA (Registered)	199,730

276	Georg Fischer AG (Registered)	215,457

119	Zehnder Group AG – Class RG	4,389

	Total Switzerland	772,329

	Taiwan — 2.2%

184,000	Coretronic Corp	240,426

76,000	Wah Lee Industrial Corp	124,775

49,000	Walsin Lihwa Corp	29,556

	Total Taiwan	394,757

	Turkey — 0.0%

7,850	Selcuk Ecza Deposu Ticaret ve Sanayi AS	4,384

	United Kingdom — 14.1%

23,791	Computacenter Plc	326,069

10,020	Games Workshop Group Plc	388,295

26,745	IG Group Holdings Plc	202,094

2,200	John Laing Group Plc	9,204

588	Keller Group Plc	4,401

17,902	Morgan Sindall Group Plc	280,474

1,989	Pagegroup Plc	12,656

20,307	Plus500 Ltd	393,576

22,105	QinetiQ Group Plc	83,968

10,316	Softcat Plc	79,323

54,834	SThree Plc	200,533

78,268	Stock Spirits Group Plc	190,796

48,305	Vesuvius Plc	325,955

	Total United Kingdom	2,497,344

	TOTAL COMMON STOCKS (COST $20,185,103)	17,272,914

	PREFERRED STOCKS (a) — 0.4%

	Germany — 0.4%

1,142	Sixt SE	77,924

	TOTAL PREFERRED STOCKS (COST $88,816)	77,924

Shares	Description	Value ($)

	MUTUAL FUNDS — 1.7%

	United States — 1.7%

	Affiliated Issuers — 1.7%

12,088	GMO U.S. Treasury Fund	301,965

	TOTAL MUTUAL FUNDS (COST $301,888)	301,965

	SHORT-TERM INVESTMENTS — 0.2%

	Money Market Funds — 0.2%

35,657	State Street Institutional Treasury Money Market Fund – Premier Class, 2.19% (b)	35,657

	TOTAL SHORT-TERM INVESTMENTS (COST $35,657)	35,657

	TOTAL INVESTMENTS — 99.9% (Cost $20,611,464)	17,688,460

	Other Assets and Liabilities (net) — 0.1%	14,726

	TOTAL NET ASSETS — 100.0%	$17,703,186

A summary of outstanding financial instruments at November 30, 2018 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
2	Mini MSCI EAFE	December 2018	$181,630	$(12,684)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of November 30, 2018, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

REIT - Real Estate Investment Trust

*	Non-income producing security.

(a)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(b)	The rate disclosed is the 7 day net yield as of November 30, 2018.

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 97.4%

	Australia — 5.4%

281,212	Abacus Property Group (REIT)	653,459

53,956	Altium Ltd	900,325

184,450	Appen Ltd	1,892,693

567,386	Beach Energy Ltd	636,776

375,786	Caltex Australia Ltd	7,582,981

50,538	Coles Group Ltd *	432,547

1,234,009	Costa Group Holdings Ltd	6,895,494

112,623	Credit Corp Group Ltd	1,588,490

237,095	Crown Resorts Ltd	2,035,935

348,585	CSL Ltd	45,443,769

2,493,489	CSR Ltd	5,487,977

3,445,891	Downer EDI Ltd	15,863,438

110,271	Elders Ltd	547,343

107,401	IDP Education Ltd	721,216

787,142	Macquarie Group Ltd	66,239,462

887,691	Mineral Resources Ltd	9,950,902

3,487,833	Nine Entertainment Co Holdings Ltd	4,491,239

1,417,037	OZ Minerals Ltd	9,009,192

509,074	Pact Group Holdings Ltd	1,279,855

980,512	Sandfire Resources NL	4,608,249

1,030,174	Shopping Centres Australasia Property Group (REIT)	1,993,969

252,701	Southern Cross Media Group Ltd	200,504

429,091	Super Retail Group Ltd	2,302,805

319,432	Tassal Group Ltd	982,453

17,335	Virtus Health Ltd	62,203

50,538	Wesfarmers Ltd	1,170,401

223,777	Whitehaven Coal Ltd	701,776

	Total Australia	193,675,453

	Austria — 0.3%

69,286	Oesterreichische Post AG	2,556,675

183,994	OMV AG	9,319,165

	Total Austria	11,875,840

	Belgium — 0.4%

538,793	AGFA-Gevaert NV *	2,318,832

1,001	Barco NV	112,294

40,732	D’ieteren SA/NV	1,636,445

6,577	Elia System Operator SA/NV	439,103

129,378	KBC Group NV	9,306,194

79,421	Orange Belgium SA	1,485,089

	Total Belgium	15,297,957

	Denmark — 2.1%

417,927	Novo Nordisk A/S Sponsored ADR	19,483,757

683,348	Novo Nordisk A/S – Class B	31,783,489

11,091	Per Aarsleff Holding A/S	331,346

14,914	Rockwool International A/S – Class B	3,883,163

199,386	Royal Unibrew A/S	14,476,471

7,566	Schouw & Co AB	623,053

57,835	SimCorp A/S	3,691,174

	Total Denmark	74,272,453

Shares	Description	Value ($)

	Finland — 0.8%

40,363	DNA Oyj	746,419

174,952	Neste Oyj	13,696,733

23,933	Tieto Oyj	691,708

456,116	UPM-Kymmene Oyj	12,182,616

	Total Finland	27,317,476

	France — 9.1%

7,525	Alten SA	684,981

822,598	BNP Paribas SA	41,375,188

79,933	Christian Dior SE	29,713,637

618,691	CNP Assurances	14,173,954

16,807	Dassault Systemes SE	2,020,795

10,954	Hermes International	5,930,646

15,143	IPSOS	385,280

394,924	L’Oreal SA	93,188,147

20,535	LVMH Moet Hennessy Louis Vuitton SE	5,877,877

208,823	Metropole Television SA	3,707,375

804,169	Peugeot SA	17,693,302

14,184	Safran SA	1,775,392

195,296	Sanofi	17,705,594

233,828	Sanofi ADR	10,604,100

637,497	Societe Generale SA	23,411,894

2,093,439	STMicroelectronics NV	31,007,834

1,788,022	STMicroelectronics NV – NY Shares	26,552,127

	Total France	325,808,123

	Germany — 10.8%

114,812	ADVA Optical Networking SE *	972,319

478,492	Allianz SE (Registered)	101,465,072

221,925	BASF SE	16,228,718

32,954	Bayer AG (Registered)	2,418,186

925,987	Bayerische Motoren Werke AG	76,035,860

63,616	Bechtle AG	5,119,855

5,166	Cewe Stiftung & Co KGAA	401,171

298,750	Covestro AG	17,304,495

958,266	Daimler AG (Registered Shares)	54,179,773

2,236,952	Deutsche Lufthansa AG (Registered)	54,727,238

682,952	Deutsche Pfandbriefbank AG	8,172,043

8,615	Diebold Nixdorf AG	543,792

43,776	Henkel AG & Co KGaA	4,536,890

6,074	Indus Holding AG	279,659

50,576	Jenoptik AG	1,538,797

188,953	RHOEN-KLINIKUM AG	4,757,256

6,257	Siemens AG (Registered)	728,159

105,206	Software AG	4,309,632

45,692	Talanx AG	1,635,057

173,865	Volkswagen AG	28,915,342

	Total Germany	384,269,314

	Hong Kong — 2.5%

2,584,073	BOC Hong Kong Holdings Ltd	10,117,766

2,523,640	Champion (REIT)	1,757,566

2,067,814	Dah Sing Banking Group Ltd	3,919,985

411,515	Dah Sing Financial Holdings Ltd	2,283,562

4,603,096	Esprit Holdings Ltd *	1,073,462

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Hong Kong — continued

291,645	Fortune Real Estate Investment Trust	334,728

3,809,645	Global Brands Group Holding Ltd *	183,323

2,171,001	Hysan Development Co Ltd	10,403,736

4,988,469	I-CABLE Communications Ltd *	74,926

1,751,913	Kerry Properties Ltd	6,038,620

803,257	Luk Fook Holdings International Ltd	2,351,051

1,419,647	Pacific Textiles Holdings Ltd	1,471,803

9,434,916	SJM Holdings Ltd	8,558,854

1,336,673	SmarTone Telecommunications Holdings Ltd	1,666,399

381,680	Television Broadcasts Ltd	840,507

47,968,920	WH Group Ltd	35,022,725

268,477	Wharf Holdings Ltd (The)	720,654

563,045	Wheelock & Co Ltd	3,239,984

740,122	Xinyi Automobile Glass Hong Kong Enterprises Ltd *	183,589

	Total Hong Kong	90,243,240

	Ireland — 0.2%

45,911	ICON Plc *	6,644,240

	Israel — 0.1%

76,142	Bank Leumi Le-Israel BM	501,059

647,362	Israel Discount Bank Ltd – Class A	2,241,751

	Total Israel	2,742,810

	Italy — 4.7%

68,883	De’ Longhi SPA	1,875,775

4,454,752	Enel SPA	24,234,087

99,551	ERG SPA	1,814,531

669,237	EXOR NV	39,468,557

4,418,924	Fiat Chrysler Automobiles NV *	73,309,949

860,308	Hera SPA	2,367,537

1,952,528	Iren SPA	4,247,765

45,129	La Doria SPA	426,400

845,625	Mediobanca Banca di Credito Finanziario SPA	7,467,480

8,580	Reply SPA	479,349

1,366,110	Societa Cattolica di Assicurazioni SC	11,273,613

	Total Italy	166,965,043

	Japan — 27.6%

45,814	Alpine Electronics Inc	743,300

73,353	AOKI Holdings Inc	947,986

4,136,676	Asahi Kasei Corp	45,404,982

4,879,650	Astellas Pharma Inc	75,194,349

111,927	Autobacs Seven Co Ltd	1,715,076

20,700	Bandai Namco Holdings Inc	871,018

1,741,921	Brother Industries Ltd	29,148,564

45,636	Cawachi Ltd	889,549

3,900	Central Japan Railway Co	803,061

188,457	CKD Corp	1,908,834

10,946	Computer Engineering & Consulting Ltd	237,825

180,533	Cosmo Energy Holdings Co Ltd	4,223,329

86,819	Daiwabo Holdings Co Ltd	4,872,521

709,162	DCM Holdings Co Ltd	7,052,036

226,509	Denka Co Ltd	7,318,407

81,385	Dexerials Corp	713,625

Shares	Description	Value ($)

	Japan — continued

61,878	Doutor Nichires Holdings Co Ltd	1,208,601

15,183	DTS Corp	548,323

6,621	Ehime Bank Ltd (The)	67,422

663,392	Fancl Corp	17,353,820

632,845	Fuji Electric Co Ltd	19,952,471

266,500	Fuji Media Holdings Inc	4,151,915

63,600	FUJIFILM Holdings Corp	2,531,227

245,996	Fujitsu Ltd	15,194,998

30,189	Fuyo General Lease Co Ltd	1,834,357

148,912	Geo Holdings Corp	2,506,663

20,435	Gunze Ltd	803,963

306,600	Hakuhodo DY Holdings Inc	4,696,323

153,267	Hanwa Co Ltd	4,598,905

2,612,578	Hitachi Ltd	76,082,157

26,600	Honda Motor Co Ltd	750,412

255,849	House Foods Group Inc	9,099,784

5,158,868	ITOCHU Corp	91,826,442

161,711	Kanematsu Corp	2,066,973

727,100	KDDI Corp	17,084,456

132,317	Keihin Corp	2,293,033

53,669	Kohnan Shoji Co Ltd	1,324,900

238,100	Konica Minolta Inc	2,149,449

41,595	Kose Corp	6,222,424

50,667	Mandom Corp	1,487,325

6,225,612	Marubeni Corp	46,522,831

2,019	Maruwa Co Ltd	114,884

9,121,256	Mitsubishi Chemical Holdings Corp	74,825,046

786,116	Mitsubishi Corp	21,245,876

1,519,987	Mitsubishi Electric Corp	20,122,867

716,841	Mitsubishi Gas Chemical Co Inc	11,805,512

383,533	Mitsui & Co Ltd	6,010,052

296,614	Mitsui Chemicals Inc	7,550,251

3,178	Mitsui Sugar Co Ltd	84,665

80,150	Modec Inc	1,995,306

76,266	Namura Shipbuilding Co Ltd	377,291

376,472	NET One Systems Co Ltd	7,815,534

151,957	Nichias Corp	2,954,101

111,309	Nippo Corp	1,898,360

2,153,644	Nippon Telegraph & Telephone Corp	88,840,048

68,233	Nippon Signal Co Ltd	609,236

104,512	Nishi-Nippon Financial Holdings Inc	1,138,162

88,887	Nisshin Seifun Group Inc	1,873,974

31,300	NTT DOCOMO Inc	726,147

707	NuFlare Technology Inc	38,274

134,392	Okinawa Electric Power Co (The)	2,671,661

205,946	Pola Orbis Holdings Inc	5,822,311

94,802	Press Kogyo Co Ltd	512,521

210,896	Prima Meat Packers Ltd	4,006,150

199,486	Rohto Pharmaceutical Co Ltd	6,324,267

37,957	San-A Co Ltd	1,595,241

100,187	Seiko Holdings Corp	2,229,300

913,928	Sekisui Chemical Co Ltd	14,869,487

210,500	Showa Corp	2,814,175

33,455	Softbank Technology Corp	625,952

11,724,287	Sojitz Corp	41,621,989

76,500	Sony Corp	4,042,629

8,910,063	Sumitomo Chemical Co Ltd	48,503,712

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

13,700	Sumitomo Dainippon Pharma Co Ltd	448,060

85,605	Sumitomo Heavy Industries Ltd	2,853,502

300	Suntory Beverage & Food Ltd	12,616

142,203	T-Gaia Corp	3,034,289

20,550	Tokyo Electron Ltd	2,901,022

43,361	Tokyo Seimitsu Co Ltd	1,298,432

151,295	Tokyu Construction Co Ltd	1,528,355

568,104	Tosoh Corp	8,011,500

48,637	Towa Pharmaceutical Co Ltd	3,612,581

1,019,254	Toyota Tsusho Corp	35,238,360

27,982	TPR Co Ltd	665,458

228,267	TS Tech Co Ltd	6,646,794

76,619	TSI Holdings Co Ltd	509,336

344,616	Ube Industries Ltd	7,864,702

5,803	UKC Holdings Corp	124,631

197,814	Valor Holdings Co Ltd	5,107,180

23,304	Warabeya Nichiyo Holdings Co Ltd	402,341

26,746	Yahagi Construction Co Ltd	180,134

547,363	Zeon Corp	5,591,462

	Total Japan	986,099,372

	Malta — 0.0%

15,858,986	BGP Holdings Plc * (a)	—

	Netherlands — 3.3%

785,037	ABN AMRO Group NV CVA	20,027,527

110,527	ASR Nederland NV	4,775,821

91,694	BinckBank NV	456,723

16,849	Corbion NV	488,059

171,411	Heineken Holding NV	15,175,341

5,729,957	ING Groep NV	69,399,584

219,402	Koninklijke Ahold Delhaize NV	5,654,031

12,763	Wolters Kluwer NV	771,600

	Total Netherlands	116,748,686

	New Zealand — 0.1%

481,967	Air New Zealand Ltd	1,020,917

208,052	Chorus Ltd	686,225

	Total New Zealand	1,707,142

	Norway — 3.6%

42,866	Aker ASA – A Shares	2,452,133

10,483	Austevoll Seafood ASA	145,257

157,525	Bakkafrost P/F	8,091,290

437,753	BW LPG Ltd *	1,717,277

2,839,042	DNB ASA	48,775,009

2,372,031	Equinor ASA	55,564,527

857,183	Leroy Seafood Group ASA	7,326,697

36,333	Salmar ASA	2,054,813

10,853	SpareBank 1 Nord Norge	80,192

517,844	Storebrand ASA	4,069,251

	Total Norway	130,276,446

Shares	Description	Value ($)

	Portugal — 0.1%

130,405	Altri SGPS SA	951,324

291,299	CTT-Correios de Portugal SA	1,183,336

156,727	Navigator Co SA (The)	658,641

639,463	REN-Redes Energeticas Nacionais SGPS SA	1,745,612

	Total Portugal	4,538,913

	Singapore — 0.0%

43,386	Venture Corp Ltd	475,048

81,474	Yanlord Land Group Ltd	76,897

	Total Singapore	551,945

	Spain — 1.0%

394,444	Ebro Foods SA	8,058,215

330,696	Ence Energia y Celulosa SA	2,092,607

3,144,843	International Consolidated Airlines Group SA	25,213,957

492,850	Unicaja Banco SA	595,586

	Total Spain	35,960,365

	Sweden — 5.1%

192,628	Kindred Group Plc SDR	1,883,208

52,970	Klovern AB – B Shares	60,901

11,315	Nolato AB – B Shares	492,272

101,687	Oriflame Holding AG	2,565,718

2,800,747	Sandvik AB	41,594,146

374,746	SAS AB *	921,975

101,246	Securitas AB – B Shares	1,708,918

50,275	SKF AB – B Shares	795,558

3,643,925	Svenska Cellulosa AB SCA – Class B	29,375,673

32,090	Swedbank AB – A Shares	746,527

798,956	Swedish Match AB	31,225,263

5,063,466	Volvo AB – B Shares	70,652,440

94,381	Wihlborgs Fastigheter AB	1,078,025

	Total Sweden	183,100,624

	Switzerland — 5.0%

51,443	Ascom Holding AG (Registered)	752,333

6,111	Autoneum Holding AG	1,199,395

1,566	Banque Cantonale Vaudoise (Registered)	1,195,785

5,028	BKW AG	342,270

303	Bobst Group SA (Registered)	22,632

13,954	Bucher Industries AG (Registered)	3,811,494

3,009	Emmi AG (Registered)	2,294,502

29,441	Galenica AG *	1,370,294

250,496	GAM Holding AG *	1,320,144

20,698	Georg Fischer AG (Registered)	16,157,699

10,879	Implenia AG (Registered)	557,167

8,453	Kardex AG (Registered) *	1,006,383

4,802	Komax Holding AG (Registered)	1,240,541

17,800	Logitech International SA (Registered)	601,818

453,393	Logitech International SA (Registered)	15,296,806

78,977	Nestle SA (Registered)	6,737,765

200,237	Novartis AG (Registered)	18,281,923

41,399	Roche Holding AG	10,671,516

191,873	Roche Holding AG – Genusschein	49,807,149

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Switzerland — continued

328,214	Sika AG (Registered)	40,728,328

1,448	Valora Holding AG (Registered) *	348,126

53,896	Vontobel Holding AG (Registered)	3,104,284

4,556	Zehnder Group AG – Class RG	168,051

2,356	Zurich Insurance Group AG	740,551

	Total Switzerland	177,756,956

	United Kingdom — 15.2%

2,947,306	3i Group Plc	31,483,804

589,068	Ashtead Group Plc	13,282,326

844,662	AstraZeneca Plc	65,773,096

42,303	AVEVA Group Plc	1,385,933

362,801	Barratt Developments Plc	2,145,141

396,139	Bellway Plc	12,857,076

665,385	Berkeley Group Holdings Plc (The)	27,423,640

260,399	Bovis Homes Group Plc	2,859,747

1,314,640	British American Tobacco Plc	46,027,946

679,748	Cairn Energy Plc *	1,523,872

779,336	Coca-Cola HBC AG *	23,311,722

3,780,523	Debenhams Plc	315,877

57,199	Diageo Plc Sponsored ADR	8,256,676

40,126	easyJet Plc	570,717

1,404,694	Electrocomponents Plc	9,233,064

2,677,816	Ferrexpo Plc	6,019,296

72,590	Fevertree Drinks Plc	2,222,664

6,564,594	Firstgroup Plc *	7,508,452

363,350	Galliford Try Plc	3,338,220

5,537,813	GlaxoSmithKline Plc	114,798,463

117,113	Halfords Group Plc	438,134

17,200	HSBC Holdings Plc Sponsored ADR	731,688

294,196	Hunting Plc *	2,132,146

1,702,031	IG Group Holdings Plc	12,861,093

1,023,082	Inchcape Plc	7,595,286

13,671	Indivior Plc *	17,833

32,426	Intermediate Capital Group Plc	421,198

294,638	JD Sports Fashion Plc	1,490,381

6,390,902	Legal & General Group Plc	20,014,381

152,655	Mondi Plc	3,342,826

356,328	National Express Group Plc	1,838,991

401,841	Next Plc	25,090,939

419,548	Nomad Foods Ltd *	8,483,260

215,905	Pagegroup Plc	1,373,844

2,029,114	Persimmon Plc	49,319,019

744,267	Plus500 Ltd	14,424,865

218,521	QinetiQ Group Plc	830,072

119,604	Royal Mail Plc	489,321

61,871	Savills Plc	574,596

171,300	Spectris Plc	5,244,979

332,423	Tate & Lyle Plc	3,046,867

313,257	Vesuvius Plc	2,113,811

	Total United Kingdom	542,213,262

	TOTAL COMMON STOCKS (COST $3,735,255,828)	3,478,065,660

Shares	Description	Value ($)

	PREFERRED STOCKS (b) — 0.7%

	Germany — 0.7%

42,611	Bayerische Motoren Werke AG	3,107,423

6,720	Henkel AG & Co KGaA	778,873

143,742	Jungheinrich AG	4,804,336

101,810	Volkswagen AG	17,279,902

	Total Germany	25,970,534

	TOTAL PREFERRED STOCKS (COST $23,788,754)	25,970,534

	MUTUAL FUNDS — 1.2%

	United States — 1.2%

	Affiliated Issuers — 1.2%

1,734,382	GMO U.S. Treasury Fund	43,324,853

	TOTAL MUTUAL FUNDS (COST $43,324,853)	43,324,853

	SHORT-TERM INVESTMENTS — 0.2%

	Money Market Fund — 0.2%

8,212,300	State Street Institutional Treasury Money Market Fund – Premier Class, 2.19% (c)	8,212,300

	TOTAL SHORT-TERM INVESTMENTS (COST $8,212,300)	8,212,300

	TOTAL INVESTMENTS — 99.5% (Cost $3,810,581,735)	3,555,573,347
	Other Assets and Liabilities (net) — 0.5%	17,640,035

	TOTAL NET ASSETS — 100.0%	$3,573,213,382

A summary of outstanding financial instruments at November 30, 2018 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
390	Mini MSCI EAFE	December 2018	$35,417,850	$61,835

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of November 30, 2018, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2018 (Unaudited)

Notes to Schedule of Investments:

ADR - American Depositary Receipt

CVA - Certificaaten van aandelen (Share Certificates)

REIT - Real Estate Investment Trust

SDR - Swedish Depositary Receipt

*	Non-income producing security.
(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(b)	Preferred dividend rates are disclosed to the extent that a stated rate exists.
(c)	The rate disclosed is the 7 day net yield as of November 30, 2018.

GMO Quality Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 98.6%

	Banks — 6.3%

3,793,427	US Bancorp	206,590,034

3,956,692	Wells Fargo & Co.	214,769,242

	Total Banks	421,359,276

	Capital Goods — 7.6%

1,172,411	3M Co.	243,767,695

514,294	Honeywell International, Inc.	75,472,645

537,735	Knorr-Bremse AG *	50,217,431

1,156,887	United Technologies Corp.	140,955,112

	Total Capital Goods	510,412,883

	Consumer Services — 0.8%

2,365,446	Compass Group Plc	50,727,029

	Diversified Financials — 2.9%

1,720,146	American Express Co.	193,120,791

	Food & Staples Retailing — 3.3%

951,973	Costco Wholesale Corp.	220,172,315

	Food, Beverage & Tobacco — 6.4%

2,063,921	British American Tobacco Plc	72,261,641

2,439,355	Coca-Cola Co. (The)	122,943,492

1,394,849	Nestle SA (Registered)	118,998,750

278,567	PepsiCo, Inc.	33,968,460

975,007	Philip Morris International, Inc.	84,367,356

	Total Food, Beverage & Tobacco	432,539,699

	Health Care Equipment & Services — 12.3%

1,458,247	Abbott Laboratories	107,983,191

573,629	Anthem, Inc.	166,392,564

274,667	Becton Dickinson and Co.	69,422,084

2,337,670	Medtronic Plc	227,992,955

888,286	UnitedHealth Group, Inc.	249,928,149

	Total Health Care Equipment & Services	821,718,943

	Household & Personal Products — 4.2%

1,729,340	Reckitt Benckiser Group Plc	143,953,133

2,516,800	Unilever Plc	136,396,003

	Total Household & Personal Products	280,349,136

	Media & Entertainment — 8.2%

176,055	Alphabet, Inc. – Class A *	195,359,431

244,831	Alphabet, Inc. – Class C *	267,950,391

635,972	Facebook, Inc. – Class A *	89,424,023

	Total Media & Entertainment	552,733,845

	Pharmaceuticals, Biotechnology & Life Sciences — 10.8%

1,675,508	Johnson & Johnson	246,132,125

2,149,241	Merck & Co., Inc.	170,520,781

1,493,136	Novartis AG (Registered)	136,325,444

664,540	Roche Holding AG – Genusschein	172,503,911

	Total Pharmaceuticals, Biotechnology & Life Sciences	725,482,261

Shares / Par Value†	Description	Value ($)

	Retailing — 2.4%

9,532	Booking Holdings, Inc. *	18,033,400

2,884,294	TJX Cos, Inc. (The)	140,897,762

	Total Retailing	158,931,162

	Semiconductors & Semiconductor Equipment — 5.2%

899,032	QUALCOMM, Inc.	52,377,604

18,359,790	Taiwan Semiconductor Manufacturing Co Ltd	135,592,419

1,643,544	Texas Instruments, Inc.	164,107,869

	Total Semiconductors & Semiconductor Equipment	352,077,892

	Software & Services — 18.9%

1,249,673	Accenture Plc – Class A	205,596,202

2,171,758	Cognizant Technology Solutions Corp. – Class A	154,694,323

265,051	Mastercard, Inc. – Class A	53,293,805

3,284,708	Microsoft Corp.	364,241,270

6,623,038	Oracle Corp.	322,939,333

1,072,629	SAP SE	111,099,317

363,592	Visa, Inc. – Class A	51,524,622

	Total Software & Services	1,263,388,872

	Technology Hardware & Equipment — 9.3%

528,265	Amphenol Corp. – Class A	46,455,624

2,248,391	Apple, Inc.	401,517,665

3,615,186	Cisco Systems, Inc.	173,058,954

	Total Technology Hardware & Equipment	621,032,243

	TOTAL COMMON STOCKS (COST $4,477,505,975)	6,604,046,347

	DEBT OBLIGATIONS — 0.4%

	U.S. Government — 0.4%

26,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 2.43%, due 07/31/20	26,010,676

	TOTAL DEBT OBLIGATIONS (COST $26,000,058)	26,010,676

	MUTUAL FUNDS — 0.1%

	Affiliated Issuers — 0.1%

323,344	GMO U.S. Treasury Fund	8,077,124

	TOTAL MUTUAL FUNDS (COST $8,073,891)	8,077,124

	SHORT-TERM INVESTMENTS — 0.8%

	Money Market Funds — 0.8%

55,814,714	State Street Institutional Treasury Money Market Fund – Premier Class, 2.19% (a)	55,814,714

GMO Quality Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Par Value†	Description	Value ($)
	U.S. Government — 0.0%
1,500,000	U.S. Treasury Bill, 2.45%, due 04/25/19 (b)	1,485,462

	TOTAL SHORT-TERM INVESTMENTS (COST $57,300,214)	57,300,176

	TOTAL INVESTMENTS — 99.9% (Cost $4,568,880,138)	6,695,434,323
	Other Assets and Liabilities (net) — 0.1%	4,569,096

	TOTAL NET ASSETS — 100.0%	$6,700,003,419

Notes to Schedule of Investments:

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

The rates shown on variable rate notes are the current interest rates at November 30, 2018, which are subject to change based on the terms of the security.

†	Denominated in U.S. Dollar, unless otherwise indicated.
*	Non-income producing security.
(a)	The rate disclosed is the 7 day net yield as of November 30, 2018.
(b)	The rate shown represents yield-to-maturity.

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 86.4%

	Argentina — 1.0%

634,100	Adecoagro SA *	4,426,018

	Australia — 4.5%

1,156,977	Ausdrill Ltd	1,230,728

233,874	Beach Energy Ltd	262,476

424,574	Mineral Resources Ltd	4,759,420

244,343	OZ Minerals Ltd	1,553,476

946,257	Sandfire Resources NL	4,447,256

2,761,090	South32 Ltd	6,239,390

94,962	Woodside Petroleum Ltd	2,164,436

	Total Australia	20,657,182

	Austria — 0.6%

57,249	OMV AG	2,899,621

	Brazil — 1.6%

463,800	Cosan SA	4,133,855

565,257	Sao Martinho SA	2,636,326

61,300	SLC Agricola SA	736,052

	Total Brazil	7,506,233

	Canada — 1.1%

115,200	Canadian Solar Inc *	1,946,880

51,900	Enerflex Ltd	637,105

21,531	Nutrien Ltd	1,110,138

30,140	Nutrien Ltd	1,552,539

	Total Canada	5,246,662

	China — 2.2%

2,222,000	China High Speed Transmission Equipment Group Co Ltd	2,617,576

2,961,713	Inner Mongolia Eerduosi Resourses Co Ltd – Class A	3,390,001

1,073,300	Shenzhen Zhongjin Lingnan Nonfemet Co Ltd – Class A	648,961

3,284,200	Xinjiang Goldwind Science & Technology Co Ltd – Class H	3,267,322

	Total China	9,923,860

	Colombia — 0.7%

3,125,056	Ecopetrol SA	3,000,402

	Denmark — 2.1%

129,074	Vestas Wind Systems A/S	9,648,466

	Finland — 0.1%

53,688	Kemira Oyj	618,889

	France — 4.1%

206,887	Suez	3,082,328

181,580	TOTAL SA	10,099,433

156,205	Veolia Environnement SA	3,328,549

33,592	Vilmorin & Cie SA	2,218,054

	Total France	18,728,364

	Germany — 0.6%

33,273	CropEnergies AG	143,103

46,756	K+S AG (Registered)	824,177

69,356	Nordex SE *	683,465

Shares	Description	Value ($)

	Germany — continued

370,435	PNE Wind AG	1,059,149

	Total Germany	2,709,894

	Hungary — 0.6%

247,117	MOL Hungarian Oil & Gas Plc	2,738,783

	India — 0.4%

954,634	Oil & Natural Gas Corp Ltd	1,911,568

	Indonesia — 0.1%

12,245,700	Medco Energi Internasional Tbk PT *	603,266

	Israel — 2.3%

1,085,021	Israel Chemicals Ltd	6,366,709

11,605	Israel Corp Ltd (The)	3,381,663

12,876	Jerusalem Oil Exploration *	809,105

	Total Israel	10,557,477

	Italy — 0.3%

325,959	Saipem SPA *	1,431,216

	Japan — 4.8%

93,200	Ebara Corp	2,421,508

289,600	Hitachi Zosen Corp	995,203

131,700	Kubota Corp	2,253,537

21,200	Kurita Water Industries Ltd	569,886

245,500	Mitsubishi Materials Corp	6,903,013

29,300	Modec Inc	729,413

41,500	Nittetsu Mining Co Ltd	2,034,313

14,400	Organo Corp	398,377

76,300	Shinko Plantech Co Ltd	774,940

226,100	Sumitomo Forestry Co Ltd	3,341,705

132,400	Takuma Co Ltd	1,867,010

	Total Japan	22,288,905

	Netherlands — 0.3%

62,531	SBM Offshore NV	950,795

19,601	SIF Holding NV	289,309

	Total Netherlands	1,240,104

	Norway — 7.6%

673,545	Austevoll Seafood ASA	9,332,913

47,052	Bakkafrost P/F	2,416,831

170,390	BW Offshore Ltd *	739,526

250,243	Equinor ASA	5,861,911

217,073	Grieg Seafood ASA	2,865,637

64,106	Marine Harvest ASA	1,504,990

95,089	Ocean Yield ASA	713,287

144,638	Odfjell Drilling Ltd *	478,991

92,147	Salmar ASA	5,211,375

194,668	Subsea 7 SA	2,105,709

24,260	TGS NOPEC Geophysical Co ASA	681,200

78,878	Yara International ASA	3,177,488

	Total Norway	35,089,858

	Pakistan — 0.9%

2,870,000	Engro Fertilizers Ltd	1,604,019

1,138,000	Fauji Fertilizer Co Ltd	822,461

46,120	Millat Tractors Ltd	329,273

798,400	Oil & Gas Development Co Ltd	861,298

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Pakistan — continued

86,149	Pakistan Oilfields Ltd	305,031

	Total Pakistan	3,922,082

	Poland — 1.8%

268,834	KGHM Polska Miedz SA *	6,375,011

1,228,635	Polskie Gornictwo Naftowe i Gazownictwo SA	2,090,537

	Total Poland	8,465,548

	Russia — 12.8%

1,636,830	Gazprom Neft PJSC	8,873,093

161,479	LUKOIL PJSC Sponsored ADR	11,916,324

680,046	MMC Norilsk Nickel PJSC ADR	12,864,430

31,880	Novatek PJSC Sponsered GDR (Registered)	5,439,794

315,037	PhosAgro PJSC GDR (Registered)	4,215,356

575,419	Ros Agro Plc GDR (Registered)	6,297,073

610,322	Rosneft PJSC GDR (Registered)	3,853,065

82,111	Tatneft PJSC Sponsored ADR	5,199,250

98,620	TMK PJSC GDR (Registered)	328,293

	Total Russia	58,986,678

	Singapore — 0.0%

2,725,600	Ezra Holdings Ltd * (a)	—

	South Africa — 1.1%

179,383	African Rainbow Minerals Ltd	1,570,248

126,555	Sasol Ltd	3,721,259

	Total South Africa	5,291,507

	South Korea — 0.8%

7,324	Korea Zinc Co Ltd	2,783,591

1,358	Young Poong Corp	878,285

	Total South Korea	3,661,876

	Spain — 1.5%

73,130	Fomento de Construcciones y Contratas SA *	1,028,419

335,203	Repsol SA	5,774,321

	Total Spain	6,802,740

	Sweden — 1.7%

289,099	Boliden AB	6,489,955

169,522	Svenska Cellulosa AB SCA – Class B	1,366,609

	Total Sweden	7,856,564

	Switzerland — 0.1%

436	Gurit Holding AG	430,519

	Thailand — 1.9%

2,153,900	Esso Thailand Pcl (Foreign Registered)	808,103

703,164	PTT Exploration & Production Pcl (Foreign Registered)	2,832,827

3,435,110	PTT Pcl (Foreign Registered)	5,165,708

	Total Thailand	8,806,638

	Turkey — 0.4%

1,198,966	Koza Anadolu Metal Madencilik Isletmeleri AS *	1,788,090

Shares	Description	Value ($)

	Ukraine — 0.8%

267,341	Kernel Holding SA	3,771,277

	United Kingdom — 13.8%

918,201	Anglo American Plc	18,496,894

346,326	Antofagasta Plc	3,553,972

627,931	BHP Group Plc	12,090,978

347,921	BP Plc	2,313,849

339,132	Central Asia Metals Plc	921,141

368,754	Glencore Plc *	1,374,618

78,145	John Wood Group Plc	633,955

265,614	Petrofac Ltd	1,729,495

240,435	Polypipe Group Plc	1,050,892

528,296	Premier Oil Plc *	477,088

447,227	Rio Tinto Plc	20,439,229

25,528	Royal Dutch Shell Plc A Shares (London)	773,449

	Total United Kingdom	63,855,560

	United States — 13.8%

25,100	AGCO Corp.	1,497,968

89,900	Albemarle Corp.	8,659,168

34,000	C&J Energy Services, Inc. *	584,120

270,902	Chesapeake Energy Corp. *	791,034

13,300	Deere & Co.	2,059,904

180,008	Denbury Resources, Inc. *	406,818

135,484	Ensco Plc – Class A	768,194

92,900	First Solar, Inc. *	4,129,405

2,218,354	Freeport-McMoRan, Inc.	26,487,147

29,700	Mosaic Co. (The)	1,069,200

102,800	Noble Corp Plc *	428,676

98,600	Renewable Energy Group, Inc. *	2,657,270

68,600	Rowan Cos Plc – Class A *	950,796

308,455	SolarEdge Technologies, Inc. *	12,008,153

126,500	Southwestern Energy Co. *	609,730

71,400	W&T Offshore, Inc. *	414,834

	Total United States	63,522,417

	TOTAL COMMON STOCKS (COST $367,396,152)	398,388,264

	PREFERRED STOCKS (b) — 10.0%

	Brazil — 4.3%

2,394,299	Bradespar SA	19,688,259

	Chile — 3.8%

401,312	Sociedad Quimica y Minera de Chile SA Sponsored ADR	17,657,728

	Russia — 1.9%

39,101	Bashneft PJSC	1,076,668

8,633,884	Surgutneftegas OJSC	4,868,768

357,301	Tatneft PJSC	2,711,122

	Total Russia	8,656,558

	TOTAL PREFERRED STOCKS (COST $34,757,538)	46,002,545

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Shares	Description	Value ($)

	RIGHTS/WARRANTS — 0.0%

	Singapore — 0.0%

2,117,812	Ezion Holdings Ltd, Expires 04/16/23 * (c)	—

	TOTAL RIGHTS/WARRANTS (COST $0)	—

	MUTUAL FUNDS — 3.2%

	United States — 3.2%

	Affiliated Issuers — 3.2%

603,160	GMO U.S. Treasury Fund	15,066,938

	TOTAL MUTUAL FUNDS (COST $15,063,668)	15,066,938

	SHORT-TERM INVESTMENTS — 0.2%

	Money Market Fund — 0.2%

908,421	State Street Institutional Treasury Money Market Fund – Premier Class, 2.19% (d)	908,421

	TOTAL SHORT-TERM INVESTMENTS (COST $908,421)	908,421

	TOTAL INVESTMENTS — 99.8% (Cost $418,125,779)	460,366,168
	Other Assets and Liabilities (net) — 0.2%	780,994

	TOTAL NET ASSETS — 100.0%	$461,147,162

Notes to Schedule of Investments:

ADR - American Depositary Receipt

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depositary Receipt

OJSC - Open Joint-Stock Company

PJSC - Private Joint-Stock Company

*	Non-income producing security.
(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(b)	Preferred dividend rates are disclosed to the extent that a stated rate exists.
(c)	Investment valued using significant unobservable inputs.
(d)	The rate disclosed is the 7 day net yield as of November 30, 2018.

GMO Risk Premium Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — 59.5%

	U.S. Government — 48.5%

85,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.03%, 2.42%, due 04/30/20 (a)	85,031,737

25,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.05%, 2.43%, due 10/31/19	25,015,568

92,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 2.43%, due 07/31/20 (a)	92,037,777

27,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.05%, 2.43%, due 10/31/20	26,997,870

	Total U.S. Government	229,082,952

	U.S. Government Agency — 11.0%

8,000,000	Federal Home Loan Banks, Variable Rate, 1 mo. USD LIBOR – 0.11%, 2.20%, due 04/22/19	7,997,882

10,000,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR – 0.16%, 2.17%, due 06/12/19	10,000,749

14,000,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR – 0.17%, 2.23%, due 04/03/20	13,996,891

20,000,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR – 0.24%, 2.20%, due 04/13/20	19,975,118

	Total U.S. Government Agency	51,970,640

	TOTAL DEBT OBLIGATIONS (COST $280,978,784)	281,053,592

Shares / Par Value†	Description	Value ($)

	SHORT-TERM INVESTMENTS — 41.2%

	Money Market Funds — 0.2%

1,038,163	State Street Institutional Treasury Money Market Fund – Premier Class, 2.19% (b)	1,038,163

	U.S. Government — 31.1%

2,900,000	U.S. Treasury Bill, 2.44%, due 04/18/19 (c)	2,873,323

29,750,000	U.S. Treasury Note, 1.25%, due 01/31/19	29,698,685

70,000,000	U.S. Treasury Note, 1.38%, due 02/28/19	69,827,118

45,000,000	U.S. Treasury Note, 1.00%, due 03/15/19	44,820,504

	Total U.S. Government	147,219,630

	U.S. Government Agency — 9.9%

47,000,000	Federal Home Loan Banks, 2.45%, due 04/03/19 (c)	46,611,404

	TOTAL SHORT-TERM INVESTMENTS (COST $194,927,962)	194,869,197

	TOTAL INVESTMENTS — 100.7% (Cost $475,906,746)	475,922,789

	Other Assets and Liabilities (net) — (0.7%)	(3,343,150)

	TOTAL NET ASSETS — 100.0%	$472,579,639

A summary of outstanding financial instruments at November 30, 2018 is as follows:

Written Options – Puts

Index Options

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount		Value ($)
S&P 500 Index	MSLC	2,760.00	12/07/18	681	USD	187,967,577	(2,179,200)
S&P 500 Index	MSLC	2,675.00	12/03/18	351	USD	96,881,967	(104,949)
S&P 500 Index	MSLC	2,745.00	12/05/18	347	USD	95,777,899	(770,340)
FTSE 100 Index	MSLC	7,025.00	12/21/18	1,046	GBP	73,013,310	(1,636,107)

		TOTAL INDEX OPTIONS – PUTS (Premiums $8,165,921)					(4,690,596)

As of November 30, 2018, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

GMO Risk Premium Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2018 (Unaudited)

Notes to Schedule of Investments:

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

USD LIBOR - London Interbank Offered Rate denominated in United States Dollars.

The rates shown on variable rate notes are the current interest rates at November 30, 2018, which are subject to change based on the terms of the security.

†	Denominated in U.S. Dollar, unless otherwise indicated.
(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(b)	The rate disclosed is the 7 day net yield as of November 30, 2018.
(c)	The rate shown represents yield-to-maturity.

Counterparty Abbreviations:

MSLC - Morgan Stanley & Co. LLC

Currency Abbreviations:

GBP - British Pound

USD - United States Dollar

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 95.3%

	Australia — 3.7%

674	Altium Ltd	11,247

7,962	Australian Pharmaceutical Industries Ltd	8,549

25,843	BlueScope Steel Ltd	213,714

4,831	Caltex Australia Ltd	97,485

11,781	Costa Group Holdings Ltd	65,831

1,057	Crown Resorts Ltd	9,076

4,151	CSL Ltd	541,151

22,500	CSR Ltd	49,521

4,224	Macquarie Group Ltd	355,457

11,447	Nine Entertainment Co Holdings Ltd	14,740

10,507	OZ Minerals Ltd	66,801

7,819	Sandfire Resources NL	36,748

	Total Australia	1,470,320

	Austria — 1.1%

4,800	OMV AG	243,117

3,665	Raiffeisen Bank International AG	108,183

2,438	voestalpine AG	81,282

	Total Austria	432,582

	Belgium — 0.1%

4,294	AGFA-Gevaert NV *	18,480

75	Barco NV	8,414

32	UCB SA	2,697

	Total Belgium	29,591

	Brazil — 0.7%

1,600	Banco do Brasil SA	18,486

900	Banco Santander Brasil SA	9,951

3,300	Cia de Saneamento Basico do Estado de Sao Paulo	24,103

1,000	Estacio Participacoes SA	6,404

30,700	JBS SA	93,511

2,500	Kroton Educacional SA	6,791

6,500	Petrobras Distribuidora SA	41,111

4,282	Vale SA	58,542

	Total Brazil	258,899

	Canada — 2.6%

2,800	Bank of Montreal	208,600

1,400	BRP Inc Sub Voting	49,882

1,100	Canadian Imperial Bank of Commerce	92,312

100	Canadian Imperial Bank of Commerce	8,388

860	Canfor Corp *	11,787

500	Canfor Pulp Products Inc	7,218

100	George Weston Ltd	7,231

600	Husky Energy Inc	7,451

4,200	Magna International Inc	209,454

400	Royal Bank of Canada	29,329

1,200	Royal Bank of Canada	87,912

3,800	Sun Life Financial Inc	139,802

1,400	TFI International Inc	46,521

2,300	Toronto-Dominion Bank (The)	127,338

400	Transcontinental Inc – Class A	6,036

	Total Canada	1,039,261

Shares	Description	Value ($)

	China — 3.4%

8,000	Agile Group Holdings Ltd	10,931

214,000	Agricultural Bank of China Ltd – Class H	97,279

2,000	Anhui Conch Cement Co Ltd – Class H	10,529

10,000	ANTA Sports Products Ltd	45,824

13,000	BAIC Motor Corp Ltd – Class H	8,006

200	Baidu Inc Sponsored ADR *	37,656

43,000	Bank of Communications Co Ltd – Class H	32,795

42,000	China CITIC Bank Corp Ltd – Class H	26,752

76,000	China Communications Services Corp Ltd – Class H	63,654

72,200	China National Building Material Co Ltd – Class H	56,702

102,000	China Petroleum & Chemical Corp – Class H	87,312

45,000	China Railway Construction Corp Ltd – Class H	57,803

44,000	China Resources Cement Holdings Ltd	43,336

5,000	China Resources Pharmaceutical Group Ltd	7,371

19,500	China Shenhua Energy Co Ltd – Class H	43,681

202,000	China Telecom Corp Ltd – Class H	109,535

300	China Yuchai International Ltd	4,215

6,000	Chongqing Rural Commercial Bank Co Ltd – Class H	3,522

42,000	Dongfeng Motor Group Co Ltd – Class H	40,627

40,000	Geely Automobile Holdings Ltd	79,483

30,000	Guangzhou R&F Properties Co Ltd – Class H	46,780

7,000	Haier Electronics Group Co Ltd *	16,396

20,000	Harbin Electric Co Ltd – Class H	6,181

10,000	Huabao International Holdings Ltd	4,635

16,500	Kingboard Holdings Ltd	47,420

18,000	Kingboard Laminates Holdings Ltd	17,242

9,000	Lee & Man Paper Manufacturing Ltd	8,203

200	Momo Inc Sponsored ADR *	6,270

13,000	People’s Insurance Co Group of China Ltd (The) – Class H	5,635

83,000	Postal Savings Bank of China Co Ltd – Class H	50,365

14,100	Shanghai Pharmaceuticals Holding Co Ltd – Class H	34,902

16,000	Shenzhen Expressway Co Ltd – Class H	15,824

32,000	Shimao Property Holdings Ltd	79,687

20,500	Sino Biopharmaceutical Ltd	18,823

18,500	Sinopec Engineering Group Co Ltd – Class H	17,197

5,500	Sinotruk Hong Kong Ltd	9,068

6,000	Tianneng Power International Ltd	5,495

23,000	TravelSky Technology Ltd – Class H	62,094

31,000	Weichai Power Co Ltd – Class H	33,525

	Total China	1,352,755

	Colombia — 0.1%

2,700	Ecopetrol SA Sponsored ADR	51,867

	Denmark — 0.4%

1,635	Novo Nordisk A/S – Class B	76,046

27	Rockwool International A/S – Class B	7,030

936	Royal Unibrew A/S	67,959

314	SimCorp A/S	20,040

	Total Denmark	171,075

	Finland — 1.0%

519	Neste Oyj	40,632

13,372	UPM-Kymmene Oyj	357,159

	Total Finland	397,791

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Shares	Description	Value ($)

	France — 7.5%

3,643	BNP Paribas SA	183,236

779	Christian Dior SE	289,579

1,718	CNP Assurances	39,359

422	Dassault Systemes SE	50,739

129	Ipsen SA	16,625

260	Jacquet Metal Service	4,764

200	Kaufman & Broad SA	7,645

3,627	L’Oreal SA	855,844

15,565	Peugeot SA	342,461

1,237	Renault SA	87,072

4,442	Sanofi	402,713

1,000	Sanofi ADR	45,350

36,570	STMicroelectronics NV	541,672

8,000	STMicroelectronics NV – NY Shares	118,800

195	TOTAL SA	10,846

	Total France	2,996,705

	Germany — 7.8%

4,820	Allianz SE (Registered)	1,022,089

5,226	Bayer AG (Registered)	383,487

7,739	Bayerische Motoren Werke AG	635,475

873	Covestro AG	50,567

21,916	Deutsche Lufthansa AG (Registered)	536,177

238	Deutsche Pfandbriefbank AG	2,848

1,706	Duerr AG	63,754

806	Elmos Semiconductor AG	17,208

2,621	Freenet AG	54,120

131	Henkel AG & Co KGaA	13,577

160	Isra Vision AG	6,266

2,095	Leoni AG	67,336

591	Siltronic AG	53,729

873	Volkswagen AG	145,188

1,594	Wacker Neuson SE	31,840

	Total Germany	3,083,661

	Greece — 0.0%

559	Mytilineos Holdings SA	4,867

	Hong Kong — 3.3%

60,500	BOC Hong Kong Holdings Ltd	236,883

11,200	Dah Sing Banking Group Ltd	21,232

8,000	Kerry Properties Ltd	27,575

24,000	Link (REIT)	229,073

576,000	WH Group Ltd	420,545

43,000	Wharf Holdings Ltd (The)	115,422

26,000	Wharf Real Estate Investment Co Ltd	156,813

18,000	Wheelock & Co Ltd	103,579

	Total Hong Kong	1,311,122

	Hungary — 0.2%

2,708	MOL Hungarian Oil & Gas Plc	30,012

900	OTP Bank Plc	36,093

1,681	Richter Gedeon Nyrt	33,116

	Total Hungary	99,221

Shares	Description	Value ($)

	India — 0.7%

388	Bata India Ltd	5,822

6,013	HCL Technologies Ltd	87,799

538	Hero MotoCorp Ltd	23,585

11,445	Hindalco Industries Ltd	37,237

1,056	Indian Oil Corp Ltd	2,043

3,105	ITC Ltd	12,758

428	Just Dial Ltd *	3,055

2,139	Karnataka Bank Ltd (The)	3,186

4,517	Mahindra & Mahindra Ltd	51,328

517	NIIT Technologies Ltd	8,109

3,486	NMDC Ltd	4,800

2,833	PTC India Ltd	3,289

3,365	REC Ltd	4,854

3,907	Tech Mahindra Ltd	39,729

1,066	Zee Entertainment Enterprises Ltd	7,458

	Total India	295,052

	Ireland — 0.5%

100	ICON Plc *	14,472

6,190	Smurfit Kappa Group Plc	167,327

	Total Ireland	181,799

	Italy — 4.8%

11,005	Arnoldo Mondadori Editore SPA *	18,851

139	El.En. SPA	2,397

78,028	Enel SPA	424,476

334	ERG SPA	6,088

9,318	EXOR NV	549,533

6,584	Fiat Chrysler Automobiles NV *	109,335

41,600	Fiat Chrysler Automobiles NV *	690,144

1,790	Mediobanca Banca di Credito Finanziario SPA	15,807

391	Prima Industrie SPA	9,502

10,688	Societa Cattolica di Assicurazioni SC	88,201

	Total Italy	1,914,334

	Japan — 24.3%

900	Arakawa Chemical Industries Ltd	12,950

2,300	Asahi Group Holdings Ltd	96,607

46,100	Asahi Kasei Corp	506,003

37,200	Astellas Pharma Inc	573,244

20,700	Brother Industries Ltd	346,385

400	Capcom Co Ltd	7,881

3,200	Fancl Corp	83,709

2,500	Fuji Electric Co Ltd	78,821

600	Fuji Media Holdings Inc	9,348

600	FUJIFILM Holdings Corp	23,879

400	Hakuhodo DY Holdings Inc	6,127

2,300	Hanwa Co Ltd	69,013

25,200	Haseko Corp	305,586

25,900	Hitachi Ltd	754,247

300	Horiba Ltd	14,135

2,300	Idemitsu Kosan Co Ltd	83,881

49,600	ITOCHU Corp	882,866

500	Juki Corp	6,698

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

6,240	K’s Holdings Corp	65,937

1,400	Kamei Corp	17,083

24,200	KDDI Corp	568,620

500	Keihin Corp	8,665

1,100	Kitz Corp	9,409

2,700	Konica Minolta Inc	24,374

200	Kose Corp	29,919

500	Mandom Corp	14,677

70,800	Marubeni Corp	529,075

4,000	Medipal Holdings Corp	91,771

94,100	Mitsubishi Chemical Holdings Corp	771,937

7,200	Mitsubishi Corp	194,590

15,700	Mitsubishi Electric Corp	207,850

3,100	Mitsubishi Gas Chemical Co Inc	51,053

300	Modec Inc	7,468

6,600	NET One Systems Co Ltd	137,016

1,000	Nichias Corp	19,440

400	Nihon Unisys Ltd	10,245

19,200	Nippon Telegraph & Telephone Corp	792,020

800	Prima Meat Packers Ltd	15,197

1,300	Rohto Pharmaceutical Co Ltd	41,214

1,100	Showa Corp	14,706

116,400	Sojitz Corp	413,228

87,000	Sumitomo Chemical Co Ltd	473,602

500	T-Gaia Corp	10,669

3,100	Tokyo Electron Ltd	437,624

21,600	Tosoh Corp	304,607

13,900	Toyota Tsusho Corp	480,560

3,760	USS Co Ltd	66,766

	Total Japan	9,670,702

	Malaysia — 0.0%

10,600	Top Glove Corp Berhad	15,171

	Malta — 0.0%

1,718,063	BGP Holdings Plc * (a)	—

	Mexico — 0.3%

6,300	ALEATICA SAB de CV	7,788

5,600	Arca Continental SAB de CV	28,963

1,000	Megacable Holdings SAB de CV CPO	4,560

39,000	Wal-Mart de Mexico SAB de CV	96,610

	Total Mexico	137,921

	Netherlands — 1.1%

3,293	ABN AMRO Group NV CVA	84,010

253	ASR Nederland NV	10,932

942	Heineken Holding NV	83,397

15,085	ING Groep NV	182,705

2,574	Koninklijke Ahold Delhaize NV	66,332

	Total Netherlands	427,376

	Norway — 1.8%

217	Aker ASA – A Shares	12,413

2,468	Aker Solutions ASA *	12,466

762	Austevoll Seafood ASA	10,559

345	Bakkafrost P/F	17,721

12,050	DNB ASA	207,020

Shares	Description	Value ($)

	Norway — continued

14,481	Equinor ASA	339,216

818	Grieg Seafood ASA	10,799

5,688	Kvaerner ASA *	8,227

2,013	Leroy Seafood Group ASA	17,206

818	Salmar ASA	46,262

1,230	SpareBank 1 Nord Norge	9,088

2,652	SpareBank 1 SR Bank ASA	28,596

	Total Norway	719,573

	Russia — 0.6%

17,280	Gazprom PJSC Sponsored ADR	82,460

72,000	Inter RAO UES PJSC	4,396

1,071	LUKOIL PJSC Sponsored ADR	79,034

5,391	Sberbank of Russia Sponsored ADR	64,297

	Total Russia	230,187

	Singapore — 0.4%

3,600	DBS Group Holdings Ltd	64,288

4,300	Venture Corp Ltd	47,082

37,400	Yanlord Land Group Ltd	35,299

	Total Singapore	146,669

	South Africa — 0.9%

6,314	Absa Group Ltd	70,176

366	Astral Foods Ltd	4,625

4,307	Barloworld Ltd	35,742

1,916	Bidvest Group Ltd (The)	28,349

1,413	Imperial Holdings Ltd	6,463

1,232	Liberty Holdings Ltd	9,507

2,134	Mondi Ltd	46,926

1,413	Motus Holdings Ltd *	8,870

368	Mr Price Group Ltd	6,396

25	Naspers Ltd – N Shares	4,984

2,079	Nedbank Group Ltd	39,791

2,621	Raubex Group Ltd	3,921

6,809	Standard Bank Group Ltd	86,020

	Total South Africa	351,770

	South Korea — 1.4%

47	Chong Kun Dang Pharmaceutical Corp	4,311

41	Coway Co Ltd	2,871

2,220	Hana Financial Group Inc	74,638

128	Hankook Tire Co Ltd	4,891

505	Hyundai Marine & Fire Insurance Co Ltd	18,036

4,987	Industrial Bank of Korea	66,061

1,118	KB Financial Group Inc	47,122

114	Kia Motors Corp	3,104

57	LG Corp	3,678

1,089	LG Electronics Inc	70,690

80	LOTTE Himart Co Ltd	3,744

510	Meritz Fire & Marine Insurance Co Ltd	9,660

75	NHN Entertainment Corp *	3,875

687	Shinhan Financial Group Co Ltd	25,347

119	Shinsegae Inc	30,967

52	SK Holdings Co Ltd	13,095

1,096	SK Hynix Inc	68,456

1,800	SK Telecom Co Ltd Sponsored ADR	51,066

3,340	Woori Bank	46,780

	Total South Korea	548,392

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Spain — 0.5%

1,388	Amadeus IT Group SA	99,617

10,574	International Consolidated Airlines Group SA	84,778

	Total Spain	184,395

	Sweden — 4.5%

1,647	Bufab AB	16,584

353	Epiroc AB – Class A *	2,892

1,359	Nobina AB	8,728

917	Oriflame Holding AG *	23,138

33,684	Sandvik AB	500,244

31,426	Svenska Cellulosa AB SCA – Class B	253,342

1,027	Swedish Orphan Biovitrum AB *	22,182

6,372	Swedish Match AB	249,034

2,991	Volvo AB – A Shares	41,545

48,753	Volvo AB – B Shares	680,269

	Total Sweden	1,797,958

	Switzerland — 4.6%

522	ALSO Holding AG (Registered) *	58,443

526	Baloise Holding AG (Registered)	77,401

327	BKW AG	22,260

690	Bobst Group SA (Registered)	51,538

208	Georg Fischer AG (Registered)	162,373

2,750	Logitech International SA (Registered)	92,781

6,937	Nestle SA (Registered)	591,816

616	Novartis AG (Registered)	56,242

255	Orior AG	21,173

247	Roche Holding AG	63,670

1,028	Roche Holding AG – Genusschein	266,852

2,111	Sika AG (Registered)	261,956

13	Straumann Holding AG (Registered)	7,974

322	Swatch Group AG (The) (Registered)	18,874

152	Swiss Life Holding AG (Registered) *	59,722

60	Zurich Insurance Group AG	18,860

	Total Switzerland	1,831,935

	Taiwan — 0.8%

1,093	ASE Technology Holding Co Ltd *	2,202

4,000	Asustek Computer Inc	28,405

3,000	Coretronic Corp	3,920

11,000	CTBC Financial Holding Co Ltd	7,328

5,000	Formosa Chemicals & Fibre Corp	17,368

4,000	Formosa Plastics Corp	13,034

8,000	Fubon Financial Holding Co Ltd	12,715

8,000	Gigabyte Technology Co Ltd	10,160

62,000	Inventec Corp	44,642

4,000	Micro-Star International Co Ltd	9,480

4,598	Mitac Holdings Corp	4,231

10,000	Nan Ya Plastics Corp	24,198

10,000	Novatek Microelectronics Corp	42,366

1,000	Phison Electronics Corp	8,178

4,000	Pou Chen Corp	4,363

7,000	Radiant Opto-Electronics Corp	19,244

11,000	Sunplus Technology Co Ltd	4,269

2,304	Topco Scientific Co Ltd	5,314

2,000	Uni-President Enterprises Corp	4,705

97,000	United Microelectronics Corp	36,244

7,000	Walsin Lihwa Corp	4,222

7,000	Yuanta Financial Holding Co Ltd	3,580

	Total Taiwan	310,168

Shares	Description	Value ($)

	Thailand — 0.3%

3,500	Amata Corp Pcl NVDR	2,501

17,900	GFPT Pcl NVDR	7,875

15,400	Indorama Ventures Pcl NVDR	25,390

6,200	PTT Exploration & Production Pcl NVDR	24,978

2,800	PTT Global Chemical Pcl NVDR	6,715

27,200	PTT Pcl NVDR	40,904

9,200	Thai Airways International Pcl NVDR *	4,035

	Total Thailand	112,398

	Turkey — 0.2%

12,547	KOC Holding AS	36,926

11,367	Turkiye Is Bankasi – Class C	9,297

17,836	Turkiye Sise ve Cam Fabrikalari AS	17,219

	Total Turkey	63,442

	United Kingdom — 15.7%

48,521	3i Group Plc	518,313

3,240	Ashtead Group Plc	73,056

6,299	AstraZeneca Plc	490,498

2,133	Barratt Developments Plc	12,612

735	Bellway Plc	23,855

5,601	Berkeley Group Holdings Plc (The)	230,843

861	Bovis Homes Group Plc	9,456

10,604	British American Tobacco Plc	371,265

9,658	Coca-Cola HBC AG *	288,893

588	Computacenter Plc	8,059

12,763	Diageo Plc	460,916

15,132	Electrocomponents Plc	99,463

24,747	Ferrexpo Plc	55,627

557	Fevertree Drinks Plc	17,055

48,923	GlaxoSmithKline Plc	1,014,170

96,627	HSBC Holdings Plc	821,864

10,134	IG Group Holdings Plc	76,576

19,452	Inchcape Plc	144,410

50,976	Legal & General Group Plc	159,641

489	Mondi Plc	10,708

1,218	Morgan Sindall Group Plc	19,083

2,648	Next Plc	165,341

2,800	Nomad Foods Ltd *	56,616

22,669	Persimmon Plc	550,986

7,215	Plus500 Ltd	139,836

834	QinetiQ Group Plc	3,168

4,621	Royal Dutch Shell Plc A Shares (London)	140,007

3,458	RPS Group Plc	6,849

937	Softcat Plc	7,205

10,383	Spirent Communications Plc	17,181

1,773	Tate & Lyle Plc	16,251

100,605	Thomas Cook Group Plc	38,831

11,990	TUI AG	171,281

	Total United Kingdom	6,219,915

	TOTAL COMMON STOCKS (COST $31,241,778)	37,858,874

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Shares	Description	Value ($)

	PREFERRED STOCKS (b) — 2.0%

	Brazil — 0.6%

10,733	Banco Bradesco SA	106,820

5,600	Bradespar SA	46,049

6,900	Centrais Eletricas Brasileiras SA – Class B *	50,595

2,700	Cia Energetica de Sao Paulo – Class B	13,591

	Total Brazil	217,055

	Germany — 1.1%

1,142	Bayerische Motoren Werke AG	83,281

133	Henkel AG & Co KGaA	15,415

1,072	Porsche Automobil Holding SE	68,891

1,662	Volkswagen AG	282,086

	Total Germany	449,673

	South Korea — 0.3%

97	Hyundai Motor Co	5,695

67	Hyundai Motor Co 2nd Preference	4,181

142	LG Electronics Inc	3,763

3,581	Samsung Electronics Co Ltd	108,305

	Total South Korea	121,944

	TOTAL PREFERRED STOCKS (COST $549,427)	788,672

	MUTUAL FUNDS — 2.2%

	United States — 2.2%

	Affiliated Issuers — 2.2%

35,104	GMO U.S. Treasury Fund	876,897

	TOTAL MUTUAL FUNDS (COST $876,617)	876,897

	SHORT-TERM INVESTMENTS — 0.2%

	Money Market Funds — 0.2%

71,673	State Street Institutional Treasury Money Market Fund – Premier Class, 2.19% (c)	71,673

	TOTAL SHORT-TERM INVESTMENTS (COST $71,673)	71,673

	TOTAL INVESTMENTS — 99.7% (Cost $32,739,495)	39,596,116
	Other Assets and Liabilities (net) — 0.3%	138,760

	TOTAL NET ASSETS — 100.0%	$39,734,876

A summary of outstanding financial instruments at November 30, 2018 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
6	Mini MSCI EAFE	December 2018	544,890	2,730
2	Mini MSCI Emerging Markets	December 2018	99,960	5,496

			$644,850	$8,226

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of November 30, 2018, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

ADR - American Depositary Receipt

CPO - Ordinary Participation Certificate (Certificado de Participacion Ordinares), representing a bundle of shares of the multiple series of one issuer that trade together as a unit.

CVA - Certificaaten van aandelen (Share Certificates)

NVDR - Non-Voting Depositary Receipt

PJSC - Private Joint-Stock Company

REIT - Real Estate Investment Trust

*	Non-income producing security.

(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(b)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(c)	The rate disclosed is the 7 day net yield as of November 30, 2018.

GMO U.S. Equity Fund (formerly U.S. Equity Allocation Fund)

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 98.7%

	Automobiles & Components — 2.0%

71,970	American Axle & Manufacturing Holdings, Inc. *	896,027

71,800	Aptiv Plc	5,162,420

74,145	BorgWarner, Inc.	2,934,659

14,761	Cooper-Standard Holding, Inc. *	1,079,324

74,644	Dana, Inc.	1,083,084

86,500	Gentex Corp.	1,947,980

23,409	Lear Corp.	3,189,476

36,521	Modine Manufacturing Co. *	476,599

27,930	Stoneridge, Inc. *	747,128

20,283	Tower International, Inc.	570,358

	Total Automobiles & Components	18,087,055

	Banks — 2.8%

3,519	American National Bankshares, Inc.	126,790

67,500	Associated Banc-Corp.	1,563,975

143,454	Citizens Financial Group, Inc.	5,215,987

3,744	CNB Financial Corp.	99,815

4,361	Federal Agricultural Mortgage Corp. – Class C	288,088

90,973	Fifth Third Bancorp	2,540,876

2,723	First Bancorp, Inc.	77,415

4,637	German American Bancorp, Inc.	146,251

40,493	JPMorgan Chase & Co.	4,502,417

47,300	Old National Bancorp.	885,929

61,361	Popular, Inc.	3,460,760

317,567	Regions Financial Corp.	5,223,977

4,084	Territorial Bancorp, Inc.	113,739

25,500	Trustmark Corp.	824,670

	Total Banks	25,070,689

	Capital Goods — 10.6%

18,120	Applied Industrial Technologies, Inc.	1,181,968

102,555	Caterpillar, Inc.	13,913,637

48,026	Cummins, Inc.	7,254,808

160,800	Eaton Corp Plc	12,371,952

138,130	Emerson Electric Co.	9,326,538

29,094	Federal Signal Corp.	682,545

8,700	Global Brass & Copper Holdings, Inc.	281,619

83,075	Honeywell International, Inc.	12,191,256

78,864	Ingersoll-Rand Plc	8,164,001

30,324	ITT, Inc.	1,681,466

32,700	Lockheed Martin Corp.	9,824,061

62,040	Meritor, Inc. *	1,023,660

28,796	Moog, Inc. – Class A	2,518,210

17,400	Mueller Industries, Inc.	414,468

32,731	Oshkosh Corp.	2,334,702

19,100	Regal Beloit Corp.	1,493,238

22,279	Resideo Technologies, Inc. *	459,616

18,804	SPX Corp. *	556,222

15,423	Teledyne Technologies, Inc. *	3,463,697

85,891	Textron, Inc.	4,821,921

55,479	Timken Co. (The)	2,227,482

28,396	Universal Forest Products, Inc.	785,433

	Total Capital Goods	96,972,500

Shares	Description	Value ($)

	Commercial & Professional Services — 1.6%

66,499	ACCO Brands Corp.	539,972

35,009	Brady Corp. – Class A	1,524,992

27,046	FTI Consulting, Inc. *	1,899,982

40,604	Herman Miller, Inc.	1,374,851

13,607	ICF International, Inc.	952,898

15,680	Insperity, Inc.	1,568,627

36,000	Interface, Inc.	583,200

26,968	Kforce, Inc.	854,616

41,004	Knoll, Inc.	794,247

11,900	MSA Safety, Inc.	1,296,981

14,800	Resources Connection, Inc.	249,232

41,036	Robert Half International, Inc.	2,537,256

53,200	Steelcase Inc – Class A	861,840

	Total Commercial & Professional Services	15,038,694

	Consumer Durables & Apparel — 3.6%

29,945	Acushnet Holdings Corp.	684,243

5,360	Bassett Furniture Industries, Inc.	112,721

52,954	Brunswick Corp.	2,808,680

66,399	Callaway Golf Co.	1,137,415

23,096	Columbia Sportswear Co.	2,109,358

5,530	Culp, Inc.	113,310

13,600	Deckers Outdoor Corp. *	1,812,064

69,636	DR Horton, Inc.	2,591,852

3,569	Flexsteel Industries, Inc.	88,583

69,187	Garmin Ltd.	4,612,005

16,200	Helen of Troy Ltd. *	2,317,086

3,360	Johnson Outdoors, Inc. – Class A	239,568

41,790	La-Z-Boy, Inc.	1,221,522

18,971	Movado Group, Inc.	714,068

8,200	Oxford Industries, Inc.	659,198

36,466	PVH Corp.	4,029,858

71,474	VF Corp.	5,810,121

59,919	Wolverine World Wide, Inc.	2,073,197

	Total Consumer Durables & Apparel	33,134,849

	Consumer Services — 1.2%

23,926	Adtalem Global Education, Inc. *	1,381,487

47,384	Bloomin’ Brands, Inc.	926,357

33,900	Career Education Corp. *	457,311

35,100	Carrols Restaurant Group, Inc. *	386,802

3,148	Graham Holdings Co. – Class B	2,074,406

11,602	Grand Canyon Education, Inc. *	1,419,621

26,800	K12, Inc. *	639,448

32,739	Regis Corp. *	598,142

64,330	Service Corp. International	2,972,046

	Total Consumer Services	10,855,620

	Diversified Financials — 3.1%

102,500	Ally Financial, Inc.	2,734,700

66,900	American Express Co.	7,510,863

48,014	Ameriprise Financial, Inc.	6,229,817

101,600	Capital One Financial Corp.	9,111,488

35,730	Enova International, Inc. *	791,062

28,393	Raymond James Financial, Inc.	2,263,774

	Total Diversified Financials	28,641,704

GMO U.S. Equity Fund (formerly U.S. Equity Allocation Fund)

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Energy — 3.0%

95,600	Anadarko Petroleum Corp.	5,057,240

298,086	Denbury Resources, Inc. *	673,674

311,017	Marathon Oil Corp.	5,190,874

79,327	Murphy Oil Corp.	2,530,531

153,104	Phillips 66	14,318,286

	Total Energy	27,770,605

	Food & Staples Retailing — 0.4%

29,700	Performance Food Group Co. *	1,023,462

69,680	US Foods Holding Corp. *	2,311,982

	Total Food & Staples Retailing	3,335,444

	Food, Beverage & Tobacco — 3.0%

364,970	Archer-Daniels-Midland Co.	16,795,919

81,007	PepsiCo, Inc.	9,877,994

16,600	Universal Corp.	1,052,440

	Total Food, Beverage & Tobacco	27,726,353

	Health Care Equipment & Services — 6.3%

19,770	Anthem, Inc.	5,734,684

197,617	Baxter International, Inc.	13,546,646

148,421	Danaher Corp.	16,258,036

81,100	HCA Healthcare, Inc.	11,677,589

17,000	Humana, Inc.	5,600,990

33,378	McKesson Corp.	4,155,561

	Total Health Care Equipment & Services	56,973,506

	Household & Personal Products — 3.3%

93,947	Estee Lauder Cos, Inc. (The) – Class A	13,402,479

16,164	Inter Parfums, Inc.	998,450

162,117	Procter & Gamble Co. (The)	15,321,678

	Total Household & Personal Products	29,722,607

	Insurance — 5.1%

241,488	Aflac, Inc.	11,045,661

116,102	Allstate Corp. (The)	10,355,138

64,398	Fidelity National Financial, Inc.	2,163,773

31,004	First American Financial Corp.	1,498,423

117,680	Old Republic International Corp.	2,653,684

280,107	Progressive Corp. (The)	18,568,293

	Total Insurance	46,284,972

	Materials — 4.3%

20,000	Ashland Global Holdings, Inc.	1,637,800

45,549	Avery Dennison Corp.	4,390,924

22,348	Boise Cascade Co.	594,010

31,959	Cabot Corp.	1,572,383

68,400	Celanese Corp.	6,903,612

62,427	Eastman Chemical Co.	4,920,496

114,192	Huntsman Corp.	2,308,962

70,779	LyondellBasell Industries NV – Class A	6,604,388

15,951	Materion Corp.	843,489

18,700	Mercer International, Inc.	228,888

59,100	Nucor Corp.	3,570,231

24,400	PolyOne Corp.	820,328

40,100	Reliance Steel & Aluminum Co.	3,226,045

19,300	Resolute Forest Products, Inc. *	211,721

23,931	Trinseo SA	1,209,233

15,500	Verso Corp. – Class A *	390,910

	Total Materials	39,433,420

Shares	Description	Value ($)

	Media & Entertainment — 3.4%

84,700	Activision Blizzard, Inc.	4,224,836

600	Alphabet, Inc. – Class A *	665,790

1,000	Alphabet, Inc. – Class C *	1,094,430

24,900	AMC Networks, Inc. – Class A *	1,490,514

116,060	Gannett Co., Inc.	1,203,542

15,344	IAC/InterActiveCorp *	2,730,618

110,800	Interpublic Group of Cos., Inc. (The)	2,603,800

36,300	Liberty TripAdvisor Holdings, Inc. – Class A *	690,789

12,200	Marcus Corp. (The)	518,012

36,800	National CineMedia, Inc.	254,288

126,452	News Corp. – Class A	1,641,347

58,150	News Corp. – Class B	779,210

52,589	Omnicom Group, Inc.	4,047,776

19,482	Scholastic Corp.	900,263

138,785	TEGNA, Inc.	1,844,453

43,600	Tribune Media Co. – Class A	1,755,336

115,600	Viacom, Inc. – Class B	3,567,416

27,200	XO Group, Inc. *	938,400

	Total Media & Entertainment	30,950,820

	Pharmaceuticals, Biotechnology & Life Sciences — 12.9%

111,500	Amgen, Inc.	23,219,875

114,600	Bristol-Myers Squibb Co.	6,126,516

55,597	Bruker Corp.	1,842,485

239,959	Eli Lilly & Co.	28,468,736

391,831	Merck & Co., Inc.	31,087,871

586,838	Pfizer, Inc.	27,129,521

	Total Pharmaceuticals, Biotechnology & Life Sciences	117,875,004

	Real Estate — 2.8%

129,749	CBRE Group, Inc. – Class A *	5,667,436

30,200	Chesapeake Lodging Trust. (REIT)	893,014

53,993	CoreCivic, Inc. (REIT)	1,185,147

43,700	GEO Group , Inc. (The) (REIT)	1,015,588

24,200	Hersha Hospitality Trust (REIT)	462,220

246,581	Host Hotels & Resorts, Inc. (REIT)	4,685,039

18,988	Jones Lang LaSalle, Inc.	2,719,082

63,600	Park Hotels & Resorts, Inc. (REIT)	1,960,152

51,255	Piedmont Office Realty Trust, Inc. – Class A (REIT)	949,755

1,850	PotlatchDeltic Corp. (REIT)	68,635

31,800	Rayonier, Inc. (REIT)	1,005,834

80,900	Retail Properties of America, Inc. – Class A (REIT)	1,018,531

96,500	Sunstone Hotel Investors, Inc. (REIT)	1,472,590

104,960	Xenia Hotels & Resorts, Inc. (REIT)	2,132,787

	Total Real Estate	25,235,810

	Retailing — 6.8%

1,000	Amazon.com, Inc. *	1,690,170

4,400	America’s Car-Mart Inc.*	326,524

76,593	American Eagle Outfitters, Inc.	1,603,091

14,900	Asbury Automotive Group, Inc. *	1,029,888

66,640	Best Buy Co., Inc.	4,304,278

26,200	Caleres, Inc.	792,026

32,400	Dick’s Sporting Goods, Inc.	1,165,752

148,855	eBay, Inc. *	4,443,322

35,181	Foot Locker, Inc.	1,984,208

83,517	Gap Inc. (The)	2,279,179

16,589	Group 1 Automotive, Inc.	932,302

114,463	Kohl’s Corp.	7,688,480

27,900	Liberty Expedia Holdings, Inc. – Class A *	1,169,289

167,903	Macy’s, Inc.	5,745,641

GMO U.S. Equity Fund (formerly U.S. Equity Allocation Fund)

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Retailing — continued

17,000	Penske Automotive Group, Inc.	741,200

233,368	Qurate Retail, Inc. *	5,185,437

20,400	Sonic Automotive, Inc. – Class A	322,116

62,200	Target Corp.	4,413,712

281,200	TJX Cos., Inc. (The)	13,736,620

56,993	Urban Outfitters, Inc. *	2,170,863

	Total Retailing	61,724,098

	Semiconductors & Semiconductor Equipment — 4.3%

10,251	Cabot Microelectronics Corp.	1,101,777

22,900	Diodes, Inc. *	797,607

555,200	Intel Corp.	27,376,912

53,842	KLA-Tencor Corp.	5,306,667

41,604	Maxim Integrated Products, Inc.	2,326,496

111,081	ON Semiconductor Corp. *	2,130,534

20,700	Rudolph Technologies, Inc. *	439,254

	Total Semiconductors & Semiconductor Equipment	39,479,247

	Software & Services — 6.6%

38,930	Adobe, Inc. *	9,767,148

44,020	Amdocs Ltd.	2,857,338

44,400	Booz Allen Hamilton Holding Corp. – Class A	2,278,164

10,100	CACI International, Inc. – Class A *	1,665,591

68,305	Cadence Design Systems, Inc. *	3,076,457

43,727	Citrix Systems, Inc. *	4,764,931

25,030	CSG Systems International, Inc.	877,802

27,300	EVERTEC Inc	746,109

41,395	Intuit, Inc.	8,880,470

58,375	Mastercard, Inc. – Class A	11,737,461

36,753	Microsoft Corp.	4,075,540

27,148	Progress Software Corp.	954,524

72,200	Sabre Corp.	1,846,154

19,710	Sykes Enterprises, Inc. *	544,390

63,819	Synopsys, Inc. *	5,867,519

	Total Software & Services	59,939,598

	Technology Hardware & Equipment — 8.8%

56,955	Apple, Inc.	10,171,024

37,833	Arrow Electronics, Inc. *	2,912,006

39,978	Avnet, Inc.	1,751,836

49,600	CDW Corp.	4,596,928

700,314	Hewlett Packard Enterprise Co.	10,504,710

851,140	HP, Inc.	19,576,220

22,020	Insight Enterprises, Inc. *	981,651

56,700	Keysight Technologies, Inc. *	3,505,194

46,407	Motorola Solutions, Inc.	6,090,919

142,295	NetApp, Inc.	9,515,266

113,003	TE Connectivity Ltd.	8,693,321

80,222	Vishay Intertechnology, Inc.	1,672,629

	Total Technology Hardware & Equipment	79,971,704

	Telecommunication Services — 2.3%

83,271	Telephone & Data Systems, Inc.	2,975,273

298,900	Verizon Communications, Inc.	18,023,670

	Total Telecommunication Services	20,998,943

Shares	Description	Value ($)

	Transportation — 0.2%

17,865	Landstar System, Inc.	1,948,714

	Utilities — 0.3%

104,000	Vistra Energy Corp. *	2,441,920

	TOTAL COMMON STOCKS (COST $866,414,979)	899,613,876

	MUTUAL FUNDS — 1.3%

	Affiliated Issuers — 1.3%

479,855	GMO U.S. Treasury Fund	11,986,782

	TOTAL MUTUAL FUNDS (COST $11,986,782)	11,986,782

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

482,006	State Street Institutional Treasury Money Market Fund – Premier Class, 2.19% (a)	482,006

	TOTAL SHORT-TERM INVESTMENTS (COST $482,006)	482,006

	TOTAL INVESTMENTS — 100.1% (Cost $878,883,767)	912,082,664

	Other Assets and Liabilities (net) — (0.1%)	(982,472)

	TOTAL NET ASSETS — 100.0%	$911,100,192

A summary of outstanding financial instruments at November 30, 2018 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
67	S&P 500 E-mini	December 2018	$9,240,305	$(70,695)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of November 30, 2018, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

REIT - Real Estate Investment Trust

*	Non-income producing security.

(a)	The rate disclosed is the 7 day net yield as of November 30, 2018.

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes. As of November 30, 2018, the approximate total cost, aggregate investment-level gross/net unrealized appreciation (depreciation) in the value of total investments (including total securities sold short, if any), and the net unrealized appreciation (depreciation) of outstanding financial instruments for U.S. federal income tax purposes were as follows:

	Total Investments				Outstanding Financial Instruments

Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Climate Change Fund	113,025,949	3,217,860	(11,342,658)	(8,124,798)	—
Emerging Domestic Opportunities Fund	1,591,842,412	47,471,769	(128,154,634)	(80,682,865)	(3,359,730)
Emerging Markets Fund	3,538,698,729	275,534,727	(332,591,856)	(57,057,129)	(5,281,685)
Foreign Small Companies Fund	20,786,491	757,630	(3,855,661)	(3,098,031)	(12,684)
International Equity Fund	3,831,336,014	221,144,632	(496,907,299)	(275,762,667)	61,835
Quality Fund	4,573,193,679	2,174,606,329	(52,365,685)	2,122,240,644	—
Resources Fund	431,570,946	50,283,184	(21,487,962)	28,795,222	—
Risk Premium Fund	475,907,195	100,725	(85,131)	15,594	3,475,325
Tax-Managed International Equities Fund	33,034,571	8,763,441	(2,201,896)	6,561,545	8,226
U.S. Equity Fund (formerly U.S. Equity Allocation Fund)	879,384,239	74,395,208	(41,696,783)	32,698,425	(70,695)

Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust (“underlying funds”). A summary of the Funds’ transactions involving companies that are or were affiliates during the period ended November 30, 2018 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Climate Change Fund
GMO U.S. Treasury Fund	$751,549	$75,768,270	$73,864,000	$39,718	$529	$300	$2,656,648

Emerging Domestic Opportunities Fund
CMI Ltd	$4,657,808	$—	$15,696	$16,804	$(5,059)	$(2,421,576)	$2,215,477
Gayatri Highways Ltd	1,147,898	—	—	—	—	(964,721)	—	#
Gayatri Projects Ltd	34,529,636	3,618,675	1,861,829	—	1,562,974	(10,094,821)	27,754,635
GMO U.S. Treasury Fund	130,824,583	431,377,426	505,090,000	1,377,975	9,597	45,928	57,167,534

Totals	$171,159,925	$434,996,101	$506,967,525	$1,394,779	$1,567,512	$(13,435,190)	$87,137,646

Emerging Markets Fund
Anilana Hotels & Properties Ltd	$788,630	$—	$—	$—	$—	$(85,449)	$703,181
Gayatri Highways Ltd	1,802,252	—	37,355	—	(202,290)	(1,310,832)	251,775
Gayatri Projects Ltd	54,213,078	—	—	—	—	(12,093,540)	42,119,538
GMO U.S. Treasury Fund	97,620,412	950,476,976	1,028,120,000	858,007	20,682	5,018	20,003,088

Totals	$154,424,372	$950,476,976	$1,028,157,355	$858,007	$(181,608)	$(13,484,803)	$63,077,582

Foreign Small Companies Fund
GMO U.S. Treasury Fund	$1,595,796	$8,061,261	$9,355,000	$11,261	$(169)	$77	$301,965

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
International Equity Fund
GMO U.S. Treasury Fund	$61,069,100	$452,510,000	$470,280,000	$695,946	$10,107	$15,646	$43,324,853

Quality Fund
GMO U.S. Treasury Fund	$51,092,040	$76,000,000	$119,000,000	$679,021	$(38,611)	$23,695	$8,077,124

Resources Fund
GMO U.S. Treasury Fund	$6,504,509	$128,870,000	$120,310,000	$144,264	$(2,645)	$5,074	$15,066,938

Tax-Managed International Equities Fund
GMO U.S. Treasury Fund	$1,066,810	$11,225,000	$11,415,000	$13,363	$(619)	$706	$876,897

U.S. Equity Fund (formerly U.S. Equity Allocation Fund)
GMO U.S. Treasury Fund	$7,460,010	$126,520,000	$121,990,000	$136,059	$(6,216)	$2,988	$11,986,782

#	No longer an affiliate at period end.
*

The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2018 through November 30, 2018. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2019.

Basis of presentation

The preparation of the Schedule of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. GMO believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value a Fund ultimately realizes upon the sale of those securities.

Portfolio valuation

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates its net asset value, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are generally valued at the price determined by an industry standard model. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value. If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees of GMO Trust (“Trustees”) or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in pricing, and in particular fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended November 30, 2018, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties. See “Derivative financial instruments” for a further discussion on valuation of derivatives.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect valuation changes through the NYSE close. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below) in the table below.

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its net asset value, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain securities that are valued at the local price and adjusted by applying a premium or discount when the holdings exceed foreign ownership limitations; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; third-party investment funds where valuations are provided by fund sponsors and which are adjusted for liquidity considerations as well as the timing of the receipt of information; certain equity securities valued based on the last traded exchange price adjusted for the movement in a relevant index and/or a security type conversion discount; certain securities that are valued using a price from a comparable security related to the same issuer; and certain recently acquired equity securities that have yet to begin trading that are valued at cost.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of November 30, 2018:

Description	Level 1	Level 2	Level 3	Total
Climate Change Fund
Asset Valuation Inputs
Common Stocks
Argentina	$1,052,257	$—	$—	$1,052,257

Description	Level 1	Level 2	Level 3		Total
Climate Change Fund (continued)
Asset Valuation Inputs (continued)
Australia	$—	$2,054,694	$0	§	$2,054,694
Brazil	—	2,525,826	—		2,525,826
Canada	1,657,046	—	—		1,657,046
China	114,898	3,813,617	35,256		3,963,771
Denmark	—	4,681,533	—		4,681,533
Finland	—	198,492	—		198,492
France	—	8,191,002	—		8,191,002
Germany	—	3,779,400	—		3,779,400
India	—	112,959	—		112,959
Israel	—	1,375,136	—		1,375,136
Italy	—	2,152,208	—		2,152,208
Japan	—	8,932,672	—		8,932,672
Malaysia	—	85,649	—		85,649
Netherlands	—	844,067	—		844,067
Norway	—	5,708,467	—		5,708,467
Pakistan	—	884,208	—		884,208
Poland	—	2,041,263	—		2,041,263
Portugal	—	944,758	—		944,758
Russia	—	5,574,432	—		5,574,432
South Africa	—	71,708	—		71,708
South Korea	—	1,382,592	—		1,382,592
Spain	—	3,426,180	—		3,426,180
Sweden	—	699,158	—		699,158
Switzerland	—	256,731	—		256,731
Taiwan	—	207,598	—		207,598
Thailand	—	115,375	—		115,375
Ukraine	—	989,692	—		989,692
United Kingdom	—	3,418,305	—		3,418,305
United States	30,057,575	—	—		30,057,575

TOTAL COMMON STOCKS	32,881,776	64,467,722	35,256		97,384,754

Preferred Stocks
Chile	4,584,800	—	—		4,584,800

TOTAL PREFERRED STOCKS	4,584,800	—	—		4,584,800

Mutual Funds
United States	2,656,648	—	—		2,656,648

TOTAL MUTUAL FUNDS	2,656,648	—	—		2,656,648

Short-Term Investments	274,949	—	—		274,949

Total Investments	40,398,173	64,467,722	35,256		104,901,151

Total	$40,398,173	$64,467,722	$35,256		$104,901,151

Emerging Domestic Opportunities Fund
Asset Valuation Inputs
Common Stocks
Brazil	$—	$36,336,020	$—		$36,336,020
China	91,320,632	213,849,969	—		305,170,601
France	—	17,627,040	—		17,627,040
Hong Kong	—	19,541,447	—		19,541,447
India	13,729,689	171,696,896	6,627,901		192,054,486
Indonesia	—	20,132,731	—		20,132,731
Japan	—	4,660,909	—		4,660,909
Malaysia	—	3,112,609	—		3,112,609
Mexico	4,323,472	—	—		4,323,472
Peru	8,877,298	—	—		8,877,298
Philippines	—	34,602,352	—		34,602,352
Russia	—	3,968,955	—		3,968,955
South Africa	—	33,239,160	—		33,239,160
South Korea	—	12,536,942	—		12,536,942

Description	Level 1	Level 2	Level 3	Total
Emerging Domestic Opportunities Fund (continued)
Asset Valuation Inputs (continued)
Switzerland	$—	$68,948,328	$—	$68,948,328
Taiwan	—	77,938,033	—	77,938,033
Thailand	—	94,231,002	—	94,231,002
Turkey	—	27,921,085	—	27,921,085
United Arab Emirates	—	4,381,275	—	4,381,275
United Kingdom	—	76,045,378	—	76,045,378
United States	9,246,352	—	—	9,246,352

TOTAL COMMON STOCKS	127,497,443	920,770,131	6,627,901	1,054,895,475

Preferred Stocks
Brazil	—	35,327,932	—	35,327,932

TOTAL PREFERRED STOCKS	—	35,327,932	—	35,327,932

Investment Funds
Brazil	17,540,178	—	—	17,540,178
China	63,147,656	53,770,854	—	116,918,510
Russia	12,239,325	—	—	12,239,325
Thailand	—	35,669,672	—	35,669,672
United States	143,477,452	—	—	143,477,452

TOTAL INVESTMENT FUNDS	236,404,611	89,440,526	—	325,845,137

Debt Obligations
Mexico	—	16,349,798	—	16,349,798
United States	10,004,106	—	—	10,004,106

TOTAL DEBT OBLIGATIONS	10,004,106	16,349,798	—	26,353,904

Mutual Funds
United States	57,167,534	—	—	57,167,534

TOTAL MUTUAL FUNDS	57,167,534	—	—	57,167,534

Short-Term Investments	11,569,565	—	—	11,569,565

Total Investments	442,643,259	1,061,888,387	6,627,901	1,511,159,547

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	785,741	—	785,741

Total	$442,643,259	$1,062,674,128	$6,627,901	$1,511,945,288

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(3,372,379)	$—	$(3,372,379)
Futures Contracts
Equity Risk	—	(773,092)	—	(773,092)

Total	$—	$(4,145,471)	$—	$(4,145,471)

Emerging Markets Fund
Asset Valuation Inputs
Common Stocks
Brazil	$1,079,760	$18,698,188	$—	$19,777,948
Chile	—	2,136,398	—	2,136,398
China	45,428,308	848,062,086	681,104	894,171,498
Colombia	2	—	—	2
Czech Republic	—	6,646,126	—	6,646,126
Greece	—	4,938,627	—	4,938,627
India	4,422,138	118,402,336	—	122,824,474
Indonesia	—	109,228,683	—	109,228,683
Malaysia	—	7,773,291	—	7,773,291
Mexico	20,477,064	—	—	20,477,064
Pakistan	—	6,809,025	—	6,809,025
Peru	2,412,190	—	—	2,412,190
Philippines	—	37,129,457	—	37,129,457

Description	Level 1	Level 2	Level 3	Total
Emerging Markets Fund (continued)
Asset Valuation Inputs (continued)
Poland	$—	$90,692,110	$—	$90,692,110
Qatar	—	53,718,945	—	53,718,945
Russia	33,537,644	477,796,990	—	511,334,634
South Africa	—	169,139,708	—	169,139,708
South Korea	28,372	123,649,273	—	123,677,645
Sri Lanka	—	703,181	—	703,181
Taiwan	69,538,203	640,371,851	10,936,859	720,846,913
Thailand	—	54,312,278	—	54,312,278
Turkey	—	298,976,735	—	298,976,735
United Arab Emirates	—	42,741,245	—	42,741,245
United Kingdom	—	20,955,007	—	20,955,007

TOTAL COMMON STOCKS	176,923,681	3,132,881,540	11,617,963	3,321,423,184

Preferred Stocks
Brazil	—	10,531,867	—	10,531,867
Colombia	7,868,800	—	—	7,868,800
Russia	—	28,732,759	—	28,732,759
South Korea	—	52,854,741	—	52,854,741
Taiwan	—	1,234,594	—	1,234,594

TOTAL PREFERRED STOCKS	7,868,800	93,353,961	—	101,222,761

Investment Funds
Russia	—	—	99,636	99,636
Thailand	—	9,042,111	—	9,042,111
United States	26,252,682	—	—	26,252,682

TOTAL INVESTMENT FUNDS	26,252,682	9,042,111	99,636	35,394,429

Mutual Funds
United States	20,003,088	—	—	20,003,088

TOTAL MUTUAL FUNDS	20,003,088	—	—	20,003,088

Short-Term Investments	3,598,138	—	—	3,598,138

Total Investments	234,646,389	3,235,277,612	11,717,599	3,481,641,600

Derivatives^
Swap Contracts
Equity Risk	—	91,834	—	91,834

Total	$234,646,389	$3,235,369,446	$11,717,599	$3,481,733,434

Liability Valuation Inputs
Derivatives^
Futures Contracts
Equity Risk	$(5,373,519)	$—	$—	$(5,373,519)

Foreign Small Companies Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$640,023	$—	$640,023
Austria	—	136,159	—	136,159
Belgium	—	217,238	—	217,238
Brazil	—	46,272	—	46,272
Canada	879,821	—	—	879,821
China	—	397,855	—	397,855
Denmark	—	77,607	—	77,607
Finland	—	163,974	—	163,974
France	—	1,004,441	—	1,004,441
Germany	—	762,325	—	762,325
Hong Kong	—	293,954	—	293,954
India	—	382,374	—	382,374
Indonesia	—	15,338	—	15,338
Italy	—	501,765	—	501,765

Description	Level 1	Level 2	Level 3		Total
Foreign Small Companies Fund (continued)
Asset Valuation Inputs (continued)
Japan	$—	$4,557,837	$—		$4,557,837
Malaysia	—	260,834	—		260,834
Netherlands	—	6,251	—		6,251
Norway	—	354,927	—		354,927
Poland	—	47,714	—		47,714
Portugal	—	189,520	—		189,520
Singapore	—	353,547	—		353,547
South Africa	—	145,829	—		145,829
South Korea	—	1,273,581	—		1,273,581
Spain	—	270,872	—		270,872
Sweden	—	624,042	—		624,042
Switzerland	—	772,329	—		772,329
Taiwan	—	394,757	—		394,757
Turkey	—	4,384	—		4,384
United Kingdom	—	2,497,344	—		2,497,344

TOTAL COMMON STOCKS	879,821	16,393,093	—		17,272,914

Preferred Stocks
Germany	—	77,924	—		77,924

TOTAL PREFERRED STOCKS	—	77,924	—		77,924

Mutual Funds
United States	301,965	—	—		301,965

TOTAL MUTUAL FUNDS	301,965	—	—		301,965

Short-Term Investments	35,657	—	—		35,657

Total Investments	1,217,443	16,471,017	—		17,688,460

Total	$1,217,443	$16,471,017	$—		$17,688,460

Liability Valuation Inputs
Derivatives^
Futures Contracts
Equity Risk	$(12,684)	$—	$—		$(12,684)

International Equity Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$193,675,453	$—		$193,675,453
Austria	—	11,875,840	—		11,875,840
Belgium	—	15,297,957	—		15,297,957
Denmark	19,483,757	54,788,696	—		74,272,453
Finland	—	27,317,476	—		27,317,476
France	37,156,227	288,651,896	—		325,808,123
Germany	—	384,269,314	—		384,269,314
Hong Kong	—	90,243,240	—		90,243,240
Ireland	6,644,240	—	—		6,644,240
Israel	—	2,742,810	—		2,742,810
Italy	73,309,949	93,655,094	—		166,965,043
Japan	—	986,099,372	—		986,099,372
Malta	—	—	0	§	0§
Netherlands	—	116,748,686	—		116,748,686
New Zealand	—	1,707,142	—		1,707,142
Norway	—	130,276,446	—		130,276,446
Portugal	—	4,538,913	—		4,538,913
Singapore	—	551,945	—		551,945
Spain	—	35,960,365	—		35,960,365
Sweden	—	183,100,624	—		183,100,624
Switzerland	601,818	177,155,138	—		177,756,956
United Kingdom	17,471,624	524,741,638	—		542,213,262

TOTAL COMMON STOCKS	154,667,615	3,323,398,045	0	§	3,478,065,660

Description	Level 1	Level 2	Level 3		Total
International Equity Fund (continued)
Asset Valuation Inputs (continued)
Preferred Stocks
Germany	$—	$25,970,534	$—		$25,970,534

TOTAL PREFERRED STOCKS	—	25,970,534	—		25,970,534

Mutual Funds
United States	43,324,853	—	—		43,324,853

TOTAL MUTUAL FUNDS	43,324,853	—	—		43,324,853

Short-Term Investments	8,212,300	—	—		8,212,300

Total Investments	206,204,768	3,349,368,579	0	§	3,555,573,347

Derivatives^
Futures Contracts
Equity Risk	61,835	—	—		61,835

Total	$206,266,603	$3,349,368,579	$0	§	$3,555,635,182

Quality Fund
Asset Valuation Inputs
Common Stocks
Germany	$—	$161,316,748	$—		$161,316,748
Switzerland	—	427,828,105	—		427,828,105
Taiwan	—	135,592,419	—		135,592,419
United Kingdom	—	403,337,806	—		403,337,806
United States	5,475,971,269	—	—		5,475,971,269

TOTAL COMMON STOCKS	5,475,971,269	1,128,075,078	—		6,604,046,347

Debt Obligations
United States	26,010,676	—	—		26,010,676

TOTAL DEBT OBLIGATIONS	26,010,676	—	—		26,010,676

Mutual Funds
United States	8,077,124	—	—		8,077,124

TOTAL MUTUAL FUNDS	8,077,124	—	—		8,077,124

Short-Term Investments	57,300,176	—	—		57,300,176

Total Investments	5,567,359,245	1,128,075,078	—		6,695,434,323

Total	$5,567,359,245	$1,128,075,078	$—		$6,695,434,323

Resources Fund
Asset Valuation Inputs
Common Stocks
Argentina	$4,426,018	$—	$—		$4,426,018
Australia	—	20,657,182	—		20,657,182
Austria	—	2,899,621	—		2,899,621
Brazil	—	7,506,233	—		7,506,233
Canada	5,246,662	—	—		5,246,662
China	—	9,923,860	—		9,923,860
Colombia	3,000,402	—	—		3,000,402
Denmark	—	9,648,466	—		9,648,466
Finland	—	618,889	—		618,889
France	—	18,728,364	—		18,728,364
Germany	—	2,709,894	—		2,709,894
Hungary	—	2,738,783	—		2,738,783
India	—	1,911,568	—		1,911,568
Indonesia	—	603,266	—		603,266
Israel	—	10,557,477	—		10,557,477
Italy	—	1,431,216	—		1,431,216
Japan	—	22,288,905	—		22,288,905
Netherlands	—	1,240,104	—		1,240,104

Description	Level 1	Level 2	Level 3		Total
Resources Fund (continued)
Asset Valuation Inputs (continued)
Norway	$—	$35,089,858	$—		$35,089,858
Pakistan	—	3,922,082	—		3,922,082
Poland	—	8,465,548	—		8,465,548
Russia	—	58,986,678	—		58,986,678
Singapore	—	—	0	§	0§
South Africa	—	5,291,507	—		5,291,507
South Korea	—	3,661,876	—		3,661,876
Spain	—	6,802,740	—		6,802,740
Sweden	—	7,856,564	—		7,856,564
Switzerland	—	430,519	—		430,519
Thailand	—	8,806,638	—		8,806,638
Turkey	—	1,788,090	—		1,788,090
Ukraine	—	3,771,277	—		3,771,277
United Kingdom	—	63,855,560	—		63,855,560
United States	63,522,417	—	—		63,522,417

TOTAL COMMON STOCKS	76,195,499	322,192,765	0	§	398,388,264

Preferred Stocks
Brazil	—	19,688,259	—		19,688,259

Chile	17,657,728	—	—		17,657,728

Russia	—	8,656,558	—		8,656,558

TOTAL PREFERRED STOCKS	17,657,728	28,344,817	—		46,002,545

Rights/Warrants
Singapore	—	—	0	§	0	§

TOTAL RIGHTS/WARRANTS	—	—	0	§	0	§

Mutual Funds
United States	15,066,938	—	—		15,066,938

TOTAL MUTUAL FUNDS	15,066,938	—	—		15,066,938

Short-Term Investments	908,421	—	—		908,421

Total Investments	109,828,586	350,537,582	0	§	460,366,168

Total	$109,828,586	$350,537,582	$0	§	$460,366,168

Risk Premium Fund
Asset Valuation Inputs
Debt Obligations
United States	$281,053,592	$—	$—		$281,053,592

TOTAL DEBT OBLIGATIONS	281,053,592	—	—		281,053,592

Short-Term Investments	194,869,197	—	—		194,869,197

Total Investments	475,922,789	—	—		475,922,789

Total	$475,922,789	$—	$—		$475,922,789

Liability Valuation Inputs
Derivatives^
Written Options
Equity Risk	$(3,054,489)	$(1,636,107)	$—		$(4,690,596)

Tax-Managed International Equities Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$1,470,320	$—		$1,470,320
Austria	—	432,582	—		432,582
Belgium	—	29,591	—		29,591
Brazil	—	258,899	—		258,899
Canada	1,039,261	—	—		1,039,261
China	48,141	1,304,614	—		1,352,755

Description	Level 1	Level 2	Level 3		Total
Tax-Managed International Equities Fund (continued)
Asset Valuation Inputs (continued)
Colombia	$51,867	$—	$—		$51,867
Denmark	—	171,075	—		171,075
Finland	—	397,791	—		397,791
France	164,150	2,832,555	—		2,996,705
Germany	—	3,083,661	—		3,083,661
Greece	—	4,867	—		4,867
Hong Kong	—	1,311,122	—		1,311,122
Hungary	—	99,221	—		99,221
India	—	295,052	—		295,052
Ireland	14,472	167,327	—		181,799
Italy	690,144	1,224,190	—		1,914,334
Japan	—	9,670,702	—		9,670,702
Malaysia	—	15,171	—		15,171
Malta	—	—	0	§	0	§
Mexico	137,921	—	—		137,921
Netherlands	—	427,376	—		427,376
Norway	—	719,573	—		719,573
Russia	—	230,187	—		230,187
Singapore	—	146,669	—		146,669
South Africa	—	351,770	—		351,770
South Korea	51,066	497,326	—		548,392
Spain	—	184,395	—		184,395
Sweden	—	1,797,958	—		1,797,958
Switzerland	—	1,831,935	—		1,831,935
Taiwan	—	310,168	—		310,168
Thailand	—	112,398	—		112,398
Turkey	—	63,442	—		63,442
United Kingdom	56,616	6,163,299	—		6,219,915

TOTAL COMMON STOCKS	2,253,638	35,605,236	0	§	37,858,874

Preferred Stocks
Brazil	—	217,055	—		217,055
Germany	—	449,673	—		449,673
South Korea	—	121,944	—		121,944

TOTAL PREFERRED STOCKS	—	788,672	—		788,672

Mutual Funds
United States	876,897	—	—		876,897

TOTAL MUTUAL FUNDS	876,897	—	—		876,897

Short-Term Investments	71,673	—	—		71,673

Total Investments	3,202,208	36,393,908	0	§	39,596,116

Derivatives^
Futures Contracts
Equity Risk	8,226	—	—		8,226

Total	$3,210,434	$36,393,908	$0	§	$39,604,342

U.S. Equity Fund (formerly U.S. Equity Allocation Fund)
Asset Valuation Inputs
Common Stocks	$899,613,876	$—	$—		$899,613,876
Mutual Funds	11,986,782	—	—		11,986,782
Short-Term Investments	482,006	—	—		482,006

Total Investments	912,082,664	—	—		912,082,664

Total	$912,082,664	$—	$—		$912,082,664

Liability Valuation Inputs
Derivatives^
Futures Contracts
Equity Risk	$(70,695)	$—	$—		$(70,695)

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

^

The tables above are based on market values or unrealized appreciation/(depreciation), in the case of forward currency contracts, rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Funds’ net asset values than the uncertainties surrounding inputs for a non-derivative security with the same market value. Excludes purchased options, fully funded total return swaps and rights/warrants, if any, which are included in investments.

§	Represents the interest in securities that were determined to have a value of zero at November 30, 2018.

The underlying funds held at period end are classified above as Level 1. Certain underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees. For a summary of the levels assigned to the underlying funds’ direct securities and derivatives, if any, please refer to the underlying funds’ portfolio valuation notes which are available on the Securities and Exchange Commission’s website at www.sec.gov or on GMO’s website at www.gmo.com.

For all Funds for the period ended November 30, 2018, there were no significant transfers between Level 1 and Level 2.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets). At November 30, 2018, there were no material Level 3 classes of investments or derivatives with significant unobservable inputs subject to this additional disclosure.

The following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2018	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3†		Transfer out of Level 3†		Balances as of November 30, 2018		Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of November 30, 2018
Climate Change Fund
Common Stocks
Australia	$12,229	$—	$—	$—	$—	$(12,229)	$—		$—		$0	§	$(12,229)
China	—	—	—	—	—	—	35,256	‡	—		35,256		—

Total	$12,229	$—	$—	$—	$—	$(12,229)	$35,256		$—		$35,256		$(12,229)

Emerging Domestic Opportunities Fund
Common Stocks
India	$27,450,114	$—	$(11,250,237)	$—	$1,832,427	$(11,221,226)	$—		$(183,177	) ‡	$6,627,901		$(1,753,355)

Total	$27,450,114	$—	$(11,250,237)	$—	$1,832,427	$(11,221,226)	$—		$(183,177)		$6,627,901		$(1,753,355)

Emerging Markets Fund
Common Stocks
China	$680,939	$—	$—	$—	$—	$165	$—		$—		$681,104		$165
India	1,802,252	—	(37,355)	—	(202,290)	(1,310,832)	—		(251,775	) ‡	—		—
Taiwan	—	—	—	—	—	—	10,936,859	‡	—		10,936,859		—

	$2,483,191	$—	$(37,355)	$—	$(202,290)	$(1,310,667)	$10,936,859		$(251,775)		$11,617,963		$165

Investment Funds
India	$98,736	$—	$(289,993)	$—	$289,993	$(98,736)	$—		$—		$—		$—
Russia	2,704,993	—	(2,217,163)	—	0	(388,194)	—		—		99,636		(388,194)

Total Investment Funds	2,803,729	—	(2,507,156)	—	289,993	$(486,930)	—		—		99,636		(388,194)

Total	$5,286,920	$—	$(2,544,511)	$—	$87,703	$(1,797,597)	$10,936,859		$(251,775)		$11,717,599		$(388,029)

Resources Fund
Common Stocks
Singapore	$197,420	$—	$(189,788)	$—	$(631,111)	$623,479	$—		$—		$0	§	$(22,632)

Total	$197,420	$—	$(189,788)	$—	$(631,111)	$623,479	$—		$—		$0	§	$(22,632)

	Balances as of February 28, 2018	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3†	Transfer out of Level 3†	Balances as of November 30, 2018	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of November 30, 2018
Tax-Managed International Equities Fund
Rights/Warrants
Brazil	$1,369	$—	$0	$—	$0	$(1,369)	$—	$—	$—	$—

Total	$1,369	$—	$0	$—	$0	$(1,369)	$—	$—	$—	$—

†	The Funds account for securities and derivatives, if any, transferred into and out of Level 3 at the value at the end of the period.
‡	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.
§	Represents the interest in securities that were determined to have a value of zero at November 30, 2018.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Eastern time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Other matters

Emerging Markets Fund (“EMF”)

Indian regulators alleged in 2002 that EMF violated some conditions under which it was granted permission to operate in India and have restricted some of EMF’s locally held assets pending resolution of the dispute. Although these locally held assets remain the property of EMF, a portion of the assets are not permitted to be withdrawn from EMF’s local custodial account located in India. The amount of restricted assets is small relative to the size of EMF, representing approximately 0.11% of the Fund’s total net assets as of November 30, 2018. The effect of this claim on the value of the restricted assets, and all matters relating to EMF’s response to these allegations, are subject to the supervision and control of GMO Trust’s Board of Trustees. Any costs in respect of this matter will be borne by EMF.

Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

	Climate Change Fund	Emerging Domestic Opportunities Fund	Emerging Markets Fund	Foreign Small Companies Fund	International Equity Fund	Quality Fund	Resources Fund	Risk Premium Fund	Tax-Managed International Equities Fund	U.S. Equity Fund (formerly U.S. Equity Allocation Fund)
Commodities Risk	X						X
Counterparty Risk	X	X	X	X	X	X	X	X	X	X
Credit Risk		X						X
Currency Risk	X	X	X	X	X	X	X	X	X
Derivatives and Short Sales Risk	X	X	X	X	X	X	X	X	X	X
Focused Investment Risk	X	X	X	X	X	X	X	X	X	X
Fund of Funds Risk		X	X
Illiquidity Risk	X	X	X	X	X	X	X	X	X	X
Large Shareholder Risk	X	X	X	X	X	X	X	X	X	X
Leveraging Risk	X	X	X	X	X	X	X		X	X
Management and Operational Risk	X	X	X	X	X	X	X	X	X	X
Market Disruption and Geopolitical Risk	X	X	X	X	X	X	X	X	X	X
Market Risk – Equities	X	X	X	X	X	X	X	X	X	X

	Climate Change Fund	Emerging Domestic Opportunities Fund	Emerging Markets Fund	Foreign Small Companies Fund	International Equity Fund	Quality Fund	Resources Fund	Risk Premium Fund	Tax-Managed International Equities Fund	U.S. Equity Fund (formerly U.S. Equity Allocation Fund)
Market Risk – Fixed Income		X						X
Merger Arbitrage Risk	X						X
Non-Diversified Funds	X	X	X			X	X	X	X
Non-U.S. Investment Risk	X	X	X	X	X	X	X	X	X
Small Company Risk	X	X	X	X	X	X	X	X	X	X

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time.

Each Fund that invests in other GMO Funds or other investment companies (collectively, “Underlying Funds”) is exposed to the risks to which the Underlying Funds in which it invests are exposed, as well as the risk that the Underlying Funds will not perform as expected. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and references in this section to investments made by a Fund include those made both directly by the Fund and indirectly by the Fund through Underlying Funds.

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• COMMODITIES RISK. Commodity prices can be extremely volatile and are affected by many factors. Exposure to commodities can cause the value of a Fund’s shares to decline or fluctuate in a rapid and unpredictable manner. The value of commodity-related derivatives or indirect investments in commodities may fluctuate more than the commodity, commodities or commodity index to which they relate. See “Derivatives and Short Sales Risk” for a discussion of specific risks of a Fund’s derivatives investments, including commodity-related derivatives.

• COUNTERPARTY RISK. Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or OTC derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise be forced to hold investments it would prefer to sell, resulting in losses for the Fund. In addition, a Fund may suffer losses if a counterparty fails to comply with applicable laws, regulations or other requirements. The Funds are not subject to any limit on their exposure to any one counterparty nor to a requirement that counterparties with whom they enter into contracts maintain a specific rating by a nationally recognized rating organization. Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments in which financial services firms are exposed (as they were in 2008) to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will have contractual remedies (whether or not the obligation is collateralized), but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the longer time during which events may occur that prevent settlement. Counterparty risk also is greater when a Fund has entered into derivatives contracts with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Funds that use swap contracts are subject, in particular, to the creditworthiness of the counterparties because some types of swap contracts have terms longer than six months (and, in some cases, decades). The creditworthiness of a counterparty may be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be posted promptly as required. GMO’s view with respect to a particular counterparty is subject to change. The fact, however, that it changes adversely (whether due to external events or otherwise) does not mean that a Fund’s existing transactions with that counterparty will necessarily be terminated or modified. In addition, a Fund may enter into new transactions with a counterparty that GMO no longer considers a desirable counterparty (for example, re-establishing the transaction with a lower notional amount or entering into a countervailing trade with the same counterparty). Counterparty risk also will be greater if a counterparty’s obligations exceed the value of the collateral held by the Fund (if any).

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds. Counterparty risk with respect to derivatives has been and will continue to be affected by new rules and regulations relating to the derivatives market. As described under “Derivatives and Short Sales Risk,” some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that the Funds’ ability to exercise remedies, such as the termination of transactions, netting of obligations or realization on collateral, could be stayed or eliminated under new special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide governmental authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, in the European Union, governmental authorities could reduce, eliminate, or convert to equity the liabilities to the Funds of a counterparty experiencing financial difficulties (sometimes referred to as a “bail in”).

• CREDIT RISK. This is the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result (and/or in anticipation) of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations, or a downgrading of the credit rating of the investment. This risk is particularly acute in environments in which financial services firms are exposed (as they were in 2008) to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. Fixed income investments also are subject to illiquidity risk. See “Illiquidity Risk.”

All fixed income investments are subject to credit risk. Financial strength and solvency of an issuer are the primary factors influencing credit risk. The risk varies depending upon whether the issuer is a corporation, a government or government entity, whether the particular security has a priority over other obligations of the issuer in payment of principal and interest and whether it has any collateral backing or credit enhancement. Credit risk may change over the term of a fixed income investment. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations and their fixed income securities, including mortgage-backed and other asset-backed securities, are neither guaranteed nor insured by the U.S. government. These securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). Investments in sovereign or quasi-sovereign debt involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. A governmental entity’s ability and willingness to pay interest and repay principal in a timely manner may be affected by a variety of factors, including its cash flow, the size of its reserves, its access to foreign exchange, the relative size of its debt service burden to its economy as a whole, and political constraints. Investments in quasi-sovereign issuers are subject to the additional risk that the issuer may default independently of its sovereign. Sovereign debt risk is greater for fixed income securities issued or guaranteed by emerging countries.

In many cases, the credit risk and market price of a fixed income investment are reflected in its credit ratings, and a Fund holding a rated investment is subject to the risk that the investment’s rating will be downgraded, resulting in a decrease in the market price of the fixed income investment.

Securities issued by the U.S. government historically have presented minimal credit risk. However, events in 2011 led several major rating agencies to downgrade the long-term credit rating of U.S. bonds and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a default in the payment of principal or interest on U.S. government securities would decrease, the market price of a Fund’s investments and increase the volatility of a Fund’s portfolio.

Asset-backed securities may be backed by many types of assets and their payment of interest and repayment of principal largely depend on the cash flows generated by the assets backing them. The obligations of issuers also may be subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors.

A Fund also is exposed to credit risk on a reference security to the extent it writes protection under credit default swaps. See “Derivatives and Short Sales Risk” for more information regarding risks associated with the use of credit default swaps.

The extent to which the market price of a fixed income investment changes in response to a credit event depends on many factors and can be difficult to predict. For example, even though the effective duration of a long-term floating rate security is very short, an adverse credit event or change in the perceived creditworthiness of its issuer could cause its market price to decline much more than its effective duration would suggest.

Credit risk is particularly pronounced for below investment grade investments (commonly referred to as “junk bonds”). The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is below investment grade. Many asset-backed securities also are below investment grade. Below investment grade investments have speculative characteristics, often are less liquid than higher quality investments, present a greater risk of default and are more susceptible to real or perceived adverse industry conditions. Investments in distressed or defaulted or other low quality debt investments generally are considered speculative and may involve substantial risks not normally associated with investments in higher quality investments, including adverse business, financial or economic conditions that lead to payment defaults and insolvency proceedings on the part of their issuers. In particular, distressed or defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings, during which the issuer does not make any interest or other payments and a Fund incurs additional expenses in seeking recovery. If GMO’s assessment of the eventual recovery value of a distressed or defaulted debt investment proves incorrect, a Fund may lose a substantial portion or all of its investment or may be required to accept cash or instruments worth less than its original investment. In the event of a default of sovereign debt, the Funds may be unable to pursue legal action against the issuer.

• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the currencies in which a Fund’s investments are traded, in which a Fund receives income, or in which a Fund has taken a position will decline in value. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Fund may realize a loss on both the hedging instrument and the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons. See “Market Disruption and Geopolitical Risk.”

Many of the Funds use derivatives to take currency positions that are under- or over-weighted (in some cases significantly) relative to the currency exposure of their portfolios and their benchmarks. If the exchange rates of the currencies involved do not move as expected, a Fund could lose money on both its holdings of a particular currency and the derivative. See also “Non-U.S. Investment Risk.”

Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. dollars or may only be able to do so at an unfavorable exchange rate. Exchange rates for many currencies are affected by exchange control regulations.

Derivative transactions in foreign currencies (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk”).

• DERIVATIVES AND SHORT SALES RISK. All of the Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, such as securities, commodities or currencies, reference rates, such as interest rates, currency exchange rates, inflation rates, or indices. Derivatives involve the risk that their value may not change as expected relative to changes in the value of the assets, rates, or indices they are designed to track. Derivatives include, but are not limited to, futures contracts, forward contracts, foreign currency contracts, swap contracts, contracts for differences, options on securities and indices, options on futures contracts, options on swap contracts, interest rate caps, floors and collars, reverse repurchase agreements, and other OTC contracts.

The use of derivatives involves risks that are potentially greater than, the risks of investing directly in securities. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed, or the position transferred, only with the consent of the other party to the contract. If the counterparty defaults, the Fund will still have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments GMO believes are owed to the Fund under an OTC derivatives contract, or those payments may be delayed or made only after the Fund has incurred the cost of litigation.

A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., foreign currency forwards), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s fundamental fair (or intrinsic) value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs a greater risk of not being able to recover what it is owed if the counterparty defaults. Derivatives also present other risks described in this section, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk.

Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used may not produce valuations that are consistent with the values a Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, inaccurate valuations may result in increased cash payments to counterparties, under-collateralization and/or errors in the calculation of a Fund’s net asset value.

A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the cost of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty.

Swap contracts and other OTC derivatives are highly susceptible to illiquidity risk (see “Illiquidity Risk”) and counterparty risk (see “Counterparty Risk”). These derivatives also are subject to documentation risk, which is the risk that ambiguities, inconsistencies or errors in the documentation relating to a derivative transaction may lead to a dispute with the counterparty or unintended investment results. In addition, see “Commodities Risk” for a discussion of risks specific to commodity-related derivatives. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. See “Leveraging Risk.”

A Fund’s use of derivatives may be subject to special tax rules and could generate additional taxable income for shareholders. In addition, the tax treatment of a Fund’s use of derivatives will sometimes be unclear.

The Securities and Exchange Commission has proposed a rule under the Investment Company Act of 1940, as amended (the “1940 Act”), regulating the use by registered investment companies of derivatives and many related instruments. That rule, if adopted as proposed, would, among other things, restrict a Fund’s ability to engage in derivatives transactions or so increase the cost of derivatives transactions that a Fund would be unable to implement its investment strategy.

Derivatives Regulation. The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union (and some other countries) have adopted similar requirements, which affect a Fund when it enters into a derivatives transaction with a counterparty subject to those requirements. Because these U.S. and European Union requirements are new and evolving (and some of the rules are not yet final), their impact on the Funds remains unclear.

Transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Funds make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In some ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements, for example, by requiring that funds provide more margin for their cleared derivatives positions. Also, as a general matter, in contrast to a bilateral derivatives position, following a period of notice to a Fund, a clearing member at any time can require termination of an existing cleared derivatives position or an increase in the margin required at the outset of a transaction. Clearing houses also have broad rights to increase the margin required for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivatives positions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose a Fund to greater credit risk to its clearing member because margin for cleared derivatives positions in excess of a clearing house’s margin requirements typically is held by the clearing member (see “Counterparty Risk”). Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Funds and their clearing members generally provides that the clearing members will accept for clearing all cleared derivatives transactions that are within credit limits (specified in advance) for each Fund, the Funds are still subject to the risk that no clearing member will be willing or able to clear a transaction. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and loss of hedging protection. In addition, the documentation governing the relationship between the Funds and clearing members is drafted by the clearing members and generally is less favorable to the Funds than the documentation for typical bilateral derivatives. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Funds in favor of the clearing member for losses the clearing member incurs as the Funds’ clearing member. Also, such documentation typically does not provide the Funds any remedies if the clearing member defaults or becomes insolvent. While futures contracts entail similar risks, the risks may be more pronounced for cleared derivatives due to their more limited liquidity and market history.

Some types of cleared derivatives are required to be executed on an exchange or on a swap execution facility. A swap execution facility is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. While this execution requirement is designed to increase transparency and liquidity in the cleared derivatives market, trading on a swap execution facility can create additional costs and risks for the Funds. For example, swap execution facilities typically charge fees, and if a Fund executes derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. Also, a Fund may be required to indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the swap execution facility.

If a Fund wishes to execute a package of transactions that include a swap that is required to be executed on a swap execution facility as well as other transactions (for example, a transaction that includes both a security and an interest rate swap that hedges interest rate exposure with respect to such security), the Fund may be unable to execute all components of the package on the swap execution facility. In that case, the Fund would need to trade some components of the package on the swap execution facility and other components in another manner, which could subject the Fund to the risk that some components would be executed successfully and others would not, or that the components would be executed at different times, leaving the Fund with an unhedged position for a period of time.

The U.S. government and the European Union have adopted mandatory minimum margin requirements for bilateral derivatives. New variation margin requirements became effective in March 2017 and new initial margin requirements will become effective in 2020. Such requirements could increase the amount of margin a Fund needs to provide in connection with its derivatives transactions and, therefore, make derivatives transactions more expensive.

These and other new rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or otherwise limiting liquidity. The implementation of the clearing requirement has increased the cost of derivatives transactions for the Funds, since the Funds have to pay fees to their clearing members and are typically required to post more margin for cleared derivatives than they historically posted for bilateral derivatives. The cost of derivatives transactions is expected to increase further as clearing members raise their fees to cover the cost of additional capital requirements and other regulatory changes applicable to the clearing members. These rules and regulations are new and evolving, and, therefore, their potential impact on the Funds and the financial system are not yet known. While the new rules and regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that they will achieve that result, and in the meantime, as noted above, central clearing and related requirements expose the Funds to new kinds of costs and risks.

Options. The Funds, particularly Risk Premium Fund, are permitted to write options. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The market price of an option also may be adversely affected if the market for the option becomes less liquid. In addition, since an American-style option allows the holder to exercise its rights any time before the option’s expiration, the writer of an American-style option has no control over when it will be required to fulfill its obligations as a writer of the option. (The writer of a European-style option is not subject to this risk because the holder may only exercise the option on its expiration date.) If a Fund writes a call option and does not hold the underlying security or instrument, the Fund’s potential loss is theoretically unlimited.

National securities exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. A Fund, GMO, and other funds advised by GMO likely constitute such a group. When applicable, these limits restrict a Fund’s ability to purchase or write options on a particular security.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (i.e., options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While a Fund has greater flexibility to tailor an OTC option, OTC options generally expose a Fund to greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary market risks.

Special tax rules apply to a Fund’s transactions in options, which could increase the taxes payable by shareholders subject to U.S. income taxation. In particular, a Fund’s options transactions potentially could cause a substantial portion of the Fund’s distributions to be taxable at ordinary income tax rates. See the Funds’ Prospectus and Statement of Additional Information for more information.

Short Investment Exposure. Some Funds may sell securities or currencies short as part of their investment programs in an attempt to increase their returns or for hedging purposes. Short sales expose a Fund to the risk that it will be required to acquire, convert, or exchange a security or currency to replace the borrowed security or currency when the security or currency sold short has appreciated in value, thus resulting in a loss to the Fund. Purchasing a security or currency to close out a short position can itself cause the price of the security or currency to rise further, thereby exacerbating any losses. A Fund that sells short a security or currency it does not own typically pays borrowing fees to a broker and is required to pay the broker any dividends or interest it receives on a borrowed security.

A Fund also may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index.

Short sales of securities or currencies a Fund does not own and “short” derivative positions involve forms of investment leverage, and the amount of the Fund’s potential loss is theoretically unlimited. A Fund is subject to increased leveraging risk and other investment risks described in this “Investment and other risks” section to the extent it sells short securities or currencies it does not own or takes “short” derivative positions.

• FOCUSED INVESTMENT RISK. Funds with investments that are focused in a limited number of asset classes, sectors, industries, issuers, currencies, countries, or regions (or in sectors within a country or region) that are subject to the same or similar risk factors and funds with investments whose prices are closely correlated are subject to greater overall risk than funds with investments that are more diversified or whose prices are not as closely correlated.

A Fund that invests in the securities of a small number of issuers has greater exposure to adverse developments affecting those issuers and to a decline in the market price of those issuers’ securities than Funds investing in the securities of a larger number of issuers. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens and often react similarly to specific economic, market, political or other developments.

Similarly, Funds having a significant portion of their assets in investments tied economically (or related) to a particular geographic region, country or market (e.g., emerging markets), or to sectors within a region, country, or market (e.g., Russian oil) have more exposure to regional and country economic risks than funds making investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in the value of the currency of one country can spread to other countries. Furthermore, companies in a particular geographic region or country are vulnerable to events affecting other companies in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk.”

Because Resources Fund concentrates its investments in the natural resources sector, it is particularly exposed to adverse developments, including adverse price movements, affecting issuers in the natural resources sector and is subject to greater risks than a fund that invests in a wider range of industries. In addition, the market prices of securities of companies in the natural resources sector are often more volatile (particularly in the short term) than those of securities of companies in other industries. Some of the commodities used as raw materials or produced by these companies are subject to broad price fluctuations as a result of industry-wide supply and demand factors. Companies in the natural resources sector often have limited pricing power over the supplies they purchase and the products they sell, which can affect their profitability, and are often capital-intensive and use significant amounts of leverage. Projects in the natural resources sector may take extended periods of time to complete, and companies cannot ensure that the market will be favorable at the time the project begins production. Companies in the natural resources sector also may be subject to special risks associated with natural or man-made disasters. In addition, companies in the natural resources sector can be especially affected by political and economic developments, government regulations including changes in tax law or interpretations of law, energy conservation, and the success of exploration projects. Specifically, companies in the natural resources sector can be significantly affected by import controls, worldwide competition and cartels, and changes in consumer sentiment and spending, and can be subject to liability for, among other things, environmental damage, depletion of resources, and mandated expenditures for safety and pollution control. Resources Fund’s concentration in the securities of natural resource companies exposes it to the price movements of natural resources to a greater extent than if it were more broadly diversified. Because Resources Fund invests primarily in the natural resources sector, it runs the risk of performing poorly during an economic downturn or a decline in demand for natural resources.

Because Climate Change Fund focuses its investments in securities of companies involved in climate change-related industries, the Fund will be more susceptible to events or factors affecting these companies, and the market prices of its portfolio securities may be more volatile than those of mutual funds that are more diversified. Climate Change Fund is particularly exposed to such developments as changes in global and regional climates, environmental protection regulatory actions, changes in government standards and subsidy levels, changes in taxation and other domestic and international political, regulatory and economic developments (such as potential cut-backs on funding for the Environmental Protection Agency and other policies and actions by the Trump administration). Companies involved in alternative fuels also may be adversely affected by the increased use of, or decreases in prices for, oil or other fossil fuels. In addition, scientific developments, such as breakthroughs in the remediation of global warming, and changes in governmental policies relating to the effects of pollution may affect investments in pollution control, which could in turn affect these companies. Such companies also may be significantly affected by technological changes in industries focusing on energy, pollution control and mitigation of global warming. Because society’s focus on climate change issues is relatively new, the emphasis and direction of governmental policies is subject to significant change, and rapid technological change could render even new approaches and products obsolete. Some companies involved in climate change-related industries are in the early stages of operation and have limited operating histories and smaller market capitalizations on average than companies in other sectors. As a result of these and other factors, the market prices of securities of companies involved in climate change-related industries tend to be considerably more volatile than those of companies in more established sectors and industries.

Because Risk Premium Fund may hold a limited number of options contracts relating to relatively few stock indices, the Fund is subject to focused investment risk.

• FUND OF FUNDS RISK. Funds that invest in Underlying Funds (including underlying GMO Funds) are exposed to the risk that the Underlying Funds will not perform as expected. The Funds also are indirectly exposed to all of the risks to which the Underlying Funds are exposed.

Absent reimbursement, a Fund bears the fees and expenses of an Underlying Fund (including purchase premiums and redemption fees, if any) in which it invests, and may incur additional expenses when investing in an Underlying Fund. In addition, total Fund expenses will increase if a Fund makes a new or further investment in Underlying Funds with higher fees or expenses than the average fees and expenses of the Underlying Funds then in the Fund’s portfolio.

In addition, to the extent a Fund invests in shares of underlying GMO Funds, it is indirectly subject to Large Shareholder Risk when an underlying GMO Fund has large shareholders (e.g., other GMO Funds). See “Large Shareholder Risk.”

At any particular time, one Underlying Fund may be purchasing securities of an issuer whose securities are being sold by another Underlying Fund, resulting in a Fund that holds each Underlying Fund indirectly incurring the costs associated with the two transactions without changing its exposure to those securities.

Investments in exchange-traded funds (“ETFs”) involve the risk that an ETF’s performance may not track the performance of the index it is designed to track. In addition, ETFs often use derivatives to track the performance of an index, and, therefore, investments in those ETFs are subject to the same derivatives risks discussed in “Derivatives and Short Sales Risk.” ETFs are investment companies that typically hold a portfolio of securities designed to track the price, performance, and dividend yield of a particular securities market index (or sector of an index). As investment companies, ETFs incur their own management and other fees and expenses, such as trustee fees, operating expenses, registration fees, and marketing expenses, and a Fund that invests in ETFs will bear a proportionate share of such fees and expenses. As a result, an investment by a Fund in an ETF could lead to higher operating expenses and lower returns than if the Fund were to invest directly in the securities underlying the ETF.

A Fund’s investments in one or more Underlying Funds could affect the amount, timing and character of its distributions and could cause the Fund to recognize taxable income in excess of the cash generated by such investments, requiring the Fund in turn to liquidate investments at disadvantageous times to generate cash needed to make required distributions.

• ILLIQUIDITY RISK. Illiquidity risk is the risk that low trading volume, lack of a market maker, large position size, or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits, delays or prevents a Fund from selling particular securities or closing derivative positions at desirable prices. In addition to these risks, a Fund is exposed to illiquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). To the extent a Fund’s investments include asset-backed securities, distressed, defaulted or other low quality debt securities, emerging country debt or equity securities, securities of companies with smaller market capitalizations or smaller total float adjusted market capitalizations, or emerging market securities, it is subject to increased illiquidity risk. These types of investments can be difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. Illiquidity risk also may be greater in times of financial stress. For example, Inflation-Protected Securities issued by the U.S. Treasury (“TIPS”) have experienced periods of greatly reduced liquidity during disruptions in fixed income markets, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are more susceptible than other securities to price declines when market prices decline generally.

A Fund may buy securities or other investments that are less liquid than those in its benchmark. The more illiquid investments a Fund has, the greater the likelihood of its paying redemption proceeds in-kind.

Historically, the credit markets have experienced periods characterized by a significant lack of liquidity, and they may experience similar periods in the future. A lack of liquidity could require a Fund to sell securities to satisfy collateral posting requirements and meet redemptions, which could, in turn, create downward price pressure on the securities being sold.

A Fund’s, and particularly Risk Premium Fund’s, ability to use options as part of its investment program depends on the liquidity of the options market. That market may not be liquid when a Fund seeks to close out an option position, and the hours of trading for options on an exchange may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the markets for those securities that are not immediately reflected in the options markets. If a Fund receives a redemption request and is unable to close out an option it has sold, the Fund may temporarily be leveraged in relation to its assets.

• LARGE SHAREHOLDER RISK. To the extent a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance by forcing the Fund to sell portfolio securities, potentially at disadvantageous prices, to raise the cash needed to satisfy the redemption request. In addition, the Funds and other accounts over which GMO has investment discretion that invest in the Funds are not limited in how often they may sell Fund shares. The Asset Allocation Funds and separate accounts managed by GMO for its clients hold substantial percentages of the outstanding shares of many Funds, and asset allocation decisions by GMO may result in substantial redemptions from (or investments in) those Funds. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments when it would not have otherwise done so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, have adverse tax consequences for Fund shareholders. Further, from time to time a Fund may trade in anticipation of a purchase or redemption order that ultimately is not received or differs in size from the actual order, leading to temporary underexposure or overexposure to the Fund’s intended investment program. In addition, redemptions and purchases of shares by a large shareholder or group of shareholders could limit the use of any capital loss carryforwards to offset future realized capital gains (if any) and other losses that would otherwise reduce distributable net investment income. In addition, large shareholders may limit or prevent a Fund’s use of equalization for U.S. federal tax purposes.

To the extent a Fund invests in other GMO Funds subject to large shareholder risk, the Fund is indirectly subject to this risk.

• LEVERAGING RISK. The use of traditional borrowing (including to meet redemption requests), reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e., a Fund’s investment exposures exceed its net asset value). Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives, similar to short sales, have the potential for unlimited loss, regardless of the size of the initial investment. Similarly, a Fund’s portfolio will be leveraged and can incur losses if the value of the Fund’s assets declines between the time a redemption request is received or deemed to be received by a Fund (which in some cases may be the business day prior to actual receipt of the transaction activity by the Fund) and the time at which the Fund liquidates assets to meet redemption requests. Such a decline in the value of a Fund’s assets is more likely in the case of Funds managed from GMO’s non-U.S. offices for which the time period between the NAV determination and corresponding liquidation of assets could be longer due to time zone differences and market schedules. In the case of redemptions representing a significant portion of a Fund’s portfolio, the leverage effects described above can be significant and could expose a Fund and non-redeeming shareholders to material losses.

A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

Some Funds are permitted to purchase securities on margin or to sell securities short, either of which creates leverage. To the extent the market prices of securities pledged to counterparties to secure a Fund’s margin account or short sale decline, the Fund may be required to deposit additional funds with the counterparty to avoid having the pledged securities liquidated to compensate for the decline.

• MANAGEMENT AND OPERATIONAL RISK. Each Fund is subject to management risk because it relies on GMO to achieve its investment objective. Each Fund runs the risk that GMO’s investment techniques will fail to produce desired results and may cause the Fund to incur significant losses. GMO also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times. In the case of Tax-Managed International Equities Fund, GMO’s tax-management strategies may be ineffective or limited by market conditions, the timing of cash flows into and out of the Fund, and current or future changes in tax legislation and regulation.

For many Funds, GMO uses quantitative models as part of its investment process. GMO’s models may not accurately predict future market movements, or characteristics. In addition, they are based on assumptions that can limit their effectiveness, and they rely on data that is subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Funds also run the risk that GMO’s assessment of an investment (including a security’s fundamental fair (or intrinsic) value) is wrong.

GMO relies on quantitative models in making investment decisions. The usefulness of GMO’s models may be diminished by the faulty incorporation of mathematical models into computer code, by reliance on proprietary and third-party technology that includes errors, omissions, bugs, or viruses, and by the retrieval of limited or imperfect data for processing by the model. These risks are present in the ordinary course of business and are more likely to occur when GMO is making changes to its models. Any of these risks could adversely affect a Fund’s performance.

There can be no assurance that key GMO personnel will continue to be employed by GMO. The loss of their services could have an adverse impact on GMO’s ability to achieve the Funds’ investment objectives.

The Funds also are subject to a risk of loss resulting from other services provided by GMO and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider. For example, trading delays or errors could prevent a Fund from benefiting from investment gains or avoiding losses. In addition, a service provider may be unable to provide a net asset value (“NAV”) for a Fund or share class on a timely basis. GMO is not contractually liable to the Funds for losses associated with operational risk absent its willful misfeasance, bad faith, gross negligence, or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have contractual limitations on their liability to the Funds for losses resulting from their errors.

The Funds and their service providers (including GMO) are susceptible to cyber-attacks and to technological malfunctions that may have effects similar to those of a cyber-attack. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and disrupting operations. Successful cyber-attacks against, or security breakdowns of, a Fund, GMO, a sub-adviser, or a custodian, transfer agent, or other service provider may adversely affect the Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, affect a Fund’s ability to calculate its net asset value, cause the release or misappropriation of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, and additional compliance costs. The Funds’ service providers regularly experience cyber-attacks and expect they will continue to do so. While GMO has established business continuity plans and systems designed to prevent, detect and respond to cyber-attacks, those plans and systems have inherent limitations. Similar types of cyber security risks also are present for issuers of securities in which the Funds invest, which could have material adverse consequences for those issuers and result in a decline in the market price of their securities. Furthermore, as a result of cyber-attacks, technological disruptions, malfunctions, or failures, an exchange or market may close or suspend trading in specific securities or the entire market, which could prevent the Funds from, among other things, buying or selling securities or accurately pricing their investments. The Funds cannot directly control cyber security plans and systems of their service providers, the Funds’ counterparties, issuers of securities in which the Funds invest, or securities markets and exchanges.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Funds are subject to the risk that geopolitical and other events (e.g., wars and terrorism) will disrupt securities markets and adversely affect global economies and markets, thereby reducing the value of the Funds’ investments. Sudden or significant changes in the supply or prices of commodities or in other economic inputs (e.g., the marked decline in oil prices that began in late 2014) may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies, or industries. Terrorism in the United States and around the world has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation or other fraudulent trading practices, which could disrupt their orderly functioning or reduce the prices of securities traded on them, including securities held by the Funds. Fraud and other deceptive practices committed by an issuer of securities held by a Fund undermine GMO’s due diligence efforts and, when discovered, will likely cause a steep decline in the market price of those securities and thus negatively affect the value of the Fund’s investments. In addition, when discovered, financial fraud may contribute to overall market volatility, which can negatively affect a Fund’s investment program as well as the rates or indices underlying a Fund’s investments.

While the U.S. government has always honored its credit obligations, a default by the U.S. government (as has been threatened in recent years) would be highly disruptive to the U.S. and global securities markets and could significantly reduce the value of the Funds’ investments. Similarly, political events within the United States have resulted, and may in the future result, in a shutdown of government services, which could adversely affect the U.S. economy, reduce the value of many Fund investments, and impair the operation of the U.S. or other securities markets. Uncertainty over the sovereign debt of several European Union countries, as well as uncertainty over the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted. In June 2016, the United Kingdom approved a referendum to leave the European Union (commonly known as “Brexit”) and in March 2017, the United Kingdom commenced the formal process of withdrawing from the European Union. Brexit has resulted in volatility in European and global markets and could have negative long-term impacts on financial markets in the United Kingdom and throughout Europe. Considerable uncertainty exists over the potential consequences and precise timeframe for Brexit, how it will be conducted, how negotiations of trade agreements will proceed, and how the financial markets will react, and as this process unfolds markets may be further disrupted. The consequences of the United Kingdom’s or another country’s exit from the European Union also could threaten the stability of the euro for remaining countries and could negatively affect the financial markets of other countries in the European region and beyond. War, terrorism, economic uncertainty, and related geopolitical events, such as sanctions, tariffs, the imposition of exchange controls or other cross-border trade barriers, have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the market price of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Investment and other risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs and achieving their investment objectives. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices, or to offer them on a more limited basis. To the extent a Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events in that region could have a disproportionate impact on the Fund.

• MARKET RISK. All of the Funds are subject to market risk, which is the risk that the market price of their holdings will decline. Market risks include:

Equities — Funds that invest in equities run the risk that the market price of an equity will decline. That decline may be attributable to factors affecting the issuer, such as poor performance by the issuer’s management or reduced demand for its goods or services, or to factors affecting a particular industry, such as a decline in demand, labor or raw material shortages, or increased production costs. A decline also may result from general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market prices of equities are volatile and can decline in a rapid or unpredictable manner. If a Fund purchases an equity for what GMO believes is less than its fundamental fair (or intrinsic) value, the Fund runs the risk that the market price of the equity will not appreciate or will decline due to GMO’s incorrect assessment. The market prices of equities trading at high multiples of current earnings often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples.

Because of Risk Premium Fund’s emphasis on writing put options on stock indices, GMO expects the Fund’s net asset value to decline when those indices decline in value. Also, Risk Premium Fund’s investment strategy of writing put options on stock indices can be expected to cause the Fund to underperform relative to those indices when the markets associated with those indices rise sharply because of the Fund’s lack of exposure to the upside of those markets.

Fixed Income — Funds that invest in fixed income investments (including bonds, notes, bills, synthetic debt instruments, and asset-backed securities) are subject to various market risks. The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity due to market uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market price of fixed income investments with complex structures, such as asset-backed securities and sovereign and quasi-sovereign debt instruments, can decline due to uncertainty about their credit quality and the reliability of their payment streams. Some fixed income investments also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the fixed income investment. When interest rates rise, fixed income investments also may be repaid more slowly than anticipated, causing a decrease in their market price. During periods of economic uncertainty and change, the market price of a Fund’s investments in below investment grade investments (commonly referred to as “junk bonds”) may be particularly volatile. Often below investment grade investments are subject to greater sensitivity to interest rate and economic changes than higher rated investments and can be more difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. See “Credit Risk” and “Illiquidity Risk” for more information about these risks.

A risk run by each Fund with significant investment in fixed income investments is that an increase in prevailing interest rates will cause the market price of those securities to decline. The risk associated with increases in interest rates (also called “interest rate risk”) is generally greater for Funds investing in fixed income investments with longer durations. In addition, in managing some Funds, GMO may seek to evaluate potential investments in part by considering the volatility of interest rates. The value of a Fund’s investments may be significantly reduced if GMO’s assessment proves incorrect.

The extent to which the market price of a fixed income investment changes with changes in interest rates is referred to as interest rate duration, which can be measured mathematically or empirically. A longer-maturity investment generally has longer interest rate duration because its fixed rate is locked in for a longer period of time. Floating-rate or adjustable-rate investments, generally have shorter interest rate durations because their interest rates are not fixed but rather float up and down as interest rates change. Conversely, inverse floating-rate investments have durations that move in the opposite direction from short-term interest rates and thus tend to underperform fixed rate investments when interest rates rise but outperform them when interest rates decline. Fixed income investments paying no interest, such as zero coupon and principal-only securities, are subject to additional interest rate risk.

The market price of inflation-indexed bonds (including TIPS) typically declines during periods of rising real interest rates (i.e., nominal interest rate minus inflation) and increases during periods of declining real interest rates. In some interest rate environments, such as when real interest rates are rising faster than nominal interest rates, the market price of inflation-indexed bonds may decline more than the price of non-inflation-indexed (or nominal) fixed income bonds with similar maturities.

Generally, when interest rates on short term U.S. Treasury obligations equal or approach zero, a Fund that invests a substantial portion of its assets in U.S. Treasury obligations, such as U.S. Treasury Fund, will have a negative return unless GMO waives or reduces its management fees.

Fixed income securities denominated in foreign currencies also are subject to currency risk. See “Currency Risk.”

In response to government intervention, economic or market developments, or other factors, markets for fixed income investments may experience periods of high volatility, reduced liquidity or both. During those periods, a Fund could have unusually high shareholder redemptions, requiring it to generate cash by selling portfolio assets when it would otherwise not do so, including at unfavorable prices. Fixed income investments may be difficult to value during such periods. In recent years, central banks and governmental financial regulators, including the U.S. Federal Reserve, have kept interest rates historically low by purchasing bonds. However, the U.S. Federal Reserve recently has increased interest rates and continued economic recovery and the Federal Reserve’s conclusion of its quantitative easing program increase the likelihood that interest rates will increase in the United States and throughout the financial system. A substantial increase in interest rates could have an adverse effect on prices for fixed income investments and on the performance of the Funds. Other actions by central banks or regulators (such as intervention in foreign currency markets or currency controls) also could have a material adverse effect on the Funds.

• MERGER ARBITRAGE RISK. Some Funds engage in transactions in which the Fund purchases securities at prices below the value of the consideration GMO expects the Fund to receive upon consummation of a proposed merger, exchange offer, tender offer, or other similar transaction (“merger arbitrage transactions”). The purchase price paid by the Fund may substantially exceed the market price of the securities before the announcement of the transaction.

If a Fund engages in merger arbitrage and the merger later appears unlikely to be consummated or, in fact, is not consummated or is delayed, the market price of the securities purchased by the Fund is likely to decline sharply, resulting in losses to the Fund. The risk/reward payout of merger arbitrage strategies typically is asymmetric, with the losses in failed transactions often far exceeding the gains in successful transactions. A proposed merger can fail to be consummated for many reasons, including regulatory and antitrust restrictions, industry weakness, company specific events, failed financings, and general market declines.

Merger arbitrage strategies are subject to the risk of overall market movements, and a Fund may experience losses even if a transaction is consummated. A Fund’s investments in derivatives or short sales of securities to hedge or otherwise adjust long or short investment exposure in connection with a merger arbitrage may not perform as GMO expected or may otherwise reduce the Fund’s gains or increase its losses. Also, a Fund may be unable to hedge against market fluctuations or other risks. In addition, a Fund may sell securities short when GMO expects the Fund to receive the securities upon consummation of a transaction; if the Fund does not actually receive the securities, the Fund will have an unintended “naked” short position and may be required to cover its short position at a time when the securities sold short have appreciated in value, thus resulting in a loss. A Fund’s merger arbitrage transactions could result in tax inefficiencies, including larger distributions of net investment income and net realized capital gains than otherwise would be the case.

• NON-DIVERSIFIED FUNDS. Some of the Funds are not “diversified” investment companies within the meaning of the 1940 Act. This means they are allowed to invest in the securities of relatively few issuers. As a result, they may be subject to greater credit, market and other risks than if their investments were more diversified, and poor performance by a single investment may have a greater impact on their performance.

The following Funds are not diversified investment companies within the meaning of the 1940 Act:

•	Climate Change Fund
•	Emerging Domestic Opportunities Fund
•	Emerging Markets Fund
•	Quality Fund
•	Resources Fund
•	Risk Premium Fund
•	Tax-Managed International Equities Fund

• NON-U.S. INVESTMENT RISK. Funds that invest in non-U.S. securities are subject to more risks than Funds that invest only in U.S. securities. Many non-U.S. securities markets include securities of only a small number of companies in a small number of industries. As a result, the market prices of securities traded on those markets often fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. Transactions in non-U.S. securities generally involve higher commission rates, transfer taxes, and custodial costs. In addition, some countries limit a Fund’s ability to profit from short-term trading (as defined in that country).

A Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. A Fund may seek a refund of taxes paid, but its efforts may not be successful, in which case the Fund will have incurred additional expenses for no benefit. In addition, a Fund’s pursuit of a tax refund may subject it to administrative and judicial proceedings in the country where it is seeking the refund. A Fund’s decision to seek a refund is in its sole discretion, and, particularly in light of the cost involved, it may decide not to seek a refund, even if it is entitled to one. The outcome of a Fund’s efforts to obtain a refund is inherently unpredictable. Accordingly, a refund is not typically reflected in a Fund’s net asset value until it is received or until GMO is confident that it will be received. In some cases, the amount of a refund could be material to a Fund’s net asset value. Generally, absent a determination that a refund is collectible and free from significant contingencies, a refund is not reflected in a Fund’s net asset value. See “Taxes, Non-U.S. Taxes” in the GMO Trust Statement of Additional Information for additional information. For information on possible special Singapore tax consequences of an investment in the Funds, see the Funds’ Prospectus and Statement of Additional Information.

Investing in non-U.S. securities also exposes a Fund to the risk of nationalization, expropriation, or confiscatory taxation of assets of their issuers, government involvement in every country, including the U.S., or in the affairs of specific companies or industries (including wholly or partially state-owned enterprises), adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments, including the imposition of economic sanctions.

In some non-U.S. securities markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. securities markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the United States. Fluctuations in currency exchange rates also affect the market prices of a Fund’s non-U.S. securities (see “Currency Risk”).

The Funds need a license to invest directly in securities traded in many non-U.S. securities markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license to invest in a particular market is terminated or suspended, to obtain exposure to that market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of GMO’s clients may preclude a Fund from obtaining a similar license. In addition, the activities of a GMO client could cause the suspension or revocation of a Fund’s license.

Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of issuer assets; greater governmental involvement in the economy or in the affairs of specific companies or industries (including wholly or partially state-owned enterprises); less governmental supervision and regulation of securities markets and participants in those markets; controls on investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; less rigorous auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and settlement; difficulties in obtaining and enforcing legal judgments; and significantly smaller market capitalizations of issuers. In addition, the economies of emerging countries may depend predominantly on only a few industries or revenues from particular commodities and often are more volatile than the economies of developed countries.

• SMALL COMPANY RISK. Companies with smaller market capitalizations tend to have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers and depend on fewer key employees than larger companies. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. Market risk and illiquidity risk are particularly pronounced for the securities of these companies.

Temporary Defensive Positions. Temporary defensive positions are positions that are inconsistent with a Fund’s principal investment strategies and are taken in response to adverse market, economic, political or other conditions. The Funds normally do not take temporary defensive positions. To the extent a Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices that are used to increase, decrease or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Funds may use derivatives to gain long investment exposure to securities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). A Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices, and currencies without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of stocks of companies in a particular sector and GMO believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting its investment exposures, a Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currencies in which its equities are traded.

The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

The Funds may have investment exposures in excess of their net assets (i.e., they may be leveraged). While GMO expects that Risk Premium Fund’s option positions typically will be fully collateralized at the time when the Fund is selling them, from time to time the Fund may have investment exposures in excess of its net assets (i.e., it may be leveraged). For example, if Risk Premium Fund receives a redemption request and is unable to close out an option it had sold, the Fund may temporarily have gross investment exposures in excess of its net assets (i.e., the Fund will be leveraged) and therefore is subject to heightened risk of loss. Risk Premium Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

A Fund’s foreign currency exposure may differ significantly from the currencies in which its equities are traded.

Certain derivatives transactions that may be used by the Funds, including certain interest rate swaps and certain credit default index swaps, are required to be transacted through a central clearing organization. The Funds hold cleared derivatives transactions, if any, through clearing members, who are members of derivatives clearing houses. Certain other derivatives, including futures and certain options, are transacted on exchanges. The Funds hold exchange-traded derivatives through clearing brokers that are typically members of the exchanges. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing brokers generally can require termination of existing cleared or exchange-traded derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses and exchanges also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of a Fund to pursue its investment strategy. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

For Funds that held derivatives during the period ended November 30, 2018, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Climate Change Fund	Emerging Domestic Opportunities Fund	Emerging Markets Fund	Foreign Small Companies Fund	International Equity Fund	Resources Fund	Risk Premium Fund	Tax-Managed International Equities Fund	U.S. Equity Fund (formerly U.S. Equity Allocation Fund)
Forward currency contracts
Hedge foreign currency exposure in the underlying funds’ investments relative to the U.S. dollar		X
Futures contracts
Adjust exposure to certain securities markets		X	X	X	X			X	X
Maintain the diversity and liquidity of the portfolio				X	X			X	X
Options (Written)
Substitute for direct equity investment							X
Swap contracts
Substitute for direct equity investment		X	X
Achieve returns comparable to holding and lending a direct equity position		X	X
Rights and/or warrants
Received as a result of corporate actions	X	X	X		X	X		X

Forward currency contracts

The Funds may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market price of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked-to-market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was settled.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. Forward currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. “Quanto” options are cash-settled options in which the underlying asset (often an index) is denominated in a currency other than the currency in which the option is settled. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. That premium, if any, which is disclosed in the Schedule of Investments, is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed.

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions (and if the market of the underlying reference security closes or the official closing time of the underlying index occurs prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The Funds value OTC options using industry models and inputs provided by primary pricing sources.

Swap contracts

The Funds may directly or indirectly use various swap contracts, including, without limitation, swaps on securities and securities indices, total return swaps, interest rate swaps, basis swaps, currency swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps, municipal swaps, dividend swaps, volatility swaps, correlation swaps and other types of available swaps. A swap contract is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap contract and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap contract are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses. A liquidation payment received or made at the termination of the swap contract is recorded as realized gain or loss. The periodic frequency of payments received may differ from periodic payment frequencies made and their frequencies could be monthly, quarterly, semiannually, annually or at maturity.

Interest rate swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal). Basis swaps are interest rate swaps that involve the exchange of two floating interest rate payments and may involve the exchange of two different currencies.

Total return swap contracts involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or futures contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap contract, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap contracts on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap contracts on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap contracts involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Generally, the Funds price their OTC swap contracts daily using industry standard models that may incorporate quotations from market makers or pricing vendors and record the change in value, if any, as unrealized gain or loss. Gains or losses are realized upon the termination of the swap contracts or reset dates, as appropriate. Cleared swap contracts are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared swap contract is not available by the time that a Fund calculates its net asset value on any business day, then that swap contract will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house.

The values assigned to swap contracts may differ significantly from the values realized upon termination, and the differences could be material. Entering into swap contracts involves counterparty credit, legal, and documentation risk that is generally not reflected in the value assigned to the swap contract. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the section entitled “Options” above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the valuations of derivative instruments categorized by risk exposure as of November 30, 2018:

The risks referenced in the tables below are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Emerging Domestic Opportunities Fund
Asset Derivatives
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$785,741	$—	$—	$785,741

Total	$—	$—	$785,741	$—	$—	$785,741

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(3,372,379)	$—	$—	$(3,372,379)
Unrealized Depreciation on Futures Contracts	—	(773,092)	—	—	—	(773,092)

Total	$—	$(773,092)	$(3,372,379)	$—	$—	$(4,145,471)

Emerging Markets Fund
Asset Derivatives
Swap Contracts, at value	$—	$91,834	$—	$—	$—	$91,834

Total	$—	$91,834	$—	$—	$—	$91,834

Liability Derivatives
Unrealized Depreciation on Futures Contracts	$—	$(5,373,519)	$—	$—	$—	$(5,373,519)

Total	$—	$(5,373,519)	$—	$—	$—	$(5,373,519)

Foreign Small Companies Fund
Liability Derivatives
Unrealized Depreciation on Futures Contracts	$—	$(12,684)	$—	$—	$—	$(12,684)

Total	$—	$(12,684)	$—	$—	$—	$(12,684)

International Equity Fund
Asset Derivatives
Unrealized Appreciation on Futures Contracts	$—	$61,835	$—	$—	$—	$61,835

Total	$—	$61,835	$—	$—	$—	$61,835

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Resources Fund
Asset Derivatives
Investments, at value (rights and/or warrants)	$—	$0 §	$—	$—	$—	$0 §

Total	$—	$0 §	$—	$—	$—	$0 §

Risk Premium Fund
Liability Derivatives
Written Options, at value	$—	$(4,690,596)	$—	$—	$—	$(4,690,596)

Total	$—	$(4,690,596)	$—	$—	$—	$(4,690,596)

Tax-Managed International Equities Fund
Asset Derivatives
Unrealized Appreciation on Futures Contracts	$—	$8,226	$—	$—	$—	$8,226

Total	$—	$8,226	$—	$—	$—	$8,226

U.S. Equity Fund (formerly U.S. Equity Allocation Fund)
Liability Derivatives
Unrealized Depreciation on Futures Contracts	$—	$(70,695)	$—	$—	$—	$(70,695)

Total	$—	$(70,695)	$—	$—	$—	$(70,695)

§	Represents the interest in securities that were determined to have a value of zero at November 30, 2018.

Subsequent events

Effective January 1, 2019, GMO Emerging Markets Fund’s benchmark is MSCI Emerging Markets Index.

Effective December 1, 2018, GMO Emerging Domestic Opportunities Fund and GMO Emerging Market Fund’s purchase premium and redemption fees were changed from 0.80% to 0.40%.

Effective December 1, 2018, GMO Risk Premium Fund’s management fee was reduced from 0.45% to 0.25%.

For additional information regarding the Funds, please see the Funds’ most recent annual or semiannual shareholder report available on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 90.1%

	Australia — 1.0%
9,534	AusNet Services	10,793
2,998	Australia & New Zealand Banking Group Ltd	59,198
2,064	Brickworks Ltd	24,735
6,771	Caltex Australia Ltd	136,632
340	CIMIC Group Ltd	10,129
1,954	Crown Resorts Ltd	16,779
7,034	CSR Ltd	15,481
2,583	Dexus (REIT)	19,813
5,206	GPT Group (The) (REIT)	20,112
4,113	Insurance Australia Group Ltd	21,954
5,758	Mineral Resources Ltd	64,546
52,317	Mirvac Group (REIT)	84,031
10,897	Nine Entertainment Co Holdings Ltd	14,032
7,145	Sandfire Resources NL	33,580
138,497	Scentre Group (REIT)	395,929
7,750	Stockland (REIT)	20,668
1,810	Westpac Banking Corp	34,472
17,862	Whitehaven Coal Ltd	56,016

	Total Australia	1,038,900

	Austria — 0.3%
4,498	OMV AG	227,821
1,003	Vienna Insurance Group AG Wiener Versicherung Gruppe	25,834
1,729	voestalpine AG	57,644
951	Zumtobel Group AG *	9,383

	Total Austria	320,682

	Belgium — 0.1%
3,708	AGFA-Gevaert NV *	15,958
168	Barco NV	18,846
365	KBC Group NV	26,255

	Total Belgium	61,059

	Brazil — 3.0%
45,239	Banco Bradesco SA	393,092
17,400	Banco do Brasil SA	201,030
85,500	Banco Santander Brasil SA	945,356
65,200	Cia de Saneamento Basico do Estado de Sao Paulo	476,225
4,400	Cia de Saneamento Basico do Estado de Sao Paulo ADR	31,812
14,100	Cia de Saneamento de Minas Gerais-COPASA	186,848
295,200	JBS SA	899,167
3,800	Mahle-Metal Leve SA	23,978
18,200	MRV Engenharia e Participacoes SA	57,107
12,754	Sul America SA	88,755
23,400	Via Varejo SA	31,362

	Total Brazil	3,334,732

Shares	Description	Value ($)
	China — 12.7%
442,000	Agile Group Holdings Ltd	603,951
2,414,000	Agricultural Bank of China Ltd – Class H	1,097,347
266,500	BAIC Motor Corp Ltd – Class H	164,124
323,000	Bank of China Ltd – Class H	141,614
829,000	Bank of Communications Co Ltd – Class H	632,252
298,000	China Cinda Asset Management Co Ltd – Class H	80,247
1,032,000	China CITIC Bank Corp Ltd – Class H	657,323
29,000	China Communications Construction Co Ltd – Class H	28,314
408,000	China Communications Services Corp Ltd – Class H	341,720
494,000	China Construction Bank Corp – Class H	421,779
4,000	China Everbright Ltd	7,491
566,000	China Huarong Asset Management Co Ltd – Class H	116,847
91,000	China Lesso Group Holdings Ltd	46,829
35,000	China Lilang Ltd	28,654
4,100	China Mobile Ltd Sponsored ADR	203,934
1,470,000	China Petroleum & Chemical Corp – Class H	1,258,322
62,000	China Pioneer Pharma Holdings Ltd *	10,154
620,000	China Railway Construction Corp Ltd – Class H	796,395
414,000	China Railway Group Ltd – Class H	381,503
10,000	China Resources Cement Holdings Ltd	9,849
16,000	China Resources Land Ltd	59,560
182,500	China Resources Pharmaceutical Group Ltd	269,051
58,000	China SCE Group Holdings Ltd	20,860
291,000	China Shenhua Energy Co Ltd – Class H	651,850
64,000	China Shineway Pharmaceutical Group Ltd	80,037
2,034,000	China Telecom Corp Ltd – Class H	1,102,942
52,000	China Travel International Investment Hong Kong Ltd	14,494
1,200	China Yuchai International Ltd	16,860
466,000	Chongqing Rural Commercial Bank Co Ltd – Class H	273,503
99,000	Dah Chong Hong Holdings Ltd	37,009
600,000	Dongfeng Motor Group Co Ltd – Class H	580,391
21,000	Far East Horizon Ltd	20,938
272,400	Guangzhou R&F Properties Co Ltd – Class H	424,765
278,000	Haier Electronics Group Co Ltd *	651,156
36,000	Hua Hong Semiconductor Ltd	76,914
97,000	Kingboard Holdings Ltd	278,774
78,500	Kingboard Laminates Holdings Ltd	75,195
565,000	Lonking Holdings Ltd	147,578
38,000	Maanshan Iron & Steel Co Ltd – Class H	17,601
43,000	Nexteer Automotive Group Ltd	65,180
84,000	People’s Insurance Co Group of China Ltd (The) – Class H	36,408
18,000	PICC Property & Casualty Co Ltd – Class H	18,568
580,000	Postal Savings Bank of China Co Ltd – Class H	351,951
21,000	Road King Infrastructure Ltd	35,825
19,000	Shandong Chenming Paper Holdings Ltd – Class H	11,165
47,000	Shanghai Industrial Holdings Ltd	102,828
54,700	Shanghai Pharmaceuticals Holding Co Ltd – Class H	135,400

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Shares	Description	Value ($)
	China — continued
305,500	Shimao Property Holdings Ltd	760,762
17,000	Sinotruk Hong Kong Ltd	28,029
78,000	Tianneng Power International Ltd	71,436
17,000	Uni-President China Holdings Ltd	15,535
322,000	Weichai Power Co Ltd – Class H	348,228
63,500	XTEP International Holdings Ltd	34,098
96,000	Yuzhou Properties Co Ltd	42,358

	Total China	13,885,898

	Colombia — 0.0%
10,111	Ecopetrol SA	9,708

	Denmark — 0.0%
94	Schouw & Co AB	7,741

	Egypt — 0.0%
15,874	Talaat Moustafa Group	8,607

	Finland — 0.4%
1,766	Fortum Oyj	36,877
337	Kesko Oyj – B Shares	19,641
336	Metso Oyj	9,616
1,875	Neste Oyj	146,791
518	Orion Oyj – Class B	17,338
3,149	Stora Enso Oyj – R Shares	40,255
4,918	UPM-Kymmene Oyj	131,357

	Total Finland	401,875

	France — 1.6%
181	ArcelorMittal	4,140
602	AXA SA	14,660
1,891	BNP Paribas SA	95,114
4,026	CNP Assurances	92,234
2,131	Coface SA	19,838
22	Covivio (REIT)	2,145
5,866	Credit Agricole SA	72,902
374	Kaufman & Broad SA	14,296
1,382	Metropole Television SA	24,536
10,168	Natixis SA	56,270
1,438	Neopost SA	39,833
430	Nexity SA	21,104
8,012	Peugeot SA	176,280
1,069	Rallye SA	11,639
129	Renault SA	9,080
10,584	Sanofi	959,549
500	Sanofi ADR	22,675
256	Schneider Electric SE	18,660
1,061	Societe Generale SA	38,965
205	TOTAL SA	11,402
75	Wendel SA	9,123

	Total France	1,714,445

Shares	Description	Value ($)
	Germany — 3.2%
3,147	Allianz SE (Registered)	667,327
231	Axel Springer SE	14,768
4,456	BASF SE	325,854
462	Bayer AG (Registered)	33,902
7,490	Bayerische Motoren Werke AG	615,029
634	Covestro AG	36,723
2,784	Daimler AG (Registered Shares)	157,406
14,838	Deutsche Lufthansa AG (Registered)	363,013
5,520	Deutsche Pfandbriefbank AG	66,051
735	Evonik Industries AG	19,850
2,620	Knorr-Bremse AG *	244,674
7,163	SAP AG	741,919
591	Software AG	24,210
1,216	Volkswagen AG	202,232

	Total Germany	3,512,958

	Greece — 0.0%
6,562	FF Group * (a)	—

	Hong Kong — 0.5%
20,500	BOC Hong Kong Holdings Ltd	80,266
6,000	Cathay Pacific Airways Ltd	8,674
23,000	CK Asset Holdings Ltd	166,128
1,500	CLP Holdings Ltd	16,559
12,000	First Pacific Co Ltd	4,627
800	Hang Seng Bank Ltd	18,527
14,000	HK Electric Investments & HK Electric Investments Ltd – Class SS	13,432
14,500	Kerry Properties Ltd	49,980
96,000	Li & Fung Ltd	19,698
8,000	NWS Holdings Ltd	16,867
4,000	PCCW Ltd	2,351
38,000	SJM Holdings Ltd	34,471
13,000	Wharf Real Estate Investment Co Ltd	78,406
4,000	Yue Yuen Industrial Holdings Ltd	11,656

	Total Hong Kong	521,642

	Hungary — 0.0%
26,274	Magyar Telekom Telecommunications Plc	41,392

	India — 2.9%
29,389	Firstsource Solutions Ltd	21,970
29,712	HCL Technologies Ltd	433,840
1,863	Hero MotoCorp Ltd	81,672
2,840	Hexaware Technologies Ltd	13,208
608	Ipca Laboratories Ltd	6,939
44,554	ITC Ltd	183,064
1,960	Jubilant Life Sciences Ltd	21,924
17,728	Karnataka Bank Ltd (The)	26,405
14,598	KPIT Technologies Ltd	43,794
6,481	Larsen & Toubro Infotech Ltd	144,685
50,004	Mahindra & Mahindra Ltd	568,212

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Shares	Description	Value ($)
	India — continued
10,336	Mindtree Ltd	130,827
10,246	Mphasis Ltd	145,924
8,672	NIIT Technologies Ltd	136,020
85,599	Oil & Natural Gas Corp Ltd	171,404
188,731	Power Finance Corp Ltd	234,044
48,079	PTC India Ltd	55,816
211,562	REC Ltd	305,149
29,070	Reliance Capital Ltd	94,614
9,947	Reliance Infrastructure Ltd	47,124
648	Tata Consultancy Services Ltd	18,390
19,215	Tata Global Beverages Ltd	60,012
13,254	Tata Steel Ltd	100,692
12,321	Tech Mahindra Ltd	125,289

	Total India	3,171,018

	Indonesia — 0.1%
9,400	Gudang Garam Tbk PT	54,039
62,700	Indo Tambangraya Megah Tbk PT	93,366

	Total Indonesia	147,405

	Ireland — 0.0%
820	Bank of Ireland Group Plc	5,206

	Israel — 0.2%
80	Azrieli Group Ltd	4,022
11,347	Bank Leumi Le-Israel BM	74,670
10,565	Bezeq The Israeli Telecommunication Corp Ltd	12,198
1,075	First International Bank of Israel Ltd	24,255
2,738	Harel Insurance Investments & Financial Services Ltd	21,254
2,729	Israel Chemicals Ltd	16,013
687	Teva Pharmaceutical Industries Ltd *	14,774

	Total Israel	167,186

	Italy — 1.3%
39,704	A2A SPA	66,913
792	ASTM SPA	15,060
6,300	Enav SPA	29,992
28,353	Enel SPA	154,242
1,572	ERG SPA	28,653
5,599	EXOR NV	330,204
13,900	Fiat Chrysler Automobiles NV *	230,601
14,171	FinecoBank Banca Fineco SPA	152,360
29,841	Iren SPA	64,920
8,086	Mediobanca Banca di Credito Finanziario SPA	71,405
22,292	Poste Italiane SPA	169,453
8,179	Societa Cattolica di Assicurazioni SC	67,496
2,705	Societa Iniziative Autostradali e Servizi SPA	36,506
55,090	Telecom Italia SPA-RSP	31,051

	Total Italy	1,448,856

Shares	Description	Value ($)
	Japan — 7.1%
600	AEON Financial Service Co Ltd	11,629
4,900	Aisin Seiki Co Ltd	194,130
1,300	Alfresa Holdings Corp	34,615
29,500	Asahi Kasei Corp	323,798
14,500	Canon Inc	411,482
200	Central Japan Railway Co	41,183
900	Chugoku Bank Ltd (The)	8,392
1,500	Chugoku Electric Power Co Inc (The)	18,956
100	Daiichi Sankyo Co Ltd	3,678
800	DIC Corp	25,475
400	Eisai Co Ltd	36,834
4,700	Fuji Electric Co Ltd	148,183
4,400	FUJIFILM Holdings Corp	175,116
800	Fukuoka Financial Group Inc	18,299
2,300	Gree Inc	10,064
6,100	Hachijuni Bank Ltd (The)	28,074
400	Hakuhodo DY Holdings Inc	6,127
4,200	Hiroshima Bank Ltd (The)	25,325
600	Hisamitsu Pharmaceutical Co Inc	38,394
7,000	Hitachi Ltd	203,850
900	Hokuriku Electric Power Co *	8,020
16,700	Honda Motor Co Ltd	471,123
1,200	Ibiden Co Ltd	16,725
1,800	Isuzu Motors Ltd	25,657
36,100	ITOCHU Corp	642,570
4	Japan Prime Realty Investment Corp (REIT)	15,629
5,300	JXTG Holdings Inc	32,141
500	Kamigumi Co Ltd	11,258
600	Kaneka Corp	22,497
17,800	KDDI Corp	418,241
5,200	Kirin Holdings Co Ltd	122,563
500	Kitz Corp	4,277
6,100	Konica Minolta Inc	55,068
1,400	Kurita Water Industries Ltd	37,634
500	Kyowa Hakko Kirin Co Ltd	10,280
900	Kyushu Financial Group Inc	4,223
21,800	Marubeni Corp	162,907
300	Maruichi Steel Tube Ltd	8,910
9,980	Mebuki Financial Group Inc	30,205
55,900	Mitsubishi Chemical Holdings Corp	458,568
10,200	Mitsubishi Corp	275,669
23,400	Mitsubishi Electric Corp	309,789
1,500	Mitsubishi Gas Chemical Co Inc	24,703
3,100	Mitsubishi Motors Corp	19,085
7,900	Mitsubishi Tanabe Pharma Corp	121,490
3,800	Mitsubishi UFJ Lease & Finance Co Ltd	20,777
300	Mitsui & Co Ltd	4,701
800	Mitsui Chemicals Inc	20,364
4,300	NEC Corp	133,519
2,100	NET One Systems Co Ltd	43,596
1,000	Nichiha Corp	27,448
17,300	Nippon Telegraph & Telephone Corp	713,643

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
1,200	Nippon Flour Mills Co Ltd	20,520
3,400	Nisshin Seifun Group Inc	71,681
2,100	Nomura Real Estate Holdings Inc	41,493
140	Nomura Research Institute Ltd	6,163
4,100	NTT DOCOMO Inc	95,118
2,000	Oji Holdings Corp	11,693
3,500	Resona Holdings Inc	18,610
200	Sankyo Co Ltd	8,011
2,900	SBI Holdings Inc	65,933
3,400	Seiko Epson Corp	54,092
2,500	Sekisui Chemical Co Ltd	40,675
1,000	Shinsei Bank Ltd	13,761
4,700	Showa Denko KK	188,605
2,400	Showa Shell Sekiyu KK	37,243
40,500	Sojitz Corp	143,778
51,400	Sumitomo Chemical Co Ltd	279,806
1,000	Sumitomo Corp	15,385
2,200	Sumitomo Dainippon Pharma Co Ltd	71,951
200	Sumitomo Heavy Industries Ltd	6,667
4,700	Sumitomo Mitsui Financial Group Inc	173,030
500	Sumitomo Mitsui Trust Holdings Inc	20,087
1,250	Suzuken Co Ltd	67,312
100	Taisho Pharmaceutical Holdings Co Ltd	11,585
1,000	Teijin Ltd	17,287
800	Tocalo Co Ltd	7,004
1,200	Tohoku Electric Power Co Inc	15,708
900	Tokio Marine Holdings Inc	44,459
400	Tokyo Electric Power Co Holdings Inc *	2,432
100	Tokyo Electron Ltd	14,117
100	Toyoda Gosei Co Ltd	1,934
3,600	Toyota Tsusho Corp	124,462
600	USS Co Ltd	10,654
1,000	Yokohama Rubber Co Ltd (The)	20,971

	Total Japan	7,759,111

	Malaysia — 0.2%
11,600	AirAsia Berhad	8,561
16,800	Alliance Financial Group Berhad	16,488
3,800	Hong Leong Financial Group Berhad	17,554
32,375	IOI Properties Group Berhad	12,633
24,800	Petronas Chemicals Group Berhad	54,598
12,300	RHB Capital Berhad * (b)	—
71,900	Supermax Corp Berhad	59,137
7,800	UMW Holdings Bhd	9,433
8,600	Westports Holdings Berhad	7,752

	Total Malaysia	186,156

	Mexico — 0.9%
390,400	Wal-Mart de Mexico SAB de CV	967,093

Shares	Description	Value ($)
	Netherlands — 1.0%
5,211	ABN AMRO Group NV CVA	132,941
1,328	ASR Nederland NV	57,382
53,797	ING Groep NV	651,574
7,953	Koninklijke Ahold Delhaize NV	204,950
457	Koninklijke Philips NV	17,330
2,783	Signify NV	74,261

	Total Netherlands	1,138,438

	New Zealand — 0.0%
3,835	Contact Energy Ltd	15,492
6,852	Meridian Energy Ltd	15,590

	Total New Zealand	31,082

	Norway — 0.9%
889	Aker ASA – A Shares	50,855
2,486	Austevoll Seafood ASA	34,447
22,587	DNB ASA	388,047
16,911	Equinor ASA	396,138
1,069	Gjensidige Forsikring ASA	16,727
1,753	Marine Harvest ASA	41,154
3,762	Storebrand ASA	29,562
3,757	Subsea 7 SA	40,639

	Total Norway	997,569

	Philippines — 0.0%
555	Globe Telecom Inc	20,885
2,240	International Container Terminal Services Inc	3,994
188,000	Megaworld Corp	16,188
27,300	Robinsons Land Corp	10,646

	Total Philippines	51,713

	Poland — 0.1%
2,301	Asseco Poland SA	29,191
510	Bank Handlowy w Warszawie SA	9,268
45,966	Energa SA *	110,506

	Total Poland	148,965

	Portugal — 0.0%
41,678	Sonae SGPS SA	39,556

	Qatar — 0.0%
1,134	Barwa Real Estate Co	11,919

	Russia — 1.7%
226,082	Gazprom PJSC Sponsored ADR	1,078,853
319,000	Inter RAO UES PJSC	19,478
9,754	LUKOIL PJSC Sponsored ADR	719,795
2,826	Sistema PJSC Sponsered GDR (Registered)	7,234

	Total Russia	1,825,360

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Shares	Description	Value ($)
	Singapore — 0.1%
18,700	Golden Agri-Resources Ltd	3,337
27,900	Hutchison Port Holdings Trust – Class U	7,278
2,955	Oversea-Chinese Banking Corp Ltd	24,367
5,600	Singapore Press Holdings Ltd	10,809
12,900	Suntec Real Estate Investment Trust	16,597
1,600	United Overseas Bank Ltd	29,378
2,600	UOL Group Ltd	11,627
38,400	Yangzijiang Shipbuilding Holdings Ltd	34,972

	Total Singapore	138,365

	South Africa — 3.3%
83,786	Absa Group Ltd	931,227
6,329	Imperial Holdings Ltd	28,951
34,552	Liberty Holdings Ltd	266,634
21,583	Metair Investments Ltd	29,460
160,921	MMI Holdings Ltd *	201,383
3,731	Mondi Ltd	82,043
6,329	Motus Holdings Ltd *	39,731
47,857	Nedbank Group Ltd	915,957
1,117	Omnia Holdings Ltd	6,598
16,044	Reunert Ltd	85,086
69,033	Standard Bank Group Ltd	872,117
16,048	Telkom SA SOC Ltd	65,693
7,412	Wilson Bayly Holmes-Ovcon Ltd	77,932

	Total South Africa	3,602,812

	South Korea — 3.6%
714	Daelim Industrial Co Ltd	60,419
43	DB Insurance Co Ltd	2,597
2,890	DGB Financial Group Inc	22,742
90	GS Home Shopping Inc	15,710
10,797	Hana Financial Group Inc	363,005
592	Hankook Tire Co Ltd	22,621
19,711	Hanwha Life Insurance Co Ltd	78,120
4,946	Hyundai Marine & Fire Insurance Co Ltd	176,646
60,510	Industrial Bank of Korea	801,558
238	KB Financial Group Inc	10,031
7,284	Kia Motors Corp	198,310
2,511	Korea United Pharm Inc	53,595
4,781	Korean Reinsurance Co	38,061
6,057	Kwang Dong Pharmaceutical Co Ltd	37,176
1,828	LF Corp	39,417
7,261	LG Corp	468,504
2,602	LOTTE Himart Co Ltd	121,787
795	LS Corp	37,636
1,163	Samjin Pharmaceutical Co Ltd	45,089
3,388	Samsung Electronics Co Ltd	126,952
13,800	Shinhan Financial Group Co Ltd	509,162
266	SK Holdings Co Ltd	66,984
17,700	SK Telecom Co Ltd Sponsored ADR	502,149
11,728	Woori Bank *	164,261

	Total South Korea	3,962,532

Shares	Description	Value ($)
	Spain — 0.3%
530	ACS Actividades de Construccion y Servicios SA	20,373
20	Banco Santander SA	95
6,537	Endesa SA	146,047
24,596	International Consolidated Airlines Group SA	197,200
184	Repsol SA	3,170

	Total Spain	366,885

	Sweden — 1.2%
7,549	Alfa Laval AB	162,862
1,559	Granges AB	15,835
1,803	Hemfosa Fastigheter AB	14,266
602	ICA Gruppen AB	21,868
598	Loomis AB – Class B	20,156
2,931	Nordea Bank Abp	26,031
1,803	Nyfosa AB *	8,437
629	Oriflame Holding AG	15,871
6,684	Resurs Holding AB	43,175
8,158	Sandvik AB	121,155
1,925	Skandinaviska Enskilda Banken AB – Class A	20,080
3,604	SKF AB – B Shares	57,030
4,256	SSAB AB – Series A	15,275
25,752	Svenska Cellulosa AB SCA – Class B	207,601
17,129	Swedbank AB – A Shares	398,481
2,308	Telefonaktiebolaget LM Ericsson – B Shares	19,371
12,738	Volvo AB – B Shares	177,738

	Total Sweden	1,345,232

	Switzerland — 3.4%
456	BKW AG	31,041
139	Bucher Industries AG (Registered)	37,968
40	Inficon Holding AG (Registered) *	18,944
7,802	Nestle SA (Registered)	665,612
17,040	Novartis AG (Registered)	1,555,776
200	Novartis AG Sponsored ADR	18,306
92	Pargesa Holding SA	6,378
4,520	Roche Holding AG – Genusschein	1,173,319
552	Zurich Insurance Group AG	173,508

	Total Switzerland	3,680,852

	Taiwan — 5.8%
70,000	Asia Vital Components Co Ltd	53,221
61,000	Asustek Computer Inc	433,178
9,000	Cathay Financial Holding Co Ltd	14,242
340	Chang Hwa Commercial Bank Ltd	194
7,000	China Airlines Ltd	2,506
54,000	China Development Financial Holding Corp	17,612
78,775	China Life Insurance Co Ltd	74,917
69,000	Coretronic Corp	90,160
250,000	CTBC Financial Holding Co Ltd	166,544
7,700	Elan Microelectronics Corp	17,758
37,040	Eva Airways Corp	19,405

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Shares	Description	Value ($)
	Taiwan — continued
64,000	Far Eastern New Century Corp	59,333
72,000	Formosa Chemicals & Fibre Corp	250,094
92,000	Formosa Plastics Corp	299,791
127,000	Fubon Financial Holding Co Ltd	201,846
136,000	Gigabyte Technology Co Ltd	172,729
242,000	Grand Pacific Petrochemical	176,431
57,000	Holtek Semiconductor Inc	109,511
45,000	Inventec Corp	32,402
56,000	Lite-On Semiconductor Corp	57,593
11,000	Micro-Star International Co Ltd	26,069
178,210	Mitac Holdings Corp	163,969
369,000	Nan Ya Plastics Corp	892,892
117,000	Novatek Microelectronics Corp	495,684
28,000	Phison Electronics Corp	228,989
376,000	Pou Chen Corp	410,076
134,000	Radiant Opto-Electronics Corp	368,384
264,094	Shin Kong Financial Holding Co Ltd	90,041
7,000	Simplo Technology Co Ltd	42,729
15,000	Sitronix Technology Corp	54,315
165,350	Synnex Technology International Corp	195,210
97,385	Taiwan Business Bank	33,432
18,331	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	689,062
3,000	Transcend Information Inc	6,658
35,000	Uni-President Enterprises Corp	82,341
12,000	United Integrated Services Co Ltd (a)	25,008
117,000	Walsin Lihwa Corp	70,572
45,000	WPG Holdings Ltd	54,942
372,000	Yuanta Financial Holding Co Ltd	190,258

	Total Taiwan	6,370,098

	Thailand — 1.9%
28,100	Com7 Pcl (Foreign Registered)	16,304
227,400	Indorama Ventures Pcl (Foreign Registered)	374,919
21,000	Krung Thai Bank Pcl (Foreign Registered)	12,925
381,000	PTT Global Chemical Pcl (Foreign Registered)	913,686
456,800	PTT Pcl (Foreign Registered)	686,934
236,600	Quality Houses Pcl (Foreign Registered)	21,336
54,500	Thanachart Capital Pcl (Foreign Registered)	88,244

	Total Thailand	2,114,348

	Turkey — 0.9%
175,125	KOC Holding AS	515,394
1,778	TAV Havalimanlari Holding AS	7,995
475,181	Turkiye Is Bankasi – Class C	388,636
44,778	Turkiye Vakiflar Bankasi TAO – Class D	34,494

	Total Turkey	946,519

	United Kingdom — 6.5%
24,450	3i Group Plc	261,181
5,386	888 Holdings Plc	11,312
531	AstraZeneca Plc	41,348

Shares	Description	Value ($)
	United Kingdom — continued
700	AstraZeneca Plc Sponsored ADR	27,874
13,969	Barratt Developments Plc	82,595
3,185	Bellway Plc	103,372
1,850	Berkeley Group Holdings Plc (The)	76,247
152	BHP Group Plc	2,927
500	BP Plc Sponsored ADR	20,175
13,429	British American Tobacco Plc	470,174
400	British American Tobacco Plc Sponsored ADR	13,948
2,117	Britvic Plc	23,134
9,151	Cobham Plc *	11,961
11,295	Compass Group Plc	242,221
9,654	Direct Line Insurance Group Plc	40,450
1,788	easyJet Plc	25,431
4,185	Electrocomponents Plc	27,508
2,862	Evraz Plc	16,679
12,309	Ferrexpo Plc	27,669
654	Galliford Try Plc	6,008
22,500	GlaxoSmithKline Plc Sponsored ADR	942,075
4,999	Grainger Plc	16,173
45,789	HSBC Holdings Plc	389,460
4,100	HSBC Holdings Plc Sponsored ADR	174,414
8,754	IG Group Holdings Plc	66,148
1,103	Imperial Brands Plc	33,999
5,193	Investec Plc	31,659
6,818	J Sainsbury Plc	26,568
1,649	Land Securities Group Plc (REIT)	17,147
170,328	Legal & General Group Plc	533,416
599,897	Lloyds Banking Group Plc	424,601
1,227	Meggitt Plc	8,135
1,812	Mondi Plc	39,679
2,990	Northgate Plc	14,743
1,804	Pearson Plc	22,214
11,204	Persimmon Plc	272,321
5,012	Plus500 Ltd	97,139
15,832	QinetiQ Group Plc	60,139
10,256	Quilter Plc	15,217
10,239	Reckitt Benckiser Group Plc	852,311
2,867	Royal Dutch Shell Plc A Shares (London)	86,865
206	Royal Dutch Shell Plc B Shares (London)	6,308
11,628	Royal Dutch Shell Plc – Class A	351,721
900	Royal Dutch Shell Plc – Class A Sponsored ADR	54,360
900	Royal Dutch Shell Plc – Class B Sponsored ADR	55,827
21,905	Royal Mail Plc	89,617
1,785	Savills Plc	16,577
5,923	Segro Plc (REIT)	45,698
2,321	Spectris Plc	71,066
9,300	Taylor Wimpey Plc	15,952
5,174	TUI AG	73,912
11,908	Unilever Plc	645,345
5,365	Vesuvius Plc	36,202
26,154	William Hill Plc	54,105

	Total United Kingdom	7,173,327

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Shares	Description	Value ($)
	United States — 23.9%
5,556	3M Co.	1,155,204
6,571	Abbott Laboratories	486,583
5,700	Accenture Plc – Class A	937,764
1,900	Alphabet, Inc. – Class C *	2,079,417
7,729	American Express Co.	867,735
2,800	Amphenol Corp. – Class A	246,232
2,813	Anthem, Inc.	815,967
10,875	Apple, Inc.	1,942,058
1,579	Becton Dickinson and Co.	399,092
200	Booking Holdings, Inc. *	378,376
17,281	Cisco Systems, Inc.	827,241
11,067	Coca-Cola Co. (The)	557,777
9,520	Cognizant Technology Solutions Corp. – Class A	678,110
4,314	Costco Wholesale Corp.	997,742
3,122	Facebook, Inc. – Class A *	438,984
2,300	Honeywell International, Inc.	337,525
7,400	Johnson & Johnson	1,087,060
1,262	Mastercard, Inc. – Class A	253,750
10,367	Medtronic Plc	1,011,094
12,311	Merck & Co., Inc.	976,755
15,351	Microsoft Corp.	1,702,272
32,079	Oracle Corp.	1,564,172
1,566	PepsiCo, Inc.	190,958
4,884	Philip Morris International, Inc.	422,613
5,293	QUALCOMM, Inc.	308,370
7,805	Texas Instruments, Inc.	779,329
13,432	TJX Cos., Inc. (The)	656,153
4,218	UnitedHealth Group, Inc.	1,186,776
5,189	United Technologies Corp.	632,228
18,287	US Bancorp	995,910
1,800	Visa, Inc. – Class A	255,078
18,323	Wells Fargo & Co.	994,572

	Total United States	26,162,897

	TOTAL COMMON STOCKS (COST $102,445,992)	98,820,139

	PREFERRED STOCKS (c) — 0.9%

	Brazil — 0.1%
1,368	Banco Bradesco SA	13,615
24,700	Banco do Estado do Rio Grande do Sul SA – Class B	139,431

	Total Brazil	153,046

	Colombia — 0.0%
37,891	Grupo Aval Acciones y Valores SA	12,126

	Germany — 0.3%
136	Draegerwerk AG & Co KGaA	7,434
243	Sixt SE	16,581
2,036	Volkswagen AG	345,564

	Total Germany	369,579

Shares / Par Value†	Description	Value ($)
	South Korea — 0.5%
12,700	Samsung Electronics Co Ltd	384,103
148	Samsung Electronics Co Ltd GDR	111,112

	Total South Korea	495,215

	TOTAL PREFERRED STOCKS (COST $1,004,551)	1,029,966

	DEBT OBLIGATIONS — 4.6%

	United States — 4.6%
5,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 2.43%, due 10/31/20 (d)	4,999,606

	TOTAL DEBT OBLIGATIONS (COST $5,000,756)	4,999,606

	RIGHTS/WARRANTS — 0.0%

	Thailand — 0.0%
3,633	BTS Group Holdings Pcl (Foreign Registered), Expires 12/31/19 * (b)	—

	TOTAL RIGHTS/WARRANTS (COST $0)	—

	MUTUAL FUNDS — 3.5%

	United States — 3.5%
	Affiliated Issuers — 3.5%
154,682	GMO U.S. Treasury Fund	3,863,956

	TOTAL MUTUAL FUNDS (COST $3,863,956)	3,863,956

	SHORT-TERM INVESTMENTS — 1.2%

	Money Market Funds — 0.3%
315,022	State Street Institutional Treasury Money Market Fund-Premier Class, 2.19% (e)	315,022

	U.S. Government — 0.9%
1,000,000	U.S. Treasury Bill, 2.11%, due 01/10/19 (d) (f)	997,641

	TOTAL SHORT-TERM INVESTMENTS (COST $1,312,690)	1,312,663

	TOTAL INVESTMENTS — 100.3% (Cost $113,627,945)	110,026,330
	Other Assets and Liabilities (net) — (0.3%)	(353,276)

	TOTAL NET ASSETS — 100.0%	$109,673,054

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2018 (Unaudited)

A summary of outstanding financial instruments at November 30, 2018 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Apprecia- tion (Deprecia- tion) ($)
01/15/2019	SSB	AUD	1,522,583	USD	1,085,073	(28,587)
01/14/2019	MSCI	CHF	1,053,392	USD	1,070,783	11,445
02/19/2019	GS	EUR	7,401,451	USD	8,447,057	8,408
02/19/2019	JPM	GBP	3,667,592	USD	4,719,285	26,212
02/19/2019	MSCI	JPY	891,454,608	USD	7,938,259	30,259
01/14/2019	BOA	NOK	9,007,252	USD	1,103,357	53,248
01/14/2019	BCLY	SEK	11,817,548	USD	1,309,021	5,376

						$106,361

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
736	S&P 500 E-Mini	December 2018	$101,505,440	$4,894,734

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of November 30, 2018, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

ADR - American Depositary Receipt

CVA - Certificaaten van aandelen (Share Certificates)

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depositary Receipt

PJSC - Private Joint-Stock Company

REIT - Real Estate Investment Trust

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

The rates shown on variable rate notes are the current interest rates at November 30, 2018, which are subject to change based on the terms of the security.

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(b)	Investment valued using significant unobservable inputs.

(c)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(d)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(e)	The rate disclosed is the 7 day net yield as of November 30, 2018.

(f)	The rate shown represents yield-to-maturity.
Counterparty Abbreviations:

BCLY - Barclays Bank plc

BOA - Bank of America, N.A.

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MSCI - Morgan Stanley & Co. International PLC

SSB - State Street Bank and Trust Company

Currency Abbreviations:

AUD - Australian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

NOK - Norwegian Krone

SEK - Swedish Krona

USD - United States Dollar

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
15,372,584	GMO Emerging Country Debt Fund, Class IV	408,910,729
7,289,286	GMO High Yield Fund, Class VI	147,097,798
676,770,983	GMO Implementation Fund	8,967,215,530
21,492,342	GMO Opportunistic Income Fund, Class VI	578,143,994
10,725,309	GMO Risk Premium Fund, Class VI	291,728,407
27,710,969	GMO SGM Major Markets Fund, Class VI	867,076,222
16,406,326	GMO Special Opportunities Fund, Class VI	292,852,911

	TOTAL MUTUAL FUNDS (COST $11,532,236,226)	11,553,025,591

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%
6,812,034	State Street Institutional Treasury Plus Money Market Fund-Premier Class, 2.16% (a)	6,812,034

	TOTAL SHORT-TERM INVESTMENTS (COST $6,812,034)	6,812,034

	TOTAL INVESTMENTS — 100.1% (Cost $11,539,048,260)	11,559,837,625
	Other Assets and Liabilities (net) — (0.1%)	(5,965,442)

	TOTAL NET ASSETS — 100.0%	$11,553,872,183

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of November 30, 2018.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 41.2%

	Australia — 0.9%
15,157	Altium Ltd	252,914
14,704	Appen Ltd	150,882
29,013	Australia & New Zealand Banking Group Ltd	572,882
213,586	Beach Energy Ltd	239,707
12,054	Brickworks Ltd	144,455
219,706	Caltex Australia Ltd	4,433,444
15,707	Charter Hall Education Trust (REIT)	33,324
57,766	Charter Hall Group (REIT)	296,005
40,010	Codan Ltd	86,658
1,896	Coles Group Ltd *	16,228
122,560	Costa Group Holdings Ltd	684,851
6,687	Credit Corp Group Ltd	94,317
97,130	Cromwell Property Group (REIT)	70,397
22,322	Crown Resorts Ltd	191,679
34,948	CSL Ltd	4,556,045
151,754	CSR Ltd	333,999
438,040	Downer EDI Ltd	2,016,553
33,484	GDI Property Group (REIT)	31,011
150,908	Genworth Mortgage Insurance Australia Ltd	248,842
9,239	IDP Education Ltd	62,041
103,533	Macquarie Group Ltd	8,712,494
3,238	McMillan Shakespeare Ltd	33,581
109,067	Mineral Resources Ltd	1,222,627
33,169	Mirvac Group (REIT)	53,275
3,161	Monadelphous Group Ltd	32,599
450,275	Nine Entertainment Co Holdings Ltd	579,813
147,511	OZ Minerals Ltd	937,841
223,239	Sandfire Resources NL	1,049,187
79,172	Saracen Mineral Holdings Ltd *	143,131
604,848	Scentre Group (REIT)	1,729,113
92,633	Seven West Media Ltd *	46,371
5,731	St Barbara Ltd	18,598
91,544	Stockland (REIT)	244,137
33,374	Super Retail Group Ltd	179,108
13,028	Virtus Health Ltd	46,748
187,800	Viva Energy Group Ltd *	271,692
57,008	Viva Energy REIT	86,387
1,896	Wesfarmers Ltd	43,909
87,466	Whitehaven Coal Ltd	274,298
6,269	WiseTech Global Ltd	86,491
25,340	WPP AUNZ Ltd	11,474

	Total Australia	30,319,108

	Austria — 0.1%
65,732	OMV AG	3,329,279
3,242	POLYTEC Holding AG	33,384
5,220	S IMMO AG	92,317
3,638	Vienna Insurance Group AG Wiener Versicherung Gruppe	93,703

Shares	Description	Value ($)
	Austria — continued
1,836	voestalpine AG	61,212

	Total Austria	3,609,895

	Belgium — 0.0%
17,832	AGFA-Gevaert NV *	76,744
4,316	Barco NV	484,176
1,729	D’ieteren SA	69,464
8,507	KBC Group NV	611,911
2,862	UCB SA	241,193

	Total Belgium	1,483,488

	Brazil — 1.5%
295,600	Banco BTG Pactual SA	1,693,168
363,500	Banco do Brasil SA	4,199,682
862,400	Banco Santander Brasil SA	9,535,377
1,029,900	Cia de Saneamento Basico do Estado de Sao Paulo	7,522,464
110,400	Cia de Saneamento Basico do Estado de Sao Paulo ADR	798,192
54,700	Cia de Saneamento de Minas Gerais-COPASA	724,862
13,200	Construtora Tenda SA *	104,996
15,100	EDP – Energias do Brasil SA	53,457
250,200	Estacio Participacoes SA	1,602,282
178,700	Grendene SA	358,783
4,414,900	JBS SA	13,447,602
73,800	Mahle-Metal Leve SA	465,678
196,400	MRV Engenharia e Participacoes SA	616,256
9,700	Multiplus SA	62,479
14,200	Odontoprev SA	51,042
29,700	Oi SA *	11,064
982,840	Petrobras Distribuidora SA	6,216,215
21,500	QGEP Participacoes SA	58,006
5,900	Smiles Fidelidade SA	67,467
12,900	Ultrapar Participacoes SA	157,651
6,301	Ultrapar Participacoes SA Sponsored ADR	77,313

	Total Brazil	47,824,036

	Canada — 1.5%
28,600	AGF Management Ltd – Class B	107,628
60,000	Bank of Montreal (a)	4,470,000
17,200	Bank of Montreal	1,283,285
43,437	BRP Inc Sub Voting	1,547,667
9,000	Canaccord Genuity Group Inc	44,097
4,100	Canadian Imperial Bank of Commerce	343,908
49,000	Canadian Imperial Bank of Commerce	4,112,069
36,500	Canfor Corp *	500,256
10,300	Canfor Pulp Products Inc	148,688
7,100	Celestica Inc *	73,059
1,800	Celestica Inc *	18,506
3,800	Cogeco Inc	177,981

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Shares	Description	Value ($)
	Canada — continued
300	Constellation Software Inc	205,759
33,600	Empire Co Ltd – A Shares	636,520
600	George Weston Ltd	43,384
4,100	Husky Energy Inc	50,916
4,500	Interfor Corp *	50,803
7,300	Labrador Iron Ore Royalty Corp	146,093
32,700	Magna International Inc (b)	1,630,749
43,300	Magna International Inc	2,161,008
4,500	Martinrea International Inc	36,375
1,000	Methanex Corp	55,440
3,000	National Bank of Canada	136,831
1,800	Norbord Inc	50,302
28,200	Rogers Sugar Inc	120,980
200,900	Royal Bank of Canada	14,730,499
48,500	Russel Metals Inc	845,050
3,400	Stelco Holdings Inc	49,644
122,300	Sun Life Financial Inc (a) (b)	4,499,417
27,300	Sun Life Financial Inc	1,006,811
26,800	TFI International Inc	890,543
109,100	Toronto-Dominion Bank (The)	6,040,263
12,500	Toronto-Dominion Bank (The) (a)	691,250
78,500	Transcontinental Inc – Class A	1,184,605
3,900	Valener Inc	59,293
11,200	Wajax Corp	162,523
35,800	West Fraser Timber Co Ltd	1,868,611
9,400	ZCL Composites Inc	44,359

	Total Canada	50,225,172

	Chile — 0.0%
3,516	Inversiones La Construccion SA	56,134

	China — 6.0%
88,000	361 Degrees International Ltd	21,816
586,000	7Road Holdings Ltd.	103,081
41,500	AAC Technologies Holdings Inc	297,574
3,261,668	Agile Group Holdings Ltd	4,456,758
35,923,000	Agricultural Bank of China Ltd – Class H	16,329,749
204,500	Anhui Conch Cement Co Ltd – Class A	944,544
151,500	Anhui Conch Cement Co Ltd – Class H	797,558
36,000	Anhui Expressway Co Ltd – Class H	22,010
12,000	ANTA Sports Products Ltd	54,989
5,063,000	BAIC Motor Corp Ltd – Class H	3,118,053
22,500	Baidu Inc Sponsored ADR * (b)	4,236,300
3,186,000	Bank of China Ltd – Class H	1,396,848
5,827,000	Bank of Communications Co Ltd – Class H	4,444,069
44,000	Baoye Group Co Ltd – Class H *	23,568
1,004,790	Beijing Homyear Capital Holdings Co Ltd – Class A	441,262
59,900	Beijing North Star Co Ltd – Class A	25,387
37,500	BYD Electronic International Co Ltd	53,033
175,000	Cabbeen Fashion Ltd	49,479

Shares	Description	Value ($)
	China — continued
42,100	Cangzhou Mingzhu Plastic Co Ltd – Class A	27,857
15,400	Changyou.com Ltd ADR	302,610
4,028,000	China CITIC Bank Corp Ltd – Class H	2,565,598
135,000	China Communications Construction Co Ltd – Class H	131,806
6,938,000	China Communications Services Corp Ltd – Class H	5,810,916
454,600	China Construction Bank Corp – Class A	438,051
3,413,000	China Construction Bank Corp – Class H	2,914,034
292,000	China Everbright Bank Co Ltd – Class H	129,973
20,000	China Evergrande Group	63,577
2,154,000	China Greenfresh Group Co Ltd *	277,718
339,000	China Huarong Asset Management Co Ltd – Class H	69,985
50,000	China International Marine Containers Group Co Ltd – Class H	53,681
48,000	China Jinmao Holdings Group Ltd	23,167
3,279,000	China Lesso Group Holdings Ltd	1,687,385
573,000	China Lilang Ltd	469,100
2,850,000	China Machinery Engineering Corp – Class H	1,424,140
160,500	China Mobile Ltd	1,599,904
3,144,900	China National Building Material Co Ltd – Class H	2,469,825
43,700	China National Chemical Engineering Co Ltd – Class A	35,771
52,500	China Nuclear Engineering Corp Ltd – Class A	57,530
320,000	China Overseas Land & Investment Ltd	1,122,170
14,200	China Petroleum & Chemical Corp ADR	1,211,828
863,898	China Petroleum & Chemical Corp – Class A	736,998
17,954,000	China Petroleum & Chemical Corp – Class H	15,368,647
162,000	China Pioneer Pharma Holdings Ltd *	26,531
8,185,000	China Railway Construction Corp Ltd – Class H	10,513,696
4,085,042	China Railway Group Ltd – Class H	3,764,388
300,000	China Resources Cement Holdings Ltd	295,471
390,000	China Resources Land Ltd	1,451,781
2,233,500	China Resources Pharmaceutical Group Ltd	3,292,738
862,000	China SCE Group Holdings Ltd	310,027
152,479	China Shenhua Energy Co Ltd – Class A	415,061
498,500	China Shenhua Energy Co Ltd – Class H	1,116,657
840,000	China Shineway Pharmaceutical Group Ltd	1,050,490
14,673	China South Publishing & Media Group Co Ltd – Class A	24,322
27,144,000	China Telecom Corp Ltd – Class H	14,718,907
888,000	China Tower Corp Ltd – Class H *	129,723
984,000	China Travel International Investment Hong Kong Ltd	274,268
169,389	China Vanke Co Ltd – Class A	625,698

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Shares	Description	Value ($)
	China — continued
110,900	China Vanke Co Ltd – Class H	383,476
157,097	China Yangtze Power Co Ltd – Class A	325,307
28,100	China Yuchai International Ltd	394,805
900,000	Chong Sing Holdings FinTech Gr *	26,227
38,100	Chongqing Department Store Co Ltd – Class A	165,811
30,600	Chongqing Dima Industry – Class A	12,212
3,104,000	Chongqing Rural Commercial Bank Co Ltd – Class H	1,821,791
82,000	CIFI Holdings Group Co Ltd	41,419
85,000	CNOOC Ltd	143,595
223,000	COSCO SHIPPING Development Co Ltd – Class H *	25,082
379,000	Country Garden Holdings Co Ltd	470,194
100,000	Dah Chong Hong Holdings Ltd	37,382
356,199	Daqin Railway Co Ltd – Class A	397,005
38,088	Dashang Co Ltd – Class A	140,563
96,600	Dongfang Electric Corp Ltd – Class A *	106,353
5,764,000	Dongfeng Motor Group Co Ltd – Class H	5,575,625
43,100	Dr Peng Telecom & Media Group Co Ltd – Class A	51,124
30,500	Fang Holdings Ltd ADR *	56,120
148,760	Fangda Special Steel Technology Co Ltd – Class A	214,120
728,000	GCL-Poly Energy Holdings Ltd *	50,245
528,000	Geely Automobile Holdings Ltd	1,049,170
99,500	Great Wall Motor Co Ltd – Class H	63,850
99,700	Gree Electric Appliances Inc of Zhuhai – Class A *	533,554
15,100	GRG Banking Equipment Co Ltd – Class A	12,688
268,000	Guangdong Investment Ltd	518,042
826,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd – Class H	3,353,545
4,551,079	Guangzhou R&F Properties Co Ltd – Class H	7,096,690
2,538,000	Haier Electronics Group Co Ltd *	5,944,726
24,000	Haitian International Holdings Ltd	51,649
1,544,000	Harbin Electric Co Ltd – Class H	477,182
59,800	Henan Shuanghui Investment & Development Co Ltd – Class A	197,609
21,000	Henan Zhongyuan Expressway Co Ltd – Class A	11,823
6,500	Hengan International Group Co Ltd	53,347
97,489	Hisense Home Appliances Group Co Ltd – Class A	101,602
126,583	HLA Corp Ltd – Class A	144,236
300	Hollysys Automation Technologies Ltd	5,943
79,000	Hua Hong Semiconductor Ltd	168,783
2,676,000	Huabao International Holdings Ltd	1,240,418
162,000	IGG Inc	196,933
217,800	Industrial & Commercial Bank of China Ltd – Class A	167,862

Shares	Description	Value ($)
	China — continued
2,195,000	Industrial and Commercial Bank of China Ltd – Class H	1,567,712
49,000	JNBY Design Ltd	85,463
733,500	Kingboard Holdings Ltd	2,108,046
52,500	Kingboard Laminates Holdings Ltd	50,290
24,000	Kunlun Energy Co Ltd	29,049
16,600	Livzon Pharmaceutical Group Inc – Class A	79,037
445,180	Livzon Pharmaceutical Group Inc – Class H	1,620,127
92,400	Logan Property Holdings Co Ltd	108,874
34,000	Longfor Group Holdings Ltd	96,360
6,714,000	Lonking Holdings Ltd	1,753,702
14,200	Midea Group Co Ltd – Class A	79,950
15,900	Momo Inc Sponsored ADR *	498,465
38,000	Nine Dragons Paper Holdings Ltd	38,802
13,900	Ningbo Sanxing Medical Electric Co Ltd – Class A	11,999
111,000	People’s Insurance Co Group of China Ltd (The) – Class H	48,111
388,000	PICC Property & Casualty Co Ltd – Class H	400,234
9,909,000	Postal Savings Bank of China Co Ltd – Class H	6,012,896
1,235,000	Powerlong Real Estate Holdings Ltd	502,943
102,000	Qingling Motors Co Ltd – Class H	26,891
186,800	Red Star Macalline Group Corp Ltd – Class H	174,127
278,000	Road King Infrastructure Ltd	474,249
35,083	SDIC Capital Co Ltd – Class A	53,056
356,000	Shanghai Industrial Holdings Ltd	778,870
316,000	Shanghai Jin Jiang International Hotels Group Co Ltd – Class H	85,356
2,164,800	Shanghai Pharmaceuticals Holding Co Ltd – Class H	5,358,559
257,925	Shanghai SMI Holding Co Ltd – Class A	223,591
38,000	Shenzhen Expressway Co Ltd – Class H	37,583
152,000	Shenzhen Investment Ltd	49,720
96,275	Shenzhen World Union Properties Consultancy Inc – Class A	71,218
8,000	Shenzhou International Group Holdings Ltd	97,604
3,698,000	Shimao Property Holdings Ltd	9,208,825
484,000	Sino Biopharmaceutical Ltd	444,415
82,273	Sinopec Shanghai Petrochemical Co Ltd – Class A	59,611
684,000	Sinopec Shanghai Petrochemical Co Ltd – Class H	311,887
1,638,000	Sinotruk Hong Kong Ltd	2,700,712
210,000	Skyworth Digital Holdings Ltd	51,534
2,046,000	SSY Group Ltd	2,109,777
521,321	Suning Universal Co Ltd – Class A	239,755
15,100	Tencent Holdings Ltd	602,147
267,500	Texhong Textile Group Ltd	323,292

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Shares	Description	Value ($)
	China — continued
646,000	Tianjin Port Development Holdings Ltd *	70,395
2,156,000	Tianneng Power International Ltd	1,974,560
333,000	Times China Holdings Ltd.	312,284
1,130,000	TravelSky Technology Ltd – Class H	3,050,707
179,000	Uni-President China Holdings Ltd	163,578
8,800	Vatti Corp Ltd – Class A	11,220
2,830,000	Weichai Power Co Ltd – Class H	3,060,511
523,000	Xinhua Winshare Publishing and Media Co Ltd – Class H	350,966
2,472,000	Xtep International Holdings Ltd	1,327,419
20,600	YiChang HEC ChangJiang Pharmaceutical Co Ltd – Class H	75,724
4,639,000	Yuzhou Properties Co Ltd	2,046,879
306,000	Zhejiang Expressway Co Ltd – Class H	257,651
66,286	Zhejiang Weixing New Building Materials Co Ltd – Class A	136,031
53,294	Zhengzhou Yutong Bus Co Ltd – Class A	86,809
16,700	Zhongshan Public Utilities Group Co Ltd – Class A	17,061

	Total China	197,162,849

	Colombia — 0.0%
144,314	Almacenes Exito SA	594,392
6,343	Ecopetrol SA	6,090

	Total Colombia	600,482

	Czech Republic — 0.0%
4,675	Moneta Money Bank AS	16,108
252	Philip Morris CR AS	162,282

	Total Czech Republic	178,390

	Denmark — 0.3%
574	ALK-Abello A/S *	79,440
2,262	NetCompany Group A/S *	74,669
42,600	Novo Nordisk A/S Sponsored ADR	1,986,012
109,852	Novo Nordisk A/S – Class B	5,109,373
1,045	Rockwool International A/S – Class B	272,087
17,781	Royal Unibrew A/S	1,290,994
8,488	Scandinavian Tobacco Group A/S	112,525
1,365	Schouw & Co AB	112,406
7,811	SimCorp A/S	498,517
3,592	Spar Nord Bank A/S	30,477

	Total Denmark	9,566,500

	Finland — 0.3%
2,441	Cramo Oyj	45,365
2,543	DNA Oyj	47,027
4,169	Finnair Oyj	35,686
9,849	Metsa Board Oyj	68,605
61,772	Neste Oyj	4,836,039
17,316	Stora Enso Oyj – R Shares	221,355
2,487	Tieto Oyj	71,879
137,727	UPM-Kymmene Oyj	3,678,615

	Total Finland	9,004,571

Shares	Description	Value ($)
	France — 1.3%
3,147	AKWEL	57,752
9,015	Alten SA	820,612
60,257	BNP Paribas SA	3,030,818
1,005	Bonduelle SCA	36,264
14,599	Christian Dior SE (a)	5,426,912
91,137	CNP Assurances	2,087,911
29,187	Coface SA	271,714
9,190	Credit Agricole SA	114,212
3,776	Dassault Systemes SE	454,009
8,748	Derichebourg SA	37,611
2,791	Eramet	226,244
2,576	Gaztransport Et Technigaz SA	192,701
564	Hermes International	305,357
655	Interparfums SA	29,300
2,125	Ipsen SA	273,867
4,876	IPSOS (a)	124,059
2,872	Jacquet Metal Service	52,621
2,352	Kaufman & Broad SA	89,902
51,959	L’Oreal SA (a)	12,260,493
1,070	Lagardere SCA	30,263
472	LVMH Moet Hennessy Louis Vuitton SE	135,104
2,254	Mersen SA	64,426
13,125	Metropole Television SA	233,017
57,464	Natixis SA	318,007
2,342	Nexity SA	114,946
94,185	Peugeot SA	2,072,256
2,381	Rallye SA	25,924
48,809	Sanofi	4,425,039
36,800	Sanofi ADR	1,668,880
4,034	Schneider Electric SE	294,041
8,165	SCOR SE	392,321
27,897	Societe Generale SA	1,024,509
4,838	Societe Television Francaise 1	46,346
174,745	STMicroelectronics NV	2,588,307
322,900	STMicroelectronics NV – NY Shares	4,795,065
614	Vilmorin & Cie SA	40,542

	Total France	44,161,352

	Germany — 1.8%
937	Aareal Bank AG	30,908
55,953	Allianz SE (Registered)	11,864,932
814	Amadeus Fire AG	87,046
42,786	BASF SE	3,128,813
11,594	Bayer AG (Registered)	850,775
132,556	Bayerische Motoren Werke AG	10,884,612
3,883	Cewe Stiftung & Co KGAA	301,538
80,040	Covestro AG (a)	4,636,157
85,327	Daimler AG (Registered Shares)	4,824,336
388,880	Deutsche Lufthansa AG (Registered)	9,513,985
53,557	Deutsche Pfandbriefbank AG	640,851
73,866	Deutsche Telekom AG (Registered)	1,298,819
1,660	DWS Group GmbH & Co KGaA *	47,064

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Shares	Description	Value ($)
	Germany — continued
2,222	Elmos Semiconductor AG	47,440
1,616	Evonik Industries AG	43,644
7,135	Henkel AG & Co KGaA	739,462
4,768	Isra Vision AG	186,713
5,809	Kloeckner & Co SE	46,943
14,580	Knorr-Bremse AG *	1,361,582
524	Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	114,161
697	Nemetschek SE	84,894
501	Rheinmetall AG	46,641
27,458	SAP AG	2,844,008
875	Siemens AG (Registered)	101,828
21,575	Siemens Healthineers AG *	936,653
12,320	Software AG	504,673
2,158	Takkt AG	34,645
16,656	Talanx AG	596,024
18,791	Volkswagen AG	3,125,115
4,783	Wacker Neuson SE	95,542
654	Washtec AG	48,136
2,753	Wuestenrot & Wuerttembergische AG	54,518

	Total Germany	59,122,458

	Greece — 0.0%
95,746	Eurobank Ergasias SA *	61,134
12,055	FF Group * (c)	—
49,486	National Bank of Greece SA *	57,368
38,683	Piraeus Bank SA *	38,319

	Total Greece	156,821

	Hong Kong — 0.4%
230,000	BOC Hong Kong Holdings Ltd	900,550
751,400	Champion (REIT)	523,306
41,700	Dah Sing Banking Group Ltd	79,051
2,800	Dah Sing Financial Holdings Ltd	15,538
78,000	Fortune Real Estate Investment Trust	89,523
8,100	Hang Seng Bank Ltd	187,582
50,100	Hysan Development Co Ltd	240,086
841,638	I-CABLE Communications Ltd *	12,641
35,000	Johnson Electric Holdings Ltd	78,437
125,800	Kerry Properties Ltd	433,616
54,800	Luk Fook Holdings International Ltd	160,394
1,767,900	SJM Holdings Ltd	1,603,745
6,252,500	WH Group Ltd	4,565,031
359,100	Wharf Holdings Ltd (The)	963,907
263,100	Wharf Real Estate Investment Co Ltd	1,586,826
242,500	Wheelock & Co Ltd	1,395,441
39,425	Xinyi Automobile Glass Hong Kong Enterprises Ltd *	9,779

	Total Hong Kong	12,845,453

	Hungary — 0.0%
733,294	Magyar Telekom Telecommunications Plc	1,155,225

Shares	Description	Value ($)
	India — 1.3%
48,725	Aurobindo Pharma Ltd	566,230
13,132	Balmer Lawrie & Co Ltd	35,583
137,242	Balrampur Chini Mills Ltd *	198,736
55,888	Bharat Heavy Electricals Ltd	54,689
12,475	Divi’s Laboratories Ltd	255,546
6,655	Dr Reddy’s Laboratories Ltd	259,002
476,075	Firstsource Solutions Ltd	355,894
882,712	HCL Technologies Ltd	12,888,912
45,259	Hero MotoCorp Ltd	1,984,102
152,937	Hexaware Technologies Ltd	711,247
25,697	Hindustan Unilever Ltd	655,252
108,196	HT Media Ltd	61,780
354,963	ITC Ltd	1,458,475
87,812	Jamna Auto Industries Ltd	87,019
20,330	Jubilant Life Sciences Ltd	227,405
83,020	Just Dial Ltd *	592,602
21,206	KPIT Technologies Ltd	63,618
53,304	Larsen & Toubro Infotech Ltd	1,189,983
630,772	Mahindra & Mahindra Ltd	7,167,676
3,014	Merck Ltd	121,319
119,432	Mphasis Ltd	1,700,960
199	MRF Ltd	192,361
77,100	NHPC Ltd	28,807
102,543	NIIT Technologies Ltd	1,608,382
10,626	Oil India Ltd	28,475
1,834	Pfizer India Ltd	71,471
869	Piramal Enterprises Ltd	27,479
484,512	Power Finance Corp Ltd	600,841
696,570	PTC India Ltd	808,670
37,290	Rajesh Exports Ltd	305,514
2,703,810	REC Ltd	3,899,879
374,745	Reliance Capital Ltd	1,219,676
4,118	Siemens Ltd	56,203
116,413	Sonata Software Ltd	512,570
23,346	Suven Life Sciences Ltd	80,669
113,093	Tech Mahindra Ltd	1,150,014
65,731	VIP Industries Ltd	503,880

	Total India	41,730,921

	Indonesia — 0.2%
2,235,500	Adaro Energy Tbk PT	201,386
181,400	Bank Central Asia Tbk PT	330,927
203,300	Bank Mandiri Persero Tbk PT	105,497
498,900	Bank Negara Indonesia Persero Tbk PT	298,012
1,202,700	Bank Pembangunan Daerah Jawa Timur Tbk PT	60,213
3,248,600	Bank Rakyat Indonesia Persero Tbk PT	824,429
1,018,300	Bukit Asam Tbk PT	287,644
963,400	Delta Dunia Makmur Tbk PT *	39,209
3,744,500	Erajaya Swasembada Tbk PT	579,437
38,100	Gudang Garam Tbk PT	219,030
186,500	Indika Energy Tbk PT	23,600

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Shares	Description	Value ($)
	Indonesia — continued
1,020,700	Indo Tambangraya Megah Tbk PT	1,519,909
247,100	Matahari Department Store Tbk PT	82,336
1,112,400	Mitra Pinasthika Mustika Tbk PT *	63,943
5,683,200	Modernland Realty Tbk PT	81,080
7,551,900	Panin Financial Tbk PT *	156,668
1,178,300	Ramayana Lestari Sentosa Tbk PT	98,262
1,305,400	Surya Semesta Internusa Tbk PT	41,153
117,300	United Tractors Tbk PT	226,009
508,300	Waskita Karya Persero Tbk PT	55,441

	Total Indonesia	5,294,185

	Ireland — 0.1%
11,600	ICON Plc *	1,678,752

	Israel — 0.0%
70,703	Bank Leumi Le-Israel BM	465,267
8,692	Discount Investment Corp Ltd (Registered) *	23,456
5,220	First International Bank of Israel Ltd	117,777
9,801	Harel Insurance Investments & Financial Services Ltd	76,082
4,077	Nova Measuring Instruments Ltd *	100,444
88,394	Oil Refineries Ltd	44,558

	Total Israel	827,584

	Italy — 0.8%
13,836	A2A SPA	23,318
38,149	ACEA SPA	510,345
12,559	ASTM SPA	238,808
93,324	Cofide SPA	47,747
6,272	El.En. SPA	108,144
51,651	Enav SPA	245,889
366,633	Enel SPA	1,994,503
31,308	ERG SPA	570,656
153,877	EXOR NV	9,074,966
16,566	Falck Renewables SPA	45,359
520,400	Fiat Chrysler Automobiles NV *	8,633,436
29,208	Fiat Chrysler Automobiles NV *	485,031
5,940	FinecoBank Banca Fineco SPA	63,864
92,932	Hera SPA	255,746
472,208	Iren SPA	1,027,298
8,260	La Doria SPA	78,044
9,666	MARR SPA	216,112
45,775	Mediobanca Banca di Credito Finanziario SPA	404,226
39,317	Poste Italiane SPA	298,869
879	Prima Industrie SPA	21,361
6,240	Recordati SPA	201,159
92,257	Saras SPA	179,028
172,127	Societa Cattolica di Assicurazioni SC	1,420,452
28,250	Societa Iniziative Autostradali e Servizi SPA	381,261

Shares	Description	Value ($)
	Italy — continued
368,768	Telecom Italia SPA-RSP	207,856
47,578	Unipol Gruppo SPA	197,698

	Total Italy	26,931,176

	Japan — 4.8%
24,600	Aisin Seiki Co Ltd	974,613
900	Alfresa Holdings Corp	23,964
16,000	AOKI Holdings Inc (a)	206,778
700	Aozora Bank Ltd	23,057
845,600	Asahi Kasei Corp	9,281,474
753,000	Astellas Pharma Inc (a)	11,603,567
3,700	Bandai Namco Holdings Inc	155,689
213,700	Brother Industries Ltd	3,575,965
100,200	Canon Inc	2,843,479
10,400	Cawachi Ltd	202,720
1,000	Central Japan Railway Co	205,913
23,300	CKD Corp	236,000
32,900	Concordia Financial Group Ltd	154,862
9,100	Cosmo Energy Holdings Co Ltd (a)	212,882
8,100	Dai Nippon Printing Co Ltd	187,481
4,500	Daicel Corp	50,438
10,000	Daiwabo Holdings Co Ltd	561,227
12,760	Denka Co Ltd	412,270
11,500	DTS Corp	415,314
8,200	Ehime Bank Ltd (The)	83,501
1,500	Eisai Co Ltd	138,128
9,500	Elecom Co Ltd	251,332
3,900	Exedy Corp	100,341
77,800	Fancl Corp	2,035,188
70,800	Fuji Electric Co Ltd	2,232,197
21,300	Fuji Media Holdings Inc	331,842
1,800	Fujicco Co Ltd	39,621
29,200	FUJIFILM Holdings Corp	1,162,136
3,600	Fujitsu Ltd	222,369
2,800	Fukuoka Financial Group Inc	64,045
3,200	Fukuyama Transporting Co Ltd	140,586
1,900	Fuyo General Lease Co Ltd	115,449
4,700	Gunma Bank Ltd (The)	22,462
39,800	Hakuhodo DY Holdings Inc	609,634
1,600	Hamakyorex Co Ltd	59,284
24,560	Hanwa Co Ltd	736,943
15,400	Haseko Corp	186,747
2,500	Heiwado Co Ltd	69,529
1,700	Hisamitsu Pharmaceutical Co Inc	108,782
382,000	Hitachi Ltd	11,124,408
37,100	Honda Motor Co Ltd (a)	1,046,627
1,100	Hosokawa Micron Corp	50,301
32,700	House Foods Group Inc	1,163,041
1,100	Idemitsu Kosan Co Ltd	40,117
1,200	Infocom Corp	50,117
3,700	Isuzu Motors Ltd	52,739
797,200	ITOCHU Corp	14,189,942

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
4,400	Japan Aviation Electronics Industry Ltd	55,597
5,100	Jeol Ltd	89,323
7,100	JSR Corp	113,979
1,800	JTEKT Corp	22,958
25,500	JXTG Holdings Inc	154,641
3,100	Kaken Pharmaceutical Co Ltd	158,772
1,900	Kamigumi Co Ltd	42,782
97,500	Kanematsu Corp	1,246,235
1,000	Kasai Kogyo Co Ltd	8,812
600	Kato Sangyo Co Ltd	18,624
127,600	KDDI Corp	2,998,180
9,700	Keihin Corp	168,099
24,900	Kirin Holdings Co Ltd (a)	586,888
16,000	Kitz Corp	136,858
84,400	Konica Minolta Inc	761,921
1,700	Kose Corp	254,312
7,100	Kyowa Exeo Corp (a)	179,211
1,800	Makino Milling Machine Co Ltd	73,394
394,500	Marubeni Corp	2,948,024
61,100	MCJ Co Ltd	430,919
3,300	Medipal Holdings Corp	75,711
1,592,900	Mitsubishi Chemical Holdings Corp	13,067,150
62,300	Mitsubishi Corp	1,683,744
508,800	Mitsubishi Electric Corp (a)	6,735,922
96,300	Mitsubishi Gas Chemical Co Inc (a)	1,585,945
99,200	Mitsubishi Tanabe Pharma Corp	1,525,545
4,100	Mitsubishi UFJ Lease & Finance Co Ltd	22,418
32,300	Mitsui Chemicals Inc (a)	822,190
6,000	Mitsui Sugar Co Ltd	159,847
300	Modec Inc	7,468
3,400	NEC Corp	105,573
9,400	NET One Systems Co Ltd	195,143
26,000	Nichias Corp	505,450
18,100	Nichiha Corp	496,801
2,900	Nihon Unisys Ltd	74,277
24,500	Nippo Corp	417,844
2,500	Nippon Sheet Glass Co Ltd	21,400
300	Nippon Shokubai Co Ltd	20,052
372,000	Nippon Telegraph & Telephone Corp	15,345,386
2,000	Nippon Flour Mills Co Ltd	34,200
4,000	Nisshin Oillio Group Ltd (The)	124,250
16,400	Nisshin Seifun Group Inc	345,755
19,900	Nisshinbo Holdings Inc	181,753
900	Nissin Corp	15,528
2,600	NOF Corp	85,948
8,000	Nomura Real Estate Holdings Inc	158,068
500	Noritake Co Ltd	24,889
17,000	North Pacific Bank Ltd	49,440
10,200	NTT Data Corp.	118,624
40,100	NTT DOCOMO Inc	930,303
15,100	Open House Co Ltd	540,439
10,000	ORIX Corp	162,374

Shares	Description	Value ($)
	Japan — continued
9,800	Osaki Electric Co Ltd	70,405
1,200	Otsuka Holdings Co Ltd	58,655
80,800	Pola Orbis Holdings Inc	2,284,301
2,300	Pressance Corp	28,736
28,700	Prima Meat Packers Ltd	545,181
6,500	Resona Holdings Inc	34,562
1,900	Rion Co Ltd	34,147
34,100	Rohto Pharmaceutical Co Ltd	1,081,066
6,600	Roland DG Corp	143,251
4,800	Seiko Holdings Corp	106,807
119,500	Sekisui Chemical Co Ltd (a)	1,944,249
8,500	Shimizu Corp.	72,808
2,900	Shinko Electric Industries Co Ltd	20,640
1,800	ShinMaywa Industries Ltd	24,231
2,700	Shizuoka Bank Ltd (The)	24,289
31,300	Showa Corp	418,450
8,100	Showa Denko KK (a)	325,043
1,616,100	Sojitz Corp	5,737,261
8,400	Sony Corp	443,896
1,251,700	Sumitomo Chemical Co Ltd	6,813,880
13,700	Sumitomo Dainippon Pharma Co Ltd (a)	448,060
3,900	Sumitomo Mitsui Financial Group Inc	143,578
4,300	Sumitomo Mitsui Trust Holdings Inc	172,749
300	Suntory Beverage & Food Ltd	12,616
1,300	Suzuken Co Ltd	70,005
200	T RAD Co Ltd	4,514
26,800	T-Gaia Corp	571,851
400	Taisho Pharmaceutical Holdings Co Ltd	46,341
3,400	Takara Holdings Inc	43,506
16,700	Takeda Pharmaceutical Co Ltd	628,681
10,200	Tatsuta Electric Wire and Cable Co Ltd	48,223
3,300	Teijin Ltd	57,047
10,700	Tocalo Co Ltd	93,683
9,000	Tokio Marine Holdings Inc	444,587
25,400	Tokyo Electron Ltd	3,585,692
17,600	Tokyu Construction Co Ltd	177,792
57,600	Tosoh Corp	812,285
2,000	Toyo Suisan Kaisha Ltd	68,745
101,100	Toyota Tsusho Corp (a)	3,495,300
8,500	TPR Co Ltd	202,144
37,400	TS Tech Co Ltd	1,089,032
9,800	UKC Holdings Corp	210,475
1,600	Ushio Inc	17,962
10,800	Wacoal Holdings Corp	294,936
1,800	Yamazaki Baking Co Ltd	37,936
500	Yellow Hat Ltd	13,165
12,300	Yuasa Trading Co Ltd	412,755

	Total Japan	157,259,585

	Malaysia — 0.1%
145,400	Astro Malaysia Holdings Bhd	41,697
868,900	DRB-Hicom Berhad	385,433

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Shares	Description	Value ($)
	Malaysia — continued
136,200	Felda Global Ventures Holdings Bhd	28,806
156,500	KSL Holdings Berhad *	26,440
121,400	Malayan Flour Mills Berhad	28,380
206,100	My EG Services Bhd	54,671
159,600	Padini Holdings Berhad	183,289
14,700	Petronas Dagangan Berhad	90,740
1,309,000	Supermax Corp Berhad	1,076,646
1,944,500	Top Glove Corp Berhad	2,783,075
33,200	UMW Holdings Bhd	40,067
83,000	UOA Development Berhad	41,893

	Total Malaysia	4,781,137

	Mexico — 0.5%
136,929	Bolsa Mexicana de Valores SAB de CV	236,605
61,900	Corp Inmobiliaria Vesta SAB de CV	77,247
17,700	El Puerto de Liverpool SAB de CV – Class C1	105,450
11,600	Fibra Uno Administracion SA de CV (REIT)	11,683
4,800	Fomento Economico Mexicano SAB de CV	41,593
900	Fomento Economico Mexicano SAB de CV Sponsored ADR (b)	78,075
53,700	Gentera SAB de CV	39,628
500	Grupo Aeroportuario del Pacifico SAB de CV ADR	34,810
485	Grupo Aeroportuario del Sureste SAB de CV – Class B	6,497
148,142	Grupo Herdez SAB de CV	302,925
215,700	Megacable Holdings SAB de CV CPO	983,453
5,400	Mexichem SAB de CV	12,602
11,245	Promotora y Operadora de Infraestructura SAB de CV	99,336
16,900	Unifin Financiera SAB de CV SOFOM ENR	35,745
5,904,538	Wal-Mart de Mexico SAB de CV	14,626,632

	Total Mexico	16,692,281

	Netherlands — 0.3%
22,898	ABN AMRO Group NV CVA	584,164
25,530	ASR Nederland NV	1,103,140
6,513	ForFarmers NV	64,035
32,891	Heineken Holding NV	2,911,903
196,377	ING Groep NV	2,378,462
2,822	Intertrust NV	45,405
1,829	Koninklijke Philips NV	69,355
2,545	Koninklijke Volkerwessels NV	42,363
12,784	Signify NV (a)	341,126
37,281	Wolters Kluwer NV	2,253,860

	Total Netherlands	9,793,813

	New Zealand — 0.0%
647,630	Air New Zealand Ltd	1,371,829
16,081	Synlait Milk Ltd *	101,235

	Total New Zealand	1,473,064

Shares	Description	Value ($)
	Norway — 0.7%
10,764	Aker ASA – A Shares	615,750
26,769	Aker Solutions ASA *	135,214
52,941	Austevoll Seafood ASA	733,572
29,507	Bakkafrost P/F (a)	1,515,631
2,589	Borregaard ASA	23,892
455,094	DNB ASA	7,818,558
25,729	Elkem ASA *	78,337
2,317	Entra ASA	30,531
352,117	Equinor ASA (a)	8,248,296
10,895	Grieg Seafood ASA	143,828
42,773	Kvaerner ASA *	61,862
119,002	Leroy Seafood Group ASA	1,017,159
3,999	Marine Harvest ASA	93,883
17,920	Salmar ASA	1,013,466
5,489	Selvaag Bolig ASA	25,088
24,304	SpareBank 1 Nord Norge	179,580
10,671	SpareBank 1 SR Bank ASA	115,064
66,308	Storebrand ASA	521,053
14,882	Subsea 7 SA	160,977
16,519	TGS NOPEC Geophysical Co ASA	463,839

	Total Norway	22,995,580

	Pakistan — 0.0%
13,100	Engro Corp Ltd	30,363
58,500	Engro Fertilizers Ltd	32,695
3,300	Lucky Cement Ltd	11,919
59,500	Oil & Gas Development Co Ltd	64,187
7,620	Pakistan Oilfields Ltd	26,981

	Total Pakistan	166,145

	Philippines — 0.0%
279,000	Belle Corp	11,826
56,200	Eagle Cement Corp	16,622
107,500	First Gen Corp	36,431
2,240	Globe Telecom Inc	84,294
31,400	Jollibee Foods Corp	167,018
269,200	Lopez Holding Corp	20,941
266,200	LT Group Inc	81,199
55,550	Manila Electric Co	408,076
169,800	Manila Water Co Inc	87,362
492,000	Megaworld Corp	42,364
1,228,185	Nickel Asia Corp	52,023
134,500	Petron Corp	21,026
38,285	Pilipinas Shell Petroleum Corp	34,671
95,250	Semirara Mining & Power Corp	47,617

	Total Philippines	1,111,470

	Poland — 0.2%
108,611	Asseco Poland SA	1,377,888
9,881	Bank Polska Kasa Opieki SA	286,325
2,441	Budimex SA	75,931

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Shares	Description	Value ($)
	Poland — continued
501	CCC SA	27,750
3,910	Ciech SA	42,390
69,960	Cyfrowy Polsat SA *	414,770
221,733	Energa SA *	533,062
4,640	Grupa Azoty SA	39,999
6,134	Grupa Lotos SA	132,645
60,510	Impexmetal SA *	53,975
2,120	KRUK SA	96,806
63	LPP SA	130,310
2,912	Lubelski Wegiel Bogdanka SA *	42,695
12,821	PLAY Communications SA	54,619
24,921	Polski Koncern Naftowy ORLEN SA	724,574
244,250	Polskie Gornictwo Naftowe i Gazownictwo SA	415,594
14,011	Powszechna Kasa Oszczednosci Bank Polski SA	151,223
47,404	Powszechny Zaklad Ubezpieczen SA	536,704
222	Santander Bank Polska SA	20,860
684	Stalprodukt SA	58,721
4,357	Warsaw Stock Exchange	42,963

	Total Poland	5,259,804

	Portugal — 0.0%
11,899	Altri SGPS SA	86,805
11,994	Navigator Co SA (The)	50,404
1,615	Semapa-Sociedade de Investimento e Gestao	25,535
431,451	Sonae SGPS SA	409,484

	Total Portugal	572,228

	Qatar — 0.0%
17,189	Barwa Real Estate Co	180,663
11,991	Doha Bank QPSC	70,577
7,007	Gulf International Services QSC *	35,407
4,865	Masraf Al Rayan QSC	53,606
1,272	Qatar Electricity & Water Co QSC	63,166
13,840	Qatar Gas Transport Co Ltd	68,862
5,364	Qatar Insurance Co SAQ	52,890
3,257	Qatar International Islamic Bank QSC	56,926
1,532	Qatar Islamic Bank SAQ	63,918
12,331	Qatar National Bank QPSC	676,537
3,200	Qatar National Cement Co QSC	50,305
1,678	Qatar Navigation QSC	31,783

	Total Qatar	1,404,640

	Russia — 1.1%
197,100	Aeroflot PJSC	336,101
484,500	Alrosa PJSC	720,284
30,890	Gazprom Neft PJSC	167,452
2,694,104	Gazprom PJSC Sponsored ADR	12,856,135
18,080	Globaltrans Investment Plc Sponsored GDR (Registered)	169,717

Shares	Description	Value ($)
	Russia — continued
4,528,000	Inter RAO UES PJSC	276,476
150,076	LUKOIL PJSC Sponsored ADR	11,074,841
14,840	M.Video PJSC *	92,607
2,387	Magnit PJSC	124,807
9,256	Magnit PJSC Sponsored GDR (Registered)	118,734
143,400	Magnitogorsk Iron & Steel OJSC	100,172
4,588	Magnitogorsk Iron & Steel Works PJSC Sponsored GDR (Registered)	41,195
67,866	MMC Norilsk Nickel PJSC ADR	1,283,821
113,800	Mobile TeleSystems PJSC Sponsored ADR	843,258
365,870	Moscow Exchange MICEX-RTS PJSC *	488,809
4,660	Novatek PJSC	78,448
8,843	Novatek PJSC Sponsered GDR (Registered)	1,508,911
70,760	Novolipetsk Steel PJSC	167,555
25,269	Novolipetsk Steel PJSC GDR	598,323
3,740	PhosAgro PJSC GDR (Registered)	50,043
16,000	QIWI Plc Sponsored ADR *	240,640
13,680	Raspadskaya OJSC *	25,554
349,700	Rostelecom PJSC	371,956
1,611	Rostelecom PJSC Sponsored ADR	10,384
6,829,000	RusHydro PJSC	51,431
5,210	Safmar Financial Investment	45,415
45,720	Sberbank of Russia PJSC	132,260
158,306	Sberbank of Russia Sponsored ADR	1,888,068
4,150	Severstal PJSC	62,134
23,869	Severstal PJSC GDR (Registered)	351,094
121,700	Surgutneftegas PJSC	49,686
8,454	Surgutneftegas PJSC Sponsored ADR	33,685
37,760	Tatneft PJSC	400,361
14,362	Tatneft PJSC Sponsored ADR	909,399
6,125	TCS Group Holding Plc GDR (Registered)	106,218

	Total Russia	35,775,974

	Singapore — 0.1%
13,900	China Aviation Oil Singapore Corp Ltd	12,598
67,700	Frasers Centrepoint Trust (REIT)	106,678
87,800	Japfa Ltd	46,008
169,000	Mapletree North Asia Commercial Trust (REIT)	139,414
29,000	Parkway Life Real Estate Investment Trust	57,544
54,600	UMS Holdings Ltd	24,907
5,700	United Overseas Bank Ltd	104,660
183,400	Venture Corp Ltd	2,008,108
826,600	Yangzijiang Shipbuilding Holdings Ltd	752,808
416,600	Yanlord Land Group Ltd	393,200

	Total Singapore	3,645,925

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Shares	Description	Value ($)
	South Africa — 1.6%
840,006	Absa Group Ltd	9,336,127
15,674	Alviva Holdings Ltd	20,097
3,452	Anglo American Platinum Ltd	111,047
106,467	Astral Foods Ltd	1,345,440
36,382	AVI Ltd	262,112
92,703	Barloworld Ltd	769,299
12,577	BID Corp Ltd	233,186
3,730	Bidvest Group Ltd (The)	55,188
1,616,217	Blue Label Telecoms Ltd *	613,917
3,816	Capitec Bank Holdings Ltd	302,585
21,133	Clicks Group Ltd	286,290
15,986	Coronation Fund Managers Ltd	51,515
81,255	Delta Property Fund Ltd (REIT)	26,968
13,581	Dis-Chem Pharmacies Ltd	31,689
6,211	Discovery Ltd	68,862
70,955	Emira Property Fund Ltd (REIT)	76,098
18,222	Exxaro Resources Ltd	170,858
57,933	FirstRand Ltd	278,687
7,367	Foschini Group Ltd (The)	92,946
192,201	Growthpoint Properties Ltd (REIT)	327,725
16,820	Hyprop Investments Ltd (REIT)	108,255
11,552	Imperial Holdings Ltd	52,842
14,273	Invicta Holdings Ltd	36,022
2,976	JSE Ltd	35,528
109,251	Kumba Iron Ore Ltd	1,955,005
55,142	Lewis Group Ltd	115,051
347,197	Liberty Holdings Ltd	2,679,280
6,434	Massmart Holdings Ltd	48,878
1,434,339	Merafe Resources Ltd	152,485
50,505	Metair Investments Ltd	68,938
62,576	MMI Holdings Ltd *	78,310
117,464	Mondi Ltd	2,582,971
11,552	Motus Holdings Ltd *	72,519
148,525	Mr Price Group Ltd	2,581,365
36,439	MTN Group Ltd	229,374
373,979	Murray & Roberts Holdings Ltd	415,724
486,467	Nedbank Group Ltd	9,310,712
346,663	Netcare Ltd	643,029
12,635	Old Mutual Ltd	21,088
23,293	Pepkor Holdings Ltd *	35,666
5,321	Pioneer Foods Group Ltd	32,635
128,729	Raubex Group Ltd	192,578
36,583	Rebosis Property Fund Ltd (REIT)	7,927
73,161	Redefine Properties Ltd (REIT)	50,590
4,281	Reinet Investments SCA	62,482
6,583	Resilient Ltd (REIT)	28,496
286,550	Reunert Ltd	1,519,659
80,166	RMB Holdings Ltd	451,763
48,848	Sanlam Ltd	271,492
1,864	Santam Ltd	42,913
2,761	Sasol Ltd	81,185
6,183	SPAR Group Ltd (The)	87,312

Shares	Description	Value ($)
	South Africa — continued
810,678	Standard Bank Group Ltd	10,241,568
323,842	Telkom SA SOC Ltd	1,325,660
100,244	Truworths International Ltd	636,217
1,332	Vodacom Group Ltd	12,066
74,414	Wilson Bayly Holmes-Ovcon Ltd	782,414

	Total South Africa	51,510,635

	South Korea — 2.0%
47,531	BNK Financial Group Inc	326,044
6,956	Cheil Worldwide Inc	145,776
6,029	Chong Kun Dang Pharmaceutical Corp	552,965
11,089	Daou Data Corp	94,121
7,120	Daou Technology Inc	128,170
8,807	DB Insurance Co Ltd	531,879
11,366	DGB Financial Group Inc	89,440
2,820	Dongsuh Cos Inc	44,906
21,573	Dongwha Pharm Co Ltd	176,117
24,043	Dongwon Development Co Ltd	86,856
4,997	Doosan Heavy Industries & Construction Co Ltd *	50,819
5,186	F&F Co Ltd	215,769
1,225	Fila Korea Ltd	55,655
7,087	Green Cross Holdings Corp	153,115
2,732	GS Home Shopping Inc	476,886
70,693	Hana Financial Group Inc	2,376,765
4,346	Hankook Tire Co Ltd	166,065
11,275	Hankook Tire Worldwide Co Ltd	169,952
1,015	Hanssem Co Ltd	53,061
5,276	Huons Co Ltd	344,054
3,165	Hyundai Home Shopping Network Corp	282,168
10,462	Hyundai Hy Communications & Network Co Ltd	40,985
4,794	Hyundai Marine & Fire Insurance Co Ltd	171,217
2,077	Hyundai Mobis Co Ltd	334,691
4,067	Il Dong Pharmaceutical Co Ltd	80,588
589,811	Industrial Bank of Korea	7,813,047
76,573	JB Financial Group Co Ltd	390,273
13,365	Kangwon Land Inc	384,797
64,126	KB Financial Group Inc	2,702,838
1,920	KEPCO Plant Service & Engineering Co Ltd	52,841
177,040	Kia Motors Corp	4,819,988
15,538	Korea Asset In Trust Co Ltd	64,681
5,424	Korea United Pharm Inc	115,771
249	Korea Zinc Co Ltd	94,636
16,802	Korean Reinsurance Co	133,758
7,637	KT Hitel Co Ltd *	33,425
6,301	KT Skylife Co Ltd	64,388
7,522	KT&G Corp	697,945
25,588	Kwang Dong Pharmaceutical Co Ltd	157,052
4,218	Kyobo Securities Co Ltd	35,340
45,915	LF Corp	990,057

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Shares	Description	Value ($)
	South Korea — continued
46,761	LG Corp	3,017,179
113,431	LG Electronics Inc	7,363,069
32,821	LOTTE Himart Co Ltd	1,536,189
1,509	LS Corp	71,437
6,289	Meritz Financial Group Inc	64,345
1,145	S&T Motiv Co Ltd	27,159
28,512	Samjin Pharmaceutical Co Ltd	1,105,406
354	Samsung SDS Co Ltd	62,146
6,821	Seoyon E-Hwa Co Ltd	24,384
29,836	Shinhan Financial Group Co Ltd	1,100,824
818	Sindoh Co Ltd	35,187
9,884	SK Holdings Co Ltd	2,488,988
239,041	SK Hynix Inc	14,930,531
241,000	SK Telecom Co Ltd Sponsored ADR	6,837,170
16,122	SL Corp	233,813
862	Unid Co Ltd	34,594
171,766	Woori Bank *	2,405,729

	Total South Korea	67,037,051

	Spain — 0.3%
20,018	Aena SME SA (a)	3,184,647
5,912	Almirall SA	101,110
7,235	Ebro Foods SA	147,806
50,217	Ence Energia y Celulosa SA	317,767
16,995	Endesa SA	379,696
122,738	Iberdrola SA	918,182
349,503	International Consolidated Airlines Group SA	2,802,160
18,130	Repsol SA	312,313
141,805	Unicaja Banco SA	171,365
981	Viscofan SA	56,171

	Total Spain	8,391,217

	Sweden — 0.9%
24,547	Acando AB	82,562
13,790	Alfa Laval AB	297,504
11,765	Bufab AB	118,466
7,992	Castellum AB	140,150
19,486	Electrolux AB – Series B	443,505
8,521	Granges AB	86,550
6,557	Hemfosa Fastigheter AB	51,882
15,811	Hexpol AB	139,763
8,412	KappAhl AB	22,179
32,522	Klovern AB – B Shares	37,391
4,438	KNOW IT AB	83,769
2,384	Loomis AB – Class B	80,356
37,752	Nobina AB	242,444
2,270	Nolato AB – B Shares	98,759
38,724	Nordea Bank Abp	343,915
6,557	Nyfosa AB *	30,683
11,911	Oriflame Holding AG	300,533
17,218	Peab AB	139,931

Shares	Description	Value ($)
	Sweden — continued
28,394	Resurs Holding AB	183,409
458,936	Sandvik AB	6,815,700
10,392	SKF AB – B Shares	164,444
36,348	SSAB AB – Series A	130,452
777,749	Svenska Cellulosa AB – Class B	6,269,860
67,815	Swedbank AB – A Shares	1,577,617
46,163	Swedish Match AB (a)	1,804,169
5,157	Tethys Oil AB	45,722
10,437	Volvo AB – A Shares	144,971
698,345	Volvo AB – B Shares	9,744,270
2,445	Wihlborgs Fastigheter AB	27,927

	Total Sweden	29,648,883

	Switzerland — 1.1%
3,840	ALSO Holding AG (Registered) *	429,928
11	Autoneum Holding AG	2,159
235	Bell Food Group AG (Registered)	74,637
10,725	BKW AG	730,081
4,729	Bobst Group SA (Registered)	353,224
1,929	Bucher Industries AG (Registered)	526,901
467	Coltene Holding AG (Registered)	39,192
1,228	Galenica AG *	57,156
55,875	GAM Holding AG *	294,468
3,454	Georg Fischer AG (Registered)	2,696,333
30	Gurit Holding AG	29,623
851	Inficon Holding AG (Registered) *	403,030
3,686	Kardex AG (Registered) *	438,842
704	Landis+Gyr Group AG *	43,850
42	LEM Holding SA (Registered)	44,296
2,800	Luxoft Holding Inc *	92,456
38,379	Nestle SA (Registered)	3,274,228
89,116	Novartis AG (Registered)	8,136,418
2,393	Orior AG	198,695
7,089	Roche Holding AG	1,827,348
40,279	Roche Holding AG – Genusschein	10,455,781
40,242	Sika AG (Registered) (a)	4,993,661
1,414	Swissquote Group Holding SA (Registered)	67,658
1,604	Zehnder Group AG – Class RG	59,164
2,066	Zurich Insurance Group AG	649,397

	Total Switzerland	35,918,526

	Taiwan — 2.6%
298,000	AcBel Polytech Inc	182,473
32,000	Actron Technology Corp	98,664
37,000	Advantech Co Ltd	281,494
77,000	Ardentec Corp	74,146
251,000	Asia Vital Components Co Ltd	190,834
539,029	Asustek Computer Inc	3,827,792
13,000	Aten International Co Ltd	34,841
8,400	Aurora Corp	26,180
125,000	Catcher Technology Co Ltd	1,081,020

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Shares	Description	Value ($)
	Taiwan — continued
288,000	Cathay Financial Holding Co Ltd	455,753
215,560	Chailease Holding Co Ltd	677,096
9,150	Chicony Electronics Co Ltd	17,953
110,000	Chin-Poon Industrial Co Ltd	138,192
488,000	China Development Financial Holding Corp	159,165
150,000	China Life Insurance Co Ltd	142,654
306,000	China Motor Corp	229,395
7,000	Chlitina Holding Ltd	55,468
14,000	Chong Hong Construction Co Ltd	36,038
205,000	Chunghwa Telecom Co Ltd	713,761
600	Chunghwa Telecom Co Ltd Sponsored ADR	20,838
7,000	Cleanaway Co Ltd	38,377
1,558,000	Coretronic Corp	2,035,776
1,248,000	CTBC Financial Holding Co Ltd	831,385
60,000	CTCI Corp	88,733
96,000	Cyberlink Corp	213,657
58,000	Dynapack International Technology Corp	79,843
47,700	Elan Microelectronics Corp	110,007
15,000	Elite Material Co Ltd	35,714
206,000	Elitegroup Computer Systems Co Ltd *	88,010
172,000	Far Eastern Department Stores Ltd	89,564
258,000	Far Eastern New Century Corp	239,185
41,000	Far EasTone Telecommunications Co Ltd	96,649
97,000	Farglory Land Development Co Ltd	113,502
60,000	Feng TAY Enterprise Co Ltd	383,227
20,000	FLEXium Interconnect Inc	52,697
56,000	Formosa Advanced Technologies Co Ltd	59,297
723,000	Formosa Chemicals & Fibre Corp	2,511,361
93,000	Formosa Petrochemical Corp	338,042
425,000	Formosa Plastics Corp	1,384,904
168,000	Formosa Taffeta Co Ltd	183,660
84,600	Formosan Rubber Group Inc	42,088
301,000	Foxconn Technology Co Ltd	610,231
4,748,000	Fubon Financial Holding Co Ltd	7,546,180
17,000	General Interface Solution Holding Ltd	56,848
1,940,000	Gigabyte Technology Co Ltd	2,463,923
45,000	Globalwafers Co Ltd	539,639
2,815,000	Grand Pacific Petrochemical	2,052,285
1,519,400	Great Wall Enterprise Co Ltd	1,602,392
72,000	Greatek Electronics Inc	98,045
219,000	Highwealth Construction Corp	334,372
28,000	Holiday Entertainment Co Ltd	52,798
711,000	Holtek Semiconductor Inc	1,366,002
256,200	Hon Hai Precision Industry Co Ltd	601,453
36,000	HTC Corp *	53,238
59,000	Huaku Development Co Ltd	121,280
74,700	IEI Integration Corp	77,604
69,000	Innolux Corp	23,038
65,000	International Games System Co Ltd	313,794
1,813,000	Inventec Corp	1,305,424

Shares	Description	Value ($)
	Taiwan — continued
44,000	ITEQ Corp	69,942
601,000	Lite-On Semiconductor Corp	618,101
81,000	Macronix International	53,910
42,000	Makalot Industrial Co Ltd	246,321
5,000	MediaTek Inc	38,727
83,000	Mercuries Life Insurance Co Ltd *	35,400
1,898,232	Mitac Holdings Corp	1,746,546
3,847,000	Nan Ya Plastics Corp	9,308,820
34,000	Nantex Industry Co Ltd	31,882
228,000	Nanya Technology Corp	455,534
4,000	Nien Made Enterprise Co Ltd	29,430
807,000	Novatek Microelectronics Corp	3,418,949
3,000	On-Bright Electronics Inc	18,895
1,045,105	OptoTech Corp	637,562
1,309,000	Pegatron Corp	2,232,830
130,000	Phison Electronics Corp	1,063,164
4,077,000	Pou Chen Corp	4,446,493
355,000	Quanta Computer Inc	577,604
1,991,000	Radiant Opto-Electronics Corp	5,473,529
94,000	Realtek Semiconductor Corp	435,035
66,600	Ruentex Development Co Ltd	106,180
221,000	Ruentex Industries Ltd	655,437
37,000	Sercomm Corp	75,458
34,000	Sheng Yu Steel Co Ltd	21,676
80,000	Shinkong Insurance Co Ltd	92,769
25,000	Sigurd Microelectronics Corp	24,259
600	Silicon Motion Technology Corp ADR	21,522
58,800	Simplo Technology Co Ltd	358,927
9,000	Sinbon Electronics Co Ltd	23,530
31,050	Sinmag Equipment Corp	121,725
83,000	Sitronix Technology Corp	300,544
85,000	Soft-World International Corp	199,738
47,000	Standard Chemical & Pharmaceutical Co Ltd	46,914
1,214,000	Sunplus Technology Co Ltd	471,096
142,500	Syncmold Enterprise Corp	317,498
212,000	Synnex Technology International Corp	250,284
32,700	TaiDoc Technology Corp	167,722
501,000	Taiwan Semiconductor Co Ltd	930,239
229,000	Taiwan Semiconductor Manufacturing Co Ltd	1,691,232
152,142	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR (b)	5,719,018
14,000	Taiwan Styrene Monomer	10,999
388,000	Taiwan Surface Mounting Technology Corp	459,959
97,000	Teco Electric and Machinery Co Ltd	54,009
16,000	Test Research Inc	24,724
41,000	Tong Hsing Electronic Industries Ltd	152,101
196,843	TOPBI International Holdings Ltd	561,200
145,485	Topco Scientific Co Ltd	335,565
24,000	Transcend Information Inc	53,261
81,000	Tripod Technology Corp	219,895

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Shares	Description	Value ($)
	Taiwan — continued
22,000	TXC Corp	24,880
879,000	Uni-President Enterprises Corp	2,067,927
162,000	United Integrated Services Co Ltd (c)	337,609
29,000	Wah Lee Industrial Corp	47,612
610,000	Walsin Lihwa Corp	367,941
100,000	Waterland Financial Holdings Co Ltd	32,676
76,000	Win Semiconductors Corp	315,093
28,855	Wistron NeWeb Corp	72,398
67,160	WPG Holdings Ltd	81,998
40,000	YC INOX Co Ltd	32,141
66,000	Youngtek Electronics Corp	87,780
2,940,000	Yuanta Financial Holding Co Ltd	1,503,648
10,000	Yulon Finance Corp.	29,797
102,000	Yungtay Engineering Co Ltd	194,499
6,000	Zeng Hsing Industrial Co Ltd	27,716

	Total Taiwan	86,307,851

	Thailand — 0.7%
86,900	Advanced Info Service Pcl	473,158
87,200	Bangkok Dusit Medical Services Pcl NVDR	71,058
99,500	Central Pattana Pcl NVDR	229,655
595,200	Com7 Pcl NVDR	345,346
31,300	Glow Energy Pcl NVDR	82,861
1,715,200	Home Product Center Pcl NVDR	793,889
1,784,200	Indorama Ventures Pcl NVDR	2,941,642
86,200	MC Group Pcl NVDR	30,465
91,300	Mega Lifesciences Pcl (Foreign Registered)	90,615
386,000	Mega Lifesciences Pcl NVDR	383,105
147,500	Pruksa Holding Pcl NVDR	83,518
1,673,400	PTT Global Chemical Pcl NVDR	4,013,026
1,675,000	PTT Pcl (Foreign Registered)	2,518,860
2,313,500	PTT Pcl NVDR	3,479,099
1,569,600	Quality Houses Pcl	141,541
68,500	Siam Cement Pcl (The) (Foreign Registered)	922,119
433,200	Siamgas & Petrochemicals Pcl NVDR	116,949
77,600	Somboon Advance Technology Pcl NVDR	41,595
802,200	Star Petroleum Refining Pcl NVDR	293,793
74,250	Supalai Pcl (Foreign Registered)	45,907
140,000	Supalai Pcl NVDR	86,559
5,078,400	Thai Beverage Pcl	2,332,918
105,700	Thai Oil Pcl NVDR	245,329
835,700	Thanachart Capital Pcl (Foreign Registered)	1,353,129
392,400	Thanachart Capital Pcl NVDR	636,608
62,600	Tipco Asphalt Pcl NVDR	30,332
223,500	TTW Pcl NVDR	82,903

	Total Thailand	21,865,979

	Turkey — 0.6%
452,260	Akbank Turk AS	665,618
19,588	Aksa Akrilik Kimya Sanayii AS	31,222

Shares	Description	Value ($)
	Turkey — continued
112,180	Albaraka Turk Katilim Bankas AS	27,126
79,723	Anadolu Cam Sanayii AS	42,857
139,717	Aselsan Elektronik Sanayi Ve Ticaret AS	715,694
54,122	BIM Birlesik Magazalar AS	877,255
9,923	Coca-Cola Icecek AS	55,610
358,460	Dogan Sirketler Grubu Holding AS *	79,152
125,123	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	72,544
171,183	Emlak Konut Gayrimenkul Yatirim Ortakligi AS (REIT)	53,187
121,395	Enerjisa Enerji AS	115,976
135,485	Enka Insaat ve Sanayi AS	121,895
743,753	Eregli Demir ve Celik Fabrikalari TAS	1,083,534
55,484	Ford Otomotiv Sanayi AS	575,888
161,854	Haci Omer Sabanci Holding AS	255,697
263,718	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS *	307,871
1,505,487	KOC Holding AS	4,430,655
22,679	Kordsa Teknik Tekstil AS	44,092
10,524	Mavi Giyim Sanayi Ve Ticaret AS – Class B	76,018
5,302	Otokar Otomotiv Ve Savunma Sanayi AS	86,790
150,425	Petkim Petrokimya Holding AS	153,081
112,494	Selcuk Ecza Deposu Ticaret ve Sanayi AS	62,829
498,954	Soda Sanayii AS	684,705
100,957	TAV Havalimanlari Holding AS	453,977
63,592	Tekfen Holding AS	244,480
15,441	Tofas Turk Otomobil Fabrikasi AS	57,452
158,430	Trakya Cam Sanayii AS	94,781
31,038	Tupras Turkiye Petrol Rafineriler AS	743,410
120,800	Turkcell Iletisim Hizmetleri AS	294,275
620,215	Turkiye Garanti Bankasi AS	982,713
144,933	Turkiye Halk Bankasi AS	200,416
5,943,110	Turkiye Is Bankasi – Class C	4,860,687
446,267	Turkiye Sinai Kalkinma Bankasi AS	67,641
726,113	Turkiye Vakiflar Bankasi TAO – Class D	558,441
19,085	Ulker Biskuvi Sanayi AS *	57,101
1,673,973	Yapi ve Kredi Bankasi AS *	555,423

	Total Turkey	19,790,093

	United Arab Emirates — 0.0%
32,088	Abu Dhabi Commercial Bank PJSC	68,606
198,902	Air Arabia PJSC	55,222
83,756	Al Waha Capital PJSC	38,481
325,089	DAMAC Properties Dubai Co PJSC	165,425
385,199	Dana Gas PJSC	97,025
2,487	DP World Ltd	40,728
176,216	Dubai Investments PJSC	64,885
47,525	Dubai Islamic Bank PJSC	67,887
32,329	Emaar Development PJSC	43,567
105,729	Emaar Malls PJSC	51,867

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Shares	Description	Value ($)
	United Arab Emirates — continued
187,648	Emaar Properties PJSC	230,881
35,656	Emirates Telecommunications Group Co PJSC	161,540
7,741	First Abu Dhabi Bank PJSC	28,700
518,450	RAK Properties PJSC	72,109

	Total United Arab Emirates	1,186,923

	United Kingdom — 2.9%
606,711	3i Group Plc	6,481,027
15,949	Ashmore Group Plc	75,756
45,713	Ashtead Group Plc	1,030,738
92,666	AstraZeneca Plc	7,215,821
4,965	AVEVA Group Plc	162,664
86,163	Aviva Plc	447,910
32,731	BAE Systems Plc	205,759
83,455	Barratt Developments Plc	493,446
46,806	Bellway Plc	1,519,134
110,021	Berkeley Group Holdings Plc (The)	4,534,482
39,702	Bovis Homes Group Plc	436,014
411,350	BP Plc	2,735,683
2,400	BP Plc Sponsored ADR	96,840
223,366	British American Tobacco Plc	7,820,451
4,300	British American Tobacco Plc Sponsored ADR	149,941
14,964	Britvic Plc	163,525
34,004	BT Group Plc	113,791
10,795	Central Asia Metals Plc	29,321
13,892	Close Brothers Group Plc	267,210
17,232	CMC Markets Plc	24,726
118,289	Coca-Cola HBC AG *	3,538,295
63,788	Compass Group Plc	1,367,935
51,171	Computacenter Plc	701,326
3,662	Costain Group Plc	17,390
2,280	Cranswick Plc	82,763
17,831	Dart Group Plc	190,428
1,523	Derwent London Plc (REIT)	55,563
2,300	Diageo Plc Sponsored ADR (b)	332,005
26,906	Direct Line Insurance Group Plc	112,735
9,008	Drax Group Plc	45,079
57,274	EI Group Plc *	134,760
255,932	Electrocomponents Plc	1,682,243
10,583	Evraz Plc	61,674
452,802	Ferrexpo Plc	1,017,825
6,987	Fevertree Drinks Plc	213,938
113,770	Firstgroup Plc *	130,128
47,720	Galliford Try Plc	438,420
1,267	Games Workshop Group Plc	49,099
185,435	GlaxoSmithKline Plc	3,844,054
179,800	GlaxoSmithKline Plc Sponsored ADR	7,528,226
1,859	Go–Ahead Group Plc	40,889
16,508	Grainger Plc	53,409
981	Hikma Pharmaceuticals Plc	22,378

Shares	Description	Value ($)
	United Kingdom — continued
21,400	HSBC Holdings Plc Sponsored ADR	910,356
15,342	Hunting Plc	111,189
246,713	IG Group Holdings Plc	1,864,243
26,072	Imperial Brands Plc	803,647
72,047	Inchcape Plc	534,872
315,201	Indivior Plc *	411,158
11,084	Intermediate Capital Group Plc	143,976
33,162	J Sainsbury Plc	129,225
70,578	JD Sports Fashion Plc	357,008
19,655	John Laing Group Plc	82,226
16,565	Land Securities Group Plc (REIT)	172,245
928,537	Legal & General Group Plc	2,907,898
2,830,072	Lloyds Banking Group Plc	2,003,097
21,385	Lookers Plc	24,672
17,811	Mondi Plc	390,024
10,316	Morgan Advanced Materials Plc	36,170
9,205	Morgan Sindall Group Plc	144,217
21,220	Next Plc	1,324,976
61,500	Nomad Foods Ltd *	1,243,530
1,467	Northgate Plc	7,233
23,094	Numis Corp Plc	80,672
16,134	Pagegroup Plc	102,664
97,805	Pearson Plc	1,204,331
399,862	Persimmon Plc	9,718,922
114,441	Plus500 Ltd	2,218,016
5,228	Polypipe Group Plc	22,851
301,151	QinetiQ Group Plc	1,143,949
44,209	Reckitt Benckiser Group Plc	3,680,031
36,908	Redrow Plc	220,955
5,550	Rotork Plc	18,592
23,436	Royal Dutch Shell Plc – Class A	708,886
11,200	Royal Dutch Shell Plc – Class A Sponsored ADR	676,480
12,100	Royal Dutch Shell Plc – Class B Sponsored ADR (b)	750,563
56,633	Royal Mail Plc	231,696
43,911	RPS Group Plc	86,970
6,068	Safestore Holdings Plc (REIT)	40,867
32,609	Segro Plc (REIT)	251,588
26,855	Softcat Plc	206,497
14,277	Spectris Plc	437,143
13,760	SSP Group Plc	110,152
44,119	Stock Spirits Group Plc	107,550
84,322	Tate & Lyle Plc	772,864
5,947	Telford Homes Plc	23,455
9,663	TUI AG	138,039
64,189	Unilever Plc	3,478,673
47,908	Vesuvius Plc	323,276
110,621	William Hill Plc	228,843

	Total United Kingdom	96,251,288

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Shares	Description	Value ($)
	United States — 4.2%
29,949	3M Co.	6,226,996
37,174	Abbott Laboratories (b)	2,752,735
31,882	Accenture Plc – Class A	5,245,227
10,725	Alphabet, Inc. – Class C *	11,737,762
44,094	American Express Co. (b)	4,950,433
13,504	Amphenol Corp. – Class A (b)	1,187,542
13,327	Anthem, Inc. (b)	3,865,763
52,175	Apple, Inc.	9,317,411
7,034	Becton Dickinson and Co.	1,777,844
300	Booking Holdings, Inc.*	567,564
84,099	Cisco Systems, Inc. (b)	4,025,819
62,675	Coca-Cola Co. (The) (b)	3,158,820
53,706	Cognizant Technology Solutions Corp. – Class A	3,825,478
24,167	Costco Wholesale Corp. (b)	5,589,344
16,242	Facebook, Inc. – Class A *	2,283,788
13,110	Honeywell International, Inc.	1,923,893
42,126	Johnson & Johnson	6,188,309
6,222	Mastercard, Inc. – Class A (b)	1,251,058
59,211	Medtronic Plc (b)	5,774,849
54,939	Merck & Co., Inc. (a)	4,358,860
83,799	Microsoft Corp.	9,292,471
153,811	Oracle Corp.	7,499,824
7,137	PepsiCo, Inc.	870,286
24,836	Philip Morris International, Inc.	2,149,059
22,994	QUALCOMM, Inc. (b)	1,339,630
41,919	Texas Instruments, Inc. (b)	4,185,612
73,548	TJX Cos., Inc. (The)	3,592,820
22,704	UnitedHealth Group, Inc. (b)	6,387,997
29,569	United Technologies Corp.	3,602,687
96,729	US Bancorp (b)	5,267,861
8,500	Visa, Inc. – Class A	1,204,535
100,939	Wells Fargo & Co.	5,478,969

	Total United States	136,881,246

	TOTAL COMMON STOCKS (COST $1,424,222,519)	1,359,655,890

	PREFERRED STOCKS (d) — 0.8%

	Brazil — 0.3%
159,100	Banco do Estado do Rio Grande do Sul SA – Class B	898,114
610,200	Braskem SA – Class A	8,553,368

	Total Brazil	9,451,482

	Colombia — 0.0%
2,927	Banco Davivienda SA	29,433
4,400	Bancolombia SA Sponsored ADR	176,044
89,458	Grupo Aval Acciones y Valores SA	28,630

	Total Colombia	234,107

Shares	Description	Value ($)
	Germany — 0.1%
9,487	Bayerische Motoren Werke AG	691,843
1,885	Draegerwerk AG & Co KGaA	103,034
6,368	Henkel AG & Co KGaA	738,075
2,886	Sixt SE	196,927
8,093	Volkswagen AG	1,373,600

	Total Germany	3,103,479

	Russia — 0.1%
5,133	Bashneft PJSC	141,340
1,204,100	Sberbank of Russia PJSC	3,034,957
499,500	Surgutneftegas PJSC	281,675
92	Transneft PJSC	240,796

	Total Russia	3,698,768

	South Korea — 0.3%
38,442	LG Electronics Inc	1,018,874
316,358	Samsung Electronics Co Ltd	9,568,045
1,079	Samsung Electronics Co Ltd GDR	810,064

	Total South Korea	11,396,983

	Sweden — 0.0%
2,540	Akelius Residential Property AB	92,685

	Taiwan — 0.0%
14,463	CTBC Financial Holding Co Ltd	29,494

	TOTAL PREFERRED STOCKS (COST $28,370,981)	28,006,998

	RIGHTS/WARRANTS — 0.0%

	Australia — 0.0%
14,943	Cromwell Property Group, Expires 12/13/18 *	—

	Brazil — 0.0%
39,608	Oi SA ADR Expires 01/03/19 *	1,946

	TOTAL RIGHTS/WARRANTS (COST $5,868)	1,946

	INVESTMENT FUNDS — 0.0%

	United States — 0.0%
3,998	iShares Core MSCI Emerging Markets ETF	197,781
10,762	iShares MSCI Emerging Markets ETF	442,103

	Total United States	639,884

	TOTAL INVESTMENT FUNDS (COST $638,010)	639,884

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Par Value†	Description	Value ($)
	DEBT OBLIGATIONS — 20.7%

	United States — 20.7%
	Asset-Backed Securities — 3.7%
3,691,920	AccessLex Institute, Series 07-1, Class A4, Variable Rate, 3 mo. LIBOR + 0.06%, 2.55%, due 01/25/23	3,628,779
258,163	AMMC CLO 21 Ltd., Series 17-21A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.85%, 3.41%, due 11/02/30	258,419
1,193,500	AMMC CLO XI Ltd., Series 12-11A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.17%, due 04/30/31	1,193,316
944,059	AMMC CLO XII Ltd., Series 13-12A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.27%, due 11/10/30	944,049
377,624	AMMC CLO XIII Ltd., Series 13-13A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.95%, 3.44%, due 07/24/29	378,373
604,263	AMMC CLO XIV Ltd., Series 14-14A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.95%, 3.44%, due 07/25/29	605,234
127,179	Anchorage Capital CLO Ltd., Series 15-6A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.90%, 3.34%, due 07/15/30	127,304
836,990	Apidos CLO XII, Series 13-12A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.04%, due 04/15/31	835,835
379,750	Apidos CLO XV, Series 13-15A, Class XRR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.07%, due 04/20/31	379,744
819,320	Apidos CLO XVI, Series 13-16A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 0.98%, 3.43%, due 01/19/25	818,908
325,500	Ares XXXIIR CLO Ltd., Series 14-32RA, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.00%, due 05/15/30	325,497
404,799	Atlas Senior Loan Fund III Ltd., Series 13-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.24%, due 11/17/27	404,796
325,500	Atlas Senior Loan Fund XI Ltd., Series 18-11A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 3.09%, due 07/26/31	325,478
243,926	Avery Point III CLO Ltd., Series 13-3A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 1.12%, 3.56%, due 01/18/25	243,961
451,625	Avery Point IV CLO Ltd., Series 14-1A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 1.10%, 3.59%, due 04/25/26	451,686
4,727,123	B&M CLO Ltd., Series 14-1A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 0.73%, 3.17%, due 04/16/26	4,707,255
802,782	Babson CLO Ltd., Series 14-IA, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.15%, 3.62%, due 07/20/25	802,942

Par Value†	Description	Value ($)
	United States — continued
	Asset-Backed Securities — continued
206,530	Bain Capital Credit CLO, Series 17-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 3.27%, due 07/20/30	206,528
347,200	Barings CLO Ltd., Series 18-2A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.04%, due 04/15/30	347,195
596,042	Bayview Commercial Mortgage Pass-Through Trust, Series 06-SP1, Class M3, 144A, Variable Rate, 1 mo. LIBOR + 0.57%, 3.17%, due 04/25/36	594,206
201,367	Benefit Street Partners CLO III Ltd., Series 13-IIIA, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.85%, 3.32%, due 07/20/29	201,466
116,250	Black Diamond CLO Ltd., Series 17-IA, Class X, 144A, Variable Rate, 3 mo. LIBOR + 1.00%, 3.49%, due 04/24/29	116,387
488,250	BlueMountain CLO Ltd., Series 15-4A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.55%, 3.02%, due 04/20/30	488,243
325,500	BlueMountain CLO Ltd., Series 15-3A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.07%, due 04/20/31	325,495
342,345	Brookside Mill CLO Ltd., Series 13-1A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.05%, due 01/17/28	342,340
514,057	Canyon Capital CLO Ltd., Series 16-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.70%, 3.14%, due 07/15/31	514,049
986,364	Carlyle Global Market Strategies CLO Ltd., Series 14-2RA, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.70%, 3.32%, due 05/15/31	986,354
330,448	Catamaran CLO Ltd., Series 14-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.07%, due 04/22/30	330,382
939,711	CBAM Ltd., Series 17-3A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.70%, 3.15%, due 10/17/29	940,195
1,548,975	CBAM Ltd., Series 17-4A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.04%, due 01/15/31	1,548,952
813,750	Cent CLO, Series C17A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.17%, due 04/30/31	813,784
619,590	CIFC Funding II Ltd., Series 13-2A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.09%, due 10/18/30	619,518
260,400	CIFC Funding III Ltd., Series 17-3A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 3.27%, due 07/20/30	260,498
795,684	CIFC Funding IV Ltd., Series 17-4A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 3.24%, due 10/24/30	795,879
2,729,173	Crest G-Star LP, Series 01-1A, Class D, 144A, 9.00%, due 11/28/35	403,918
640,828	Crown Point CLO Ltd., Series 18-4A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.07%, due 04/20/31	640,819

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Par Value†	Description	Value ($)
	United States — continued
	Asset-Backed Securities — continued
249,305	CVP Cascade CLO-1 Ltd., Series 13-CLO1, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.15%, 3.59%, due 01/16/26	249,333
320,042	DBUBS Mortgage Trust, Series 11-LC1A, Class A3, 144A, 5.00%, due 11/10/46	327,750
608,660	Dryden 30 Senior Loan Fund, Series 13-30A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.21%, due 11/15/28	608,654
856,000	Elevation CLO Ltd, Series 16-5A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 3.26%, due 10/25/31	855,914
309,795	Elevation CLO Ltd., Series 14-2A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.09%, due 10/15/29	309,790
237,510	Galaxy XV CLO Ltd., Series 13-15A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.09%, due 10/15/30	238,049
972,883	Galaxy XX CLO Ltd., Series 15-20A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.07%, due 04/20/31	972,626
524,055	Galaxy XXVII CLO Ltd., Series 18-27A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.23%, due 05/16/31	523,994
4,661,556	GCO Education Loan Funding Master Trust-II, Series 07-1A, Class A6L, 144A, Variable Rate, 3 mo. LIBOR + 0.11%, 2.80%, due 11/25/26	4,635,142
247,954	GCO Education Loan Funding Trust, Series 06-1, Class A9L, Variable Rate, 3 mo. LIBOR + 0.16%, 2.85%, due 05/25/26	247,094
790,792	Goldentree Loan Management US CLO 2 Ltd., Series 17-2A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.07%, due 11/28/30	790,666
475,562	Goldentree Loan Opportunities XI Ltd., Series 15-11A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.04%, due 01/18/31	475,495
505,998	Greywolf CLO V Ltd., Series 15-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.14%, due 01/27/31	505,910
2,408,026	GS Mortgage Securities Trust, Series 11-GC3, Class A4, 144A, 4.75%, due 03/10/44	2,465,454
200,267	Halcyon Loan Advisors Funding Ltd., Series 13-1A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 1.15%, 3.59%, due 04/15/25	200,289
133,266	Halcyon Loan Advisors Funding Ltd., Series 13-1X, Class A1, Variable Rate, 3 mo. LIBOR + 1.15%, 3.59%, due 04/15/25	133,280
1,699,864	Halcyon Loan Advisors Funding Ltd., Series 14-1A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.13%, 3.57%, due 04/18/26	1,700,014

Par Value†	Description	Value ($)
	United States — continued
	Asset-Backed Securities — continued
463,837	Highbridge Loan Management Ltd., Series 6A-2015, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.23%, due 02/05/31	463,831
154,898	Highbridge Loan Management Ltd., Series 3A-2014, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 3.24%, due 07/18/29	154,954
206,530	Highbridge Loan Management Ltd., Series 13-2A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.12%, due 10/20/29	206,580
1,377,933	Higher Education Funding I, Series 05-1, Class A5, Variable Rate, 3 mo. LIBOR + 0.16%, 2.84%, due 02/25/32	1,376,828
644,490	ICG US CLO Ltd., Series 14-2A, Class XRR, 144A, Variable Rate, 3 mo. LIBOR + 0.55%, 2.99%, due 01/15/31	644,480
413,060	Jamestown CLO X Ltd., Series 17-10A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.90%, 3.35%, due 07/17/29	413,464
248,706	KeyCorp Student Loan Trust, Series 00-A, Class A2, Variable Rate, 3 mo. LIBOR + 0.32%, 3.01%, due 05/25/29	247,888
803,587	KeyCorp Student Loan Trust, Series 00-B, Class A2, Variable Rate, 3 mo. LIBOR + 0.31%, 2.80%, due 07/25/29	797,911
214,888	KeyCorp Student Loan Trust, Series 06-A, Class 2A4, Variable Rate, 3 mo. LIBOR + 0.31%, 2.69%, due 09/27/35	214,901
1,116,701	KeyCorp Student Loan Trust, Series 99-B, Class CTFS, Variable Rate, 3 mo. LIBOR + 0.90%, 3.59%, due 11/25/36	1,118,092
7,262	KeyCorp Student Loan Trust, Series 04-A, Class 2B, Variable Rate, 3 mo. LIBOR + 0.53%, 3.04%, due 01/27/42	7,265
541,144	Kingsland VIII Ltd., Series 18-8A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.70%, 3.17%, due 04/20/31	541,135
244,575	KKR CLO Ltd., Series 9, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.95%, 3.39%, due 07/15/30	244,800
567,910	LCM XVIII LP, Series 18A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.07%, due 04/20/31	567,901
396,212	LCM XXV Ltd., Series 25,A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.95%, 3.42%, due 07/20/30	396,919
267,661	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 05-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR + 0.25%, 2.53%, due 02/25/30	263,575
31,384	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 05-2A, Class 1A, 144A, Variable Rate, 1 mo. LIBOR + 0.25%, 2.56%, due 09/25/30	31,362

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Par Value†	Description	Value ($)
	United States — continued
	Asset-Backed Securities — continued
1,445,304	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 07-2A, Class 1A3, 144A, Variable Rate, 1 mo. LIBOR + 0.27%, 2.58%, due 06/25/37	1,425,169
564,200	Madison Park Funding XIII Ltd., Series 14-13A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.05%, due 04/19/30	564,147
555,839	Magnetite IX Ltd., Series 14-9A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.00%, 3.49%, due 07/25/26	555,829
1,627,500	Marathon CLO VI Ltd., Series 14-6A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.70%, 3.32%, due 05/13/28	1,627,482
1,957,223	Montana Higher Education Student Assistance Corp., Series 12-1, Class A2, Variable Rate, 1 mo. LIBOR + 1.00%, 3.30%, due 05/20/30	1,973,621
4,167,123	Montana Higher Education Student Assistance Corp., Series 05-1, Class B, Variable Rate, 3 mo. LIBOR + 0.12%, 2.46%, due 06/20/30	4,165,040
557,631	Mountain View CLO LLC, Series 17-2A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.09%, due 01/16/31	557,669
2,836,000	Mountain View CLO Ltd., Series 14-1A, Class ARR, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 3.24%, due 10/15/26	2,825,566
507,412	Mountain View CLO Ltd., Series 13-1A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 3.18%, due 10/12/30	507,402
3,891,205	National Collegiate Student Loan Trust, Series 07-2, Class A3, Variable Rate, 1 mo. LIBOR + 0.23%, 2.55%, due 03/26/29	3,854,870
1,082,704	National Collegiate Student Loan Trust, Series 07-1, Class A3, Variable Rate, 1 mo. LIBOR + 0.24%, 2.56%, due 07/25/30	1,066,160
72,791	Nationslink Funding Corp. Commercial Loan Pass Through Certificate, Series 99-LTL1, Class D, 144A, 6.45%, due 01/22/26	73,427
248,553	Navient Private Education Loan Trust, Series 14-CTA, Class A, 144A, Variable Rate, 1 mo. LIBOR + 0.70%, 3.01%, due 09/16/24	249,027
357,235	Navient Private Education Loan Trust Class A, Series 14-AA, Class A2A, 144A, 2.74%, due 02/15/29	352,568
418,798	Navient Private Education Loan Trust Class A, Series 14-AA, Class A2B, 144A, Variable Rate, 1 mo. LIBOR + 1.25%, 3.56%, due 02/15/29	423,800
1,088,228	Navient Student Loan Trust, Series 16-2A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + 1.05%, 3.37%, due 06/25/65	1,097,792

Par Value†	Description	Value ($)
	United States — continued
	Asset-Backed Securities — continued
1,159,573	Nelnet Student Loan Trust, Series 10-4A, Class A, 144A, Variable Rate, 1 mo. LIBOR + 0.80%, 3.12%, due 04/25/46	1,168,111
228,230	Neuberger Berman CLO XV, Series 13-15A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.09%, due 10/15/29	228,204
276,878	Neuberger Berman CLO XVII Ltd., Series 14-17A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 1.00%, 3.47%, due 04/22/29	277,200
436,002	Newcastle CDO V Ltd., Series 04-5A, Class 3, 144A, Variable Rate, 3 mo. LIBOR + 0.90%, 2.20%, due 12/24/39	435,654
1,707,609	Ocean Trails CLO IV, Series 13-4A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 0.90%, 3.52%, due 08/13/25	1,704,781
164,920	Octagon Investment Partners XIV Ltd., Series 12-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.88%, 3.32%, due 07/15/19	164,925
215,362	Octagon Investment Partners XV Ltd., Series 13-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 3.25%, due 07/19/30	215,399
649,027	Octagon Investment Partners XVII Ltd., Series 13-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.09%, due 01/25/31	649,018
177,026	OFSI Fund V Ltd., Series 17-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.85%, 3.29%, due 08/16/29	177,156
1,474,175	OFSI Fund VI Ltd., Series 14-6A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.09%, due 03/20/25	1,470,675
271,750	OHA Credit Partners XIV Ltd., Series 17-14A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.07%, due 01/21/30	271,711
454,366	OZLM Funding Ltd., Series 13-4A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.12%, due 10/22/30	454,312
1,302,000	OZLM VI Ltd., Series 14-6A, Class XS, 144A, Variable Rate, 3 mo. LIBOR + 0.70%, 3.15%, due 04/17/31	1,301,978
197,291	OZLM XI Ltd., Series 15-11A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 3.27%, due 10/30/30	197,328
3,302,599	Palmer Square Loan Funding Ltd., Series 18-1A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.04%, due 04/15/26	3,273,612
1,396,022	Seneca Park CLO Ltd., Series 14-1A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 1.12%, 3.57%, due 07/17/26	1,396,414
430,271	Shackleton CLO Ltd., Series 13-3A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.04%, due 07/15/30	430,264

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Par Value†	Description	Value ($)
	United States — continued
	Asset-Backed Securities — continued
391,191	Silvermore CLO Ltd., Series 14-1A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.17%, 3.79%, due 05/15/26	391,285
282,512	SLC Student Loan Trust, Series 05-3, Class A3, Variable Rate, 3 mo. LIBOR + 0.12%, 2.45%, due 06/15/29	281,610
1,024,815	SLM Private Credit Student Loan Trust, Series 04-B, Class A3, Variable Rate, 3 mo. LIBOR + 0.33%, 2.66%, due 03/15/24	1,024,414
1,071,014	SLM Private Credit Student Loan Trust, Series 07-A, Class A3, Variable Rate, 3 mo. LIBOR + 0.17%, 2.50%, due 12/15/26	1,070,868
495,655	SLM Private Education Loan Trust, Series 14-A, Class A2B, 144A, Variable Rate, 1 mo. LIBOR + 1.15%, 3.46%, due 01/15/26	497,076
27,623	SLM Private Education Loan Trust, Series 11-A, Class A2, 144A, 4.37%, due 04/17/28	27,639
1,323,700	SLM Private Education Loan Trust, Series 11-B, Class A3, 144A, Variable Rate, 1 mo. LIBOR + 2.25%, 4.56%, due 06/16/42	1,353,250
2,219,654	SLM Private Education Loan Trust, Series 11-A, Class A3, 144A, Variable Rate, 1 mo. LIBOR + 2.50%, 4.81%, due 01/15/43	2,255,411
1,723,653	SLM Private Education Loan Trust, Series 10-A, Class 2A, 144A, Variable Rate, 1 mo. LIBOR + 3.25%, 5.56%, due 05/16/44	1,750,290
780,713	SLM Private Education Loan Trust, Series 11-C, Class A2B, 144A, 4.54%, due 10/17/44	786,813
1,617,782	SLM Student Loan Trust, Series 07-3, Class A3, Variable Rate, 3 mo. LIBOR + 0.04%, 2.53%, due 04/25/19	1,614,272
4,386,832	SLM Student Loan Trust, Series 07-6, Class A4, Variable Rate, 3 mo. LIBOR + 0.38%, 2.87%, due 10/25/24	4,390,781
1,544,119	SMB Private Education Loan Trust Class A, Series 18-A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.35%, 2.66%, due 03/16/26	1,542,912
818,000	Sound Point CLO VI-R Ltd, Series 14-2RA, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.70%, 3.17%, due 10/20/31	817,964
211,781	South Carolina Student Loan Corp., Series 05, Class A3, Variable Rate, 3 mo. LIBOR + 0.14%, 2.46%, due 12/01/23	211,569
320,567	South Carolina Student Loan Corp., Series 10-1, Class A2, Variable Rate, 3 mo. LIBOR + 1.00%, 3.49%, due 07/25/25	321,914

Par Value†	Description	Value ($)
	United States — continued
	Asset-Backed Securities — continued
454,983	Symphony CLO V Ltd., Series 07-5A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 3.19%, due 01/15/24	455,135
708,453	Symphony CLO XV Ltd., Series 14-15A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 1.18%, 3.63%, due 10/17/26	708,664
154,898	Telos CLO, Series 13-3A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 1.00%, 3.45%, due 07/17/19	155,033
734,400	Telos CLO Ltd., Series 14-6A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.27%, 3.72%, due 01/17/27	734,501
752,267	Telos CLO Ltd., Series 14-5A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 3.20%, due 04/17/28	752,254
693,941	Telos CLO Ltd., Series 13-4A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 3.20%, due 01/17/30	693,929
103,075	THL Credit Wind River CLO Ltd., Series 17-2A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.90%, 3.37%, due 07/20/30	103,180
464,692	THL Credit Wind River CLO Ltd., Series 17-4A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.24%, due 11/20/30	464,689
1,055,550	TICP CLO I-2 Ltd., Series 18-IA, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.63%, 3.14%, due 04/26/28	1,055,533
1,376,400	TICP CLO III-2 Ltd., Series 18-3R, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.55%, 3.02%, due 04/20/28	1,376,379
1,085,000	Tryon Park CLO Ltd., Series 13-1A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.55%, 2.99%, due 04/15/29	1,084,984
224,839	Velocity Commercial Capital Loan Trust, Series 15-1, Class AFL, 144A, Variable Rate, 1 mo. LIBOR + 2.43%, 4.74%, due 06/25/45	225,590
345,584	Velocity Commercial Capital Loan Trust, Series 17-1, Class AFX, 144A, Variable Rate, 3.00%, due 05/25/47	341,558
596,534	Velocity Commercial Capital Loan Trust, Series 17-1, Class AFL, 144A, Variable Rate, 1 mo. LIBOR + 1.25%, 3.56%, due 05/25/47	599,964
204,315	Venture VII CDO Ltd., Series 06-7A, Class A1A, 144A, Variable Rate, 3 mo. LIBOR + 0.23%, 2.70%, due 01/20/22	204,038
309,795	Voya CLO Ltd., Series 17-3A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 3.27%, due 07/20/30	309,761
774,487	Voya CLO Ltd., Series 13-1A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.04%, due 10/15/30	774,476
309,225	Voya CLO Ltd., Series 14-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.63%, 3.07%, due 04/18/31	309,220

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Par Value†	Description	Value ($)

	United States — continued

	Asset-Backed Securities — continued

1,927,356	WhiteHorse IX Ltd, Series 14-9A, Class AR, 144A, Variable Rate, 3 mo. LIBOR +1.16%, 3.61%, due 07/17/26	1,927,597

1,224,000	WhiteHorse Ltd., Series 18-12A, Class X ,144A, Variable Rate, 3 mo. LIBOR + 0.75%, 3.18%, due 10/15/31	1,223,922

3,711,927	WhiteHorse VIII Ltd., Series 14-1A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 0.90%, 3.44%, due 05/01/26	3,704,722

90,191	Ziggurat CLO Ltd., Series 14-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.90%, 3.35%, due 04/17/29	90,235

	Total Asset-Backed Securities	120,608,867

	U.S. Government — 15.9%

66,734,745	U.S. Treasury Inflation Indexed Bond, 0.63%, due 04/15/23 (e)	65,476,517

26,247,537	U.S. Treasury Inflation Indexed Bond, 0.25%, due 01/15/25 (e)	25,060,773

64,793,336	U.S. Treasury Inflation Indexed Bond, 0.63%, due 01/15/26 (e)	62,948,245

92,228,565	U.S. Treasury Inflation Indexed Bond, 0.38%, due 01/15/27 (e)	87,297,699

3,614,851	U.S. Treasury Inflation Indexed Bond, 0.38%, due 07/15/27 (e)	3,420,741

63,027,312	U.S. Treasury Inflation Indexed Bond, 0.50%, due 01/15/28 (e)	59,898,925

78,116,078	U.S. Treasury Inflation Indexed Bond, 1.75%, due 01/15/28 (e)	82,670,815

53,048,938	U.S. Treasury Inflation Indexed Bond, 2.50%, due 01/15/29 (e)	60,144,233

7,500,000	U.S. Treasury Note, 2.50%, due 06/30/20 (a)	7,465,137

10,500,000	U.S. Treasury Note, 2.63%, due 07/31/20	10,468,008

14,700,000	U.S. Treasury Note, 2.63%, due 08/31/20 (a)	14,652,914

11,500,000	U.S. Treasury Note, 2.75%, due 09/30/20 (a)	11,486,523

15,350,000	U.S. Treasury Note, Variable Rate, USBM + 0.05%, 2.43%, due 10/31/20	15,348,789

3,500,000	U.S. Treasury Note, 2.88%, due 10/31/20	3,503,418

15,000,000	U.S. Treasury Note, 2.75%, due 11/30/20	14,983,594

	Total U.S. Government	524,826,331

	U.S. Government Agency — 1.1%

4,000,000	Federal Home Loan Banks, Zero Coupon, due 12/07/18	3,998,992

3,000,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR –0.24%, 2.09%, due 03/06/19	2,999,673

7,500,000	Federal Home Loan Banks, Step Up, 2.28%, due 09/20/19	7,498,178

10,500,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR –0.16%, 2.43%, due 02/07/20	10,499,206

Par Value† / Shares		Description	Value ($)

		United States — continued

		U.S. Government Agency — continued

	8,000,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR –0.24%, 2.20%, due 04/13/20	7,990,047

	70,743	Government National Mortgage Association, Series 12-H15, Class FA, Variable Rate, 1 mo. LIBOR + 0.45%, 2.72%, due 05/20/62	70,747

	1,823,713	Government National Mortgage Association, Series 17-H12, Class FE, Variable Rate, 1 mo. LIBOR + 0.20%, 2.47%, due 06/20/66	1,820,976

	469,013	Government National Mortgage Association, Series 17-H05, Class FJ, Variable Rate, 1 mo. LIBOR + 0.27%, 2.54%, due 01/20/67	468,516

	469,815	Government National Mortgage Association, Series 17-H13, Class FJ, Variable Rate, 1 mo. LIBOR + 0.20%, 2.47%, due 05/20/67	469,204

		Total U.S. Government Agency	35,815,539

		Total United States	681,250,737

		TOTAL DEBT OBLIGATIONS (COST $696,081,282)	681,250,737

		MUTUAL FUNDS — 34.1%

		United States — 34.1%

		Affiliated Issuers — 34.1%

	5,075,032	GMO Emerging Country Debt Fund, Class IV	134,995,848

	13,350,523	GMO Emerging Markets Fund, Class VI	417,604,372

	7,804,484	GMO Opportunistic Income Fund, Class VI	209,940,626

	4,081,954	GMO Risk Premium Fund, Class VI	111,029,144

	4,759,278	GMO SGM Major Markets Fund, Class VI	148,917,792

	5,686,502	GMO Special Opportunities Fund, Class VI	101,504,067

		TOTAL MUTUAL FUNDS (COST $1,092,780,906)	1,123,991,849

		SHORT-TERM INVESTMENTS — 5.1%

		Foreign Government Obligations — 2.4%

JPY	1,900,000,000	Japan Treasury Discount Bill, Zero Coupon, due 12/10/18	16,738,194

JPY	197,000,000	Japan Treasury Discount Bill, Zero Coupon, due 01/09/19	1,735,830

JPY	1,937,000,000	Japan Treasury Discount Bill, Zero Coupon, due 01/15/19	17,068,278

JPY	1,788,000,000	Japan Treasury Discount Bill, Zero Coupon, due 01/28/19	15,757,019

JPY	2,825,000,000	Japan Treasury Discount Bill, Zero Coupon, due 02/12/19	24,899,097

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Par Value† / Shares		Description	Value ($)
		Foreign Government Obligations — continued
GBP	1,300,000	United Kingdom Treasury Bill, Zero Coupon, due 12/10/18	1,656,327

		Total Foreign Government Obligations	77,854,745

		Money Market Funds — 0.2%
	6,004,867	State Street Institutional Treasury Money Market Fund-Premier Class , 2.19% (f)	6,004,867

		Repurchase Agreements — 2.5%
	42,585,405	Daiwa Capital Markets America Inc. Repurchase Agreement, dated 11/30/18, maturing on 12/03/18 with a maturity value of $42,593,532 and an effective yield of 2.29%, collateralized by a U.S. Treasury Note with maturity date 03/31/25 and a market value of $43,478,558.	42,585,405
	39,999,709	Nomura Securities International Inc. Repurchase Agreement, dated 11/30/18, maturing on 12/03/18 with a maturity value of $40,007,309 and an effective yield of 2.28%, collateralized by a U.S. Treasury Note with maturity date 10/15/21 and a market value of $40,822,377.	39,999,709

		Total Repurchase Agreements	82,585,114

		TOTAL SHORT-TERM INVESTMENTS (COST $166,880,732)	166,444,726

		TOTAL INVESTMENTS — 101.9% (Cost $3,408,980,298)	3,359,992,030

		SECURITIES SOLD SHORT — (1.1)%

		Common Stocks — (1.1)%
		Brazil — (0.1)%
	(118,200)	Pagseguro Digital Ltd – Class A *	(2,836,800)

		Canada — (0.1)%
	(37,300)	Agnico Eagle Mines Ltd	(1,309,976)
	(20,850)	Algonquin Power & Utilities Corp	(220,802)
	(47,700)	Barrick Gold Corp	(608,175)
	(6,000)	Cameco Corp	(71,280)
	(93,900)	Kinross Gold Corp. *	(254,469)
	(2,500)	Maxar Technologies Ltd	(41,400)
	(21,600)	Restaurant Brands Intern	(1,259,928)
	(38,300)	Yamana Gold Inc	(79,664)

		Total Canada	(3,845,694)

		Denmark — (0.0)%
	(478)	AP Moller - Maersk A/S – Class B	(686,749)

		Finland — (0.0)%
	(6,760)	Outokumpu Oyj	(28,244)

Shares	Description	Value ($)
	France — (0.0)%
(16,514)	DBV Technologies SA *	(495,168)
(1,605)	Iliad SA	(216,862)
(3,468)	Wendel SA	(421,874)

	Total France	(1,133,904)

	Germany — (0.1)%
(266,464)	Deutsche Bank AG (Registered)	(2,445,976)
(7,300)	QIAGEN NV *	(258,712)
(74,353)	thyssenkrupp AG	(1,396,919)

	Total Germany	(4,101,607)

	Israel — (0.0)%
(16,100)	Tower Semiconductor Ltd *	(253,736)
(1,700)	Wix.com Ltd *	(160,106)

	Total Israel	(413,842)

	Italy — (0.1)%
(11,920)	BPER Banca	(48,646)
(73,125)	Brembo SPA	(816,490)
(634,163)	Saipem SPA *	(2,784,474)

	Total Italy	(3,649,610)

	Japan — (0.2)%
(18,000)	Acom Co Ltd	(66,161)
(44)	AEON REIT Investment Corp	(49,195)
(20)	Daiwa House Investment Corp (REIT)	(45,392)
(1,700)	FP Corp.	(103,865)
(2,800)	Fujitsu General Ltd	(39,710)
(500)	Goldwin Inc	(51,951)
(10,500)	Hokkaido Electric Power Co Inc	(72,012)
(12)	Hulic Reit Inc (REIT)	(17,549)
(143)	Invincible Investment Corp (REIT)	(59,401)
(29,700)	Japan Lifeline Co Ltd.	(472,222)
(7,400)	JGC Corp	(108,196)
(800)	JINS Inc	(49,487)
(50,500)	Kansai Paint Co Ltd	(948,116)
(13,500)	Keikyu Corp	(215,590)
(74,700)	Kyushu Electric Power Co Inc	(877,367)
(49,500)	Mitsui OSK Lines Ltd	(1,164,966)
(1,800)	Nifco Inc	(46,009)
(18,600)	Nippon Paint Holdings Co Ltd	(662,367)
(205,600)	Orient Corp	(318,773)
(1,600)	Royal Holdings Co Ltd	(40,335)
(3,200)	Saizeriya Co Ltd	(61,348)
(1,000)	Seria Co Ltd	(42,547)
(2,000)	Shimano Inc	(292,906)
(19,400)	SUMCO Corp.	(299,470)
(3,900)	UACJ Corp.	(81,488)
(4,600)	Universal Entertainment Corp. *	(151,912)
(32,100)	Yahoo Japan Corp	(92,048)
(2,800)	Yaskawa Electric Corp	(88,029)

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
(2,700)	Yoshinoya Holdings Co Ltd	(46,415)

	Total Japan	(6,564,827)

	Netherlands — (0.0)%
(2,038)	Boskalis Westminster	(56,575)

	Norway — (0.0)%
(12,133)	Wallenius Wilhelmsen ASA *	(45,535)
(1,808)	Yara International ASA	(72,833)

	Total Norway	(118,368)

	Singapore — (0.0)%
(32,800)	UOL Group Ltd	(146,674)

	Spain — (0.1)%
(377,191)	Bankia SA	(1,248,508)
(37,423)	Cellnex Telecom SA	(1,038,821)
(41,498)	Ferrovial SA	(855,693)
(1,837)	Masmovil Ibercom SA *	(226,011)
(67,169)	Merlin Properties Socimi SA (REIT)	(849,297)
(433)	Neinor Homes SA *	(6,657)

	Total Spain	(4,224,987)

	Sweden — (0.0)%
(15,678)	Husqvarna AB-Class B	(123,679)

	Switzerland — (0.2)%
(3,819)	ams AG	(106,751)
(98,980)	Credit Suisse Group AG (Registered)	(1,170,314)
(38,029)	LafargeHolcim Ltd (Registered) *	(1,708,516)

	Total Switzerland	(2,985,581)

	United Kingdom — (0.2)%
(25,392)	AA Plc	(29,835)
(1,353)	ASOS Plc *	(85,925)
(176,891)	Cobham Plc *	(231,211)
(11,110)	Dechra Pharmaceuticals Plc	(306,900)
(43,956)	GVC Holdings Plc	(414,579)
(31,856)	Just Eat Plc *	(237,061)
(494,565)	Melrose Industries Plc	(1,117,187)

Shares	Description	Value ($)
	United Kingdom — continued
(2,555)	Rhi Magnesita NV	(118,124)
(3,127)	Ted Baker Plc	(72,846)
(42,715)	Travis Perkins Plc	(602,117)

	Total United Kingdom	(3,215,785)

	United States — (0.0)%
(78,587)	Altice USA, Inc. – Class A	(1,390,204)

	TOTAL COMMON STOCKS (PROCEEDS $41,178,295)	(35,523,130)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $41,178,295)	(35,523,130)
	Other Assets and Liabilities (net) — (0.8%)	(28,561,784)

	TOTAL NET ASSETS — 100.0%	$3,295,907,116

A summary of outstanding financial instruments at November 30, 2018 is as follows:

Forward Currency Contracts

Settlement Date	Counterparty	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
01/15/2019	SSB	AUD	5,958,551	USD	4,246,379	(111,874)
01/14/2019	MSCI	CHF	3,807,605	USD	3,870,465	41,368
02/19/2019	GS	EUR	31,105,736	USD	35,500,056	35,336
12/10/2018	BCLY	GBP	1,300,000	USD	1,696,979	40,030
02/19/2019	JPM	GBP	16,172,777	USD	20,810,369	115,585
12/10/2018	JPM	JPY	1,900,000,000	USD	17,251,477	506,684
01/09/2019	MSCI	JPY	197,000,000	USD	1,750,769	8,855
01/15/2019	GS	JPY	1,937,000,000	USD	17,143,762	8,297
01/28/2019	DB	JPY	1,788,000,000	USD	16,037,227	203,603
02/12/2019	JPM	JPY	1,130,000,000	USD	10,020,194	1,620
02/12/2019	MSCI	JPY	1,695,000,000	USD	15,004,597	(23,264)
02/19/2019	MSCI	JPY	3,512,691,556	USD	31,279,951	119,234
01/14/2019	BOA	NOK	42,453,732	USD	5,200,433	250,972
01/14/2019	BCLY	SEK	46,185,216	USD	5,115,902	21,011

						$1,217,457

Reverse Repurchase Agreements

Average balance outstanding	$(46,057,969)
Average interest rate	(0.20)%
Maximum balance outstanding	$(46,057,969)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund had entered into reverse repurchase agreements. Average interest rate was calculated based on interest received and/or paid during the period that the Fund had entered into the reverse repurchase agreements. The Fund had no reverse repurchase agreements outstanding at the end of the period.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2018 (Unaudited)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Apprec-iation (Deprec-iation) ($)
Buys
120	Mini MSCI Emerging Markets	December 2018	5,997,600	(141,738)

Sales
1,991	S&P 500 E-Mini	December 2018	274,588,765	14,535,776

+	Buys - Fund is long the futures contract. Sales - Fund is short the futures contract.

Swap Contracts

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3.08%	3 Month USD LIBOR	USD	2,427,000	10/25/2020	Semi-Annual	$—	$(5,198)	$(5,198)

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	7,676,879	05/18/2020	Monthly	—	43,922	43,922
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 1.00%	MORD	USD	1,317,793	05/18/2020	Monthly	—	(23,661)	(23,661)
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 3.38%	MORD	USD	93,711	05/18/2020	Monthly	—	(3,391)	(3,391)
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 1.00%	MORD	USD	8,398,493	05/18/2020	Monthly	—	3,995	3,995
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 0.75%	MORD	USD	934,742	05/18/2020	Monthly	—	15,971	15,971
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	564,301	05/18/2020	Monthly	—	16,445	16,445
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 1.75%	MORD	USD	1,949,129	05/18/2020	Monthly	—	(18,157)	(18,157)
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	1,223,023	05/18/2020	Monthly	—	8,762	8,762
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 0.75%	MORD	USD	235,417	05/18/2020	Monthly	—	(21,274)	(21,274)

							$—	$22,612	$22,612

As of November 30, 2018, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2018 (Unaudited)

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

CDO - Collateralized Debt Obligation

CLO - Collateralized Loan Obligation

CPO - Ordinary Participation Certificate (Certificado de Participacion Ordinares), representing a bundle of shares of the multiple series of one issuer that trade together as a unit.

CVA - Certificaaten van aandelen (Share Certificates)

ETF - Exchange-Traded Fund

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depositary Receipt

LIBOR - London Interbank Offered Rate

NVDR - Non-Voting Depositary Receipt

OJSC - Open Joint-Stock Company

PJSC - Private Joint-Stock Company

QPSC - Qatar Private Stock Company

REIT - Real Estate Investment Trust

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

USD LIBOR - London Interbank Offered Rate denominated in United States Dollars.

The rates shown on variable rate notes are the current interest rates at November 30, 2018, which are subject to change based on the terms of the security.

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any.

(b)	All or a portion of this security is out on loan.

(c)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(d)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(e)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic.

(f)	The rate disclosed is the 7 day net yield as of November 30, 2018.

(g)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.

Counterparty Abbreviations:

BCLY - Barclays Bank plc

BOA - Bank of America N.A.

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MORD - Morgan Stanley Capital Services LLC

MSCI - Morgan Stanley & Co. International PLC

SSB - State Street Bank and Trust Company

Currency Abbreviations:

AUD - Australian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

NOK - Norwegian Krone

SEK - Swedish Krona

USD - United States Dollar

GMO Global Asset Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Shares / Par Value†	Description	Value ($)
	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
2,751,576	GMO Alpha Only Fund, Class IV	56,489,850
10,209,844	GMO Asset Allocation Bond Fund, Class VI	225,637,557
13,317,290	GMO Core Plus Bond Fund, Class IV	281,927,031
2,174,536	GMO Emerging Country Debt Fund, Class IV	57,842,662
11,383,036	GMO Emerging Markets Fund, Class VI	356,061,369
19,621,685	GMO International Equity Fund, Class IV	392,826,128
1,399,653	GMO Opportunistic Income Fund, Class VI	37,650,655
5,316,163	GMO Quality Fund, Class VI	137,157,005
1,725,701	GMO Risk Premium Fund, Class VI	46,939,073
1,821,590	GMO SGM Major Markets Fund, Class VI	56,997,536
9,860,602	GMO U.S. Equity Fund, Class VI	137,555,404
3,698,057	GMO U.S. Treasury Fund	92,377,475

	TOTAL MUTUAL FUNDS (COST $1,914,502,236)	1,879,461,745

	DEBT OBLIGATIONS — 0.0%

	Asset-Backed Securities — 0.0%
29,249	ACE Securities Corp., Series 06-ASL1, Class A,Variable Rate, 1 mo. LIBOR + 0.28%, 2.56%, due 02/25/36	14,697
20,962	GMAC Mortgage Corp. Loan Trust, Series 04-HE3, Class A3, FSA, Variable Rate, 1 mo. LIBOR + 0.50%, 2.78%, due 10/25/34	19,566
18,529	Mellon Residential Funding Corp., Series 04-TBC1, Class A, 144A, Variable Rate, 1 mo. LIBOR + 0.25%, 2.54%, due 02/26/34	17,495

	Total Asset-Backed Securities	51,758

	TOTAL DEBT OBLIGATIONS (COST $47,174)	51,758

Shares	Description	Value ($)
	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%
279,402	State Street Institutional Treasury Money Market Fund-Premier Class , 2.19% (a)	279,402

	TOTAL SHORT-TERM INVESTMENTS (COST $279,402)	279,402

	TOTAL INVESTMENTS — 100.0% (Cost $1,914,828,812)	1,879,792,905
	Other Assets and Liabilities (net) — (0.0%)	(104,683)

	TOTAL NET ASSETS — 100.0%	$1,879,688,222

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

FSA - Insured as to the payment of principal and interest by Financial Security Assurance.

LIBOR - London Interbank Offered Rate

The rates shown on variable rate notes are the current interest rates at November 30, 2018, which are subject to change based on the terms of the security.

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	The rate disclosed is the 7 day net yield as of November 30, 2018.

GMO Global Developed Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 99.7%

	Affiliated Issuers — 99.7%
1,452,940	GMO Emerging Markets Fund, Class VI	45,447,965
9,831,295	GMO International Equity Fund, Class IV	196,822,524
3,726,848	GMO Quality Fund, Class VI	96,152,667
6,867,780	GMO U.S. Equity Fund, Class VI	95,805,534

	TOTAL MUTUAL FUNDS (COST $429,808,131)	434,228,690

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%
204,058	State Street Institutional Treasury Money Market Fund-Premier Class, 2.19% (a)	204,058

	TOTAL SHORT-TERM INVESTMENTS (COST $204,058)	204,058

	TOTAL INVESTMENTS — 99.8% (Cost $430,012,189)	434,432,748
	Other Assets and Liabilities (net) — 0.2%	926,315

	TOTAL NET ASSETS — 100.0%	$435,359,063

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of November 30, 2018.

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
14,444,852	GMO Emerging Markets Fund, Class VI	451,834,963
34,331,651	GMO International Equity Fund, Class IV	687,319,663
10,837,513	GMO Quality Fund, Class VI	279,607,845
21,927,501	GMO U.S. Equity Fund, Class VI	305,888,639

	TOTAL MUTUAL FUNDS (COST $1,791,161,279)	1,724,651,110

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%
602,634	State Street Institutional Treasury Money Market Fund-Premier Class, 2.19% (a)	602,634

	TOTAL SHORT-TERM INVESTMENTS (COST $602,634)	602,634

	TOTAL INVESTMENTS — 100.0% (Cost $1,791,763,913)	1,725,253,744
	Other Assets and Liabilities (net) — (0.0%)	(84,800)

	TOTAL NET ASSETS — 100.0%	$1,725,168,944

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of November 30, 2018.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 64.2%

	Australia — 1.1%
36,784	Abacus Property Group (REIT)	85,476
43,037	Altium Ltd	718,128
53,706	Alumina Ltd	87,996
71,872	Appen Ltd	737,499
148,173	Australia & New Zealand Banking Group Ltd	2,925,778
95,610	Australian Pharmaceutical Industries Ltd	102,655
1,093,659	Beach Energy Ltd	1,227,411
38,445	Brickworks Ltd	460,724
844,575	Caltex Australia Ltd	17,042,667
70,481	Charter Hall Education Trust (REIT)	149,531
246,613	Charter Hall Group (REIT)	1,263,695
112,691	Codan Ltd	244,078
41,373	Coles Group Ltd *	354,105
419,199	Costa Group Holdings Ltd	2,342,434
50,361	Credit Corp Group Ltd	710,316
924,877	Cromwell Property Group (REIT)	670,327
103,741	Crown Resorts Ltd	890,824
98,296	CSL Ltd	12,814,495
139,470	CSR Ltd	306,963
1,035,261	Downer EDI Ltd	4,765,908
28,747	Elders Ltd	142,689
115,427	GDI Property Group (REIT)	106,903
399,270	Genworth Mortgage Insurance Australia Ltd	658,383
108,734	GWA Group Ltd	207,475
516,063	Healthscope Ltd	854,541
27,537	IDP Education Ltd	184,916
341,945	Macquarie Group Ltd	28,775,307
25,797	McMillan Shakespeare Ltd	267,538
56,205	Metcash Ltd	114,237
282,143	Mineral Resources Ltd	3,162,787
9,829	Monadelphous Group Ltd	101,365
89,649	Monash IVF Group Ltd	62,349
3,050,172	Nine Entertainment Co Holdings Ltd	3,927,668
50,774	Northern Star Resources Ltd	296,685
118,532	NRW Holdings Ltd	158,993
430,813	OZ Minerals Ltd	2,739,009
417,234	Sandfire Resources NL	1,960,933
158,346	Saracen Mineral Holdings Ltd *	286,266
2,737,274	Scentre Group (REIT)	7,825,200
282,272	Seven West Media Ltd *	141,303
54,850	St Barbara Ltd	177,999
39,852	Stockland (REIT)	106,280
115,932	Super Retail Group Ltd	622,173
298,897	Tassal Group Ltd	919,295
50,166	Virtus Health Ltd	180,009
318,246	Viva Energy Group Ltd *	460,410
173,582	Viva Energy REIT	263,036
41,373	Wesfarmers Ltd	958,151

Shares	Description	Value ($)
	Australia — continued
282,092	Whitehaven Coal Ltd	884,654
21,876	WiseTech Global Ltd	301,815

	Total Australia	104,749,379

	Austria — 0.2%
30,271	FACC AG	530,949
272,856	OMV AG	13,819,962
23,033	POLYTEC Holding AG	237,181
14,552	S IMMO AG	257,355
18,674	Vienna Insurance Group AG Wiener Versicherung Gruppe	480,984
25,434	voestalpine AG	847,964

	Total Austria	16,174,395

	Belgium — 0.1%
300,759	AGFA-Gevaert NV *	1,294,393
11,547	Barco NV	1,295,361
32,445	KBC Group NV	2,333,777
18,884	UCB SA	1,591,434

	Total Belgium	6,514,965

	Brazil — 1.5%
2,040	Banco Bradesco SA	17,726
828,500	Banco BTG Pactual SA	4,745,567
1,097,500	Banco do Brasil SA	12,679,919
1,843,600	Banco Santander Brasil SA	20,384,300
2,492,000	Cia de Saneamento Basico do Estado de Sao Paulo	18,201,749
275,300	Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,990,419
235,300	Cia de Saneamento de Minas Gerais-COPASA	3,118,101
46,700	Cielo SA	114,957
38,900	Construtora Tenda SA *	309,420
235,200	EDP – Energias do Brasil SA	832,658
609,300	Estacio Participacoes SA	3,901,959
492,600	Grendene SA	989,013
13,456,200	JBS SA	40,987,025
99,700	Kroton Educacional SA	270,828
178,400	Mahle-Metal Leve SA	1,125,705
776,200	MRV Engenharia e Participacoes SA	2,435,528
221,700	Odontoprev SA	796,905
1,017,284	Oi SA	1,881,975
2,631,700	Petrobras Distribuidora SA	16,644,838
363,100	QGEP Participacoes SA	979,627
119,200	Smiles Fidelidade SA	1,363,057
186,600	Ultrapar Participacoes SA	2,280,438
67,200	Ultrapar Participacoes SA Sponsored ADR	824,544
492,000	Via Varejo SA	659,406

	Total Brazil	137,535,664

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Shares	Description	Value ($)
	Canada — 1.8%
139,500	AGF Management Ltd – Class B	524,969
899,200	Alignvest Acquisition II Corp – Class A *	6,720,397
93,500	Bank of Montreal	6,975,994
168,400	Bank of Montreal	12,545,800
97,100	Bird Construction Inc	489,647
100,048	BRP Inc Sub Voting	3,564,725
12,300	Canadian Imperial Bank of Commerce (a)	1,031,724
194,100	Canadian Imperial Bank of Commerce	16,288,827
2,300	Canadian Pacific Railway Ltd (a)	486,542
137,200	Canfor Corp *	1,880,414
25,700	Canfor Pulp Products Inc	370,998
21,600	Celestica Inc *	222,264
11,800	Cogeco Inc	552,677
4,200	Constellation Software Inc	2,880,619
93,700	Empire Co Ltd – A Shares	1,775,057
43,100	Green Organic Dutchman Holdings Ltd (The) *	107,049
20,900	Husky Energy Inc	259,549
15,700	Interfor Corp *	177,248
14,500	Kirkland Lake Gold Ltd	301,310
161,700	Magna International Inc (a) (b)	8,063,979
163,600	Magna International Inc	8,164,916
12,000	Manulife Financial Corp	198,427
2,900	Methanex Corp	160,776
10,300	Metro Inc	355,052
13,500	Morguard North American Residential (REIT)	177,507
5,200	Norbord Inc	145,317
6,700	Northview Apartment Real Estate Investment Trust (REIT)	132,926
10,500	Rocky Mountain Dealerships Inc	72,784
501,000	Rogers Sugar Inc	2,149,325
22,800	Royal Bank of Canada (a)	1,670,328
546,800	Royal Bank of Canada	40,092,768
73,600	Russel Metals Inc	1,282,384
7,600	Stelco Holdings Inc	110,970
338,500	Sun Life Financial Inc (a)	12,453,415
73,200	Sun Life Financial Inc	2,699,582
71,400	TFI International Inc	2,372,566
36,100	Toronto-Dominion Bank (The)	1,996,330
399,200	Toronto-Dominion Bank (The)	22,101,496
20,700	Tourmaline Oil Corp	286,667
79,400	Transat AT Inc *	421,307
212,520	Transcontinental Inc – Class A	3,207,034
6,300	Wajax Corp	91,419
118,300	West Fraser Timber Co Ltd	6,174,768

	Total Canada	171,737,853

	Chile — 0.0%
6,516,764	Enel Chile SA	633,661

Shares	Description	Value ($)
	China — 9.6%
5,325,000	361 Degrees International Ltd	1,320,096
1,732,000	7Road Holdings Ltd.	304,670
624,500	AAC Technologies Holdings Inc	4,477,959
13,459,000	Agile Group Holdings Ltd	18,390,440
2,403,000	Agricultural Bank of China Ltd – Class A	1,241,237
121,698,000	Agricultural Bank of China Ltd – Class H	55,321,043
3,020,219	Anhui Conch Cement Co Ltd – Class A	13,949,772
3,544,500	Anhui Conch Cement Co Ltd – Class H	18,659,694
86,000	ANTA Sports Products Ltd	394,088
92,000	Anton Oilfield Services Group *	11,641
10,596,000	BAIC Motor Corp Ltd – Class H	6,525,556
63,400	Baidu Inc Sponsored ADR * (a)	11,936,952
48,571,000	Bank of China Ltd – Class H	21,295,137
15,937,000	Bank of Communications Co Ltd – Class H	12,154,647
15,226,091	Beijing Homyear Capital Holdings Co Ltd – Class A	6,686,668
1,466,575	Beijing North Star Co Ltd – Class A	621,580
610,000	BYD Electronic International Co Ltd	862,675
23,300	Cangzhou Dahua Co Ltd – Class A	61,419
876,300	Cangzhou Mingzhu Plastic Co Ltd – Class A	579,842
243,100	Changyou.com Ltd ADR	4,776,915
5,100	Cheetah Mobile, Inc. ADR *	32,385
52,000	China BlueChemical Ltd – Class H	16,616
11,759,000	China CITIC Bank Corp Ltd – Class H	7,489,789
273,000	China Communications Construction Co Ltd – Class H	266,542
20,358,000	China Communications Services Corp Ltd – Class H	17,050,827
12,961,080	China Construction Bank Corp – Class A	12,489,243
47,102,000	China Construction Bank – Class H	40,215,891
530,000	China Everbright Bank Co Ltd – Class H	235,909
482,000	China Evergrande Group	1,532,203
6,149,000	China Greenfresh Group Co Ltd *	792,799
9,318,000	China Huarong Asset Management Co Ltd – Class H	1,923,645
780,700	China International Marine Containers Group Co Ltd – Class H	838,175
1,098,000	China Jinmao Holdings Group Ltd	529,943
10,796,000	China Lesso Group Holdings Ltd	5,555,661
1,571,000	China Lilang Ltd	1,286,136
11,413,000	China Machinery Engineering Corp – Class H	5,703,057
2,504,000	China Mobile Ltd	24,960,496
7,078,700	China Molybdenum Co Ltd – Class A	4,088,844
7,628,600	China National Building Material Co Ltd – Class H	5,991,067
662,440	China National Chemical Engineering Co Ltd – Class A	542,249

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Shares	Description	Value ($)
	China — continued
819,500	China Nuclear Engineering Corp Ltd – Class A	898,016
764,000	China Oriental Group Co. Ltd.	493,753
5,140,000	China Overseas Land & Investment Ltd	18,024,849
65,000	China Overseas Property Holdings Ltd	18,526
25,225	China Petroleum & Chemical Corp ADR	2,152,702
12,840,345	China Petroleum & Chemical Corp – Class A	10,954,191
65,076,000	China Petroleum & Chemical Corp – Class H	55,705,139
25,718,700	China Railway Construction Corp Ltd – Class H	33,035,871
8,355,000	China Railway Group Ltd – Class H	7,699,177
3,902,000	China Resources Cement Holdings Ltd	3,843,094
3,640,000	China Resources Land Ltd	13,549,956
7,824,000	China Resources Pharmaceutical Group Ltd	11,534,534
4,569,000	China SCE Property Holdings Ltd	1,643,285
2,365,254	China Shenhua Energy Co Ltd – Class A	6,438,424
4,086,000	China Shenhua Energy Co Ltd – Class H	9,152,779
2,616,000	China Shineway Pharmaceutical Group Ltd	3,271,526
160,000	China South City Holdings Ltd	24,335
230,100	China South Publishing & Media Group Co Ltd – Class A	381,419
130,000	China Suntien Green Energy Corp Ltd – Class H	35,723
76,854,000	China Telecom Corp Ltd – Class H	41,674,288
2,336,000	China Tower Corp Ltd – Class H *	341,254
3,976,000	China Travel International Investment Hong Kong Ltd	1,108,223
2,810,893	China Vanke Co Ltd – Class A	10,383,023
1,765,400	China Vanke Co Ltd – Class H	6,104,500
2,517,502	China Yangtze Power Co Ltd – Class A	5,213,091
36,200	China Yuchai International Ltd	508,610
14,068,000	Chong Sing Holdings FinTech Gr *	409,957
763,566	Chongqing Department Store Co Ltd – Class A	3,323,042
462,100	Chongqing Dima Industry – Class A	184,423
8,104,069	Chongqing Rural Commercial Bank Co Ltd – Class H	4,756,418
972,000	CIFI Holdings Group Co Ltd	490,966
88,000	Citychamp Watch & Jewellery Group Ltd.	18,671
985,000	CNOOC Ltd	1,674,399
3,480,000	COSCO SHIPPING Development Co Ltd – Class H *	391,411
6,063,000	Country Garden Holdings Co Ltd	7,521,862
385,000	Dah Chong Hong Holdings Ltd	143,922
5,619,391	Daqin Railway Co Ltd – Class A	6,263,149
588,857	Dashang Co Ltd – Class A	2,173,164

Shares	Description	Value ($)
	China — continued
1,647,585	Dongfang Electric Corp Ltd – Class A *	1,813,926
14,822,000	Dongfeng Motor Group Co Ltd – Class H	14,337,597
120,000	Dongyue Group Ltd.	65,184
672,878	Dr Peng Telecom & Media Group Co Ltd – Class A	798,146
475,300	Fang Holdings Ltd ADR *	874,552
2,343,800	Fangda Special Steel Technology Co Ltd – Class A	3,373,578
11,355,000	GCL-Poly Energy Holdings Ltd *	783,704
8,409,000	Geely Automobile Holdings Ltd	16,709,231
2,280,500	Great Wall Motor Co Ltd – Class H	1,463,411
1,251,700	Gree Electric Appliances Inc of Zhuhai – Class A *	6,698,588
5,060,000	Guangdong Investment Ltd	9,780,935
2,378,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd – Class H	9,654,637
12,398,000	Guangzhou R&F Properties Co Ltd – Class H	19,332,727
6,209,000	Haier Electronics Group Co Ltd *	14,543,264
4,353,700	Harbin Electric Co Ltd – Class H	1,345,535
86,800	Hebei Chengde Lolo Co – Class A	101,249
1,026,550	Henan Shuanghui Investment & Development Co Ltd – Class A	3,392,236
58,500	Hengan International Group Co Ltd	480,121
921,000	Hi Sun Technology China Ltd *	145,473
1,618,543	Hisense Home Appliances Group Co Ltd – Class A	1,686,829
1,997,900	HLA Corp Ltd – Class A	2,276,520
3,400	Hollysys Automation Technologies Ltd	67,354
11,157,000	Huabao International Holdings Ltd	5,171,652
681,000	IGG Inc	827,848
2,836,146	Industrial & Commercial Bank of China Ltd – Class A	2,185,865
29,370,000	Industrial and Commercial Bank of China Ltd – Class H	20,976,633
39,900	Inner Mongolia MengDian HuaNeng Thermal Power Corp Ltd – Class A	12,652
50,500	Jiangxi Ganyue Expressway – Class A	29,592
53,600	Jiansu Guotai Internaltional Group Class A	43,051
557,500	JNBY Design Ltd	972,365
25,835	Joyoung Co Ltd – Class A	52,840
822,000	Ju Teng International Holdings Ltd	202,605
8,000	Jumei International Holding Ltd ADR *	17,200
2,449,000	Kingboard Holdings Ltd	7,038,315
963,000	Kingboard Laminates Holdings Ltd	922,460
538,000	KWG Property Holding Ltd *	483,087
302,700	Livzon Pharmaceutical Group Inc – Class A	1,441,232
1,263,730	Livzon Pharmaceutical Group Inc – Class H	4,599,044
1,528,000	Logan Property Holdings Co Ltd	1,800,435
510,500	Longfor Group Holdings Ltd	1,446,812

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Shares	Description	Value ($)
	China — continued
15,247,000	Lonking Holdings Ltd	3,982,528
239,560	Midea Group Co Ltd – Class A	1,348,785
52,600	Momo Inc Sponsored ADR *	1,649,010
715,000	Nine Dragons Paper Holdings Ltd	730,084
97,200	Ningbo Sanxing Medical Electric Co Ltd – Class A	83,906
38,000	PAX Global Technology Ltd	17,290
598,000	People’s Insurance Co Group of China Ltd (The) – Class H	259,194
5,827,000	PICC Property & Casualty Co Ltd – Class H	6,010,735
25,787,000	Postal Savings Bank of China Co Ltd – Class H	15,647,851
2,431,000	Powerlong Real Estate Holdings Ltd	990,003
7,800	Red Star Macalline Group Corp Ltd – Class A	12,962
431,600	Red Star Macalline Group Corp Ltd – Class H	402,319
30,500	RiseSun Real Estate Development Co Ltd – Class A	37,032
7,000	Road King Infrastructure Ltd	11,881
546,900	SDIC Capital Co Ltd – Class A	827,069
1,322,000	Shanghai Industrial Holdings Ltd	2,892,322
1,108,000	Shanghai Jin Jiang International Hotels Group Co Ltd – Class H	299,286
6,721,000	Shanghai Pharmaceuticals Holding Co Ltd – Class H	16,636,584
24,300	Shanghai Shimao Co Ltd – Class A	13,912
4,038,126	Shanghai SMI Holding Co Ltd – Class A	3,500,580
152,660	Shenzhen Expressway Co Ltd – Class A	182,868
1,504,000	Shenzhen Expressway Co Ltd – Class H	1,487,476
1,469,200	Shenzhen World Union Properties Consultancy Inc – Class A	1,086,816
28,000	Shenzhou International Group Holdings Ltd	341,613
12,029,576	Shimao Property Holdings Ltd	29,956,264
1,661,500	Sino Biopharmaceutical Ltd	1,525,612
36,500	Sino-Ocean Group Holding Ltd	16,328
1,391,096	Sinopec Shanghai Petrochemical Co Ltd – Class A	1,007,927
8,488,000	Sinopec Shanghai Petrochemical Co Ltd – Class H	3,870,314
686,000	Sinotrans Ltd – Class H	276,002
2,747,000	Sinotruk Hong Kong Ltd	4,529,216
3,756,000	Skyworth Digital Holdings Ltd	925,782
4,808,000	SSY Group Ltd	4,957,872
8,167,071	Suning Universal Co Ltd – Class A	3,756,033
237,200	Tencent Holdings Ltd	9,482,931
71,400	Tencent Holdings Ltd ADR	2,861,712
1,631,000	Texhong Textile Group Ltd	1,971,172
654,000	Tianjin Development Holdings Ltd	228,296
914,000	Tianjin Port Development Holdings Ltd *	99,599
7,408,000	Tianneng Power International Ltd	6,784,573

Shares	Description	Value ($)
	China — continued
1,425,000	Times China Holdings Ltd.	1,336,351
3,339,000	TravelSky Technology Ltd – Class H	9,014,433
1,016,000	Uni-President China Holdings Ltd	928,464
172,900	Vatti Corp Ltd – Class A	220,456
35,100	Wangfujing Group Co Ltd – Class A	74,664
9,373,000	Weichai Power Co Ltd – Class H	10,136,456
4,662,500	XTEP International Holdings Ltd	2,503,678
3,064,000	Yadea Group Holdings Ltd	1,072,982
175,200	YiChang HEC ChangJiang Pharmaceutical Co Ltd – Class H	644,023
7,865,000	Yuzhou Properties Co Ltd	3,470,296
4,096,000	Zhejiang Expressway Co Ltd – Class H	3,448,813
1,051,472	Zhejiang Weixing New Building Materials Co Ltd – Class A	2,157,810
808,232	Zhengzhou Yutong Bus Co Ltd – Class A	1,316,498
128,400	Zhongshan Public Utilities Group Co Ltd – Class A	131,175

	Total China	907,761,503

	Colombia — 0.0%
405,978	Almacenes Exito SA	1,672,117
31,979	Ecopetrol SA Sponsored ADR (a)	614,317

	Total Colombia	2,286,434

	Czech Republic — 0.0%
191,142	Moneta Money Bank AS	658,591
35,000	O2 Czech Republic AS	375,870

	Total Czech Republic	1,034,461

	Denmark — 0.3%
1,007	ALK-Abello A/S *	139,366
6,892	NetCompany Group A/S *	227,506
115,000	Novo Nordisk A/S Sponsored ADR	5,361,300
332,780	Novo Nordisk A/S – Class B (b)	15,478,072
1,888	Rockwool International A/S – Class B	491,579
48,887	Royal Unibrew A/S	3,549,453
22,029	Scandinavian Tobacco Group A/S	292,036
1,897	Schouw & Co AB	156,216
13,084	SimCorp A/S	835,054
22,545	Spar Nord Bank A/S	191,288

	Total Denmark	26,721,870

	Finland — 0.3%
5,457	DNA Oyj	100,914
23,971	Finnair Oyj	205,190
3,986	Kemira Oyj	45,949
36,224	Metsa Board Oyj	252,325
215,455	Neste Oyj	16,867,653
8,911	Sanoma Oyj	92,009
79,744	Stora Enso Oyj – R Shares	1,019,390

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Shares	Description	Value ($)
	Finland — continued
11,675	Tieto Oyj	337,429
462,130	UPM-Kymmene Oyj (b)	12,343,247

	Total Finland	31,264,106

	France — 1.5%
7,454	Alten SA	678,518
284,319	BNP Paribas SA	14,300,730
43,446	Christian Dior SE	16,150,259
286,279	CNP Assurances	6,558,533
51,734	Coface SA	481,614
20,191	Dassault Systemes SE (b)	2,427,671
37,919	Derichebourg SA	163,030
5,509	Eramet (b)	446,570
14,611	Gaztransport Et Technigaz SA	1,092,992
1,004	Hermes International	543,579
2,642	Interparfums SA	118,184
6,746	Ipsen SA	869,414
6,965	Kaufman & Broad SA	266,228
158,409	L’Oreal SA	37,378,942
11,365	Lagardere SCA	321,443
3,693	LVMH Moet Hennessy Louis Vuitton SE	1,057,073
11,479	Mersen SA	328,104
53,391	Metropole Television SA	947,887
212,189	Natixis SA	1,174,260
5,374	Neopost SA	148,862
7,196	Nexity SA	353,182
363,939	Peugeot SA	8,007,375
12,761	Rallye SA	138,938
182,334	Sanofi	16,530,455
59,900	Sanofi ADR	2,716,465
9,949	Schneider Electric SA	725,189
21,202	SCOR SE	1,018,737
125,906	Societe Generale SA	4,623,862
14,742	Societe Television Francaise 1	141,223
706,342	STMicroelectronics NV	10,462,275
795,100	STMicroelectronics NV – NY Shares	11,807,235
3,168	Vilmorin & Cie SA	209,181

	Total France	142,188,010

	Germany — 2.2%
205,200	Allianz SE (Registered)	43,513,022
1,646	Amadeus Fire AG	176,018
241,963	BASF SE	17,694,037
12,091	Bauer AG	185,752
49,539	Bayer AG (Registered)	3,635,205
429,063	Bayerische Motoren Werke AG	35,231,784
1,429	Cewe Stiftung & Co KGAA	110,970
237,540	Covestro AG	13,759,028
282,086	Daimler AG (Registered Shares)	15,948,970
1,263,376	Deutsche Lufthansa AG (Registered)	30,908,611
161,926	Deutsche Pfandbriefbank AG (b)	1,937,569

Shares	Description	Value ($)
	Germany — continued
93,973	Deutsche Telekom AG (Registered)	1,652,369
5,059	DWS Group GmbH & Co KGaA *	143,432
4,362	Eckert & Ziegler AG	330,199
18,903	Elmos Semiconductor AG	403,580
3,172	Evonik Industries AG	85,667
2,718	Gesco AG	77,040
29,472	Henkel AG & Co KGaA	3,054,441
8,283	Innogy SE	379,253
10,487	Isra Vision AG	410,667
14,995	Kloeckner & Co SE	121,176
66,317	Knorr-Bremse AG *	6,193,142
1,592	Nemetschek SE	193,903
2,835	OHB SE	113,100
6,687	Salzgitter AG (b)	215,831
123,991	SAP SE	12,842,572
64,336	Siemens Healthineers AG *	2,793,071
1,545	Sixt SE	148,673
31,721	Software AG	1,299,411
7,406	Takkt AG	118,898
37,778	Talanx AG	1,351,860
52,260	Volkswagen AG	8,691,317
42,119	Wacker Neuson SE	841,337
31,622	Wuestenrot & Wuerttembergische AG	626,209

	Total Germany	205,188,114

	Greece — 0.0%
1,493,870	Eurobank Ergasias SA *	953,843
772,095	National Bank of Greece SA *	895,067
603,549	Piraeus Bank SA *	597,868
124,640	Public Power Corp SA *	186,707

	Total Greece	2,633,485

	Hong Kong — 0.4%
375,000	Agritrade Resources Ltd.	74,291
772,000	BOC Hong Kong Holdings Ltd	3,022,715
520,000	Dah Sing Banking Group Ltd	985,772
319,200	Dah Sing Financial Holdings Ltd	1,771,291
142,000	FIH Mobile Ltd *	17,060
134,000	Hysan Development Co Ltd	642,146
2,520,213	I-CABLE Communications Ltd *	37,853
271,000	Johnson Electric Holdings Ltd	607,330
732,513	Kerry Properties Ltd	2,524,879
134,000	Luk Fook Holdings International Ltd	392,204
176,000	NewOcean Energy Holdings Ltd. *	65,235
256,000	Sa Sa International Holdings Ltd.	104,276
536,000	Singamas Container Holdings Ltd	72,875
5,364,000	SJM Holdings Ltd	4,865,936
11,849,000	WH Group Ltd	8,651,107
1,058,000	Wharf Holdings Ltd (The)	2,839,915
763,000	Wharf Real Estate Investment Co Ltd	4,601,854
833,000	Wheelock & Co Ltd	4,793,412

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Shares	Description	Value ($)
	Hong Kong — continued
160,500	Xinyi Automobile Glass Hong Kong Enterprises Ltd *	39,812

	Total Hong Kong	36,109,963

	Hungary — 0.0%
2,257,270	Magyar Telekom Telecommunications Plc	3,556,085

	India — 1.5%
426,783	Aurobindo Pharma Ltd	4,959,613
460,769	Balrampur Chini Mills Ltd *	667,227
871,979	Bharat Heavy Electricals Ltd	853,275
211,718	Divi’s Laboratories Ltd	4,336,961
35,374	Dr Reddy’s Laboratories Ltd	1,376,701
1,665,930	Firstsource Solutions Ltd	1,245,381
2,368,269	HCL Technologies Ltd	34,580,260
146,238	Hero MotoCorp Ltd	6,410,905
565,096	Hexaware Technologies Ltd	2,628,029
115,173	Hindustan Construction Co Ltd *	19,268
37,652	Ipca Laboratories Ltd	429,698
1,053,568	ITC Ltd	4,328,909
509,719	Jamna Auto Industries Ltd	505,117
1,523,344	Jaypee Infratech Ltd *	85,546
68,095	Jubilant Life Sciences Ltd	761,690
264,237	Just Dial Ltd *	1,886,141
64,988	KPIT Technologies Ltd	194,965
157,209	Larsen & Toubro Infotech Ltd	3,509,604
1,840,805	Mahindra & Mahindra Ltd	20,917,692
7,531	Merck Ltd	303,135
457,902	Mphasis Ltd	6,521,477
367	MRF Ltd	354,756
1,055,094	NHPC Ltd	394,215
304,046	NIIT Technologies Ltd	4,768,945
19,326	Nucleus Software Exports Ltd	104,570
662,263	Oil & Natural Gas Corp Ltd	1,326,122
187,266	Oil India Ltd	501,827
5,410	Pfizer India Ltd	210,829
4,209,873	Power Finance Corp Ltd	5,220,644
1,696,951	PTC India Ltd	1,970,045
60,355	Rajesh Exports Ltd	494,484
7,761,865	REC Ltd	11,195,438
1,059,563	Reliance Capital Ltd	3,448,541
64,247	Siemens Ltd	876,845
276,615	Sonata Software Ltd	1,217,943
68,874	Suven Life Sciences Ltd	237,984
737,786	Tech Mahindra Ltd	7,502,356
45,968	TV Today Network Ltd	250,702
53,318	VIP Industries Ltd	408,725
342,623	Wipro Ltd	1,595,216
68,926	Zuari Agro Chemicals Ltd *	230,281

	Total India	138,832,062

Shares	Description	Value ($)
	Indonesia — 0.6%
35,841,600	Adaro Energy Tbk PT	3,228,808
2,921,400	Bank Central Asia Tbk PT	5,329,488
3,572,000	Bank Mandiri Persero Tbk PT	1,853,586
8,259,600	Bank Negara Indonesia Persero Tbk PT	4,933,778
15,990,400	Bank Pembangunan Daerah Jawa Timur Tbk PT	800,552
49,268,900	Bank Rakyat Indonesia Persero Tbk PT	12,503,457
14,816,000	Bukit Asam Tbk PT	4,185,138
14,125,000	Delta Dunia Makmur Tbk PT *	574,863
8,725,200	Erajaya Swasembada Tbk PT	1,350,169
2,540,600	Gajah Tunggal Tbk PT *	113,953
85,400	Gudang Garam Tbk PT	490,950
3,495,500	Harum Energy Tbk PT	334,773
3,793,200	Indika Energy Tbk PT	479,997
5,020,100	Indo Tambangraya Megah Tbk PT	7,475,357
1,976,600	Indofood Sukses Makmur Tbk PT	913,078
4,330,600	Matahari Department Store Tbk PT	1,442,998
76,934,400	Modernland Realty Tbk PT	1,097,591
109,127,800	Panin Financial Tbk PT *	2,263,904
5,608,200	Ramayana Lestari Sentosa Tbk PT	467,684
19,138,000	Surya Semesta Internusa Tbk PT	603,332
1,847,400	United Tractors Tbk PT	3,559,502
7,931,200	Waskita Karya Persero Tbk PT	865,071

	Total Indonesia	54,868,029

	Ireland — 0.1%
31,300	ICON Plc * (b)	4,529,736
1,290	Smurfit Kappa Group Plc	34,871

	Total Ireland	4,564,607

	Israel — 0.3%
273,732	Bank Leumi Le-Israel BM	1,801,316
33,881	Discount Investment Corp Ltd (Registered) *	91,430
26,548	First International Bank of Israel Ltd	598,992
56,101	Harel Insurance Investments & Financial Services Ltd	435,493
29,471	Nova Measuring Instruments Ltd *	726,071
268,909	Oil Refineries Ltd	135,554
418,600	Orbotech Ltd *	24,287,172
6,096	SodaStream International Ltd *	878,468

	Total Israel	28,954,496

	Italy — 1.0%
62,021	A2A SPA	104,524
178,721	Arnoldo Mondadori Editore SPA *	306,141
52,369	ASTM SPA	995,793
25,038	Carraro SpA	58,248
22,770	Credito Emiliano SPA	134,090
3,708	El.En. SPA	63,935
199,427	Enav SPA	949,389
3,176,780	Enel SPA	17,281,852

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Shares	Description	Value ($)
	Italy — continued
79,395	ERG SPA	1,447,144
481,441	EXOR NV	28,393,203
411,468	Falck Renewables SPA	1,126,625
1,476,824	Fiat Chrysler Automobiles NV *	24,500,510
132,146	Fiat Chrysler Automobiles NV *	2,194,431
97,206	Fincantieri SPA	114,788
97,315	FinecoBank Banca Fineco SPA	1,046,284
397,491	Hera SPA	1,093,881
154,487	IMMSI SPA *	71,221
1,368,860	Iren SPA	2,977,983
31,456	La Doria SPA	297,211
174,804	Mediobanca Banca di Credito Finanziario SPA	1,543,646
75,953	Piaggio & C SPA	154,113
203,073	Poste Italiane SPA	1,543,661
13,622	Prima Industrie SPA	331,033
3,343	Reply SPA	186,767
4,202	Sabaf SPA	69,647
199,624	Saras SPA	387,377
442,612	Societa Cattolica di Assicurazioni SC	3,652,587
108,920	Societa Iniziative Autostradali e Servizi SPA	1,469,979
2,262,500	Telecom Italia SPA *	1,474,223
2,973,207	Telecom Italia SPA-RSP	1,675,848
245,153	Unipol Gruppo SPA	1,018,670

	Total Italy	96,664,804

	Japan — 5.5%
91,700	Aisin Seiki Co Ltd	3,633,007
3,700	Alfresa Holdings Corp	98,519
65,200	AOKI Holdings Inc	842,620
3,000	Aozora Bank Ltd	98,815
11,800	Asahi Diamond Industrial Co Ltd	73,050
2,316,600	Asahi Kasei Corp (b)	25,427,464
2,262,000	Astellas Pharma Inc	34,856,930
13,500	Bandai Namco Holdings Inc	568,055
10,200	Bank of the Ryukyus Ltd	116,658
10,300	Belluna Co Ltd	116,474
582,800	Brother Industries Ltd	9,752,327
472,200	Canon Inc	13,400,110
3,600	Central Japan Railway Co	741,287
2,600	Chukyo Bank Ltd (The)	53,948
36,800	CKD Corp	372,738
22,800	Concordia Financial Group Ltd	107,321
27,000	Dai Nippon Printing Co Ltd	624,938
6,600	Dai-ichi Seiko Co Ltd	80,565
12,900	Daicel Corp	144,590
25,100	Daiwabo Holdings Co Ltd	1,408,681
82,100	DCM Holdings Co Ltd	816,417
40,300	Denka Co Ltd	1,302,075
4,300	Duskin Co Ltd	99,306
211,400	Fancl Corp	5,530,060

Shares	Description	Value ($)
	Japan — continued
249,700	Fuji Electric Co Ltd	7,872,594
33,800	Fuji Media Holdings Inc	526,584
6,600	Fuji Pharma Co Ltd	112,031
122,800	FUJIFILM Holdings Corp (b)	4,887,338
81,400	Fujitsu Ltd	5,028,020
1,200	Fuji Oil Holdings Inc	38,431
13,600	Fuji Soft Inc	617,823
18,000	Fukuoka Financial Group Inc	411,721
9,400	Fukuyama Transporting Co Ltd	412,972
5,200	Fuyo General Lease Co Ltd	315,965
117,100	Hakuhodo DY Holdings Inc	1,793,671
10,600	Hamakyorex Co Ltd	392,755
95,100	Haseko Corp	1,153,222
8,600	Heiwado Co Ltd	239,180
6,000	Hisamitsu Pharmaceutical Co Inc	383,936
1,171,200	Hitachi Ltd	34,107,086
6,800	Hochiki Corp	78,622
9,400	Hokuhoku Financial Group Inc	123,168
211,200	Honda Motor Co Ltd	5,958,157
2,300	Horiba Ltd	108,368
4,200	Hosokawa Micron Corp	192,060
83,500	House Foods Group Inc (b)	2,969,845
19,200	Idemitsu Kosan Co Ltd	700,225
4,100	Infocom Corp	171,234
32,700	Isuzu Motors Ltd (b)	466,096
2,516,500	ITOCHU Corp	44,793,013
21,300	Japan Aviation Electronics Industry Ltd	269,139
7,000	Jeol Ltd	122,600
3,300	JSP Corp	70,411
40,800	JSR Corp	654,978
29,700	JTEKT Corp	378,810
122,500	JXTG Holdings Inc	742,885
14,400	Kaken Pharmaceutical Co Ltd	737,523
7,700	Kamei Corp	93,958
6,800	Kamigumi Co Ltd	153,113
267,200	Kanematsu Corp	3,415,322
7,200	Kato Sangyo Co Ltd	223,489
321,900	KDDI Corp	7,563,590
59,000	Keihin Corp (b)	1,022,461
152,300	Kirin Holdings Co Ltd	3,589,678
124,600	Kitz Corp	1,065,779
211,500	Konica Minolta Inc	1,909,318
36,800	Kose Corp	5,505,114
20,800	Kyosan Electric Manufacturing Co Ltd	92,821
4,600	Kyowa Exeo Corp	116,109
3,300	Makino Milling Machine Co Ltd	134,555
9,000	Mandom Corp	264,194
2,728,200	Marubeni Corp	20,387,327
82,200	MCJ Co Ltd	579,730
13,600	Medipal Holdings Corp	312,021
4,487,800	Mitsubishi Chemical Holdings Corp	36,815,088
338,100	Mitsubishi Corp (b)	9,137,622

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
1,370,200	Mitsubishi Electric Corp	18,139,860
284,800	Mitsubishi Gas Chemical Co Inc	4,690,314
427,400	Mitsubishi Tanabe Pharma Corp (b)	6,572,761
145,300	Mitsui Chemicals Inc	3,698,583
29,800	Modec Inc	741,860
18,200	NEC Corp	565,125
110,200	NET One Systems Co Ltd	2,287,745
79,000	Nichias Corp	1,535,789
26,900	Nichiha Corp	738,339
74,400	Nippo Corp	1,268,882
6,700	Nippon Chemical Industrial Co Ltd	162,494
7,600	Nippon Flour Mills Co Ltd	129,959
11,100	Nippon Sheet Glass Co Ltd	95,018
4,400	Nippon Shokubai Co Ltd	294,090
1,000	Nippon Soda Co Ltd	23,845
1,236,600	Nippon Telegraph & Telephone Corp	51,011,032
4,800	Nippon Valqua Industries Ltd	116,662
27,700	Nisshin Oillio Group Ltd (The)	860,429
58,000	Nisshin Seifun Group Inc	1,222,794
59,600	Nisshinbo Holdings Inc	544,345
14,800	NOF Corp	489,242
98,200	Nomura Real Estate Holdings Inc	1,940,284
3,500	Noritake Co Ltd	174,222
232,300	NTT DOCOMO Inc (b)	5,389,261
17,200	ORIX Corp	279,284
11,800	Osaki Electric Co Ltd	84,774
4,800	Otsuka Holdings Co Ltd	234,619
75,300	Pola Orbis Holdings Inc	2,128,811
47,000	Prima Meat Packers Ltd	892,805
48,400	Resona Holdings Inc (b)	257,351
76,200	Rohto Pharmaceutical Co Ltd	2,415,754
6,200	Sakata INX Corp	73,907
9,700	SBI Holdings Inc	220,535
436,600	Sekisui Chemical Co Ltd	7,103,424
10,500	Shin-Etsu Polymer Co Ltd	76,954
3,000	Shionogi & Co Ltd	198,971
9,200	Shiseido Co Ltd (b)	586,085
123,600	Showa Corp	1,652,409
37,100	Showa Denko KK	1,488,778
27,200	SKY Perfect JSAT Holdings Inc	131,362
5,157,500	Sojitz Corp	18,309,464
10,300	Sony Corp	544,302
1,500	Starzen Co Ltd	58,085
17,700	Sumitomo Bakelite Co Ltd	643,915
4,289,500	Sumitomo Chemical Co Ltd	23,350,752
71,700	Sumitomo Dainippon Pharma Co Ltd (b)	2,344,957
79,200	Sumitomo Mitsui Financial Group Inc (b)	2,915,734
11,100	Sumitomo Mitsui Trust Holdings Inc	445,934
6,800	Sushiro Global Holdings Ltd	373,283
30,000	T-Gaia Corp	640,132
5,000	Taikisha Ltd	140,587

Shares	Description	Value ($)
	Japan — continued
2,900	Taisho Pharmaceutical Holdings Co Ltd	335,970
8,800	Takasago Thermal Engineering Co Ltd	158,126
39,100	Takeda Pharmaceutical Co Ltd	1,471,941
93,200	Tatsuta Electric Wire and Cable Co Ltd	440,627
15,900	Teijin Ltd	274,865
41,800	Tocalo Co Ltd	365,975
10,600	Tochigi Bank Ltd (The)	27,598
7,600	Token Corp	521,343
32,000	Tokio Marine Holdings Inc	1,580,752
82,500	Tokyo Electron Ltd (b)	11,646,441
12,600	Tokyo Gas Co Ltd (b)	324,911
3,900	Tokyo Seimitsu Co Ltd	116,784
104,700	Tokyu Construction Co Ltd (b)	1,057,661
97,100	Tosoh Corp	1,369,321
3,800	Toyo Ink SC Holdings Co Ltd	93,984
14,900	Toyo Suisan Kaisha Ltd	512,150
409,400	Toyota Tsusho Corp	14,154,062
130,200	TS Tech Co Ltd	3,791,230
17,000	Unipres Corp	321,083
5,900	Vital KSK Holdings Inc	63,179
28,000	Wacoal Holdings Corp	764,649
29,700	Warabeya Nichiyo Holdings Co Ltd	512,768
5,700	Yamazen Corp	60,490
12,100	Zeon Corp	123,605

	Total Japan	519,853,125

	Luxembourg — 0.0%
11,700	Orion Engineered Carbons SA	305,604

	Malaysia — 0.2%
2,267,900	Astro Malaysia Holdings Bhd	650,372
195,400	Datasonic Group Bhd	20,780
1,914,100	DRB-Hicom Berhad	849,071
2,124,500	Felda Global Ventures Holdings Bhd	449,321
1,915,800	KSL Holdings Berhad *	323,668
3,216,300	My EG Services Bhd	853,171
154,400	Padini Holdings Berhad	177,317
223,200	Petronas Dagangan Berhad	1,377,772
3,275,700	Supermax Corp Berhad	2,694,246
355,400	Ta Ann Holdings Berhad	164,160
4,617,400	Top Glove Corp Berhad	6,608,676
517,500	UMW Holdings Bhd	624,537

	Total Malaysia	14,793,091

	Mexico — 0.8%
308,862	Arca Continental SAB de CV	1,597,440
1,460,246	Bolsa Mexicana de Valores SAB de CV	2,523,213
300	Cemex SAB de CV Sponsored ADR * (a)	1,542
16,200	Concentradora Fibra Danhos SA de CV (REIT)	19,102
1,388,200	Corp Inmobiliaria Vesta SAB de CV	1,732,373

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Shares	Description	Value ($)
	Mexico — continued
117,000	Credito Real SAB de CV SOFOM ER	116,749
42,500	El Puerto de Liverpool SAB de CV – Class C1	253,199
459,700	Fibra Uno Administracion SA de CV (REIT)	463,003
211,900	Fomento Economico Mexicano SAB de CV	1,836,163
37,500	Fomento Economico Mexicano SAB de CV Sponsored ADR (a)	3,253,125
1,039,200	Gentera SAB de CV	766,875
11,300	Grupo Aeroportuario del Pacifico SAB de CV ADR	786,706
24,000	Grupo Aeroportuario del Pacifico SAB de CV – Class B	167,073
300	Grupo Aeroportuario del Sureste SAB de CV ADR	40,185
36,095	Grupo Aeroportuario del Sureste SAB de CV – Class B	483,531
247,513	Grupo Herdez SAB de CV	506,122
622,700	Grupo Mexico SAB de CV – Series B	1,283,413
641,600	Megacable Holdings SAB de CV CPO	2,925,283
243,600	Mexichem SAB de CV	568,495
229,985	Promotora y Operadora de Infraestructura SAB de CV	2,031,631
249,600	Unifin Financiera SAB de CV SOFOM ENR	527,926
21,519,450	Wal-Mart de Mexico SAB de CV	53,307,654

	Total Mexico	75,190,803

	Netherlands — 0.4%
88,692	ABN AMRO Group NV CVA	2,262,672
94,816	ASR Nederland NV (b)	4,096,955
51,709	ForFarmers NV	508,397
75,816	Heineken Holding NV	6,712,135
976,703	ING Groep NV	11,829,545
8,600	Intertrust NV	138,370
155,882	Koninklijke Ahold Delhaize NV (b)	4,017,109
16,422	Koninklijke Philips NV	622,720
26,905	Signify NV	717,929
1,528	Vastned Retail NV (REIT)	57,223
128,254	Wolters Kluwer NV	7,753,724

	Total Netherlands	38,716,779

	New Zealand — 0.0%
1,232,221	Air New Zealand Ltd	2,610,127

	Norway — 0.7%
32,503	Aker ASA – A Shares	1,859,321
155,436	Aker Solutions ASA *	785,131
17,716	Atea ASA *	247,529
215,795	Austevoll Seafood ASA	2,990,143
66,231	Bakkafrost P/F	3,401,963
162,657	BW LPG Ltd *	638,093

Shares	Description	Value ($)
	Norway — continued
938,565	DNB ASA	16,124,635
110,582	Elkem ASA *	336,688
10,211	Entra ASA	134,550
1,176,048	Equinor ASA (b)	27,548,776
13,894	Grieg Seafood ASA	183,418
384,556	Kongsberg Automotive ASA *	405,367
172,400	Kvaerner ASA *	249,341
340,628	Leroy Seafood Group ASA	2,911,488
61,747	Salmar ASA	3,492,103
24,632	Selvaag Bolig ASA	112,582
23,706	SpareBank 1 Nord Norge	175,161
31,806	SpareBank 1 SR Bank ASA	342,961
341,943	Storebrand ASA	2,687,010
44,373	Subsea 7 SA	479,980
60,406	TGS NOPEC Geophysical Co ASA	1,696,148

	Total Norway	66,802,388

	Pakistan — 0.0%
33,700	Engro Corp Ltd	78,009
1,036,500	Engro Fertilizers Ltd	579,291
205,000	Fauji Cement Co Ltd	34,044
28,000	Fauji Fertilizer Co Ltd	20,219
12,800	Honda Atlas Cars Pakistan Ltd	19,374
37,000	Hub Power Co Ltd (The)	25,704
36,600	Lucky Cement Ltd	132,194
300	Mari Petroleum Co Ltd	3,053
954,300	Oil & Gas Development Co Ltd	1,029,480
174,520	Pakistan Oilfields Ltd	617,930
31,000	Pakistan Petroleum Ltd	38,535

	Total Pakistan	2,577,833

	Philippines — 0.1%
4,171,000	Belle Corp	176,791
839,500	Eagle Cement Corp	248,294
6,735	Globe Telecom Inc	253,446
157,030	Jollibee Foods Corp	835,251
4,079,100	LT Group Inc	1,244,244
676,960	Manila Electric Co	4,973,020
1,217,700	Manila Water Co Inc	626,508
14,698,000	Megaworld Corp	1,265,578
15,386,551	Nickel Asia Corp	651,743
2,216,325	Petron Corp	346,481
1,510,625	Semirara Mining & Power Corp	755,178

	Total Philippines	11,376,534

	Poland — 0.7%
360,703	Asseco Poland SA	4,576,041
247,459	Bank Polska Kasa Opieki SA	7,170,692
36,454	Budimex SA	1,133,957
15,435	CD Projekt SA *	582,407
66,136	Ciech SA	717,015

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Shares	Description	Value ($)
	Poland — continued
267,805	Cyfrowy Polsat SA *	1,587,731
355,602	Enea SA *	1,004,782
1,209,434	Energa SA *	2,907,565
15,945	EPP NV	22,033
72,401	Grupa Azoty SA	624,127
86,319	Grupa Lotos SA	1,866,611
31,006	KRUK SA	1,415,841
909	LPP SA	1,880,190
44,012	Lubelski Wegiel Bogdanka SA *	645,294
146,255	PGE Polska Grupa Energetyczna SA *	452,195
200,038	PLAY Communications SA	852,180
463,485	Polski Koncern Naftowy ORLEN SA	13,475,757
4,577,930	Polskie Gornictwo Naftowe i Gazownictwo SA	7,789,403
379,895	Powszechna Kasa Oszczednosci Bank Polski SA	4,100,260
1,062,147	Powszechny Zaklad Ubezpieczen SA	12,025,532
10,210	Stalprodukt SA	876,516
62,265	Warsaw Stock Exchange	613,978

	Total Poland	66,320,107

	Portugal — 0.0%
36,377	Altri SGPS SA	265,376
62,829	Mota-Engil SGPS SA *	121,692
172,625	Navigator Co SA (The)	725,452
1,238,990	Sonae SGPS SA	1,175,907

	Total Portugal	2,288,427

	Qatar — 0.3%
290,122	Barwa Real Estate Co	3,049,298
174,623	Doha Bank QPSC	1,027,794
118,597	Gulf International Services QSC *	599,287
63,769	Masraf Al Rayan QSC	702,649
25,561	Qatar Electricity & Water Co QSC	1,269,329
232,744	Qatar Gas Transport Co Ltd	1,158,032
100,581	Qatar Insurance Co SAQ	991,744
46,941	Qatar International Islamic Bank QSC	820,438
31,052	Qatar Islamic Bank SAQ	1,295,558
310,426	Qatar National Bank QPSC	17,031,448
48,571	Qatar National Cement Co QSC	763,550
28,093	Qatar Navigation QSC	532,100

	Total Qatar	29,241,227

	Russia — 3.3%
2,683,880	Aeroflot PJSC	4,576,631
6,934,970	Alrosa PJSC	10,309,898
5,939	Etalon Group Plc	11,759
212,550	Gazprom Neft PJSC	1,152,213
13,456,130	Gazprom PJSC Sponsored ADR	64,212,007
306,026	Globaltrans Investment Plc Sponsored GDR (Registered)	2,872,668

Shares	Description	Value ($)
	Russia — continued
46,934,000	Inter RAO UES PJSC	2,865,749
13,375	LSR Group PJSC	25,924
748,904	LUKOIL PJSC Sponsored ADR	55,265,282
248,750	M.Video PJSC *	1,552,287
42,714	Magnit PJSC	2,233,343
249,320	Magnit PJSC Sponsored GDR (Registered)	3,198,229
784,100	Magnitogorsk Iron & Steel OJSC	547,732
53,753	Magnitogorsk Iron & Steel Works PJSC Sponsored GDR (Registered)	482,641
600,307	MMC Norilsk Nickel PJSC ADR	11,356,007
1,414,400	Mobile TeleSystems PJSC Sponsored ADR	10,480,704
5,544,780	Moscow Exchange MICEX-RTS PJSC *	7,407,925
61,950	Novatek PJSC	1,042,885
144,512	Novatek PJSC Sponsered GDR (Registered)	24,658,579
1,291,120	Novolipetsk Steel PJSC	3,057,295
364,544	Novolipetsk Steel PJSC GDR	8,631,730
105,327	PhosAgro PJSC GDR (Registered)	1,409,329
230,417	QIWI Plc Sponsored ADR *	3,465,472
19,580	Raspadskaya OJSC *	36,580
4,539,435	Rostelecom PJSC	4,828,343
7,939	Rostelecom PJSC Sponsored ADR	51,174
106,544,000	RusHydro PJSC	802,419
1,434	RussNeft PJSC *	11,819
60,140	Safmar Financial Investment	524,234
3,517,989	Sberbank of Russia Sponsored ADR	41,957,996
43,340	Severstal PJSC	648,885
373,674	Severstal PJSC GDR (Registered)	5,496,445
1,448,200	Surgutneftegas OJSC	591,252
2,323,711	Surgutneftegas PJSC Sponsored ADR	9,258,771
552,420	Tatneft PJSC	5,857,184
260,814	Tatneft PJSC Sponsored ADR	16,514,684
66,668	TCS Group Holding Plc GDR (Registered)	1,156,141
3,610	TMK PJSC GDR (Registered)	12,003

	Total Russia	308,564,219

	Singapore — 0.1%
69,700	Oversea-Chinese Banking Corp Ltd	574,745
605,200	Sino Grandness Food Industry Group Ltd *	64,507
4,700	United Overseas Bank Ltd	86,299
165,200	Venture Corp Ltd	1,808,830
8,958,300	Yangzijiang Shipbuilding Holdings Ltd	8,158,576
1,255,300	Yanlord Land Group Ltd	1,184,790

	Total Singapore	11,877,747

	South Africa — 2.5%
3,449,632	Absa Group Ltd	38,340,445
39,768	AECI Ltd	260,352

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Shares	Description	Value ($)
	South Africa — continued
1,494,532	African Phoenix Investments Ltd *	49,725
248,111	Alviva Holdings Ltd	318,119
9,112	Anglo American Platinum Ltd	293,124
57,690	Aspen Pharmacare Holdings Ltd	612,647
306,411	Astral Foods Ltd	3,872,163
761,129	AVI Ltd	5,483,502
519,348	Barloworld Ltd	4,309,829
13,549	Bid Corp Ltd	251,207
3,816,558	Blue Label Telecoms Ltd *	1,449,712
59,912	Capitec Bank Holdings Ltd	4,750,647
487,793	Clicks Group Ltd	6,608,154
249,416	Coronation Fund Managers Ltd	803,746
1,185,741	Delta Property Fund Ltd (REIT)	393,534
194,014	Dis-Chem Pharmacies Ltd	452,698
113,720	Discovery Ltd	1,260,827
1,132,215	Emira Property Fund Ltd (REIT)	1,214,279
268,086	Exxaro Resources Ltd	2,513,705
940,200	FirstRand Ltd	4,522,842
195,302	Foschini Group Ltd (The)	2,464,045
3,578,608	Growthpoint Properties Ltd (REIT)	6,101,934
248,377	Hyprop Investments Ltd (REIT)	1,598,583
378,469	Imperial Holdings Ltd	1,731,229
208,284	Invicta Holdings Ltd	525,662
52,957	JSE Ltd	632,207
652,260	Kumba Iron Ore Ltd	11,671,945
985,446	Lewis Group Ltd	2,056,091
972,974	Liberty Holdings Ltd	7,508,329
97,577	Massmart Holdings Ltd	741,269
269,759	Metair Investments Ltd	368,213
246,867	MMI Holdings Ltd *	308,939
399,663	Mondi Ltd	8,788,377
194,804	Motus Holdings Ltd *	1,222,906
906,244	Mr Price Group Ltd	15,750,526
51,797	MTN Group Ltd	326,049
952,078	Murray & Roberts Holdings Ltd	1,058,354
1,222,730	Nedbank Group Ltd	23,402,382
1,528,871	Netcare Ltd	2,835,920
110,969	Old Mutual Ltd	185,208
68,574	Omnia Holdings Ltd	405,075
288,976	Pepkor Holdings Ltd *	442,475
83,026	Pioneer Foods Group Ltd	509,224
557,492	Rebosis Property Fund Ltd (REIT)	120,796
1,483,929	Redefine Properties Ltd (REIT)	1,026,123
120,760	Reinet Investments SCA	1,762,501
84,841	Resilient REIT Ltd	367,259
779,380	Reunert Ltd	4,133,282
1,303,897	RMB Holdings Ltd	7,347,911
1,860,641	SA Corporate Real Estate Ltd (REIT)	522,575
760,245	Sanlam Ltd	4,225,365
39,167	Santam Ltd	901,711
151,092	SPAR Group Ltd (The)	2,133,614
2,183,521	Standard Bank Group Ltd	27,585,156

Shares	Description	Value ($)
	South Africa — continued
1,722,704	Steinhoff International Holdings NV *	222,032
909,829	Telkom SA SOC Ltd	3,724,420
1,644,985	Truworths International Ltd	10,440,200
457,140	Tsogo Sun Holdings Ltd	695,355
47,409	Vodacom Group Ltd	429,449
307,921	Wilson Bayly Holmes-Ovcon Ltd	3,237,586

	Total South Africa	237,271,534

	South Korea — 2.5%
78,520	Aekyung Petrochemical Co Ltd	592,384
669	Amotech Co Ltd *	11,399
653,407	BNK Financial Group Inc	4,482,114
24,501	Cheil Worldwide Inc	513,463
19,747	Chong Kun Dang Pharmaceutical Corp	1,811,145
1,413	CJ Corp	164,866
975	CLIO Cosmetics Co Ltd	11,046
348	Dae Han Flour Mills Co Ltd	57,751
46,450	Daeduck Electronics Co	386,971
3,952	Daelim Industrial Co Ltd	334,419
4,156	Daihan Pharmaceutical Co Ltd	148,714
81,858	Daou Data Corp	694,794
112,953	Daou Technology Inc	2,033,312
129,248	DB Insurance Co Ltd	7,805,647
13,203	DGB Financial Group Inc	103,895
2,789	DongKook Pharmaceutical Co Ltd	153,195
73,053	Dongsuh Cos Inc	1,164,908
74,571	Dongwha Pharm Co Ltd	608,782
524,632	Dongwon Development Co Ltd	1,895,235
77,960	Doosan Heavy Industries & Construction Co Ltd *	792,849
28,170	F&F Co Ltd	1,172,044
2,331	GOLFZON Co Ltd	71,575
24,639	Green Cross Holdings Corp	532,327
6,313	GS Home Shopping Inc	1,101,970
216,842	Hana Financial Group Inc	7,290,430
12,018	Hankook Tire Co Ltd	459,221
127,328	Hankook Tire Worldwide Co Ltd	1,919,257
5,922	Hansol Paper Co Ltd	87,270
15,844	Hanssem Co Ltd	828,278
21,284	Huons Co Ltd	1,387,955
35,943	Hyundai Greenfood Co Ltd	429,022
32,577	Hyundai Home Shopping Network Corp	2,904,325
205,849	Hyundai Hy Communications & Network Co Ltd	806,405
71,004	Hyundai Marine & Fire Insurance Co Ltd	2,535,896
25,052	Hyundai Mobis Co Ltd	4,036,917
12,012	Il Dong Pharmaceutical Co Ltd	238,020
1,474,103	Industrial Bank of Korea	19,526,995
330,047	JB Financial Group Co Ltd	1,682,165
2,015	Kangnam Jevisco Co Ltd	46,759
195,639	Kangwon Land Inc	5,632,724

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Shares	Description	Value ($)
	South Korea — continued
192,283	KB Financial Group Inc	8,104,511
29,956	KEPCO Plant Service & Engineering Co Ltd	824,428
426,937	Kia Motors Corp	11,623,538
184,556	Korea Asset In Trust Co Ltd	768,264
3,598	Korea Zinc Co Ltd	1,367,472
63,469	Korean Reinsurance Co	505,265
9,500	KT Corp Sponsored ADR	139,840
67,372	KT Hitel Co Ltd *	294,866
73,770	KT Skylife Co Ltd	753,835
116,805	KT&G Corp	10,838,005
105,630	Kwang Dong Pharmaceutical Co Ltd	648,328
80,585	Kyobo Securities Co Ltd	675,163
34,866	Kyungdong Pharm Co Ltd	393,475
178,262	LF Corp	3,843,831
188,840	LG Corp	12,184,599
316,487	LG Electronics Inc	20,543,905
117,740	LOTTE Himart Co Ltd	5,510,827
10,978	LS Corp	519,708
25,123	Maeil Holdings Co Ltd	247,247
1,099	Ottogi Corp	726,848
22,172	S&T Motiv Co Ltd	525,921
84,715	Samjin Pharmaceutical Co Ltd	3,284,388
11,356	Samsung SDS Co Ltd	1,993,588
74,706	Seohan Co Ltd	123,356
47,572	Shinhan Financial Group Co Ltd	1,755,208
20,794	Sindoh Co Ltd	894,463
40,331	SK Holdings Co Ltd	10,156,148
645,450	SK Hynix Inc	40,314,887
743,141	SK Telecom Co Ltd Sponsored ADR	21,082,910
73,442	SL Corp	1,065,111
180	Taekwang Industrial Co Ltd	218,278
2,447	Unid Co Ltd	98,204
142,585	Woori Bank *	1,997,025

	Total South Korea	240,479,886

	Spain — 0.4%
34,246	Almirall SA	585,691
417,684	Atlantica Yield Plc	8,194,960
20,485	Banco Santander SA	97,313
37,214	Ebro Foods SA	760,256
284,698	Ence Energia y Celulosa SA	1,801,537
49,099	Endesa SA	1,096,953
31,430	Faes Farma SA	124,339
272,721	Iberdrola SA	2,040,178
2,370,389	International Consolidated Airlines Group SA	19,004,728
6,003	Papeles y Cartones de Europa SA	114,373
108,104	Repsol SA	1,862,236
298,296	Unicaja Banco SA	360,477
2,917	Viscofan SA	167,024

	Total Spain	36,210,065

Shares	Description	Value ($)
	Sweden — 1.0%
53,593	Alfa Laval AB (b)	1,156,212
11,222	Betsson AB *	90,746
10,344	Bufab AB	104,157
7,719	Castellum AB	135,362
67,192	Electrolux AB – Series B	1,529,301
43,873	Epiroc AB – Class A *	359,467
36,123	Granges AB	366,909
44,036	Hemfosa Fastigheter AB	348,436
34,467	Hexpol AB	304,674
168,645	Kindred Group Plc SDR	1,648,740
145,182	Klovern AB – B Shares	166,919
8,541	L E Lundbergforetagen AB – B Shares	255,946
1,364	Loomis AB – Class B	45,976
17,891	Mr. Green & Co AB *	135,870
41,964	Nobina AB	269,494
4,360	Nolato AB – B Shares	189,687
11,253	Nordea Bank Abp	99,940
44,036	Nyfosa AB *	206,064
58,030	Oriflame Holding AG	1,464,185
29,365	Peab AB	238,650
120,125	Resurs Holding AB	775,938
1,066,540	Sandvik AB	15,839,281
133,066	SAS AB *	327,378
9,510	Skandinaviska Enskilda Banken AB – Class A	99,200
56,667	SKF AB – B Shares	896,706
173,655	SSAB AB – Series A	623,241
2,507,924	Svenska Cellulosa AB SCA – Class B	20,217,748
360,272	Swedbank AB – A Shares	8,381,205
194,459	Swedish Match AB	7,599,960
11,197	Telefonaktiebolaget LM Ericsson – B Shares	93,976
39,741	Volvo AB – A Shares	552,005
2,252,153	Volvo AB – B Shares	31,425,135

	Total Sweden	95,948,508

	Switzerland — 1.4%
12,612	ALSO Holding AG (Registered) *	1,412,046
4,534	Ascom Holding AG (Registered)	66,308
25,652	BKW AG	1,746,204
9,609	Bobst Group SA (Registered)	717,727
1,186	Bossard Holding AG (Registered) – A Shares	186,128
4,941	Bucher Industries AG (Registered)	1,349,619
10,992	Ceva Logistics AG *	327,224
14,411	Galenica AG *	670,742
105,455	GAM Holding AG *	555,761
11,874	Georg Fischer AG (Registered)	9,269,326
390	Gurit Holding AG	385,097
464	Helvetia Holding AG (Registered)	287,280
2,133	Inficon Holding AG (Registered) *	1,010,180
9,168	Kardex AG (Registered) *	1,091,508

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Shares	Description	Value ($)
	Switzerland — continued
4,120	Landis+Gyr Group AG *	256,625
94	Lonza Group AG (Registered) *	30,490
160,932	Nestle SA (Registered)	13,729,591
375,245	Novartis AG (Registered)	34,260,403
8,573	Orior AG	711,832
19,987	Roche Holding AG	5,152,095
133,258	Roche Holding AG – Genusschein	34,591,637
157,625	Sika AG (Registered) (b)	19,559,807
7,290	Swatch Group AG (The) (Registered)	427,313
1,531	Swiss Re AG	140,056
2,080	Swissquote Group Holding SA (Registered)	99,526
1,962	Zehnder Group AG – Class RG	72,370
7,960	Zurich Insurance Group AG	2,502,032

	Total Switzerland	130,608,927

	Taiwan — 5.8%
302,000	Ability Enterprise Co Ltd	144,572
656,000	AcBel Polytech Inc	401,686
5,000	Acter Co Ltd	29,138
177,000	Actron Technology Corp	545,735
20,000	Advanced Wireless Semiconductor Co	26,135
559,000	Advantech Co Ltd	4,252,838
2,045,000	Alpha Networks Inc	1,063,556
485,000	AmTRAN Technology Co Ltd *	193,439
509,000	Arcadyan Technology Corp	1,129,808
956,000	Asia Vital Components Co Ltd	726,842
4,757,799	Asustek Computer Inc	33,786,430
57,000	Aten International Co Ltd	152,766
1,954,000	Catcher Technology Co Ltd	16,898,509
3,343,000	Cathay Financial Holding Co Ltd	5,290,219
41,000	Cathay Real Estate Development Co Ltd	26,689
3,191,000	Chailease Holding Co Ltd	10,023,261
317,000	Chaun-Choung Technology Corp	1,006,812
452,660	Chicony Electronics Co Ltd	888,148
478,310	Chicony Power Technology Co Ltd	676,366
7,284,000	China Development Financial Holding Corp	2,375,729
66,000	China General Plastics Corp	46,283
2,377,000	China Life Insurance Co Ltd	2,260,584
566,000	China Motor Corp	424,306
1,232,000	Chin-Poon Industrial Co Ltd	1,547,749
139,000	Chlitina Holding Ltd	1,101,426
351,000	Chong Hong Construction Co Ltd	903,524
2,882,000	Chunghwa Telecom Co Ltd	10,034,432
59,100	Chunghwa Telecom Co Ltd Sponsored ADR	2,052,543
141,000	Cleanaway Co Ltd	773,029
4,923,000	Coretronic Corp	6,432,687
21,512,000	CTBC Financial Holding Co Ltd	14,330,737
813,000	CTCI Corp	1,202,332
50,000	Cyberlink Corp	111,280

Shares	Description	Value ($)
	Taiwan — continued
61,000	Depo Auto Parts Ind Co Ltd	136,467
848,600	Elan Microelectronics Corp	1,957,068
297,000	Elite Material Co Ltd	707,138
642,000	Elitegroup Computer Systems Co Ltd *	274,284
703,000	Everlight Electronics Co Ltd	711,517
505,000	Far Eastern Department Stores Ltd	262,965
2,232,000	Far Eastern New Century Corp	2,069,231
801,000	Far EasTone Telecommunications Co Ltd	1,888,184
603,000	Farglory Land Development Co Ltd	705,583
475,000	Feng TAY Enterprise Co Ltd	3,033,878
313,000	FLEXium Interconnect Inc	824,702
244,000	Formosa Advanced Technologies Co Ltd	258,364
3,191,000	Formosa Chemicals & Fibre Corp	11,084,031
1,445,000	Formosa Petrochemical Corp	5,252,368
2,856,000	Formosa Plastics Corp	9,306,555
498,000	Formosa Taffeta Co Ltd	544,420
4,869,000	Foxconn Technology Co Ltd	9,871,151
13,871,000	Fubon Financial Holding Co Ltd	22,045,715
267,000	General Interface Solution Holding Ltd	892,846
8,054,000	Gigabyte Technology Co Ltd	10,229,089
722,000	Globalwafers Co Ltd	8,658,207
10,024,000	Grand Pacific Petrochemical	7,308,032
3,283,830	Great Wall Enterprise Co Ltd	3,463,198
548,000	Greatek Electronics Inc	746,232
272,000	Green Seal Holding Ltd	325,367
278,000	HannStar Display Corp	67,330
3,183,000	Highwealth Construction Corp	4,859,841
2,171,000	Holtek Semiconductor Inc	4,171,013
3,023,600	Hon Hai Precision Industry Co Ltd	7,098,183
564,000	HTC Corp *	834,057
669,000	Huaku Development Co Ltd	1,375,194
615,300	IEI Integration Corp	639,222
6,000	Innodisk Corp	20,551
3,255,000	Innolux Corp	1,086,816
196,000	International Games System Co Ltd	946,209
2,309,000	Inventec Corp	1,662,561
889,000	ITEQ Corp	1,413,145
56,000	King Slide Works Co Ltd	610,929
443,000	Kinik Co	795,690
143,000	Kung Long Batteries Industrial Co Ltd	669,970
11,000	LCY Chemical Corp	18,678
75,000	Lion Travel Service Co Ltd	218,676
1,888,000	Lite-On Semiconductor Corp	1,941,720
1,268,000	Macronix International	843,920
374,000	Makalot Industrial Co Ltd	2,193,430
91,000	MediaTek Inc	704,827
3,955,776	Mercuries Life Insurance Co Ltd *	1,687,185
192,000	Micro-Star International Co Ltd	455,029
3,437,899	Mitac Holdings Corp	3,163,179
10,941,000	Nan Ya Plastics Corp	26,474,602

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Shares	Description	Value ($)
	Taiwan — continued
448,000	Nantex Industry Co Ltd	420,088
3,927,000	Nanya Technology Corp	7,845,980
5,468,000	Novatek Microelectronics Corp	23,165,817
176,000	On-Bright Electronics Inc	1,117,837
4,062,445	OptoTech Corp	2,478,277
4,696,000	Pegatron Corp	8,010,215
978,000	Phison Electronics Corp	7,998,264
44,000	Pixart Imaging Inc	135,708
12,035,566	Pou Chen Corp	13,126,332
4,111,000	Quanta Computer Inc	6,688,823
840,000	Quanta Storage Inc	644,778
10,057,020	Radiant Opto-Electronics Corp	27,648,110
1,430,000	Realtek Semiconductor Corp	6,618,080
504,000	Rechi Precision Co Ltd	388,660
814,240	Ruentex Development Co Ltd	1,298,134
2,062,600	Ruentex Industries Ltd	6,117,216
607,000	Sercomm Corp	1,237,921
672,000	Sheng Yu Steel Co Ltd	428,427
299,000	Shin Zu Shing Co Ltd	830,786
215,000	Shinkong Insurance Co Ltd	249,316
8,600	Silicon Motion Technology Corp ADR	308,482
800,400	Simplo Technology Co Ltd	4,885,808
445,000	Sinbon Electronics Co Ltd	1,163,442
762,000	Sitronix Technology Corp	2,759,213
416,000	Soft-World International Corp	977,539
141,000	Standard Chemical & Pharmaceutical Co Ltd	140,743
2,755,000	Sunplus Technology Co Ltd	1,069,086
647,750	Syncmold Enterprise Corp	1,443,222
893,000	Synnex Technology International Corp	1,054,264
8,000	Systex Corp	16,389
126,000	TaiDoc Technology Corp	646,269
27,000	Taiwan Fertilizer Co Ltd	38,745
2,079,000	Taiwan Semiconductor Co Ltd	3,860,213
1,321,823	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR (a)	49,687,327
132,000	Taiwan Styrene Monomer	103,709
1,834,000	Taiwan Surface Mounting Technology Corp	2,174,136
2,633,000	Teco Electric and Machinery Co Ltd	1,471,290
5,000	Thinking Electronic Industrial Co Ltd	13,295
472,000	Tong Hsing Electronic Industries Ltd	1,751,013
560,700	TOPBI International Holdings Ltd	1,598,557
1,038,188	Topco Scientific Co Ltd	2,394,610
626,000	Transcend Information Inc	1,389,225
1,132,000	Tripod Technology Corp	3,073,094
694,000	TXC Corp	784,865
4,075,000	Uni-President Enterprises Corp	9,586,806
2,111,000	United Integrated Services Co Ltd (c)	4,399,335
587,000	United Microelectronics Corp	219,335
176,000	Wah Lee Industrial Corp	288,953
2,295,000	Walsin Lihwa Corp	1,384,301

Shares	Description	Value ($)
	Taiwan — continued
1,477,000	Waterland Financial Holdings Co Ltd	482,624
1,271,000	Win Semiconductors Corp	5,269,524
303,798	Wistron NeWeb Corp	762,234
531,000	WPG Holdings Ltd	648,320
585,000	YC INOX Co Ltd	470,065
690,000	Youngtek Electronics Corp	917,701
23,000	Yulon Nissan Motor Co Ltd	172,292
14,458,000	Yuanta Financial Holding Co Ltd	7,394,470
3,000	Zeng Hsing Industrial Co Ltd	13,830
3,627,000	Taiwan Semiconductor Manufacturing Co Ltd	26,786,456

	Total Taiwan	545,417,690

	Thailand — 1.0%
1,095,400	AP Thailand Pcl (Foreign Registered)	226,826
169,400	AP Thailand Pcl NVDR	35,078
1,058,200	Com7 Pcl NVDR	613,987
218,300	Esso Thailand Pcl NVDR	81,645
457,000	Glow Energy Pcl (Foreign Registered)	1,209,825
33,200	Glow Energy Pcl NVDR	87,891
8,418,400	Home Product Center Pcl NVDR	3,896,499
5,162,200	Indorama Ventures Pcl NVDR	8,511,011
464,800	MC Group Pcl (Foreign Registered)	164,272
922,900	MC Group Pcl NVDR	326,176
400,500	Mega Lifesciences Pcl (Foreign Registered)	397,497
540,500	Mega Lifesciences Pcl NVDR	536,446
418,800	Pruksa Holding Pcl (Foreign Registered)	237,134
1,798,600	Pruksa Holding Pcl NVDR	1,018,407
6,213,800	PTT Global Chemical Pcl NVDR	14,901,481
10,421,000	PTT Pcl (Foreign Registered)	15,671,069
6,020,700	PTT Pcl NVDR	9,054,080
3,137,400	SC Asset Corp Pcl (Foreign Registered)	328,839
760,900	Siam Cement Pcl (The) (Foreign Registered)	10,242,925
9,725,800	Star Petroleum Refining Pcl	3,561,915
2,530,300	Star Petroleum Refining Pcl (Foreign Registered)	926,682
1,722,150	Supalai Pcl (Foreign Registered)	1,064,773
371,950	Supalai Pcl NVDR	229,970
15,562,500	Thai Beverage Pcl	7,149,108
286,700	Thai Oil Pcl (Foreign Registered)	665,430
1,054,700	Thai Oil Pcl NVDR	2,447,956
4,269,600	Thanachart Capital Pcl (Foreign Registered)	6,913,149
104,800	Thanachart Capital Pcl NVDR	170,022
1,638,600	TTW Pcl (Foreign Registered)	607,805
1,630,800	TTW Pcl NVDR	604,911

	Total Thailand	91,882,809

	Turkey — 1.8%
6,558,937	Akbank Turk AS	9,653,182

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Shares	Description	Value ($)
	Turkey — continued
10,332	Akcansa Cimento AS	13,197
290,691	Aksa Akrilik Kimya Sanayii AS	463,342
63,035	Albaraka Turk Katilim Bankas AS	15,233
1,238,239	Anadolu Cam Sanayii AS	665,652
2,253,935	Aselsan Elektronik Sanayi Ve Ticaret AS	11,545,673
11,382	Aygaz AS	25,563
855,813	BIM Birlesik Magazalar AS	13,871,742
6,629	Borusan Mannesmann Boru Sanayi ve Ticaret AS	10,184
13,900	Cimsa Cimento Sanayi VE Ticaret AS	19,408
154,818	Coca-Cola Icecek AS	867,622
4,934,642	Dogan Sirketler Grubu Holding AS *	1,089,623
2,296,644	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	1,331,547
15,063,636	Emlak Konut Gayrimenkul Yatirim Ortakligi AS (REIT)	4,686,455
1,714,698	Enerjisa Enerji AS	1,638,156
1,046,568	Enka Insaat ve Sanayi AS	941,588
6,707,416	Eregli Demir ve Celik Fabrikalari TAS	9,771,673
268,026	Ford Otomotiv Sanayi AS	2,781,939
2,601,295	Haci Omer Sabanci Holding AS	4,109,526
1,475,077	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS *	1,722,042
4,036,058	KOC Holding AS	11,878,137
350,005	Kordsa Teknik Tekstil AS	680,470
2,020	Logo Yazilim Sanayi Ve Ticaret AS *	12,599
223,214	Mavi Giyim Sanayi Ve Ticaret AS – Class B	1,612,346
33,887	Otokar Otomotiv Ve Savunma Sanayi AS	554,704
2,741,842	Petkim Petrokimya Holding AS	2,790,263
446,882	Selcuk Ecza Deposu Ticaret ve Sanayi AS	249,588
8,281,939	Soda Sanayii AS	11,365,141
591,302	TAV Havalimanlari Holding AS	2,658,928
583,638	Tekfen Holding AS	2,243,804
272,606	Tofas Turk Otomobil Fabrikasi AS	1,014,462
2,438,394	Trakya Cam Sanayii AS	1,458,769
490,789	Tupras Turkiye Petrol Rafineriler AS	11,755,193
3,285	Turk Traktor ve Ziraat Makineleri AS	22,606
2,553,439	Turkcell Iletisim Hizmetleri AS	6,220,309
77,800	Turkcell Iletisim Hizmetleri AS ADR	468,356
8,722,157	Turkiye Garanti Bankasi AS	13,820,005
2,090,384	Turkiye Halk Bankasi AS	2,890,615
18,220,894	Turkiye Is Bankasi – Class C	14,902,308
8,723,512	Turkiye Sinai Kalkinma Bankasi AS	1,322,238
10,845,500	Turkiye Vakiflar Bankasi TAO – Class D	8,354,763
297,776	Ulker Biskuvi Sanayi AS *	890,929
83,452	Verusa Holding AS	242,031
24,364,866	Yapi ve Kredi Bankasi AS *	8,084,238

	Total Turkey	170,716,149

Shares	Description	Value ($)
	United Arab Emirates — 0.2%
468,261	Abu Dhabi Commercial Bank PJSC	1,001,167
3,193,793	Air Arabia PJSC	886,706
1,228,018	Al Waha Capital PJSC	564,202
2,280,909	DAMAC Properties Dubai Co PJSC	1,160,663
6,549,332	Dana Gas PJSC	1,649,672
42,810	DP World Ltd	701,072
2,566,319	Dubai Investments PJSC	944,949
693,522	Dubai Islamic Bank PJSC	990,658
559,291	Emaar Development PJSC	753,707
1,669,234	Emaar Malls PJSC	818,876
2,967,815	Emaar Properties PJSC	3,651,589
526,964	Emirates Telecommunications Group Co PJSC	2,387,418
191,784	First Abu Dhabi Bank PJSC	711,045
7,679,193	RAK Properties PJSC	1,068,063

	Total United Arab Emirates	17,289,787

	United Kingdom — 4.0%
1,756,791	3i Group Plc	18,766,448
31,563	888 Holdings Plc	66,290
50,460	Ashmore Group Plc	239,680
114,804	Ashtead Group Plc	2,588,605
383,972	AstraZeneca Plc	29,899,566
12,275	AVEVA Group Plc	402,154
428,591	Aviva Plc	2,227,988
149,436	BAE Systems Plc	939,408
166,190	Barratt Developments Plc	982,635
42,321	Beazley Plc	302,167
165,904	Bellway Plc	5,384,576
285,279	Berkeley Group Holdings Plc (The)	11,757,687
150,120	Bovis Homes Group Plc	1,648,644
14,100	BP Plc Sponsored ADR	568,935
618,284	British American Tobacco Plc	21,647,251
34,500	British American Tobacco Plc Sponsored ADR	1,203,015
90,727	Britvic Plc	991,457
157,717	BT Group Plc	527,786
38,180	Central Asia Metals Plc	103,703
61,407	Close Brothers Group Plc	1,181,152
63,063	CMC Markets Plc	90,487
400,916	Coca-Cola HBC AG *	11,992,314
289,979	Compass Group Plc	6,218,604
77,788	Computacenter Plc	1,066,127
41,600	Dart Group Plc	444,272
18,600	Diageo Plc Sponsored ADR (a)	2,684,910
44,818	Drax Group Plc	224,283
284,793	EI Group Plc *	670,090
791,526	Electrocomponents Plc	5,202,706
60,746	Evraz Plc	354,006
1,436,413	Ferrexpo Plc	3,228,824
18,445	Fevertree Drinks Plc	564,775
74,366	Galliford Try Plc	683,226

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued

5,796	Games Workshop Group Plc	224,606

4,607	GlaxoSmithKline Plc	95,503

853,900	GlaxoSmithKline Plc Sponsored ADR	35,752,793

5,492	Go – Ahead Group Plc	120,797

33,940	Grafton Group Plc	307,084

75,152	Grainger Plc	243,143

22,804	Hikma Pharmaceuticals Plc	520,198

10,527	Hostelworld Group Plc	27,425

82,500	HSBC Holdings Plc Sponsored ADR (a)	3,509,550

1,012,572	IG Group Holdings Plc	7,651,319

49,961	Imperial Brands Plc	1,540,005

450,562	Inchcape Plc	3,344,939

564,321	Indivior Plc *	736,119

18,116	Intermediate Capital Group Plc	235,318

29,216	International Personal Finance Plc	81,280

20,177	J Sainsbury Plc	78,626

208,527	JD Sports Fashion Plc	1,054,802

88,201	John Laing Group Plc	368,985

69,405	Land Securities Group Plc (REIT)	721,684

4,118,887	Legal & General Group Plc	12,899,114

10,140,136	Lloyds Banking Group Plc	7,177,088

138,383	McBride Plc *	236,880

43,026	Mondi Plc	942,180

56,323	Morgan Sindall Group Plc	882,425

42,620	N Brown Group Plc	63,157

72,655	Next Plc	4,536,576

228,100	Nomad Foods Ltd *	4,612,182

5,700	Northgate Plc	28,106

45,016	Numis Corp Plc	157,249

58,020	Pagegroup Plc	369,192

48,907	Paragon Banking Group Plc	262,601

297,060	Pearson Plc	3,657,877

1,192,163	Persimmon Plc	28,976,346

352,563	Plus500 Ltd	6,833,131

73,316	Premier Oil Plc *	66,209

855,023	QinetiQ Group Plc	3,247,882

199,667	Reckitt Benckiser Group Plc	16,620,613

162,878	Redrow Plc	975,092

24,918	Rotork Plc	83,473

129,650	Royal Dutch Shell Plc – Class A	3,921,618

44,700	Royal Dutch Shell Plc – Class A Sponsored ADR	2,699,880

51,200	Royal Dutch Shell Plc – Class B Sponsored ADR (a)	3,175,936

307,878	Royal Mail Plc	1,259,584

49,770	RPS Group Plc	98,574

32,336	Safestore Holdings Plc (REIT)	217,778

42,546	Savills Plc	395,125

6,363	Schroders Plc	205,735

176,039	Segro Plc (REIT)	1,358,190

296,491	Shire Plc ADR	52,057,890

47,764	Softcat Plc	367,274

Shares	Description	Value ($)

	United Kingdom — continued

104,006	Spectris Plc	3,184,526

18,686	St Modwen Properties Plc	91,284

203,686	Stock Spirits Group Plc	496,530

383,501	Tate & Lyle Plc	3,515,029

397,051	Taylor Wimpey Plc	681,034

71,949	TUI AG	1,027,817

290,043	Unilever Plc	15,718,653

372,260	Vesuvius Plc	2,511,954

136,184	William Hill Plc	281,725

44,897	WPP Plc	495,597

	Total United Kingdom	377,857,053

	United States — 9.0%

135,090	3M Co. (b)	28,087,913

167,957	Abbott Laboratories (a)	12,437,216

143,955	Accenture Plc – Class A	23,683,477

48,757	Alphabet, Inc. – Class C * (b)	53,361,124

198,193	American Express Co. (a)	22,251,128

60,977	Amphenol Corp. – Class A (a)	5,362,317

60,092	Anthem, Inc.	17,430,886

235,052	Apple, Inc.	41,975,586

240,000	Arconic, Inc. (a) (d)	5,155,200

501,946	ARRIS International Plc *	15,510,131

118,210	Avista Corp. (a)	6,149,284

31,681	Becton Dickinson and Co. (a)	8,007,373

294,900	Bemis Co., Inc.	14,379,324

900	Booking Holdings, Inc. *	1,702,692

250,000	Campbell Soup Co. (a) (d)	9,800,000

285,100	Cars.com, Inc. * (a)	7,375,537

378,504	Cisco Systems, Inc. (a)	18,118,986

281,054	Coca-Cola Co. (The) (a)	14,165,122

244,105	Cognizant Technology Solutions Corp. – Class A	17,387,599

109,322	Costco Wholesale Corp. (a)	25,283,992

102,070	CVS Health Corp.	8,186,015

454,930	Discovery, Inc. – Class C * (b)	12,706,195

68,786	Electro Scientific Industries, Inc. *	2,022,308

65,688	Esterline Technologies Corp. *	7,799,136

1,469,404	EveryWare Global, Inc. * (e)	2,571,457

73,316	Facebook, Inc. – Class A *	10,308,963

58,898	Honeywell International, Inc.	8,643,282

20,000	II-VI, Inc. *	748,400

132,296	Integrated Device Technology, Inc. *	6,342,270

26,803	International Flavors & Fragrances, Inc. (d)	3,763,917

190,135	Johnson & Johnson	27,930,832

452,690	Liberty Media Corp.-Liberty SiriusXM – Class C *	18,161,923

30,446	Macquarie Infrastructure Corp. (a)	1,269,598

27,886	Mastercard, Inc. – Class A (a)	5,607,038

266,848	Medtronic Plc	26,025,685

248,108	Merck & Co., Inc.	19,684,889

378,508	Microsoft Corp.	41,972,752

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Shares	Description	Value ($)
	United States — continued
736,554	Newfield Exploration Co. *	12,484,590
437,500	Nielsen Holdings Plc (a) (d)	11,886,875
102,546	NxStage Medical, Inc. *	2,895,899
1,960,195	OneMarket Ltd. *	1,131,208
692,342	Oracle Corp.	33,758,596
32,110	PepsiCo, Inc. (a)	3,915,493
112,389	Philip Morris International, Inc. (a) (b)	9,725,020
103,795	QUALCOMM, Inc. (a)	6,047,097
145,200	Red Hat, Inc. * (d)	25,926,912
58,884	Tenet Healthcare Corp. * (a)	1,535,106
189,387	Texas Instruments, Inc.	18,910,292
332,410	TJX Cos., Inc. (The)	16,238,229
378,501	Twenty-First Century Fox, Inc. – Class A (d)	18,724,444
453,041	Twenty-First Century Fox, Inc. – Class B (d)	22,212,600
102,395	UnitedHealth Group, Inc.	28,809,857
277,873	United Technologies Corp. (d)	33,856,083
437,221	US Bancorp	23,811,056
38,200	Visa, Inc. – Class A	5,413,322
455,935	Wells Fargo & Co.	24,748,152

	Total United States	853,400,378

	TOTAL COMMON STOCKS (COST $6,389,352,179)	6,067,574,743

	PREFERRED STOCKS (f) — 1.1%

	Brazil — 0.3%
648,400	Banco do Estado do Rio Grande do Sul SA – Class B	3,660,196
1,528,200	Braskem SA – Class A	21,421,268
124,975	Centrais Eletricas Brasileiras SA – Class B *	916,399

	Total Brazil	25,997,863

	Colombia — 0.0%
42,707	Banco Davivienda SA	429,447
71,100	Bancolombia SA Sponsored ADR	2,844,711

	Total Colombia	3,274,158

	Germany — 0.2%
39,216	Bayerische Motoren Werke AG	2,859,842
4,366	Draegerwerk AG & Co KGaA	238,645
55,031	Henkel AG & Co KGaA	6,378,301
21,599	RWE AG	396,709
13,774	Schaeffler AG	119,186
9,835	Sixt SE	671,093
23,356	Volkswagen AG	3,964,143

	Total Germany	14,627,919

Shares / Par Value†	Description	Value ($)
	Russia — 0.2%
87,589	Bashneft PJSC	2,411,812
4,133,800	Sberbank of Russia PJSC	10,419,322
7,176,800	Surgutneftegas OJSC	4,047,098
1,473	Transneft PJSC	3,855,349

	Total Russia	20,733,581

	South Korea — 0.4%
96,668	LG Electronics Inc	2,562,106
1,139,074	Samsung Electronics Co Ltd	34,450,564
5,004	Samsung Electronics Co Ltd GDR	3,756,776

	Total South Korea	40,769,446

	Taiwan — 0.0%
220,277	CTBC Financial Holding Co Ltd	449,203

	TOTAL PREFERRED STOCKS (COST $116,501,028)	105,852,170

	RIGHTS/WARRANTS — 0.0%

	Australia — 0.0%
142,288	Cromwell Property Group, Expires 12/13/18 *	—

	Brazil — 0.0%
1,356,680	Oi SA ADR, Expires 01/03/19 *	217,069

	Canada — 0.0%
449,600	Alignvest Acquisition II Corp *	101,517

	United States — 0.0%
2,616,810	Media General, Inc. CVR * (e)	130,840

	TOTAL RIGHTS/WARRANTS (COST $851,048)	449,426

	INVESTMENT FUNDS — 0.7%

	United States — 0.7%
961,800	Altaba, Inc. *	63,084,462
23,986	iShares Core MSCI Emerging Markets ETF	1,186,587

	Total United States	64,271,049

	TOTAL INVESTMENT FUNDS (COST $59,529,607)	64,271,049

	DEBT OBLIGATIONS — 28.1%

	Italy — 0.0%
	Corporate Debt — 0.0%
1,243,000	Intesa Sanpaolo SPA, 144A, 3.88%, due 07/14/27	1,013,566
3,977,000	Intesa Sanpaolo SPA, 144A, 4.38%, due 01/12/48	2,823,747

	Total Italy	3,837,313

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Par Value†	Description	Value ($)
	Jamaica — 0.1%
	Corporate Debt — 0.1%
4,679,000	Digicel Ltd., Reg S, 6.75%, due 03/01/23	3,766,595
2,530,000	Digicel Ltd, 144A, 6.00%, due 04/15/21	2,235,887
2,031,000	Digicel Group Ltd, 144A, 8.25%, due 09/30/20	1,355,693

	Total Jamaica	7,358,175

	Luxembourg — 0.1%
8,571,408	SkillSoft Corp., 1st Lien Term Loan, 7.09%, due 04/28/21 (e)	7,928,552

	Puerto Rico — 0.1%
	Asset-Backed Securities — 0.0%
1,467,201	GDB Debt Recovery Authority of Commonwealth Puerto Rico, 7.50%, due 08/20/40	1,096,732
2,529,600	Puerto Rico Commonwealth Government Employees Retirement System – Class A, 6.20%, due 07/01/42 (g)	863,226
587,400	Puerto Rico Commonwealth Government Employees Retirement System – Class A, 6.20%, due 07/01/39 (g)	200,450

		2,160,408

	Municipal Obligations — 0.1%
1,518,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, 6.05%, due 07/01/28	1,134,705
3,357,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 4.90%, due 07/01/20	3,029,692
1,114,834	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 6.00%, due 07/01/44	1,070,241
902,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 6.00%, due 07/01/47	861,410
1,000,000	Puerto Rico Public Buildings Authority, 5.00%, due 07/01/32 (g)	606,250
1,030,000	Puerto Rico Public Buildings Authority, 5.25%, due 07/01/42 (g)	606,413

		7,308,711

	Total Puerto Rico	9,469,119

	Spain — 0.0%
	Bank Loans — 0.0%
773,669	Abengoa S.A., Term Loan Escrow, 144A, 7.00%, due 03/31/21 (e)	812,352
371,084	ABG Orphan Holdco S.a r.l., USD Facility 1A Escrow Tranche, 144A, 7.00%, due 03/31/21 (e)	389,638
601,764	ABG Orphan Holdco S.a r.l., Term Loan Escrow 2, 144A, 7.00%, due 03/31/21 (e)	631,852

		1,833,842

Par Value†	Description	Value ($)
	Spain — continued
	Corporate Debt — 0.0%
709,449	ABG Orphan Holdco S.a.r.l., 144A, 14.00%, due 02/28/21 (e)	748,469
737,415	ABG Orphan Holdco S.a.r.l., 144A, 14.00%, due 02/28/21 (e)	763,225

		1,511,694

	Total Spain	3,345,536

	United States — 27.8%
	Asset-Backed Securities — 3.7%
13,887,087	AccessLex Institute, Series 07-1, Class A4, Variable Rate, 3 mo. LIBOR + 0.06%, 2.55%, due 01/25/23	13,649,583
707,275	AMMC CLO 21 Ltd., Series 17-21A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.85%, 3.41%, due 11/02/30	707,977
3,278,000	AMMC CLO XI Ltd., Series 12-11A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.17%, due 04/30/31	3,277,495
2,586,393	AMMC CLO XII Ltd., Series 13-12A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.27%, due 11/10/30	2,586,365
1,034,557	AMMC CLO XIII Ltd., Series 13-13A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.95%, 3.44%, due 07/24/29	1,036,610
1,655,470	AMMC CLO XIV Ltd., Series 14-14A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.95%, 3.44%, due 07/25/29	1,658,129
348,426	Anchorage Capital CLO Ltd., Series 15-6A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.90%, 3.34%, due 07/15/30	348,767
908,290	Anchorage Capital CLO Ltd., Series 13-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.09%, due 10/13/30	908,275
2,293,060	Apidos CLO XII, Series 13-12A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.04%, due 04/15/31	2,289,896
1,043,000	Apidos CLO XV, Series 13-15A, Class XRR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.07%, due 04/20/31	1,042,984
2,482,058	Apidos CLO XVI, Series 13-16A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 0.98%, 3.43%, due 01/19/25	2,480,810
894,000	Ares XXXIIR CLO Ltd., Series 14-32RA, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.22%, due 05/15/30	893,991
1,109,007	Atlas Senior Loan Fund III Ltd., Series 13-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.24%, due 11/17/27	1,108,998
894,000	Atlas Senior Loan Fund XI Ltd., Series 18-11A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 3.09%, due 07/26/31	893,940

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Par Value†	Description	Value ($)
	United States — continued
	Asset-Backed Securities — continued
689,577	Avery Point III CLO Ltd., Series 13-3A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 1.12%, 3.56%, due 01/18/25	689,675
1,240,408	Avery Point IV CLO Ltd., Series 14-1A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 1.10%, 3.59%, due 04/25/26	1,240,576
12,983,251	B&M CLO Ltd., Series 14-1A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 0.73%, 3.17%, due 04/16/26	12,928,683
2,431,957	Babson CLO Ltd., Series 14-IA, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.15%, 3.62%, due 07/20/25	2,432,441
565,820	Bain Capital Credit CLO, Series 17-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 3.27%, due 07/20/30	565,813
953,600	Barings CLO Ltd., Series 18-2A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.04%, due 04/15/30	953,586
1,637,056	Bayview Commercial Mortgage Pass-Through Trust, Series 06-SP1, Class M3, 144A, Variable Rate, 1 mo. LIBOR + 0.57%, 2.88%, due 04/25/36	1,632,013
551,675	Benefit Street Partners CLO III Ltd., Series 13-IIIA, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.85%, 3.32%, due 07/20/29	551,947
319,286	Black Diamond CLO Ltd., Series 17-IA, Class X, 144A, Variable Rate, 3 mo. LIBOR + 1.00%, 3.49%, due 04/24/29	319,662
1,341,000	BlueMountain CLO Ltd., Series 15-4A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.55%, 3.02%, due 04/20/30	1,340,980
894,000	BlueMountain CLO Ltd., Series 15-3A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.07%, due 04/20/31	893,987
938,130	Brookside Mill CLO Ltd., Series 13-1A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.05%, due 01/17/28	938,115
1,411,881	Canyon Capital CLO Ltd., Series 16-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.70%, 3.14%, due 07/15/31	1,411,859
2,709,091	Carlyle Global Market Strategies CLO Ltd., Series 14-2RA, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.70%, 3.32%, due 05/15/31	2,709,064
905,312	Catamaran CLO Ltd., Series 14-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.07%, due 04/22/30	905,132
2,574,481	CBAM Ltd., Series 17-3A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.70%, 3.15%, due 10/17/29	2,575,804
4,243,650	CBAM Ltd., Series 17-4A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.04%, due 01/15/31	4,243,586

Par Value†	Description	Value ($)
	United States — continued
	Asset-Backed Securities — continued
2,235,000	Cent CLO, Series C17A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.17%, due 04/30/31	2,235,094
1,697,460	CIFC Funding II Ltd., Series 13-2A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.09%, due 10/18/30	1,697,261
715,200	CIFC Funding III Ltd., Series 17-3A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 3.27%, due 07/20/30	715,469
2,179,896	CIFC Funding IV Ltd., Series 17-4A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 3.24%, due 10/24/30	2,180,430
7,495,792	Crest G-Star LP, Series 01-1A, Class D, 144A, 9.00%, due 11/28/35	1,109,377
1,760,063	Crown Point CLO Ltd., Series 18-4A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.07%, due 04/20/31	1,760,036
683,010	CVP Cascade CLO-1 Ltd., Series 13-CLO1, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.15%, 3.59%, due 01/16/26	683,084
966,388	DBUBS Mortgage Trust, Series 11-LC1A, Class A3, 144A, 5.00%, due 11/10/46	989,662
1,667,740	Dryden 30 Senior Loan Fund, Series 13-30A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.21%, due 11/15/28	1,667,723
848,730	Elevation CLO Ltd., Series 14-2A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.09%, due 10/15/29	848,716
650,693	Galaxy XV CLO Ltd., Series 13-15A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.09%, due 10/15/30	652,172
2,672,067	Galaxy XX CLO Ltd., Series 15-20A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.07%, due 04/20/31	2,671,361
1,439,340	Galaxy XXVII CLO Ltd., Series 18-27A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.23%, due 05/16/31	1,439,172
12,784,624	GCO Education Loan Funding Master Trust-II, Series 07-1A, Class A6L, 144A, Variable Rate, 3 mo. LIBOR + 0.11%, 2.80%, due 11/25/26	12,712,183
681,016	GCO Education Loan Funding Trust, Series 06-1, Class A9L, Variable Rate, 3 mo. LIBOR + 0.16%, 2.85%, due 05/25/26	678,654
2,166,495	Goldentree Loan Management US CLO 2 Ltd., Series 17-2A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.07%, due 11/28/30	2,166,148
1,302,875	Goldentree Loan Opportunities XI Ltd., Series 15-11A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.04%, due 01/18/31	1,302,690

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Par Value†	Description	Value ($)
	United States — continued
	Asset-Backed Securities — continued
1,386,259	Greywolf CLO V Ltd., Series 15-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.14%, due 01/27/31	1,386,018
7,271,178	GS Mortgage Securities Trust, Series 11-GC3, Class A4, 144A, 4.75%, due 03/10/44	7,444,587
548,663	Halcyon Loan Advisors Funding Ltd., Series 13-1A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 1.15%, 3.59%, due 04/15/25	548,721
366,021	Halcyon Loan Advisors Funding Ltd., Series 13-1X, Class A1, Variable Rate, 3 mo. LIBOR + 1.15%, 3.59%, due 04/15/25	366,060
4,077,738	Halcyon Loan Advisors Funding Ltd., Series 14-1A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.13%, 3.57%, due 04/18/26	4,078,097
1,273,950	Highbridge Loan Management Ltd., Series 6A-2015, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.23%, due 02/05/31	1,273,932
424,365	Highbridge Loan Management Ltd., Series 3A-2014, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 3.24%, due 07/18/29	424,520
565,820	Highbridge Loan Management Ltd., Series 13-2A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.12%, due 10/20/29	565,958
3,784,553	Higher Education Funding I, Series 05-1, Class A5, Variable Rate, 3 mo. LIBOR + 0.16%, 2.84%, due 02/25/32	3,781,519
1,770,120	ICG US CLO Ltd., Series 14-2A, Class XRR, 144A, Variable Rate, 3 mo. LIBOR + 0.55%, 2.99%, due 01/15/31	1,770,093
1,131,640	Jamestown CLO X Ltd., Series 17-10A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.90%, 3.35%, due 07/17/29	1,132,748
681,369	KeyCorp Student Loan Trust, Series 00-A, Class A2, Variable Rate, 3 mo. LIBOR + 0.32%, 3.01%, due 05/25/29	679,126
2,426,478	KeyCorp Student Loan Trust, Series 00-B, Class A2, Variable Rate, 3 mo. LIBOR + 0.31%, 2.80%, due 07/25/29	2,409,339
588,719	KeyCorp Student Loan Trust, Series 06-A, Class 2A4, Variable Rate, 3 mo. LIBOR + 0.31%, 2.69%, due 09/27/35	588,754
3,059,371	KeyCorp Student Loan Trust, Series 99-B, Class CTFS, Variable Rate, 3 mo. LIBOR + 0.90%, 3.59%, due 11/25/36	3,063,181
19,896	KeyCorp Student Loan Trust, Series 04-A, Class 2B, Variable Rate, 3 mo. LIBOR + 0.53%, 3.04%, due 01/27/42	19,903
1,486,275	Kingsland VIII Ltd., Series 18-8A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.70%, 3.17%, due 04/20/31	1,486,251

Par Value†	Description	Value ($)
	United States — continued
	Asset-Backed Securities — continued
670,050	KKR CLO Ltd., Series 9, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.95%, 3.39%, due 07/15/30	670,665
1,555,874	LCM XVIII LP, Series 18A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.07%, due 04/20/31	1,555,851
1,085,481	LCM XXV Ltd., Series 25,A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.95%, 3.42%, due 07/20/30	1,087,420
735,099	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 05-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR + 0.25%, 2.53%, due 02/25/30	723,877
85,981	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 05-2A, Class 1A, 144A, Variable Rate, 1 mo. LIBOR + 0.25%, 2.56%, due 09/25/30	85,920
3,969,590	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 07-2A, Class 1A3, 144A, Variable Rate, 1 mo. LIBOR + 0.27%, 2.58%, due 06/25/37	3,914,288
1,549,600	Madison Park Funding XIII Ltd., Series 14-13A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.05%, due 04/19/30	1,549,454
1,683,866	Magnetite IX Ltd., Series 14-9A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.00%, 3.49%, due 07/25/26	1,683,835
4,470,000	Marathon CLO VI Ltd., Series 14-6A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.70%, 3.32%, due 05/13/28	4,469,951
6,341,454	Montana Higher Education Student Assistance Corp., Series 12-1, Class A2, Variable Rate, 1 mo. LIBOR + 1.00%, 3.30%, due 05/20/30	6,394,585
11,416,461	Montana Higher Education Student Assistance Corp., Series 05-1, Class B, Variable Rate, 3 mo. LIBOR + 0.12%, 2.46%, due 06/20/30	11,410,753
1,527,714	Mountain View CLO LLC, Series 17-2A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.09%, due 01/16/31	1,527,818
12,762,000	Mountain View CLO Ltd., Series 14-1A, Class ARR, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 3.24%, due 10/15/26	12,715,049
1,390,130	Mountain View CLO Ltd., Series 13-1A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 3.18%, due 10/12/30	1,390,105
10,687,364	National Collegiate Student Loan Trust, Series 07-2, Class A3, Variable Rate, 1 mo. LIBOR + 0.23%, 2.55%, due 03/26/29	10,587,570

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Par Value†	Description	Value ($)
	United States — continued
	Asset-Backed Securities — continued
2,972,008	National Collegiate Student Loan Trust, Series 07-1, Class A3, Variable Rate, 1 mo. LIBOR + 0.24%, 2.56%, due 07/25/30	2,926,595
199,421	Nationslink Funding Corp. Commercial Loan Pass Through Certificate, Series 99-LTL1, Class D, 144A, 6.45%, due 01/22/26	201,165
682,662	Navient Private Education Loan Trust, Series 14-CTA, Class A, 144A, Variable Rate, 1 mo. LIBOR + 0.70%, 3.01%, due 09/16/24	683,964
1,078,693	Navient Private Education Loan Trust Class A, Series 14-AA, Class A2A, 144A, 2.74%, due 02/15/29	1,064,600
1,264,588	Navient Private Education Loan Trust Class A, Series 14-AA, Class A2B, 144A, Variable Rate, 1 mo. LIBOR + 1.25%, 3.56%, due 02/15/29	1,279,692
2,988,866	Navient Student Loan Trust, Series 16-2A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + 1.05%, 3.37%, due 06/25/65	3,015,134
3,501,400	Nelnet Student Loan Trust, Series 10-4A, Class A, 144A, Variable Rate, 1 mo. LIBOR + 0.80%, 3.12%, due 04/25/46	3,527,182
625,420	Neuberger Berman CLO XV, Series 13-15A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.09%, due 10/15/29	625,347
760,459	Neuberger Berman CLO XVII Ltd., Series 14-17A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 1.00%, 3.47%, due 04/22/29	761,342
1,197,500	Newcastle CDO V Ltd., Series 04-5A, Class 3, 144A, Variable Rate, 3 mo. LIBOR + 0.90%, 2.20%, due 12/24/39	1,196,544
14,707,485	Ocean Trails CLO IV, Series 13-4A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 0.90%, 3.52%, due 08/13/25	14,683,130
452,960	Octagon Investment Partners XII Ltd., Series 12-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.88%, 3.32%, due 07/15/19	452,975
590,016	Octagon Investment Partners XV Ltd., Series 13-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 3.25%, due 07/19/30	590,118
1,782,582	Octagon Investment Partners XVII Ltd., Series 13-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.09%, due 01/25/31	1,782,555
484,989	OFSI Fund V Ltd., Series 17-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.85%, 3.29%, due 08/16/29	485,345

Par Value†	Description	Value ($)
	United States — continued
	Asset-Backed Securities — continued
4,048,885	OFSI Fund VI Ltd., Series 14-6A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.09%, due 03/20/25	4,039,273
744,500	OHA Credit Partners XIV Ltd., Series 17-14A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.07%, due 01/21/30	744,394
1,244,804	OZLM Funding Ltd., Series 13-4A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.12%, due 10/22/30	1,244,656
3,576,000	OZLM VI Ltd., Series 14-6A, Class XS, 144A, Variable Rate, 3 mo. LIBOR + 0.70%, 3.15%, due 04/17/31	3,575,939
540,507	OZLM XI Ltd., Series 15-11A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 3.27%, due 10/30/30	540,611
9,070,732	Palmer Square Loan Funding Ltd., Series 18-1A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.04%, due 04/15/26	8,991,119
3,971,191	Seneca Park CLO Ltd., Series 14-1A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 1.12%, 3.57%, due 07/17/26	3,972,307
1,178,792	Shackleton CLO Ltd., Series 13-3A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.04%, due 07/15/30	1,178,774
1,074,422	Silvermore CLO Ltd., Series 14-1A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.17%, 3.79%, due 05/15/26	1,074,681
850,291	SLC Student Loan Trust, Series 05-3, Class A3, Variable Rate, 3 mo. LIBOR + 0.12%, 2.45%, due 06/15/29	847,576
3,094,491	SLM Private Credit Student Loan Trust, Series 04-B, Class A3, Variable Rate, 3 mo. LIBOR + 0.33%, 2.66%, due 03/15/24	3,093,282
2,900,338	SLM Private Credit Student Loan Trust, Series 07-A, Class A3, Variable Rate, 3 mo. LIBOR + 0.17%, 2.50%, due 12/15/26	2,899,942
1,359,721	SLM Private Education Loan Trust, Series 14-A, Class A2B, 144A, Variable Rate, 1 mo. LIBOR + 1.15%, 3.46%, due 01/15/26	1,363,622
75,726	SLM Private Education Loan Trust, Series 11-A, Class A2, 144A, 4.37%, due 04/17/28	75,772
3,635,600	SLM Private Education Loan Trust, Series 11-B, Class A3, 144A, Variable Rate, 1 mo. LIBOR + 2.25%, 4.56%, due 06/16/42	3,716,761
6,081,076	SLM Private Education Loan Trust, Series 11-A, Class A3, 144A, Variable Rate, 1 mo. LIBOR + 2.50%, 4.81%, due 01/15/43	6,179,037

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Par Value†	Description	Value ($)
	United States — continued
	Asset-Backed Securities — continued
5,062,539	SLM Private Education Loan Trust, Series 10-A, Class 2A, 144A, Variable Rate, 1 mo. LIBOR + 3.25%, 5.56%, due 05/16/44	5,140,773
2,144,262	SLM Private Education Loan Trust, Series 11-C, Class A2B, 144A, 4.54%, due 10/17/44	2,161,017
5,024,585	SLM Student Loan Trust, Series 07-3, Class A3, Variable Rate, 3 mo. LIBOR + 0.04%, 2.53%, due 04/25/19	5,013,684
12,044,603	SLM Student Loan Trust, Series 07-6, Class A4, Variable Rate, 3 mo. LIBOR + 0.38%, 2.87%, due 10/25/24	12,055,445
4,662,559	SMB Private Education Loan Trust Class A, Series 18-A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.35%, 2.66%, due 03/16/26	4,658,916
2,470,000	Sound Point CLO VI-R Ltd, Series 14-2RA, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.70%, 3.17%, due 10/20/31	2,469,891
581,601	South Carolina Student Loan Corp., Series 2005, Class A3, Variable Rate, 3 mo. LIBOR + 0.14%, 2.46%, due 12/01/23	581,020
880,452	South Carolina Student Loan Corp., Series 10-1, Class A2, Variable Rate, 3 mo. LIBOR + 1.00%, 3.49%, due 07/25/25	884,150
1,248,738	Symphony CLO V Ltd., Series 07-5A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 3.19%, due 01/15/24	1,249,155
2,146,197	Symphony CLO XV Ltd., Series 14-15A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 1.18%, 3.63%, due 10/17/26	2,146,837
424,365	Telos CLO, Series 13-3A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 1.00%, 3.45%, due 07/17/19	424,736
2,224,800	Telos CLO Ltd., Series 14-6A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.27%, 3.72%, due 01/17/27	2,225,105
2,066,133	Telos CLO Ltd., Series 14-5A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 3.20%, due 04/17/28	2,066,098
1,901,155	Telos CLO Ltd., Series 13-4A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 3.20%, due 01/17/30	1,901,123
283,100	THL Credit Wind River CLO Ltd., Series 17-2A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.90%, 3.37%, due 07/20/30	283,387
1,273,095	THL Credit Wind River CLO Ltd., Series 17-4A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.24%, due 11/20/30	1,273,086

Par Value†	Description	Value ($)
	United States — continued
	Asset-Backed Securities — continued
2,899,114	TICP CLO I-2 Ltd., Series 18-IA, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.63%, 3.14%, due 04/26/28	2,899,068
3,780,343	TICP CLO III-2 Ltd., Series 18-3R, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.55%, 3.02%, due 04/20/28	3,780,286
2,980,000	Tryon Park CLO Ltd., Series 13-1A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.55%, 2.99%, due 04/15/29	2,979,955
616,824	Velocity Commercial Capital Loan Trust, Series 15-1, Class AFL, 144A, Variable Rate, 1 mo. LIBOR + 2.43%, 4.74%, due 06/25/45	618,885
1,043,512	Velocity Commercial Capital Loan Trust, Series 17-1, Class AFX, 144A, Variable Rate, 3.00%, due 05/25/47	1,031,355
2,970,841	Velocity Commercial Capital Loan Trust, Series 17-1, Class AFL, 144A, Variable Rate, 1 mo. LIBOR + 1.25%, 3.56%, due 05/25/47	2,987,925
618,956	Venture VII CDO Ltd., Series 06-7A, Class A1A, 144A, Variable Rate, 3 mo. LIBOR + 0.23%, 2.70%, due 01/20/22	618,116
848,730	Voya CLO Ltd., Series 17-3A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 3.27%, due 07/20/30	848,638
2,121,825	Voya CLO Ltd., Series 13-1A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.04%, due 10/15/30	2,121,793
849,300	Voya CLO Ltd., Series 14-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.63%, 3.07%, due 04/18/31	849,286
638,290	WhiteHorse IX Ltd, Series 14-9A, Class AR, 144A, Variable Rate, 3 mo. LIBOR +1.16%, 3.61%, due 07/17/26	638,370
3,708,000	WhiteHorse Ltd., Series 18-12A, Class X ,144A, Variable Rate, 3 mo. LIBOR + 0.75%, 3.18%, due 10/15/31	3,707,763
10,169,382	WhiteHorse VIII Ltd., Series 14-1A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 0.90%, 3.44%, due 05/01/26	10,149,643
247,713	Ziggurat CLO Ltd., Series 14-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.90%, 3.35%, due 04/17/29	247,835

		350,338,698

	Bank Loans — 0.5%
14,490,500	21st Century Oncology Holdings, Inc., Exit Term Loan, 3 mo. LIBOR + 6.13%, 8.57%, due 01/16/23 (e)	13,258,808
2,803,755	Gibson Brands Inc., DIP Term Loan, 11.33%, due 05/01/19 (e)	2,719,642
6,007,857	J.C. Penney Corporation, Inc., 2016 Term Loan B, 6.96%, due 06/23/23 (e)	5,196,796
6,697,780	Murray Energy Corporation, 2018 Term Loan B2, 9.78%, due 10/17/22 (e)	6,061,491

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Par Value†	Description	Value ($)
	United States — continued
	Bank Loans — continued
3,851,264	Quorum Health Corp., Term Loan B, 9.09%, due 04/29/22 (e)	3,880,148
16,103,713	Sears Holding Corp., Incremental Term Loan, 12.25%, due 07/20/20 (e)	16,264,750
2,400,000	Team Health Holdings, Inc., 1st Lien Term Loan, 3.75%, due 02/06/24 (e)	2,232,000

		49,613,635

	Corporate Debt — 0.6%
875,000	CHS/Community Health Systems, Inc., 8.00%, due 11/15/19	848,750
988,000	CHS/Community Health Systems, Inc., 6.88%, due 02/01/22	489,258
2,191,000	CHS/Community Health Systems, Inc., 144A, 8.13%, due 06/30/24	1,670,638
634,000	Ferrellgas LP / Ferrellgas Finance Corp., 6.50%, due 05/01/21	540,485
4,188,000	Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, due 06/15/23	3,517,920
500,000	Frontier Communications Corp., 9.25%, due 07/01/21	452,500
4,498,000	Frontier Communications Corp., 6.25%, due 09/15/21	3,463,460
3,070,000	Frontier Communications Corp., 8.75%, due 04/15/22	2,248,775
1,491,000	Frontier Communications Corp., 7.13%, due 01/15/23	961,695
3,348,000	Frontier Communications Corp., 11.00%, due 09/15/25	2,360,340
5,923,000	Gibson Brands, Inc., 144A, 8.88%, due 08/01/18 (g)	4,916,090
525,000	JC Penney Corp., Inc., 5.65%, due 06/01/20	433,125
1,517,000	JC Penney Corp., Inc., 144A, 8.63%, due 03/15/25	891,238
1,899,000	Momentive Performance Materials, Inc., 4.69%, due 04/24/22	2,084,152
11,294,000	Murray Energy Corp., 144A, 11.25%, due 04/15/21	7,228,160
6,000,000	Tenet Healthcare Corp., 5.13%, due 05/01/25	5,688,750
2,183,000	TRU Taj LLC / TRU Taj Finance, Inc., 144A, 11.00%, due 01/22/19	2,204,830
5,869,000	TRU Taj LLC / TRU Taj Finance, Inc., 144A, 12.00%, due 08/15/21 (c) (g)	3,917,557
2,400,000	United States Steel Corp., 6.25%, due 03/15/26	2,194,488
2,539,000	Veritas US, Inc. / Veritas Bermuda Ltd., 144A, 7.50%, due 02/01/23	2,259,710
9,876,000	Westmoreland Coal Co., 144A, 8.75%, due 01/01/22 (g)	3,950,400

		52,322,321

Par Value†	Description	Value ($)
	United States — continued
	U.S. Government — 19.1%
190,358,709	U.S. Treasury Inflation Indexed Bond, 0.63%, due 04/15/23 (h)	186,769,654
74,726,828	U.S. Treasury Inflation Indexed Bond, 0.25%, due 01/15/25 (h)	71,348,105
246,693,803	U.S. Treasury Inflation Indexed Bond, 0.63%, due 01/15/26 (h)	239,668,812
275,198,660	U.S. Treasury Inflation Indexed Bond, 0.38%, due 01/15/27 (h)	260,485,565
13,931,055	U.S. Treasury Inflation Indexed Bond, 0.38%, due 07/15/27 (h)	13,182,986
211,439,499	U.S. Treasury Inflation Indexed Bond, 0.50%, due 01/15/28 (h)	200,944,611
195,577,247	U.S. Treasury Inflation Indexed Bond, 1.75%, due 01/15/28 (h)	206,980,826
154,823,653	U.S. Treasury Inflation Indexed Bond, 2.50%, due 01/15/29 (h)	175,531,317
137,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.03%, 2.42%, due 04/30/20 (b)	137,051,152
77,250,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 2.43%, due 07/31/20 (b)	77,281,720
47,000,000	U.S. Treasury Note, 2.63%, due 07/31/20	46,856,797
40,150,000	U.S. Treasury Note, 2.63%, due 08/31/20	40,021,395
9,000,000	U.S. Treasury Note, 2.75%, due 09/30/20	8,989,453
91,950,000	U.S. Treasury Note, Variable Rate, USBM + 0.05%, 2.43%, due 10/31/20 (b)	91,942,746
9,000,000	U.S. Treasury Note, 2.88%, due 10/31/20	9,008,789
42,000,000	U.S. Treasury Note, 2.75%, due 11/30/20	41,954,063

		1,808,017,991

	U.S. Government Agency — 3.9%
18,500,000	Federal Home Loan Banks, Zero Coupon, due 12/07/18	18,495,338
10,000,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR – 0.22%, 2.32%, due 02/01/19	9,999,518
40,000,000	Federal Home Loan Banks, Step Up, 2.28%, due 09/20/19	39,990,280
64,000,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR – 0.24%, 2.45%, due 11/25/19	63,951,037
62,000,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR – 0.14%, 2.23%, due 12/26/19	62,011,487
28,000,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR – 0.16%, 2.43%, due 02/07/20	27,997,882
24,000,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR – 0.21%, 2.41%, due 02/10/20	23,984,004
42,500,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR – 0.24%, 2.20%, due 04/13/20	42,447,126

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Par Value†		Description	Value ($)
		United States — continued
		U.S. Government Agency — continued
	8,000,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR – 0.14%, 2.31%, due 04/20/20	8,000,682
	64,000,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR – 0.21%, 2.47%, due 05/22/20	63,938,508
	194,300	Government National Mortgage Association, Series 12-H15, Class FA, Variable Rate, 1 mo. LIBOR + 0.45%, 2.72%, due 05/20/62	194,309
	5,008,907	Government National Mortgage Association, Series 17-12H, Class FE, Variable Rate, 1 mo. LIBOR + .20%, 2.47%, due 06/20/66	5,001,389
	1,288,164	Government National Mortgage Association, Series 17-H05, Class FJ, Variable Rate, 1 mo. LIBOR + 0.27%, 2.54%, due 01/20/67	1,286,800
	1,287,128	Government National Mortgage Association, Series 17-H13, Class FJ, Variable Rate, 1 mo. LIBOR + 0.20%, 2.47%, due 05/20/67	1,285,456

			368,583,816

		Total United States	2,628,876,461

		TOTAL DEBT OBLIGATIONS (COST $2,709,520,401)	2,660,815,156

		SHORT-TERM INVESTMENTS — 7.6%

		Foreign Government Obligations — 4.9%
JPY	5,100,000,000	Japan Treasury Discount Bill, Zero Coupon, due 12/10/18	44,928,837
JPY	13,140,000,000	Japan Treasury Discount Bill, Zero Coupon, due 12/17/18 (b)	115,761,646

Par Value†		Description	Value ($)
		Foreign Government Obligations — continued
JPY	11,937,850,000	Japan Treasury Discount Bill, Zero Coupon, due 01/09/19	105,188,218
JPY	7,898,000,000	Japan Treasury Discount Bill, Zero Coupon, due 01/15/19	69,594,867
JPY	1,100,000,000	Japan Treasury Discount Bill, Zero Coupon, due 01/28/19	9,693,915
JPY	10,165,000,000	Japan Treasury Discount Bill, Zero Coupon, due 02/12/19	89,592,679
JPY	2,365,000,000	Japan Treasury Discount Bill, Zero Coupon, due 02/25/19	20,847,439
GBP	8,700,000	United Kingdom Treasury Bill, Zero Coupon, due 12/10/18	11,084,650

		TOTAL FOREIGN GOVERNMENT OBLIGATIONS	466,692,251

		Money Market Funds — 0.6%
	53,717,977	State Street Institutional Treasury Money Market Fund-Premier Class, 2.19% (i) (j)	53,717,977

		U.S. Government — 2.1%
	35,000,000	U.S. Treasury Bill, 2.04%, due 12/26/18 (k)	34,949,156
	83,000,000	U.S. Treasury Bill, 2.17%, due 01/17/19 (b) (k)	82,763,709
	50,900,000	U.S. Treasury Bill, 2.39%, due 04/04/19 (j) (k)	50,486,876
	33,000,000	U.S. Treasury Bill, 2.46%, due 05/02/19 (k)	32,663,641

		Total U.S. Government	200,863,382

		TOTAL SHORT-TERM INVESTMENTS (COST $723,826,174)	721,273,610

PURCHASED OPTIONS — 0.0%

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount		Value ($)
Equity Options – Calls — 0.0%
PG&E Corp.	60.00	01/18/19	300	USD	791,400	600
Encana Corp (d)	13.00	04/18/19	6,210	USD	4,173,120	31,050

Total Equity Options – Calls						31,650

Equity Options – Puts — 0.0%
Twenty-First Century Fox, Inc. (c) (d)	40.00	01/18/19	2,653	USD	13,124,391	13,265
United Technologies Corp. (d)	125.00	01/18/19	1,446	USD	17,618,064	805,422
Encana Corp (d)	5.00	04/18/19	26,000	USD	17,472,000	650,000

Total Equity Options – Puts						1,468,687

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Shares	Description	Value ($)

	TOTAL PURCHASED OPTIONS (COST $1,223,565)	1,500,337

	TOTAL INVESTMENTS — 101.7% (Cost $10,000,804,002)	9,621,736,491

	SECURITIES SOLD SHORT — (3.0)%

	Common Stocks — (2.8)%

	Brazil — (0.1)%

(418,600)	Pagseguro Digital Ltd – Class A *	(10,046,399)

	Canada — (0.2)%

(94,900)	Agnico Eagle Mines Ltd	(3,332,888)

(102,650)	Algonquin Power & Utilities Corp	(1,087,064)

(198,400)	Barrick Gold Corp	(2,529,600)

(33,500)	Cameco Corp	(397,980)

(770,227)	Encana Corp (d)	(5,175,925)

(207,300)	Kinross Gold Corp. *	(561,783)

(5,100)	Maxar Technologies Ltd	(84,456)

(73,800)	Restaurant Brands Intern	(4,304,754)

(70,100)	Yamana Gold Inc	(145,808)

	Total Canada	(17,620,258)

	China — (0.5)%

(329,568)	Alibaba Group Holding Ltd Sponsored ADR *	(53,014,308)

	Denmark — (0.0)%

(1,757)	AP Moller - Maersk A/S – Class A	(2,329,894)

	France — (0.1)%

(53,825)	DBV Technologies SA *	(1,613,929)

(25,556)	Iliad SA	(3,453,034)

(8,040)	Wendel SA	(978,048)

	Total France	(6,045,011)

	Germany — (0.2)%

(896,660)	Deutsche Bank AG (Registered)	(8,230,789)

(13,600)	QIAGEN NV *	(481,984)

(371,655)	thyssenkrupp AG	(6,982,529)

(4,363)	Zalando SE *	(135,893)

	Total Germany	(15,831,195)

	Israel — (0.0)%

(41,900)	Tower Semiconductor Ltd *	(660,344)

	Italy — (0.1)%

(101,102)	Banco BPM SPA *	(237,103)

(152,466)	Leonardo SPA	(1,507,882)

(1,958,788)	Saipem SPA *	(8,600,620)

	Total Italy	(10,345,605)

Shares	Description	Value ($)

	Japan — (0.5)%

(64,100)	Acom Co Ltd	(235,607)

(44,200)	Chiyoda Corp	(125,422)

(1,342)	Daiwa House Investment Corp (REIT)	(3,045,780)

(5,500)	FP Corp.	(336,033)

(125)	GLP J-Reit	(125,705)

(1,479)	Invincible Investment Corp (REIT)	(614,368)

(97,400)	Japan Lifeline Co Ltd.	(1,548,635)

(19,000)	JGC Corp	(277,799)

(48,500)	Kansai Paint Co Ltd	(910,567)

(49,700)	Keikyu Corp	(793,690)

(114,400)	Kyushu Electric Power Co Inc	(1,343,652)

(164,700)	Mitsui OSK Lines Ltd	(3,876,160)

(5,400)	Nabtesco Corp	(149,836)

(6,400)	Nifco Inc	(163,588)

(51,300)	Nippon Paint Holdings Co Ltd	(1,826,850)

(631,300)	Orient Corp	(978,800)

(4,900)	Royal Holdings Co Ltd	(123,525)

(9,400)	Saizeriya Co Ltd	(180,211)

(8,700)	Shimano Inc	(1,274,143)

(58,300)	SUMCO Corp.	(899,955)

(746,310)	Takeda Pharmaceutical Co Ltd	(28,095,252)

(5,800)	UACJ Corp.	(121,187)

(14,400)	Universal Entertainment Corp. *	(475,549)

(5,500)	Yaskawa Electric Corp	(172,914)

	Total Japan	(47,695,228)

	Russia — (0.0)%

(6,300)	Yandex NV *	(185,850)

	Singapore — (0.0)%

(103,800)	UOL Group Ltd	(464,169)

	Spain — (0.1)%

(1,330,116)	Bankia SA	(4,402,706)

(94,799)	Cellnex Telecom SA	(2,631,516)

(42,108)	Ferrovial SA	(867,825)

(5,308)	Masmovil Ibercom SA *	(653,058)

	Total Spain	(8,555,105)

	Sweden — (0.0)%

(41,308)	Husqvarna AB-Class B	(325,866)

	Switzerland — (0.1)%

(397,146)	Credit Suisse Group AG (Registered)	(4,695,753)

(111,454)	LafargeHolcim Ltd (Registered) *	(5,007,255)

	Total Switzerland	(9,703,008)

	United Kingdom — (0.1)%

(3,693)	ASOS Plc *	(234,533)

(1,935,805)	Cobham Plc *	(2,530,250)

(18,650)	Dechra Pharmaceuticals Plc	(515,183)

(131,740)	GVC Holdings Plc	(1,242,529)

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Shares / Par Value†	Description	Value ($)

	United Kingdom — continued

(89,824)	Indivior Plc *	(117,169)

(99,266)	Just Eat Plc *	(738,702)

(2,202,087)	Melrose Industries Plc	(4,974,358)

(53,929)	Ocado Group Plc *	(572,847)

(7,779)	Rhi Magnesita NV	(359,643)

(4,605)	Ted Baker Plc	(107,277)

	Total United Kingdom	(11,392,491)

	United States — (0.8)%

(180,519)	Altice USA, Inc. – Class A	(3,193,381)

(106,106)	CVS Health Corp.	(8,509,701)

(410,047)	Discovery, Inc. – Class A *	(12,596,644)

(90,000)	Finisar Corp. *	(2,101,500)

(26,802)	International Flavors & Fragrances, Inc. (d)	(3,795,967)

(104,645)	KLA-Tencor Corp.	(10,313,812)

(1,294,613)	Pandora Media, Inc. *	(11,250,187)

(114,244)	Seritage Growth Properties (REIT)	(4,334,417)

(1,173,496)	Sirius XM Holdings, Inc.	(7,310,880)

(72,403)	Walt Disney Co. (The)	(8,361,823)

	Total United States	(71,768,312)

	TOTAL COMMON STOCKS (PROCEEDS $286,762,407)	(265,983,043)

	DEBT OBLIGATIONS — (0.2)%

	United States — (0.2)%

	Corporate Debt — (0.2)%

(2,400,000)	AK Steel Corp., 6.38%, due 10/15/25	(1,974,000)

(2,248,300)	AK Steel Corp., 7.63%, due 10/01/21	(2,169,610)

Par Value†	Description	Value ($)

	United States — continued

(2,300,000)	Calumet Specialty Products Partners LP / Calumet Finance Corp., 7.75%, due 04/15/23	(2,029,751)

(3,600,000)	Calumet Specialty Products Partners LP / Calumet Finance Corp., 7.63%, due 01/15/22	(3,240,000)

(3,000,000)	Chesapeake Energy Corp., 5.50%, due 09/15/26	(2,611,363)

(2,400,000)	Team Health Holdings, Inc., 144A, 6.38%, due 02/01/25	(2,004,000)

(6,000,000)	Tenet Healthcare Corp., 6.75%, due 06/15/23	(5,970,000)

(2,400,000)	US Concrete, Inc., 6.38%, due 06/01/24	(2,298,000)

	Total Corporate Debt	(22,296,724)

	TOTAL DEBT OBLIGATIONS (PROCEEDS $22,574,764)	(22,296,724)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $309,337,171)	(288,279,767)

	Other Assets and Liabilities (net) — 1.3%	125,528,928

	TOTAL NET ASSETS — 100.0%	$9,458,985,652

A summary of outstanding financial instruments at November 30, 2018 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unreal- ized Apprecia- tion (Deprecia- tion) ($)
01/15/2019	BOA	AUD	2,610,762	USD	1,864,790	(44,795)
01/15/2019	GS	AUD	7,383,530	USD	5,262,724	(137,800)
01/15/2019	SSB	AUD	30,915,288	USD	22,054,984	(557,337)
02/05/2019	GS	AUD	4,830,000	USD	3,466,549	(67,526)
02/05/2019	MSCI	AUD	84,710,000	USD	60,941,645	(1,040,037)
02/04/2019	MSCI	BRL	26,555,245	USD	7,205,526	362,801
12/03/2018	GS	CAD	10,908,154	USD	8,400,000	190,047
12/03/2018	JPM	CAD	24,072,941	USD	18,125,850	7,503
01/11/2019	JPM	CAD	8,992,000	USD	6,927,390	152,225
01/14/2019	MSCI	CHF	105,948,059	USD	107,697,168	1,151,077
01/24/2019	MSCI	CLP	5,271,402,500	USD	7,772,064	(79,938)
01/24/2019	JPM	COP	13,481,950,000	USD	4,220,000	61,496
12/13/2018	BOA	CZK	148,837,400	USD	6,640,000	152,943
12/13/2018	DB	CZK	93,992,446	USD	4,200,000	103,352

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unreal- ized Apprecia- tion (Deprecia- tion) ($)
12/19/2018	MSCI	EUR	15,770,000	USD	18,498,243	619,347
02/19/2019	GS	EUR	142,739,443	USD	162,904,301	162,153
02/19/2019	JPM	EUR	117,373	USD	134,000	179
12/10/2018	BCLY	GBP	8,700,000	USD	11,356,706	267,892
02/13/2019	BCLY	GBP	4,720,000	USD	6,181,612	143,600
02/13/2019	MSCI	GBP	23,530,000	USD	30,816,653	716,142
02/19/2019	JPM	GBP	72,498,850	USD	93,288,113	518,143
12/13/2018	BCLY	HUF	2,034,019,350	USD	7,290,000	170,683
12/13/2018	BOA	HUF	488,296,548	USD	1,740,000	30,902
12/12/2018	MSCI	IDR	50,375,929,000	USD	3,410,000	(102,119)
01/28/2019	BOA	ILS	27,573,008	USD	7,462,047	16,066
12/07/2018	BCLY	JPY	280,324,051	USD	2,530,000	60,001
12/07/2018	GS	JPY	903,491,062	USD	8,040,000	79,134
12/10/2018	JPM	JPY	5,100,000,000	USD	46,306,595	1,360,047

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2018 (Unaudited)

Forward Currency Contracts — continued

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unreal- ized Apprecia- tion (Deprecia- tion) ($)
12/17/2018	BCLY	JPY	13,140,000,000	USD	117,752,381	1,858,823
01/09/2019	MSCI	JPY	11,937,850,000	USD	106,093,475	536,614
01/15/2019	CITI	JPY	2,365,000,000	USD	21,218,020	296,298
01/15/2019	GS	JPY	5,533,000,000	USD	48,970,799	23,701
01/28/2019	DB	JPY	1,100,000,000	USD	9,866,303	125,259
02/12/2019	JPM	JPY	1,700,000,000	USD	15,074,628	2,436
02/12/2019	MSCI	JPY	8,465,000,000	USD	74,934,462	(116,185)
02/19/2019	MSCI	JPY	15,774,442,913	USD	140,468,866	535,443
02/25/2019	MSCI	JPY	2,365,000,000	USD	21,078,161	88,552
02/08/2019	MSCI	KRW	8,754,331,500	USD	7,778,862	(52,875)
01/07/2019	JPM	NOK	44,251,276	USD	5,240,000	82,561
01/14/2019	BOA	NOK	169,953,184	USD	20,818,667	1,004,705
12/05/2018	JPM	NZD	7,980,000	USD	5,281,651	(203,893)
12/05/2018	MSCI	NZD	40,420,000	USD	26,667,761	(1,117,410)
01/24/2019	MSCI	PEN	5,966,670	USD	1,770,000	8,407
02/06/2019	BOA	PHP	116,876,100	USD	2,182,153	(37,626)
12/13/2018	BOA	PLN	17,165,148	USD	4,620,000	91,370
12/13/2018	DB	PLN	6,337,383	USD	1,680,000	8,027
01/28/2019	BOA	RON	27,425,270	USD	6,676,064	2,288
01/14/2019	BCLY	SEK	194,002,938	USD	21,489,563	88,257
02/05/2019	BCLY	SEK	51,846,889	USD	5,780,000	50,459
01/14/2019	BCLY	SGD	2,705,003	USD	1,975,496	2,205
12/13/2018	BOA	THB	57,776,576	USD	1,760,000	2,826

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unreal- ized Apprecia- tion (Deprecia- tion) ($)
02/13/2019	JPM	TWD	207,137,910	USD	6,809,267	53,623
12/03/2018	GS	USD	26,867,993	CAD	34,981,094	(539,694)
12/05/2018	MSCI	USD	7,473,671	NZD	10,950,000	53,485
12/05/2018	GS	USD	3,048,850	NZD	4,710,000	188,858
12/07/2018	JPM	USD	16,887,800	JPY	1,880,229,024	(320,674)
12/12/2018	BCLY	USD	9,080,000	IDR	139,259,960,000	628,953
12/13/2018	DB	USD	1,760,000	PLN	6,696,312	6,668
12/19/2018	BCLY	USD	11,824,349	EUR	10,290,000	(158,284)
01/07/2019	GS	USD	4,630,000	NOK	38,051,237	(195,169)
01/07/2019	JPM	USD	52,252,245	NOK	426,265,978	(2,571,404)
01/15/2019	JPM	USD	7,229,221	AUD	9,994,292	80,888
01/16/2019	BCLY	USD	10,254,696	TRY	57,139,270	436,642
01/24/2019	MSCI	USD	1,764,556	PEN	5,966,670	(2,963)
02/04/2019	MSCI	USD	6,650,852	BRL	24,843,547	(249,195)
02/04/2019	JPM	USD	125,000	BRL	493,449	2,151
02/05/2019	BCLY	USD	70,349,719	SEK	631,933,934	(515,415)
02/11/2019	BCLY	USD	2,840,000	RUB	189,229,200	(42,851)
02/11/2019	BOA	USD	7,725,511	RUB	514,329,750	(122,790)
02/20/2019	BCLY	USD	3,995,055	INR	290,240,720	131,367
02/21/2019	JPM	USD	5,776,176	MXN	118,625,326	(18,705)
03/04/2019	JPM	USD	18,163,021	CAD	24,072,941	(7,096)

						$4,414,818

Reverse Repurchase Agreements

Average balance outstanding	$(6,858,847)
Average interest rate	0.51%
Maximum balance outstanding	$(105,632,950)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund had entered into reverse repurchase agreements. Average interest rate was calculated based on interest received and/or paid during the period that the Fund had entered into the reverse repurchase agreements. The Fund had no reverse repurchase agreements outstanding at the end of the period.

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/ Net Unrealized Appreciation (Depreciation) ($)
Buys
1,900	Mini MSCI Emerging Markets	December 2018	$94,962,000	$(2,232,683)

Sales
8,895	S&P 500 E-Mini	December 2018	$1,226,753,925	$62,875,325

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2018 (Unaudited)

Written Options

Equity Options

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount		Value ($)
Equity Options – Calls
Campbell Soup Co. (d)	39.00	02/15/19	(1,495)	USD	(5,860,400)	(310,960)
Nielsen Holdings Plc (d)	28.00	02/15/19	(4,800)	USD	(13,041,600)	(792,000)
Red Hat, Inc. (d)	175.00	03/15/19	(1,450)	USD	(25,891,200)	(1,059,950)
Encana Corp (d)	9.00	04/18/19	(17,900)	USD	(12,028,800)	(716,000)
Arconic, Inc. (d)	22.00	04/18/19	(4,000)	USD	(8,592,000)	(596,000)
Campbell Soup Co. (d)	39.00	05/17/19	(1,500)	USD	(5,880,000)	(480,000)

Total Equity Options – Calls						$(3,954,910)

Equity Options – Puts
Nielson Holdings Plc (d)	26.00	01/18/19	(1,750)	USD	(4,754,750)	(192,500)
Nielson Holdings Plc (d)	25.00	02/15/19	(1,500)	USD	(4,075,500)	(172,500)
Campbell Soup Co. (d)	36.00	02/15/19	(2,300)	USD	(9,016,000)	(230,000)
Arconic, Inc. (d)	19.00	04/18/19	(4,000)	USD	(8,592,000)	(296,000)
Encana Corp (d)	9.00	04/18/19	(17,900)	USD	(12,028,800)	(4,618,200)
Campbell Soup Co. (d)	36.00	05/17/19	(1,500)	USD	(5,880,000)	(285,000)

Total Equity Options – Puts						$(5,794,200)

TOTAL WRITTEN EQUITY OPTIONS – (Premiums $8,163,421)						$(9,749,110)

Swap Contracts

OTC Credit Default Swaps

Reference Entity	Counterparty	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Sell Protection:^
J.C. Penney Corporation, Inc.	MORD	USD	1,200,000	5.00%	17.17%	1,200,000	06/20/2019	Quarterly	$(84,000)	$(74,295)	$9,705

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of November 30, 2018, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e., higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2018 (Unaudited)

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3.08%	3 Month USD LIBOR	USD	7,330,000	10/25/2020	Quarterly	—	(15,697)	(15,697)
3 Month NZD Bank Bill Rate	2.64%	NZD	200,736,000	12/19/2023	Quarterly	(70,168)	1,267,037	1,337,205
2.82%	3 Month CAD LIBOR	CAD	26,465,000	12/18/2028	Semi-Annual	—	(126,858)	(126,858)
3 Month CAD LIBOR	2.90%	CAD	30,089,000	12/18/2028	Semi-Annual	—	311,528	311,528
3 Month CAD LIBOR	2.95%	CAD	196,051,000	12/18/2028	Semi-Annual	(189,028)	2,660,229	2,849,257
3 Month CAD LIBOR	2.85%	CAD	27,514,000	12/18/2028	Semi-Annual	—	194,553	194,553
3 Month CAD LIBOR	2.94%	CAD	27,646,000	12/18/2028	Semi-Annual	—	356,610	356,610
3 Month CAD LIBOR	2.94%	CAD	35,835,000	12/18/2028	Semi-Annual	—	450,239	450,239
3 Month CAD LIBOR	2.74%	CAD	26,445,000	12/18/2028	Semi-Annual	—	(14,962)	(14,962)
1.29%	3 Month SEK STIBOR	SEK	233,994,000	12/19/2028	Quarterly	—	(337,932)	(337,932)
3 Month NZD Bank Bill Rate	3.05%	NZD	219,047,000	12/19/2028	Quarterly	(318,502)	1,937,984	2,256,486
3 Month NZD Bank Bill Rate	3.09%	NZD	12,192,000	12/19/2028	Quarterly	—	139,006	139,006
3 Month NZD Bank Bill Rate	3.09%	NZD	18,110,000	12/19/2028	Quarterly	—	201,037	201,037
3 Month NZD Bank Bill Rate	3.08%	NZD	14,629,000	12/19/2028	Quarterly	—	158,439	158,439
3 Month NZD Bank Bill Rate	3.08%	NZD	29,955,000	12/19/2028	Quarterly	—	319,026	319,026
3 Month NZD Bank Bill Rate	3.06%	NZD	19,264,000	12/19/2028	Quarterly	—	182,012	182,012
3 Month SEK STIBOR	1.38%	SEK	68,527,000	12/19/2028	Quarterly	—	164,663	164,663
3 Month SEK STIBOR	1.24%	SEK	166,895,500	12/19/2028	Quarterly	—	150,479	150,479
3 Month SEK STIBOR	1.23%	SEK	166,895,500	12/19/2028	Quarterly	—	137,292	137,292
3 Month SEK STIBOR	1.20%	SEK	201,459,000	12/19/2028	Quarterly	—	113,725	113,725
3 Month USD LIBOR	3.10%	USD	259,597,000	12/20/2028	Quarterly	63,823	886,788	822,965
3.06%	3 Month USD LIBOR	USD	20,253,000	12/20/2028	Quarterly	—	(1,319)	(1,319)
3.07%	3 Month USD LIBOR	USD	10,228,000	12/20/2028	Quarterly	—	(8,678)	(8,678)
0.43%	6 Month CHF LIBOR	CHF	17,836,000	12/19/2028	Semi-Annual	—	(42,028)	(42,028)
0.64%	6 Month CHF LIBOR	CHF	21,142,000	12/19/2028	Semi-Annual	—	(493,812)	(493,812)
2.77%	6 Month AUD BBSW	AUD	26,955,000	12/19/2028	Semi-Annual	—	19,640	19,640
2.79%	6 Month AUD BBSW	AUD	98,313,000	12/19/2028	Semi-Annual	—	(38,402)	(38,402)
2.94%	6 Month AUD BBSW	AUD	340,993,000	12/19/2028	Semi-Annual	52,167	(3,612,962)	(3,665,129)
2.97%	6 Month AUD BBSW	AUD	22,752,000	12/19/2028	Semi-Annual	—	(291,997)	(291,997)
6 Month AUD BBSW	2.91%	AUD	38,204,000	12/19/2028	Semi-Annual	—	331,845	331,845
6 Month CHF LIBOR	0.50%	CHF	35,426,000	12/19/2028	Semi-Annual	(31,337)	332,651	363,988
6 Month CHF LIBOR	0.60%	CHF	17,973,000	12/19/2028	Semi-Annual	—	356,585	356,585
1.56%	6 Month GBP LIBOR	GBP	13,444,000	12/20/2028	Semi-Annual	—	4,963	4,963
1.61%	6 Month GBP LIBOR	GBP	240,306,000	12/20/2028	Semi-Annual	—	(1,412,016)	(1,412,016)
1.62%	6 Month GBP LIBOR	GBP	11,735,000	12/20/2028	Semi-Annual	(17,245)	(83,047)	(65,802)
1.66%	6 Month GBP LIBOR	GBP	18,847,000	12/20/2028	Semi-Annual	—	(221,654)	(221,654)
1.67%	6 Month GBP LIBOR	GBP	20,208,000	12/20/2028	Semi-Annual	—	(266,784)	(266,784)
1.67%	6 Month GBP LIBOR	GBP	11,873,000	12/20/2028	Semi-Annual	—	(148,190)	(148,190)
1.69%	6 Month GBP LIBOR	GBP	8,431,000	12/20/2028	Semi-Annual	—	(130,037)	(130,037)
1.82%	6 Month GBP LIBOR	GBP	50,020,000	12/20/2028	Semi-Annual	(27,353)	(138,288)	(110,935)
6 Month EURIBOR	0.91%	EUR	6,730,000	12/20/2028	Semi-Annual	—	19,953	19,953
6 Month EURIBOR	0.92%	EUR	8,162,000	12/20/2028	Semi-Annual	—	27,818	27,818
6 Month EURIBOR	0.90%	EUR	12,840,000	12/20/2028	Semi-Annual	—	13,154	13,154

						$(537,643)	$3,352,593	$3,890,236

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on Equity Basket (l)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	25,494,433	05/18/2020	Monthly	—	(121,395)	(121,395)
Total Return on Equity Basket (l)	1 Month Federal Funds Rate minus 1.00%	MORD	USD	4,571,023	05/18/2020	Monthly	—	(29,037)	(29,037)
Total Return on Equity Basket (l)	1 Month Federal Funds Rate minus 1.00%	MORD	USD	23,255,033	05/18/2020	Monthly	—	(70,206)	(70,206)

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2018 (Unaudited)

OTC Total Return Swaps — continued

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on Equity Basket (l)	1 Month FederalFunds Rateminus 0.75%	MORD	USD	729,802	05/18/2020	Monthly	—	(65,953)	(65,953)
Total Return on Equity Basket (l)	1 Month Federal Funds Rate minus 1.75%	MORD	USD	8,572,516	05/18/2020	Monthly	—	(100,391)	(100,391)
Total Return on Equity Basket (l)	1 Month Federal Funds Rate minus 0.90%	MORD	USD	574,476	05/18/2020	Monthly	—	(13,166)	(13,166)
Total Return on Equity Basket (l)	1 Month Federal Funds Rate minus 0.75%	MORD	USD	941,518	05/18/2020	Monthly	—	16,087	16,087
Total Return on Equity Basket (l)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	14,828,089	10/15/2021	Monthly	—	45,464	45,464

							$—	$(338,597)	$(338,597)

As of November 30, 2018, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2018 (Unaudited)

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

CAD LIBOR - London Interbank Offered Rate denominated in Canadian Dollar.

CDO - Collateralized Debt Obligation

CHF LIBOR - London Interbank Offered Rate denominated in Swiss Franc.

CLO - Collateralized Loan Obligation

CPO - Ordinary Participation Certificate (Certificado de Participacion Ordinares), representing a bundle of shares of the multiple series of one issuer that trade together as a unit.

CVA - Certificaaten van aandelen (Share Certificates)

CVR - Contingent Value Right

DIP - Debtor - in - Possession

ETF - Exchange-Traded Fund

EURIBOR - Euro Interbank Offered Rate

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GBP LIBOR - London Interbank Offered Rate denominated in British Pounds.

GDR - Global Depositary Receipt

LIBOR - London Interbank Offered Rate

NVDR - Non-Voting Depositary Receipt

NZD Bank Bill Rate - Bank Bill Rate denominated in New Zealand Dollar.

OJSC - Open Joint-Stock Company

PJSC - Private Joint-Stock Company

QPSC - Qatar Private Stock Company

Reg S - Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT - Real Estate Investment Trust

SDR - Swedish Depository Receipt

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

USD LIBOR - London Interbank Offered Rate denominated in United States Dollars.

The rates shown on variable rate notes are the current interest rates at November 30, 2018, which are subject to change based on the terms of the security.

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	All or a portion of this security is out on loan.

(b)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any.

(c)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(d)	All or a portion of this investment is held in connection with one or more holdings within the Fund.

(e)	Investment valued using significant unobservable inputs.

(f)	Preferred dividend rates are disclosed to the extent that a stated rate exists.
(g)	Security is in default.

(h)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic.

(i)	The rate disclosed is the 7 day net yield as of November 30, 2018.

(j)	All or a portion of this security or derivative is owned by GMO Implementation SPC Ltd., which is a 100% owned subsidiary of GMO Implementation Fund.

(k)	The rate shown represents yield-to-maturity.

(l)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.

Counterparty Abbreviations:

BCLY - Barclays Bank plc

BOA - Bank of America, N.A.

CITI - Citibank N.A.

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MORD - Morgan Stanley Capital Services LLC

MSCI - Morgan Stanley & Co. International PLC

SSB - State Street Bank and Trust Company

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

CZK - Czech Koruna

EUR - Euro

GBP - British Pound

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peruvian Sol

PHP - Philippine Peso

PLN - Polish Zloty

RON - Romanian Leu

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TRY - Turkish Lira

TWD - Taiwan Dollar

USD - United States Dollar

GMO International Developed Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 99.9%

	Affiliated Issuers — 99.9%
1,996,889	GMO Emerging Markets Fund, Class VI	62,462,685
26,070,053	GMO International Equity Fund, Class IV	521,922,464

	TOTAL MUTUAL FUNDS (COST $657,895,132)	584,385,149

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%
308,783	State Street Institutional Treasury Money Market Fund-Premier Class, 2.19% (a)	308,783

	TOTAL SHORT-TERM INVESTMENTS (COST $308,783)	308,783

	TOTAL INVESTMENTS — 100.0% (Cost $658,203,915)	584,693,932
	Other Assets and Liabilities (net) — (0.0%)	(132,433)

	TOTAL NET ASSETS — 100.0%	$584,561,499

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of November 30, 2018.

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
10,091,882	GMO Emerging Markets Fund, Class VI	315,674,060
28,308,880	GMO International Equity Fund, Class IV	566,743,780

	TOTAL MUTUAL FUNDS (COST $960,401,249)	882,417,840

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%
325,257	State Street Institutional Treasury Money Market Fund-Premier Class, 2.19% (a)	325,257

	TOTAL SHORT-TERM INVESTMENTS (COST $325,257)	325,257

	TOTAL INVESTMENTS — 100.0% (Cost $960,726,506)	882,743,097
	Other Assets and Liabilities (net) — (0.0%)	(61,225)

	TOTAL NET ASSETS — 100.0%	$882,681,872

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of November 30, 2018.

GMO SGM Major Markets Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Par Value†	Description	Value ($)
	DEBT OBLIGATIONS — 75.9%

	United States — 75.9%
	U.S. Government — 51.9%
41,500,000	U.S. Treasury Note, 1.13%, due 05/31/19 (a)	41,217,930
5,000,000	U.S. Treasury Note, 1.63%, due 06/30/19	4,972,070
5,000,000	U.S. Treasury Note, 0.75%, due 07/15/19	4,943,164
43,000,000	U.S. Treasury Note, 0.88%, due 07/31/19	42,509,531
5,000,000	U.S. Treasury Note, 1.00%, due 08/31/19	4,938,867
12,000,000	U.S. Treasury Note, 1.75%, due 09/30/19	11,907,656
5,000,000	U.S. Treasury Note, 1.50%, due 10/31/19	4,945,313
209,991,300	U.S. Treasury Note, Variable Rate, USBM + 0.00%, 2.38%, due 01/31/20 (b)	210,055,925
227,697,400	U.S. Treasury Note, Variable Rate, USBM + 0.03%, 2.42%, due 04/30/20 (b)	227,782,415
120,258,800	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 2.43%, due 07/31/20 (a) (b)	120,308,181

	Total U.S. Government	673,581,052

	U.S. Government Agency — 24.0%
13,880,000	Federal Home Loan Banks, Variable Rate, 1 mo. USD LIBOR – 0.09%, 2.22%, due 01/14/19	13,880,002
55,520,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR – 0.16%, 2.35%, due 01/28/19	55,523,071
9,000,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR – 0.23%, 2.39%, due 02/13/19	8,999,314
13,880,000	Federal Home Loan Banks, Variable Rate, 1 mo. USD LIBOR – 0.08%, 2.24%, due 04/26/19	13,879,297
19,500,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR – 0.19%, 2.43%, due 05/10/19	19,499,969
15,000,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR – 0.16%, 2.17%, due 06/12/19	15,001,123
75,000,000	Federal Home Loan Banks, Variable Rate, 1 mo. USD LIBOR – 0.09%, 2.23%, due 07/12/19	74,995,190
15,500,000	Federal Home Loan Banks, Variable Rate, 1 mo. USD LIBOR – 0.07%, 2.24%, due 01/23/20	15,498,070
30,530,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR – 0.16%, 2.43%, due 02/07/20	30,527,691
20,000,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR – 0.17%, 2.23%, due 04/03/20	19,995,560
44,410,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR – 0.16%, 2.35%, due 05/04/20	44,357,396

	Total U.S. Government Agency	312,156,683

	Total United States	985,737,735

	TOTAL DEBT OBLIGATIONS (COST $985,626,953)	985,737,735

Par Value† / Shares		Description	Value ($)
		SHORT-TERM INVESTMENTS — 26.5%

		Foreign Government Obligations — 8.0%
JPY	6,875,750,000	Japan Treasury Discount Bill, Zero Coupon, due 01/09/19	60,584,434
JPY	1,900,000,000	Japan Treasury Discount Bill, Zero Coupon, due 03/04/19	16,749,358
JPY	3,065,000,000	Japan Treasury Discount Bill, Zero Coupon, due 03/11/19	27,020,305

		Total Foreign Government Obligations	104,354,097

		Money Market Funds — 1.0%
	1,645,414	SSgA USD Liquidity Fund-Class S2 Shares (a)	1,645,414
	10,673,004	State Street Institutional Treasury Plus Money Market Fund-Premier Class, 2.16% (c)	10,673,004

		Total Money Market Funds	12,318,418

		U.S. Government — 17.5%
	34,480,000	U.S. Treasury Bill, 2.24%, due 02/07/19 (a) (d)	34,334,609
	30,000,000	U.S. Treasury Bill, 2.32%, due 03/21/19 (a) (d)	29,789,400
	80,000,000	U.S. Treasury Bill, 2.39%, due 04/04/19 (d)	79,350,689
	65,000,000	U.S. Treasury Bill, 2.42%, due 04/11/19 (d)	64,435,759
	20,000,000	U.S. Treasury Bill, 2.45%, due 04/25/19 (a) (d)	19,806,156

		Total U.S. Government	227,716,613

		TOTAL SHORT-TERM INVESTMENTS (COST $344,424,932)	344,389,128

		TOTAL INVESTMENTS — 102.4% (Cost $1,330,051,885)	1,330,126,863
		Other Assets and Liabilities (net) — (2.4%)	(31,103,907)

		TOTAL NET ASSETS — 100.0%	$1,299,022,956

GMO SGM Major Markets Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2018 (Unaudited)

A summary of outstanding financial instruments at November 30, 2018 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold	Currency Purchased	Net Unrealized Apprecia- tion (Deprecia- tion) ($)
12/17/2018	MSCI	AUD 1,315,286	USD 948,624	(12,936)
12/17/2018	UBS	AUD 77,774,269	USD 55,425,444	(1,432,609)
01/22/2019	UBS	AUD 150,467,355	USD 107,417,892	(2,651,463)
02/19/2019	MSCI	AUD 56,239,253	USD 40,599,398	(560,288)
12/07/2018	MSCI	CAD 9,327,452	USD 7,075,254	54,432
12/07/2018	SSB	CAD 6,042,290	USD 4,567,316	19,253
01/22/2019	UBS	CHF 99,754,216	USD 101,403,280	1,012,260
01/23/2019	MSCI	CHF 35,730,545	USD 36,174,954	213,012
01/29/2019	DB	CHF 44,882,135	USD 45,465,457	267,740
02/25/2019	UBS	CHF 35,000,000	USD 35,533,716	198,741
01/22/2019	MSCI	EUR 141,091,350	USD 163,226,925	2,738,604
01/22/2019	SSB	EUR 6,083,315	USD 7,030,852	111,214
01/22/2019	UBS	EUR 254,258	USD 292,502	3,289
02/19/2019	MSCI	EUR 86,155,607	USD 98,050,250	(178,721)
01/16/2019	MSCI	GBP 81,609,466	USD 106,182,362	1,922,694
01/09/2019	MSCI	JPY 6,875,750,000	USD 61,105,828	309,070
01/22/2019	GS	JPY 637,289,992	USD 5,685,069	44,230
03/04/2019	GS	JPY 1,900,000,000	USD 16,982,633	110,616
03/11/2019	GS	JPY 3,065,000,000	USD 27,224,601	(8,920)
02/14/2019	SSB	NZD 91,166,303	USD 61,323,014	(1,420,175)
12/07/2018	BOA	USD 57,115,946	CAD 74,821,318	(797,553)
12/07/2018	MSCI	USD 6,212,318	CAD 8,148,808	(78,669)
12/10/2018	DB	USD 1,711,096	JPY 194,098,149	(499)
12/10/2018	UBS	USD 1,348,045	JPY 153,355,583	3,486
12/17/2018	GS	USD 11,829,503	AUD 16,374,851	141,579
12/17/2018	JPM	USD 4,520,014	AUD 6,174,865	(5,786)
12/17/2018	MSCI	USD 6,473,904	AUD 8,830,000	(18,600)
01/16/2019	JPM	USD 2,573,224	GBP 2,000,000	(18,136)
01/16/2019	SSB	USD 6,810,520	GBP 5,223,809	(136,875)
01/22/2019	BCLY	USD 16,059,739	EUR 14,124,976	7,112
01/22/2019	DB	USD 4,447,334	JPY 503,847,369	12,366
01/22/2019	MSCI	USD 5,224,103	EUR 4,565,000	(31,515)
01/22/2019	MSCI	USD 105,576,745	JPY 11,785,743,194	(1,257,695)
01/22/2019	UBS	USD 6,078,658	CHF 6,000,000	(40,356)
02/14/2019	GS	USD 5,482,113	NZD 8,053,184	60,312
02/14/2019	JPM	USD 2,549,299	NZD 3,718,909	10,157

				$(1,410,629)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
792	Australian Government Bond 10 Yr.	December 2018	75,083,318	213,351
1,090	CAC40 10 Euro	December 2018	61,659,564	(963,859)
426	Canadian Government Bond 10 Yr.	March 2019	42,721,795	233,228
803	Crude Oil (a)	December 2018	40,896,790	(8,366,143)
17	DAX Index	December 2018	5,436,286	(364,326)

Number of Contracts +	Type	Expiration Date	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
2,778	FTSE 100 Index	December 2018	247,879,058	(9,735,441)
865	Hang Seng Index	December 2018	147,238,543	1,175,556
4,175	Mini MSCI Emerging Markets	December 2018	208,666,500	(4,458,299)
895	MSCI Singapore	December 2018	22,818,475	263,988
530	SPI 200	December 2018	55,049,242	(4,506,884)
136	TOPIX	December 2018	20,029,388	(926,871)

			$927,478,959	$(27,435,700)

Sales
1,031	Corn (a)	March 2019	19,473,013	55,094
769	FTSE/JSE TOP 40	December 2018	24,902,535	3,239,415
255	Gilt Long Bond	March 2019	39,901,476	(133,649)
193	Japanese Government Bond 10 Yr. (OSE)	December 2018	256,939,688	(1,505,086)
235	MSCI Taiwan Index	December 2018	8,585,640	(127,653)
2,357	S&P 500 E-Mini	December 2018	325,065,655	16,086,519
184	Silver (a)	March 2019	13,079,640	302,314
95	U.S. Treasury Note 10 Yr. (CBT)	March 2019	11,348,047	(869)
			$699,295,694	$17,916,085

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of November 30, 2018, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

USD LIBOR - London Interbank Offered Rate denominated in United States Dollars.

The rates shown on variable rate notes are the current interest rates at November 30, 2018, which are subject to change based on the terms of the security.

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	All or a portion of this security or derivative is owned by GMO Alternative Asset SPC Ltd., which is a 100% owned subsidiary of GMO SGM Major Markets Fund.

(b)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(c)	The rate disclosed is the 7 day net yield as of November 30, 2018.

(d)	The rate shown represents yield-to-maturity.

GMO SGM Major Markets Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2018 (Unaudited)

Counterparty Abbreviations:

BCLY - Barclays Bank plc

BOA - Bank of America, N.A.

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MSCI - Morgan Stanley & Co. International PLC

SSB - State Street Bank and Trust Company

UBS - UBS Securities LLC

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

NZD - New Zealand Dollar

USD - United States Dollar

GMO Special Opportunities Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Shares	Description	Value ($)
	Common Stocks — 82.3%

	Canada — 0.0%
6,000,000	Jagercor Energy Corp * (a) (b)	45,159

	Germany — 3.4%
302,500	Brenntag AG	14,031,035

	Netherlands — 4.7%
2,500	Elastic NV *	178,625
315,000	InterXion Holding NV *	19,615,050

	Total Netherlands	19,793,675

	United Kingdom — 6.1%
955,000	Metro Bank Plc *	25,652,335

	United States — 68.1%
710,000	Ally Financial, Inc.	18,942,800
91,500	Berkshire Hathaway, Inc. – Class B *	19,968,960
223,000	Cimpress NV *	26,907,180
46,500	Credit Acceptance Corp. *	19,038,030
885,000	Eventbrite, Inc. – Class A *	26,293,350
920,000	General Motors Co.	34,914,000
498,772	Interactive Brokers Group, Inc. – Class A	28,853,960
1,152,650	Redfin Corp. *	19,548,944
255,000	Shake Shack, Inc. – Class A *	14,165,250
705,000	Upwork, Inc. *	13,134,150
600,000	Wayfair, Inc. – Class A *	63,720,000

	Total United States	285,486,624

	TOTAL COMMON STOCKS (COST $277,995,116)	345,008,828

Shares / Par Value†	Description	Value ($)
	SHORT-TERM INVESTMENTS — 17.0%

	Money Market Funds — 0.7%
2,724,975	State Street Institutional Treasury Money Market Fund-Premier Class, 2.19% (c) (d)	2,724,975

	U.S. Government — 16.3%
39,500,000	U.S. Treasury Bill, 1.68%, due 12/13/18 (e) (f)	39,476,382
17,000,000	U.S. Treasury Bill, 2.24%, due 02/07/19 (e)	16,928,317
12,000,000	U.S. Treasury Bill, 2.45%, due 04/25/19 (e)	11,883,693

	Total U.S. Government	68,288,392

	TOTAL SHORT-TERM INVESTMENTS (COST $71,007,509)	71,013,367

	TOTAL INVESTMENTS — 99.3% (Cost $349,002,625)	416,022,195
	Other Assets and Liabilities (net) — 0.7%	3,111,892

	TOTAL NET ASSETS — 100.0%	$419,134,087

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.
*	Non-income producing security.
(a)	Investment valued using significant unobservable inputs.
(b)	Affiliated company.
(c)	The rate disclosed is the 7 day net yield as of November 30, 2018.
(d)	All or a portion of this security is owned by GMO Special Opportunities SPC Ltd., which is a 100% owned subsidiary of GMO Special Opportunities Fund.
(e)	The rate shown represents yield-to-maturity.
(f)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Shares	Description	Value ($)
	Common Stocks — 10.0%

	Australia — 0.1%
11,400	Caltex Australia Ltd	230,041
7,956	Costa Group Holdings Ltd	44,457
1,562	Macquarie Group Ltd	131,445
99,779	Nine Entertainment Co Holdings Ltd	128,484
15,300	OZ Minerals Ltd	97,274
28,490	Sandfire Resources NL	133,899
32,785	Scentre Group (REIT)	93,724
35,997	Viva Energy Group Ltd *	52,077
10,186	Viva Energy REIT	15,435
2,918	WiseTech Global Ltd	40,259

	Total Australia	967,095

	Austria — 0.0%
600	Oesterreichische Post AG	22,140

	Belgium — 0.0%
4,800	AGFA-Gevaert NV *	20,658
700	Orange Belgium SA	13,089

	Total Belgium	33,747

	Brazil — 0.3%
116,400	Banco do Brasil SA	1,344,822
17,700	Banco Santander Brasil SA	195,705
72,100	Cia de Saneamento Basico do Estado de Sao Paulo	526,624
181,200	JBS SA	551,928
53,200	Petrobras Distribuidora SA	336,476

	Total Brazil	2,955,555

	Canada — 0.2%
9,400	Bank of Montreal	701,330
700	BRP Inc Sub Voting	24,941
2,000	Canadian Imperial Bank of Commerce	167,839
1,900	Canfor Pulp Products Inc	27,428
2,700	Celestica Inc *	27,783
300	Constellation Software Inc	205,758
6,900	Green Organic Dutchman Holdings Ltd (The) *	17,138
2,300	Kirkland Lake Gold Ltd *	47,794
4,600	Magna International Inc	229,576
3,000	Royal Bank of Canada	219,968
1,700	Sun Life Financial Inc	62,543
7,300	Toronto-Dominion Bank (The)	404,161

	Total Canada	2,136,259

	China — 0.5%
132,000	Agile Group Holdings Ltd	180,365
2,411,000	Agricultural Bank of China Ltd – Class H	1,095,984
168,500	BAIC Motor Corp Ltd – Class H	103,771
164,000	China Communications Services Corp Ltd – Class H	137,358
28,000	China Lilang Ltd	22,923

Shares	Description	Value ($)
	China — continued
1,544,000	China Petroleum & Chemical Corp – Class H	1,321,666
40,500	China Railway Construction Corp Ltd – Class H	52,023
128,000	China Resources Pharmaceutical Group Ltd	188,704
73,000	China SCE Group Holdings Ltd	26,255
34,000	China Shineway Pharmaceutical Group Ltd	42,520
120,000	Chongqing Rural Commercial Bank Co Ltd – Class H	70,430
26,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd – Class H	105,560
190,400	Guangzhou R&F Properties Co Ltd – Class H	296,899
19,000	Haier Electronics Group Co Ltd *	44,503
9,000	Hua Hong Semiconductor Ltd	19,228
44,000	IGG Inc	53,488
7,000	JNBY Design Ltd	12,209
2,500	Kingboard Holdings Ltd	7,185
6,500	Momo Inc Sponsored ADR *	203,775
116,000	Postal Savings Bank of China Co Ltd – Class H	70,390
24,000	Powerlong Real Estate Holdings Ltd	9,774
17,000	Red Star Macalline Group Corp Ltd – Class H	15,847
46,600	Shanghai Pharmaceuticals Holding Co Ltd – Class H	115,350
101,000	Shimao Property Holdings Ltd	251,512
44,000	SSY Group Ltd	45,372
126,000	Tianneng Power International Ltd	115,396
27,000	XTEP International Holdings Ltd	14,498
113,000	Yuzhou Properties Co Ltd	49,859

	Total China	4,672,844

	Denmark — 0.1%
124	ALK-Abello A/S *	17,161
848	NetCo Group A/S *	27,993
9,600	Novo Nordisk A/S Sponsored ADR	447,552
4,900	Novo Nordisk A/S – Class B	227,906
928	Royal Unibrew A/S	67,378

	Total Denmark	787,990

	France — 0.2%
1,350	Christian Dior SE	501,838
5,500	CNP Assurances	126,003
1,868	Coface SA	17,390
638	Ipsen SA	82,225
2,412	L’Oreal SA	569,147
3,502	Metropole Television SA	62,173
1,200	Sanofi	108,792
2,000	Sanofi ADR	90,700
19,000	STMicroelectronics NV	281,426
17,200	STMicroelectronics NV – NY Shares	255,420

	Total France	2,095,114

	Germany — 0.2%
4,410	Allianz SE (Registered)	935,148
1,100	BASF SE	80,440

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Shares	Description	Value ($)
	Germany — continued
1,500	Covestro AG	86,885
10,060	Deutsche Lufthansa AG (Registered)	246,119
500	Deutsche Pfandbriefbank AG	5,983
623	DWS Group GmbH & Co KGaA *	17,663
100	Henkel AG & Co KGaA	10,364
1,600	RHOEN-KLINIKUM AG	40,283
4,754	Siemens Healthineers AG *	206,389
900	Software AG	36,867
1,100	Volkswagen AG	182,940

	Total Germany	1,849,081

	Hong Kong — 0.0%
22,600	Champion (REIT)	15,739
18,500	Dah Sing Banking Group Ltd	35,071
3,600	Dah Sing Financial Holdings Ltd	19,977
13,400	Hysan Development Co Ltd	64,215
7,200	Luk Fook Holdings International Ltd	21,074
12,700	Pacific Textiles Holdings Ltd	13,166
111,400	SJM Holdings Ltd	101,056
13,400	Wheelock & Co Ltd	77,109

	Total Hong Kong	347,407

	India — 0.1%
1,900	Dr Reddy’s Laboratories Ltd ADR (a)	73,036
30,400	Infosys Ltd Sponsored ADR (a)	299,744
21,126	REC Ltd	30,471

	Total India	403,251

	Indonesia — 0.0%
47,500	Matahari Department Store Tbk PT	15,827

	Ireland — 0.0%
300	ICON Plc * (b)	43,416

	Israel — 0.0%
7,000	Teva Pharmaceutical Industries Ltd Sponsored ADR *	150,780

	Italy — 0.2%
53,300	Enel SPA	289,955
16,043	EXOR NV	946,143
33,600	Fiat Chrysler Automobiles NV * (b)	557,424
19,546	Hera SPA	53,790
41,309	Iren SPA	89,869
25,223	Saras SPA	48,946
2,530	Societa Cattolica di Assicurazioni SC	20,878
1,089	Societa Iniziative Autostradali e Servizi SPA	14,697

	Total Italy	2,021,702

	Japan — 0.9%
1,100	Alpine Electronics Inc	17,847
54,800	Asahi Kasei Corp	601,496

Shares	Description	Value ($)
	Japan — continued
99,700	Astellas Pharma Inc	1,536,355
15,700	Brother Industries Ltd	262,717
1,300	Capcom Co Ltd	25,613
1,100	Central Japan Railway Co	226,504
2,900	Dai Nippon Printing Co Ltd	67,123
1,200	Daiwabo Holdings Co Ltd	67,347
1,300	Denka Co Ltd	42,002
2,400	Fancl Corp	62,782
3,800	Fuji Electric Co Ltd	119,807
9,100	Fuji Media Holdings Inc	141,773
500	Fukuyama Transporting Co Ltd	21,967
200	Fuyo General Lease Co Ltd	12,152
6,300	Hakuhodo DY Holdings Inc	96,500
900	Hanwa Co Ltd	27,005
20,060	Hitachi Ltd	584,177
1,600	House Foods Group Inc	56,907
35,300	ITOCHU Corp	628,330
1,200	Kaken Pharmaceutical Co Ltd	61,460
1,400	Kanematsu Corp	17,895
800	Keihin Corp	13,864
1,200	Kose Corp	179,515
52,100	Marubeni Corp	389,334
83,900	Mitsubishi Chemical Holdings Corp	688,263
4,700	Mitsubishi Gas Chemical Co Inc	77,403
4,400	Mitsui Chemicals Inc	112,001
3,300	NET One Systems Co Ltd	68,508
1,350	Nichias Corp	26,245
18,800	Nippon Telegraph & Telephone Corp (b)	775,520
2,300	Nippon Television Holdings Inc	35,998
1,000	NOF Corp	33,057
1,500	Nomura Research Institute Ltd	66,036
10,400	NTT Data Corp.	120,950
1,900	Pola Orbis Holdings Inc	53,715
1,380	Prima Meat Packers Ltd	26,214
4,000	Rohto Pharmaceutical Co Ltd	126,811
11,100	Sekisui Chemical Co Ltd	180,596
1,300	Showa Corp	17,380
600	Showa Denko KK (b)	24,077
5,500	SKY Perfect JSAT Holdings Inc	26,562
106,000	Sojitz Corp	376,307
80,900	Sumitomo Chemical Co Ltd	440,395
900	Sushiro Global Holdings Ltd	49,405
2,500	T-Gaia Corp	53,344
300	Taisho Pharmaceutical Holdings Co Ltd	34,756
100	Tokyo Electron Ltd	14,117
400	Towa Pharmaceutical Co Ltd	29,711
9,200	Toyota Tsusho Corp	318,069
2,600	TS Tech Co Ltd	75,708
200	Valor Holdings Co Ltd	5,164
4,900	Zeon Corp	50,055

	Total Japan	9,166,839

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Shares	Description	Value ($)
	Luxembourg — 0.0%
900	Orion Engineered Carbons SA	23,508

	Malaysia — 0.0%
18,300	Genting Malaysia Berhad	12,551
43,500	Top Glove Corp Berhad	62,260

	Total Malaysia	74,811

	Malta — 0.0%
125,500	BGP Holdings Plc * (c)	—

	Mexico — 0.0%
5,300	El Puerto de Liverpool SAB de CV – Class C1	31,576
23,200	Gentera SAB de CV	17,120
7,900	Megacable Holdings SAB de CV CPO	36,019

	Total Mexico	84,715

	Netherlands — 0.0%
283	Flow Traders	8,806
1,300	Heineken Holding NV	115,092
2,643	Wolters Kluwer NV	159,785

	Total Netherlands	283,683

	Norway — 0.1%
1,063	Aker ASA – A Shares	60,808
7,767	Austevoll Seafood ASA	107,623
2,071	Bakkafrost P/F	106,377
14,602	DNB ASA	250,864
5,009	Elkem ASA *	15,251
15,971	Equinor ASA	374,119
574	Grieg Seafood ASA	7,577
8,863	Leroy Seafood Group ASA	75,756
725	Norway Royal Salmon ASA	16,699
6,839	Storebrand ASA	53,741

	Total Norway	1,068,815

	Poland — 0.0%
3,912	Cyfrowy Polsat SA *	23,193

	Portugal — 0.0%
3,493	Altri SGPS SA	25,482
1,400	Navigator Co SA (The)	5,883

	Total Portugal	31,365

	Singapore — 0.0%
3,300	Venture Corp Ltd	36,133

	South Africa — 0.1%
49,002	Absa Group Ltd	544,626
1,256	Anglo American Platinum Ltd	40,404
2,328	BID Corp Ltd	43,163
5,509	Bidvest Group Ltd (The)	81,510

Shares	Description	Value ($)
	South Africa — continued
6,061	Foschini Group Ltd (The)	76,469
3,145	Imperial Holdings Ltd	14,386
6,800	Liberty Holdings Ltd	52,475
3,145	Motus Holdings Ltd *	19,743
9,418	Mr Price Group Ltd	163,685
5,690	Reunert Ltd	30,176
4,273	Standard Bank Group Ltd	53,982
26,174	Telkom SA SOC Ltd	107,144

	Total South Africa	1,227,763

	South Korea — 0.2%
1,962	LG Corp	126,595
6,977	LG Electronics Inc	452,893
437	LOTTE Himart Co Ltd	20,454
893	Samsung SDS Co Ltd	156,769
158	SK Holdings Co Ltd	39,788
4,784	SK Hynix Inc	298,809
26,200	SK Telecom Co Ltd Sponsored ADR	743,294

	Total South Korea	1,838,602

	Spain — 0.1%
2,313	Almirall SA	39,558
206	Ebro Foods SA	4,208
3,887	Enagas SA	106,957
11,698	Endesa SA	261,353
8,800	International Consolidated Airlines Group SA	70,555

	Total Spain	482,631

	Sweden — 0.3%
5,334	Granges AB	54,179
6,169	Hexpol AB	54,531
1,000	Kindred Group Plc SDR	9,776
1,079	L E Lundbergforetagen AB – B Shares	32,334
1,022	Loomis AB – Class B	34,448
49	Nolato AB – B Shares	2,132
3,615	Peab AB	29,379
2,597	Resurs Holding AB	16,775
22,366	Sandvik AB	332,159
133,539	Svenska Cellulosa AB SCA – Class B	1,076,531
8,538	Swedish Match AB	333,687
39,341	Volvo AB – B Shares (b)	548,940
800	Wihlborgs Fastigheter AB	9,138

	Total Sweden	2,534,009

	Switzerland — 0.0%
100	Autoneum Holding AG	19,627
516	BKW AG	35,126
100	Bucher Industries AG (Registered)	27,315
397	Galenica AG *	18,478
2,200	GAM Holding AG *	11,594
100	Georg Fischer AG (Registered)	78,064

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Shares	Description	Value ($)
	Switzerland — continued
248	Landis+Gyr Group AG *	15,447
630	Roche Holding AG	162,396
400	Vontobel Holding AG (Registered)	23,039

	Total Switzerland	391,086

	Taiwan — 0.2%
14,000	Feng TAY Enterprise Co Ltd	89,419
29,000	Fubon Financial Holding Co Ltd	46,091
57,000	Gigabyte Technology Co Ltd	72,394
56,800	Hon Hai Precision Industry Co Ltd	133,343
270,000	Inventec Corp	194,409
39,000	Micro-Star International Co Ltd	92,428
94,000	Novatek Microelectronics Corp	398,242
248,000	Pou Chen Corp	270,476
20,200	Ruentex Industries Ltd	59,909
44,000	Synnex Technology International Corp	51,946
59,000	Walsin Lihwa Corp	35,588
109,000	Yuanta Financial Holding Co Ltd	55,747

	Total Taiwan	1,499,992

	Thailand — 0.0%
137,100	Home Product Center Pcl NVDR	63,457

	Turkey — 0.0%
21,250	KOC Holding AS	62,539
12,484	TAV Havalimanlari Holding AS	56,137
4,003	Tofas Turk Otomobil Fabrikasi AS	14,897

	Total Turkey	133,573

	United Kingdom — 0.5%
34,305	3i Group Plc	366,454
36	AstraZeneca Plc	2,803
1,417	Barratt Developments Plc	8,378
1,264	Bellway Plc	41,024
5,967	Berkeley Group Holdings Plc (The)	245,928
11,739	British American Tobacco Plc	411,004
6,940	Coca-Cola HBC AG *	207,591
4,656	Computacenter Plc	63,813
500	Diageo Plc Sponsored ADR (a)	72,175
9,245	Electrocomponents Plc	60,768
27,481	Ferrexpo Plc	61,773
35,096	Firstgroup Plc *	40,142
3,258	Galliford Try Plc	29,932
54,407	GlaxoSmithKline Plc	1,127,853
1,100	GlaxoSmithKline Plc Sponsored ADR	46,057
4,271	Greene King Plc	29,982
2,638	Hunting Plc *	19,119
38,423	IG Group Holdings Plc	290,337
8,176	Inchcape Plc	60,698
15,323	JD Sports Fashion Plc	77,509
3,195	National Express Group Plc	16,489

Shares	Description	Value ($)
	United Kingdom — continued
157	Next Plc	9,803
3,700	Nomad Foods Ltd *	74,814
40,226	Persimmon Plc	977,721
14,752	Plus500 Ltd	285,913
22,645	QinetiQ Group Plc	86,019
2,251	Royal Mail Plc	9,209
4,397	Softcat Plc	33,810
1,033	Spectris Plc	31,629
2,809	Vesuvius Plc	18,955
206	Victrex Plc	6,457

	Total United Kingdom	4,814,159

	United States — 5.7%
32,100	ACCO Brands Corp. (b)	260,652
8,800	Activision Blizzard, Inc. (a)	438,944
6,200	Acushnet Holdings Corp.	141,670
7,500	Adobe, Inc. * (b)	1,881,675
1,600	Adtalem Global Education, Inc.*	92,384
4,400	Aflac, Inc.	201,256
12,200	AGNC Investment Corp. (REIT) (a)	215,940
1,600	Allstate Corp. (The)	142,704
400	Alphabet, Inc. – Class C *	437,772
1,600	American Express Co. (a)	179,632
200	American National Insurance Co.	25,522
5,300	Ameriprise Financial, Inc.	687,675
750	Apergy Corp. * (a)	25,710
4,000	Apple Hospitality REIT, Inc. (a)	63,480
800	Apple, Inc.	142,864
800	Applied Industrial Technologies, Inc.	52,184
3,800	Arrow Electronics, Inc. * (a)	292,486
6,000	Avery Dennison Corp. (b)	578,400
23,600	Baxter International, Inc. (a)	1,617,780
4,200	BorgWarner, Inc. (a)	166,236
1,500	Brady Corp. – Class A	65,340
5,100	Briggs & Stratton Corp.	76,092
7,600	Bristol-Myers Squibb Co.	406,296
6,600	Brookfield Property REIT, Inc. – Class A (a)	118,866
2,300	Bruker Corp.	76,222
1,500	Brunswick Corp.	79,560
6,300	Cadence Design Systems, Inc. *	283,752
2,700	Caterpillar, Inc. (a)	366,309
10,100	CBRE Group, Inc. – Class A *	441,168
13,400	CBS Corp. – Class B NVDR	726,012
300	Central Garden & Pet Co. *	10,155
6,000	Citizens Financial Group, Inc.	218,160
4,800	Columbia Sportswear Co.	438,384
1,400	Cooper-Standard Holding, Inc. *	102,368
17,800	CoreCivic, Inc. (REIT) (b)	390,710
1,300	CSG Systems International, Inc. (a)	45,591
2,200	Cummins, Inc.	332,332
5,900	Curo Group Holdings Corp. *	78,647
43,500	Dana, Inc. (a)	631,185

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Shares	Description	Value ($)
	United States — continued
16,100	Danaher Corp. (a)	1,763,594
900	Deluxe Corp. (a)	45,315
1,900	Eastman Chemical Co.	149,758
19,300	Eli Lilly & Co. (b)	2,289,752
9,600	Enova International, Inc. *	212,544
12,500	Estee Lauder Cos, Inc. (The) – Class A (a)	1,783,250
5,800	Exelon Corp.	269,062
700	Exterran Corp. * (b)	15,750
300	Federal Agricultural Mortgage Corp. – Class C (a)	19,818
7,200	Fidelity National Financial, Inc.	241,920
6,700	First American Financial Corp. (a)	323,811
28,200	Gannett Co., Inc. (a)	292,434
4,000	Gap Inc. (The)	109,160
2,400	Garmin Ltd. (a)	159,984
2,280	Garrett Motion, Inc. * (a)	26,220
4,200	GEO Group , Inc. (The) (REIT)	97,608
200	Graham Holdings Co. – Class B	131,792
600	Group 1 Automotive, Inc. (a)	33,720
11,300	H&R Block, Inc. (a)	305,213
2,200	Heidrick & Struggles International, Inc.	80,652
5,500	Herman Miller, Inc.	186,230
22,100	Hewlett Packard Enterprise Co. (a)	331,500
12,600	Honeywell International, Inc. (b)	1,849,050
10,300	Host Hotels & Resorts, Inc. (REIT) (a)	195,700
73,100	HP, Inc. (a)	1,681,300
41,700	Huntsman Corp. (b)	843,174
1,700	IAC/InterActiveCorp * (b)	302,532
800	ICF International, Inc.	56,024
3,300	Insight Enterprises, Inc. * (a)	147,114
15,400	Intel Corp. (a)	759,374
900	Inter Parfums, Inc.	55,593
18,300	Interpublic Group of Cos., Inc. (The) (a)	430,050
1,700	ITT, Inc. (a)	94,265
300	Johnson Outdoors, Inc. – Class A	21,390
11,900	Johnson & Johnson (b)	1,748,110
200	KB Home	4,222
4,500	Kimco Realty Corp. (REIT) (a)	73,575
1,800	KLA-Tencor Corp. (a)	177,408
22,600	Kohl’s Corp. (a)	1,518,042
100	Koppers Holdings, Inc. *	1,864
4,300	Kulicke & Soffa Industries, Inc.	92,880
2,700	La-Z-Boy, Inc.	78,921
2,900	Lear Corp. (b)	395,125
3,300	Legg Mason, Inc. (a)	95,601
900	Lockheed Martin Corp.	270,387
7,800	Macy’s, Inc.	266,916
7,300	Mastercard, Inc. – Class A	1,467,811
1,100	Materion Corp.	58,168
900	MDC Holdings, Inc. (a)	26,505
27,100	Merck & Co., Inc.	2,150,114
3,000	Meritor, Inc. *	49,500
35,900	Micron Technology, Inc. *	1,384,304

Shares	Description	Value ($)
	United States — continued
12,500	Modine Manufacturing Co. *	163,125
2,500	Moog, Inc. – Class A	218,625
7,200	Movado Group, Inc.	271,008
3,700	Murphy Oil Corp. (a)	118,030
3,800	NetApp, Inc.	254,106
3,100	Netflix, Inc. * (a)	887,003
5,600	Old Republic International Corp.	126,280
7,800	Oracle Corp.	380,328
16,800	PepsiCo, Inc. (a)	2,048,592
50,100	Pfizer, Inc. (b)	2,316,123
6,200	Phillips 66	579,824
6,400	Piedmont Office Realty Trust, Inc. – Class A (REIT) (a)	118,592
3,400	Popular, Inc. (a)	191,760
67	PotlatchDeltic Corp. (REIT) (a)	2,486
11,800	Procter & Gamble Co. (The) (a)	1,115,218
800	Progress Software Corp. (b)	28,128
11,800	Progressive Corp. (The)	782,222
10,900	PVH Corp. (b)	1,204,559
9,100	Qurate Retail, Inc. * (a)	202,202
1,900	Raymond James Financial, Inc. (a)	151,487
800	Regional Management Corp. *	21,728
9,800	Regions Financial Corp. (a)	161,210
1,100	Reliance Steel & Aluminum Co.	88,495
2,133	Resideo Technologies, Inc. *	44,004
5,900	Sabre Corp.	150,863
1,500	Scholastic Corp.	69,315
400	SEACOR Holdings, Inc. * (a)	16,616
3,000	Seagate Technology Plc (a)	129,270
900	Shutterfly, Inc. * (a)	44,991
1,100	SPX Corp. *	32,538
7,800	Stoneridge, Inc. *	208,650
900	Sykes Enterprises, Inc. *	24,858
3,700	Synopsys, Inc. *	340,178
4,700	T-Mobile US, Inc. *	321,715
4,900	TE Connectivity Ltd. (b)	376,957
400	Tech Data Corp. *	35,980
600	Teledyne Technologies, Inc. * (a)	134,748
3,800	Telephone & Data Systems, Inc.	135,774
8,400	Timken Co. (The) (a)	337,260
2,200	Tower International, Inc.	61,864
1,200	Trinseo SA	60,636
2,500	Triple-S Management Corp. – Class B *	47,700
4,200	Twenty-First Century Fox, Inc.– Class A	207,774
500	United States Cellular Corp. * (a)	27,930
2,800	Universal Corp. (a)	177,520
1,100	Universal Forest Products, Inc. (a)	30,426
1,600	Urban Outfitters, Inc. *	60,944
41,000	Verizon Communications, Inc. (a) (b)	2,472,300
16,000	Vishay Intertechnology, Inc. (a)	333,600
400	Visteon Corp. * (a)	29,528
2,800	Wolverine World Wide, Inc. (a)	96,880

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Shares / Par Value†	Description	Value ($)

	United States — continued

19,500	Xenia Hotels & Resorts, Inc. (REIT)	396,240

	Total United States	55,534,411

	TOTAL COMMON STOCKS (COST $102,412,449)	97,814,953

	PREFERRED STOCKS (d) — 0.1%

	Germany — 0.1%

278	Draegerwerk AG & Co KGaA	15,195

4,264	Henkel AG & Co KGaA	494,214

195	Sixt SE	13,306

	Total Germany	522,715

	TOTAL PREFERRED STOCKS (COST $568,924)	522,715

	DEBT OBLIGATIONS — 7.5%

	United States — 7.5%

	U.S. Government — 7.5%

12,138,210	U.S. Treasury Inflation Indexed Bond, 0.63%, due 04/15/23 (e)	11,909,354

4,647,779	U.S. Treasury Inflation Indexed Bond, 0.25%, due 01/15/25 (e)	4,437,633

9,082,116	U.S. Treasury Inflation Indexed Bond, 0.63%, due 01/15/26 (e)	8,823,488

13,804,450	U.S. Treasury Inflation Indexed Bond, 0.38%, due 01/15/27 (e)	13,066,415

2,318,747	U.S. Treasury Inflation Indexed Bond, 0.38%, due 07/15/27 (e)	2,194,235

2,446,878	U.S. Treasury Inflation Indexed Bond, 0.50%, due 01/15/28 (e)	2,325,426

14,832,688	U.S. Treasury Inflation Indexed Bond, 1.75%, due 01/15/28 (b) (e)	15,697,542

12,766,076	U.S. Treasury Inflation Indexed Bond, 2.50%, due 01/15/29 (e)	14,473,539

	Total U.S. Government	72,927,632

	Total United States	72,927,632

	TOTAL DEBT OBLIGATIONS (COST $74,924,557)	72,927,632

	MUTUAL FUNDS — 83.6%

	United States — 83.6%

	Affiliated Issuers — 83.6%

4,707,590	GMO Core Plus Bond Fund, Class IV	99,659,675

1,136,732	GMO Emerging Country Debt Fund, Class IV	30,237,083

7,119,784	GMO Emerging Markets Fund, Class VI	222,706,839

11,535,617	GMO International Equity Fund, Class IV	230,943,053

986,015	GMO Opportunistic Income Fund, Class VI	26,523,790

3,808,527	GMO Quality Fund, Class VI	98,260,000

4,682,223	GMO U.S. Equity Fund, Class VI	65,317,017

Shares	Description	Value ($)

	United States — continued

	Affiliated Issuers — continued

1,678,773	GMO U.S. Treasury Fund	41,935,751

	TOTAL MUTUAL FUNDS (COST $796,250,173)	815,583,208

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

1,369,889	State Street Institutional Treasury Money Market Fund-Premier Class, 2.19% (f)	1,369,889

	TOTAL SHORT-TERM INVESTMENTS (COST $1,369,889)	1,369,889

	TOTAL INVESTMENTS — 101.3% (Cost $975,525,992)	988,218,397

	SECURITIES SOLD SHORT — (1.9)%

	Common Stocks — (1.9)%

	Brazil — (0.0)%

(13,500)	Pagseguro Digital Ltd – Class A *	(324,000)

	Canada — (0.1)%

(9,300)	Agnico Eagle Mines Ltd	(326,616)

(8,600)	Cameco Corp	(102,168)

(31,600)	Yamana Gold Inc	(65,728)

	Total Canada	(494,512)

	France — (0.0)%

(6,103)	DBV Technologies SA *	(182,997)

(736)	Iliad SA	(99,446)

(630)	SMCP SA *	(12,570)

(524)	Wendel SA	(63,743)

	Total France	(358,756)

	Germany — (0.1)%

(584)	adidas AG	(129,337)

(125,143)	Deutsche Bank AG (Registered) *	(1,148,736)

(784)	GEA Group AG	(21,239)

	Total Germany	(1,299,312)

	Israel — (0.0)%

(1,200)	Tower Semiconductor Ltd *	(18,912)

	Italy — (0.0)%

(22,754)	Saipem SPA *	(99,908)

	Japan — (0.1)%

(171)	AEON REIT Investment Corp	(191,190)

(10,600)	Chiyoda Corp	(30,079)

(16)	Daiwa House Investment Corp (REIT)	(36,313)

(800)	Dip Corp	(17,974)

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2018 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

(200)	FANUC Corp	(34,398)

(300)	Goldwin Inc	(31,171)

(8,000)	Japan Lifeline Co Ltd.	(127,198)

(3,600)	Kansai Paint Co Ltd	(67,588)

(16,900)	Mitsui OSK Lines Ltd	(397,736)

(2,400)	Nippon Paint Holdings Co Ltd	(85,467)

(40,800)	Orient Corp	(63,258)

(2,800)	Universal Entertainment Corp. *	(92,468)

(13,300)	Yahoo Japan Corp	(38,138)

(1,500)	Yoshinoya Holdings Co Ltd	(25,786)

	Total Japan	(1,238,764)

	Netherlands — (0.0)%

(13,576)	Altice NV – Class B *	(32,831)

	Portugal — (0.0)%

(24,736)	CTT-Correios de Portugal SA	(100,484)

	Spain — (0.1)%

(178,396)	Bankia SA	(590,494)

(275)	Masmovil Ibercom SA *	(33,834)

	Total Spain	(624,328)

	Switzerland — (0.1)%

(17,394)	LafargeHolcim Ltd (Registered) *	(781,454)

	United Kingdom — (0.1)%

(1,346)	Dechra Pharmaceuticals Plc	(37,182)

(11,257)	Hochschild Mining Plc	(23,298)

(148,909)	Melrose Industries Plc	(336,375)

(4,818)	Ocado Group Plc *	(51,178)

(970)	Rhi Magnesita NV	(44,846)

	Total United Kingdom	(492,879)

Shares	Description	Value ($)

	United States — (1.3)%

(11,200)	Acacia Communications, Inc. *	(480,256)

(15,400)	Advanced Micro Devices, Inc. *	(328,020)

(1,000)	Aerie Pharmaceuticals, Inc. *	(39,890)

(31,851)	Altice USA, Inc. – Class A	(563,444)

(4,400)	BioMarin Pharmaceutical, Inc. *	(422,532)

(3,600)	Carvana Co. *	(155,844)

(2,300)	Charter Communications, Inc. – Class A *	(757,160)

(400)	Chipotle Mexican Grill, Inc. *	(189,284)

(24,800)	Clovis Oncology, Inc. *	(426,808)

(300)	Constellation Brands, Inc. – Class A	(58,728)

(1,400)	Continental Resources Inc/OK *	(64,008)

(2,000)	Copart, Inc. *	(102,360)

(11,600)	Coty Inc-Class A	(96,744)

(26,600)	Incyte Corp. *	(1,709,050)

(16,600)	Knight-Swift Transportation Holdings, Inc.	(575,356)

(100)	MercadoLibre, Inc.	(35,197)

(14,700)	Nektar Therapeutics *	(593,733)

(109,700)	Pandora Media, Inc. *	(953,293)

(27,300)	Roku, Inc. *	(1,112,475)

(4,600)	Shake Shack, Inc. *	(255,530)

(17,500)	Square, Inc. – Class A *	(1,222,200)

(21,200)	TESARO, Inc. *	(983,256)

(5,300)	Tesla, Inc. *	(1,857,544)

(1,400)	Wynn Resorts Ltd.	(153,160)

	Total United States	(13,135,872)

	TOTAL COMMON STOCKS (PROCEEDS $20,256,663)	(19,002,012)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $20,256,663)	(19,002,012)

	Other Assets and Liabilities (net) — 0.6%	6,323,859

	TOTAL NET ASSETS — 100.0%	$975,540,244

A summary of outstanding financial instruments at November 30, 2018 is as follows:

Swap Contracts

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 1.06%	MORD	USD	72,302	05/18/2020	Monthly	—	1,032	1,032
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	54,808	05/18/2020	Monthly	—	(1,249)	(1,249)
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 1.75%	MORD	USD	495,065	05/18/2020	Monthly	—	(8,992)	(8,992)
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 1.00%	MORD	USD	1,210,566	05/18/2020	Monthly	—	(20,249)	(20,249)
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	1,619,152	05/18/2020	Monthly	—	(5,737)	(5,737)
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 2.38%	MORD	USD	28,746	05/18/2020	Monthly	—	(2,612)	(2,612)

							$—	$(37,807)	$(37,807)

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2018 (Unaudited)

As of November 30, 2018, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

ADR - American Depositary Receipt

CPO - Ordinary Participation Certificate (Certificado de Participacion Ordinares), representing a bundle of shares of the multiple series of one issuer that trade together as a unit.

NVDR - Non-Voting Depositary Receipt

REIT - Real Estate Investment Trust

SDR - Swedish Depository Receipt

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	All or a portion of this security is out on loan.

(b)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any.

(c)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(d)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(e)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic.

(f)	The rate disclosed is the 7 day net yield as of November 30, 2018.

(g)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.

Counterparty Abbreviations:

MORD - Morgan Stanley Capital Services LLC

Currency Abbreviations:

USD - United States Dollar

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes. As of November 30, 2018, the approximate total cost, aggregate investment-level gross/net unrealized appreciation (depreciation) in the value of total investments (including total securities sold short, if any), and the net unrealized appreciation (depreciation) of outstanding financial instruments for U.S. federal income tax purposes were as follows:

	Total Investments				Outstanding Financial Instruments

Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Alpha Only Fund	114,116,156	5,797,562	(9,887,388)	(4,089,826)	5,001,095
Benchmark-Free Allocation Fund	11,666,968,945	27,750,840	(134,882,160)	(107,131,320)	—
Benchmark-Free Fund	3,389,076,435	138,401,510	(203,009,045)	(64,607,535)	15,628,909
Global Asset Allocation Fund	1,989,075,869	40,054,778	(149,337,742)	(109,282,964)	—
Global Developed Equity Allocation Fund	449,600,070	2,592,503	(17,759,825)	(15,167,322)	—
Global Equity Allocation Fund	1,877,331,426	65,937,759	(218,015,441)	(152,077,682)	—
Consolidated Implementation Fund	9,725,399,659	305,407,227	(697,350,162)	(391,942,935)	67,033,115
International Developed Equity Allocation Fund	725,248,260	5,147,833	(145,702,161)	(140,554,328)	—
International Equity Allocation Fund	1,015,070,904	17,447,488	(149,775,295)	(132,327,807)	—
Consolidated SGM Major Markets Fund	1,340,084,125	49,162,074	(59,119,336)	(9,957,262)	(2,921,509)
Consolidated Special Opportunities Fund	354,818,861	93,115,876	(31,912,542)	61,203,334	—
Strategic Opportunities Allocation Fund	975,666,280	22,992,228	(29,442,123)	(6,449,895)	(37,807)

Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust (“underlying funds”). A summary of the Funds’ transactions involving companies that are or were affiliates during the period ended November 30, 2018 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Alpha Only Fund
GMO U.S. Treasury Fund	$13,848,473	$148,355,314	$158,350,000	$164,859	$—	$9,376	$793	$3,863,956

Benchmark-Free Allocation Fund
GMO Emerging Country Debt Fund, Class IV	$338,343,014	$112,844,805	$17,784,551	$4,487,712	$—	$(129,488)	$(24,363,051)	$408,910,729
GMO High Yield Fund, Class VI	—	204,419,676	59,799,473	—	—	1,165,524	1,312,071	147,097,798
GMO Implementation Fund	10,973,015,970	671,605,447	2,042,222,122	40,589,176	—	31,479,626	(666,663,391)	8,967,215,530
GMO Opportunistic Income Fund, Class VI	542,342,069	91,005,513	65,108,271	4,367,320	—	5,998,578	3,906,105	578,143,994
GMO Risk Premium Fund, Class VI	—	322,967,912	31,119,861	—	—	786,167	(905,811)	291,728,407
GMO SGM Major Markets Fund, Class VI	1,015,978,511	29,133,326	165,827,547	—	—	6,151,550	(18,359,618)	867,076,222
GMO Special Opportunities Fund, Class VI	669,099,430	181,622,883	415,906,963	—	154,325,296	55,259,728	(197,222,167)	292,852,911

Totals	$13,538,778,994	$1,613,599,562	$2,797,768,788	$49,444,208	$154,325,296	$100,711,685	$(902,295,862)	$11,553,025,591

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Benchmark-Free Fund
GMO Emerging Country Debt Fund, Class IV	$133,185,460	$27,984,674	$17,100,000	$1,541,536	$—	$(187,932)	$(8,886,354)	$134,995,848
GMO Emerging Markets Fund, Class VI	569,680,947	883,352	80,000,000	883,352	—	7,337,354	(80,297,281)	417,604,372
GMO Opportunistic Income Fund, Class VI	217,604,583	29,636,997	41,000,000	1,526,892	—	4,452,023	(752,977)	209,940,626
GMO Risk Premium Fund, Class VI	—	111,397,624	—	—	—	—	(368,480)	111,029,144
GMO SGM Major Markets Fund, Class VI	184,449,116	—	34,000,000	—	—	2,440,994	(3,972,318)	148,917,792
GMO Special Opportunities Fund, Class VI	323,594,896	60,618,195	226,127,282	—	60,618,195	32,033,592	(88,615,334)	101,504,067

Totals	$1,428,515,002	$230,520,842	$398,227,282	$3,951,780	$60,618,195	$46,076,031	$(182,892,744)	$1,123,991,849

Global Asset Allocation Fund
GMO Alpha Only Fund, Class IV	$74,946,917	$1,544,636	$15,669,149	$268,305	$—	$(2,421,185)	$(1,911,369)	$56,489,850
GMO Asset Allocation Bond Fund, Class VI	399,177,319	6,691,525	181,816,436	2,325,988	—	(28,478,157)	30,063,306	225,637,557
GMO Core Plus Bond Fund, Class IV	249,614,612	122,706,592	93,614,200	1,391,054	—	415,096	2,804,931	281,927,031
GMO Emerging Country Debt Fund, Class IV	55,530,671	14,818,950	8,867,468	652,209	—	(34,496)	(3,604,995)	57,842,662
GMO Emerging Markets Fund, Class VI	467,717,958	33,002,097	81,608,039	886,476	—	4,768,679	(67,819,326)	356,061,369
GMO International Equity Fund, Class IV	519,183,914	50,316,763	100,071,269	3,150,332	—	(14,623,799)	(61,979,481)	392,826,128
GMO Opportunistic Income Fund, Class VI	48,813,182	14,761,768	26,470,854	202,791	—	1,719,371	(1,172,812)	37,650,655
GMO Quality Fund, Class VI	178,367,480	13,719,325	59,783,876	573,594	6,815,283	11,124,701	(6,270,625)	137,157,005
GMO Risk Premium Fund, Class VI	62,350,340	226,286	16,594,945	226,286	—	(282,095)	1,239,487	46,939,073
GMO SGM Major Markets Fund, Class VI	73,567,091	1,550,500	17,344,122	—	—	1,013,745	(1,789,678)	56,997,536
GMO U.S. Equity Fund, Class VI	178,908,774	20,944,457	48,347,978	722,735	13,009,248	(2,193,437)	(11,756,412)	137,555,404
GMO U.S. Treasury Fund	167,046,625	70,181,148	144,917,221	2,161,152	—	(120,141)	187,064	92,377,475

Totals	$2,475,224,883	$350,464,047	$795,105,557	$12,560,922	$19,824,531	$(29,111,718)	$(122,009,910)	$1,879,461,745

Global Developed Equity Allocation Fund
GMO Emerging Markets Fund, Class VI	$46,991,022	$5,588,323	$645,310	$91,897	$—	$54,901	$(6,540,971)	$45,447,965
GMO International Equity Fund, Class IV	217,379,783	16,585,633	395,356	1,373,005	—	36,912	(36,784,448)	196,822,524
GMO Quality Fund, Class VI	102,786,624	4,139,003	13,746,657	321,308	3,817,694	2,620,628	353,069	96,152,667
GMO U.S. Equity Fund, Class VI	101,984,701	8,998,663	6,322,169	414,403	7,459,250	404,633	(9,260,294)	95,805,534

Totals	$469,142,130	$35,311,622	$21,109,492	$2,200,613	$11,276,944	$3,117,074	$(52,232,644)	$434,228,690

Global Equity Allocation Fund
GMO Emerging Markets Fund, Class VI	$608,573,770	$28,548,713	$103,885,910	$1,166,884	$—	$6,201,716	$(87,603,326)	$451,834,963
GMO International Equity Fund, Class IV	896,831,372	27,299,166	100,443,777	5,598,487	—	(24,149,851)	(112,217,247)	687,319,663
GMO Quality Fund, Class VI	412,807,154	17,892,984	163,163,789	1,258,604	14,954,380	31,442,656	(19,371,160)	279,607,845
GMO U.S. Equity Fund, Class VI	409,993,568	30,932,963	103,112,207	1,628,051	29,304,913	(5,344,272)	(26,581,413)	305,888,639

Totals	$2,328,205,864	$104,673,826	$470,605,683	$9,652,026	$44,259,293	$8,150,249	$(245,773,146)	$1,724,651,110

International Developed Equity Allocation Fund
GMO Emerging Markets Fund, Class VI	$67,378,736	$5,594,874	$1,049,463	$129,974	$—	$90,594	$(9,552,056)	$62,462,685
GMO International Equity Fund, Class IV	597,172,345	29,395,266	5,861,322	3,753,616	—	(571,396)	(98,212,429)	521,922,464

Totals	$664,551,081	$34,990,140	$6,910,785	$3,883,590	$—	$(480,802)	$(107,764,485)	$584,385,149

Affiliate	Value, beginning of period	Purchases	Sales Proceeds		Dividend Income*	Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
International Equity Allocation Fund
GMO Emerging Markets Fund, Class VI	$402,051,540	$6,834,639	$39,732,654		$723,858	$—	$1,908,276	$(55,387,741)	$315,674,060
GMO International Equity Fund, Class IV	748,929,812	6,850,001	76,008,228		4,404,226	—	(6,548,975)	(106,478,830)	566,743,780

Totals	$1,150,981,352	$13,684,640	$115,740,882		$5,128,084	$—	$(4,640,699)	$(161,866,571)	$882,417,840

Consolidated SGM Major Markets Fund
GMO U.S. Treasury Fund	$1,072,205,111	$57,075,865	$1,129,705,815	(a)	$9,352,205	$—	$(781,391)	$1,206,230	$—

Consolidated Special Opportunities Fund
Jagercor Energy Corp	$70,137	$—	$—		$—	$—	$—	$(24,978)	$45,159

Strategic Opportunities Allocation Fund
GMO Core Plus Bond Fund, Class IV	$99,134,920	$30,487,118	$31,044,299		$487,118	$—	$(363,055)	$1,444,991	$99,659,675
GMO Emerging Country Debt Fund, Class IV	39,992,630	4,369,234	11,750,875		456,549	—	(779,145)	(1,594,761)	30,237,083
GMO Emerging Markets Fund, Class VI	305,084,580	510,832	45,079,189		510,832	—	5,301,892	(43,111,276)	222,706,839
GMO International Equity Fund, Class IV	349,818,348	1,794,004	74,675,631	(b)	1,794,004	—	(6,750,067)	(39,243,601)	230,943,053
GMO Opportunistic Income Fund, Class VI	45,985,113	283,091	20,304,353		283,091	—	1,734,552	(1,174,613)	26,523,790
GMO Quality Fund, Class VI	131,528,842	5,046,728	41,083,564		391,774	4,654,954	7,020,183	(4,252,189)	98,260,000
GMO U.S. Equity Fund, Class VI	130,082,686	6,534,647	63,011,312	(c)	343,929	6,190,718	(372,216)	(7,916,788)	65,317,017
GMO U.S. Treasury Fund	93,901,813	12,013,797	64,008,962		1,013,841	—	(11,438)	40,541	41,935,751

Totals	$1,195,528,932	$61,039,451	$350,958,185		$5,281,138	$10,845,672	$5,780,706	$(95,807,696)	$815,583,208

*

The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2018 through November 30, 2018. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2019.

(a)	$1,017,970,052 was redeemed in-kind.
(b)	$37,086,238 was redeemed in-kind.
(c)	$39,017,646 was redeemed in-kind.

Basis of presentation

The preparation of the Schedule of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. GMO believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value a Fund ultimately realizes upon the sale of those securities.

Basis of presentation and principles of consolidation: Implementation Fund, Special Opportunities Fund and SGM Major Markets Fund

Implementation Fund, Special Opportunities Fund and SGM Major Markets Fund include the accounts of their wholly-owned subsidiaries Implementation SPC Ltd., Special Opportunities SPC Ltd. and Alternative Asset SPC Ltd. (each a “wholly-owned subsidiary”), respectively, and the accompanying schedules of investments have been consolidated for those accounts. The consolidated schedules of investments include all of the assets and liabilities of each wholly-owned subsidiary.

Portfolio valuation

Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value. Direct investments held by the Funds and underlying funds are valued as follows: Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates its net asset value, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are generally valued at the price determined by an industry standard model. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees of GMO Trust (“Trustees”) or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in pricing, and in particular fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended November 30, 2018, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties. See “Derivative financial instruments” for a further discussion on valuation of derivatives.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect valuation changes through the NYSE close. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below) in the table below and are described in the disclosures of the underlying funds.

Typically, the Funds and the underlying funds value fixed income securities at the most recent price supplied by a pricing source determined by GMO. GMO evaluates pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another source) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds and the underlying funds.

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its net asset value, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include certain U.S. government agency securities, mortgage-backed securities, asset-backed securities, certain sovereign debt obligations, and corporate bonds valued using vendor prices or broker quotes; cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain securities that are valued at the local price and adjusted by applying a premium or discount when the holdings exceed foreign ownership limitations; certain debt obligations, such as collateralized loan obligations, that have yet to begin trading that are valued at cost; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, certain debt securities (such as asset-backed, mortgage-backed, loans and sovereign debt) and derivatives even though they may be valued using broker quotes; certain debt securities and derivatives adjusted by a specified discount for liquidity or other considerations; securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; potential litigation recoveries and interests related to bankruptcy proceedings; third-party investment funds where valuations are provided by fund sponsors and which are adjusted for liquidity considerations as well as the timing of the receipt of information; certain equity securities valued based on the last traded exchange price adjusted for the movement in a relevant index; certain securities that are valued using a price from a comparable security related to the same issuer; and certain recently acquired equity securities that have yet to begin trading that are valued at cost.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of November 30, 2018:

Description	Level 1	Level 2	Level 3		Total
Alpha Only Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$1,038,900	$—		$1,038,900
Austria	—	320,682	—		320,682
Belgium	—	61,059	—		61,059
Brazil	31,812	3,302,920	—		3,334,732
China	220,794	13,665,104	—		13,885,898
Colombia	9,708	—	—		9,708
Denmark	—	7,741	—		7,741
Egypt	—	8,607	—		8,607
Finland	—	401,875	—		401,875
France	22,675	1,691,770	—		1,714,445
Germany	—	3,512,958	—		3,512,958
Greece	—	—	0	§	0	§
Hong Kong	—	521,642	—		521,642
Hungary	—	41,392	—		41,392
India	—	3,171,018	—		3,171,018
Indonesia	—	147,405	—		147,405
Ireland	—	5,206	—		5,206
Israel	—	167,186	—		167,186
Italy	230,601	1,218,255	—		1,448,856
Japan	—	7,759,111	—		7,759,111
Malaysia	—	186,156	0	§	186,156
Mexico	967,093	—	—		967,093
Netherlands	—	1,138,438	—		1,138,438
New Zealand	—	31,082	—		31,082
Norway	—	997,569	—		997,569
Philippines	—	51,713	—		51,713
Poland	—	148,965	—		148,965
Portugal	—	39,556	—		39,556
Qatar	—	11,919	—		11,919
Russia	—	1,825,360	—		1,825,360
Singapore	—	138,365	—		138,365
South Africa	—	3,602,812	—		3,602,812
South Korea	502,149	3,460,383	—		3,962,532
Spain	—	366,885	—		366,885
Sweden	—	1,345,232	—		1,345,232
Switzerland	18,306	3,662,546	—		3,680,852
Taiwan	689,062	5,656,028	25,008		6,370,098
Thailand	—	2,114,348	—		2,114,348
Turkey	—	946,519	—		946,519
United Kingdom	1,288,673	5,884,654	—		7,173,327
United States	26,162,897	—	—		26,162,897

TOTAL COMMON STOCKS	30,143,770	68,651,361	25,008		98,820,139

Description	Level 1	Level 2	Level 3		Total
Alpha Only Fund (continued)
Asset Valuation Inputs (continued)
Preferred Stocks
Brazil	$—	$153,046	$—		$153,046
Colombia	12,126	—	—		12,126
Germany	—	369,579	—		369,579
South Korea	—	495,215	—		495,215

TOTAL PREFERRED STOCKS	12,126	1,017,840	—		1,029,966

Debt Obligations
United States	4,999,606	—	—		4,999,606

TOTAL DEBT OBLIGATIONS	4,999,606	—	—		4,999,606

Rights/Warrants
Thailand	—	—	0	§	0	§

TOTAL RIGHTS/WARRANTS	—	—	0	§	0	§

Mutual Funds
United States	3,863,956	—	—		3,863,956

TOTAL MUTUAL FUNDS	3,863,956	—	—		3,863,956

Short-Term Investments	1,312,663	—	—		1,312,663

Total Investments	40,332,121	69,669,201	25,008		110,026,330

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	134,948	—		134,948
Futures Contracts
Equity Risk	4,894,734	—	—		4,894,734

Total	$45,226,855	$69,804,149	$25,008		$115,056,012

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(28,587)	$—		$(28,587)

Benchmark-Free Allocation Fund
Asset Valuation Inputs
Mutual Funds	$11,553,025,591	$—	$—		$11,553,025,591
Short-Term Investments	6,812,034	—	—		6,812,034

Total Investments	11,559,837,625	—	—		11,559,837,625

Total	$11,559,837,625	$—	$—		$11,559,837,625

Benchmark-Free Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$30,319,108	$—		$30,319,108
Austria	—	3,609,895	—		3,609,895
Belgium	—	1,483,488	—		1,483,488
Brazil	875,505	46,948,531	—		47,824,036
Canada	50,225,172	—	—		50,225,172
Chile	—	56,134	—		56,134
China	6,706,071	190,456,778	—		197,162,849
Colombia	600,482	—	—		600,482
Czech Republic	—	178,390	—		178,390
Denmark	1,986,012	7,580,488	—		9,566,500
Finland	—	9,004,571	—		9,004,571
France	6,463,945	37,697,407	—		44,161,352
Germany	—	59,122,458	—		59,122,458
Greece	—	156,821	0	§	156,821
Hong Kong	—	12,845,453	—		12,845,453

Description	Level 1	Level 2		Level 3		Total
Benchmark-Free Fund (continued)
Asset Valuation Inputs (continued)
Hungary	$—	$1,155,225		$—		$1,155,225
India	—	41,730,921		—		41,730,921
Indonesia	—	5,294,185		—		5,294,185
Ireland	1,678,752	—		—		1,678,752
Israel	—	827,584		—		827,584
Italy	8,633,436	18,297,740		—		26,931,176
Japan	—	157,259,585		—		157,259,585
Malaysia	—	4,781,137		—		4,781,137
Mexico	16,692,281	—		—		16,692,281
Netherlands	—	9,793,813		—		9,793,813
New Zealand	—	1,473,064		—		1,473,064
Norway	—	22,995,580		—		22,995,580
Pakistan	—	166,145		—		166,145
Philippines	—	1,111,470		—		1,111,470
Poland	—	5,259,804		—		5,259,804
Portugal	—	572,228		—		572,228
Qatar	—	1,404,640		—		1,404,640
Russia	1,083,898	34,692,076		—		35,775,974
Singapore	—	3,645,925		—		3,645,925
South Africa	—	51,510,635		—		51,510,635
South Korea	6,837,170	60,199,881		—		67,037,051
Spain	—	8,391,217		—		8,391,217
Sweden	—	29,648,883		—		29,648,883
Switzerland	92,456	35,826,070		—		35,918,526
Taiwan	5,761,378	80,208,864		337,609		86,307,851
Thailand	—	21,865,979		—		21,865,979
Turkey	—	19,790,093		—		19,790,093
United Arab Emirates	—	1,186,923		—		1,186,923
United Kingdom	11,687,941	84,563,347		—		96,251,288
United States	136,881,246	—		—		136,881,246

TOTAL COMMON STOCKS	256,205,745	1,103,112,536		337,609		1,359,655,890

Preferred Stocks
Brazil	—	9,451,482		—		9,451,482
Colombia	234,107	—		—		234,107
Germany	—	3,103,479		—		3,103,479
Russia	—	3,698,768		—		3,698,768
South Korea	—	11,396,983		—		11,396,983
Sweden	—	92,685		—		92,685
Taiwan	—	29,494		—		29,494

TOTAL PREFERRED STOCKS	234,107	27,772,891		—		28,006,998

Rights/Warrants
Australia	—	0	§	—		0	§
Brazil	1,946	—		0	§	1,946

TOTAL RIGHTS/WARRANTS	1,946	0	§	0	§	1,946

Investment Funds
United States	639,884	—		—		639,884

TOTAL INVESTMENT FUNDS	639,884	—		—		639,884

Debt Obligations
United States	110,894,479	570,356,258		—		681,250,737

TOTAL DEBT OBLIGATIONS	110,894,479	570,356,258		—		681,250,737

Mutual Funds
United States	1,123,991,849	—		—		1,123,991,849

TOTAL MUTUAL FUNDS	1,123,991,849	—		—		1,123,991,849

Description	Level 1	Level 2	Level 3	Total
Benchmark-Free Fund (continued)
Asset Valuation Inputs (continued)
Short-Term Investments	$6,004,867	$160,439,859	$—	$166,444,726

Total Investments	1,497,972,877	1,861,681,544	337,609	3,359,992,030

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	1,352,595	—	1,352,595
Futures Contracts
Equity Risk	14,535,776	—	—	14,535,776
Swap Contracts
Equity Risk	—	89,095	—	89,095

Total	$1,512,508,653	$1,863,123,234	$337,609	$3,375,969,496

Liability Valuation Inputs
Common Stocks
Brazil	$(2,836,800)	$—	$—	$(2,836,800)
Canada	(3,845,694)	—	—	(3,845,694)
Denmark	—	(686,749)	—	(686,749)
Finland	—	(28,244)	—	(28,244)
France	—	(1,133,904)	—	(1,133,904)
Germany	(258,712)	(3,842,895)	—	(4,101,607)
Israel	(413,842)	—	—	(413,842)
Italy	—	(3,649,610)	—	(3,649,610)
Japan	—	(6,564,827)	—	(6,564,827)
Netherlands	—	(56,575)	—	(56,575)
Norway	—	(118,368)	—	(118,368)
Singapore	—	(146,674)	—	(146,674)
Spain	—	(4,224,987)	—	(4,224,987)
Sweden	—	(123,679)	—	(123,679)
Switzerland	—	(2,985,581)	—	(2,985,581)
United Kingdom	—	(3,215,785)	—	(3,215,785)
United States	(1,390,204)	—	—	(1,390,204)

TOTAL COMMON STOCKS	(8,745,252)	(26,777,878)	—	(35,523,130)

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	(135,138)	—	(135,138)
Futures Contracts
Equity Risk	(141,738)	—	—	(141,738)
Swap Contracts
Equity Risk	—	(66,483)	—	(66,483)
Interest Rate Risk	—	(5,198)	—	(5,198)

Total	$(8,886,990)	$(26,984,697)	$—	$(35,871,687)

Global Asset Allocation Fund
Asset Valuation Inputs
Mutual Funds	$1,879,461,745	$—	$—	$1,879,461,745
Debt Obligations
Asset-Backed Securities	—	51,758	—	51,758

TOTAL DEBT OBLIGATIONS	—	51,758	—	51,758

Short-Term Investments	279,402	—	—	279,402

Total Investments	1,879,741,147	51,758	—	1,879,792,905

Total	$1,879,741,147	$51,758	$—	$1,879,792,905

Description	Level 1	Level 2	Level 3	Total
Global Developed Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$434,228,690	$—	$—	$434,228,690
Short-Term Investments	204,058	—	—	204,058

Total Investments	434,432,748	—	—	434,432,748

Total	$434,432,748	$—	$—	$434,432,748

Global Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$1,724,651,110	$—	$—	$1,724,651,110
Short-Term Investments	602,634	—	—	602,634

Total Investments	1,725,253,744	—	—	1,725,253,744

Total	$1,725,253,744	$—	$—	$1,725,253,744

Consolidated Implementation Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$104,749,379	$—	$104,749,379
Austria	—	16,174,395	—	16,174,395
Belgium	—	6,514,965	—	6,514,965
Brazil	4,696,938	132,838,726	—	137,535,664
Canada	171,737,853	—	—	171,737,853
Chile	—	633,661	—	633,661
China	24,877,392	882,884,111	—	907,761,503
Colombia	2,286,434	—	—	2,286,434
Czech Republic	—	1,034,461	—	1,034,461
Denmark	5,361,300	21,360,570	—	26,721,870
Finland	—	31,264,106	—	31,264,106
France	14,523,700	127,664,310	—	142,188,010
Germany	—	205,188,114	—	205,188,114
Greece	—	2,633,485	—	2,633,485
Hong Kong	—	36,109,963	—	36,109,963
Hungary	—	3,556,085	—	3,556,085
India	—	138,832,062	—	138,832,062
Indonesia	—	54,868,029	—	54,868,029
Ireland	4,529,736	34,871	—	4,564,607
Israel	24,287,172	4,667,324	—	28,954,496
Italy	24,500,510	72,164,294	—	96,664,804
Japan	—	519,853,125	—	519,853,125
Luxembourg	305,604	—	—	305,604
Malaysia	—	14,793,091	—	14,793,091
Mexico	75,190,803	—	—	75,190,803
Netherlands	—	38,716,779	—	38,716,779
New Zealand	—	2,610,127	—	2,610,127
Norway	—	66,802,388	—	66,802,388
Pakistan	—	2,577,833	—	2,577,833
Philippines	—	11,376,534	—	11,376,534
Poland	—	66,320,107	—	66,320,107
Portugal	—	2,288,427	—	2,288,427
Qatar	—	29,241,227	—	29,241,227
Russia	13,946,176	294,618,043	—	308,564,219
Singapore	—	11,877,747	—	11,877,747
South Africa	—	237,271,534	—	237,271,534
South Korea	21,222,750	219,257,136	—	240,479,886
Spain	8,194,960	28,015,105	—	36,210,065
Sweden	—	95,948,508	—	95,948,508
Switzerland	—	130,608,927	—	130,608,927
Taiwan	52,048,352	488,970,003	4,399,335	545,417,690
Thailand	—	91,882,809	—	91,882,809
Turkey	468,356	170,247,793	—	170,716,149

Description	Level 1	Level 2	Level 3	Total
Consolidated Implementation Fund (continued)
Asset Valuation Inputs (continued)
United Arab Emirates	$—	$17,289,787	$—	$17,289,787
United Kingdom	106,265,091	271,591,962	—	377,857,053
United States	845,933,796	4,895,125	2,571,457	853,400,378

TOTAL COMMON STOCKS	1,400,376,923	4,660,227,028	6,970,792	6,067,574,743

Preferred Stocks
Brazil	—	25,997,863	—	25,997,863
Colombia	3,274,158	—	—	3,274,158
Germany	—	14,627,919	—	14,627,919
Russia	—	20,733,581	—	20,733,581
South Korea	—	40,769,446	—	40,769,446
Taiwan	—	449,203	—	449,203

TOTAL PREFERRED STOCKS	3,274,158	102,578,012	—	105,852,170

Rights/Warrants
Australia	—	0 §	—	0 §
Brazil	217,069	—	—	217,069
Canada	101,517	—	—	101,517
United States	—	—	130,840	130,840

TOTAL RIGHTS/WARRANTS	318,586	0 §	130,840	449,426

Investment Funds
United States	64,271,049	—	—	64,271,049

TOTAL INVESTMENT FUNDS	64,271,049	—	—	64,271,049

Debt Obligations
Italy	—	3,837,313	—	3,837,313
Jamaica	—	7,358,175	—	7,358,175
Luxembourg	—	—	7,928,552	7,928,552
Puerto Rico	606,250	8,862,869	—	9,469,119
Spain	—	—	3,345,536	3,345,536
United States	813,921,977	1,761,423,292	53,531,192	2,628,876,461

TOTAL DEBT OBLIGATIONS	814,528,227	1,781,481,649	64,805,280	2,660,815,156

Short-Term Investments	254,581,359	466,692,251	—	721,273,610
Purchased Options	1,487,072	—	13,265	1,500,337

Total Investments	2,538,837,374	7,010,978,940	71,920,177	9,621,736,491

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	12,716,599	—	12,716,599
Futures Contracts
Equity Risk	62,875,325	—	—	62,875,325
Swap Contracts
Equity Risk	—	61,551	—	61,551
Interest Rate Risk	—	10,737,256	—	10,737,256

Total	$2,601,712,699	$7,034,494,346	$71,920,177	$9,708,127,222

Liability Valuation Inputs
Common Stocks
Brazil	$(10,046,399)	$—	$—	$(10,046,399)
Canada	(17,620,258)	—	—	(17,620,258)
China	(53,014,308)	—	—	(53,014,308)
Denmark	—	(2,329,894)	—	(2,329,894)
France	—	(6,045,011)	—	(6,045,011)
Germany	(481,984)	(15,349,211)	—	(15,831,195)
Israel	(660,344)	—	—	(660,344)
Italy	—	(10,345,605)	—	(10,345,605)
Japan	—	(47,695,228)	—	(47,695,228)
Russia	(185,850)	—	—	(185,850)
Singapore	—	(464,169)	—	(464,169)
Spain	—	(8,555,105)	—	(8,555,105)

Description	Level 1	Level 2	Level 3	Total
Consolidated Implementation Fund (continued)
Liability Valuation Inputs (continued)
Sweden	$—	$(325,866)	$—	$(325,866)
Switzerland	—	(9,703,008)	—	(9,703,008)
United Kingdom	—	(11,392,491)	—	(11,392,491)
United States	(71,768,312)	—	—	(71,768,312)

TOTAL COMMON STOCKS	(153,777,455)	(112,205,588)	—	(265,983,043)

Debt Obligations
United States	—	(22,296,724)	—	(22,296,724)

TOTAL DEBT OBLIGATIONS	—	(22,296,724)	—	(22,296,724)

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	(8,301,781)	—	(8,301,781)
Futures Contracts
Equity Risk	(2,232,683)	—	—	(2,232,683)
Written Options
Equity Risk	—	(9,749,110)	—	(9,749,110)
Swap Contracts
Credit Risk	—	(74,295)	—	(74,295)
Equity Risk	—	(400,148)	—	(400,148)
Interest Rate Risk	—	(7,384,663)	—	(7,384,663)

Total	$(156,010,138)	$(160,412,309)	$—	$(316,422,447)

International Developed Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$584,385,149	$—	$—	$584,385,149
Short-Term Investments	308,783	—	—	308,783

Total Investments	584,693,932	—	—	584,693,932

Total	$584,693,932	$—	$—	$584,693,932

International Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$882,417,840	$—	$—	$882,417,840
Short-Term Investments	325,257	—	—	325,257

Total Investments	882,743,097	—	—	882,743,097

Total	$882,743,097	$—	$—	$882,743,097

Consolidated SGM Major Markets Fund
Asset Valuation Inputs
Debt Obligations
U.S. Government	$673,581,052	$—	$—	$673,581,052
U.S. Government Agency	312,156,683	—	—	312,156,683

TOTAL DEBT OBLIGATIONS	985,737,735	—	—	985,737,735

Short-Term Investments	240,035,031	104,354,097	—	344,389,128

Total Investments	1,225,772,766	104,354,097	—	1,330,126,863

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	7,240,167	—	7,240,167
Futures Contracts
Equity Risk	20,765,478	—	—	20,765,478
Interest Rate Risk	446,579	—	—	446,579
Physical Commodity Contract Risk	357,408	—	—	357,408

Total	$1,247,342,231	$111,594,264	$—	$1,358,936,495

Description	Level 1	Level 2	Level 3		Total
Consolidated SGM Major Markets Fund (continued)
Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(8,650,796)	$—		$(8,650,796)
Futures Contracts
Equity Risk	(21,083,333)	—	—		(21,083,333)
Interest Rate Risk	(1,639,604)	—	—		(1,639,604)
Physical Commodity Contract Risk	(8,366,143)	—	—		(8,366,143)

Total	$(31,089,080)	$(8,650,796)	$—		$(39,739,876)

Consolidated Special Opportunities Fund
Asset Valuation Inputs
Common Stocks
Canada	$—	$—	$45,159		$45,159
Germany	—	14,031,035	—		14,031,035
Netherlands	19,793,675	—	—		19,793,675
United Kingdom	—	25,652,335	—		25,652,335
United States	285,486,624	—	—		285,486,624

TOTAL COMMON STOCKS	305,280,299	39,683,370	45,159		345,008,828

Short-Term Investments	$71,013,367	$—	$—		$71,013,367

Total Investments	376,293,666	39,683,370	45,159		416,022,195

Total	$376,293,666	$39,683,370	$45,159		$416,022,195

Strategic Opportunities Allocation Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$967,095	$—		$967,095
Austria	—	22,140	—		22,140
Belgium	—	33,747	—		33,747
Brazil	—	2,955,555	—		2,955,555
Canada	2,136,259	—	—		2,136,259
China	203,775	4,469,069	—		4,672,844
Denmark	447,552	340,438	—		787,990
France	346,120	1,748,994	—		2,095,114
Germany	—	1,849,081	—		1,849,081
Hong Kong	—	347,407	—		347,407
India	372,780	30,471	—		403,251
Indonesia	—	15,827	—		15,827
Ireland	43,416	—	—		43,416
Israel	150,780	—	—		150,780
Italy	557,424	1,464,278	—		2,021,702
Japan	—	9,166,839	—		9,166,839
Luxembourg	23,508	—	—		23,508
Malaysia	—	74,811	—		74,811
Malta	—	—	0	§	0 §
Mexico	84,715	—	—		84,715
Netherlands	—	283,683	—		283,683
Norway	—	1,068,815	—		1,068,815
Poland	—	23,193	—		23,193
Portugal	—	31,365	—		31,365
Singapore	—	36,133	—		36,133
South Africa	—	1,227,763	—		1,227,763
South Korea	743,294	1,095,308	—		1,838,602
Spain	—	482,631	—		482,631
Sweden	—	2,534,009	—		2,534,009
Switzerland	—	391,086	—		391,086
Taiwan	—	1,499,992	—		1,499,992
Thailand	—	63,457	—		63,457
Turkey	—	133,573	—		133,573

Description	Level 1	Level 2	Level 3		Total
Strategic Opportunities Allocation Fund (continued)
Asset Valuation Inputs (continued)
United Kingdom	$193,046	$4,621,113	$—		$4,814,159
United States	55,534,411	—	—		55,534,411

TOTAL COMMON STOCKS	60,837,080	36,977,873	0	§	97,814,953

Preferred Stocks
Germany	—	522,715	—		522,715

TOTAL PREFERRED STOCKS	—	522,715	—		522,715

Debt Obligations
United States	—	72,927,632	—		72,927,632

TOTAL DEBT OBLIGATIONS	—	72,927,632	—		72,927,632

Mutual Funds
United States	815,583,208	—	—		815,583,208

TOTAL MUTUAL FUNDS	815,583,208	—	—		815,583,208

Short-Term Investments	1,369,889	—	—		1,369,889

Total Investments	877,790,177	110,428,220	0	§	988,218,397

Derivatives^
Swap Contracts
Equity Risk	—	1,032	—		1,032

Total	$877,790,177	$110,429,252	$0	§	$988,219,429

Liability Valuation Inputs
Common Stocks
Brazil	$(324,000)	$—	$—		$(324,000)
Canada	(494,512)	—	—		(494,512)
France	—	(358,756)	—		(358,756)
Germany	—	(1,299,312)	—		(1,299,312)
Israel	(18,912)	—	—		(18,912)
Italy	—	(99,908)	—		(99,908)
Japan	—	(1,238,764)	—		(1,238,764)
Netherlands	—	(32,831)	—		(32,831)
Portugal	—	(100,484)	—		(100,484)
Spain	—	(624,328)	—		(624,328)
Switzerland	—	(781,454)	—		(781,454)
United Kingdom	—	(492,879)	—		(492,879)
United States	(13,135,872)	—	—		(13,135,872)

TOTAL COMMON STOCKS	(13,973,296)	(5,028,716)	—		(19,002,012)

Derivatives^
Swap Contracts
Equity Risk	—	(38,839)	—		(38,839)

Total	$(13,973,296)	$(5,067,555)	$—		$(19,040,851)

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

^

The tables above are based on market values or unrealized appreciation/(depreciation), in the case of forward currency contracts, rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Funds’ net asset values than the uncertainties surrounding inputs for a non-derivative security with the same market value. Excludes purchased options and rights/warrants, if any, which are included in investments.

§	Represents the interest in securities that were determined to have a value of zero at November 30, 2018.

The underlying funds held at period end are classified above as Level 1. Certain underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees. For a summary of the levels assigned to the underlying funds’ direct securities and derivatives, if any, please refer to the underlying funds’ portfolio valuation notes which are available on the Securities and Exchange Commission’s website at www.sec.gov or on GMO’s website at www.gmo.com.

For all Funds for the period ended November 30, 2018, there were no significant transfers between Level 1 and Level 2.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets). Other than Funds with investments valued using unadjusted prices supplied by a third-party pricing source (e.g., broker quotes, vendor), there were no other Funds with classes of investments or derivatives with direct material Level 3 holdings at November 30, 2018.

The following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2018	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3†		Transfer out of Level 3†		Balances as of November 30, 2018	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of November 30, 2018
Alpha Only Fund
Common Stocks
Taiwan	$—	$46,212	$(20,093)	$—	$377	$(1,488)	$—		$—		$25,008	$(1,488)
Rights/Warrants
Brazil	5,671	—	0	—	0	(5,671)	—		—		—	—

Total Investments	$5,671	$46,212	$(20,093)	$—	$377	$(7,159)	$0		$—		$25,008	$(1,488)

Benchmark-Free Fund
Common Stocks
Taiwan	$—	$—	$—	$—	$—	$—	$337,609	‡	$—		$337,609	$—
Rights/Warrants
Brazil	113,625	—	0	—	0	(113,625)	—		—		—	—

Total Investments	$113,625	$—	$0	$—	$0	$(113,625)	$337,609		$—		$337,609	$—

Consolidated Implementation Fund
Common Stocks
Taiwan	$—	$—	$—	$—	$—	$—	$4,399,335	‡	$—		$4,399,335	$—
United Kingdom	0	—	0	—	(235,198)	235,198	—		—		—	—
United States	—	5,254,767	—	—	—	(2,683,310)	—		—		2,571,457	(2,683,310)
Rights/ Warrants
Brazil	203,741	—	0	—	0	(203,741)	—		—		—	—
Canada	217,232	—	—	—	—	(115,715)			(101,517	)‡	—	—
United States	48,966	—	(6,111)	—	(105,144)	193,129	—		—		130,840	104,672
Debt Obligations
Bank Loans
Luxembourg	—	8,288,900	(38,592)	40,765	1,076	(363,597)	—		—		7,928,552	(363,597)
Spain	6,460,857	1,039,639	(5,432,301)	(11,223)	(131,011)	(92,119)	—		—		1,833,842	46,070
United States	24,534,800	38,645,550	(12,168,525)	258,395	105,391	(1,761,976)	—		—		49,613,635	(1,487,265)
Corporate Debt												—
Brazil	30,260,306	—	(27,088,798)	5,152,097	(17,181,152)	8,857,547	—		—		—	—
Spain	2,788,545	108,994	(1,292,833)	(5,893)	(24,692)	(62,427)	—		—		1,511,694	(62,427)
United States	1,269,450	1,694,560	(795,245)	44,174	39,203	(47,313)	3,917,558	‡	(2,204,830	)‡	3,917,557	0 §

Total Investments	$65,783,897	$55,032,410	$(46,822,405)	$5,478,315	$(17,531,527)	$3,955,676	$8,316,893		$(2,306,347)		$71,906,912	$(4,445,857)

Purchased Options
United States	$—	$849,684	$(409,995)	$—	$(200,032)	$(226,392)	$—		$—		$13,265	$(226,392)

Total Investments	$65,783,897	$55,882,094	$(47,232,400)	$5,478,315	$(17,731,559)	$3,729,284	$8,316,893		$(2,306,347)		$71,920,177	$(4,672,249)

Consolidated Special Opportunities Fund
Common Stocks
Canada	$70,137	$—	$—	$—	$—	$(24,978)	$—		$—		$45,159	$(24,978)

Total Investments	$70,137	$—	$—	$—	$—	$(24,978)	$—		$—		$45,159	$(24,978)

†	The Funds account for securities and derivatives, if any, transferred into and out of Level 3 at the value at the end of the period.
‡	Financial assets transferred between levels were due to a change in observable and/or unobservable inputs.
§	Represents the interest in securities that were determined to have a value of zero at November 30, 2018.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Eastern time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Loan assignments and participations

Certain Funds may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties by corporate, governmental or other borrower. Such “loans” may include bank loans, promissory notes, and loan participations, or in the case of suppliers of goods or services, trade claims or other receivables. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness a Fund has direct recourse against the borrower, it may have to rely on the agent to enforce its rights against the borrower. When investing in a loan participation, (i) a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) a Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and that Fund may have minimal control over the terms of any loan modification. Loan assignments and participations outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Repurchase agreements

The Funds may enter into repurchase agreements with banks and brokers. Under a repurchase agreement a Fund acquires a security for a relatively short period for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities it acquired under the repurchase agreement. The value of the securities acquired may be less than the amount owed to the Fund by the seller. If the seller in a repurchase agreement transaction defaults or enters into insolvency proceedings and the value of the securities subject to the repurchase agreement is insufficient, the Fund’s recovery of cash from the seller may be delayed and, even if the Fund is able to dispose of the securities, the Fund may incur a loss equal to the difference between the cash it paid and the value of the securities. Repurchase agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Reverse repurchase agreements

The Funds may enter into reverse repurchase agreements with banks and brokers to enhance return. Under a reverse repurchase agreement a Fund sells portfolio assets subject to an agreement by that Fund to repurchase the same assets at an agreed upon price and date. A Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the Fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result may realize a loss on the transaction if the securities it sold are worth more than the purchase price it originally received from the buyer. Reverse repurchase agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Inflation-indexed bonds

Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation/deflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation/deflation into the principal value of the bond. Many other issuers adjust the coupon accruals for inflation related changes.

The market price of inflation-indexed bonds normally changes when real interest rates change. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rate minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. Coupon payments received by a Fund from inflation-indexed bonds are generally included in the Fund’s gross income for the period in which they accrue. In addition, any increase/decrease in the principal amount of an inflation-indexed bond is generally included in the Fund’s gross income even though principal is not paid until maturity. Inflation-indexed bonds outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Short sales

Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability. A Fund is obligated to deliver securities at the trade price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested. Short sales outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Some Funds may loan their portfolio securities through an “enhanced custody” program offered by the Funds’ custodian to facilitate the borrowing of securities for the Funds’ short sales. Under the program, a Fund borrows securities from the custodian and sells short those borrowed securities. The Fund may utilize various ways of collateralizing its obligation to return the borrowed securities, including by pledging securities held in the Fund’s custodial account to the custodian, or by lending securities held in the Fund’s custodial account to the custodian. The loans will be secured by collateral from the custodian equal at all times to at least 100% of the market value of the loaned securities. For its participation in the enhanced custody program, the Fund will pay the custodian a securities borrow fee and a financing charge. The following table provides the value of securities on loan under this program as of November 30, 2018:

Fund Name	Value of securities on loan ($)
Benchmark-Free Fund	31,790,363
Implementation Fund	104,272,548
Strategic Opportunities Allocation Fund	17,458,952

Municipal obligations

Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal notes are generally used to provide for short-term capital needs, such as to finance working capital needs of municipalities or to provide various interim or construction financing, and generally have maturities of one year or less. Municipal bonds, which meet longer-term capital needs and generally have maturities of more than one year when issued, have two principal classifications: “general obligation” bonds and “revenue” bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The basic security behind general obligation bonds is the issuer’s pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue bonds have been issued to fund a wide variety of capital projects. The principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies also may be used to make principal and interest payments on the issuer’s obligations. Municipal obligations at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Trade claims

Certain Funds may purchase trade claims against companies, including companies in bankruptcy or reorganization proceedings. Trade claims generally include claims of suppliers for goods delivered and not paid, claims for unpaid services rendered, claims for contract rejection damages and claims related to litigation. Trade claims are illiquid instruments which generally do not pay interest and there can be no guarantee that the debtor will ever be able to satisfy the obligation on the trade claim. Such claims are typically unsecured and may be subordinated to other unsecured obligations of a debtor, and generally are subject to defenses of the debtor with respect to the underlying transaction giving rise to the trade claim. Trade claims outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

	Alpha Only Fund	Benchmark- Free Allocation Fund	Benchmark- Free Fund	Global Asset Allocation Fund	Global Developed Equity Allocation Fund	Global Equity Allocation Fund	Implementation Fund	International Developed Equity Allocation Fund	International Equity Allocation Fund	SGM Major Markets Fund	Special Opportunities Fund	Strategic Opportunities Allocation Fund
Commodities Risk		X	X	X			X			X	X	X
Counterparty Risk	X	X	X	X	X	X	X	X	X	X	X	X
Credit Risk	X	X	X	X	X	X	X	X	X	X	X	X
Currency Risk	X	X	X	X	X	X	X	X	X	X	X	X
Derivatives and Short Sales Risk	X	X	X	X	X	X	X	X	X	X	X	X
Focused Investment Risk	X	X	X	X	X	X	X	X	X	X	X	X
Fund of Funds Risk	X	X	X	X	X	X	X	X	X	X	X	X
Futures Contracts Risk		X	X	X						X		X
Illiquidity Risk	X	X	X	X	X	X	X	X	X	X	X	X
Large Shareholder Risk	X	X	X	X	X	X	X	X	X	X	X	X
Leveraging Risk	X	X	X	X	X	X	X	X	X	X	X	X
Management and Operational Risk	X	X	X	X	X	X	X	X	X	X	X	X
Market Disruption and Geopolitical Risk	X	X	X	X	X	X	X	X	X	X	X	X
Market Risk– Asset-Backed Securities		X	X	X			X			X	X	X
Market Risk– Equities	X	X	X	X	X	X	X	X	X	X	X	X
Market Risk– Fixed Income	X	X	X	X	X	X	X	X	X	X	X	X
Merger Arbitrage Risk		X					X				X	X
Non-Diversified Funds	X	X	X	X	X	X	X	X	X	X	X	X
Non-U.S. Investment Risk	X	X	X	X	X	X	X	X	X	X	X	X
Small Company Risk	X	X	X	X	X	X	X	X	X		X	X

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time.

Each Fund that invests in other GMO Funds, other investment companies or in a wholly-owned subsidiary (collectively, “Underlying Funds”) is exposed to the risks to which the Underlying Funds in which it invests are exposed, as well as the risk that the Underlying Funds will not perform as expected. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and references in this section to investments made by a Fund include those made both directly by the Fund and indirectly by the Fund through Underlying Funds.

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• COMMODITIES RISK. Commodity prices can be extremely volatile and are affected by many factors. Exposure to commodities can cause the value of a Fund’s shares to decline or fluctuate in a rapid and unpredictable manner. The value of commodity-related derivatives or indirect investments in commodities may fluctuate more than the commodity, commodities or commodity index to which they relate. See “Derivatives and Short Sales Risk” for a discussion of specific risks of a Fund’s derivatives investments, including commodity-related derivatives.

• COUNTERPARTY RISK. Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or OTC derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise be forced to hold investments it would prefer to sell, resulting in losses for the Fund. In addition, a Fund may suffer losses if a counterparty fails to comply with applicable laws, regulations or other requirements. The Funds are not subject to any limit on their exposure to any one counterparty nor to a requirement that counterparties with whom they enter into contracts maintain a specific rating by a nationally recognized rating organization. Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments in which financial services firms are exposed (as they were in 2008) to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will have contractual remedies (whether or not the obligation is collateralized), but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the longer time during which events may occur that prevent settlement. Counterparty risk also is greater when a Fund has entered into derivatives contracts with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Funds that use swap contracts are subject, in particular, to the creditworthiness of the counterparties because some types of swap contracts have terms longer than six months (and, in some cases, decades). The creditworthiness of a counterparty may be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be posted promptly as required. GMO’s view with respect to a particular counterparty is subject to change. The fact, however, that it changes adversely (whether due to external events or otherwise) does not mean that a Fund’s existing transactions with that counterparty will necessarily be terminated or modified. In addition, a Fund may enter into new transactions with a counterparty that GMO no longer considers a desirable counterparty (for example, re-establishing the transaction with a lower notional amount or entering into a countervailing trade with the same counterparty). Counterparty risk also will be greater if a counterparty’s obligations exceed the value of the collateral held by the Fund (if any).

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds. Counterparty risk with respect to derivatives has been and will continue to be affected by new rules and regulations relating to the derivatives market. As described under “Derivatives and Short Sales Risk,” some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that the Funds’ ability to exercise remedies, such as the termination of transactions, netting of obligations or realization on collateral, could be stayed or eliminated under new special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide governmental authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, in the European Union, governmental authorities could reduce, eliminate, or convert to equity the liabilities to the Funds of a counterparty experiencing financial difficulties (sometimes referred to as a “bail in”).

• CREDIT RISK. This is the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result (and/or in anticipation) of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations, or a downgrading of the credit rating of the investment. This risk is particularly acute in environments in which financial services firms are exposed (as they were in 2008) to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. Fixed income investments also are subject to illiquidity risk. See “Illiquidity Risk.”

All fixed income investments are subject to credit risk. Financial strength and solvency of an issuer are the primary factors influencing credit risk. The risk varies depending upon whether the issuer is a corporation, a government or government entity, whether the particular security has a priority over other obligations of the issuer in payment of principal and interest and whether it has any collateral backing or credit enhancement. Credit risk may change over the term of a fixed income investment. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations and their fixed income securities, including mortgage-backed and other asset-backed securities, are neither guaranteed nor insured by the U.S. government. These securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). Investments in sovereign or quasi-sovereign debt involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. A governmental entity’s ability and willingness to pay interest and repay principal in a timely manner may be affected by a variety of factors, including its cash flow, the size of its reserves, its access to foreign exchange, the relative size of its debt service burden to its economy as a whole, and political constraints. Investments in quasi-sovereign issuers are subject to the additional risk that the issuer may default independently of its sovereign. Sovereign debt risk is greater for fixed income securities issued or guaranteed by emerging countries.

In many cases, the credit risk and market price of a fixed income investment are reflected in its credit ratings, and a Fund holding a rated investment is subject to the risk that the investment’s rating will be downgraded, resulting in a decrease in the market price of the fixed income investment.

Securities issued by the U.S. government historically have presented minimal credit risk. However, events in 2011 led several major rating agencies to downgrade the long-term credit rating of U.S. bonds and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a default in the payment of principal or interest on U.S. government securities would decrease, the market price of a Fund’s investments and increase the volatility of a Fund’s portfolio.

As described under “Market Risk — Asset-Backed Securities,” asset-backed securities may be backed by many types of assets and their payment of interest and repayment of principal largely depend on the cash flows generated by the assets backing them. The credit risk of a particular asset-backed security depends on many factors, as described under “Market Risk — Asset-Backed Securities.”

The obligations of issuers also may be subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors.

A Fund also is exposed to credit risk on a reference security to the extent it writes protection under credit default swaps. See “Derivatives and Short Sales Risk” for more information regarding risks associated with the use of credit default swaps.

The extent to which the market price of a fixed income investment changes in response to a credit event depends on many factors and can be difficult to predict. For example, even though the effective duration of a long-term floating rate security is very short, an adverse credit event or change in the perceived creditworthiness of its issuer could cause its market price to decline much more than its effective duration would suggest.

Credit risk is particularly pronounced for below investment grade investments (commonly referred to as “junk bonds”). The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is below investment grade. Many asset-backed securities also are below investment grade. Below investment grade investments have speculative characteristics, often are less liquid than higher quality investments, present a greater risk of default and are more susceptible to real or perceived adverse industry conditions. Investments in distressed or defaulted or other low quality debt investments generally are considered speculative and may involve substantial risks not normally associated with investments in higher quality investments, including adverse business, financial or economic conditions that lead to payment defaults and insolvency proceedings on the part of their issuers. In particular, distressed or defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings, during which the issuer does not make any interest or other payments and a Fund incurs additional expenses in seeking recovery. If GMO’s assessment of the eventual recovery value of a distressed or defaulted debt investment proves incorrect, a Fund may lose a substantial portion or all of its investment or may be required to accept cash or instruments worth less than its original investment. In the event of a default of sovereign debt, the Funds may be unable to pursue legal action against the issuer.

• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the currencies in which a Fund’s investments are traded, in which a Fund receives income, or in which a Fund has taken a position will decline in value. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Fund may realize a loss on both the hedging instrument and the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons. See “Market Disruption and Geopolitical Risk.”

Many of the Funds use derivatives to take currency positions that are under- or over-weighted (in some cases significantly) relative to the currency exposure of their portfolios and their benchmarks. If the exchange rates of the currencies involved do not move as expected, a Fund could lose money on both its holdings of a particular currency and the derivative. See also “Non-U.S. Investment Risk.”

Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. dollars or may only be able to do so at an unfavorable exchange rate. Exchange rates for many currencies are affected by exchange control regulations.

Derivative transactions in foreign currencies (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk”).

• DERIVATIVES AND SHORT SALES RISK. All of the Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, such as securities, commodities or currencies, reference rates, such as interest rates, currency exchange rates, inflation rates, or indices. Derivatives involve the risk that their value may not change as expected relative to changes in the value of the assets, rates, or indices they are designed to track. Derivatives include, but are not limited to, futures contracts, forward contracts, foreign currency contracts, swap contracts, contracts for differences, options on securities and indices, options on futures contracts, options on swap contracts, interest rate caps, floors and collars, reverse repurchase agreements, and other OTC contracts.

The use of derivatives involves risks that are potentially greater than, the risks of investing directly in securities. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed, or the position transferred, only with the consent of the other party to the contract. If the counterparty defaults, the Fund will still have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments GMO believes are owed to the Fund under an OTC derivatives contract, or those payments may be delayed or made only after the Fund has incurred the cost of litigation.

A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., foreign currency forwards), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s fundamental fair (or intrinsic) value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs a greater risk of not being able to recover what it is owed if the counterparty defaults. Derivatives also present other risks described in this section, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk.

Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used may not produce valuations that are consistent with the values a Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, inaccurate valuations may result in increased cash payments to counterparties, under-collateralization and/or errors in the calculation of a Fund’s net asset value.

A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the cost of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty.

Swap contracts and other OTC derivatives are highly susceptible to illiquidity risk (see “Illiquidity Risk”) and counterparty risk (see “Counterparty Risk”). These derivatives also are subject to documentation risk, which is the risk that ambiguities, inconsistencies or errors in the documentation relating to a derivative transaction may lead to a dispute with the counterparty or unintended investment results. In addition, see “Commodities Risk” for a discussion of risks specific to commodity-related derivatives. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. See “Leveraging Risk.”

A Fund’s use of derivatives may be subject to special tax rules and could generate additional taxable income for shareholders. In addition, the tax treatment of a Fund’s use of derivatives will sometimes be unclear.

The Securities and Exchange Commission has proposed a rule under the Investment Company Act of 1940, as amended (the “1940 Act”), regulating the use by registered investment companies of derivatives and many related instruments. That rule, if adopted as proposed, would, among other things, restrict a Fund’s ability to engage in derivatives transactions or so increase the cost of derivatives transactions that a Fund would be unable to implement its investment strategy.

Derivatives Regulation. The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union (and some other countries) have adopted similar requirements, which affect a Fund when it enters into a derivatives transaction with a counterparty subject to those requirements. Because these U.S. and European Union requirements are new and evolving (and some of the rules are not yet final), their impact on the Funds remains unclear.

Transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Funds make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In some ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements, for example, by requiring that funds provide more margin for their cleared derivatives positions. Also, as a general matter, in contrast to a bilateral derivatives position, following a period of notice to a Fund, a clearing member at any time can require termination of an existing cleared derivatives position or an increase in the margin required at the outset of a transaction. Clearing houses also have broad rights to increase the margin required for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivatives positions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose a Fund to greater credit risk to its clearing member because margin for cleared derivatives positions in excess of a clearing house’s margin requirements typically is held by the clearing member (see “Counterparty Risk”). Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Funds and their clearing members generally provides that the clearing members will accept for clearing all cleared derivatives transactions that are within credit limits (specified in advance) for each Fund, the Funds are still subject to the risk that no clearing member will be willing or able to clear a transaction. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and loss of hedging protection. In addition, the documentation governing the relationship between the Funds and clearing members is drafted by the clearing members and generally is less favorable to the Funds than the documentation for typical bilateral derivatives. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Funds in favor of the clearing member for losses the clearing member incurs as the Funds’ clearing member. Also, such documentation typically does not provide the Funds any remedies if the clearing member defaults or becomes insolvent. While futures contracts entail similar risks, the risks may be more pronounced for cleared derivatives due to their more limited liquidity and market history.

Some types of cleared derivatives are required to be executed on an exchange or on a swap execution facility. A swap execution facility is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. While this execution requirement is designed to increase transparency and liquidity in the cleared derivatives market, trading on a swap execution facility can create additional costs and risks for the Funds. For example, swap execution facilities typically charge fees, and if a Fund executes derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. Also, a Fund may be required to indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the swap execution facility.

If a Fund wishes to execute a package of transactions that include a swap that is required to be executed on a swap execution facility as well as other transactions (for example, a transaction that includes both a security and an interest rate swap that hedges interest rate exposure with respect to such security), the Fund may be unable to execute all components of the package on the swap execution facility. In that case, the Fund would need to trade some components of the package on the swap execution facility and other components in another manner, which could subject the Fund to the risk that some components would be executed successfully and others would not, or that the components would be executed at different times, leaving the Fund with an unhedged position for a period of time.

The U.S. government and the European Union have adopted mandatory minimum margin requirements for bilateral derivatives. New variation margin requirements became effective in March 2017 and new initial margin requirements will become effective in 2020. Such requirements could increase the amount of margin a Fund needs to provide in connection with its derivatives transactions and, therefore, make derivatives transactions more expensive.

These and other new rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or otherwise limiting liquidity. The implementation of the clearing requirement has increased the cost of derivatives transactions for the Funds, since the Funds have to pay fees to their clearing members and are typically required to post more margin for cleared derivatives than they historically posted for bilateral derivatives. The cost of derivatives transactions is expected to increase further as clearing members raise their fees to cover the cost of additional capital requirements and other regulatory changes applicable to the clearing members. These rules and regulations are new and evolving, and, therefore, their potential impact on the Funds and the financial system are not yet known. While the new rules and regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that they will achieve that result, and in the meantime, as noted above, central clearing and related requirements expose the Funds to new kinds of costs and risks.

Options. Some Funds are permitted to write options. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The market price of an option also may be adversely affected if the market for the option becomes less liquid. In addition, since an American-style option allows the holder to exercise its rights any time before the option’s expiration, the writer of an American-style option has no control over when it will be required to fulfill its obligations as a writer of the option. (The writer of a European-style option is not subject to this risk because the holder may only exercise the option on its expiration date.) If a Fund writes a call option and does not hold the underlying security or instrument, the Fund’s potential loss is theoretically unlimited.

National securities exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. A Fund, GMO, and other funds advised by GMO likely constitute such a group. When applicable, these limits restrict a Fund’s ability to purchase or write options on a particular security.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (i.e., options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While a Fund has greater flexibility to tailor an OTC option, OTC options generally expose a Fund to greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary market risks.

Special tax rules apply to a Fund’s transactions in options, which could increase the taxes payable by shareholders subject to U.S. income taxation. In particular, a Fund’s options transactions potentially could cause a substantial portion of the Fund’s distributions to be taxable at ordinary income tax rates. See the Funds’ Prospectus and Statement of Additional Information for more information.

Short Investment Exposure. Some Funds may sell securities or currencies short as part of their investment programs in an attempt to increase their returns or for hedging purposes. Short sales expose a Fund to the risk that it will be required to acquire, convert, or exchange a security or currency to replace the borrowed security or currency when the security or currency sold short has appreciated in value, thus resulting in a loss to the Fund. Purchasing a security or currency to close out a short position can itself cause the price of the security or currency to rise further, thereby exacerbating any losses. A Fund that sells short a security or currency it does not own typically pays borrowing fees to a broker and is required to pay the broker any dividends or interest it receives on a borrowed security.

A Fund also may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index.

Short sales of securities or currencies a Fund does not own and “short” derivative positions involve forms of investment leverage, and the amount of the Fund’s potential loss is theoretically unlimited. A Fund is subject to increased leveraging risk and other investment risks described in this “Investment and other risks” section to the extent it sells short securities or currencies it does not own or takes “short” derivative positions.

• FOCUSED INVESTMENT RISK. Funds with investments that are focused in a limited number of asset classes, sectors, industries, issuers, currencies, countries, or regions (or in sectors within a country or region) that are subject to the same or similar risk factors and funds with investments whose prices are closely correlated are subject to greater overall risk than funds with investments that are more diversified or whose prices are not as closely correlated.

A Fund that invests in the securities of a small number of issuers has greater exposure to adverse developments affecting those issuers and to a decline in the market price of those issuers’ securities than Funds investing in the securities of a larger number of issuers. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens and often react similarly to specific economic, market, political or other developments.

Similarly, Funds having a significant portion of their assets in investments tied economically (or related) to a particular geographic region, country or market (e.g., emerging markets), or to sectors within a region, country, or market (e.g., Russian oil) have more exposure to regional and country economic risks than funds making investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in the value of the currency of one country can spread to other countries. Furthermore, companies in a particular geographic region or country are vulnerable to events affecting other companies in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk.”

• FUND OF FUNDS RISK. Funds that invest in Underlying Funds (including underlying GMO Funds) or in a wholly-owned subsidiary of a GMO Fund are exposed to the risk that the Underlying Funds or wholly-owned subsidiary will not perform as expected. The Funds also are indirectly exposed to all of the risks to which the Underlying Funds or a wholly-owned subsidiary are exposed.

Absent reimbursement, a Fund bears the fees and expenses of an Underlying Fund (including purchase premiums and redemption fees, if any) and the expenses of a wholly-owned subsidiary in which it invests, and may incur additional expenses when investing in an Underlying Fund or wholly-owned subsidiary. In addition, total Fund expenses will increase if a Fund makes a new or further investment in Underlying Funds with higher fees or expenses than the average fees and expenses of the Underlying Funds then in the Fund’s portfolio.

Because some underlying GMO Funds invest a substantial portion of their assets in other GMO Funds (pursuant to an exemptive order obtained from the SEC), the Asset Allocation Funds have more tiers of investments than funds in many other mutual fund groups and therefore may be subject to greater fund of funds risk. In addition, to the extent a Fund invests in shares of underlying GMO Funds, it is indirectly subject to Large Shareholder Risk when an underlying GMO Fund has large shareholders (e.g., other GMO Funds). See “Large Shareholder Risk.”

At any particular time, one Underlying Fund may be purchasing securities of an issuer whose securities are being sold by another Underlying Fund, resulting in a Fund that holds each Underlying Fund indirectly incurring the costs associated with the two transactions without changing its exposure to those securities.

Investments in exchange-traded funds (“ETFs”) involve the risk that an ETF’s performance may not track the performance of the index it is designed to track. In addition, ETFs often use derivatives to track the performance of an index, and, therefore, investments in those ETFs are subject to the same derivatives risks discussed in “Derivatives and Short Sales Risk.” ETFs are investment companies that typically hold a portfolio of securities designed to track the price, performance, and dividend yield of a particular securities market index (or sector of an index). As investment companies, ETFs incur their own management and other fees and expenses, such as trustee fees, operating expenses, registration fees, and marketing expenses, and a Fund that invests in ETFs will bear a proportionate share of such fees and expenses. As a result, an investment by a Fund in an ETF could lead to higher operating expenses and lower returns than if the Fund were to invest directly in the securities underlying the ETF.

A Fund’s investments in one or more Underlying Funds or a wholly-owned subsidiary could affect the amount, timing and character of its distributions and could cause the Fund to recognize taxable income in excess of the cash generated by such investments, requiring the Fund in turn to liquidate investments at disadvantageous times to generate cash needed to make required distributions.

• FUTURES CONTRACTS RISK. The risk of loss to a Fund resulting from its use of futures contracts (or “futures”) is potentially unlimited. Futures markets are highly volatile, and the use of futures contracts may increase the volatility of the Fund’s net asset value. A Fund’s ability to establish and close out positions in futures contracts is subject to the development and maintenance of a liquid secondary market. A liquid secondary market may not exist for any particular futures contract at any particular time, and a Fund might be unable to effect closing transactions to terminate its exposure to the contract. In using futures contracts, a Fund relies on GMO’s ability to predict market and price movements correctly. The skills needed to use futures contracts successfully are different from those needed for traditional portfolio management. If a Fund uses futures contracts for hedging purposes, it runs the risk that changes in the prices of the contracts will not correlate perfectly with changes in the securities, index, or other asset underlying the contracts or movements in the prices of the Fund’s investments that are the subject of the hedge.

A Fund typically will be required to post margin with its futures commission merchant in connection with its positions in futures contracts. If the Fund has insufficient cash to meet margin requirements, the Fund may have to sell other investments at disadvantageous times. A Fund may be unable to reenter or may be delayed in recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse. For example, should the futures commission merchant become insolvent, a Fund may be unable to recover all (or any) of the margin it has deposited or realize the value of any increase in the price of its positions.

The Commodity Futures Trading Commission (the “CFTC”) and the various exchanges have established limits (referred to as “speculative position limits”) on the maximum net long or net short positions that any person and certain of its affiliated entities may hold or control in a particular futures contract. In addition, an exchange may impose trading limits on the number of contracts a person may trade on a particular day. An exchange may order the liquidation of positions found to be in violation of these limits, and it may impose sanctions or restrictions. In addition, the Dodd-Frank Wall Street Reform and Consumer Protection Act requires the CFTC to establish speculative position limits on listed futures and economically equivalent OTC derivatives, and those limits may adversely affect the market liquidity of those futures and derivatives. As a result of such limits, positions held by other GMO clients or by GMO or its affiliates may prevent GMO from taking positions on behalf of a Fund in a particular futures contract or OTC derivative.

Futures contracts traded on markets outside the United States generally are not subject to regulation by the CFTC or other U.S. regulators. U.S. regulators neither regulate the activities of a foreign exchange nor have the power to compel enforcement of the rules of a foreign exchange or the laws of the country where the exchange is located. Margin and other payments made by a Fund in foreign countries may not have the same protections as payments in the United States. In addition, foreign futures contracts may be less liquid and more volatile than U.S. contracts.

• ILLIQUIDITY RISK. Illiquidity risk is the risk that low trading volume, lack of a market maker, large position size, or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits, delays or prevents a Fund from selling particular securities or closing derivative positions at desirable prices. In addition to these risks, a Fund is exposed to illiquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). To the extent a Fund’s investments include asset-backed securities, distressed, defaulted or other low quality debt securities, emerging country debt or equity securities, securities of companies with smaller market capitalizations or smaller total float adjusted market capitalizations, or emerging market securities, it is subject to increased illiquidity risk. These types of investments can be difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. Illiquidity risk also may be greater in times of financial stress. For example, Inflation-Protected Securities issued by the U.S. Treasury (“TIPS”) have experienced periods of greatly reduced liquidity during disruptions in fixed income markets, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are more susceptible than other securities to price declines when market prices decline generally.

A Fund may buy securities or other investments that are less liquid than those in its benchmark. The more illiquid investments a Fund has, the greater the likelihood of its paying redemption proceeds in-kind.

Historically, the credit markets have experienced periods characterized by a significant lack of liquidity, and they may experience similar periods in the future. A lack of liquidity could require a Fund to sell securities to satisfy collateral posting requirements and meet redemptions, which could, in turn, create downward price pressure on the securities being sold.

A Fund’s, and particularly Risk Premium Fund’s, ability to use options as part of its investment program depends on the liquidity of the options market. That market may not be liquid when a Fund seeks to close out an option position, and the hours of trading for options on an exchange may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the markets for those securities that are not immediately reflected in the options markets. If a Fund receives a redemption request and is unable to close out an option it has sold, the Fund may temporarily be leveraged in relation to its assets.

• LARGE SHAREHOLDER RISK. To the extent a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance by forcing the Fund to sell portfolio securities, potentially at disadvantageous prices, to raise the cash needed to satisfy the redemption request. In addition, the Funds and other accounts over which GMO has investment discretion that invest in the Funds are not limited in how often they may sell Fund shares. The Asset Allocation Funds and separate accounts managed by GMO for its clients hold substantial percentages of the outstanding shares of many Funds, and asset allocation decisions by GMO may result in substantial redemptions from (or investments in) those Funds. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments when it would not have otherwise done so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, have adverse tax consequences for Fund shareholders. Further, from time to time a Fund may trade in anticipation of a purchase or redemption order that ultimately is not received or differs in size from the actual order, leading to temporary underexposure or overexposure to the Fund’s intended investment program. In addition, redemptions and purchases of shares by a large shareholder or group of shareholders could limit the use of any capital loss carryforwards to offset future realized capital gains (if any) and other losses that would otherwise reduce distributable net investment income. In addition, large shareholders may limit or prevent a Fund’s use of equalization for U.S. federal tax purposes.

To the extent a Fund invests in other GMO Funds subject to large shareholder risk, the Fund is indirectly subject to this risk.

• LEVERAGING RISK. The use of traditional borrowing (including to meet redemption requests), reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e., a Fund’s investment exposures exceed its net asset value). Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives, similar to short sales, have the potential for unlimited loss, regardless of the size of the initial investment. Similarly, a Fund’s portfolio will be leveraged and can incur losses if the value of the Fund’s assets declines between the time a redemption request is received or deemed to be received by a Fund (which in some cases may be the business day prior to actual receipt of the transaction activity by the Fund) and the time at which the Fund liquidates assets to meet redemption requests. Such a decline in the value of a Fund’s assets is more likely in the case of Funds managed from GMO’s non-U.S. offices for which the time period between the NAV determination and corresponding liquidation of assets could be longer due to time zone differences and market schedules. In the case of redemptions representing a significant portion of a Fund’s portfolio, the leverage effects described above can be significant and could expose a Fund and non-redeeming shareholders to material losses.

A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

Some Funds are permitted to purchase securities on margin or to sell securities short, either of which creates leverage. To the extent the market prices of securities pledged to counterparties to secure a Fund’s margin account or short sale decline, the Fund may be required to deposit additional funds with the counterparty to avoid having the pledged securities liquidated to compensate for the decline.

• MANAGEMENT AND OPERATIONAL RISK. Each Fund is subject to management risk because it relies on GMO to achieve its investment objective. Each Fund runs the risk that GMO’s investment techniques will fail to produce desired results and may cause the Fund to incur significant losses. GMO also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times.

For many Funds, GMO uses quantitative models as part of its investment process. GMO’s models may not accurately predict future market movements, or characteristics. In addition, they are based on assumptions that can limit their effectiveness, and they rely on data that is subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Funds also run the risk that GMO’s assessment of an investment (including a security’s fundamental fair (or intrinsic) value) is wrong.

GMO relies heavily on quantitative models in making investment decisions for SGM Major Markets Fund. The usefulness of GMO’s models may be diminished by the faulty incorporation of mathematical models into computer code, by reliance on proprietary and third-party technology that includes errors, omissions, bugs, or viruses, and by the retrieval of limited or imperfect data for processing by the model. These risks are present in the ordinary course of business and are more likely to occur when GMO is making changes to its models. Any of these risks could adversely affect a Fund’s performance.

There can be no assurance that key GMO personnel will continue to be employed by GMO. The loss of their services could have an adverse impact on GMO’s ability to achieve the Funds’ investment objectives.

The Funds also are subject to a risk of loss resulting from other services provided by GMO and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider. For example, trading delays or errors could prevent a Fund from benefiting from investment gains or avoiding losses. In addition, a service provider may be unable to provide a net asset value (“NAV”) for a Fund or share class on a timely basis. GMO is not contractually liable to the Funds for losses associated with operational risk absent its willful misfeasance, bad faith, gross negligence, or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have contractual limitations on their liability to the Funds for losses resulting from their errors.

The Funds and their service providers (including GMO) are susceptible to cyber-attacks and to technological malfunctions that may have effects similar to those of a cyber-attack. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and disrupting operations. Successful cyber-attacks against, or security breakdowns of, a Fund, GMO, a sub-adviser, or a custodian, transfer agent, or other service provider may adversely affect the Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, affect a Fund’s ability to calculate its net asset value, cause the release or misappropriation of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, and additional compliance costs. The Funds’ service providers regularly experience cyber-attacks and expect they will continue to do so. While GMO has established business continuity plans and systems designed to prevent, detect and respond to cyber-attacks, those plans and systems have inherent limitations. Similar types of cyber security risks also are present for issuers of securities in which the Funds invest, which could have material adverse consequences for those issuers and result in a decline in the market price of their securities. Furthermore, as a result of cyber-attacks, technological disruptions, malfunctions, or failures, an exchange or market may close or suspend trading in specific securities or the entire market, which could prevent the Funds from, among other things, buying or selling securities or accurately pricing their investments. The Funds cannot directly control cyber security plans and systems of their service providers, the Funds’ counterparties, issuers of securities in which the Funds invest, or securities markets and exchanges.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Funds are subject to the risk that geopolitical and other events (e.g., wars and terrorism) will disrupt securities markets and adversely affect global economies and markets, thereby reducing the value of the Funds’ investments. Sudden or significant changes in the supply or prices of commodities or in other economic inputs (e.g., the marked decline in oil prices that began in late 2014) may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies, or industries. Terrorism in the United States and around the world has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation or other fraudulent trading practices, which could disrupt their orderly functioning or reduce the prices of securities traded on them, including securities held by the Funds. Fraud and other deceptive practices committed by an issuer of securities held by a Fund undermine GMO’s due diligence efforts and, when discovered, will likely cause a steep decline in the market price of those securities and thus negatively affect the value of the Fund’s investments. In addition, when discovered, financial fraud may contribute to overall market volatility, which can negatively affect a Fund’s investment program as well as the rates or indices underlying a Fund’s investments.

While the U.S. government has always honored its credit obligations, a default by the U.S. government (as has been threatened in recent years) would be highly disruptive to the U.S. and global securities markets and could significantly reduce the value of the Funds’ investments. Similarly, political events within the United States have resulted, and may in the future result, in a shutdown of government services, which could adversely affect the U.S. economy, reduce the value of many Fund investments, and impair the operation of the U.S. or other securities markets. Uncertainty over the sovereign debt of several European Union countries, as well as uncertainty over the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted. In June 2016, the United Kingdom approved a referendum to leave the European Union (commonly known as “Brexit”) and in March 2017, the United Kingdom commenced the formal process of withdrawing from the European Union. Brexit has resulted in volatility in European and global markets and could have negative long-term impacts on financial markets in the United Kingdom and throughout Europe. Considerable uncertainty exists over the potential consequences and precise timeframe for Brexit, how it will be conducted, how negotiations of trade agreements will proceed, and how the financial markets will react, and as this process unfolds markets may be further disrupted. The consequences of the United Kingdom’s or another country’s exit from the European Union also could threaten the stability of the euro for remaining countries and could negatively affect the financial markets of other countries in the European region and beyond. War, terrorism, economic uncertainty, and related geopolitical events, such as sanctions, tariffs, the imposition of exchange controls or other cross-border trade barriers, have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the market price of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Investment and other risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs and achieving their investment objectives. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices, or to offer them on a more limited basis. To the extent a Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events in that region could have a disproportionate impact on the Fund.

• MARKET RISK. All of the Funds are subject to market risk, which is the risk that the market price of their holdings will decline. Market risks include:

Asset-Backed Securities — Investments in asset-backed securities not only are subject to all of the market risks described under “Market Risk – Fixed Income,” but to other market risks as well.

Asset-backed securities are often exposed to greater risk of severe credit downgrades, illiquidity, and defaults than many other types of fixed income investments. These risks become particularly acute during periods of adverse market conditions, such as those that occurred in 2008.

As described under “Market Risk — Fixed Income” the market price of asset-backed securities, like that of other fixed income investments with complex structures, can decline for a variety of reasons, including market uncertainty about their credit quality and the reliability of their payment streams. Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flow generated by the assets backing the securities, as well as the deal structure (e.g., the amount of underlying assets or other support available to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support and the credit quality of the credit-support provider, if any, and the performance of other service providers with access to the payment stream. A problem in any of these factors can lead to a reduction in the payment stream GMO expected a Fund to receive when the Fund purchased the asset-backed security. Principal repayments of asset-backed securities are at risk if obligors of the underlying obligations default and the value of the defaulted obligations exceeds whatever credit support the securities have. Asset-backed securities backed by sub-prime mortgage loans, in particular, expose a Fund to potentially greater declines in value due to defaults because sub-prime mortgage loans are typically made to less creditworthy borrowers and thus have a higher risk of default than conventional mortgage loans. The issuance of asset-backed securities) also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. As of the date of this report, many asset-backed securities owned by the Funds that were once rated investment grade are now rated below investment grade. See “Credit Risk” for more information about credit risk.

When worldwide economic and liquidity conditions deteriorated in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness of those securities (and underlying assets) caused credit spreads (the difference between yields on asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many asset-backed (as well as others) fixed income securities. These events reduced liquidity and contributed to substantial declines in the market prices of asset-backed (and other) fixed income securities and may occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

The market price of an asset-backed security depends in part on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of documentation for underlying assets also can affect the rights of holders of those underlying assets. The insolvency of a servicer is likely to result in a decline in the market price of the securities it is servicing, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the asset-backed security. When interest rates rise, the obligations underlying asset-backed securities may be repaid more slowly than anticipated, and the market price of those securities may decrease.

The existence of insurance on an asset-backed security does not guarantee that the principal and interest will be paid because the insurer could default on its obligations.

The risk of investing in asset-backed securities has increased since 2008 because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated. See “Focused Investment Risk” for more information about risks of investing in correlated sectors. A single financial institution may serve as a servicer for many asset-backed securities. As a result, a disruption in that institution’s business may have a material impact on the many asset-backed securities it services.

Equities — Funds that invest in equities run the risk that the market price of an equity will decline. That decline may be attributable to factors affecting the issuer, such as poor performance by the issuer’s management or reduced demand for its goods or services, or to factors affecting a particular industry, such as a decline in demand, labor or raw material shortages, or increased production costs. A decline also may result from general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market prices of equities are volatile and can decline in a rapid or unpredictable manner. If a Fund purchases an equity for what GMO believes is less than its fundamental fair (or intrinsic) value, the Fund runs the risk that the market price of the equity will not appreciate or will decline due to GMO’s incorrect assessment. The market prices of equities trading at high multiples of current earnings often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples.

To the extent a Fund invests in GMO Risk Premium Fund (“Risk Premium Fund”), the Fund is exposed to Risk Premium Fund’s market risk with respect to equities. Because of Risk Premium Fund’s emphasis on writing put options on stock indices, GMO expects the Fund’s net asset value to decline when those indices decline in value. Also, Risk Premium Fund’s investment strategy of writing put options on stock indices can be expected to cause the Fund to underperform relative to those indices when the markets associated with those indices rise sharply because of the Fund’s lack of exposure to the upside of those markets.

Fixed Income — Funds that invest in fixed income investments (including bonds, notes, bills, synthetic debt instruments, and asset-backed securities) are subject to various market risks. The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity due to market uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market price of fixed income investments with complex structures, such as asset-backed securities and sovereign and quasi-sovereign debt instruments, can decline due to uncertainty about their credit quality and the reliability of their payment streams. Some fixed income investments also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the fixed income investment. When interest rates rise, fixed income investments also may be repaid more slowly than anticipated, causing a decrease in their market price. During periods of economic uncertainty and change, the market price of a Fund’s investments in below investment grade investments (commonly referred to as “junk bonds”) may be particularly volatile. Often below investment grade investments are subject to greater sensitivity to interest rate and economic changes than higher rated investments and can be more difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. See “Credit Risk” and “Illiquidity Risk” for more information about these risks.

A risk run by each Fund with significant investment in fixed income investments is that an increase in prevailing interest rates will cause the market price of those securities to decline. The risk associated with increases in interest rates (also called “interest rate risk”) is generally greater for Funds investing in fixed income investments with longer durations. In addition, in managing some Funds,

GMO may seek to evaluate potential investments in part by considering the volatility of interest rates. The value of a Fund’s investments may be significantly reduced if GMO’s assessment proves incorrect.

The extent to which the market price of a fixed income investment changes with changes in interest rates is referred to as interest rate duration, which can be measured mathematically or empirically. A longer-maturity investment generally has longer interest rate duration because its fixed rate is locked in for a longer period of time. Floating-rate or adjustable-rate investments generally have shorter interest rate durations because their interest rates are not fixed but rather float up and down as interest rates change. Conversely, inverse floating-rate investments have durations that move in the opposite direction from short-term interest rates and thus tend to underperform fixed rate investments when interest rates rise but outperform them when interest rates decline. Fixed income investments paying no interest, such as zero coupon and principal-only securities, are subject to additional interest rate risk.

The market price of inflation-indexed bonds (including TIPS) typically declines during periods of rising real interest rates (i.e., nominal interest rate minus inflation) and increases during periods of declining real interest rates. In some interest rate environments, such as when real interest rates are rising faster than nominal interest rates, the market price of inflation-indexed bonds may decline more than the price of non-inflation-indexed (or nominal) fixed income bonds with similar maturities.

Generally, when interest rates on short term U.S. Treasury obligations equal or approach zero, a Fund that invests a substantial portion of its assets in U.S. Treasury obligations, such as U.S. Treasury Fund, will have a negative return unless GMO waives or reduces its management fees.

Fixed income securities denominated in foreign currencies also are subject to currency risk. See “Currency Risk.”

In response to government intervention, economic or market developments, or other factors, markets for fixed income investments may experience periods of high volatility, reduced liquidity or both. During those periods, a Fund could have unusually high shareholder redemptions, requiring it to generate cash by selling portfolio assets when it would otherwise not do so, including at unfavorable prices. Fixed income investments may be difficult to value during such periods. In recent years, central banks and governmental financial regulators, including the U.S. Federal Reserve, have kept interest rates historically low by purchasing bonds. However, the U.S. Federal Reserve recently has increased interest rates and continued economic recovery, and the Federal Reserve’s conclusion of its quantitative easing program increase the likelihood that interest rates will increase in the United States and throughout the financial system. A substantial increase in interest rates could have an adverse effect on prices for fixed income investments and on the performance of the Funds. Other actions by central banks or regulators (such as intervention in foreign currency markets or currency controls) also could have a material adverse effect on the Funds.

• MERGER ARBITRAGE RISK. Some Funds engage in transactions in which the Fund purchases securities at prices below the value of the consideration GMO expects the Fund to receive upon consummation of a proposed merger, exchange offer, tender offer, or other similar transaction (“merger arbitrage transactions”). The purchase price paid by the Fund may substantially exceed the market price of the securities before the announcement of the transaction.

If a Fund engages in merger arbitrage and the merger later appears unlikely to be consummated or, in fact, is not consummated or is delayed, the market price of the securities purchased by the Fund is likely to decline sharply, resulting in losses to the Fund. The risk/reward payout of merger arbitrage strategies typically is asymmetric, with the losses in failed transactions often far exceeding the gains in successful transactions. A proposed merger can fail to be consummated for many reasons, including regulatory and antitrust restrictions, industry weakness, company specific events, failed financings, and general market declines.

Merger arbitrage strategies are subject to the risk of overall market movements, and a Fund may experience losses even if a transaction is consummated. A Fund’s investments in derivatives or short sales of securities to hedge or otherwise adjust long or short investment exposure in connection with a merger arbitrage may not perform as GMO expected or may otherwise reduce the Fund’s gains or increase its losses. Also, a Fund may be unable to hedge against market fluctuations or other risks. In addition, a Fund may sell securities short when GMO expects the Fund to receive the securities upon consummation of a transaction; if the Fund does not actually receive the securities, the Fund will have an unintended “naked” short position and may be required to cover its short position at a time when the securities sold short have appreciated in value, thus resulting in a loss. A Fund’s merger arbitrage transactions could result in tax inefficiencies, including larger distributions of net investment income and net realized capital gains than otherwise would be the case.

• NON-DIVERSIFIED FUNDS. Some of the Funds are not “diversified” investment companies within the meaning of the 1940 Act. This means they are allowed to invest in the securities of relatively few issuers. As a result, they may be subject to greater credit, market and other risks than if their investments were more diversified, and poor performance by a single investment may have a greater impact on their performance.

The following Funds are not diversified investment companies within the meaning of the 1940 Act:

•	Alpha Only Fund
•	Implementation Fund
•	SGM Major Markets Fund
•	Special Opportunities Fund

In addition, each of the Funds may invest a portion of its assets in shares of one or more other GMO Funds that are not diversified investment companies under the 1940 Act. Each of the Funds may invest without limitation in GMO Funds that are not diversified.

• NON-U.S. INVESTMENT RISK. Funds that invest in non-U.S. securities are subject to more risks than Funds that invest only in U.S. securities. Many non-U.S. securities markets include securities of only a small number of companies in a small number of industries. As a result, the market prices of securities traded on those markets often fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. Transactions in non-U.S. securities generally involve higher commission rates, transfer taxes, and custodial costs. In addition, some countries limit a Fund’s ability to profit from short-term trading (as defined in that country).

A Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. A Fund may seek a refund of taxes paid, but its efforts may not be successful, in which case the Fund will have incurred additional expenses for no benefit. In addition, a Fund’s pursuit of a tax refund may subject it to administrative and judicial proceedings in the country where it is seeking the refund. A Fund’s decision to seek a refund is in its sole discretion, and, particularly in light of the cost involved, it may decide not to seek a refund, even if it is entitled to one. The outcome of a Fund’s efforts to obtain a refund is inherently unpredictable. Accordingly, a refund is not typically reflected in a Fund’s net asset value until it is received or until GMO is confident that it will be received. In some cases, the amount of a refund could be material to a Fund’s net asset value. Generally, absent a determination that a refund is collectible and free from significant contingencies, a refund is not reflected in a Fund’s net asset value. See “Taxes, Non-U.S. Taxes” in the GMO Trust Statement of Additional Information for additional information. For information on possible special Australian tax consequences of an investment in the Funds, see the Funds’ Prospectus and Statement of Additional Information.

Investing in non-U.S. securities also exposes a Fund to the risk of nationalization, expropriation, or confiscatory taxation of assets of their issuers, government involvement in every country, including the U.S., or in the affairs of specific companies or industries (including wholly or partially state-owned enterprises), adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments, including the imposition of economic sanctions.

In some non-U.S. securities markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. securities markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the United States. Fluctuations in currency exchange rates also affect the market prices of a Fund’s non-U.S. securities (see “Currency Risk”).

The Funds need a license to invest directly in securities traded in many non-U.S. securities markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license to invest in a particular market is terminated or suspended, to obtain exposure to that market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of GMO’s clients may preclude a Fund from obtaining a similar license. In addition, the activities of a GMO client could cause the suspension or revocation of a Fund’s license.

Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of issuer assets; greater governmental involvement in the economy or in the affairs of specific companies or industries (including wholly or partially state-owned enterprises); less governmental supervision and regulation of securities markets and participants in those markets; controls on investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; less rigorous auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and settlement; difficulties in obtaining and enforcing legal judgments; and significantly smaller market capitalizations of issuers. In addition, the economies of emerging countries may depend predominantly on only a few industries or revenues from particular commodities and often are more volatile than the economies of developed countries.

• SMALL COMPANY RISK. Companies with smaller market capitalizations tend to have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers and depend on fewer key employees than larger companies. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. Market risk and illiquidity risk are particularly pronounced for the securities of these companies.

Temporary Defensive Positions. Temporary defensive positions are positions that are inconsistent with a Fund’s principal investment strategies and are taken in response to adverse market, economic, political, or other conditions.

Benchmark-Free Allocation Fund, Benchmark-Free Fund and Implementation Fund may take temporary defensive positions if deemed prudent by GMO.

To the extent a Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

Derivative financial instruments

During the period ended November 30, 2018, only Alpha Only Fund, Benchmark-Free Fund, Implementation Fund, SGM Major Markets Fund, Special Opportunities Fund and Strategic Opportunities Allocation Fund held derivative financial instruments directly. For a listing of derivative financial instruments, if any, held by the underlying funds, please refer to the underlying funds’ Schedule of Investments. The derivative information provided below only pertains to direct investments made by Alpha Only Fund, Benchmark-Free Fund, Implementation Fund, SGM Major Markets Fund, Special Opportunities Fund and Strategic Opportunities Allocation Fund (or their respective wholly-owned subsidiary, if any).

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, that are used to increase, decrease or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

Use of Derivatives by Alpha Only Fund and Special Opportunities Fund

Alpha Only Fund’s investment program involves having both long and short investment exposures. Alpha Only Fund seeks to construct a portfolio in which it has long investment exposure to asset classes and sub-asset classes that GMO expects will outperform relative to the asset classes and sub-asset classes to which it has short investment exposure.

The Funds may use derivatives to gain long investment exposure to securities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts, and options) to gain exposure to a given currency. In addition, Special Opportunities Fund may use derivatives to gain investment exposure to commodities, including the use of exchange-traded futures and foreign exchange contracts to gain exposure to a range of global equity, bond, currency, and commodity markets.

The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). A Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices, and currencies (and in the case of Special Opportunities Fund, commodities) without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of stocks of companies in a particular sector and GMO believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting its investment exposures, a Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currencies in which its equities are traded.

The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

Special Opportunities Fund may have investment exposures in excess of its net assets (i.e., it may be leveraged). Alpha Only Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of its derivative positions, Alpha Only Fund will typically have gross investment exposures in excess of its net assets (i.e., the Fund will be leveraged) and therefore is subject to heightened risk of loss. Alpha Only Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

A Fund’s foreign currency exposure may differ significantly from the currencies in which its equities are traded.

Use of Derivatives by Benchmark-Free Fund, Implementation Fund and Strategic Opportunities Allocation Fund

The Funds may use derivatives to gain long investment exposure to securities, commodities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Funds also may use exchange-traded futures and forward foreign exchange contracts to gain exposure to a range of global equity, bond, currency, and commodity markets and may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Funds may use derivatives such as futures, options, and swap contracts, in an attempt to reduce their investment exposures (which may result in a reduction below zero). For example, a Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer or may use a bond futures contract to short the bond market of a particular country. A Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Funds may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency. Implementation Fund uses exchange-traded futures and forward contracts as an integral part of its investment program.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to individual commodities, various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of a certain type of security or commodity and GMO believes that another security or commodity will outperform such security or commodity, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of those stocks) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). Long and short swap contracts and contracts for differences also may be used for these purposes. Derivatives used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased. In adjusting investment exposures, each Fund also may use currency derivatives, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio. Each Fund’s foreign currency exposure may differ significantly from the currency exposure represented by its investments.

The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

Each of the Funds is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of their derivative positions, the Funds may have gross investment exposures in excess of their net assets (i.e., the Funds may be leveraged) and therefore are subject to heightened risk of loss. Each Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

Use of Derivatives by SGM Major Markets Fund

The Fund invests in a range of global equity, bond, currency, and commodity markets using exchange traded futures and forward non-U.S. exchange contracts as well as making other investments.

The Fund may use derivatives to gain long and/or short investment exposure to global equities, bonds, currencies, commodities, or other assets. In particular, the Fund may use exchange traded futures and forward foreign exchange contracts to gain exposure to a range of global equity, bond, currency, and commodity markets. The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund may use derivatives in an attempt to adjust its investment exposures. For example, the Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer. The Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency.

The Fund may use derivatives, such as futures, options, and swap contracts, in an attempt to adjust elements of its investment exposures to individual commodities, various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of a certain type of security or commodity and GMO believes that another security or commodity will outperform such security or commodity, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). Long and short swap contracts and contracts for differences also may be used for these purposes. Derivatives used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased. In addition, the Fund may alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund’s exposure to the credit of an issuer through the debt instrument but adjust the Fund’s interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed versus variable rates and shorter duration versus longer duration exposure. In adjusting its investment exposure, the Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currencies in which its equities are traded.

The Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of its derivative positions, the Fund will typically have gross investment exposures in excess of its net assets (i.e., the Fund will be leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

***

Certain derivatives transactions that may be used by the Funds, including certain interest rate swaps and certain credit default index swaps, are required to be transacted through a central clearing organization. The Funds hold cleared derivatives transactions, if any, through clearing members, who are members of derivatives clearing houses. Certain other derivatives, including futures and certain options, are transacted on exchanges. The Funds hold exchange-traded derivatives through clearing brokers that are typically members of the exchanges. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing brokers generally can require termination of existing cleared or exchange-traded derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses and exchanges also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of a Fund to pursue its investment strategy. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

For Funds that held derivatives during the period ended November 30, 2018, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Alpha Only Fund	Benchmark- Free Fund	Consolidated Implementation Fund*	Consolidated SGM Major Markets Fund*	Consolidated Special Opportunities Fund*	Strategic Opportunities Allocation Fund
Forward currency contracts
Adjust currency exchange rate risk				X
Adjust exposure to foreign currencies	X	X	X	X	X
Manage against anticipated currency exchange rate changes			X
Futures contracts
Adjust exposure to certain securities markets		X	X	X
Substitute for direct investment				X	X
Adjust interest rate exposure			X	X
Maintain the diversity and liquidity of the portfolio		X	X	X
Hedge some or all of the broad market exposure of the underlying funds and/or assets in which the Fund invests	X
Options (Purchased)
Substitute for direct equity investment			X
Options (Written)
Substitute for direct equity investment			X		X
Adjust interest rate exposure			X
Swap contracts
Adjust interest rate exposure		X	X
Substitute for direct investment in securities		X	X			X
Achieve exposure to a reference entity’s credit			X
Rights and/or warrants
Received as a result of corporate actions	X	X	X			X

*	Certain derivatives may be held by the Fund’s wholly-owned subsidiary.

Forward currency contracts

The Funds may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market price of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked-to-market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was settled.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. Forward currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. “Quanto” options are cash-settled options in which the underlying asset (often an index) is denominated in a currency other than the currency in which the option is settled. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. That premium, if any, which is disclosed in the Schedule of Investments, is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed.

In a credit linked option contract, one party makes payments to another party in exchange for the option to exercise a contract where the buyer has the right to receive a specified return if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities and a specified decrease in the value of the related collateral occurs. A writer of a credit linked option receives periodic payments in return for its obligation to pay an agreed-upon value to the other party if they exercise their option in the case of a credit event. If no credit event occurs, the seller has no payment obligation and will keep the premiums received.

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions (and if the market of the underlying reference security closes or the official closing time of the underlying index occurs prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The Funds value OTC options using industry models and inputs provided by primary pricing sources.

Swap contracts

The Funds may directly or indirectly use various swap contracts, including, without limitation, swaps on securities and securities indices, total return swaps, interest rate swaps, basis swaps, currency swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps, municipal swaps, dividend swaps, volatility swaps, correlation swaps and other types of available swaps. A swap contract is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap contract and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap contract are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses. A liquidation payment received or made at the termination of the swap contract is recorded as realized gain or loss. The periodic frequency of payments received may differ from periodic payment frequencies made and their frequencies could be monthly, quarterly, semiannually, annually or at maturity.

Interest rate swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal). Basis swaps are interest rate swaps that involve the exchange of two floating interest rate payments and may involve the exchange of two different currencies.

Inflation swaps involve the exchange of a floating rate linked to an index for a fixed rate interest payment with respect to a notional amount or principal.

Total return swap contracts involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or futures contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap contract, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap contracts on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap contracts on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Correlation swaps involve receiving a stream of payments based on the actual average correlation between or among the price movements of two or more underlying variables over a period of time, in exchange for making a regular stream of payments based on a fixed “strike” correlation level (or vice versa), where both payment streams are based on a notional amount. The underlying variables may include, without limitation, commodity prices, exchange rates, interest rates and stock indices.

Variance swap contracts involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Forward starting dividend swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive the changes in a dividend index point. A Fund gains exposure by either paying or receiving an amount in respect of an increase or decrease in the change of the relevant dividend index point based on a notional amount. For example, if a Fund took a long position on a dividend index swap, the Fund would receive payments if the relevant index point increased in value and would be obligated to pay if that index point decreased in value.

Future swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive the changes in an index. The Fund gains exposure by either paying or receiving an amount in respect of an increase or decrease in the change of the index based on a notional amount. For example, if the Fund took a long position on a future swap, the Fund would receive payments if the relevant index increased in value and would be obligated to pay if that index decreased in value.

Generally, the Funds price their OTC swap contracts daily using industry standard models that may incorporate quotations from market makers or pricing vendors and record the change in value, if any, as unrealized gain or loss. Gains or losses are realized upon the termination of the swap contracts or reset dates, as appropriate. Cleared swap contracts are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared swap contract is not available by the time that a Fund calculates its net asset value on any business day, then that swap contract will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house.

The values assigned to swap contracts may differ significantly from the values realized upon termination, and the differences could be material. Entering into swap contracts involves counterparty credit, legal, and documentation risk that is generally not reflected in the value assigned to the swap contract. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the section entitled “Options” above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the valuations of derivative instruments categorized by risk exposure as of November 30, 2018:

The risks referenced in the tables below are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Alpha Only Fund
Asset Derivatives
Investments, at value (rights and/or warrants)	$—	$—	$0 §	$—	$—	$—	$0 §
Unrealized Appreciation on Forward Currency Contracts	—	—	—	134,948	—	—	134,948
Unrealized Appreciation on Futures Contracts	—	—	4,894,734	—	—	—	4,894,734

Total	$—	$—	$4,894,734	$134,948	$—	$—	$5,029,682

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(28,587)	$—	$—	$(28,587)

Total	$—	$—	$—	$(28,587)	$—	$—	$(28,587)

Benchmark-Free Fund
Asset Derivatives
Investments, at value (rights and/or warrants)	$—	$—	$1,946	$—	$—	$—	$1,946
Unrealized Appreciation on Forward Currency Contracts	—	—	—	1,352,595	—	—	1,352,595
Unrealized Appreciation on Futures Contracts	—	—	14,535,776	—	—	—	14,535,776
Swap Contracts, at value	—	—	89,095	—	—	—	89,095

Total	$—	$—	$14,626,817	$1,352,595	$—	$—	$15,979,412

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(135,138)	$—	$—	$(135,138)
Unrealized Depreciation on Futures Contracts	—	—	(141,738)	—	—	—	(141,738)
Swap Contracts, at value	—	—	(66,483)	—	(5,198)	—	(71,681)

Total	$—	$—	$(208,221)	$(135,138)	$(5,198)	$—	$(348,557)

Consolidated Implementation Fund
Asset Derivatives
Investments, at value (rights and/or warrants)	$—	$—	$449,426	$—	$—	$—	$449,426
Investments, at value (purchased options)	—	—	1,500,337	—	—	—	1,500,337
Unrealized Appreciation on Forward Currency Contracts	—	—	—	12,716,599	—	—	12,716,599
Unrealized Appreciation on Futures Contracts	—	—	62,875,325	—	—	—	62,875,325
Swap Contracts, at value	—	—	61,551	—	10,737,256	—	10,798,807

Total	$—	$—	$64,886,639	$12,716,599	$10,737,256	$—	$88,340,494

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(8,301,781)	$—	$—	$(8,301,781)
Unrealized Depreciation on Futures Contracts	—	—	(2,232,683)	—	—	—	(2,232,683)
Written Options, at value	—	—	(9,749,110)	—	—	—	(9,749,110)
Swap Contracts, at value	(74,295)	—	(400,148)	—	(7,384,663)	—	(7,859,106)

Total	$(74,295)	$—	$(12,381,941)	$(8,301,781)	$(7,384,663)	$—	$(28,142,680)

	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Consolidated SGM Major Markets Fund
Asset Derivatives
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$—	$7,240,167	$—	$—	$7,240,167
Unrealized Appreciation on Futures Contracts	—	357,408	20,765,478	—	446,579	—	21,569,465

Total	$—	$357,408	$20,765,478	$7,240,167	$446,579	$—	$28,809,632

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(8,650,796)	$—	$—	$(8,650,796)
Unrealized Depreciation on Futures Contracts	—	(8,366,143)	(21,083,333)	—	(1,639,604)	—	(31,089,080)

Total	$—	$(8,366,143)	$(21,083,333)	$(8,650,796)	$91,639,604)	$—	$(39,739,876)

Strategic Opportunities Allocation Fund
Asset Derivatives
Swap Contracts, at value	$—	$—	$1,032	$—	$—	$—	$1,032

Total	$—	$—	$1,032	$—	$—	$—	$1,032

Liability Derivatives
Swap Contracts, at value	$—	$—	$(38,839)	$—	$—	$—	$(38,839)

Total	$—	$—	$(38,839)	$—	$—	$—	$(38,839)

§	Represents the interest in securities that were determined to have a value of zero at November 30, 2018.

For additional information regarding the Funds, please see the Funds’ most recent annual or semiannual shareholder report available on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

Item 2. Controls and Procedures.

(a)

The registrant’s Principal Executive Officer and Principal Financial Officer have concluded as of a date within 90 days of the filing of this report, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX- 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GMO Trust

By (Signature and Title):	/s/ Sheppard N. Burnett
Sheppard N. Burnett, Chief Executive Officer

Date:	January 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Sheppard N. Burnett
Sheppard N. Burnett, Chief Executive Officer

Date:	January 28, 2019

By (Signature and Title):	/s/ Betty Maganzini
Betty Maganzini, Principal Financial Officer

Date:	January 28, 2019